Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.4%
China - 99.2%
Air Freight & Logistics - 1.3%
JD Logistics, Inc.*(a)	546,600	$586,688
SF Holding Co. Ltd., Class A	383,661	1,875,516
ZTO Express Cayman, Inc.(b)	109,182	2,296,243
Total Air Freight & Logistics		4,758,447
Automobile Components - 0.6%
Fuyao Glass Industry Group Co. Ltd., Class A	147,367	966,857
Fuyao Glass Industry Group Co. Ltd., Class H(a)	130,500	758,021
Minth Group Ltd.*	143,200	222,667
Total Automobile Components		1,947,545
Automobiles - 4.9%
BYD Co. Ltd., Class A	85,800	2,940,952
BYD Co. Ltd., Class H	208,000	6,180,803
Geely Automobile Holdings Ltd.	1,146,900	1,291,243
Great Wall Motor Co. Ltd., Class A	110,100	381,535
Great Wall Motor Co. Ltd., Class H(b)	497,400	767,054
Li Auto, Inc., Class A*	310,800	2,798,530
NIO, Inc., Class A*(b)	369,660	1,612,178
XPeng, Inc., Class A*	269,000	1,018,130
Yadea Group Holdings Ltd.(a)(b)	222,200	280,902
Total Automobiles		17,271,327
Banks - 1.4%
Bank of Suzhou Co. Ltd., Class A	471,900	484,772
China Minsheng Banking Corp. Ltd., Class A	4,025,336	2,089,623
China Minsheng Banking Corp. Ltd., Class H(b)	2,016,900	697,496
Ping An Bank Co. Ltd., Class A	1,298,400	1,805,100
Total Banks		5,076,991
Beverages - 0.8%
Nongfu Spring Co. Ltd., Class H(a)	561,700	2,665,546
Biotechnology - 2.4%
Akeso, Inc.*(a)(b)	159,600	771,691
BeiGene Ltd.*	262,700	2,900,420
Chongqing Zhifei Biological Products Co. Ltd., Class A*	170,250	653,637
Imeik Technology Development Co. Ltd., Class A	18,312	431,662
Innovent Biologics, Inc.*(a)	444,700	2,096,083
Shanghai RAAS Blood Products Co. Ltd., Class A	746,300	799,368
Walvax Biotechnology Co. Ltd., Class A	252,900	394,201
Zai Lab Ltd.*	273,700	469,757
Total Biotechnology		8,516,819
Broadline Retail - 17.4%
Alibaba Group Holding Ltd.	3,419,800	30,880,434
JD.com, Inc., Class A	527,652	6,981,383
MINISO Group Holding Ltd.(b)	114,000	546,827
PDD Holdings, Inc., ADR*	167,629	22,286,276
Vipshop Holdings Ltd., ADR	68,479	891,597
Total Broadline Retail		61,586,517
Building Products - 0.4%
Beijing New Building Materials PLC, Class A	142,200	577,693
Xinyi Glass Holdings Ltd.	626,000	686,344
Total Building Products		1,264,037
Capital Markets - 0.8%
East Money Information Co. Ltd., Class A	1,886,043	2,727,986
Chemicals - 2.1%
Dongyue Group Ltd.(b)	383,900	417,464
Ganfeng Lithium Group Co. Ltd., Class A	162,200	636,505
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	119,140	232,255
Guangzhou Tinci Materials Technology Co. Ltd., Class A	180,300	433,658
Hengli Petrochemical Co. Ltd., Class A	403,600	771,173
Jiangsu Eastern Shenghong Co. Ltd., Class A	360,600	393,650
LB Group Co. Ltd., Class A	182,500	464,196
Meihua Holdings Group Co. Ltd., Class A	301,400	413,654
Ningxia Baofeng Energy Group Co. Ltd., Class A*	327,900	778,335
Rongsheng Petrochemical Co. Ltd., Class A	461,400	610,494
Satellite Chemical Co. Ltd., Class A	257,000	632,921
Tianqi Lithium Corp., Class A	162,088	664,040
Yunnan Energy New Material Co. Ltd., Class A	78,400	339,873
Zhejiang NHU Co. Ltd., Class A	233,160	613,171
Total Chemicals		7,401,389
Communications Equipment - 1.1%
BYD Electronic International Co. Ltd.	225,500	1,126,432
Hengtong Optic-electric Co. Ltd., Class A	270,469	584,219
Zhongji Innolight Co. Ltd., Class A	123,200	2,326,690
Total Communications Equipment		4,037,341
Construction & Engineering - 0.1%
China Conch Venture Holdings Ltd.	515,663	480,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2024

Investments	Shares	Value
Construction Materials - 0.3%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	284,500	$480,866
China Jushi Co. Ltd., Class A	343,400	519,744
Total Construction Materials		1,000,610
Consumer Staples Distribution & Retail - 0.3%
East Buy Holding Ltd.*(a)(b)	95,000	153,560
JD Health International, Inc.*(a)(b)	315,300	858,176
Total Consumer Staples Distribution & Retail		1,011,736
Electrical Equipment - 4.1%
Contemporary Amperex Technology Co. Ltd., Class A	356,806	8,798,398
Eve Energy Co. Ltd., Class A	178,400	975,466
Jiangsu Zhongtian Technology Co. Ltd., Class A	371,000	805,434
Sieyuan Electric Co. Ltd., Class A	75,400	690,914
Sungrow Power Supply Co. Ltd., Class A	196,960	1,673,425
TBEA Co. Ltd., Class A	560,800	1,065,396
Zhejiang Chint Electrics Co. Ltd., Class A	153,200	399,952
Total Electrical Equipment		14,408,985
Electronic Equipment, Instruments & Components - 4.0%
AAC Technologies Holdings, Inc.	196,700	773,457
Chaozhou Three-Circle Group Co. Ltd., Class A	186,200	744,458
Eoptolink Technology, Inc. Ltd., Class A	79,400	1,147,903
Foxconn Industrial Internet Co. Ltd., Class A	577,500	2,167,350
GoerTek, Inc., Class A	331,500	885,865
Kingboard Holdings Ltd.	207,300	488,021
Lens Technology Co. Ltd., Class A	273,700	684,170
Luxshare Precision Industry Co. Ltd., Class A	668,176	3,597,663
Maxscend Microelectronics Co. Ltd., Class A	41,400	440,830
Sunny Optical Technology Group Co. Ltd.	228,400	1,411,520
SUPCON Technology Co. Ltd., Class A	75,630	390,537
Wingtech Technology Co. Ltd., Class A*	123,200	476,712
WUS Printed Circuit Kunshan Co. Ltd., Class A	172,500	862,400
Total Electronic Equipment, Instruments & Components		14,070,886
Entertainment - 4.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	228,400	408,257
Bilibili, Inc., Class Z*(b)	66,725	1,084,536
China Ruyi Holdings Ltd.*(b)	1,600,000	430,361
iQIYI, Inc., ADR*	142,163	521,738
NetEase, Inc.	574,115	10,964,027
Tencent Music Entertainment Group, ADR	193,167	2,713,996
Total Entertainment		16,122,915
Food Products - 3.3%
China Feihe Ltd.(a)	1,087,100	502,655
Foshan Haitian Flavouring & Food Co. Ltd., Class A	249,147	1,176,315
Guangdong Haid Group Co. Ltd., Class A	112,003	721,798
Henan Shuanghui Investment & Development Co. Ltd., Class A	154,000	501,391
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	813,700	2,879,940
Muyuan Foods Co. Ltd., Class A	350,874	2,095,387
Tingyi Cayman Islands Holding Corp.	535,000	644,818
Want Want China Holdings Ltd.	1,513,100	914,752
Wens Foodstuffs Group Co. Ltd., Class A	812,300	2,205,193
Total Food Products		11,642,249
Gas Utilities - 0.6%
ENN Energy Holdings Ltd.	238,200	1,963,287
Health Care Equipment & Supplies - 1.2%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	766,800	365,358
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	86,974	3,465,570
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	50,200	463,711
Total Health Care Equipment & Supplies		4,294,639
Health Care Providers & Services - 0.5%
Aier Eye Hospital Group Co. Ltd., Class A	643,780	910,005
Huadong Medicine Co. Ltd., Class A	118,440	451,155
Hygeia Healthcare Holdings Co. Ltd.*(a)(b)	112,900	407,067
Total Health Care Providers & Services		1,768,227
Hotels, Restaurants & Leisure - 6.6%
H World Group Ltd.	331,370	1,103,520
Haidilao International Holding Ltd.(a)(b)	383,000	688,747
Meituan, Class B*(a)	865,000	12,309,027
Tongcheng Travel Holdings Ltd.(c)	244,400	486,458
Trip.com Group Ltd.*	125,827	6,037,195
Yum China Holdings, Inc.	88,400	2,733,273
Total Hotels, Restaurants & Leisure		23,358,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2024

Investments	Shares	Value
Household Durables - 1.7%
Gree Electric Appliances, Inc. of Zhuhai, Class A	438,500	$2,355,612
Haier Smart Home Co. Ltd., Class A	409,600	1,592,205
Haier Smart Home Co. Ltd., Class H	494,900	1,654,442
Hisense Home Appliances Group Co. Ltd., Class H	70,000	230,422
Total Household Durables		5,832,681
Industrial Conglomerates - 0.1%
Fosun International Ltd.	682,700	367,259
Insurance - 4.8%
Ping An Insurance Group Co. of China Ltd., Class A	1,379,394	7,814,397
Ping An Insurance Group Co. of China Ltd., Class H	1,941,400	8,802,618
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	234,900	408,579
Total Insurance		17,025,594
Interactive Media & Services - 17.3%
Baidu, Inc., Class A*	769,450	8,401,723
Kanzhun Ltd., ADR	90,553	1,703,302
Kuaishou Technology*(a)	733,400	4,335,170
Tencent Holdings Ltd.	980,000	46,744,371
Total Interactive Media & Services		61,184,566
IT Services - 0.1%
Isoftstone Information Technology Group Co. Ltd., Class A	79,000	380,995
Life Sciences Tools & Services - 1.5%
Genscript Biotech Corp.*(b)	364,400	388,325
Hangzhou Tigermed Consulting Co. Ltd., Class A	78,867	524,999
Pharmaron Beijing Co. Ltd., Class A	149,425	380,273
WuXi AppTec Co. Ltd., Class A	334,247	1,794,194
WuXi AppTec Co. Ltd., Class H(a)	120,195	449,534
Wuxi Biologics Cayman, Inc.*(a)	1,169,400	1,728,472
Total Life Sciences Tools & Services		5,265,797
Machinery - 1.8%
Haitian International Holdings Ltd.	185,400	527,177
Jiangsu Hengli Hydraulic Co. Ltd., Class A	63,800	407,049
Sany Heavy Industry Co. Ltd., Class A	884,748	1,999,540
Shenzhen Inovance Technology Co. Ltd., Class A	254,700	1,789,670
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	157,200	358,073
Yutong Bus Co. Ltd., Class A	191,400	676,376
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	295,800	773,042
Total Machinery		6,530,927
Marine Transportation - 0.3%
SITC International Holdings Co. Ltd.	399,000	1,083,434
Media - 0.5%
China Literature Ltd.*(a)(b)	122,600	394,932
Focus Media Information Technology Co. Ltd., Class A	1,521,124	1,262,594
Total Media		1,657,526
Metals & Mining - 0.7%
China Hongqiao Group Ltd.(b)	594,600	900,194
GEM Co. Ltd., Class A	706,900	616,771
Yintai Gold Co. Ltd., Class A	238,000	531,037
Zhejiang Huayou Cobalt Co. Ltd., Class A	197,550	598,804
Total Metals & Mining		2,646,806
Oil, Gas & Consumable Fuels - 0.1%
Guanghui Energy Co. Ltd., Class A	568,500	521,713
Passenger Airlines - 0.3%
Hainan Airlines Holding Co. Ltd., Class A*	3,424,700	478,464
Spring Airlines Co. Ltd., Class A*	74,900	577,894
Total Passenger Airlines		1,056,358
Personal Care Products - 0.4%
Giant Biogene Holding Co. Ltd.(a)	126,200	741,127
Hengan International Group Co. Ltd.	207,900	633,760
Total Personal Care Products		1,374,887
Pharmaceuticals - 2.2%
Asymchem Laboratories Tianjin Co. Ltd., Class A	34,727	312,982
China Medical System Holdings Ltd.	385,000	326,447
Hansoh Pharmaceutical Group Co. Ltd.(a)	320,100	669,113
Humanwell Healthcare Group Co. Ltd., Class A	168,600	396,510
HUTCHMED China Ltd.*(b)	160,500	565,329
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	589,468	3,105,247
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	53,039
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	184,304	558,906
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	146,700	609,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2024

Investments	Shares	Value
Sino Biopharmaceutical Ltd.	3,179,150	$1,087,216
Total Pharmaceuticals		7,684,226
Real Estate Management & Development - 1.5%
Country Garden Services Holdings Co. Ltd.(b)	687,300	424,313
ESR Group Ltd.(a)(b)	769,000	1,010,572
KE Holdings, Inc., ADR	222,358	3,146,366
Longfor Group Holdings Ltd.(a)(b)	555,200	762,321
Total Real Estate Management & Development		5,343,572
Semiconductors & Semiconductor Equipment - 3.6%
Daqo New Energy Corp., ADR*(b)	12,141	177,259
GCL Technology Holdings Ltd.*(b)	5,757,000	855,358
GigaDevice Semiconductor, Inc., Class A*	91,626	1,200,035
JA Solar Technology Co. Ltd., Class A	229,960	352,774
JCET Group Co. Ltd., Class A	183,307	796,163
JinkoSolar Holding Co. Ltd., ADR(b)	11,568	239,689
LONGi Green Energy Technology Co. Ltd., Class A	904,268	1,736,488
Montage Technology Co. Ltd., Class A	130,654	1,022,920
NAURA Technology Group Co. Ltd., Class A	36,500	1,599,264
Sanan Optoelectronics Co. Ltd., Class A	484,900	778,406
SG Micro Corp., Class A	42,745	484,660
Tongwei Co. Ltd., Class A	368,758	965,225
Trina Solar Co. Ltd., Class A	167,119	387,305
Will Semiconductor Co. Ltd. Shanghai, Class A	105,966	1,442,276
Xinyi Solar Holdings Ltd.	1,222,765	615,501
Total Semiconductors & Semiconductor Equipment		12,653,323
Software - 0.9%
360 Security Technology, Inc., Class A	418,600	440,339
Beijing Kingsoft Office Software, Inc., Class A	30,609	953,799
Hundsun Technologies, Inc., Class A	222,510	538,229
Kingdee International Software Group Co. Ltd.*	837,700	785,404
Yonyou Network Technology Co. Ltd., Class A*	321,213	439,967
Total Software		3,157,738
Specialty Retail - 0.5%
Chow Tai Fook Jewellery Group Ltd.(b)	525,800	569,077
Pop Mart International Group Ltd.(a)	131,700	645,224
Topsports International Holdings Ltd.(a)	608,200	323,287
Zhongsheng Group Holdings Ltd.	164,100	240,032
Total Specialty Retail		1,777,620
Technology Hardware, Storage & Peripherals - 0.2%
Shenzhen Transsion Holdings Co. Ltd., Class A	55,742	584,383
Textiles, Apparel & Luxury Goods - 1.7%
ANTA Sports Products Ltd.	265,300	2,548,544
Bosideng International Holdings Ltd.	720,000	449,112
Li Ning Co. Ltd.	529,500	1,146,162
Shenzhou International Group Holdings Ltd.	182,600	1,788,018
Total Textiles, Apparel & Luxury Goods		5,931,836
Tobacco - 0.2%
Smoore International Holdings Ltd.(a)(b)	552,000	669,549
Total China		350,107,318
United States - 0.2%
Biotechnology - 0.2%
Legend Biotech Corp., ADR*	17,079	756,429
TOTAL COMMON STOCKS (Cost: $452,818,127)		350,863,747
RIGHTS - 0.0%
China - 0.0%
Kangmei Pharmaceutical Co. Ltd., expiring 11/12/24*† (Cost: $0)	92,750	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $2,565,175)	2,565,175	2,565,175
TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $455,383,302)		353,428,922
Other Assets less Liabilities - (0.1)%		(474,451)
NET ASSETS - 100.0%		$352,954,471

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2024

(b)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $13,025,176 and the total market value of the collateral held by the Fund was $13,935,781. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,370,606.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks	$350,863,747	$—	$—		$350,863,747
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	2,565,175	—		2,565,175
Total Investments in Securities	$350,863,747	$2,565,175	$0		$353,428,922

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 100.4%
Argentina - 0.1%
Grupo Financiero Galicia SA, ADR*(a)	34,508	$1,054,565
Brazil - 4.6%
3R Petroleum Oleo & Gas SA	133,002	658,012
Allos SA	291,358	1,107,847
Ambev SA	1,917,103	3,938,130
Atacadao SA*	251,658	408,673
B3 SA - Brasil Bolsa Balcao	2,701,369	4,980,154
Banco Bradesco SA	466,755	940,325
Banco Santander Brasil SA	225,275	1,113,711
BRF SA*	369,314	1,507,323
CCR SA	461,509	967,146
Cia Siderurgica Nacional SA	300,190	697,720
Cosan SA	675,787	1,647,356
Embraer SA*	306,240	1,993,100
Energisa SA	121,170	995,198
Eneva SA*	742,218	1,697,048
Engie Brasil Energia SA	97,281	775,698
Equatorial Energia SA	405,641	2,241,288
GPS Participacoes & Empreendimentos SA(b)	285,007	884,610
Hapvida Participacoes & Investimentos SA*(b)	1,780,375	1,227,635
Hypera SA	201,831	1,042,866
Itau Unibanco Holding SA	275,789	1,394,722
Itausa SA	515,506	913,246
Klabin SA	465,429	1,796,541
Localiza Rent a Car SA	423,746	3,204,157
Lojas Renner SA	301,282	676,935
Magazine Luiza SA*	175,814	381,416
MercadoLibre, Inc.*	13,902	22,846,547
Multiplan Empreendimentos Imobiliarios SA	129,796	526,713
Natura & Co. Holding SA	292,920	819,519
PRIO SA	370,559	2,919,400
Raia Drogasil SA	554,227	2,562,369
Rede D'Or Sao Luiz SA(b)	454,991	2,228,079
Rumo SA	606,547	2,262,628
Santos Brasil Participacoes SA	411,354	1,010,898
Sendas Distribuidora SA*	618,226	1,150,871
Suzano SA	346,192	3,553,260
Telefonica Brasil SA	171,115	1,396,782
TIM SA	419,758	1,200,075
TOTVS SA	245,860	1,346,942
Transmissora Alianca de Energia Eletrica SA	61,753	380,561
Ultrapar Participacoes SA	419,704	1,632,134
Vibra Energia SA	585,626	2,203,564
WEG SA	678,188	5,151,320
Total Brazil		90,382,519
Chile - 0.3%
Banco de Chile	17,625,853	1,960,845
Banco Santander Chile	27,185,902	1,273,000
Cencosud SA	771,946	1,451,603
Empresas CMPC SA	446,409	837,084
Empresas Copec SA	160,664	1,234,011
Total Chile		6,756,543
China - 23.2%
360 Security Technology, Inc., Class A	482,800	507,873
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	269,800	482,258
AAC Technologies Holdings, Inc.	255,500	1,004,669
Aier Eye Hospital Group Co. Ltd., Class A	816,785	1,154,553
Akeso, Inc.*(a)(b)	207,000	1,000,877
Alibaba Group Holding Ltd.	4,730,032	42,711,691
ANTA Sports Products Ltd.	378,300	3,634,052
Asymchem Laboratories Tianjin Co. Ltd., Class A	45,440	409,535
Baidu, Inc., Class A*	791,600	8,643,582
BeiGene Ltd.*	282,000	3,113,508
Beijing Kingsoft Office Software, Inc., Class A	35,755	1,114,153
Beijing New Building Materials PLC, Class A	183,200	744,257
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	418,200	706,848
Bilibili, Inc., Class Z*(a)	83,394	1,355,470
Bosideng International Holdings Ltd.	1,540,000	960,601
BYD Co. Ltd., Class A	109,210	3,743,373
BYD Co. Ltd., Class H(a)	320,000	9,508,927
BYD Electronic International Co. Ltd.	268,000	1,338,730
Chaozhou Three-Circle Group Co. Ltd., Class A	312,900	1,251,026
China Conch Venture Holdings Ltd.	1,186,400	1,106,257
China Feihe Ltd.(b)	2,428,000	1,122,663
China Hongqiao Group Ltd.(a)	825,000	1,249,007
China Jushi Co. Ltd., Class A	435,200	658,685
China Medical System Holdings Ltd.	578,000	490,094
China Minsheng Banking Corp. Ltd., Class A	5,726,579	2,972,768
Chongqing Zhifei Biological Products Co. Ltd., Class A*	197,750	759,217
Chow Tai Fook Jewellery Group Ltd.	849,600	919,528
Contemporary Amperex Technology Co. Ltd., Class A	412,250	10,165,579
Country Garden Services Holdings Co. Ltd.(a)	1,302,000	803,807
East Money Information Co. Ltd., Class A	2,217,453	3,207,339
ENN Energy Holdings Ltd.	249,200	2,053,951
Eoptolink Technology, Inc. Ltd., Class A	98,400	1,422,591
ESR Group Ltd.(a)(b)	641,000	842,362
Eve Energy Co. Ltd., Class A	227,600	1,244,484
Focus Media Information Technology Co. Ltd., Class A	1,924,300	1,597,247
Foshan Haitian Flavouring & Food Co. Ltd., Class A	299,466	1,413,889
Foxconn Industrial Internet Co. Ltd., Class A	669,900	2,514,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2024

Investments	Shares	Value
Fuyao Glass Industry Group Co. Ltd., Class A	170,182	$1,116,544
Fuyao Glass Industry Group Co. Ltd., Class H(b)	260,800	1,514,881
Ganfeng Lithium Group Co. Ltd., Class A	291,320	1,143,198
GCL Technology Holdings Ltd.*(a)	7,250,000	1,077,183
Geely Automobile Holdings Ltd.	1,366,000	1,537,918
GEM Co. Ltd., Class A	1,186,000	1,034,786
Genscript Biotech Corp.*(a)	494,000	526,434
Giant Biogene Holding Co. Ltd.(b)	145,200	852,706
GigaDevice Semiconductor, Inc., Class A*	109,000	1,427,584
GoerTek, Inc., Class A	374,100	999,704
Great Wall Motor Co. Ltd., Class H(a)	1,091,200	1,682,769
Gree Electric Appliances, Inc. of Zhuhai, Class A	686,900	3,690,011
Guangdong Haid Group Co. Ltd., Class A	155,300	1,000,824
Guanghui Energy Co. Ltd., Class A	701,900	644,135
Guangzhou Tinci Materials Technology Co. Ltd., Class A	236,900	569,792
H World Group Ltd.	552,870	1,841,153
Haidilao International Holding Ltd.(b)	435,300	782,797
Haier Smart Home Co. Ltd., Class A	621,500	2,415,906
Haier Smart Home Co. Ltd., Class H	826,800	2,763,978
Hainan Airlines Holding Co. Ltd., Class A*	5,141,300	718,290
Hangzhou Tigermed Consulting Co. Ltd., Class A	97,500	649,034
Hansoh Pharmaceutical Group Co. Ltd.(b)	394,000	823,588
Henan Shuanghui Investment & Development Co. Ltd., Class A	192,700	627,390
Hengli Petrochemical Co. Ltd., Class A	519,140	991,940
Huadong Medicine Co. Ltd., Class A	137,900	525,281
Hundsun Technologies, Inc., Class A	312,371	755,593
HUTCHMED China Ltd.*(a)	187,000	658,670
Imeik Technology Development Co. Ltd., Class A	27,300	643,532
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	923,500	3,268,556
Innovent Biologics, Inc.*(b)	465,500	2,194,124
iQIYI, Inc., ADR*	165,687	608,071
Isoftstone Information Technology Group Co. Ltd., Class A	97,400	469,734
JA Solar Technology Co. Ltd., Class A	247,552	379,762
JCET Group Co. Ltd., Class A	230,200	999,835
JD Health International, Inc.*(a)(b)	326,400	888,388
JD Logistics, Inc.*(b)	466,800	501,035
JD.com, Inc., Class A	701,609	9,283,015
Jiangsu Eastern Shenghong Co. Ltd., Class A	479,400	523,339
Jiangsu Hengli Hydraulic Co. Ltd., Class A	91,900	586,329
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	676,013	3,561,155
Jiangsu Zhongtian Technology Co. Ltd., Class A	406,800	883,155
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	8,248
Kanzhun Ltd., ADR	86,845	1,633,554
KE Holdings, Inc., ADR	140,638	1,990,028
Kingdee International Software Group Co. Ltd.*	874,000	819,438
Kuaishou Technology*(b)	768,300	4,541,466
LB Group Co. Ltd., Class A	242,900	617,826
Lens Technology Co. Ltd., Class A	451,500	1,128,619
Li Auto, Inc., Class A*	442,200	3,981,692
Li Ning Co. Ltd.	754,000	1,632,118
LONGi Green Energy Technology Co. Ltd., Class A	1,075,372	2,065,063
Luxshare Precision Industry Co. Ltd., Class A	790,000	4,253,601
Maxscend Microelectronics Co. Ltd., Class A	50,200	534,533
Meituan, Class B*(b)	1,211,500	17,239,753
MINISO Group Holding Ltd.(a)	175,200	840,387
Montage Technology Co. Ltd., Class A	142,524	1,115,853
Muyuan Foods Co. Ltd., Class A	407,276	2,432,215
NAURA Technology Group Co. Ltd., Class A	41,361	1,812,251
NetEase, Inc.	595,030	11,363,447
Ningxia Baofeng Energy Group Co. Ltd., Class A*	472,200	1,120,859
NIO, Inc., Class A*(a)	430,420	1,877,168
Nongfu Spring Co. Ltd., Class H(a)(b)	612,000	2,904,245
PDD Holdings, Inc., ADR*	227,395	30,232,165
Pharmaron Beijing Co. Ltd., Class A	165,666	421,605
Ping An Bank Co. Ltd., Class A	1,500,426	2,085,966
Ping An Insurance Group Co. of China Ltd., Class A	1,654,608	9,373,510
Ping An Insurance Group Co. of China Ltd., Class H	1,756,000	7,961,985
Rongsheng Petrochemical Co. Ltd., Class A	527,200	697,556
Sanan Optoelectronics Co. Ltd., Class A	724,700	1,163,356
Sany Heavy Industry Co. Ltd., Class A	1,049,836	2,372,641
Satellite Chemical Co. Ltd., Class A	335,890	827,205
SF Holding Co. Ltd., Class A	417,373	2,040,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2024

Investments	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,497,000	$713,277
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	225,573	684,055
Shanghai RAAS Blood Products Co. Ltd., Class A	984,900	1,054,934
Shenzhen Inovance Technology Co. Ltd., Class A	302,300	2,124,135
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	97,800	3,896,943
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	62,400	576,406
Shenzhen Transsion Holdings Co. Ltd., Class A	68,442	717,526
Shenzhou International Group Holdings Ltd.	254,700	2,494,020
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	180,200	748,607
Sieyuan Electric Co. Ltd., Class A	97,500	893,423
Sino Biopharmaceutical Ltd.	3,150,000	1,077,247
SITC International Holdings Co. Ltd.	190,000	515,921
Smoore International Holdings Ltd.(a)(b)	1,001,000	1,214,165
Spring Airlines Co. Ltd., Class A*	104,100	803,188
Sungrow Power Supply Co. Ltd., Class A	230,700	1,960,090
Sunny Optical Technology Group Co. Ltd.	222,700	1,376,294
SUPCON Technology Co. Ltd., Class A	90,875	469,259
TBEA Co. Ltd., Class A	608,253	1,155,546
Tencent Holdings Ltd.	1,938,400	92,458,457
Tencent Music Entertainment Group, ADR	163,499	2,297,161
Tianqi Lithium Corp., Class A	193,900	794,366
Tingyi Cayman Islands Holding Corp.	640,000	771,371
Tongcheng Travel Holdings Ltd.(c)	465,600	926,739
Tongwei Co. Ltd., Class A	430,658	1,127,249
Trina Solar Co. Ltd., Class A	176,083	408,079
Trip.com Group Ltd.*	183,120	8,786,120
Vipshop Holdings Ltd., ADR	27,985	364,365
Walvax Biotechnology Co. Ltd., Class A	429,300	669,160
Want Want China Holdings Ltd.	2,033,000	1,229,060
Wens Foodstuffs Group Co. Ltd., Class A	952,600	2,586,073
Will Semiconductor Co. Ltd. Shanghai, Class A	112,440	1,530,392
Wingtech Technology Co. Ltd., Class A*	130,770	506,003
WUS Printed Circuit Kunshan Co. Ltd., Class A	230,100	1,150,366
WuXi AppTec Co. Ltd., Class A	377,973	2,028,909
WuXi AppTec Co. Ltd., Class H(b)	131,600	492,189
Wuxi Biologics Cayman, Inc.*(b)	1,125,000	1,662,846
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	231,800	527,998
Xinyi Glass Holdings Ltd.	517,000	566,837
Xinyi Solar Holdings Ltd.	1,289,753	649,221
XPeng, Inc., Class A*(a)	391,400	1,481,398
Yadea Group Holdings Ltd.(a)(b)	498,000	629,564
Yintai Gold Co. Ltd., Class A	314,500	701,727
Yonyou Network Technology Co. Ltd., Class A*	353,300	483,916
Yum China Holdings, Inc.	133,844	4,138,374
Yunnan Energy New Material Co. Ltd., Class A	105,900	459,088
Zai Lab Ltd.*	291,200	499,793
Zhejiang Chint Electrics Co. Ltd., Class A	806,700	2,106,015
Zhejiang Huayou Cobalt Co. Ltd., Class A	251,970	763,760
Zhejiang NHU Co. Ltd., Class A	80	210
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	362,400	947,094
Zhongji Innolight Co. Ltd., Class A	144,680	2,732,350
Zhongsheng Group Holdings Ltd.	532,500	778,896
ZTO Express Cayman, Inc.	125,712	2,643,890
Total China		458,554,437
Czech Republic - 0.1%
Komercni Banka AS	49,591	1,660,546
Moneta Money Bank AS(b)	237,971	1,040,731
Total Czech Republic		2,701,277
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	135,306	1,056,785
OTP Bank Nyrt	69,923	3,477,306
Richter Gedeon Nyrt	35,766	929,854
Total Hungary		5,463,945
India - 23.5%
Aarti Industries Ltd.	130,280	1,072,159
ABB India Ltd.	17,146	1,745,885
ACC Ltd.	30,103	945,481
Adani Energy Solutions Ltd.*	115,769	1,384,647
Adani Enterprises Ltd.	114,332	4,356,167
Adani Green Energy Ltd.*	120,965	2,594,900
Adani Ports & Special Economic Zone Ltd.	226,634	4,017,241
Adani Power Ltd.*	240,892	2,075,911
Adani Total Gas Ltd.	90,159	968,760
Alkem Laboratories Ltd.	15,244	912,465
Ambuja Cements Ltd.	229,385	1,843,745
APL Apollo Tubes Ltd.	72,234	1,347,271
Apollo Hospitals Enterprise Ltd.	42,532	3,155,032
Ashok Leyland Ltd.	777,468	2,255,275
Asian Paints Ltd.	144,482	5,054,249
Astral Ltd.	55,056	1,571,906
AU Small Finance Bank Ltd.(b)	135,684	1,093,526
Aurobindo Pharma Ltd.	84,416	1,222,495
Avenue Supermarts Ltd.*(b)	55,699	3,150,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2024

Investments	Shares	Value
Axis Bank Ltd.	738,940	$11,212,038
Bajaj Auto Ltd.	22,960	2,616,194
Bajaj Finserv Ltd.	133,353	2,539,764
Bajaj Holdings & Investment Ltd.	10,935	1,119,399
Balkrishna Industries Ltd.	35,684	1,381,785
Berger Paints India Ltd.	159,667	965,422
Bharat Forge Ltd.	108,864	2,180,674
Bharti Airtel Ltd.	770,650	13,345,611
Bosch Ltd.	2,924	1,195,177
Britannia Industries Ltd.	42,301	2,777,649
CG Power & Industrial Solutions Ltd.	256,066	2,163,990
Cipla Ltd.	186,563	3,312,996
Coforge Ltd.	20,981	1,373,480
Colgate-Palmolive India Ltd.	65,563	2,235,412
Computer Age Management Services Ltd.	28,130	1,218,728
Crompton Greaves Consumer Electricals Ltd.	307,303	1,493,628
Cummins India Ltd.	50,007	2,378,897
Cyient Ltd.	36,285	799,347
Dabur India Ltd.	217,683	1,568,127
Deepak Nitrite Ltd.	38,678	1,160,491
Delhivery Ltd.*	138,561	664,910
Divi's Laboratories Ltd.	47,554	2,621,251
Dixon Technologies India Ltd.(c)	11,157	1,601,724
DLF Ltd.	255,432	2,526,368
Dr. Reddy's Laboratories Ltd.	41,647	3,197,586
Eicher Motors Ltd.	50,334	2,820,666
Federal Bank Ltd.	1,019,501	2,167,070
Fortis Healthcare Ltd.	299,456	1,707,047
FSN E-Commerce Ventures Ltd.*	333,173	704,962
GMR Airports Infrastructure Ltd.*	979,593	1,134,454
Godrej Consumer Products Ltd.	134,016	2,211,194
Godrej Properties Ltd.*	58,915	2,266,448
Grasim Industries Ltd.	146,831	4,702,202
Havells India Ltd.	85,366	1,865,639
HCL Technologies Ltd.	345,375	6,045,383
HDFC Asset Management Co. Ltd.(b)	46,946	2,248,172
HDFC Bank Ltd.	1,703,340	34,394,650
HDFC Life Insurance Co. Ltd.(b)	318,913	2,275,751
Hero MotoCorp Ltd.	43,602	2,917,484
Hindalco Industries Ltd.	475,907	3,958,211
Hindustan Unilever Ltd.	281,729	8,355,328
ICICI Bank Ltd., ADR	677,065	19,506,243
ICICI Lombard General Insurance Co. Ltd.(b)	90,266	1,937,167
ICICI Prudential Life Insurance Co. Ltd.(b)	123,440	896,629
IDFC First Bank Ltd.*	1,451,595	1,430,227
Indian Hotels Co. Ltd.	359,356	2,693,635
Indus Towers Ltd.*	297,433	1,338,649
IndusInd Bank Ltd.	184,579	3,241,684
Info Edge India Ltd.	36,703	2,986,791
Infosys Ltd., ADR(a)	966,350	17,993,437
InterGlobe Aviation Ltd.*(b)	52,586	2,666,428
Jindal Stainless Ltd.	133,382	1,315,625
Jindal Steel & Power Ltd.	124,765	1,562,639
Jio Financial Services Ltd.*	967,179	4,154,042
JSW Energy Ltd.	150,506	1,325,698
JSW Steel Ltd.	319,561	3,569,733
Jubilant Foodworks Ltd.	109,991	742,946
Kotak Mahindra Bank Ltd.	349,702	7,559,141
KPIT Technologies Ltd.	44,212	866,743
Larsen & Toubro Ltd.	201,156	8,559,940
Laurus Labs Ltd.(b)	193,042	982,833
LTIMindtree Ltd.(b)	34,001	2,195,738
Lupin Ltd.	98,027	1,905,994
Macrotech Developers Ltd.(b)	84,927	1,531,309
Mahindra & Mahindra Ltd.	309,193	10,629,268
Marico Ltd.	244,405	1,796,675
Maruti Suzuki India Ltd.	40,347	5,822,572
Max Financial Services Ltd.*	97,328	1,134,146
Max Healthcare Institute Ltd.	286,830	3,235,577
Motherson Sumi Wiring India Ltd.	3,049,806	2,754,380
Mphasis Ltd.	32,673	962,529
MRF Ltd.	1,265	1,963,913
Nestle India Ltd.	130,448	3,991,697
One 97 Communications Ltd.*	88,079	424,353
Oracle Financial Services Software Ltd.	7,816	926,274
Page Industries Ltd.	2,896	1,357,898
PB Fintech Ltd.*	113,855	1,907,767
Persistent Systems Ltd.	40,356	2,052,681
Phoenix Mills Ltd.	33,288	1,432,437
PI Industries Ltd.	31,889	1,452,716
Pidilite Industries Ltd.	50,200	1,901,715
Polycab India Ltd.	15,161	1,225,334
Prestige Estates Projects Ltd.	49,263	1,118,095
Reliance Industries Ltd., GDR(b)	485,390	36,210,094
Samvardhana Motherson International Ltd.	951,078	2,170,585
Shree Cement Ltd.	5,155	1,722,943
Siemens Ltd.	32,584	3,010,564
Solar Industries India Ltd.	8,627	1,036,719
Sona Blw Precision Forgings Ltd.(b)	122,053	938,222
SRF Ltd.	45,904	1,341,022
Sun Pharmaceutical Industries Ltd.	352,934	6,436,932
Supreme Industries Ltd.	27,449	1,960,528
Suzlon Energy Ltd.*	3,595,451	2,279,185
Tata Communications Ltd.	45,595	1,013,985
Tata Consultancy Services Ltd.	306,198	14,335,997
Tata Consumer Products Ltd.	223,500	2,941,449
Tata Elxsi Ltd.	14,753	1,238,695
Tata Motors Ltd.	565,509	6,712,188
Tata Power Co. Ltd.	514,450	2,718,233
Tata Steel Ltd.	2,673,151	5,578,234
Tech Mahindra Ltd.	233,850	4,011,241
Titan Co. Ltd.	131,005	5,348,130
Torrent Pharmaceuticals Ltd.	49,224	1,647,716
Torrent Power Ltd.	62,752	1,127,598
Trent Ltd.	63,896	4,198,957
Tube Investments of India Ltd.	40,452	2,066,199
TVS Motor Co. Ltd.	82,277	2,333,357
UltraTech Cement Ltd.	38,524	5,390,426
United Spirits Ltd.	144,287	2,208,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2024

Investments	Shares	Value
UPL Ltd.	237,906	$1,628,645
Varun Beverages Ltd.	165,752	3,239,009
Vedanta Ltd.	463,219	2,521,978
Voltas Ltd.	94,239	1,663,782
Wipro Ltd.	517,228	3,193,462
Zee Entertainment Enterprises Ltd.*	369,158	671,977
Zomato Ltd.*	1,839,692	4,424,747
Zydus Lifesciences Ltd.	72,699	936,293
Total India		463,504,138
Indonesia - 1.9%
Adaro Energy Indonesia Tbk. PT	6,964,700	1,186,657
Amman Mineral Internasional PT*	2,983,100	2,003,915
Astra International Tbk. PT	9,288,000	2,529,739
Bank Central Asia Tbk. PT	27,679,200	16,776,553
Barito Pacific Tbk. PT	14,337,901	866,841
Chandra Asri Pacific Tbk. PT	2,909,600	1,639,149
Charoen Pokphand Indonesia Tbk. PT	3,487,000	1,080,704
GoTo Gojek Tokopedia Tbk. PT*	527,616,800	1,611,044
Indah Kiat Pulp & Paper Tbk. PT	1,574,900	855,976
Indofood CBP Sukses Makmur Tbk. PT	1,153,400	725,497
Indofood Sukses Makmur Tbk. PT	2,463,800	914,051
Indosat Tbk. PT	1,137,800	743,478
Kalbe Farma Tbk. PT	11,152,200	1,038,602
Merdeka Copper Gold Tbk. PT*	5,857,200	851,306
Sarana Menara Nusantara Tbk. PT	15,847,900	711,341
Sumber Alfaria Trijaya Tbk. PT	11,269,100	1,892,521
United Tractors Tbk. PT	728,700	977,904
Total Indonesia		36,405,278
Malaysia - 1.1%
Genting Malaysia Bhd.	2,726,700	1,473,892
Hong Leong Bank Bhd.	719,808	2,929,584
MR DIY Group M Bhd.(b)	3,079,700	1,266,480
Nestle Malaysia Bhd.	51,200	1,318,664
Press Metal Aluminium Holdings Bhd.	3,960,000	4,835,103
QL Resources Bhd.	1,185,425	1,638,362
Sunway Bhd.	1,993,200	1,525,268
YTL Corp. Bhd.	4,901,700	3,584,709
YTL Power International Bhd.	2,581,500	2,637,590
Total Malaysia		21,209,652
Mexico - 2.4%
Alfa SAB de CV, Class A(a)	1,769,983	1,034,761
America Movil SAB de CV, Series B(a)	5,428,770	4,622,567
Arca Continental SAB de CV(a)	131,400	1,289,244
Banco del Bajio SA(b)	267,108	810,870
Cemex SAB de CV, Series CPO	4,369,273	2,798,074
Coca-Cola Femsa SAB de CV	203,680	1,747,356
Corp. Inmobiliaria Vesta SAB de CV(a)	411,894	1,232,833
Fibra Uno Administracion SA de CV	985,325	1,211,348
Fomento Economico Mexicano SAB de CV	544,280	5,858,775
Gruma SAB de CV, Class B(a)	53,900	983,910
Grupo Aeroportuario del Centro Norte SAB de CV(a)	105,013	891,079
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	137,409	2,150,540
Grupo Aeroportuario del Sureste SAB de CV, Class B	57,749	1,739,529
Grupo Bimbo SAB de CV, Series A(a)	456,935	1,614,535
Grupo Carso SAB de CV, Series A1(a)	189,100	1,300,550
Grupo Financiero Banorte SAB de CV, Class O	696,328	5,428,811
Grupo Financiero Inbursa SAB de CV, Class O*(a)	474,737	1,128,589
Grupo Mexico SAB de CV, Series B	938,751	5,052,226
Grupo Televisa SAB, Series CPO(a)	202,793	110,904
Industrias Penoles SAB de CV*(a)	66,245	861,324
Kimberly-Clark de Mexico SAB de CV, Class A	576,600	998,025
Wal-Mart de Mexico SAB de CV	1,369,285	4,662,256
Total Mexico		47,528,106
Philippines - 0.6%
Ayala Corp.	63,800	633,548
Ayala Land, Inc.	1,806,700	878,550
Bank of the Philippine Islands	824,467	1,675,409
BDO Unibank, Inc.	737,398	1,612,968
International Container Terminal Services, Inc.	216,280	1,290,838
JG Summit Holdings, Inc.	1,033,240	459,245
Jollibee Foods Corp.	226,710	874,208
Metropolitan Bank & Trust Co.	997,740	1,149,949
SM Investments Corp.	131,065	1,857,214
SM Prime Holdings, Inc.	3,434,500	1,658,386
Total Philippines		12,090,315
Poland - 1.0%
Alior Bank SA	40,187	1,023,156
Asseco Poland SA	23,734	472,608
Bank Millennium SA*	299,380	698,545
Bank Polska Kasa Opieki SA	93,705	3,915,981
Budimex SA	7,415	1,285,619
CD Projekt SA(a)	37,524	1,296,989
Dino Polska SA*(b)	28,321	2,861,653
Grupa Kety SA	4,703	1,047,048
LPP SA(a)	592	2,516,705
mBank SA*	6,073	962,302
Santander Bank Polska SA	20,035	2,697,216
Total Poland		18,777,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2024

Investments	Shares	Value
Russia - 0.0%
Evraz PLC*†	757,034	$0
HeadHunter Group PLC, ADR*†	35,535	0
LUKOIL PJSC*†	383,480	0
LUKOIL PJSC, ADR*†	91,105	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	101,979	0
Mobile TeleSystems PJSC, ADR*†	777,676	0
Novatek PJSC*†	1,138,580	0
Novolipetsk Steel PJSC*†	948,540	0
Ozon Holdings PLC, ADR*†(a)	43,104	0
PhosAgro PJSC*†	43,175	0
PhosAgro PJSC, GDR*†(c)	835	0
Polyus PJSC*†	37,593	0
Severstal PAO, GDR*†(c)	123,722	0
Sistema AFK PAO*†	4,256,200	0
Surgutneftegas PJSC*†	7,201,040	0
VK IPJSC, GDR*†(c)	167,707	0
X5 Retail Group NV, GDR*†(c)	166,238	0
Yandex NV, Class A*†	402,553	0
Total Russia		0
Saudi Arabia - 4.1%
Abdullah Al Othaim Markets Co.	343,657	1,044,272
Advanced Petrochemical Co.*	104,268	1,082,535
Al Hammadi Holding	69,132	831,994
Al Rajhi Bank	1,418,098	30,239,855
Aldrees Petroleum & Transport Services Co.	36,218	1,162,343
Alinma Bank	889,103	7,370,483
Arab National Bank	103,178	557,199
Arabian Contracting Services Co.*	13,438	808,085
Astra Industrial Group	24,699	1,094,193
Bank Al-Jazira*	367,565	1,610,718
Bank AlBilad	443,975	3,846,142
Bupa Arabia for Cooperative Insurance Co.	17,755	1,168,017
Dallah Healthcare Co.	22,728	937,812
Dar Al Arkan Real Estate Development Co.*	383,224	1,191,063
Dr. Sulaiman Al Habib Medical Services Group Co.	59,232	4,531,289
Etihad Etisalat Co.	269,664	3,716,182
Jarir Marketing Co.	399,907	1,345,246
Leejam Sports Co. JSC	17,262	1,039,880
Middle East Healthcare Co.*	29,979	700,011
Mobile Telecommunications Co. Saudi Arabia	391,439	1,231,203
Mouwasat Medical Services Co.	67,173	2,170,106
Nahdi Medical Co.	25,974	912,510
National Industrialization Co.*	289,595	892,344
National Medical Care Co.	16,554	939,866
Riyadh Cables Group Co.	26,622	708,198
Sahara International Petrochemical Co.	256,532	2,003,515
Saudi Awwal Bank	237,595	2,412,936
Saudi Research & Media Group*	29,378	1,644,466
Saudia Dairy & Foodstuff Co.	10,451	980,582
Savola Group*	190,404	2,316,863
Seera Group Holding*	114,781	790,886
Total Saudi Arabia		81,280,794
South Africa - 2.4%
Absa Group Ltd.	287,455	2,494,373
Anglo American Platinum Ltd.	18,816	620,042
Aspen Pharmacare Holdings Ltd.	129,742	1,657,728
Capitec Bank Holdings Ltd.	32,363	4,659,492
Clicks Group Ltd.(a)	69,686	1,314,188
Discovery Ltd.	167,878	1,238,307
Exxaro Resources Ltd.	91,136	888,401
FirstRand Ltd.	1,787,179	7,526,510
Gold Fields Ltd.	253,233	3,791,838
Harmony Gold Mining Co. Ltd.	155,700	1,432,935
Impala Platinum Holdings Ltd.	235,348	1,169,909
Investec Ltd.	153,121	1,109,247
Momentum Metropolitan Holdings	965,538	1,210,888
Mr. Price Group Ltd.	75,384	850,113
MultiChoice Group*	97,708	570,409
Nedbank Group Ltd.	192,321	2,700,604
Old Mutual Ltd.	1,709,064	1,159,658
Sanlam Ltd.	610,926	2,707,346
Shoprite Holdings Ltd.	160,822	2,501,548
Sibanye Stillwater Ltd.	616,496	665,789
Standard Bank Group Ltd.	479,807	5,539,327
Vodacom Group Ltd.	179,940	960,895
Woolworths Holdings Ltd.	327,177	1,106,955
Total South Africa		47,876,502
South Korea - 12.0%
Alteogen, Inc.*	10,432	2,125,809
Amorepacific Corp.	10,139	1,232,295
Celltrion, Inc.	47,903	6,065,741
CosmoAM&T Co. Ltd.*	6,896	722,414
Coway Co. Ltd.	26,743	1,247,294
DB Insurance Co. Ltd.	22,568	1,877,251
Doosan Bobcat, Inc.	23,515	876,367
Doosan Enerbility Co. Ltd.*	152,748	2,230,465
Ecopro BM Co. Ltd.*	13,724	1,824,549
Ecopro Co. Ltd.*	28,176	1,844,285
GS Holdings Corp.	59,078	2,012,901
Hana Financial Group, Inc.	79,461	3,504,019
Hankook Tire & Technology Co. Ltd.	29,896	981,692
Hanmi Semiconductor Co. Ltd.	15,335	1,919,521
Hanwha Aerospace Co. Ltd.	9,609	1,741,697
Hanwha Solutions Corp.	44,001	882,258
HD Hyundai Co. Ltd.	21,268	1,151,083
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	18,718	2,159,403
HLB, Inc.*	32,612	1,385,980
HYBE Co. Ltd.	7,559	1,112,021
Hyundai Glovis Co. Ltd.	8,051	1,280,907
Hyundai Motor Co.	38,710	8,296,004
Hyundai Steel Co.	54,085	1,141,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2024

Investments	Shares	Value
Kakao Corp.	95,133	$2,809,413
KakaoBank Corp.	102,760	1,515,458
KB Financial Group, Inc.	92,125	5,253,769
Korea Investment Holdings Co. Ltd.	24,073	1,224,199
Korea Zinc Co. Ltd.	3,988	1,492,060
Korean Air Lines Co. Ltd.	74,229	1,253,777
Krafton, Inc.*	11,719	2,396,584
KT Corp.	47,854	1,300,210
KT&G Corp.	22,029	1,411,520
Kum Yang Co. Ltd.*	7,942	496,195
L&F Co. Ltd.*	8,320	817,796
LG Chem Ltd.	13,769	3,456,004
LG Corp.	36,014	2,108,775
LG Display Co. Ltd.*	145,827	1,215,137
LG Electronics, Inc.	33,477	2,697,130
LG Energy Solution Ltd.*	11,792	2,797,013
LG H&H Co. Ltd.	1,109	278,358
LG Innotek Co. Ltd.	5,187	1,024,965
Meritz Financial Group, Inc.	36,362	2,089,527
NAVER Corp.	46,835	5,678,723
Posco DX Co. Ltd.	17,825	496,614
POSCO Future M Co. Ltd.	9,160	1,720,203
POSCO Holdings, Inc.	20,853	5,499,193
S-Oil Corp.	19,345	934,575
Samsung Biologics Co. Ltd.*(b)	5,557	2,934,936
Samsung E&A Co. Ltd.*	59,470	1,043,371
Samsung Electro-Mechanics Co. Ltd.	19,725	2,264,112
Samsung Electronics Co. Ltd.	1,445,437	85,581,631
Samsung Fire & Marine Insurance Co. Ltd.	10,576	2,988,786
Samsung Heavy Industries Co. Ltd.*	281,668	1,913,255
Samsung Life Insurance Co. Ltd.	26,384	1,696,320
Samsung SDI Co. Ltd.	14,528	3,736,224
Samsung SDS Co. Ltd.	13,744	1,482,735
Shinhan Financial Group Co. Ltd.	125,740	4,398,388
SK Biopharmaceuticals Co. Ltd.*	16,972	955,561
SK Hynix, Inc.	144,881	24,892,377
SK Innovation Co. Ltd.*	18,268	1,540,803
SK, Inc.	11,639	1,338,506
Woori Financial Group, Inc.	208,704	2,227,288
Yuhan Corp.	19,550	1,148,997
Total South Korea		237,725,867
Taiwan - 20.5%
Accton Technology Corp.	167,000	2,856,989
Acer, Inc.	965,000	1,393,593
Advantech Co. Ltd.	174,072	1,985,316
ASE Technology Holding Co. Ltd.	902,062	4,685,278
Asia Cement Corp.	963,000	1,301,652
Asia Vital Components Co. Ltd.	88,000	2,075,120
ASMedia Technology, Inc.	11,000	759,521
Asustek Computer, Inc.	214,000	3,285,052
AUO Corp.(a)	2,763,200	1,516,112
Cathay Financial Holding Co. Ltd.	2,752,425	5,005,720
Cheng Shin Rubber Industry Co. Ltd.	829,000	1,263,630
Chicony Electronics Co. Ltd.	170,000	896,075
China Development Financial Holding Corp.	6,340,000	2,950,973
Chroma ATE, Inc.	114,000	1,117,458
Compal Electronics, Inc.	1,326,000	1,418,313
Compeq Manufacturing Co. Ltd.	402,000	1,008,671
CTBC Financial Holding Co. Ltd.	5,640,672	6,581,059
Delta Electronics, Inc.	534,500	6,384,377
E.Sun Financial Holding Co. Ltd.	4,198,895	3,695,219
Eclat Textile Co. Ltd.	80,000	1,304,502
Elite Material Co. Ltd.	97,000	1,420,249
Eva Airways Corp.(a)	975,000	1,146,564
Far Eastern International Bank	1,184,715	606,207
Far Eastern New Century Corp.	1,354,080	1,471,304
Far EasTone Telecommunications Co. Ltd.	617,000	1,599,485
Faraday Technology Corp.(a)	74,780	774,504
Feng TAY Enterprise Co. Ltd.	210,320	1,004,873
First Financial Holding Co. Ltd.	2,148,000	1,860,543
Formosa Petrochemical Corp.(a)	573,000	1,144,534
Formosa Plastics Corp.	1,535,000	2,720,666
Fortune Electric Co. Ltd.(a)	57,000	1,660,373
Fubon Financial Holding Co. Ltd.	2,595,023	6,343,274
Giant Manufacturing Co. Ltd.	146,853	959,661
Gigabyte Technology Co. Ltd.(a)	149,000	1,403,126
Global Unichip Corp.(a)	28,000	1,385,263
Gold Circuit Electronics Ltd.	110,000	701,879
Great Wall Enterprise Co. Ltd.	592	1,044
Hiwin Technologies Corp.(a)	110,752	727,160
Hon Hai Precision Industry Co. Ltd.	3,274,068	21,597,354
Hotai Motor Co. Ltd.	128,880	2,471,013
Innolux Corp.	3,178,326	1,405,884
Inventec Corp.(a)	948,000	1,630,578
Jentech Precision Industrial Co. Ltd.	31,000	1,146,679
King Slide Works Co. Ltd.(a)	20,000	764,453
King Yuan Electronics Co. Ltd.	271,000	994,066
Largan Precision Co. Ltd.	32,000	2,707,643
Lien Hwa Industrial Holdings Corp.	451,382	950,307
Lite-On Technology Corp., ADR	673,000	2,198,974
Lotes Co. Ltd.	27,271	1,370,212
Makalot Industrial Co. Ltd.	73,000	947,336
MediaTek, Inc.	401,000	17,304,995
Micro-Star International Co. Ltd.	301,000	1,651,527
momo.com, Inc.	320	4,237
Nan Ya Plastics Corp.	1,811,000	2,752,102
Nanya Technology Corp.*	379,000	814,275
Novatek Microelectronics Corp.(a)	200,000	3,735,956
Pegatron Corp.	689,000	2,219,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2024

Investments	Shares	Value
PharmaEssentia Corp.*	105,000	$1,812,493
Pou Chen Corp.	1,259,000	1,358,291
Powerchip Semiconductor Manufacturing Corp.*	1,432,000	1,182,979
Powertech Technology, Inc.	218,000	1,263,320
President Chain Store Corp.	167,000	1,407,903
Qisda Corp.	655,000	775,303
Quanta Computer, Inc.	791,000	7,607,293
Realtek Semiconductor Corp.	152,000	2,558,205
Ruentex Development Co. Ltd.	593,300	797,370
Shanghai Commercial & Savings Bank Ltd.	1,866,159	2,648,972
Shin Kong Financial Holding Co. Ltd.*	6,327,000	1,919,075
SinoPac Financial Holdings Co. Ltd.	5,211,195	4,080,094
Synnex Technology International Corp.	576,000	1,297,893
TA Chen Stainless Pipe	532	589
Taishin Financial Holding Co. Ltd.	5,460,148	3,172,597
Taiwan Mobile Co. Ltd.	483,000	1,593,052
Taiwan Semiconductor Manufacturing Co. Ltd.	6,401,000	190,600,496
Tatung Co. Ltd.*	590,000	1,036,635
TCC Group Holdings(a)	2,243,000	2,364,582
Tripod Technology Corp.	161,000	1,084,367
Uni-President Enterprises Corp.	1,362,160	3,413,640
Unimicron Technology Corp.	429,000	2,380,285
United Microelectronics Corp.(a)	3,395,000	5,829,000
Voltronic Power Technology Corp.	22,000	1,305,427
Walsin Lihwa Corp.	1,093,977	1,197,114
Wan Hai Lines Ltd.	642,750	1,755,395
Winbond Electronics Corp.	1,376,904	1,090,777
Wistron Corp.(a)	836,000	2,731,563
Wiwynn Corp.(a)	28,000	2,282,878
WPG Holdings Ltd.	596,000	1,649,763
WT Microelectronics Co. Ltd.	163,000	623,029
Yageo Corp.(a)	113,847	2,561,790
Yuanta Financial Holding Co. Ltd.	4,205,104	4,154,357
Total Taiwan		404,618,852
Thailand - 1.3%
Advanced Info Service PCL, NVDR	523,700	2,982,582
Bumrungrad Hospital PCL, NVDR	222,500	1,497,582
Central Pattana PCL, NVDR	1,066,200	1,605,220
Central Retail Corp. PCL, NVDR	1,444,383	1,210,294
CP ALL PCL, NVDR	1,951,600	2,924,940
Delta Electronics Thailand PCL, NVDR(a)	1,958,300	4,442,495
Energy Absolute PCL, NVDR(a)	973,900	297,232
Gulf Energy Development PCL, NVDR	2,906,500	3,207,664
Home Product Center PCL, NVDR	2,938,900	740,781
Indorama Ventures PCL, NVDR(a)	1,304,500	693,174
Intouch Holdings PCL, NVDR	884,400	1,723,131
Minor International PCL, NVDR	1,632,300	1,334,396
Tisco Financial Group PCL, NVDR(a)	752,800	1,959,055
True Corp. PCL, NVDR*	7,379,493	1,759,536
Total Thailand		26,378,082
Turkey - 1.0%
Akbank TAS	1,269,026	2,479,330
BIM Birlesik Magazalar AS	159,950	2,659,043
Enka Insaat ve Sanayi AS	777,265	975,864
Ford Otomotiv Sanayi AS	30,606	1,049,343
Haci Omer Sabanci Holding AS	603,652	1,776,882
KOC Holding AS	515,104	3,563,548
Turkcell Iletisim Hizmetleri AS	638,735	1,960,033
Turkiye Is Bankasi AS, Class C	3,627,305	1,753,711
Turkiye Petrol Rafinerileri AS	348,926	1,761,473
Turkiye Sise ve Cam Fabrikalari AS	687,285	1,052,411
Yapi ve Kredi Bankasi AS	1,099,406	1,133,495
Total Turkey		20,165,133
United States - 0.0%
Legend Biotech Corp., ADR*	17,379	769,716
TOTAL COMMON STOCKS (Cost: $1,725,506,701)		1,983,243,543
RIGHTS - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA, expiring 8/6/24*	4,281	6,936
China - 0.0%
Kangmei Pharmaceutical Co. Ltd., expiring 11/12/24*†	14,422	0
TOTAL RIGHTS (Cost: $0)		6,936
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $18,148,418)	18,148,418	18,148,418
TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $1,743,655,119)		2,001,398,897
Other Assets less Liabilities - (1.3)%		(25,369,228)
NET ASSETS - 100.0%		$1,976,029,669

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2024

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $69,875,818 and the total market value of the collateral held by the Fund was $75,148,291. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $56,999,873.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/1/2024	1,647,231	USD	6,179,257	SAR	$132	$—

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	1,983,243,543	—	—		1,983,243,543
Rights
China	—	—	0	*	0
Brazil	6,936	—	—		6,936
Investment of Cash Collateral for Securities Loaned	—	18,148,418	—		18,148,418
Total Investments in Securities	$1,983,250,479	$18,148,418	$0		$2,001,398,897
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$132	$—		$132
Total - Net	$1,983,250,479	$18,148,550	$0		$2,001,399,029

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.5%
Brazil - 11.9%
Alupar Investimento SA	404,340	$2,167,128
Ambev SA	8,150,785	16,743,414
Auren Energia SA	1,702,846	3,783,114
Banco Bradesco SA	1,954,105	3,936,742
Banco do Brasil SA	5,593,850	26,899,465
BB Seguridade Participacoes SA	1,622,491	9,619,067
Blau Farmaceutica SA*	173,182	327,067
Cia de Saneamento de Minas Gerais Copasa MG	923,177	3,472,021
Cia de Sanena do Parana	1,000,758	4,965,549
CPFL Energia SA	829,851	4,889,957
CSN Mineracao SA	2,862,770	2,674,932
Dexco SA	697,648	823,947
Engie Brasil Energia SA	1,090,625	8,696,411
Grendene SA	1,828,322	1,895,982
Kepler Weber SA	537,000	926,187
Klabin SA	2,614,470	10,091,771
Lojas Renner SA	1,874,859	4,212,522
Mahle Metal Leve SA	256,804	1,495,205
Neoenergia SA	653,186	2,183,774
Petroleo Brasileiro SA	20,681,203	150,349,175
Sao Martinho SA	329,252	1,940,141
Telefonica Brasil SA	677,902	5,533,595
TIM SA	2,168,609	6,199,986
Vale SA	6,768,424	75,818,729
Total Brazil		349,645,881
Chile - 1.8%
Aguas Andinas SA, Class A	7,857,482	2,139,336
Banco de Chile	85,920,624	9,558,519
Banco de Credito & Inversiones SA	80,776	2,266,015
Banco Santander Chile	60,884,203	2,850,949
Cencosud Shopping SA	1,409,536	2,127,912
Cia Sud Americana de Vapores SA	58,278,103	3,689,593
Colbun SA	31,620,574	4,079,847
Empresa Nacional de Telecomunicaciones SA	350,838	1,035,872
Empresas CMPC SA	4,156,245	7,793,579
Empresas Copec SA	816,375	6,270,327
Enel Chile SA	116,438,739	6,550,200
Quinenco SA	1,241,874	4,058,777
SMU SA	9,145,050	1,598,573
Total Chile		54,019,499
China - 22.8%
Agricultural Bank of China Ltd., Class A	8,578,100	5,122,762
Agricultural Bank of China Ltd., Class H	32,538,000	13,919,733
Anhui Conch Cement Co. Ltd., Class A	1,051,000	3,395,918
Anhui Conch Cement Co. Ltd., Class H(a)	2,307,000	5,496,093
Anhui Expressway Co. Ltd., Class H	1,326,000	1,587,993
BAIC Motor Corp. Ltd., Class H(b)	6,778,500	1,736,430
Bank of Beijing Co. Ltd., Class A	1,897,649	1,517,942
Bank of Chengdu Co. Ltd., Class A	308,000	640,819
Bank of China Ltd., Class A	5,813,800	3,678,990
Bank of China Ltd., Class H	97,359,000	48,009,856
Bank of Chongqing Co. Ltd., Class H	2,059,500	1,329,493
Bank of Communications Co. Ltd., Class A	4,529,400	4,634,340
Bank of Communications Co. Ltd., Class H	28,423,000	22,316,391
Bank of Guiyang Co. Ltd., Class A	1,007,700	727,392
Bank of Jiangsu Co. Ltd., Class A	2,370,770	2,412,708
Bank of Nanjing Co. Ltd., Class A	1,772,400	2,522,341
Bank of Shanghai Co. Ltd., Class A	2,524,202	2,510,078
Beijing Jingneng Clean Energy Co. Ltd., Class H	6,352,000	1,513,272
Blue Moon Group Holdings Ltd.(b)	2,389,500	633,535
Bros Eastern Co. Ltd., Class A	160,400	114,464
Canmax Technologies Co. Ltd., Class A	225,800	531,341
China Cinda Asset Management Co. Ltd., Class H(a)	11,727,000	976,324
China CITIC Bank Corp. Ltd., Class H	20,280,000	13,013,654
China Coal Energy Co. Ltd., Class H	4,647,000	5,428,265
China Communications Services Corp. Ltd., Class H	3,900,000	2,103,005
China Construction Bank Corp., Class A	1,363,500	1,382,017
China Construction Bank Corp., Class H	116,542,054	86,129,525
China East Education Holdings Ltd.(a)(b)	1,001,000	289,758
China Everbright Bank Co. Ltd., Class A	1,734,900	753,287
China Everbright Bank Co. Ltd., Class H	8,624,000	2,684,161
China Feihe Ltd.(b)	7,618,000	3,522,425
China Galaxy Securities Co. Ltd., Class H	3,140,000	1,644,927
China Life Insurance Co. Ltd., Class H	4,033,000	5,702,836
China Medical System Holdings Ltd.	1,763,000	1,494,872
China Merchants Bank Co. Ltd., Class H	2,657,500	12,066,549
China Minsheng Banking Corp. Ltd., Class A	926,800	481,118
China Minsheng Banking Corp. Ltd., Class H(a)	11,486,000	3,972,155
China Nonferrous Mining Corp. Ltd.	1,586,000	1,383,388
China Pacific Insurance Group Co. Ltd., Class H	1,910,400	4,663,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2024

Investments	Shares	Value
China Petroleum & Chemical Corp., Class A	6,560,900	$5,679,460
China Railway Group Ltd., Class H	7,361,000	4,063,569
China Railway Signal & Communication Corp. Ltd., Class H(a)(b)	3,704,000	1,594,057
China Shenhua Energy Co. Ltd., Class A	1,783,100	10,836,567
China Shenhua Energy Co. Ltd., Class H	16,640,500	76,622,944
China Suntien Green Energy Corp. Ltd., Class H	3,808,000	1,726,608
China Zheshang Bank Co. Ltd., Class A	450,000	170,117
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,538,800	1,058,065
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,468,000	2,682,383
Daqin Railway Co. Ltd., Class A	2,208,800	2,166,187
Easyhome New Retail Group Co. Ltd., Class A	519,500	172,909
Fufeng Group Ltd.(a)	7,142,000	4,857,445
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,315,400	7,066,299
Greentown Management Holdings Co. Ltd.(b)	1,056,000	733,089
Guanghui Energy Co. Ltd., Class A	2,426,600	2,226,894
Guangzhou Automobile Group Co. Ltd., Class H(a)	6,800,000	2,403,873
Guizhou Panjiang Refined Coal Co. Ltd., Class A	523,500	430,941
Guotai Junan Securities Co. Ltd., Class H(a)(b)	667,400	662,493
Hailir Pesticides & Chemicals Group Co. Ltd., Class A	51,100	85,180
Haitong Securities Co. Ltd., Class H(a)	970,800	451,367
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	37,300	108,668
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	502,700	1,392,937
Henan Shuanghui Investment & Development Co. Ltd., Class A	568,100	1,849,612
Hengan International Group Co. Ltd.	1,311,000	3,996,439
HLA Group Corp. Ltd., Class A	116,100	146,937
Hoyuan Green Energy Co. Ltd., Class A	133,700	312,968
Huabao Flavours & Fragrances Co. Ltd., Class A	41,400	86,420
Huadian Power International Corp. Ltd., Class H(a)	3,458,000	2,094,979
Huaibei Mining Holdings Co. Ltd., Class A	506,100	1,160,428
Huatai Securities Co. Ltd., Class H(b)	1,064,200	1,176,326
Huaxia Bank Co. Ltd., Class A	1,287,400	1,128,548
Industrial & Commercial Bank of China Ltd., Class A	5,739,000	4,480,615
Industrial & Commercial Bank of China Ltd., Class H	76,139,823	45,250,503
Industrial Bank Co. Ltd., Class A	2,568,900	6,199,828
Inner Mongolia ERDOS Resources Co. Ltd., Class A	159,400	216,584
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	153,600	111,294
Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	56,100	71,231
Jiangsu Expressway Co. Ltd., Class H	4,429,727	4,726,237
Jiangzhong Pharmaceutical Co. Ltd., Class A	86,900	275,072
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	80,900	183,056
Keda Industrial Group Co. Ltd., Class A	377,900	436,346
Livzon Pharmaceutical Group, Inc., Class H(a)	278,900	918,069
Luxi Chemical Group Co. Ltd., Class A	313,300	497,359
Metallurgical Corp. of China Ltd., Class H(a)	3,941,000	807,644
Nanjing Iron & Steel Co. Ltd., Class A	2,052,000	1,399,695
NetDragon Websoft Holdings Ltd.	499,000	754,182
New China Life Insurance Co. Ltd., Class H	812,700	1,550,994
PetroChina Co. Ltd., Class A	5,047,000	7,134,106
PetroChina Co. Ltd., Class H	80,398,000	81,351,564
PICC Property & Casualty Co. Ltd., Class H	6,766,000	8,406,153
Ping An Insurance Group Co. of China Ltd., Class H	4,809,000	21,804,775
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	591,900	908,015
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	5,577,000	3,271,596
Rongan Property Co. Ltd., Class A	363,900	133,581
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,900	89,385
Shaanxi Coal Industry Co. Ltd., Class A	3,310,000	11,683,393
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	108,800	148,428
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	147,600	306,285
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,340,400	2,015,562
Shanghai Rural Commercial Bank Co. Ltd., Class A	235,700	216,948
Shanghai Tunnel Engineering Co. Ltd., Class A	628,500	562,141
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,228,300	1,734,561
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,189,200	2,953,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2024

Investments	Shares	Value
Shenzhen Aisidi Co. Ltd., Class A	291,600	$353,474
Shenzhen Expressway Corp. Ltd., Class H	1,602,000	1,493,783
Shenzhen Heungkong Holding Co. Ltd., Class A	614,400	111,926
Shenzhen Jinjia Group Co. Ltd., Class A	150,800	74,565
Sichuan Road & Bridge Group Co. Ltd., Class A	1,302,800	1,407,931
Sinopec Engineering Group Co. Ltd., Class H	3,800,500	2,628,622
Sinotrans Ltd., Class H	5,874,000	2,858,980
Sunac Services Holdings Ltd.(b)	4,005,000	928,485
Tangshan Port Group Co. Ltd., Class A	2,738,600	1,763,003
TBEA Co. Ltd., Class A	1,988,900	3,778,470
Tian Lun Gas Holdings Ltd.(a)	439,000	227,726
Tianqi Lithium Corp., Class A	317,300	1,299,909
Tianqi Lithium Corp., Class H(a)	345,200	990,404
Tingyi Cayman Islands Holding Corp.	2,406,000	2,899,872
Tongwei Co. Ltd., Class A	1,291,500	3,380,506
Uni-President China Holdings Ltd.(a)	2,286,000	2,087,658
Western Mining Co. Ltd., Class A	1,450,700	3,566,717
XCMG Construction Machinery Co. Ltd., Class A	1,427,400	1,397,907
Xiamen C & D, Inc., Class A	654,800	800,916
Xiamen ITG Group Corp. Ltd., Class A	471,600	463,148
Xiamen Xiangyu Co. Ltd., Class A	526,100	490,009
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(a)(b)	365,500	362,813
YongXing Special Materials Technology Co. Ltd., Class A	190,260	932,426
Yunnan Yuntianhua Co. Ltd., Class A	365,500	972,217
Zangge Mining Co. Ltd., Class A	462,400	1,524,476
Zhejiang Expressway Co. Ltd., Class H	4,001,400	2,700,948
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	219,000	214,175
Zhejiang Meida Industrial Co. Ltd., Class A	92,900	103,196
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	391,700	407,750
Zhende Medical Co. Ltd., Class A	34,200	97,716
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	686,000	940,159
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,027,000	2,604,753
Total China		665,651,625
Czech Republic - 1.2%
CEZ AS(a)	748,249	28,176,848
Komercni Banka AS	84,461	2,828,161
Moneta Money Bank AS(b)	874,800	3,825,809
Total Czech Republic		34,830,818
Hungary - 0.4%
Magyar Telekom Telecommunications PLC	768,438	2,177,149
MOL Hungarian Oil & Gas PLC	1,102,880	8,613,861
Total Hungary		10,791,010
India - 7.7%
Castrol India Ltd.	1,064,395	2,560,675
CESC Ltd.	965,481	1,882,623
Coal India Ltd.	8,629,986	48,967,506
Hindustan Zinc Ltd.	1,359,757	10,919,637
Indian Oil Corp. Ltd.	8,894,264	17,666,400
Mindspace Business Parks REIT(b)	379,142	1,514,522
National Aluminium Co. Ltd.	1,960,800	4,399,764
NMDC Ltd.	2,468,757	7,284,517
Oil & Natural Gas Corp. Ltd.	10,800,452	35,514,723
Oil India Ltd.	1,037,216	8,993,662
Oracle Financial Services Software Ltd.	66,866	7,924,287
Petronet LNG Ltd.	1,043,577	4,133,009
Power Grid Corp. of India Ltd.	11,817,143	46,900,117
Redington Ltd.	952,153	2,446,053
Vedanta Ltd.	4,191,459	22,820,235
Total India		223,927,730
Indonesia - 2.8%
ABM Investama Tbk. PT	1,535,100	334,675
Adaro Energy Indonesia Tbk. PT	54,586,100	9,300,471
AKR Corporindo Tbk. PT	16,231,000	1,605,754
Astra Agro Lestari Tbk. PT	460,100	151,728
Astra International Tbk. PT	95,613,500	26,041,906
Bank BTPN Syariah Tbk. PT	7,701,200	538,496
Bank CIMB Niaga Tbk. PT	2,590,800	278,461
Bank Rakyat Indonesia Persero Tbk. PT	80,819,900	22,703,605
Bukit Asam Tbk. PT	17,464,700	2,613,039
Dharma Satya Nusantara Tbk. PT	8,599,400	325,596
Erajaya Swasembada Tbk. PT	16,818,500	388,238
ESSA Industries Indonesia Tbk. PT	20,869,300	981,335
Gudang Garam Tbk. PT	1,206,300	1,333,376
Hanjaya Mandala Sampoerna Tbk. PT	15,903,000	689,535
Impack Pratama Industri Tbk. PT	21,047,700	455,016
Indo Tambangraya Megah Tbk. PT	1,600,300	2,335,705
Perusahaan Gas Negara Tbk. PT	31,846,400	2,995,020
Selamat Sempurna Tbk. PT	3,240,100	368,036
United Tractors Tbk. PT	5,782,500	7,760,027
Total Indonesia		81,200,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2024

Investments	Shares	Value
Malaysia - 2.5%
Alliance Bank Malaysia Bhd.	1,467,900	$1,179,299
AMMB Holdings Bhd.	1,515,900	1,378,529
Astro Malaysia Holdings Bhd.	5,054,300	353,560
Bermaz Auto Bhd.	2,018,100	1,073,753
British American Tobacco Malaysia Bhd.	260,800	458,853
CIMB Group Holdings Bhd.	8,694,200	12,532,180
Gas Malaysia Bhd.	1,198,600	914,671
HAP Seng Consolidated Bhd.	1,296,800	1,201,275
Heineken Malaysia Bhd.	357,100	1,668,359
Kuala Lumpur Kepong Bhd.	764,100	3,343,089
Malayan Banking Bhd.	10,404,083	21,966,013
MBSB Bhd.	3,867,800	664,106
MISC Bhd.	3,297,000	5,954,518
Petronas Gas Bhd.	1,964,400	7,420,373
RHB Bank Bhd.	3,388,145	3,957,325
Sime Darby Bhd.	3,958,800	2,198,634
TIME dotCom Bhd.	2,752,700	2,935,046
United Plantations Bhd.	717,000	3,723,689
Total Malaysia		72,923,272
Mexico - 3.5%
Banco del Bajio SA(a)(b)	845,609	2,567,048
Bolsa Mexicana de Valores SAB de CV	584,100	989,605
Fibra Uno Administracion SA de CV	11,665,503	14,341,446
Grupo Aeroportuario del Centro Norte SAB de CV(a)	914,509	7,759,986
Grupo Financiero Banorte SAB de CV, Class O(a)	4,758,144	37,096,115
Grupo Mexico SAB de CV, Series B(a)	4,473,762	24,077,160
Kimberly-Clark de Mexico SAB de CV, Class A(a)	3,299,930	5,711,782
Megacable Holdings SAB de CV, Series CPO	815,916	2,051,670
Orbia Advance Corp. SAB de CV(a)	2,103,335	2,936,651
Promotora y Operadora de Infraestructura SAB de CV(a)	468,420	4,335,937
Total Mexico		101,867,400
Philippines - 0.5%
Aboitiz Power Corp.	3,943,100	2,280,726
Globe Telecom, Inc.	62,320	2,232,968
Manila Electric Co.	506,130	3,160,668
PLDT, Inc.	185,169	4,540,051
Semirara Mining & Power Corp.	2,712,000	1,559,392
Total Philippines		13,773,805
Poland - 2.0%
Bank Handlowy w Warszawie SA	69,448	1,689,535
Bank Polska Kasa Opieki SA	168,959	7,060,885
Orange Polska SA	962,765	1,864,196
ORLEN SA	2,431,213	40,937,005
Powszechny Zaklad Ubezpieczen SA	620,641	7,957,075
Total Poland		59,508,696
Russia - 0.0%
Evraz PLC*†	2,288,532	0
GMK Norilskiy Nickel PAO*†	14,851,900	0
Magnit PJSC*†	200,620	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	298,929	0
MMC Norilsk Nickel PJSC, ADR*†	13	0
Mobile TeleSystems PJSC, ADR*†	1,549,581	0
Novolipetsk Steel PJSC*†	5,213,400	0
PhosAgro PJSC*†	95,795	0
PhosAgro PJSC, GDR*†(c)	1,853	0
Polyus PJSC*†	35,478	0
Polyus PJSC, GDR*†(c)	1	0
Sberbank of Russia PJSC*†	9,700,476	0
Severstal PAO, GDR*†(c)	775,843	0
Tatneft PJSC*†	1,371,750	0
Tatneft PJSC, ADR*†	3,217	0
Total Russia		0
Saudi Arabia - 2.8%
AlSaif Stores for Development & Investment Co.	283,170	708,761
Arabian Cement Co.	119,708	923,752
Arabian Centres Co.(b)	421,230	2,288,268
Banque Saudi Fransi	457,127	4,313,438
Jarir Marketing Co.	1,050,159	3,532,628
Riyad Bank	953,243	6,530,106
SABIC Agri-Nutrients Co.	590,557	18,354,554
Sahara International Petrochemical Co.	801,307	6,258,209
Saudi Aramco Base Oil Co.	166,157	5,872,806
Saudi Awwal Bank	263,532	2,676,343
Saudi Basic Industries Corp.	1,292,859	25,432,614
Saudi Cement Co.	190,945	2,323,446
Saudi Investment Bank	525,007	1,788,461
United Electronics Co.	60,829	1,540,344
Total Saudi Arabia		82,543,730
South Africa - 5.2%
Absa Group Ltd.	762,886	6,619,895
AECI Ltd.	173,254	1,025,007
Anglo American Platinum Ltd.(a)	106,368	3,505,134
AVI Ltd.	860,461	4,457,339
Barloworld Ltd.	365,888	1,679,158
FirstRand Ltd.	4,440,859	18,702,194
Hyprop Investments Ltd.	790,846	1,359,943
Investec Ltd.	250,539	1,814,967
Kumba Iron Ore Ltd.	147,339	3,547,352
Momentum Metropolitan Holdings	1,299,684	1,629,943
Motus Holdings Ltd.(a)	441,684	2,234,786
Mr. Price Group Ltd.(a)	510,876	5,761,204
Nedbank Group Ltd.	629,108	8,834,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2024

Investments	Shares	Value
Northam Platinum Holdings Ltd.	693,523	$4,834,911
Old Mutual Ltd.	5,371,385	3,644,658
Omnia Holdings Ltd.	371,578	1,346,919
Redefine Properties Ltd.	26,815,831	5,903,595
Resilient REIT Ltd.	420,094	1,078,073
Reunert Ltd.	324,563	1,248,483
Sanlam Ltd.	2,134,947	9,461,112
Sappi Ltd.	1,102,980	2,932,018
Sasol Ltd.	1,210,950	9,158,390
Standard Bank Group Ltd.	2,098,753	24,229,908
Sun International Ltd.	688,529	1,394,403
Thungela Resources Ltd.	483,085	2,948,776
Tiger Brands Ltd.	228,334	2,488,040
Truworths International Ltd.	1,555,158	7,944,422
Vodacom Group Ltd.(a)	1,147,265	6,126,496
Woolworths Holdings Ltd.	2,106,088	7,125,636
Total South Africa		153,036,803
South Korea - 4.1%
BNK Financial Group, Inc.	422,976	2,602,693
Cheil Worldwide, Inc.	222,133	2,969,304
DB Insurance Co. Ltd.	57,311	4,767,243
DGB Financial Group, Inc.	241,130	1,404,913
GS Holdings Corp.	144,930	4,938,044
Hana Financial Group, Inc.	380,976	16,800,031
HD Hyundai Co. Ltd.	101,925	5,516,464
Hite Jinro Co. Ltd.	99,406	1,534,600
Hyundai Marine & Fire Insurance Co. Ltd.	58,184	1,458,298
Industrial Bank of Korea	448,396	4,567,026
JB Financial Group Co. Ltd.	220,331	2,343,368
KB Financial Group, Inc.	250,532	14,287,513
KCC Glass Corp.	15,725	457,527
Korean Reinsurance Co.	199,317	1,155,503
KT Corp.	144,761	3,933,208
KT&G Corp.	230,519	14,770,633
Lotte Corp.	94,581	1,731,523
LOTTE Fine Chemical Co. Ltd.	39,608	1,280,462
LX Semicon Co. Ltd.	17,346	1,024,504
Samsung Fire & Marine Insurance Co. Ltd.	29,675	8,386,179
Samsung Securities Co. Ltd.	82,176	2,376,030
SeAH Besteel Holdings Corp.	23,747	357,973
Shinhan Financial Group Co. Ltd.	355,876	12,448,550
SK Discovery Co. Ltd.	25,243	695,948
Woori Financial Group, Inc.	855,015	9,124,715
Total South Korea		120,932,252
Taiwan - 27.0%
Acer, Inc.(a)	3,735,000	5,393,855
Advanced Power Electronics Corp.(a)	216,000	569,937
Alltek Technology Corp.(a)	692,000	776,438
AMPOC Far-East Co. Ltd.	171,000	501,275
Apacer Technology, Inc.(a)	206,000	426,078
ASE Technology Holding Co. Ltd.(a)	12,282,000	63,792,272
Asia Cement Corp.(a)	4,423,000	5,978,409
BenQ Materials Corp.(a)	419,000	424,922
BES Engineering Corp.(a)	3,280,000	1,496,355
Chang Wah Electromaterials, Inc.(a)	807,000	1,128,106
Cheng Uei Precision Industry Co. Ltd.	604,000	1,470,832
Chicony Electronics Co. Ltd.(a)	1,958,386	10,322,704
Chicony Power Technology Co. Ltd.(a)	419,000	1,762,973
Chinese Maritime Transport Ltd.(a)	203,000	297,227
ChipMOS Technologies, Inc.	1,366,000	1,806,371
Chong Hong Construction Co. Ltd.	350,000	1,181,357
Cleanaway Co. Ltd.(a)	248,000	1,387,482
Compeq Manufacturing Co. Ltd.(a)	1,651,000	4,142,577
Continental Holdings Corp.(a)	1,136,000	1,283,369
CTCI Corp.(a)	1,165,000	1,903,272
DA CIN Construction Co. Ltd.(a)	1,056,000	1,803,320
Darfon Electronics Corp.	415,000	881,386
Ennoconn Corp.(a)	142,000	1,468,520
Far Eastern Department Stores Ltd.(a)	1,658,000	1,737,651
Far Eastern New Century Corp.(a)	5,592,000	6,076,106
Farglory Land Development Co. Ltd.(a)	826,000	2,049,628
Feng Hsin Steel Co. Ltd.(a)	1,177,000	2,797,241
FLEXium Interconnect, Inc.(a)	694,000	1,940,286
Flytech Technology Co. Ltd.	454,000	1,326,671
Formosa Advanced Technologies Co. Ltd.	408,000	487,968
Formosa International Hotels Corp.(a)	124,000	800,764
Formosa Plastics Corp.(a)	7,790,000	13,807,161
Formosa Sumco Technology Corp.(a)	99,000	530,987
Foxsemicon Integrated Technology, Inc.(a)	281,000	2,672,148
Fu Hua Innovation Co. Ltd.(a)	1,323,000	1,413,065
Fusheng Precision Co. Ltd.	538,000	4,709,770
G Shank Enterprise Co. Ltd.	375,573	1,279,251
Gemtek Technology Corp.(a)	758,000	859,837
Getac Holdings Corp.(a)	887,000	3,116,934
Global Brands Manufacture Ltd.(a)	550,000	1,259,652
Global Mixed Mode Technology, Inc.(a)	151,000	1,421,960
Goldsun Building Materials Co. Ltd.(a)	2,384,000	3,167,252
Greatek Electronics, Inc.	823,000	1,595,694
Holtek Semiconductor, Inc.(a)	329,000	608,480
Holy Stone Enterprise Co. Ltd.(a)	399,200	1,155,461
Hon Hai Precision Industry Co. Ltd.(a)	18,398,000	121,362,206
Hong TAI Electric Industrial(a)	367,000	438,366
Huaku Development Co. Ltd.(a)	629,200	2,647,405
Kindom Development Co. Ltd.	1,331,000	2,240,112
King Yuan Electronics Co. Ltd.(a)	2,290,000	8,400,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2024

Investments	Shares	Value
KMC Kuei Meng International, Inc.(a)	92,000	$397,022
Kung Long Batteries Industrial Co. Ltd.	152,000	670,006
Lite-On Technology Corp., ADR(a)	4,252,000	13,893,069
Machvision, Inc.(a)	72,000	874,436
Macronix International Co. Ltd.(a)	3,237,000	2,599,259
MediaTek, Inc.(a)	4,697,000	202,697,163
Nan Ya Plastics Corp.(a)	7,985,000	12,134,473
Nan Ya Printed Circuit Board Corp.(a)	456,000	2,614,429
Nichidenbo Corp.(a)	687,000	1,344,713
Novatek Microelectronics Corp.(a)	1,459,000	27,253,795
Nuvoton Technology Corp.(a)	317,000	1,250,744
Pan Jit International, Inc.(a)	508,000	883,165
Pegatron Corp.(a)	3,212,000	10,346,439
Posiflex Technology, Inc.(a)	191,000	1,027,372
Pou Chen Corp.	3,559,000	3,839,681
Powertech Technology, Inc.(a)	1,490,000	8,634,619
Primax Electronics Ltd.(a)	1,150,000	3,339,241
Promate Electronic Co. Ltd.(a)	628,000	1,839,002
Qisda Corp.(a)	3,343,000	3,957,006
Realtek Semiconductor Corp.(a)	958,000	16,123,422
Sampo Corp.	353,000	313,920
Sesoda Corp.(a)	714,000	741,698
Shih Wei Navigation Co. Ltd.(a)	799,000	520,902
Shin Zu Shing Co. Ltd.(a)	449,000	3,390,873
Shinkong Insurance Co. Ltd.	174,000	515,969
Sigurd Microelectronics Corp.(a)	1,411,000	3,340,314
Sinon Corp.(a)	1,110,000	1,505,479
Sitronix Technology Corp.(a)	284,000	2,262,966
Sonix Technology Co. Ltd.	309,000	489,577
Sunrex Technology Corp.	387,000	716,943
Supreme Electronics Co. Ltd.(a)	1,112,299	2,804,619
Swancor Holding Co. Ltd.(a)	197,000	838,001
Synnex Technology International Corp.(a)	3,112,000	7,012,228
Systex Corp.	441,000	1,692,416
TA Chen Stainless Pipe(a)	3,154,000	3,490,239
Taiwan Hon Chuan Enterprise Co. Ltd.(a)	513,000	2,711,943
Taiwan Mobile Co. Ltd.(a)	3,876,000	12,783,996
Taiwan Navigation Co. Ltd.	773,000	906,637
Taiwan Paiho Ltd.	518,000	1,020,304
Taiwan PCB Techvest Co. Ltd.	733,000	887,964
Taiwan Secom Co. Ltd.	513,000	2,079,420
Taiwan Surface Mounting Technology Corp.	573,000	2,119,507
Test Research, Inc.(a)	564,000	2,981,551
Thye Ming Industrial Co. Ltd.	344,000	822,847
Ton Yi Industrial Corp.	1,503,000	708,842
Topco Scientific Co. Ltd.(a)	470,813	3,990,986
Topkey Corp.(a)	207,000	1,279,334
Transcend Information, Inc.(a)	473,000	1,676,710
TSRC Corp.(a)	589,000	433,923
Tung Ho Steel Enterprise Corp.(a)	1,250,000	2,681,750
TXC Corp.	988,000	3,502,304
U-Ming Marine Transport Corp.(a)	829,000	1,425,896
Uni-President Enterprises Corp.	6,656,000	16,680,264
Unimicron Technology Corp.(a)	1,793,000	9,948,369
United Integrated Services Co. Ltd.(a)	516,000	5,821,432
United Microelectronics Corp.(a)	28,079,000	48,209,864
Universal Cement Corp.	1,267,020	1,392,330
Wah Lee Industrial Corp.	342,000	1,496,971
Walsin Lihwa Corp.(a)	4,463,000	4,883,760
Weikeng Industrial Co. Ltd.(a)	1,231,000	1,394,487
WPG Holdings Ltd.	3,076,280	8,515,326
Yankey Engineering Co. Ltd.(a)	142,000	1,930,305
Yem Chio Co. Ltd.	866,000	547,231
Zenitron Corp.	588,000	643,435
Zero One Technology Co. Ltd.(a)	492,000	1,437,714
Total Taiwan		790,371,738
Thailand - 2.4%
AAPICO Hitech PCL, NVDR(a)	458,400	253,574
AP Thailand PCL, NVDR(a)	2,436,300	527,790
Banpu PCL, NVDR(a)	12,531,600	1,680,100
Banpu Power PCL, NVDR(a)	1,383,600	456,204
Don Muang Tollway PCL, NVDR	2,152,300	692,067
Electricity Generating PCL, NVDR(a)	619,200	1,746,364
Indorama Ventures PCL, NVDR(a)	3,444,900	1,830,521
Land & Houses PCL, NVDR	10,707,100	1,721,422
Major Cineplex Group PCL, NVDR(a)	747,500	254,616
MBK PCL, NVDR	1,150,200	510,887
MC Group PCL, NVDR(a)	1,142,900	330,125
Northeast Rubber PCL, NVDR	1,669,425	243,380
One Enterprise Public Co. Ltd., NVDR	3,367,000	299,105
Osotspa PCL, NVDR	3,183,100	1,994,994
Prima Marine PCL, NVDR	3,050,500	714,880
PTT Exploration & Production PCL, NVDR(a)	3,595,100	14,890,802
PTT PCL, NVDR(a)	20,646,400	18,284,842
Quality Houses PCL, NVDR	12,087,900	602,789
Sabina PCL, NVDR(a)	380,100	247,548
Sansiri PCL, NVDR	24,343,000	1,107,782
SC Asset Corp. PCL, NVDR	5,387,600	419,880
SCB X PCL, NVDR	3,982,800	11,178,647
Somboon Advance Technology PCL, NVDR(a)	339,500	114,716
Thai Oil PCL, NVDR(a)	1,332,600	1,924,594
Thai Union Group PCL, NVDR(a)	3,972,100	1,612,761
Thai Vegetable Oil PCL, NVDR(a)	911,315	533,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2024

Investments	Shares	Value
Thanachart Capital PCL, NVDR(a)	1,244,500	$1,534,536
Tipco Asphalt PCL, NVDR(a)	2,693,700	1,174,445
TMBThanachart Bank PCL, NVDR(a)	61,895,900	2,884,174
Triple i Logistics PCL, NVDR(a)	1,003,100	183,140
TTW PCL, NVDR	6,693,177	1,614,132
Total Thailand		71,564,730
Turkey - 0.9%
Akbank TAS	2,281,611	4,457,644
Dogus Otomotiv Servis ve Ticaret AS	123,235	992,391
Turkiye Petrol Rafinerileri AS	3,765,082	19,007,155
Yapi ve Kredi Bankasi AS	2,012,791	2,075,201
Total Turkey		26,532,391
TOTAL COMMON STOCKS (Cost: $2,503,962,959)		2,913,121,399
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $19,778,490)	19,778,490	19,778,490
TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $2,523,741,449)		2,932,899,889
Other Assets less Liabilities - (0.2)%		(7,287,280)
NET ASSETS - 100.0%		$2,925,612,609
*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $360,975,602 and the total market value of the collateral held by the Fund was $385,274,146. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $365,495,656.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree Global High Dividend Fund^	$981,756	$2,052,538	$2,985,293	$35,436	$(84,437)	$—	$44,681

^	As of June 30, 2024, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/2/2024	345,000	ZAR	18,924	USD	$—	$(30)
Barclays Bank PLC	7/2/2024	1,190,150	USD	21,840,000	ZAR	—	(5,907)
						$—	$(5,937)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	2,913,121,399	—	—		2,913,121,399
Investment of Cash Collateral for Securities Loaned	—	19,778,490	—		19,778,490
Total Investments in Securities	$2,913,121,399	$19,778,490	$0		$2,932,899,889
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(5,937)	$—		$(5,937)
Total - Net	$2,913,121,399	$19,772,553	$0		$2,932,893,952

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 98.9%
Brazil - 5.9%
Ambev SA	54,236	$111,412
Banco do Brasil SA	22,550	108,437
BB Seguridade Participacoes SA	17,277	102,428
CCR SA	3,784	7,930
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,765	23,823
CPFL Energia SA	17,570	103,533
Engie Brasil Energia SA	15,445	123,155
Hypera SA	1,771	9,151
Klabin SA	38,640	149,149
Suzano SA	17,460	179,207
Telefonica Brasil SA	10,481	85,555
TIM SA	80,017	228,766
TOTVS SA	4,164	22,812
Ultrapar Participacoes SA	20,400	79,331
Vibra Energia SA	24,046	90,479
WEG SA	5,600	42,536
Total Brazil		1,467,704
Chile - 1.5%
Banco de Chile	1,190,227	132,410
Banco de Credito & Inversiones SA	5,403	151,571
Cencosud SA	34,183	64,279
Latam Airlines Group SA	2,153,365	29,292
Total Chile		377,552
China - 9.5%
Anhui Gujing Distillery Co. Ltd., Class B	14,000	208,331
China Medical System Holdings Ltd.	101,000	85,639
China Resources Power Holdings Co. Ltd.	94,000	288,355
Fuyao Glass Industry Group Co. Ltd., Class H(a)	46,800	271,842
Huaneng Power International, Inc., Class H	292,000	216,548
Jiangsu Expressway Co. Ltd., Class H	162,000	172,844
PICC Property & Casualty Co. Ltd., Class H	204,000	253,452
Sany Heavy Equipment International Holdings Co. Ltd.(b)	166,000	103,333
Sinopharm Group Co. Ltd., Class H	64,800	172,221
Want Want China Holdings Ltd.	413,000	249,681
Yum China Holdings, Inc.	7,138	220,136
Zhejiang Expressway Co. Ltd., Class H	178,000	120,150
Total China		2,362,532
Czech Republic - 0.3%
CEZ AS	1,871	70,456
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC	17,404	135,931
India - 26.1%
ABB India Ltd.	1,540	156,810
Adani Ports & Special Economic Zone Ltd.	1,055	18,701
Adani Power Ltd.*	2,693	23,207
Ashok Leyland Ltd.	24,725	71,722
Asian Paints Ltd.	4,047	141,572
Aurobindo Pharma Ltd.	7,094	102,734
Bajaj Auto Ltd.	1,591	181,288
Bank of Baroda	16,446	54,316
Bharat Electronics Ltd.	41,250	151,322
Bharat Petroleum Corp. Ltd.	17,277	62,975
Bharat Petroleum Corp. Ltd.*	17,277	62,975
Bharti Airtel Ltd.	2,572	44,540
Britannia Industries Ltd.	1,176	77,221
CG Power & Industrial Solutions Ltd.	12,757	107,808
Cipla Ltd.	7,565	134,340
Coal India Ltd.	27,725	157,315
Colgate-Palmolive India Ltd.	3,754	127,995
Cummins India Ltd.	938	44,622
Dr. Reddy's Laboratories Ltd.	1,816	139,429
Eicher Motors Ltd.	1,778	99,637
GAIL India Ltd.	32,147	84,640
Grasim Industries Ltd.	5,322	170,435
Havells India Ltd.	1,395	30,487
HCL Technologies Ltd.	5,992	104,883
Hero MotoCorp Ltd.	2,541	170,023
Hindustan Aeronautics Ltd.(c)	448	28,282
Hindustan Petroleum Corp. Ltd.*	5,783	23,031
Hindustan Petroleum Corp. Ltd.	11,566	46,063
Hindustan Unilever Ltd.	2,320	68,805
Indian Hotels Co. Ltd.	24,235	181,659
Indian Oil Corp. Ltd.	79,233	157,378
Indraprastha Gas Ltd.	9,483	57,282
Infosys Ltd.	9,128	171,504
InterGlobe Aviation Ltd.*(a)	1,022	51,822
ITC Ltd.	19,330	98,496
Larsen & Toubro Ltd.	495	21,064
Lupin Ltd.	2,723	52,945
Mahindra & Mahindra Ltd.	7,186	247,036
Marico Ltd.	5,963	43,835
Maruti Suzuki India Ltd.	1,126	162,496
MRF Ltd.	49	76,073
Nestle India Ltd.	1,971	60,312
NMDC Ltd.	3,343	9,864
NTPC Ltd.	29,150	132,261
Oil & Natural Gas Corp. Ltd.	36,008	118,404
Persistent Systems Ltd.	855	43,489
Petronet LNG Ltd.	37,537	148,663
PI Industries Ltd.	1,324	60,315
Pidilite Industries Ltd.	1,426	54,021
Power Grid Corp. of India Ltd.	44,920	178,279
Samvardhana Motherson International Ltd.	51,955	118,574
Siemens Ltd.	2,009	185,619
State Bank of India	11,004	112,029
Sun Pharmaceutical Industries Ltd.	7,646	139,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2024

Investments	Shares	Value
Suzlon Energy Ltd.*	25,385	$16,092
Tata Consultancy Services Ltd.	4,104	192,147
Tata Elxsi Ltd.	814	68,345
Tata Motors Ltd.	12,140	144,093
Torrent Pharmaceuticals Ltd.	3,702	123,920
Trent Ltd.	2,045	134,388
TVS Motor Co. Ltd.	5,549	157,368
Varun Beverages Ltd.	3,509	68,570
Vedanta Ltd.	17,971	97,842
Wipro Ltd.	16,288	100,565
Total India		6,473,378
Indonesia - 3.9%
Astra International Tbk. PT	602,600	164,128
Bank Central Asia Tbk. PT	420,200	254,686
Bank Negara Indonesia Persero Tbk. PT	70,000	19,921
Indah Kiat Pulp & Paper Tbk. PT	271,300	147,455
Indofood CBP Sukses Makmur Tbk. PT	82,900	52,145
Indofood Sukses Makmur Tbk. PT	379,200	140,680
Telkom Indonesia Persero Tbk. PT	360,300	68,869
United Tractors Tbk. PT	93,400	125,341
Total Indonesia		973,225
Malaysia - 5.1%
AMMB Holdings Bhd.	102,300	93,030
Genting Malaysia Bhd.	231,200	124,973
Hong Leong Bank Bhd.	27,600	112,331
Kuala Lumpur Kepong Bhd.	16,400	71,753
Malaysia Airports Holdings Bhd.	33,900	71,141
MISC Bhd.	62,600	113,058
MR DIY Group M Bhd.(a)	263,800	108,484
Nestle Malaysia Bhd.	3,800	97,870
Petronas Gas Bhd.	17,400	65,727
Press Metal Aluminium Holdings Bhd.	41,100	50,182
Public Bank Bhd.	126,500	107,796
Sime Darby Bhd.	160,200	88,972
Telekom Malaysia Bhd.	94,300	135,128
YTL Corp. Bhd.	21,800	15,943
YTL Power International Bhd.	16,100	16,450
Total Malaysia		1,272,838
Mexico - 3.9%
Alfa SAB de CV, Class A	164,319	96,064
America Movil SAB de CV, Series B	217,879	185,523
Arca Continental SAB de CV	9,934	97,468
Cemex SAB de CV, Series CPO	52,200	33,429
Coca-Cola Femsa SAB de CV	8,263	70,888
Fomento Economico Mexicano SAB de CV	9,275	99,839
Gruma SAB de CV, Class B	4,695	85,704
Grupo Financiero Inbursa SAB de CV, Class O*	46,707	111,036
Kimberly-Clark de Mexico SAB de CV, Class A	10,700	18,520
Promotora y Operadora de Infraestructura SAB de CV	13,115	121,399
Wal-Mart de Mexico SAB de CV	11,500	39,156
Total Mexico		959,026
Philippines - 2.5%
Bank of the Philippine Islands	50,748	103,126
BDO Unibank, Inc.	18,820	41,166
International Container Terminal Services, Inc.	16,840	100,507
Jollibee Foods Corp.	37,240	143,600
Manila Electric Co.	9,230	57,639
Metropolitan Bank & Trust Co.	98,710	113,769
PLDT, Inc.	2,045	50,140
Total Philippines		609,947
Poland - 1.7%
Bank Polska Kasa Opieki SA	981	40,997
Budimex SA	126	21,846
mBank SA*	308	48,804
ORLEN SA	6,514	109,683
Powszechna Kasa Oszczednosci Bank Polski SA	4,200	65,737
Powszechny Zaklad Ubezpieczen SA	4,898	62,796
Santander Bank Polska SA	533	71,755
Total Poland		421,618
Romania - 0.2%
NEPI Rockcastle NV	7,754	55,785
Russia - 0.0%
GMK Norilskiy Nickel PAO*†	2,900	0
LUKOIL PJSC*†	67	0
LUKOIL PJSC, ADR*†	46	0
Magnit PJSC*†	32	0
MMC Norilsk Nickel PJSC, ADR*†	11	0
Mobile TeleSystems PJSC, ADR*†	1,696	0
Novolipetsk Steel PJSC*†	3,110	0
PhosAgro PJSC*†	178	0
PhosAgro PJSC, GDR*†(c)	4	0
Polyus PJSC*†	59	0
Rosneft Oil Co. PJSC*†	1,588	0
Sberbank of Russia PJSC, ADR*†	639	0
Severstal PAO, GDR*†(c)	475	0
VTB Bank PJSC*†	16,536,000	0
X5 Retail Group NV, GDR*†(c)	223	0
Total Russia		0
South Africa - 3.4%
Absa Group Ltd.	5,049	43,812
Bid Corp. Ltd.	4,108	95,584
Bidvest Group Ltd.	5,759	89,709
Clicks Group Ltd.(b)	4,077	76,887
Harmony Gold Mining Co. Ltd.	4,412	40,605
OUTsurance Group Ltd.	33,325	84,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2024

Investments	Shares	Value
Sasol Ltd.	6,937	$52,464
Shoprite Holdings Ltd.	8,664	134,767
Standard Bank Group Ltd.	18,293	211,191
Total South Africa		829,737
South Korea - 9.0%
CJ CheilJedang Corp.	645	180,638
DB Insurance Co. Ltd.	2,689	223,676
Doosan Bobcat, Inc.	5,448	203,039
GS Holdings Corp.	3,202	109,098
Hankook Tire & Technology Co. Ltd.	6,034	198,138
LG Uplus Corp.	18,838	134,391
Meritz Financial Group, Inc.	5,530	317,779
Orion Corp.	1,787	119,696
Samsung Electronics Co. Ltd.	9,572	566,740
Samsung Fire & Marine Insurance Co. Ltd.	658	185,951
Total South Korea		2,239,146
Taiwan - 21.7%
ASE Technology Holding Co. Ltd.	36,000	186,983
Asustek Computer, Inc.	2,000	30,701
Cheng Shin Rubber Industry Co. Ltd.	69,000	105,176
Compal Electronics, Inc.	139,000	148,677
Eva Airways Corp.	31,000	36,455
Far Eastern New Century Corp.	96,000	104,311
Hon Hai Precision Industry Co. Ltd.	24,000	158,316
Lite-On Technology Corp., ADR	91,000	297,335
MediaTek, Inc.	2,000	86,309
Novatek Microelectronics Corp.	8,000	149,438
Pegatron Corp.	46,000	148,174
Pou Chen Corp.	116,000	125,148
President Chain Store Corp.	8,000	67,445
Quanta Computer, Inc.	37,000	355,841
Realtek Semiconductor Corp.	5,000	84,151
Synnex Technology International Corp.	45,000	101,398
Taiwan Semiconductor Manufacturing Co. Ltd.	78,500	2,337,469
Uni-President Enterprises Corp.	36,000	90,218
United Microelectronics Corp.	37,000	63,527
Wistron Corp.	4,000	13,070
Wiwynn Corp.	4,500	366,891
WPG Holdings Ltd.	40,000	110,722
Yageo Corp.	3,000	67,506
Zhen Ding Technology Holding Ltd.	33,000	131,729
Total Taiwan		5,366,990
Thailand - 0.6%
Bumrungrad Hospital PCL, NVDR	7,300	49,134
TMBThanachart Bank PCL, NVDR	1,937,100	90,264
Total Thailand		139,398
Turkey - 3.0%
Akbank TAS	75,219	146,957
Coca-Cola Icecek AS	650	16,377
Ford Otomotiv Sanayi AS	3,617	124,011
KOC Holding AS	16,244	112,378
Pegasus Hava Tasimaciligi AS*	10,092	70,156
Turk Hava Yollari AO*	6,480	61,028
Turkiye Is Bankasi AS, Class C	347,100	167,814
Turkiye Sise ve Cam Fabrikalari AS	33,173	50,797
Total Turkey		749,518
TOTAL COMMON STOCKS (Cost: $21,643,560)		24,504,781
PREFERRED STOCKS - 1.2%
Brazil - 1.2%
Banco Bradesco SA, 10.60%	43,008	95,858
Cia Energetica de Minas Gerais, 10.92%	34,639	61,677
Itau Unibanco Holding SA, 7.24%	1,034	6,033
Petroleo Brasileiro SA, 14.35%	19,611	134,343
TOTAL PREFERRED STOCKS (Cost: $317,567)		297,911
TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $21,961,127)		24,802,692
Other Assets less Liabilities - (0.1)%		(35,663)
NET ASSETS - 100.0%		$24,767,029
*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $150,794 and the total market value of the collateral held by the Fund was $156,172, which was entirely composed of non-cash U.S. Government securities.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	67,249	MXN	3,694	USD	$—	$(17)
Bank of America NA	7/3/2024	14,397,324	MXN	787,436	USD	—	(191)
Bank of America NA	7/3/2024	60,634	USD	21,845,472	HUF	1,352	—
Bank of America NA	7/3/2024	4,849,936	USD	157,550,183	TWD	—	(7,004)
Bank of America NA	7/3/2024	43,016	ZAR	2,366	USD	—	(10)
Bank of America NA	8/5/2024	945,543	USD	17,375,694	MXN	214	—
Citibank NA	7/1/2024	384,500	MXN	21,000	USD	28	—
Citibank NA	7/2/2024	137,837	BRL	24,819	USD	—	(4)
Citibank NA	7/2/2024	156,948	PHP	2,674	USD	4	—
Citibank NA	7/2/2024	30,867,835	PHP	526,396	USD	278	—
Citibank NA	7/2/2024	14,140	PLN	3,514	USD	4	—
Citibank NA	7/2/2024	529,641	USD	31,024,783	PHP	289	—
Citibank NA	7/3/2024	35,775	BRL	6,582	USD	—	(142)
Citibank NA	7/3/2024	174,868,207	CLP	183,917	USD	1,337	—
Citibank NA	7/3/2024	17,625,811	CNY	2,474,145	USD	—	(48,121)
Citibank NA	7/3/2024	73,373,580	IDR	4,482	USD	—	(1)
Citibank NA	7/3/2024	15,917,748,835	IDR	971,483	USD	578	—
Citibank NA	7/3/2024	2,364,679	INR	28,332	USD	24	—
Citibank NA	7/3/2024	11,063,357	KRW	7,978	USD	60	—
Citibank NA	7/3/2024	153,120	TRY	4,669	USD	1	—
Citibank NA	7/3/2024	737,762	TWD	22,785	USD	—	(42)
Citibank NA	7/3/2024	1,200,246	USD	6,294,940	BRL	67,058	—
Citibank NA	7/3/2024	261,087	USD	1,413,734	BRL	6,593	—
Citibank NA	7/3/2024	55,361	USD	50,542,862	CLP	1,817	—
Citibank NA	7/3/2024	2,491,635	USD	17,704,310	CNY	54,806	—
Citibank NA	7/3/2024	53,625	USD	1,226,514	CZK	1,139	—
Citibank NA	7/3/2024	6,262,498	USD	522,133,292	INR	1,157	—
Citibank NA	7/3/2024	718,248	USD	23,838,202	TRY	—	(8,108)
Citibank NA	7/3/2024	239,551	USD	7,737,968	TWD	1,005	—
Citibank NA	8/2/2024	593,040	USD	34,787,113	PHP	—	(435)
Citibank NA	8/5/2024	253,323	USD	240,917,513	CLP	—	(1,821)
Citibank NA	8/5/2024	2,419,556	USD	17,249,013	CNY	37,241	—
Citibank NA	8/5/2024	953,395	USD	15,632,815,246	IDR	—	(811)
Goldman Sachs	7/3/2024	3,861,439	MYR	818,535	USD	55	—
Goldman Sachs	7/3/2024	8,250,531	TRY	250,025	USD	1,371	—
Goldman Sachs	7/3/2024	550,536	USD	2,583,391	MYR	2,881	—
Goldman Sachs	7/3/2024	274,698	USD	1,295,339	MYR	98	—
Goldman Sachs	7/3/2024	325,150	ZAR	17,899	USD	—	(92)
Goldman Sachs	8/5/2024	845,438	USD	3,988,353	MYR	—	(1,891)
HSBC Holdings PLC	7/3/2024	78,499	CNY	11,017	USD	—	(213)
HSBC Holdings PLC	7/3/2024	22,381,859	HUF	60,634	USD	104	—
HSBC Holdings PLC	7/3/2024	1,475,120,433	KRW	1,072,503	USD	—	(796)
HSBC Holdings PLC	7/3/2024	947,860	PLN	235,527	USD	254	—
HSBC Holdings PLC	7/3/2024	15,432,431	TRY	468,223	USD	2,007	—
HSBC Holdings PLC	7/3/2024	135,586	USD	124,325,345	CLP	3,877	—
HSBC Holdings PLC	7/3/2024	984,099	USD	15,991,122,415	IDR	7,558	—
HSBC Holdings PLC	7/3/2024	791,130	USD	13,458,661	MXN	55,211	—
HSBC Holdings PLC	7/3/2024	235,527	USD	931,331	PLN	3,857	—
HSBC Holdings PLC	8/5/2024	90,737	USD	33,535,252	HUF	—	(155)
HSBC Holdings PLC	8/5/2024	278,812	USD	1,122,445	PLN	—	(300)
HSBC Holdings PLC	8/5/2024	501,532	USD	17,115,022	TRY	—	(2,085)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Merrill Lynch International	7/2/2024	1,044,764	THB	28,437	USD	33	—
Morgan Stanley & Co. International	7/3/2024	7,672,899	BRL	1,386,877	USD	—	(5,635)
Morgan Stanley & Co. International	7/3/2024	17,291	MYR	3,700	USD	—	(35)
Morgan Stanley & Co. International	7/3/2024	8,325,445	ZAR	457,508	USD	—	(1,602)
Morgan Stanley & Co. International	8/5/2024	1,445,210	USD	8,021,347	BRL	6,731	—
Morgan Stanley & Co. International	8/5/2024	597,219	USD	10,894,659	ZAR	2,085	—
UBS AG	7/3/2024	1,253,870	CZK	53,625	USD	32	—
UBS AG	7/3/2024	3,403,069	THB	92,337	USD	404	—
UBS AG	7/3/2024	2,832,598	USD	3,907,399,068	KRW	—	(6,212)
UBS AG	7/3/2024	92,778	USD	3,403,069	THB	38	—
UBS AG	7/3/2024	459,874	USD	8,701,383	ZAR	—	(16,618)
UBS AG	8/5/2024	51,143	USD	1,195,077	CZK	—	(32)
UBS AG	8/5/2024	92,043	USD	3,386,292	THB	—	(484)
						$261,581	$(102,857)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	24,504,781	—	—		24,504,781
Preferred Stocks	297,911	—	—		297,911
Total Investments in Securities	$24,802,692	$—	$0		$24,802,692
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$261,581	$—		$261,581
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(102,857)	$—		$(102,857)
Total - Net	$24,802,692	$158,724	$0		$24,961,416

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 98.3%
Brazil - 4.7%
Ambev SA	150,548	$309,257
Banco Bradesco SA	98,885	199,214
Banco do Brasil SA	62,230	299,249
BB Seguridade Participacoes SA	42,108	249,641
Caixa Seguridade Participacoes SA	53,010	136,570
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	38,128	514,625
CPFL Energia SA	24,888	146,654
Engie Brasil Energia SA	52,285	416,909
Localiza Rent a Car SA	29,711	224,660
Lojas Renner SA	32,679	73,425
Petroleo Brasileiro SA	49,718	361,442
Raia Drogasil SA	47,294	218,655
Rumo SA	46,751	174,397
Telefonica Brasil SA	23,914	195,206
TIM SA	132,849	379,811
TOTVS SA	37,156	203,559
Ultrapar Participacoes SA	49,319	191,790
Vale SA	74,838	838,323
Vibra Energia SA	289,503	1,089,327
WEG SA	50,953	387,024
Total Brazil		6,609,738
Chile - 0.8%
Banco de Chile	2,520,167	280,364
Banco de Credito & Inversiones SA	14,159	397,204
Cencosud SA	175,628	330,259
Enel Chile SA	2,973,719	167,285
Total Chile		1,175,112
China - 0.3%
Airtac International Group	12,786	389,395
Czech Republic - 0.2%
CEZ AS(a)	6,216	234,076
Hungary - 0.2%
Richter Gedeon Nyrt	12,932	336,209
India - 33.8%
ABB India Ltd.	7,255	738,738
Adani Ports & Special Economic Zone Ltd.	62,319	1,104,646
APL Apollo Tubes Ltd.	60,513	1,128,657
Apollo Hospitals Enterprise Ltd.	5,272	391,078
Ashok Leyland Ltd.	90,558	262,690
Asian Paints Ltd.	12,974	453,855
Astral Ltd.	9,444	269,636
Bajaj Auto Ltd.	7,323	834,425
Bank of Baroda	57,549	190,064
Berger Paints India Ltd.	27,916	168,793
Bharat Electronics Ltd.	280,636	1,029,489
Bharat Forge Ltd.	11,732	235,006
Bharat Petroleum Corp. Ltd.	48,604	177,163
Bharat Petroleum Corp. Ltd.*	48,604	177,163
Bharti Airtel Ltd.	33,171	574,434
Cipla Ltd.	66,123	1,174,216
Coal India Ltd.	92,045	522,274
Colgate-Palmolive India Ltd.	16,298	555,691
Container Corp. of India Ltd.	22,512	281,415
Cummins India Ltd.	10,873	517,242
Dabur India Ltd.	26,387	190,084
DLF Ltd.	25,448	251,695
Dr. Reddy's Laboratories Ltd.	4,965	381,204
Eicher Motors Ltd.	5,476	306,869
GAIL India Ltd.	586,291	1,543,639
Grasim Industries Ltd.	26,364	844,296
Havells India Ltd.	10,909	238,412
HCL Technologies Ltd.	28,089	491,665
Hero MotoCorp Ltd.	6,453	431,781
Hindalco Industries Ltd.	57,672	479,669
Hindustan Aeronautics Ltd.(b)	6,448	407,062
Hindustan Petroleum Corp. Ltd.*	108,178	430,831
Hindustan Petroleum Corp. Ltd.	216,356	861,662
Hindustan Unilever Ltd.	20,533	608,954
Indian Hotels Co. Ltd.	75,944	569,256
Indian Oil Corp. Ltd.	116,986	232,366
Indian Railway Catering & Tourism Corp. Ltd.	18,048	214,109
Indraprastha Gas Ltd.	43,298	261,540
Info Edge India Ltd.	17,655	1,436,716
Infosys Ltd.	73,575	1,382,385
ITC Ltd.	137,678	701,537
Larsen & Toubro Ltd.	21,873	930,778
LTIMindtree Ltd.(c)	2,040	131,740
Mahindra & Mahindra Ltd.	20,759	713,642
Marico Ltd.	34,955	256,962
Maruti Suzuki India Ltd.	5,055	729,499
MRF Ltd.	241	374,153
Nestle India Ltd.	24,698	755,757
NMDC Ltd.	72,868	215,010
NTPC Ltd.	180,009	816,746
Oil & Natural Gas Corp. Ltd.	137,497	452,126
Page Industries Ltd.	411	192,713
Persistent Systems Ltd.	6,413	326,193
PI Industries Ltd.	5,473	249,325
Pidilite Industries Ltd.	16,514	625,596
Polycab India Ltd.	3,281	265,175
Power Grid Corp. of India Ltd.	270,298	1,072,764
Reliance Industries Ltd.	61,385	2,304,712
Samvardhana Motherson International Ltd.	623,917	1,423,926
Shree Cement Ltd.	2,082	695,862
Siemens Ltd.	9,025	833,855
Sona Blw Precision Forgings Ltd.(c)	26,267	201,914
State Bank of India	73,331	746,567
Sun Pharmaceutical Industries Ltd.	46,848	854,430
Supreme Industries Ltd.	3,437	245,486
Tata Communications Ltd.	7,911	175,932
Tata Consultancy Services Ltd.	25,728	1,204,569
Tata Consumer Products Ltd.	26,360	346,920
Tata Elxsi Ltd.	2,316	194,456
Tata Power Co. Ltd.	179,607	949,001
Tech Mahindra Ltd.	37,548	644,063
Titan Co. Ltd.	9,380	382,928
Torrent Pharmaceuticals Ltd.	17,125	573,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2024

Investments	Shares	Value
Trent Ltd.	11,779	$774,063
Tube Investments of India Ltd.	12,585	642,814
TVS Motor Co. Ltd.	31,278	887,037
UltraTech Cement Ltd.	5,346	748,033
Union Bank of India Ltd.	105,176	172,406
Varun Beverages Ltd.	50,035	977,749
Total India		47,140,548
Indonesia - 1.8%
Aneka Tambang Tbk. PT	1,055,000	80,534
Astra International Tbk. PT	420,000	114,394
Bank Central Asia Tbk. PT	1,027,600	622,835
Bank Mandiri Persero Tbk. PT	1,030,900	387,178
Bank Negara Indonesia Persero Tbk. PT	642,900	182,957
Bank Rakyat Indonesia Persero Tbk. PT	1,263,900	355,050
Kalbe Farma Tbk. PT	2,935,531	273,385
Semen Indonesia Persero Tbk. PT	510,300	116,239
Sumber Alfaria Trijaya Tbk. PT	1,652,700	277,553
Telkom Indonesia Persero Tbk. PT	850,200	162,512
Total Indonesia		2,572,637
Malaysia - 2.6%
AMMB Holdings Bhd.	212,100	192,879
CIMB Group Holdings Bhd.	456,300	657,730
IHH Healthcare Bhd.	152,400	203,523
Malaysia Airports Holdings Bhd.	88,600	185,933
MR DIY Group M Bhd.(c)	300,600	123,617
Nestle Malaysia Bhd.	8,200	211,192
Petronas Dagangan Bhd.	61,200	226,249
Press Metal Aluminium Holdings Bhd.	244,800	298,897
Public Bank Bhd.	382,300	325,776
QL Resources Bhd.	265,100	366,392
Sime Darby Bhd.	320,700	178,110
Telekom Malaysia Bhd.	206,500	295,907
YTL Corp. Bhd.	271,500	198,553
YTL Power International Bhd.	201,600	205,980
Total Malaysia		3,670,738
Mexico - 4.8%
America Movil SAB de CV, Series B	1,059,337	902,019
Arca Continental SAB de CV(a)	61,510	603,512
Cemex SAB de CV, Series CPO	887,764	568,522
Coca-Cola Femsa SAB de CV	76,614	657,266
Fomento Economico Mexicano SAB de CV	95,715	1,030,302
Gruma SAB de CV, Class B	14,790	269,982
Grupo Aeroportuario del Sureste SAB de CV, Class B	23,705	714,047
Grupo Bimbo SAB de CV, Series A(a)	295,586	1,044,424
Grupo Carso SAB de CV, Series A1(a)	35,615	244,945
Kimberly-Clark de Mexico SAB de CV, Class A	119,501	206,842
Wal-Mart de Mexico SAB de CV	119,839	408,038
Total Mexico		6,649,899
Philippines - 2.6%
Ayala Land, Inc.	515,100	250,479
Bank of the Philippine Islands	196,810	399,940
BDO Unibank, Inc.	100,720	220,313
International Container Terminal Services, Inc.	198,670	1,185,735
Jollibee Foods Corp.	36,640	141,286
Manila Electric Co.	99,480	621,230
Metropolitan Bank & Trust Co.	213,870	246,497
PLDT, Inc.	7,955	195,044
SM Investments Corp.	15,260	216,237
SM Prime Holdings, Inc.	294,200	142,058
Total Philippines		3,618,819
Poland - 2.9%
Budimex SA	1,438	249,322
CD Projekt SA(a)	6,566	226,949
KGHM Polska Miedz SA	26,446	989,081
LPP SA	106	450,626
ORLEN SA	58,530	985,534
Powszechna Kasa Oszczednosci Bank Polski SA	62,549	978,989
Santander Bank Polska SA	1,445	194,533
Total Poland		4,075,034
Romania - 0.2%
NEPI Rockcastle NV	33,324	239,747
Russia - 0.0%
GMK Norilskiy Nickel PAO*†	99,300	0
MMC Norilsk Nickel PJSC, ADR*†	3	0
Mobile TeleSystems PJSC, ADR*†	24,869	0
Novolipetsk Steel PJSC*†	71,650	0
PhosAgro PJSC*†	2,975	0
PhosAgro PJSC, GDR*†(b)	60	0
Polyus PJSC*†	1,334	0
Severstal PAO, GDR*†(b)	8,497	0
Surgutneftegas PJSC*†	341,560	0
Surgutneftegas PJSC, ADR*†	749	0
TCS Group Holding PLC, GDR*†(b)	2,248	0
Total Russia		0
Saudi Arabia - 6.0%
Al Rajhi Bank	94,184	2,008,402
Alinma Bank	35,412	293,558
Almarai Co. JSC	43,006	641,949
Arab National Bank	71,550	386,396
Arabian Internet & Communications Services Co.	1,961	152,631
Bupa Arabia for Cooperative Insurance Co.	5,243	344,912
Co. for Cooperative Insurance	22,066	818,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2024

Investments	Shares	Value
Dallah Healthcare Co.	8,214	$338,929
Dr. Sulaiman Al Habib Medical Services Group Co.	3,183	243,502
Elm Co.	1,110	252,676
Etihad Etisalat Co.	35,369	487,413
Mouwasat Medical Services Co.	6,531	210,992
Nahdi Medical Co.	5,383	189,114
Riyad Bank	35,777	245,087
Saudi Arabian Oil Co.(c)	38,026	282,793
Saudi Awwal Bank	48,187	489,371
Saudi Investment Bank	63,081	214,888
Saudi Telecom Co.	45,581	462,906
Savola Group*	19,379	235,806
Total Saudi Arabia		8,300,066
South Africa - 4.1%
Absa Group Ltd.	52,232	453,240
Bid Corp. Ltd.	24,737	575,576
Bidvest Group Ltd.	19,242	299,737
Capitec Bank Holdings Ltd.	2,968	427,320
Clicks Group Ltd.(a)	13,625	256,950
FirstRand Ltd.	102,595	432,068
Gold Fields Ltd.	27,521	412,092
Harmony Gold Mining Co. Ltd.	25,324	233,061
Kumba Iron Ore Ltd.	6,948	167,281
Nedbank Group Ltd.	19,524	274,159
OUTsurance Group Ltd.	212,914	541,263
Shoprite Holdings Ltd.	23,381	363,686
Standard Bank Group Ltd.	64,647	746,344
Woolworths Holdings Ltd.	139,659	472,515
Total South Africa		5,655,292
South Korea - 10.2%
Amorepacific Corp.	1,664	202,243
DB Insurance Co. Ltd.	5,211	433,461
Doosan Bobcat, Inc.	10,906	406,450
GS Holdings Corp.	14,632	498,540
Hanjin Kal Corp.	3,447	161,770
Hankook Tire & Technology Co. Ltd.	12,340	405,207
Hanmi Pharm Co. Ltd.	1,462	287,302
Hanmi Semiconductor Co. Ltd.	3,763	471,024
Hanwha Aerospace Co. Ltd.	1,527	276,779
Hyundai Glovis Co. Ltd.	3,853	613,009
Hyundai Motor Co.	4,754	1,018,838
Kangwon Land, Inc.	16,850	169,908
KB Financial Group, Inc.	7,401	422,069
Korea Aerospace Industries Ltd.	6,155	236,989
LG Innotek Co. Ltd.	1,996	394,415
LG Uplus Corp.	6,238	44,502
Meritz Financial Group, Inc.	5,275	303,126
NAVER Corp.	2,308	279,844
Orion Corp.	3,485	233,431
Posco DX Co. Ltd.	6,911	192,544
Posco International Corp.	4,172	198,219
Samsung Electronics Co. Ltd.	87,266	5,166,857
Samsung Fire & Marine Insurance Co. Ltd.	982	277,514
Woori Financial Group, Inc.	21,155	225,766
Yuhan Corp.	22,849	1,342,887
Total South Korea		14,262,694
Taiwan - 14.6%
Accton Technology Corp.	39,000	667,201
Advantech Co. Ltd.	43,280	493,615
Alchip Technologies Ltd.	4,000	302,699
Cheng Shin Rubber Industry Co. Ltd.	121,000	184,438
Delta Electronics, Inc.	62,000	740,564
Eclat Textile Co. Ltd.	18,000	293,513
Eva Airways Corp.(a)	267,000	313,982
Global Unichip Corp.	6,000	296,842
Lite-On Technology Corp., ADR	171,000	558,729
Nien Made Enterprise Co. Ltd.	43,000	516,930
Novatek Microelectronics Corp.	16,000	298,876
President Chain Store Corp.	92,000	775,612
Quanta Computer, Inc.	107,000	1,029,052
Taiwan Semiconductor Manufacturing Co. Ltd.	408,291	12,157,548
United Microelectronics Corp.	350,000	600,928
Wistron Corp.	62,000	202,580
Wiwynn Corp.	12,000	978,376
Total Taiwan		20,411,485
Thailand - 4.9%
Airports of Thailand PCL, NVDR	140,000	220,315
Asset World Corp. PCL, NVDR(a)	1,796,300	170,342
Bangkok Dusit Medical Services PCL, NVDR	362,800	264,457
Bangkok Expressway & Metro PCL, NVDR(a)	785,800	163,809
Bumrungrad Hospital PCL, NVDR	38,400	258,459
Central Pattana PCL, NVDR	167,300	251,879
Central Retail Corp. PCL, NVDR	238,400	199,763
CP ALL PCL, NVDR	179,500	269,024
Delta Electronics Thailand PCL, NVDR	140,600	318,958
Gulf Energy Development PCL, NVDR	217,800	240,368
Home Product Center PCL, NVDR	3,866,000	974,467
Minor International PCL, NVDR	201,800	164,970
PTT Exploration & Production PCL, NVDR	61,100	253,074
PTT Oil & Retail Business PCL, NVDR	416,800	181,723
PTT PCL, NVDR	1,716,400	1,520,076
SCB X PCL, NVDR	58,500	164,194
Thai Oil PCL, NVDR	735,900	1,062,816
TMBThanachart Bank PCL, NVDR	3,955,600	184,320
Total Thailand		6,863,014
Turkey - 3.6%
Akbank TAS	124,246	242,743
BIM Birlesik Magazalar AS	32,246	536,064
Coca-Cola Icecek AS	8,401	211,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2024

Investments	Shares	Value
Ford Otomotiv Sanayi AS	23,456	$804,202
Haci Omer Sabanci Holding AS	114,372	336,660
KOC Holding AS	60,936	421,562
Tofas Turk Otomobil Fabrikasi AS	12,474	129,369
Turkcell Iletisim Hizmetleri AS	205,500	630,601
Turkiye Is Bankasi AS, Class C	366,413	177,152
Turkiye Petrol Rafinerileri AS	124,138	626,682
Turkiye Sise ve Cam Fabrikalari AS	229,296	351,111
Yapi ve Kredi Bankasi AS	497,757	513,191
Total Turkey		4,981,005
TOTAL COMMON STOCKS (Cost: $107,956,187)		137,185,508
PREFERRED STOCKS - 2.9%
Brazil - 1.2%
Cia Energetica de Minas Gerais, 10.92%	181,230	322,690
Gerdau SA, 6.06%	52,652	174,229
Itau Unibanco Holding SA, 7.24%	72,437	422,667
Itausa SA, 8.62%	207,056	366,065
Petroleo Brasileiro SA, 14.35%	58,033	397,547
Total Brazil		1,683,198
South Korea - 1.7%
Hyundai Motor Co., 7.64%	9,934	1,317,127
Samsung Electronics Co. Ltd., 1.70%	23,084	1,066,576
Total South Korea		2,383,703
TOTAL PREFERRED STOCKS (Cost: $3,487,184)		4,066,901
RIGHTS - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA, expiring 8/6/24* (Cost: $0)	300	486
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $549,469)	549,469	549,469
TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $111,992,840)		141,802,364
Other Assets less Liabilities - (1.6)%		(2,263,178)
NET ASSETS - 100.0%		$139,539,186

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $2,207,074 and the total market value of the collateral held by the Fund was $2,328,070. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,778,601.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/1/2024	40,119	USD	150,500	SAR	$3	$—
Morgan Stanley & Co. International	7/1/2024	11,458	USD	210,000	MXN	—	(27)
						$3	$(27)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	137,185,508	—	—		137,185,508
Preferred Stocks	4,066,901	—	—		4,066,901
Rights	486	—	—		486
Investment of Cash Collateral for Securities Loaned	—	549,469	—		549,469
Total Investments in Securities	$141,252,895	$549,469	$0		$141,802,364
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3	$—		$3
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(27)	$—		$(27)
Total - Net	$141,252,895	$549,445	$0		$141,802,340

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.7%
Brazil - 5.4%
AES Brasil Energia SA	226,217	$463,882
Allos SA	1,365,917	5,193,704
Alupar Investimento SA	721,427	3,866,605
Arezzo Industria & Comercio SA	162,658	1,503,747
Auren Energia SA	5,186,185	11,521,847
Blau Farmaceutica SA*	178,761	337,604
Cia de Saneamento de Minas Gerais Copasa MG	2,633,794	9,905,563
Cia de Sanena do Parana	2,736,710	13,578,973
Cielo SA	8,779,474	8,898,890
Cury Construtora & Incorporadora SA	135,548	502,712
Cyrela Brazil Realty SA Empreendimentos & Participacoes	686,063	2,328,275
Dexco SA	1,621,298	1,914,810
Direcional Engenharia SA	673,703	3,225,119
Even Construtora & Incorporadora SA	363,338	428,461
Fleury SA	647,300	1,751,554
Grendene SA	3,702,753	3,839,778
Grupo De Moda Soma SA*	747,794	826,626
Grupo SBF SA	123,961	267,809
Iguatemi SA	221,863	822,033
Irani Papel & Embalagem SA	622,235	948,848
Jalles Machado SA	480,825	587,781
JHSF Participacoes SA	2,026,929	1,441,433
Kepler Weber SA	1,523,347	2,627,382
Lavvi Empreendimentos Imobiliarios SA	529,869	819,447
LOG Commercial Properties & Participacoes SA	146,095	614,160
Lojas Renner SA	5,705,241	12,818,804
LWSA SA*(a)	265,470	193,566
M Dias Branco SA	63,956	337,717
Mahle Metal Leve SA	638,461	3,717,349
Mills Locacao Servicos & Logistica SA	272,285	514,231
Minerva SA	1,531,048	1,841,299
Movida Participacoes SA*	161,557	175,680
Multiplan Empreendimentos Imobiliarios SA	895,627	3,634,461
Odontoprev SA	754,047	1,542,182
Petroreconcavo SA	667,104	2,226,703
Porto Seguro SA	606,238	3,378,024
Romi SA	202,531	381,766
Santos Brasil Participacoes SA	799,519	1,964,809
Sao Martinho SA	927,255	5,463,917
Simpar SA*	525,021	503,805
SLC Agricola SA	1,443,443	4,534,757
Tegma Gestao Logistica SA	111,471	490,481
Tres Tentos Agroindustrial SA	97,853	174,056
Tupy SA	223,943	952,709
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	1,260,664	1,718,123
Vivara Participacoes SA	154,094	580,927
Vulcabras SA	112,297	299,017
Wilson Sons SA	880,794	2,410,332
YDUQS Participacoes SA	282,906	530,215
Total Brazil		128,601,973
Chile - 1.8%
Aguas Andinas SA, Class A	21,668,538	5,899,636
Banco Itau Chile SA	508,238	5,572,756
Cencosud Shopping SA	2,961,606	4,471,000
Cia Cervecerias Unidas SA	490,845	2,800,223
Colbun SA	62,255,814	8,032,562
Empresa Nacional de Telecomunicaciones SA	881,580	2,602,922
Inversiones Aguas Metropolitanas SA	3,691,956	2,735,902
Parque Arauco SA	1,229,814	1,851,382
Plaza SA	615,099	892,681
SMU SA	27,867,613	4,871,315
Vina Concha y Toro SA	2,704,883	3,151,267
Total Chile		42,881,646
China - 8.1%
3SBio, Inc.*(a)	1,868,000	1,540,836
AIMA Technology Group Co. Ltd., Class A	69,200	259,043
AK Medical Holdings Ltd.(a)(b)	464,000	256,147
Anhui Expressway Co. Ltd., Class H	3,356,000	4,019,084
AsiaInfo Technologies Ltd.(a)(b)	1,665,200	1,497,260
Autobio Diagnostics Co. Ltd., Class A	139,500	880,276
BAIC Motor Corp. Ltd., Class H(a)	19,647,000	5,032,918
Bank of Chongqing Co. Ltd., Class H(b)	2,799,000	1,806,870
Bank of Suzhou Co. Ltd., Class A	555,800	570,961
Beijing Jingneng Clean Energy Co. Ltd., Class H(b)	13,140,000	3,130,415
Beijing United Information Technology Co. Ltd., Class A	149,545	401,676
Chervon Holdings Ltd.(b)	280,800	654,579
China Baoan Group Co. Ltd., Class A	219,000	257,970
China Chunlai Education Group Co. Ltd.(b)(c)	410,000	236,839
China Cinda Asset Management Co. Ltd., Class H(b)	56,835,000	4,731,761
China Communications Services Corp. Ltd., Class H	13,450,000	7,252,671
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	5,998,000	1,551,856
China East Education Holdings Ltd.(a)(b)	2,057,500	595,582
China Kepei Education Group Ltd.(c)	2,134,000	415,462
China National Medicines Corp. Ltd., Class A	59,100	249,243
China Nonferrous Mining Corp. Ltd.(b)	4,587,000	4,001,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
China Railway Construction Heavy Industry Corp. Ltd., Class A	365,970	$184,468
China Resources Medical Holdings Co. Ltd.(b)	633,000	286,202
China Risun Group Ltd.(b)(c)	2,284,000	871,778
China Suntien Green Energy Corp. Ltd., Class H	13,339,000	6,048,116
CIMC Enric Holdings Ltd.	2,080,000	2,096,678
DaShenLin Pharmaceutical Group Co. Ltd., Class A	82,400	161,395
Easyhome New Retail Group Co. Ltd., Class A	1,258,700	418,943
Ecovacs Robotics Co. Ltd., Class A	34,500	222,948
EEKA Fashion Holdings Ltd.(b)	908,000	1,260,691
Fu Shou Yuan International Group Ltd.	5,509,000	3,443,390
Fufeng Group Ltd.(b)	10,051,000	6,835,926
Fujian Funeng Co. Ltd., Class A	870,700	1,390,573
Giant Network Group Co. Ltd., Class A	1,215,200	1,571,254
GoodWe Technologies Co. Ltd., Class A	57,154	439,330
Greentown Management Holdings Co. Ltd.(a)	3,209,000	2,227,730
Guangzhou Haige Communications Group, Inc. Co., Class A	932,200	1,322,804
Han's Laser Technology Industry Group Co. Ltd., Class A	257,000	732,189
Hangcha Group Co. Ltd., Class A	86,780	233,447
Hangzhou Robam Appliances Co. Ltd., Class A	69,200	209,472
Heilongjiang Agriculture Co. Ltd., Class A	481,900	824,415
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	732,300	1,250,783
Hesteel Co. Ltd., Class A	3,089,400	820,923
Hoyuan Green Energy Co. Ltd., Class A	532,000	1,245,318
Huaan Securities Co. Ltd., Class A	377,500	217,684
Huaxi Securities Co. Ltd., Class A	621,400	560,897
Huaxin Cement Co. Ltd., Class H(b)	1,503,600	1,452,102
Hubei Feilihua Quartz Glass Co. Ltd., Class A	69,200	291,459
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	481,900	2,093,051
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,587,700	4,149,286
IKD Co. Ltd., Class A	156,400	316,834
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,513,300	961,766
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	2,210,780	2,092,426
iRay Technology Co. Ltd., Class A	47,191	744,820
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	179,600	584,001
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	390,600	586,367
Jiangsu Yangnong Chemical Co. Ltd., Class A	144,000	1,113,405
Jizhong Energy Resources Co. Ltd., Class A	4,890,400	4,487,927
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	572,600	876,054
Kangji Medical Holdings Ltd.(b)	1,280,000	914,824
Keda Industrial Group Co. Ltd., Class A	2,697,500	3,114,696
Lonking Holdings Ltd.	12,606,000	2,357,348
Luxi Chemical Group Co. Ltd., Class A	2,355,800	3,739,800
Medlive Technology Co. Ltd.(a)(b)	402,500	384,590
Meihua Holdings Group Co. Ltd., Class A	379,000	520,156
Meitu, Inc.(a)(b)	1,367,000	462,238
Nanjing Iron & Steel Co. Ltd., Class A	9,975,800	6,804,616
NetDragon Websoft Holdings Ltd.	1,178,500	1,781,169
Ningbo Orient Wires & Cables Co. Ltd., Class A	112,200	750,116
Ningbo Sanxing Medical Electric Co. Ltd., Class A	937,500	4,494,340
Onewo, Inc., Class H(b)	207,200	621,011
Ovctek China, Inc., Class A	114,500	245,911
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	4,532,200	6,952,703
Poly Property Services Co. Ltd., Class H(c)	391,000	1,447,332
Pylon Technologies Co. Ltd., Class A	103,184	561,227
Risen Energy Co. Ltd., Class A	275,500	456,598
S-Enjoy Service Group Co. Ltd.	1,271,000	507,918
Shandong Sinocera Functional Material Co. Ltd., Class A	115,100	281,410
Shanghai Chicmax Cosmetic Co. Ltd.(b)	115,100	610,336
Shanghai Construction Group Co. Ltd., Class A	3,366,800	991,476
Shanghai Daimay Automotive Interior Co. Ltd., Class A	279,710	380,821
Shanghai Lingang Holdings Corp. Ltd., Class A	759,800	948,078
Shenzhen Expressway Corp. Ltd., Class H	4,660,000	4,345,211
Shenzhen MTC Co. Ltd., Class A	229,700	151,333
Shenzhen Pagoda Industrial Group Corp. Ltd.(b)	836,500	264,641
Shenzhen Sunlord Electronics Co. Ltd., Class A	182,200	685,292
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	437,400	1,533,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
Simcere Pharmaceutical Group Ltd.(a)(b)	2,220,000	$1,629,300
Sinomine Resource Group Co. Ltd., Class A	589,400	2,163,573
Sun Art Retail Group Ltd.(b)	5,409,000	1,032,278
Sunac Services Holdings Ltd.(a)	11,499,000	2,665,829
SY Holdings Group Ltd.(b)(c)	513,000	286,482
Tangshan Port Group Co. Ltd., Class A	6,412,410	4,128,057
Tasly Pharmaceutical Group Co. Ltd., Class A	97,200	167,484
Tian Di Science & Technology Co. Ltd., Class A	4,147,294	3,913,908
Tian Lun Gas Holdings Ltd.(b)	1,061,000	550,382
Tong Ren Tang Technologies Co. Ltd., Class H	1,611,888	1,040,540
Venustech Group, Inc., Class A	201,100	475,422
Weihai Guangwei Composites Co. Ltd., Class A	343,800	1,169,255
Winner Medical Co. Ltd., Class A	390,700	1,353,912
Wuchan Zhongda Group Co. Ltd., Class A	618,500	367,668
Xiamen Faratronic Co. Ltd., Class A	110,200	1,149,871
Xiamen Tungsten Co. Ltd., Class A	727,900	1,719,837
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(a)(b)	802,000	796,104
Yihai International Holding Ltd.(b)	691,000	1,159,426
YongXing Special Materials Technology Co. Ltd., Class A	1,347,660	6,604,611
Yunda Holding Co. Ltd., Class A	441,300	467,844
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	2,951,700	2,158,937
Yunnan Copper Co. Ltd., Class A	2,850,500	4,864,808
Yunnan Tin Co. Ltd., Class A	302,700	642,230
Zhejiang Dingli Machinery Co. Ltd., Class A	89,500	740,680
Zhejiang Expressway Co. Ltd., Class H	10,752,000	7,257,607
Zhejiang Hailiang Co. Ltd., Class A	483,300	528,258
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	763,100	1,782,101
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	309,233	581,121
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,858,400	2,546,927
Zhou Hei Ya International Holdings Co. Ltd.(a)(b)	4,441,500	984,168
Total China		195,206,238
Czech Republic - 0.2%
Moneta Money Bank AS(a)	1,263,572	5,526,046
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	1,203,393	3,409,469
India - 11.5%
360 ONE WAM Ltd.	150,269	1,766,286
Aarti Industries Ltd.	99,404	818,060
Aegis Logistics Ltd.	183,678	1,922,630
Ajanta Pharma Ltd.	40,439	1,109,184
Alembic Pharmaceuticals Ltd.	79,743	838,288
Alkyl Amines Chemicals	2,974	76,209
Allcargo Logistics Ltd.*	307,776	223,300
Anand Rathi Wealth Ltd.	16,676	781,500
Angel One Ltd.	130,478	4,071,399
Apar Industries Ltd.	22,916	2,328,617
Apollo Tyres Ltd.	535,608	3,480,689
Arvind Ltd.	724,695	3,215,990
Asahi India Glass Ltd.	29,863	240,301
Atul Ltd.	6,190	480,985
Avanti Feeds Ltd.	78,370	561,595
Bajaj Consumer Care Ltd.	322,839	1,021,819
Bajaj Electricals Ltd.	19,894	252,088
Balrampur Chini Mills Ltd.	56,941	293,420
Bata India Ltd.	92,546	1,680,006
BEML Ltd.	18,464	982,691
Birlasoft Ltd.	157,517	1,303,960
Blue Dart Express Ltd.	2,677	255,909
Blue Star Ltd.	110,759	2,171,082
Brigade Enterprises Ltd.	62,253	1,006,649
Carborundum Universal Ltd.	47,564	952,421
Care Ratings Ltd.	100,493	1,280,996
Castrol India Ltd.	3,301,503	7,942,611
CCL Products India Ltd.	79,969	566,820
Ceat Ltd.	12,237	414,103
Century Textiles & Industries Ltd.	26,679	740,805
Cera Sanitaryware Ltd.	5,338	555,853
CESC Ltd.	3,094,806	6,034,663
Chambal Fertilisers & Chemicals Ltd.	515,616	3,133,733
Chennai Petroleum Corp. Ltd.	380,362	4,479,730
CIE Automotive India Ltd.	53,751	368,901
City Union Bank Ltd.	192,383	385,470
Clean Science & Technology Ltd.	14,291	245,177
CMS Info Systems Ltd.	152,335	901,633
Cochin Shipyard Ltd.(a)	102,857	2,732,348
Coforge Ltd.	119,772	7,840,640
Computer Age Management Services Ltd.	78,380	3,395,801
CRISIL Ltd.	42,943	2,189,649
Crompton Greaves Consumer Electricals Ltd.	606,869	2,949,651
Cyient Ltd.	199,004	4,383,995
DB Corp. Ltd.	152,147	578,026
DCM Shriram Ltd.	41,738	503,183
Deepak Fertilisers & Petrochemicals Corp. Ltd.	100,323	814,735
Dr. Lal PathLabs Ltd.(a)	14,058	468,788
EID Parry India Ltd.	139,866	1,281,039
EIH Ltd.	166,386	856,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
Elgi Equipments Ltd.	78,932	$680,062
Emami Ltd.	416,474	3,442,669
Endurance Technologies Ltd.(a)	23,221	745,787
Engineers India Ltd.	913,677	2,748,454
EPL Ltd.	310,366	737,137
Equitas Small Finance Bank Ltd.(a)	858,648	1,000,465
Exide Industries Ltd.	410,055	2,775,908
Finolex Cables Ltd.	51,538	963,794
Finolex Industries Ltd.	233,632	911,834
Firstsource Solutions Ltd.	646,114	1,626,840
Galaxy Surfactants Ltd.(c)	12,832	422,335
Garden Reach Shipbuilders & Engineers Ltd.	20,425	514,155
GHCL Ltd.	315,976	2,135,242
Glenmark Life Sciences Ltd.	150,699	1,570,559
Glenmark Pharmaceuticals Ltd.	52,272	771,347
Godawari Power & Ispat Ltd.	65,576	836,809
Godfrey Phillips India Ltd.	35,728	1,767,173
Godrej Agrovet Ltd.(a)	124,508	1,008,308
Graphite India Ltd.	113,911	766,897
Great Eastern Shipping Co. Ltd.	461,417	6,778,424
Grindwell Norton Ltd.	39,400	1,291,607
Gujarat Alkalies & Chemicals Ltd.	58,651	541,794
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	414,862	3,534,816
Gujarat Pipavav Port Ltd.	1,867,259	4,684,746
Gujarat State Petronet Ltd.	467,594	1,662,899
Happiest Minds Technologies Ltd.	35,503	347,973
HEG Ltd.	59,973	1,555,900
Hindustan Copper Ltd.	331,279	1,266,120
ICICI Securities Ltd.(a)	340,102	3,089,723
IndiaMart InterMesh Ltd.(a)	14,253	458,224
Indian Energy Exchange Ltd.(a)	340,023	736,175
Ingersoll Rand India Ltd.	20,158	1,105,798
Ipca Laboratories Ltd.	51,610	699,191
IRB Infrastructure Developers Ltd.	1,786,270	1,389,601
Jammu & Kashmir Bank Ltd.	190,082	260,729
Jamna Auto Industries Ltd.	541,356	801,184
JB Chemicals & Pharmaceuticals Ltd.	57,589	1,211,795
Jindal Saw Ltd.	145,924	951,711
JK Cement Ltd.	21,749	1,144,732
JK Lakshmi Cement Ltd.	37,912	401,887
JK Paper Ltd.	222,543	1,446,880
JK Tyre & Industries Ltd.	69,361	357,462
Jubilant Ingrevia Ltd.	70,612	439,359
Jyothy Labs Ltd.	189,546	981,059
Kajaria Ceramics Ltd.	65,492	1,105,952
Kalpataru Projects International Ltd.	100,103	1,411,376
Karnataka Bank Ltd.	494,821	1,329,215
Karur Vysya Bank Ltd.	857,368	2,125,543
KEC International Ltd.	50,378	535,815
Kirloskar Ferrous Industries Ltd.	65,933	543,831
Kirloskar Oil Engines Ltd.	72,892	1,217,890
KPIT Technologies Ltd.	83,152	1,630,133
KSB Ltd.	8,053	453,575
LA Opala RG Ltd.	63,236	243,578
Laurus Labs Ltd.(a)	179,966	916,259
Mahanagar Gas Ltd.(c)	181,106	3,468,244
Maharashtra Seamless Ltd.	47,684	375,010
Mastek Ltd.	14,987	489,954
Mindspace Business Parks REIT(a)	666,464	2,662,259
Mishra Dhatu Nigam Ltd.(a)	41,631	229,529
Multi Commodity Exchange of India Ltd.	22,035	1,036,884
Narayana Hrudayalaya Ltd.(c)	20,586	297,418
Natco Pharma Ltd.	133,940	1,874,236
National Aluminium Co. Ltd.	3,792,144	8,509,046
Nava Ltd.	200,219	1,791,676
Navin Fluorine International Ltd.	12,706	544,619
Navneet Education Ltd.	230,667	433,133
NBCC India Ltd.	830,118	1,562,528
NCC Ltd.	758,660	2,879,064
New India Assurance Co. Ltd.(a)	341,508	970,372
Nippon Life India Asset Management Ltd.(a)	798,448	6,170,707
NLC India Ltd.	871,503	2,509,866
NOCIL Ltd.	109,195	361,288
Oil India Ltd.	3,168,274	27,471,989
PCBL Ltd.	524,795	1,612,445
Polyplex Corp. Ltd.	67,812	815,452
Praj Industries Ltd.	107,904	942,878
Prestige Estates Projects Ltd.	40,507	919,365
Quess Corp. Ltd.(a)	170,868	1,233,446
Railtel Corp. of India Ltd.	106,259	593,177
Rallis India Ltd.	102,530	383,439
Ramco Cements Ltd.	27,443	275,277
Rashtriya Chemicals & Fertilizers Ltd.	420,469	974,132
Ratnamani Metals & Tubes Ltd.	20,807	900,437
RBL Bank Ltd.(a)	245,689	774,832
Redington Ltd.	2,589,323	6,651,894
Relaxo Footwears Ltd.	90,220	895,086
RITES Ltd.	276,396	2,292,044
Sharda Cropchem Ltd.	29,304	156,909
SJVN Ltd.	1,186,659	1,873,181
SKF India Ltd.	24,463	1,897,340
Sonata Software Ltd.	283,143	2,011,669
South Indian Bank Ltd.	1,649,602	532,937
Sula Vineyards Ltd.	55,352	330,735
Sumitomo Chemical India Ltd.	41,142	236,824
Sun TV Network Ltd.	314,887	2,840,450
Sundram Fasteners Ltd.	81,548	1,323,202
Supreme Petrochem Ltd.	105,185	965,160
Tamilnad Mercantile Bank Ltd.	264,183	1,493,143
Tanla Platforms Ltd.	25,557	288,586
Tata Chemicals Ltd.	387,930	5,131,771
Techno Electric & Engineering Co. Ltd.	45,996	856,790
Thyrocare Technologies Ltd.(a)	43,848	335,114
Transport Corp. of India Ltd.	33,924	367,789
Triveni Engineering & Industries Ltd.	90,832	431,408
TTK Prestige Ltd.	14,873	140,334
Ujjivan Small Finance Bank Ltd.(a)	1,570,141	848,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
Usha Martin Ltd.	198,055	$921,189
UTI Asset Management Co. Ltd.	212,164	2,545,586
V-Guard Industries Ltd.	75,953	392,665
Vaibhav Global Ltd.	57,738	213,676
Vardhman Textiles Ltd.	113,539	654,104
Vinati Organics Ltd.	10,681	243,100
VIP Industries Ltd.	74,155	431,346
VRL Logistics Ltd.	24,296	164,197
Welspun Corp. Ltd.	150,956	993,943
West Coast Paper Mills Ltd.	59,016	474,110
Whirlpool of India Ltd.	9,374	224,644
Zensar Technologies Ltd.	156,063	1,398,695
Total India		274,579,346
Indonesia - 2.6%
ABM Investama Tbk. PT	5,333,000	1,162,675
AKR Corporindo Tbk. PT	49,523,425	4,899,417
Aneka Tambang Tbk. PT	35,488,400	2,709,038
Aspirasi Hidup Indonesia Tbk. PT	26,900,300	1,404,565
Astra Agro Lestari Tbk. PT	942,800	310,908
Astra Otoparts Tbk. PT	4,973,800	575,594
Bank BTPN Syariah Tbk. PT	11,125,400	777,929
Bank CIMB Niaga Tbk. PT	19,749,900	2,122,737
Bank Tabungan Negara Persero Tbk. PT	17,042,400	1,316,558
Blue Bird Tbk. PT	2,999,600	272,025
Bukit Asam Tbk. PT	47,533,600	7,111,897
Ciputra Development Tbk. PT	13,166,000	908,555
Dharma Satya Nusantara Tbk. PT	22,202,400	840,640
Erajaya Swasembada Tbk. PT	25,412,300	586,617
ESSA Industries Indonesia Tbk. PT	59,251,800	2,786,192
Harum Energy Tbk. PT*	10,343,200	720,076
Impack Pratama Industri Tbk. PT	82,344,100	1,780,141
Indo Tambangraya Megah Tbk. PT	4,720,600	6,889,914
Indocement Tunggal Prakarsa Tbk. PT	3,102,500	1,373,626
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	40,858,170	1,933,745
Japfa Comfeed Indonesia Tbk. PT*	18,891,800	1,644,019
Jasa Marga Persero Tbk. PT	3,760,900	1,143,773
Mayora Indah Tbk. PT	8,426,500	1,209,299
Medco Energi Internasional Tbk. PT	10,380,800	846,313
Mitra Adiperkasa Tbk. PT	4,758,500	428,628
Mitra Keluarga Karyasehat Tbk. PT(c)	6,972,300	1,285,884
Pabrik Kertas Tjiwi Kimia Tbk. PT	325,300	172,831
Pakuwon Jati Tbk. PT	34,492,700	770,951
Perusahaan Gas Negara Tbk. PT	102,895,800	9,676,918
Prodia Widyahusada Tbk. PT	930,300	160,779
Selamat Sempurna Tbk. PT	13,788,900	1,566,251
Semen Indonesia Persero Tbk. PT	12,301,200	2,802,044
Summarecon Agung Tbk. PT	10,808,500	330,031
XL Axiata Tbk. PT	7,533,900	993,785
Total Indonesia		63,514,355
Malaysia - 4.8%
Alliance Bank Malaysia Bhd.	2,797,800	2,247,729
AMMB Holdings Bhd.	10,134,700	9,216,293
Astro Malaysia Holdings Bhd.	17,987,200	1,258,246
Bank Islam Malaysia Bhd.	5,516,800	2,911,888
Bermaz Auto Bhd.	7,090,500	3,772,582
British American Tobacco Malaysia Bhd.	984,600	1,732,312
Cahya Mata Sarawak Bhd.	2,084,000	614,046
Carlsberg Brewery Malaysia Bhd., Class B	396,500	1,571,712
CTOS Digital Bhd.	2,932,300	919,937
Dayang Enterprise Holdings Bhd.	1,118,700	623,674
Dialog Group Bhd.	7,615,700	3,858,298
Fraser & Neave Holdings Bhd.	472,100	3,180,358
Gamuda Bhd.	6,651,212	9,277,154
Gas Malaysia Bhd.	3,352,000	2,557,965
HAP Seng Consolidated Bhd.	3,882,200	3,596,230
Heineken Malaysia Bhd.	782,800	3,657,215
Hibiscus Petroleum Bhd.	1,528,760	755,063
IJM Corp. Bhd.	7,244,900	4,684,037
Inari Amertron Bhd.	8,793,475	6,896,843
KPJ Healthcare Bhd.	9,825,100	4,019,596
Malaysia Airports Holdings Bhd.	957,400	2,009,170
Malaysian Pacific Industries Bhd.	115,100	961,790
Malaysian Resources Corp. Bhd.	4,152,500	532,541
MBSB Bhd.	26,179,128	4,494,985
My EG Services Bhd.	8,514,143	1,840,896
QL Resources Bhd.	2,349,200	3,246,801
SP Setia Bhd. Group	3,125,200	914,208
Sunway Bhd.	5,203,200	3,981,675
TIME dotCom Bhd.	5,706,100	6,084,088
TSH Resources Bhd.	8,283,500	2,019,295
United Plantations Bhd.	827,200	4,296,004
VS Industry Bhd.	5,269,350	1,418,564
Yinson Holdings Bhd.	1,779,000	878,658
YTL Corp. Bhd.	20,026,600	14,645,844
Total Malaysia		114,675,697
Mexico - 3.5%
Banco del Bajio SA(a)(b)	5,791,194	17,580,552
Bolsa Mexicana de Valores SAB de CV(b)	4,823,553	8,172,250
Corp. Inmobiliaria Vesta SAB de CV(b)	3,350,801	10,029,222
GCC SAB de CV(b)	190,520	1,786,161
Genomma Lab Internacional SAB de CV, Class B(b)	2,145,099	2,018,930
Gentera SAB de CV(b)	6,255,115	7,758,388
La Comer SAB de CV(b)	332,331	648,105
Megacable Holdings SAB de CV, Series CPO(b)	2,315,283	5,821,920
Operadora De Sites Mexicanos SAB de CV(b)	3,194,471	2,880,798
Promotora y Operadora de Infraestructura SAB de CV(b)	1,346,961	12,468,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
Qualitas Controladora SAB de CV(b)	1,104,048	$11,226,747
Regional SAB de CV(b)	391,744	2,924,770
Total Mexico		83,316,007
Philippines - 0.3%
Century Pacific Food, Inc.	664,900	364,731
GT Capital Holdings, Inc.	70,970	750,762
Megaworld Corp.	31,147,000	930,015
Robinsons Land Corp.	3,161,026	803,619
Semirara Mining & Power Corp.	5,605,200	3,222,973
Wilcon Depot, Inc.	3,066,500	936,552
Total Philippines		7,008,652
Poland - 1.2%
Asseco Poland SA	248,034	4,939,024
Budimex SA	71,410	12,381,132
CD Projekt SA(b)	65,353	2,258,877
Eurocash SA	222,725	723,570
Orange Polska SA(b)	2,724,228	5,274,907
Warsaw Stock Exchange	191,848	2,314,556
Total Poland		27,892,066
Saudi Arabia - 3.3%
Al Hammadi Holding	199,927	2,406,095
Al Masane Al Kobra Mining Co.	43,303	736,414
Al Moammar Information Systems Co.	29,906	1,307,331
Al-Dawaa Medical Services Co.	70,538	1,645,185
Alamar Foods	34,004	722,390
Alandalus Property Co.	93,149	597,389
Alaseel Co.	646,391	806,352
Aldrees Petroleum & Transport Services Co.	70,042	2,247,856
AlKhorayef Water & Power Technologies Co.*	24,016	1,209,890
Almunajem Foods Co.	55,399	1,547,557
AlSaif Stores for Development & Investment Co.	569,855	1,426,308
Arabian Cement Co.	250,571	1,933,583
Arabian Centres Co.(a)	1,340,208	7,280,477
Arabian Contracting Services Co.*	26,467	1,591,576
Arriyadh Development Co.	185,164	1,062,141
Astra Industrial Group	95,756	4,242,096
Ataa Educational Co.	30,001	494,206
Bawan Co.	118,207	1,432,058
Catrion Catering Holding Co.	88,103	2,926,121
City Cement Co.	339,364	1,791,078
East Pipes Integrated Co. for Industry	14,389	617,504
Electrical Industries Co.	1,852,420	3,071,237
Leejam Sports Co. JSC	59,820	3,603,614
Maharah Human Resources Co.	632,271	1,016,258
Middle East Paper Co.	43,198	465,188
National Co. for Learning & Education	19,352	815,017
National Medical Care Co.	18,945	1,075,617
Northern Region Cement Co.	341,259	826,859
Qassim Cement Co.	129,942	1,963,885
Retal Urban Development Co.	323,738	956,130
Riyadh Cables Group Co.	74,003	1,968,627
Saudi Automotive Services Co.	48,529	680,410
Saudi Cement Co.	418,477	5,092,087
Saudi Chemical Co. Holding	476,539	1,432,818
Saudia Dairy & Foodstuff Co.	40,165	3,768,547
Southern Province Cement Co.	132,198	1,298,512
Sustained Infrastructure Holding Co.	130,591	1,326,239
Tanmiah Food Co.	23,253	758,654
Theeb Rent A Car Co.	72,558	1,313,223
United Electronics Co.	166,930	4,227,090
United International Transportation Co.	104,025	2,370,758
Yamama Cement Co.	278,536	2,450,071
Total Saudi Arabia		78,504,448
South Africa - 9.7%
AECI Ltd.	657,941	3,892,517
Afrimat Ltd.	372,254	1,443,147
AVI Ltd.	2,106,506	10,912,070
Barloworld Ltd.	795,169	3,649,242
Dis-Chem Pharmacies Ltd.(a)(b)	931,016	1,716,210
DRDGOLD Ltd.(b)	2,085,533	1,793,147
Foschini Group Ltd.	1,117,809	7,805,686
Grindrod Ltd.	3,062,258	2,522,254
Harmony Gold Mining Co. Ltd.	519,039	4,776,808
Hyprop Investments Ltd.	3,190,739	5,486,813
Investec Ltd.	1,608,745	11,654,151
JSE Ltd.	606,341	3,611,149
Life Healthcare Group Holdings Ltd.	3,491,331	2,456,933
Momentum Metropolitan Holdings	7,251,671	9,094,374
Motus Holdings Ltd.(b)	1,131,504	5,725,063
Mr. Price Group Ltd.	1,479,822	16,688,113
Netcare Ltd.	5,810,282	4,053,833
Northam Platinum Holdings Ltd.	1,987,105	13,853,147
Old Mutual Ltd.	32,237,258	21,874,021
Omnia Holdings Ltd.	942,405	3,416,089
OUTsurance Group Ltd.	3,671,823	9,334,394
PSG Financial Services Ltd.	2,591,049	2,460,503
Redefine Properties Ltd.	72,530,189	15,967,764
Resilient REIT Ltd.	3,150,666	8,085,444
Reunert Ltd.	797,879	3,069,169
Santam Ltd.	254,239	4,534,671
Sappi Ltd.	3,313,109	8,807,136
Super Group Ltd.	880,647	1,363,411
Thungela Resources Ltd.	1,683,798	10,277,992
Tiger Brands Ltd.(b)	997,262	10,866,661
Truworths International Ltd.	4,217,895	21,546,837
Total South Africa		232,738,749
South Korea - 11.5%
Aekyung Chemical Co. Ltd.	73,782	703,247
Aekyung Industrial Co. Ltd.	13,624	205,869
Ahnlab, Inc.	9,867	432,958
BGF retail Co. Ltd.	28,502	2,138,944
BH Co. Ltd.	28,375	498,856
BNK Financial Group, Inc.	2,837,778	17,461,663
Caregen Co. Ltd.	71,980	1,142,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
Cheil Worldwide, Inc.	625,246	$8,357,811
Chong Kun Dang Pharmaceutical Corp.	7,153	508,739
CJ Corp.	43,356	3,826,919
CJ Logistics Corp.	5,991	413,908
Classys, Inc.	9,377	346,060
Coway Co. Ltd.	161,123	7,514,781
Cuckoo Homesys Co. Ltd.	35,442	610,225
Daeduck Electronics Co. Ltd.	52,591	827,167
Daesang Corp.	84,796	1,734,114
Daishin Securities Co. Ltd.	239,827	2,958,418
DB HiTek Co. Ltd.	93,551	3,323,388
DGB Financial Group, Inc.	1,292,691	7,531,698
DN Automotive Corp.	10,743	621,244
DongKook Pharmaceutical Co. Ltd.	16,047	217,302
Dongsuh Cos., Inc.	219,582	3,062,822
Dongwon Systems Corp.	6,216	212,017
Doosan Bobcat, Inc.	247,186	9,212,235
Dreamtech Co. Ltd.	40,402	259,465
E-MART, Inc.	52,154	2,140,720
Ecopro HN Co. Ltd.	8,971	399,508
Eo Technics Co. Ltd.	6,642	901,845
Fila Holdings Corp.	82,471	2,402,533
GOLFZON Co. Ltd.	17,002	953,545
Green Cross Corp.	9,265	769,335
GS Holdings Corp.	453,666	15,457,272
GS Retail Co. Ltd.	75,667	1,146,137
HAESUNG DS Co. Ltd.	17,853	592,074
Hanil Cement Co. Ltd.	124,550	1,212,474
Hanjin Kal Corp.	17,124	803,640
Hankook & Co. Co. Ltd.	148,265	1,638,293
Hanmi Science Co. Ltd.	21,489	484,732
Hanmi Semiconductor Co. Ltd.	19,208	2,404,314
Hansae Co. Ltd.	36,233	530,400
Hansol Chemical Co. Ltd.	16,217	2,152,449
Hanwha Corp.	156,880	3,060,100
Hanwha Systems Co. Ltd.	123,303	1,689,426
Harim Holdings Co. Ltd.	66,278	285,527
HD Hyundai Construction Equipment Co. Ltd.	30,759	1,229,019
HD Hyundai Electric Co. Ltd.	14,801	3,333,316
HD Hyundai Infracore Co. Ltd.	301,711	1,674,589
Hite Jinro Co. Ltd.	149,253	2,304,124
HK inno N Corp.	9,135	248,865
HL Mando Co. Ltd.	34,569	1,102,491
Hotel Shilla Co. Ltd.	11,512	448,270
Hyosung Advanced Materials Corp.	9,832	2,699,961
Hyundai Autoever Corp.	4,374	522,401
Hyundai Department Store Co. Ltd.	27,920	987,798
Hyundai Elevator Co. Ltd.	25,206	810,291
Hyundai Marine & Fire Insurance Co. Ltd.	329,261	8,252,455
Hyundai Steel Co.	260,776	5,503,482
Innocean Worldwide, Inc.	134,412	2,094,542
Innox Advanced Materials Co. Ltd.	19,528	580,946
ISC Co. Ltd.	2,742	130,477
JB Financial Group Co. Ltd.	1,240,573	13,194,325
Jusung Engineering Co. Ltd.	24,468	663,916
JW Pharmaceutical Corp.	16,791	368,999
JYP Entertainment Corp.	14,542	605,344
K Car Co. Ltd.	73,180	715,053
Kangwon Land, Inc.	280,910	2,832,569
KCC Glass Corp.	48,599	1,414,014
KEPCO Engineering & Construction Co., Inc.	5,785	288,304
KEPCO Plant Service & Engineering Co. Ltd.	80,197	2,211,025
KG Chemical Corp.	54,980	195,316
KG Dongbusteel	66,043	304,186
KIWOOM Securities Co. Ltd.	41,373	3,784,134
Koh Young Technology, Inc.	51,462	472,561
Kolmar Korea Co. Ltd.	16,096	832,572
Kolon Industries, Inc.	48,525	1,351,932
KoMiCo Ltd.	12,962	756,156
Korea Aerospace Industries Ltd.	33,609	1,294,062
Korea Electric Terminal Co. Ltd.	8,917	445,040
Korea Investment Holdings Co. Ltd.	172,100	8,751,907
Korean Reinsurance Co.	729,948	4,231,736
Kumho Petrochemical Co. Ltd.	66,564	7,084,363
Kyung Dong Navien Co. Ltd.	6,748	250,017
LEENO Industrial, Inc.	18,481	3,155,129
LIG Nex1 Co. Ltd.	19,914	3,182,768
Lotte Chilsung Beverage Co. Ltd.	9,377	904,661
Lotte Corp.	220,333	4,033,703
LOTTE Fine Chemical Co. Ltd.	80,759	2,610,807
Lotte Rental Co. Ltd.	42,319	960,747
Lotte Shopping Co. Ltd.	51,085	2,356,627
LS Corp.	27,847	2,911,139
LS Electric Co. Ltd.	17,931	2,872,347
LX Semicon Co. Ltd.	56,817	3,355,773
Mcnex Co. Ltd.	23,487	388,180
Medytox, Inc.	1,957	215,391
MegaStudyEdu Co. Ltd.	29,137	1,191,728
Mirae Asset Securities Co. Ltd.	783,469	4,166,359
NH Investment & Securities Co. Ltd.	857,893	7,908,945
NHN KCP Corp.	58,621	396,059
NICE Information Service Co. Ltd.	125,461	1,033,584
NongShim Co. Ltd.	5,754	2,044,102
Pan Ocean Co. Ltd.	741,426	2,308,035
Partron Co. Ltd.	95,572	538,092
PharmaResearch Co. Ltd.	4,573	494,342
Poongsan Corp.	46,792	2,151,786
PSK, Inc.	43,182	1,143,468
S-1 Corp.	75,206	3,168,869
Samsung Securities Co. Ltd.	279,848	8,091,500
Samyang Foods Co. Ltd.	3,410	1,657,312
SeAH Besteel Holdings Corp.	65,434	986,382
SFA Engineering Corp.	24,243	474,645
SGC Energy Co. Ltd.	37,729	689,346
Shinsegae International, Inc.	40,491	468,007
Shinsegae, Inc.	14,055	1,602,056
SIMMTECH Co. Ltd.	24,631	644,182
SK D&D Co. Ltd.	25,603	204,601
SK Discovery Co. Ltd.	33,561	925,274
SK Networks Co. Ltd.	228,261	798,457
SL Corp.	28,467	922,360
SM Entertainment Co. Ltd.	11,198	654,064
SNT Motiv Co. Ltd.	26,990	977,444
Soop Co. Ltd.	7,289	695,275
Soulbrain Co. Ltd.	2,992	631,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
ST Pharm Co. Ltd.	5,617	$348,895
Sungwoo Hitech Co. Ltd.	45,548	297,807
TKG Huchems Co. Ltd.	119,953	1,735,898
Tokai Carbon Korea Co. Ltd.	7,902	769,247
Unid Co. Ltd.	14,053	1,036,236
Youngone Corp.	66,360	1,680,092
Total South Korea		276,900,473
Taiwan - 29.1%
Acer, Inc.(b)	8,009,000	11,566,101
Advanced Power Electronics Corp.(b)	232,000	612,154
Advancetek Enterprise Co. Ltd.(b)	1,151,000	2,199,713
Alexander Marine Co. Ltd.(b)	46,000	567,884
Allied Supreme Corp.	170,000	2,227,086
Allis Electric Co. Ltd.(b)	229,000	1,051,770
Alltek Technology Corp.(b)	1,151,240	1,291,714
AMPOC Far-East Co. Ltd.(b)	556,000	1,629,875
AP Memory Technology Corp.(b)	207,000	2,466,147
Apacer Technology, Inc.	416,000	860,429
Arcadyan Technology Corp.(b)	691,681	3,453,981
Asia Optical Co., Inc.	516,000	1,107,026
ASMedia Technology, Inc.(b)	36,000	2,485,705
ASROCK, Inc.(b)	150,000	1,058,829
Auden Techno Corp.(b)	75,247	289,933
Bafang Yunji International Co. Ltd.(b)	139,000	696,253
BenQ Materials Corp.(b)	692,000	701,780
BES Engineering Corp.(b)	4,699,000	2,143,711
Capital Futures Corp.(b)	692,000	1,247,846
Capital Securities Corp.(b)	4,362,340	3,375,144
Cathay Real Estate Development Co. Ltd.(b)	1,728,000	1,608,606
Chang Wah Electromaterials, Inc.(b)	1,740,000	2,432,347
Charoen Pokphand Enterprise(b)	691,100	2,247,462
CHC Healthcare Group(b)	229,000	379,061
Chenbro Micom Co. Ltd.(b)	60,000	556,694
Cheng Loong Corp.	2,532,000	2,228,276
Cheng Uei Precision Industry Co. Ltd.	1,151,000	2,802,861
Chicony Electronics Co. Ltd.(b)	4,318,652	22,763,728
Chicony Power Technology Co. Ltd.(b)	799,625	3,364,481
Chin-Poon Industrial Co. Ltd.	499,000	753,695
China Bills Finance Corp.(b)	2,598,000	1,249,289
China Chemical & Pharmaceutical Co. Ltd.	546,000	383,731
China Metal Products(b)	535,000	773,438
China Steel Chemical Corp.(b)	665,726	2,226,508
ChipMOS Technologies, Inc.	2,072,000	2,739,972
Chong Hong Construction Co. Ltd.(b)	943,000	3,182,914
Chroma ATE, Inc.(b)	1,153,132	11,303,299
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	834,000	4,833,069
Cleanaway Co. Ltd.(b)	354,161	1,981,420
Compeq Manufacturing Co. Ltd.(b)	3,456,000	8,671,560
Continental Holdings Corp.(b)	2,544,000	2,874,022
Coremax Corp.(b)	231,000	492,739
CTCI Corp.(b)	1,693,190	2,766,181
Cub Elecparts, Inc.	86,000	314,135
Cyberlink Corp.	143,000	471,649
CyberPower Systems, Inc.(b)	109,000	987,809
DA CIN Construction Co. Ltd.	1,611,000	2,751,087
Da-Li Development Co. Ltd.(b)	692,000	1,264,911
Darfon Electronics Corp.	809,000	1,718,173
Daxin Materials Corp.(b)	117,000	531,958
Delpha Construction Co. Ltd.(b)	692,000	1,030,273
Depo Auto Parts Ind Co. Ltd.(b)	315,000	2,315,784
Dynamic Holding Co. Ltd.(b)	229,000	446,826
Elan Microelectronics Corp.	258,409	1,226,669
Elitegroup Computer Systems Co. Ltd.(b)	599,000	609,312
Ennoconn Corp.(b)	237,243	2,453,494
Episil-Precision, Inc.(b)	229,000	452,473
Eternal Materials Co. Ltd.	2,325,319	2,214,828
Evergreen Aviation Technologies Corp.(b)	255,000	884,284
Evergreen International Storage & Transport Corp.(b)	2,390,000	2,339,056
Everlight Chemical Industrial Corp.(b)	541,000	320,182
Everlight Electronics Co. Ltd.	1,534,165	3,612,971
Far Eastern Department Stores Ltd.	4,047,841	4,242,301
Far Eastern International Bank(b)	12,205,017	6,245,188
Faraday Technology Corp.(b)	229,582	2,377,805
Farglory F T Z Investment Holding Co. Ltd.(b)	229,620	413,354
Farglory Land Development Co. Ltd.(b)	1,234,640	3,063,623
Feng Hsin Steel Co. Ltd.	994,950	2,364,584
Fitipower Integrated Technology, Inc.(b)	229,000	1,916,480
FLEXium Interconnect, Inc.(b)	1,613,028	4,509,706
Flytech Technology Co. Ltd.	745,000	2,177,026
Formosa Advanced Technologies Co. Ltd.(b)	973,000	1,163,707
Formosa International Hotels Corp.(b)	231,000	1,491,747
Formosa Sumco Technology Corp.(b)	229,000	1,228,242
Formosan Union Chemical(b)	1,611,000	1,166,977
Fortune Electric Co. Ltd.(b)	197,000	5,738,483
Foxsemicon Integrated Technology, Inc.(b)	582,197	5,536,359
Fu Hua Innovation Co. Ltd.(b)	2,749,476	2,936,650
Fusheng Precision Co. Ltd.	1,048,000	9,174,422
G Shank Enterprise Co. Ltd.(b)	692,103	2,357,394
Gemtek Technology Corp.(b)	1,611,000	1,827,437
Genius Electronic Optical Co. Ltd.(b)	229,280	4,678,679
Getac Holdings Corp.(b)	1,874,292	6,586,295
Giant Manufacturing Co. Ltd.(b)	902,051	5,894,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
Global Brands Manufacture Ltd.(b)	1,185,400	$2,714,894
Global Mixed Mode Technology, Inc.(b)	306,000	2,881,587
Global PMX Co. Ltd.(b)	229,000	783,533
Goldsun Building Materials Co. Ltd.(b)	4,820,000	6,403,588
Grape King Bio Ltd.	518,988	2,455,640
Great Wall Enterprise Co. Ltd.(b)	2,131,259	3,757,780
Greatek Electronics, Inc.	1,481,000	2,871,473
Highwealth Construction Corp.(b)	1,697,316	2,725,835
Hitron Technology, Inc.	326,000	303,475
Hiwin Technologies Corp.(b)	504,000	3,309,095
Holtek Semiconductor, Inc.(b)	691,773	1,279,422
Holy Stone Enterprise Co. Ltd.	447,900	1,296,420
Hong TAI Electric Industrial(b)	692,000	826,565
Hota Industrial Manufacturing Co. Ltd.(b)	344,146	586,634
Hsin Kuang Steel Co. Ltd.(b)	371,000	731,902
Huaku Development Co. Ltd.(b)	1,488,425	6,262,658
Ichia Technologies, Inc.(b)	691,000	751,886
Iron Force Industrial Co. Ltd.	229,000	794,122
ITE Technology, Inc.(b)	544,000	2,859,054
ITEQ Corp.(b)	456,000	1,630,504
J&V Energy Technology Co. Ltd.(b)	147,000	1,046,715
Jentech Precision Industrial Co. Ltd.(b)	165,094	6,106,771
Jess-Link Products Co. Ltd.(b)	329,000	1,957,277
Jih Lin Technology Co. Ltd.(b)	229,000	485,650
Kindom Development Co. Ltd.	1,350,200	2,272,426
King Slide Works Co. Ltd.(b)	156,004	5,962,886
King Yuan Electronics Co. Ltd.(b)	4,873,000	17,874,852
King's Town Bank Co. Ltd.(b)	2,577,000	4,837,609
Kinik Co.	231,495	2,340,532
Kinpo Electronics	1,445,000	797,297
KMC Kuei Meng International, Inc.(b)	229,000	988,240
KS Terminals, Inc.(b)	229,000	534,356
Kung Long Batteries Industrial Co. Ltd.	477,000	2,102,585
L&K Engineering Co. Ltd.(b)	545,981	4,047,545
Lelon Electronics Corp.(b)	633,000	1,687,792
Lian Hwa Food Corp.	231,802	800,266
Lien Hwa Industrial Holdings Corp.(b)	1,680,517	3,538,040
Lintes Technology Co. Ltd.(b)	69,406	412,908
Lotes Co. Ltd.(b)	191,390	9,616,254
Lotus Pharmaceutical Co. Ltd.(b)	143,000	1,364,256
Machvision, Inc.(b)	159,000	1,931,045
Macronix International Co. Ltd.(b)	6,642,000	5,333,419
Makalot Industrial Co. Ltd.(b)	871,881	11,314,579
Marketech International Corp.(b)	229,000	1,196,477
Merida Industry Co. Ltd.(b)	596,043	3,977,723
Merry Electronics Co. Ltd.(b)	1,035,000	4,402,694
METAAGE Corp.(b)	231,000	466,393
MSSCORPS Co. Ltd.(b)	111,000	496,124
Nak Sealing Technologies Corp.(b)	229,000	903,534
Namchow Holdings Co. Ltd.	229,000	414,355
Nan Pao Resins Chemical Co. Ltd.(b)	229,000	2,414,130
Nichidenbo Corp.(b)	1,512,000	2,959,543
Nien Made Enterprise Co. Ltd.(b)	424,000	5,097,175
Nuvoton Technology Corp.(b)	691,872	2,729,825
O-Bank Co. Ltd.	3,451,000	1,116,949
Orient Semiconductor Electronics Ltd.(b)	493,000	895,079
Oriental Union Chemical Corp.(b)	574,000	304,326
Pan German Universal Motors Ltd.(b)	109,000	997,889
Pan Jit International, Inc.(b)	882,000	1,533,369
Pan-International Industrial Corp.(b)	1,529,000	1,887,596
Panion & BF Biotech, Inc.(b)	113,000	357,027
Pegavision Corp.	79,000	1,166,438
Phoenix Silicon International Corp.(b)	254,000	692,909
Posiflex Technology, Inc.(b)	330,000	1,775,041
Pou Chen Corp.(b)	7,223,000	7,792,642
Powertech Technology, Inc.(b)	3,258,000	18,880,261
President Securities Corp.	1,599,520	1,452,025
Primax Electronics Ltd.(b)	2,508,000	7,282,450
Promate Electronic Co. Ltd.(b)	1,154,000	3,379,314
Qisda Corp.(b)	7,131,000	8,440,744
Run Long Construction Co. Ltd.(b)	190,000	658,878
Sampo Corp.	858,000	763,013
San Fu Chemical Co. Ltd.(b)	191,000	824,253
Sanyang Motor Co. Ltd.(b)	1,361,000	3,310,047
Scientech Corp.(b)	80,000	871,723
ScinoPharm Taiwan Ltd.(b)	229,000	204,707
SDI Corp.(b)	236,000	1,014,811
Sercomm Corp.(b)	830,488	3,020,748
Sesoda Corp.(b)	1,231,000	1,278,754
ShenMao Technology, Inc.(b)	229,000	572,474
Shih Wei Navigation Co. Ltd.(b)	1,463,000	953,792
Shihlin Electric & Engineering Corp.(b)	283,000	2,586,486
Shin Zu Shing Co. Ltd.(b)	746,000	5,633,833
Shinkong Insurance Co. Ltd.(b)	838,000	2,484,953
Shiny Chemical Industrial Co. Ltd.	230,637	1,066,398
Sigurd Microelectronics Corp.(b)	2,993,000	7,085,443
Sinbon Electronics Co. Ltd.(b)	567,120	5,104,543
Sincere Navigation Corp.(b)	297,000	280,141
Sinon Corp.	2,547,000	3,454,464
Sitronix Technology Corp.(b)	603,000	4,804,818
Sonix Technology Co. Ltd.	273,000	432,539
Standard Chemical & Pharmaceutical Co. Ltd.(b)	262,000	599,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
Standard Foods Corp.	999,896	$1,317,620
Stark Technology, Inc.(b)	530,000	1,927,778
Sunonwealth Electric Machine Industry Co. Ltd.(b)	420,000	1,488,834
Sunrex Technology Corp.(b)	694,000	1,285,680
Supreme Electronics Co. Ltd.(b)	2,280,868	5,751,121
Swancor Holding Co. Ltd.(b)	390,000	1,658,986
Symtek Automation Asia Co. Ltd.(b)	133,000	481,713
Synnex Technology International Corp.(b)	6,642,600	14,967,682
Systex Corp.(b)	664,000	2,548,218
TA Chen Stainless Pipe(b)	6,955,800	7,697,339
Ta Ya Electric Wire & Cable(b)	690,597	1,187,840
Taichung Commercial Bank Co. Ltd.(b)	7,104,180	4,007,413
Taisun Enterprise Co. Ltd.(b)	392,000	267,041
Taiwan Business Bank	4,467,588	2,506,361
Taiwan Cogeneration Corp.(b)	635,223	937,909
Taiwan Fertilizer Co. Ltd.(b)	2,991,000	5,928,249
Taiwan Hon Chuan Enterprise Co. Ltd.	803,692	4,248,668
Taiwan Mask Corp.(b)	436,000	1,022,752
Taiwan Navigation Co. Ltd.	1,283,000	1,504,806
Taiwan Paiho Ltd.	692,000	1,363,032
Taiwan PCB Techvest Co. Ltd.(b)	952,302	1,153,629
Taiwan Secom Co. Ltd.(b)	771,000	3,125,210
Taiwan Surface Mounting Technology Corp.(b)	1,292,000	4,779,064
Taiwan-Asia Semiconductor Corp.(b)	406,000	523,746
Test Research, Inc.(b)	1,152,115	6,090,585
Thinking Electronic Industrial Co. Ltd.(b)	229,000	1,256,477
Thye Ming Industrial Co. Ltd.(b)	691,000	1,652,871
Ton Yi Industrial Corp.	3,450,000	1,627,083
Tong Hsing Electronic Industries Ltd.(b)	447,214	2,067,787
Tong Yang Industry Co. Ltd.(b)	1,503,685	5,005,871
Topco Scientific Co. Ltd.(b)	691,776	5,864,044
Topkey Corp.(b)	422,000	2,608,110
Transcend Information, Inc.	1,129,479	4,003,825
Tripod Technology Corp.(b)	1,623,928	10,937,480
TSRC Corp.	1,654,000	1,218,519
Tung Ho Steel Enterprise Corp.	1,773,722	3,805,343
TXC Corp.(b)	2,071,549	7,343,314
TYC Brother Industrial Co. Ltd.(b)	692,000	1,527,278
U-Ming Marine Transport Corp.(b)	1,644,420	2,828,434
Union Bank of Taiwan(b)	1,516,050	764,065
Unitech Printed Circuit Board Corp.(b)	880,000	1,000,940
United Integrated Services Co. Ltd.(b)	1,151,000	12,985,404
United Renewable Energy Co. Ltd.(b)	692,000	291,164
Universal Cement Corp.(b)	2,071,790	2,276,692
USI Corp.(b)	1,705,000	804,109
VIA Labs, Inc.(b)	90,000	549,296
Visco Vision, Inc.(b)	112,000	970,115
VisEra Technologies Co. Ltd.(b)	78,000	836,706
Visual Photonics Epitaxy Co. Ltd.(b)	231,750	1,178,699
Vivotek, Inc.(b)	102,000	440,177
Wah Lee Industrial Corp.	691,580	3,027,121
Walsin Technology Corp.(b)	540,000	1,964,151
Weikeng Industrial Co. Ltd.(b)	2,906,431	3,292,429
Weltrend Semiconductor(b)	229,000	436,943
Winmate, Inc.	214,000	1,009,263
WinWay Technology Co. Ltd.(b)	66,000	2,136,153
Wistron NeWeb Corp.(b)	767,587	3,809,365
Wowprime Corp.(b)	130,000	959,728
WPG Holdings Ltd.(b)	6,624,058	18,335,786
WT Microelectronics Co. Ltd.(b)	1,106,190	4,228,151
Yankey Engineering Co. Ltd.(b)	234,000	3,180,926
YC INOX Co. Ltd.(b)	1,181,793	921,639
Yem Chio Co. Ltd.(b)	2,992,000	1,890,665
YFY, Inc.	2,533,000	2,400,929
Yulon Motor Co. Ltd.(b)	521,496	1,073,808
Zenitron Corp.	1,611,000	1,762,881
Zero One Technology Co. Ltd.(b)	745,000	2,177,026
Zippy Technology Corp.	938,000	1,928,536
Zyxel Group Corp.(b)	691,000	849,865
Total Taiwan		696,283,432
Thailand - 5.4%
Amata Corp. PCL, NVDR(b)	3,795,900	2,317,001
Bangchak Corp. PCL, NVDR	2,706,100	2,765,277
Bangkok Chain Hospital PCL, NVDR(b)	5,656,300	2,635,676
Banpu PCL, NVDR(b)	39,742,400	5,328,227
Banpu Power PCL, NVDR(b)	5,771,727	1,903,070
BCPG PCL, NVDR(b)	9,535,512	1,636,998
BTS Group Holdings PCL, NVDR	18,498,900	2,258,330
Chularat Hospital PCL, NVDR(b)	31,816,700	2,254,198
Com7 PCL, NVDR(b)	3,486,900	1,767,323
Eastern Polymer Group PCL, NVDR(b)	7,227,000	1,014,212
Electricity Generating PCL, NVDR(b)	612,500	1,727,468
Gunkul Engineering PCL, NVDR(b)	35,159,600	2,433,555
Ichitan Group PCL, NVDR	6,264,500	2,970,292
KCE Electronics PCL, NVDR(b)	2,269,100	2,596,967
Kiatnakin Phatra Bank PCL, NVDR(b)	2,847,900	3,608,620
Land & Houses PCL, NVDR	13,594,400	2,185,625
Mega Lifesciences PCL, NVDR(b)	2,303,400	2,400,846
MK Restaurants Group PCL, NVDR(b)	2,711,700	2,235,273
Northeast Rubber PCL, NVDR(b)	22,569,575	3,290,339
Origin Property PCL, NVDR(b)	11,878,000	1,488,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

Investments	Shares	Value
Osotspa PCL, NVDR	7,275,300	$4,559,763
Precious Shipping PCL, NVDR(b)	8,902,700	2,377,450
Prima Marine PCL, NVDR(b)	12,958,500	3,036,804
PTG Energy PCL, NVDR(b)	7,367,600	1,656,317
Quality Houses PCL, NVDR	64,783,500	3,230,569
Ratch Group PCL, NVDR(b)	4,401,500	3,178,411
Sansiri PCL, NVDR(b)	109,692,200	4,991,783
Somboon Advance Technology PCL, NVDR(b)	5,407,300	1,827,114
Supalai PCL, NVDR	10,163,600	4,985,212
Thai Oil PCL, NVDR(b)	5,347,100	7,722,496
Thai Union Group PCL, NVDR(b)	14,657,300	5,951,189
Thai Vegetable Oil PCL, NVDR(b)	4,019,055	2,354,648
Thanachart Capital PCL, NVDR(b)	5,420,000	6,683,153
Tisco Financial Group PCL, NVDR(b)	6,049,800	15,743,740
TQM Alpha PCL, NVDR(b)	2,372,000	1,777,505
TTW PCL, NVDR	15,366,700	3,705,846
WHA Corp. PCL, NVDR(b)	45,638,100	6,019,168
Total Thailand		128,619,362
Turkey - 1.2%
AG Anadolu Grubu Holding AS	37,560	416,748
Aksa Akrilik Kimya Sanayii AS(b)	246,817	969,696
Aksa Enerji Uretim AS	363,510	488,546
Alarko Holding AS	131,287	430,502
Alkim Alkali Kimya AS*	41,986	43,903
Anadolu Efes Biracilik ve Malt Sanayii AS	343,049	2,585,673
Aselsan Elektronik Sanayi ve Ticaret AS	1	1
Aygaz AS	51,122	280,688
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	183,052	628,162
Cimsa Cimento Sanayi ve Ticaret AS	464,714	441,417
Coca-Cola Icecek AS	45,553	1,147,735
Dogus Otomotiv Servis ve Ticaret AS	361,008	2,907,137
EGE Endustri ve Ticaret AS	1,056	406,185
Enerjisa Enerji AS(a)	1,478,005	3,058,936
Galata Wind Enerji AS	330,538	316,589
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	117,182	239,486
Is Yatirim Menkul Degerler AS	908,040	1,083,549
Kimteks Poliuretan Sanayi ve Ticaret AS	105,141	183,287
Koza Altin Isletmeleri AS(b)	1,272,079	827,267
Logo Yazilim Sanayi ve Ticaret AS	81,862	255,448
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)	756,807	2,931,795
Migros Ticaret AS	76,234	1,232,450
Nuh Cimento Sanayi AS	313,817	2,364,384
Selcuk Ecza Deposu Ticaret ve Sanayi AS	22,694	30,943
Sok Marketler Ticaret AS	342,500	658,704
Turk Traktor ve Ziraat Makineleri AS(b)	83,347	2,372,009
Turkiye Petrol Rafinerileri AS‡	0	2
Turkiye Sise ve Cam Fabrikalari AS‡	0	1
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	2,541,763
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	343,982	368,708
Total Turkey		29,211,714
TOTAL COMMON STOCKS (Cost: $1,907,759,147)		2,388,869,673
RIGHTS - 0.0%
Chile - 0.0%
Plaza SA, expiring 7/27/24*† (Cost: $0)	72,650	0
EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree Emerging Markets High Dividend Fund(b)(d) (Cost: $1,496,814)	36,317	1,572,889
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(e) (Cost: $29,039,549)	29,039,549	29,039,549
TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $1,938,295,510)		2,419,482,111
Other Assets less Liabilities - (1.0)%		(24,767,458)
NET ASSETS - 100.0%		$2,394,714,653

*	Non-income producing security.
‡	Share amount represents a fractional share.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $434,258,873 and the total market value of the collateral held by the Fund was $463,443,980. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $434,404,431.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2024

(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$6,455,912	$10,809,622	$15,696,413	$(50,254)	$54,022	$1,572,889	$230,265

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$2,388,869,673	$—	$—		$2,388,869,673
Rights	—	—	0	*	0
Exchange-Traded Fund	1,572,889	—	—		1,572,889
Investment of Cash Collateral for Securities Loaned	—	29,039,549	—		29,039,549
Total Investments in Securities	$2,390,442,562	$29,039,549	$0		$2,419,482,111

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.3%
Austria - 0.4%
ANDRITZ AG	112,334	$6,964,794
Belgium - 3.4%
Anheuser-Busch InBev SA	542,664	31,476,214
Azelis Group NV(a)	92,858	1,667,965
Barco NV	65,503	727,302
Bekaert SA	78,965	3,307,371
Fagron	23,102	451,119
Melexis NV(a)	44,988	3,876,559
Solvay SA(a)	143,338	5,049,574
UCB SA(a)	82,049	12,196,731
Total Belgium		58,752,835
China - 0.5%
Prosus NV	227,140	8,096,728
Finland - 4.3%
Cargotec OYJ, Class B	44,232	3,553,055
Huhtamaki OYJ	70,946	2,848,324
Kemira OYJ	205,272	5,007,208
Kone OYJ, Class B	428,048	21,144,278
Konecranes OYJ	106,869	6,064,729
Metso OYJ(a)	663,981	7,033,671
Nokia OYJ(a)	3,933,061	15,000,003
Valmet OYJ(a)	256,279	7,330,866
Wartsila OYJ Abp(a)	342,991	6,616,814
Total Finland		74,598,948
France - 23.7%
Accor SA(a)	52,855	2,169,594
Air Liquide SA(a)	148,217	25,619,593
Airbus SE(a)	104,587	14,376,813
Arkema SA	27,414	2,384,266
BioMerieux(a)	10,344	983,899
Bureau Veritas SA(a)	225,258	6,243,131
Cie Generale des Etablissements Michelin SCA(a)	401,449	15,536,442
Danone SA(a)	333,072	20,375,852
Dassault Aviation SA	11,864	2,156,506
Dassault Systemes SE(a)	67,088	2,538,126
Eramet SA(a)	14,567	1,469,888
EssilorLuxottica SA(a)	80,318	17,319,468
Gaztransport & Technigaz SA	10,072	1,315,870
Hermes International SCA(a)	9,819	22,520,328
Imerys SA(a)	47,823	1,721,120
Interparfums SA	25,033	1,024,873
Ipsen SA	8,111	995,345
IPSOS SA(a)	11,632	734,283
Kering SA(a)	37,976	13,777,219
L'Oreal SA(a)	113,298	49,791,218
Lectra(a)	5,441	160,655
Legrand SA(a)	85,243	8,463,519
LVMH Moet Hennessy Louis Vuitton SE(a)	67,874	51,910,113
Neoen SA(a)(b)	8,439	340,616
Nexans SA	12,677	1,398,059
Opmobility	47,062	457,731
Pernod Ricard SA	67,533	9,170,359
Publicis Groupe SA(a)	142,396	15,166,678
Remy Cointreau SA(a)	7,889	658,648
Rubis SCA(a)	133,267	3,750,689
Safran SA(a)	54,898	11,614,415
Sanofi SA(a)	492,774	47,500,082
Schneider Electric SE(a)	175,349	42,152,783
SCOR SE	82,918	2,102,603
SEB SA	12,063	1,235,967
Societe BIC SA	16,916	997,135
Sodexo SA	29,045	2,614,835
Technip Energies NV	41,525	931,923
Teleperformance SE(a)	19,107	2,013,800
Valeo SE(a)	57,485	612,276
Vicat SACA	24,715	888,683
Total France		407,195,403
Germany - 24.5%
AIXTRON SE	9,855	193,656
Bayer AG, Registered Shares	524,687	14,834,359
Bayerische Motoren Werke AG	506,945	48,018,493
Beiersdorf AG	19,517	2,856,265
Brenntag SE	40,528	2,734,724
Continental AG	41,040	2,326,787
Daimler Truck Holding AG	331,586	13,209,380
Deutsche Telekom AG, Registered Shares	2,312,492	58,193,170
Duerr AG	20,781	440,987
Elmos Semiconductor SE	1,608	131,149
Evonik Industries AG	291,749	5,956,595
Fresenius Medical Care AG	94,429	3,619,067
GEA Group AG	48,160	2,007,843
Hannover Rueck SE	47,484	12,045,900
Heidelberg Materials AG	100,675	10,446,731
Henkel AG & Co. KGaA	72,290	5,690,674
HochTief AG	44,285	5,040,514
Hugo Boss AG	15,198	680,369
Infineon Technologies AG	137,658	5,061,189
Jenoptik AG	6,021	174,360
K & S AG, Registered Shares	109,524	1,476,084
Knorr-Bremse AG	38,211	2,919,925
Krones AG	5,920	743,606
Lanxess AG	39,691	977,543
Mercedes-Benz Group AG	799,908	55,355,976
Merck KGaA	18,223	3,022,346
MTU Aero Engines AG	8,858	2,267,064
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	57,424	28,741,141
Puma SE	18,974	871,778
SAP SE	179,698	36,499,925
Siemens AG, Registered Shares	373,288	69,500,437
Siemens Healthineers AG(b)	213,445	12,307,276
Siltronic AG	10,562	819,556
Stabilus SE	9,302	426,193
Symrise AG	13,608	1,666,995
Talanx AG	115,650	9,240,319
Total Germany		420,498,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2024

Investments	Shares	Value
Ireland - 0.5%
Glanbia PLC(a)	191,886	$3,742,901
Kerry Group PLC, Class A	56,536	4,583,822
Total Ireland		8,326,723
Italy - 3.1%
Brembo NV(a)	278,420	3,059,760
Brunello Cucinelli SpA(a)	16,756	1,679,096
Carel Industries SpA(a)(b)	18,993	352,155
Davide Campari-Milano NV(a)	150,038	1,418,928
DiaSorin SpA(a)	15,594	1,555,300
Ferrari NV	36,810	15,019,047
Intercos SpA(a)	38,633	626,871
Leonardo SpA	188,606	4,382,364
Maire SpA	306,117	2,539,347
Moncler SpA	123,807	7,571,304
Piaggio & C SpA	916,667	2,727,249
Prysmian SpA(a)	155,593	9,641,882
Reply SpA	9,125	1,347,646
Salvatore Ferragamo SpA(a)	78,843	667,973
Webuild SpA(a)	781,218	1,714,731
Total Italy		54,303,653
Netherlands - 17.8%
Aegon Ltd.(a)	2,494,222	15,418,923
Akzo Nobel NV	117,521	7,151,622
Arcadis NV	38,048	2,412,017
ASM International NV	6,964	5,312,641
ASML Holding NV	92,635	95,727,324
BE Semiconductor Industries NV(a)	77,147	12,910,847
Corbion NV	41,067	824,374
Ferrovial SE(a)	402,501	15,641,862
Heineken Holding NV	167,217	13,199,177
Heineken NV(a)	284,155	27,500,256
IMCD NV(a)	25,621	3,550,490
JDE Peet's NV(a)	295,819	5,897,021
Koninklijke Ahold Delhaize NV	1,223,528	36,179,228
Koninklijke Vopak NV	166,664	6,923,397
SBM Offshore NV(a)	355,162	5,443,224
Signify NV(b)	171,864	4,291,751
Universal Music Group NV(a)	857,177	25,520,927
Wolters Kluwer NV	132,937	22,055,176
Total Netherlands		305,960,257
Portugal - 0.1%
Mota-Engil SGPS SA(a)	316,658	1,168,140
Spain - 13.5%
Acerinox SA	375,128	3,895,803
ACS Actividades de Construccion y Servicios SA(a)	337,903	14,587,309
Amadeus IT Group SA(a)	187,767	12,505,015
Banco Bilbao Vizcaya Argentaria SA	12,230,441	122,585,838
Banco Santander SA	11,398,739	52,904,004
CIE Automotive SA	113,925	3,168,473
Ebro Foods SA(a)	61,853	1,030,162
Elecnor SA(a)	52,384	1,113,869
Fluidra SA(a)	174,099	3,636,652
Gestamp Automocion SA(b)	662,381	1,973,542
Mapfre SA(a)	5,063,604	11,689,586
Viscofan SA(a)	36,149	2,382,676
Total Spain		231,472,929
Switzerland - 0.3%
STMicroelectronics NV	126,440	4,995,655
United States - 7.2%
Stellantis NV	6,301,877	124,747,113
TOTAL COMMON STOCKS (Cost: $1,414,151,911)		1,707,081,554
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.3%
United States - 10.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $176,189,054)	176,189,054	176,189,054
TOTAL INVESTMENTS IN SECURITIES - 109.6% (Cost: $1,590,340,965)		1,883,270,608
Other Assets less Liabilities - (9.6)%		(164,380,743)
NET ASSETS - 100.0%		$1,718,889,865

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $207,936,722 and the total market value of the collateral held by the Fund was $221,991,399. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,802,345.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	8,828,576	EUR	9,467,147	USD	$—	$(4,684)
Bank of America NA	7/3/2024	40,733,790	EUR	43,602,263	USD	56,191	—
Bank of America NA	7/3/2024	328,400,973	EUR	351,977,864	USD	2,123	—
Bank of America NA	7/3/2024	388,153,044	USD	357,088,488	EUR	5,425,793	—
Bank of America NA	8/5/2024	344,551,041	USD	320,973,903	EUR	—	(3,836)
Barclays Bank PLC	7/3/2024	328,396,069	EUR	351,977,862	USD	—	(3,131)
Barclays Bank PLC	8/5/2024	344,551,039	USD	320,969,117	EUR	1,300	—
Citibank NA	7/3/2024	30,456,770	EUR	33,135,016	USD	—	(491,467)
Citibank NA	7/3/2024	8,693,344	EUR	9,467,147	USD	—	(149,626)
Goldman Sachs	7/3/2024	388,153,044	USD	357,088,817	EUR	5,425,441	—
HSBC Holdings PLC	7/3/2024	10,873,200	EUR	11,833,934	USD	—	(180,044)
HSBC Holdings PLC	7/3/2024	328,395,458	EUR	351,977,864	USD	—	(3,788)
HSBC Holdings PLC	7/3/2024	388,153,041	USD	357,088,485	EUR	5,425,793	—
HSBC Holdings PLC	8/5/2024	344,551,041	USD	320,968,222	EUR	2,263	—
JPMorgan Chase Bank NA	7/3/2024	24,227,708	EUR	26,034,656	USD	—	(67,412)
JPMorgan Chase Bank NA	7/3/2024	22,147,838	EUR	23,667,868	USD	70,172	—
JPMorgan Chase Bank NA	7/3/2024	328,395,764	EUR	351,977,864	USD	—	(3,459)
JPMorgan Chase Bank NA	7/3/2024	388,153,044	USD	357,088,488	EUR	5,425,793	—
JPMorgan Chase Bank NA	8/5/2024	344,551,041	USD	320,968,820	EUR	1,621	—
Morgan Stanley & Co. International	7/3/2024	22,026,846	EUR	23,667,868	USD	—	(59,506)
Royal Bank of Canada	7/3/2024	328,395,458	EUR	351,977,864	USD	—	(3,788)
Royal Bank of Canada	7/3/2024	388,153,044	USD	357,088,817	EUR	5,425,441	—
Royal Bank of Canada	8/5/2024	344,551,041	USD	320,969,119	EUR	1,300	—
						$27,263,231	$(970,741)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,707,081,554	$—	$—	$1,707,081,554
Investment of Cash Collateral for Securities Loaned	—	176,189,054	—	176,189,054
Total Investments in Securities	$1,707,081,554	$176,189,054	$—	$1,883,270,608
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$27,263,231	$—	$27,263,231
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(970,741)	$—	$(970,741)
Total - Net	$1,707,081,554	$202,481,544	$—	$1,909,563,098

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.2%
Austria - 5.6%
ANDRITZ AG	7,392	$458,310
BAWAG Group AG(a)	10,439	661,211
CA Immobilien Anlagen AG	4,870	161,593
Kontron AG	4,769	98,237
Oesterreichische Post AG	2,119	68,018
Porr AG	1,874	28,118
Schoeller-Bleckmann Oilfield Equipment AG	942	38,162
Telekom Austria AG	14,531	145,146
UNIQA Insurance Group AG	13,024	111,110
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,450	80,087
voestalpine AG	16,826	454,799
Wienerberger AG	6,324	209,839
Total Austria		2,514,630
Belgium - 4.9%
Ackermans & van Haaren NV	1,090	188,666
Aedifica SA	4,959	301,084
Azelis Group NV	5,917	106,284
Barco NV	4,220	46,856
Bekaert SA	5,046	211,347
bpost SA	18,354	59,505
Cofinimmo SA	5,147	310,843
Colruyt Group NV	3,910	186,814
Econocom Group SA*	12,860	29,219
Fagron	1,876	36,633
Melexis NV	2,998	258,334
Recticel SA(b)	3,081	41,012
Warehouses De Pauw CVA	12,847	348,350
Xior Student Housing NV(b)(c)	3,364	107,981
Total Belgium		2,232,928
Denmark - 0.1%
Cementir Holding NV	5,631	56,247
Finland - 9.6%
Aktia Bank OYJ	3,042	30,190
Cargotec OYJ, Class B	2,860	229,737
Citycon OYJ	24,061	101,860
Harvia OYJ(c)	1,152	45,435
Huhtamaki OYJ	4,845	194,516
Kemira OYJ	9,217	224,831
Kesko OYJ, Class B	26,846	471,577
Konecranes OYJ	7,170	406,892
Marimekko OYJ	1,928	29,466
Metsa Board OYJ, Class B	35,352	277,723
Metso OYJ(b)	43,331	459,013
Musti Group OYJ	1,389	38,854
Orion OYJ, Class B(b)	6,563	280,371
Outokumpu OYJ	43,644	157,633
Puuilo OYJ	7,662	82,775
Sanoma OYJ	5,112	35,557
Terveystalo OYJ(a)	4,712	43,431
TietoEVRY OYJ	13,002	251,386
Tokmanni Group Corp.	2,735	38,399
Valmet OYJ(b)	17,088	488,803
Wartsila OYJ Abp	22,611	436,200
Total Finland		4,324,649
France - 19.2%
Alten SA	725	79,644
Antin Infrastructure Partners SA	3,100	37,543
Arkema SA	4,357	378,939
Beneteau SACA(b)	4,462	46,722
Chargeurs SA*	3,924	39,280
Cie des Alpes	3,513	51,054
Coface SA(b)	17,122	238,740
Derichebourg SA	17,448	79,475
Elis SA	13,139	284,733
Eramet SA	2,199	221,891
Etablissements Maurel & Prom SA	11,956	77,332
Eurazeo SE	4,712	375,474
Fnac Darty SA(b)	2,485	78,434
Gaztransport & Technigaz SA(b)	1,523	198,974
Imerys SA	7,480	269,201
Interparfums SA	3,677	150,540
IPSOS SA	1,810	114,258
Klepierre SA	31,417	841,106
La Francaise des Jeux SAEM(a)	15,529	529,254
Lectra	1,159	34,221
Mersen SA	2,106	71,889
Neoen SA(a)(b)	1,114	44,963
Nexans SA	1,983	218,691
Opmobility	8,020	78,004
Quadient SA	1,585	29,626
Remy Cointreau SA(b)	1,353	112,961
Rexel SA	41,033	1,062,488
Rubis SCA(b)	15,806	444,847
SCOR SE	13,131	332,971
SEB SA	2,101	215,267
Societe BIC SA	2,779	163,812
Sopra Steria Group	757	146,929
SPIE SA	11,111	402,260
Technip Energies NV	6,577	147,604
Television Francaise 1 SA	18,674	145,901
Valeo SE	11,154	118,802
Verallia SA(a)	11,941	433,588
Vicat SACA	2,163	77,775
Wendel SE	2,928	259,206
Total France		8,634,399
Germany - 11.8%
7C Solarparken AG	7,547	21,677
AIXTRON SE	1,823	35,823
Aurubis AG	1,485	116,581
Bechtle AG	2,860	134,685
Bilfinger SE	2,004	105,456
CompuGroup Medical SE & Co. KGaA	1,191	30,380
CTS Eventim AG & Co. KGaA	3,896	325,275
Dermapharm Holding SE	2,119	81,757
Deutz AG	10,909	70,501
Duerr AG	3,652	77,498
Elmos Semiconductor SE	308	25,121
Fielmann Group AG	2,166	99,589
Freenet AG	12,072	320,867
GEA Group AG	7,777	324,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2024

Investments	Shares	Value
Gerresheimer AG	705	$75,785
Hamborner REIT AG	6,855	47,901
Hamburger Hafen und Logistik AG	2,737	46,934
Hensoldt AG	1,576	58,003
HochTief AG	7,040	801,292
Hugo Boss AG	2,700	120,871
Instone Real Estate Group SE(a)	4,468	39,266
Jenoptik AG	1,200	34,750
K & S AG, Registered Shares	17,008	229,221
KION Group AG	1,230	51,531
Kloeckner & Co. SE	10,580	62,592
Krones AG	897	112,671
Lanxess AG	6,194	152,551
MLP SE	5,683	34,900
Mutares SE & Co. KGaA	1,552	53,893
Nemetschek SE	1,087	107,005
Norma Group SE	1,581	29,280
ProSiebenSat.1 Media SE	3,398	24,091
SAF-Holland SE	4,785	94,874
Salzgitter AG	3,868	74,827
Scout24 SE(a)	1,870	142,697
Siltronic AG	1,594	123,686
Sixt SE	2,242	159,190
Stabilus SE	1,516	69,459
Stroeer SE & Co. KGaA	4,761	305,391
Suedzucker AG	13,988	203,886
thyssenkrupp AG	20,539	88,887
United Internet AG, Registered Shares	6,659	143,592
Wacker Neuson SE	3,671	60,668
Total Germany		5,319,136
Ireland - 0.8%
Cairn Homes PLC	49,392	84,168
Glanbia PLC	12,973	253,049
Origin Enterprises PLC	8,787	30,513
Total Ireland		367,730
Italy - 24.6%
A2A SpA	341,987	681,553
ACEA SpA	22,318	361,421
Amplifon SpA	3,798	135,304
Anima Holding SpA(a)	26,877	134,233
Aquafil SpA*	7,620	24,010
Ariston Holding NV	4,885	20,220
Arnoldo Mondadori Editore SpA	28,355	74,150
Ascopiave SpA	16,248	39,616
Azimut Holding SpA	13,750	324,499
Banca Generali SpA	13,747	551,911
Banca IFIS SpA	10,108	210,490
Banca Mediolanum SpA	105,676	1,167,693
Banca Popolare di Sondrio SpA	37,134	265,853
Banco BPM SpA	161,916	1,043,631
BPER Banca SpA	82,170	415,758
Brembo NV(b)	20,122	221,135
Brunello Cucinelli SpA(b)	1,219	122,154
Buzzi SpA	7,283	293,333
Cairo Communication SpA	17,526	39,070
Carel Industries SpA(a)(b)	1,460	27,070
Credito Emiliano SpA	17,575	175,175
Danieli & C Officine Meccaniche SpA(b)	1,903	72,608
Datalogic SpA(b)	5,442	32,429
De' Longhi SpA	5,074	158,791
DiaSorin SpA(b)	1,069	106,619
El.En. SpA	2,893	29,269
Enav SpA(a)	48,789	194,831
ERG SpA(b)	9,126	229,262
Hera SpA(b)	101,477	347,373
Illimity Bank SpA*	5,078	25,949
Intercos SpA	2,521	40,907
Interpump Group SpA	1,883	83,711
Iren SpA	109,025	226,568
Italgas SpA(b)	115,933	571,804
Italian Sea Group SpA(b)	4,656	45,809
Leonardo SpA	12,461	289,538
Maire SpA	19,910	165,160
MARR SpA	3,415	44,506
OVS SpA(a)	15,541	41,374
Piaggio & C SpA(b)	58,569	174,253
RAI Way SpA(a)	20,091	105,725
Reply SpA	628	92,748
Salcef Group SpA	2,671	73,141
Salvatore Ferragamo SpA(b)	6,052	51,274
Sanlorenzo SpA(b)	1,043	43,149
Saras SpA	158,060	274,260
SOL SpA(b)	2,450	86,914
Technogym SpA(a)	15,553	160,355
Tinexta SpA	2,442	42,242
Unipol Gruppo SpA	75,291	748,833
Webuild SpA(b)	49,565	108,792
Zignago Vetro SpA	7,258	91,789
Total Italy		11,088,262
Netherlands - 6.8%
Aalberts NV	6,014	244,414
AMG Critical Materials NV(b)	1,407	23,253
Arcadis NV	2,505	158,802
BE Semiconductor Industries NV(b)	5,064	847,480
Brunel International NV(b)	2,558	27,415
Corbion NV	2,870	57,612
ForFarmers NV(b)	10,432	30,131
IMCD NV(b)	1,728	239,462
Koninklijke BAM Groep NV	30,171	126,821
Koninklijke Heijmans NV	4,707	96,354
Koninklijke Vopak NV(b)	10,978	456,038
SBM Offshore NV(b)	23,337	357,663
Signify NV(a)(b)	11,268	281,382
Wereldhave NV	6,864	97,400
Total Netherlands		3,044,227
Portugal - 2.1%
Altri SGPS SA	24,098	139,079
Corticeira Amorim SGPS SA(b)	3,652	35,265
CTT-Correios de Portugal SA	7,424	33,338
Mota-Engil SGPS SA	20,919	77,169
Navigator Co. SA	56,841	236,733
NOS SGPS SA	42,396	150,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2024

Investments	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA(b)	47,707	$117,088
Sonae SGPS SA	155,798	146,105
Total Portugal		934,949
Spain - 13.7%
Acciona SA(b)	3,069	362,799
Acerinox SA	24,477	254,200
Almirall SA(b)	6,660	67,096
Banco de Sabadell SA	272,832	526,480
Bankinter SA(b)	84,976	694,523
Cia de Distribucion Integral Logista Holdings SA	13,647	386,424
CIE Automotive SA	3,943	109,662
Construcciones y Auxiliar de Ferrocarriles SA	1,554	58,459
Ebro Foods SA	1,949	32,461
Enagas SA(b)	40,503	602,953
Ercros SA	6,865	28,731
Faes Farma SA	22,356	86,376
Fluidra SA(b)	11,281	235,642
Gestamp Automocion SA(a)	33,948	101,147
Grupo Catalana Occidente SA	1,784	72,274
Indra Sistemas SA	7,393	153,002
Inmobiliaria Colonial Socimi SA(b)	36,652	213,300
Laboratorios Farmaceuticos Rovi SA	2,017	189,259
Mapfre SA	217,416	501,916
Merlin Properties Socimi SA	59,330	661,304
Pharma Mar SA	581	19,814
Prosegur Cash SA(a)(b)	51,057	28,564
Sacyr SA	50,384	177,873
Talgo SA(a)	4,934	21,258
Tubacex SA*	7,174	24,911
Unicaja Banco SA(a)	190,507	260,120
Vidrala SA	1,143	128,871
Viscofan SA(b)	2,397	157,992
Total Spain		6,157,411
TOTAL COMMON STOCKS (Cost: $42,094,688)		44,674,568
RIGHTS - 0.0%
Italy - 0.0%
Amplifon SpA, expiring 7/9/24*† (Cost: $0)	3,641	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.7%
United States - 11.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $5,253,899)	5,253,899	5,253,899
TOTAL INVESTMENTS IN SECURITIES - 110.9% (Cost: $47,348,587)		49,928,467
Other Assets less Liabilities - (10.9)%		(4,926,087)
NET ASSETS - 100.0%		$45,002,380

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $6,206,981 and the total market value of the collateral held by the Fund was $6,584,434. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,330,535.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	1,162,643	EUR	1,244,516	USD	$1,604	$—
Bank of America NA	7/3/2024	8,794,096	EUR	9,425,450	USD	57	—
Bank of America NA	7/3/2024	9,271,255	USD	8,529,261	EUR	129,598	—
Bank of America NA	8/5/2024	9,043,909	USD	8,425,047	EUR	—	(101)
Barclays Bank PLC	7/3/2024	8,793,961	EUR	9,425,447	USD	—	(84)
Barclays Bank PLC	8/5/2024	9,043,909	USD	8,424,922	EUR	34	—
Goldman Sachs	7/3/2024	9,271,255	USD	8,529,268	EUR	129,590	—
HSBC Holdings PLC	7/3/2024	8,793,948	EUR	9,425,450	USD	—	(101)
HSBC Holdings PLC	7/3/2024	9,271,253	USD	8,529,259	EUR	129,598	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	8/5/2024	9,043,909	USD	8,424,898	EUR	59	—
JPMorgan Chase Bank NA	7/3/2024	8,793,956	EUR	9,425,450	USD	—	(93)
JPMorgan Chase Bank NA	7/3/2024	9,271,255	USD	8,529,261	EUR	129,598	—
JPMorgan Chase Bank NA	8/5/2024	9,043,909	USD	8,424,914	EUR	43	—
Morgan Stanley & Co. International	7/3/2024	2,015,490	USD	1,875,745	EUR	5,067	—
Royal Bank of Canada	7/3/2024	8,793,948	EUR	9,425,450	USD	—	(101)
Royal Bank of Canada	7/3/2024	9,271,255	USD	8,529,268	EUR	129,590	—
Royal Bank of Canada	8/5/2024	9,043,909	USD	8,424,922	EUR	34	—
						$654,872	$(480)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$44,674,568	$—	$—		$44,674,568
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	5,253,899	—		5,253,899
Total Investments in Securities	$44,674,568	$5,253,899	$0		$49,928,467
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$654,872	$—		$654,872
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(480)	$—		$(480)
Total - Net	$44,674,568	$5,908,291	$0		$50,582,859

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.2%
Austria - 0.8%
CA Immobilien Anlagen AG	1,979	$65,666
Kontron AG	1,913	39,406
Mondi PLC	10,415	199,920
Telekom Austria AG	14,795	147,783
Wienerberger AG	2,278	75,587
Total Austria		528,362
Belgium - 1.9%
Ackermans & van Haaren NV	355	61,446
Anheuser-Busch InBev SA	10,789	625,796
Bekaert SA	1,309	54,826
bpost SA	7,690	24,931
Colruyt Group NV	1,215	58,051
D'ieteren Group	615	130,573
Melexis NV(a)	1,029	88,668
Tessenderlo Group SA(a)	1,282	32,495
UCB SA(a)	1,287	191,315
Total Belgium		1,268,101
China - 0.3%
Prosus NV	5,917	210,920
Denmark - 3.8%
Alm Brand AS	24,376	48,484
Coloplast AS, Class B	1,792	215,456
DSV AS	699	107,188
FLSmidth & Co. AS	375	18,658
Novo Nordisk AS, Class B	11,544	1,668,340
Novonesis (Novozymes) B, Class B	3,565	218,310
Pandora AS	947	143,040
Royal Unibrew AS*	661	52,438
Topdanmark AS	1,525	80,609
Total Denmark		2,552,523
Finland - 1.7%
Elisa OYJ	4,280	196,511
Huhtamaki OYJ	1,726	69,295
Kesko OYJ, Class B	8,077	141,881
Metsa Board OYJ, Class B	12,874	101,137
Orion OYJ, Class B	1,593	68,053
UPM-Kymmene OYJ	11,997	419,421
Wartsila OYJ Abp	7,934	153,059
Total Finland		1,149,357
France - 18.0%
Airbus SE	5,367	737,762
Arkema SA	1,502	130,633
Bouygues SA	10,140	325,701
Bureau Veritas SA(a)	7,864	217,954
Capgemini SE	1,726	343,516
Carrefour SA	9,730	137,651
Dassault Aviation SA	647	117,605
Edenred SE	2,667	112,648
Eramet SA	779	78,605
Gaztransport & Technigaz SA	546	71,333
Hermes International SCA	377	864,667
Imerys SA	2,583	92,961
Interparfums SA	1,086	44,462
Ipsen SA	379	46,509
Kering SA	2,157	782,533
L'Oreal SA	3,580	1,573,307
La Francaise des Jeux SAEM(b)	4,089	139,360
LVMH Moet Hennessy Louis Vuitton SE	4,414	3,375,832
Opmobility	2,818	27,408
Remy Cointreau SA	403	33,646
Sanofi SA	16,814	1,620,756
SEB SA	789	80,840
Societe BIC SA	1,000	58,946
Sopra Steria Group	292	56,675
Technip Energies NV	2,251	50,518
Teleperformance SE	997	105,080
Thales SA	2,188	350,576
Valeo SE	4,046	43,094
Veolia Environnement SA	15,404	460,938
Total France		12,081,516
Georgia - 0.1%
Bank of Georgia Group PLC	1,944	99,157
Germany - 8.7%
AIXTRON SE	643	12,635
Aurubis AG	527	41,373
Bayer AG, Registered Shares	18,760	530,397
Bechtle AG	1,048	49,353
Beiersdorf AG	654	95,711
Bilfinger SE	797	41,940
Carl Zeiss Meditec AG, Bearer Shares	496	34,899
Continental AG	2,541	144,064
CTS Eventim AG & Co. KGaA	1,087	90,753
Deutsche Post AG, Registered Shares	29,721	1,203,744
Deutsche Telekom AG, Registered Shares	81,132	2,041,663
Fresenius Medical Care AG	3,443	131,956
Hugo Boss AG	716	32,053
K & S AG, Registered Shares	6,030	81,268
Knorr-Bremse AG	2,239	171,095
Merck KGaA	708	117,424
Nemetschek SE	498	49,023
Puma SE	1,169	53,711
Rheinmetall AG	357	182,010
Scout24 SE(b)	920	70,204
Siemens Healthineers AG(b)	7,888	454,823
Siltronic AG	597	46,324
Stroeer SE & Co. KGaA	1,350	86,595
Symrise AG	777	95,183
Total Germany		5,858,201
Ireland - 1.0%
CRH PLC	8,254	615,181
Kerry Group PLC, Class A	1,038	84,159
Total Ireland		699,340
Israel - 0.1%
Plus500 Ltd.	2,705	77,483
Italy - 1.6%
Azimut Holding SpA	5,443	128,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2024

Investments	Shares	Value
Brembo NV(a)	5,376	$59,081
Davide Campari-Milano NV(a)	4,485	42,415
De' Longhi SpA(a)	2,024	63,341
Ferrari NV	614	250,521
Leonardo SpA	3,445	80,047
Moncler SpA	3,162	193,369
Piaggio & C SpA(a)	18,900	56,231
RAI Way SpA(b)	11,511	60,574
Recordati Industria Chimica & Farmaceutica SpA	2,322	121,195
Total Italy		1,055,229
Netherlands - 7.3%
Arcadis NV	1,090	69,099
ASM International NV	170	129,688
ASML Holding NV	2,027	2,094,665
Heineken Holding NV	3,379	266,719
Heineken NV(a)	5,607	542,640
IMCD NV	632	87,581
Koninklijke KPN NV	88,979	341,401
Randstad NV	5,116	232,099
RHI Magnesita NV	1,475	64,607
SBM Offshore NV	7,048	108,018
Signify NV(b)	3,872	96,691
Universal Music Group NV(a)	19,066	567,656
Wolters Kluwer NV	1,902	315,555
Total Netherlands		4,916,419
Norway - 1.1%
Aker ASA, Class A	1,727	99,751
Atea ASA	3,589	51,572
DNO ASA	50,182	52,503
Gjensidige Forsikring ASA	12,606	225,896
Kongsberg Gruppen ASA	2,356	192,507
TOMRA Systems ASA	3,577	42,800
Veidekke ASA	5,465	58,718
Total Norway		723,747
Portugal - 0.2%
Jeronimo Martins SGPS SA	6,760	132,222
Spain - 5.6%
CIE Automotive SA	2,121	58,989
Endesa SA(a)	45,121	847,965
Gestamp Automocion SA(b)	12,730	37,929
Industria de Diseno Textil SA	54,918	2,728,675
Viscofan SA(a)	1,007	66,374
Total Spain		3,739,932
Sweden - 4.8%
Alfa Laval AB	3,644	159,693
Assa Abloy AB, Class B	11,688	330,657
Atlas Copco AB, Class A	26,121	491,332
Atlas Copco AB, Class B	14,928	241,254
Axfood AB	3,539	93,035
Billerud Aktiebolag	7,375	68,317
Epiroc AB, Class A	7,438	148,546
Epiroc AB, Class B	4,636	84,839
Evolution AB(b)	2,488	259,367
Husqvarna AB, Class B	10,804	86,655
Indutrade AB	2,889	74,092
Investment AB Latour, Class B	7,002	189,229
Loomis AB	1,835	47,823
Mycronic AB	1,070	41,284
Nibe Industrier AB, Class B(a)	10,115	42,923
Saab AB, Class B	3,076	74,067
Sandvik AB	16,703	335,000
Securitas AB, Class B	10,948	108,754
Skanska AB, Class B	9,247	166,600
Sweco AB, Class B	5,056	69,417
Trelleborg AB, Class B	2,782	108,336
Total Sweden		3,221,220
Switzerland - 21.8%
ABB Ltd., Registered Shares	25,327	1,406,993
Clariant AG, Registered Shares	5,604	88,182
Coca-Cola HBC AG	5,261	179,428
Galenica AG(b)	654	53,530
Geberit AG, Registered Shares	512	302,437
Georg Fischer AG, Registered Shares	1,335	89,510
Givaudan SA, Registered Shares	99	469,330
Kuehne & Nagel International AG, Registered Shares	3,310	951,818
Landis & Gyr Group AG	575	46,456
Logitech International SA, Registered Shares	1,281	123,909
Nestle SA, Registered Shares	27,070	2,763,032
Novartis AG, Registered Shares	22,833	2,443,634
Partners Group Holding AG	487	625,415
Roche Holding AG	6,865	1,906,096
Roche Holding AG, Bearer Shares	1,057	322,064
Schindler Holding AG, Participation Certificate	436	109,558
Schindler Holding AG, Registered Shares	721	179,728
SFS Group AG	602	79,990
SGS SA, Registered Shares	3,828	340,797
Sika AG, Registered Shares	1,132	324,004
Sonova Holding AG, Registered Shares	440	135,927
Stadler Rail AG	1,493	42,451
STMicroelectronics NV	3,015	119,123
Straumann Holding AG, Registered Shares	440	54,498
Sulzer AG, Registered Shares	869	120,109
UBS Group AG, Registered Shares	38,873	1,144,214
VAT Group AG(b)	286	162,128
Vontobel Holding AG, Registered Shares	1,689	101,122
Total Switzerland		14,685,483
United Kingdom - 18.9%
Admiral Group PLC	6,136	202,833
Airtel Africa PLC(b)	75,129	114,060
Antofagasta PLC	17,658	470,983
Ashtead Group PLC	3,954	264,008
AstraZeneca PLC	11,423	1,784,183
Auto Trader Group PLC(b)	7,190	72,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2024

Investments	Shares	Value
BAE Systems PLC	40,574	$677,022
Bellway PLC	4,295	137,687
Britvic PLC	4,640	69,271
Burberry Group PLC	7,305	81,058
Compass Group PLC	15,378	419,889
Computacenter PLC	1,895	68,798
Diageo PLC	27,790	874,544
Dr. Martens PLC(a)	26,088	24,634
Dunelm Group PLC	4,564	61,386
Greggs PLC	1,493	52,316
Halma PLC	2,216	75,802
Hargreaves Lansdown PLC	13,912	199,075
Hays PLC	50,692	60,555
Howden Joinery Group PLC	8,802	97,747
IMI PLC	2,842	63,373
Imperial Brands PLC	35,027	896,179
Inchcape PLC	10,560	99,316
InterContinental Hotels Group PLC	1,743	183,449
Intertek Group PLC	2,280	138,170
ITV PLC	164,869	167,771
Johnson Matthey PLC	4,964	98,329
MONY Group PLC	14,536	40,829
Next PLC	1,976	225,707
Pets at Home Group PLC	13,040	48,693
Reckitt Benckiser Group PLC	10,926	591,411
Redrow PLC	11,574	97,587
RELX PLC	18,209	837,625
Renishaw PLC	1,113	52,057
Rentokil Initial PLC	22,707	132,382
Rightmove PLC	7,667	52,045
RS Group PLC	6,981	61,861
Sage Group PLC	10,928	150,366
Smith & Nephew PLC	11,476	142,254
Spectris PLC	1,489	52,326
Spirax Group PLC	772	82,755
St. James's Place PLC	22,231	153,578
Tate & Lyle PLC	5,787	43,746
TBC Bank Group PLC	1,820	59,127
Telecom Plus PLC	2,239	49,927
Travis Perkins PLC	6,135	59,638
Unilever PLC	42,088	2,311,688
Victrex PLC	1,401	20,296
Total United Kingdom		12,721,156
United States - 1.5%
GSK PLC	52,407	1,013,258
TOTAL COMMON STOCKS (Cost: $58,638,507)		66,733,626
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $1,610,340)	1,610,340	1,610,340
TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $60,248,847)		68,343,966
Other Assets less Liabilities - (1.6)%		(1,107,541)
NET ASSETS - 100.0%		$67,236,425

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $1,581,679 and the total market value of the collateral held by the Fund was $1,689,187. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $78,847.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	7/1/2024	24,841	USD	23,170	EUR	$8	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$66,733,626	$—	$—	$66,733,626
Investment of Cash Collateral for Securities Loaned	—	1,610,340	—	1,610,340
Total Investments in Securities	$66,733,626	$1,610,340	$—	$68,343,966
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$8	$—	$8
Total - Net	$66,733,626	$1,610,348	$—	$68,343,974

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 98.8%
Austria - 0.7%
Kontron AG	39,479	$813,230
Schoeller-Bleckmann Oilfield Equipment AG	9,526	385,919
Total Austria		1,199,149
Belgium - 1.5%
Barco NV(a)	56,325	625,395
Deceuninck NV	45,581	117,488
Econocom Group SA*(a)	74,177	168,538
Fagron	22,373	436,884
Kinepolis Group NV(a)	3,220	117,508
Recticel SA(a)	36,522	486,150
Xior Student Housing NV(a)(b)	18,339	588,662
Total Belgium		2,540,625
Denmark - 3.1%
Cementir Holding NV	34,000	339,616
Chemometec AS	7,484	327,617
D/S Norden AS	52,392	2,282,954
Dfds AS	22,520	637,261
Matas AS	16,802	280,106
Scandinavian Tobacco Group AS(c)	32,502	459,163
Spar Nord Bank AS	50,392	970,442
Total Denmark		5,297,159
Finland - 3.5%
Aktia Bank OYJ	12,462	123,678
Citycon OYJ(a)	128,387	543,515
F-Secure OYJ(a)	104,041	216,322
Harvia OYJ(b)	14,873	586,597
Kamux Corp.(a)(b)	22,614	132,089
Marimekko OYJ	11,722	179,149
Musti Group OYJ(a)	12,452	348,316
Oriola OYJ, Class B(a)	179,840	174,240
Outokumpu OYJ(a)	583,516	2,107,543
Puuilo OYJ	41,859	452,213
Revenio Group OYJ	8,864	261,250
Talenom OYJ(a)	23,672	122,159
Terveystalo OYJ(a)(c)	26,444	243,736
Tokmanni Group Corp.(a)	34,609	485,908
Total Finland		5,976,715
France - 3.6%
Beneteau SACA(a)	40,826	427,489
Chargeurs SA*(a)	40,776	408,174
Coface SA	102,528	1,429,597
Derichebourg SA	110,820	504,778
Etablissements Maurel & Prom SA	136,706	884,216
Fnac Darty SA(a)	16,956	535,183
Lectra	10,516	310,503
Mersen SA	17,553	599,176
Quadient SA	16,557	309,472
Television Francaise 1 SA	109,985	859,320
Total France		6,267,908
Georgia - 1.2%
Bank of Georgia Group PLC	39,553	2,017,457
Germany - 5.3%
7C Solarparken AG	64,618	185,602
Bilfinger SE	20,917	1,100,714
Deutz AG	114,258	738,410
Duerr AG	38,547	817,993
Eckert & Ziegler SE	5,646	277,503
Elmos Semiconductor SE	4,190	341,737
ElringKlinger AG	36,815	196,296
GFT Technologies SE	8,012	214,242
Hamborner REIT AG	33,550	234,441
Hamburger Hafen und Logistik AG	17,559	301,102
Instone Real Estate Group SE(c)	42,336	372,064
Jenoptik AG	15,740	455,810
Kloeckner & Co. SE	63,816	377,539
Mutares SE & Co. KGaA	10,673	370,617
Norma Group SE	16,156	299,207
ProSiebenSat.1 Media SE	44,095	312,617
SAF-Holland SE	42,446	841,593
Salzgitter AG	51,348	993,332
Stabilus SE	10,710	490,704
Wacker Neuson SE	19,215	317,555
Total Germany		9,239,078
Ireland - 0.6%
C&C Group PLC	142,813	286,681
Dalata Hotel Group PLC	49,369	210,587
Kenmare Resources PLC	54,590	217,718
Origin Enterprises PLC(a)	79,123	274,752
Uniphar PLC(a)	47,335	123,024
Total Ireland		1,112,762
Israel - 1.1%
Plus500 Ltd.	66,622	1,908,353
Italy - 10.6%
Anima Holding SpA(c)	366,278	1,829,323
Aquafil SpA*(a)	49,635	156,397
Biesse SpA(a)	14,296	162,870
Cairo Communication SpA	102,016	227,418
Danieli & C Officine Meccaniche SpA(a)	9,960	380,017
Danieli & C Officine Meccaniche SpA, RSP	14,547	415,494
Datalogic SpA(a)	62,223	370,783
El.En. SpA(a)	39,428	398,906
Illimity Bank SpA*(a)	60,659	309,974
Intercos SpA	26,103	423,555
Italian Sea Group SpA(a)	30,859	303,612
Maire SpA	210,189	1,743,591
MARR SpA(a)	43,096	561,648
Orsero SpA	9,393	126,642
OVS SpA(a)(c)	204,491	544,402
Piaggio & C SpA(a)	342,496	1,018,987
RAI Way SpA(c)	119,334	627,971
Salcef Group SpA	15,707	430,108
Sanlorenzo SpA(a)	13,679	565,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2024

Investments	Shares	Value
Saras SpA(a)	2,135,389	$3,705,250
Technogym SpA(a)(c)	132,450	1,365,591
Tinexta SpA(a)	23,315	403,304
Unieuro SpA(a)(c)	20,219	174,225
Webuild SpA(a)	530,784	1,165,042
Wiit SpA(a)	11,468	282,689
Zignago Vetro SpA(a)	43,453	549,535
Total Italy		18,243,228
Netherlands - 2.4%
AMG Critical Materials NV(a)	20,092	332,048
Brunel International NV(a)	14,297	153,228
Corbion NV	38,784	778,546
ForFarmers NV(a)	64,828	187,247
Koninklijke BAM Groep NV	326,574	1,372,723
Koninklijke Heijmans NV	28,068	574,564
RHI Magnesita NV	15,726	688,815
Total Netherlands		4,087,171
Norway - 6.5%
Atea ASA	25,457	365,806
Austevoll Seafood ASA	123,378	959,446
Borregaard ASA	32,784	592,406
DNO ASA	1,151,801	1,205,077
Elmera Group ASA(c)	106,345	322,606
Europris ASA(c)	113,461	771,503
Grieg Seafood ASA	122,571	722,360
Kitron ASA	105,559	313,480
MPC Container Ships ASA	1,406,174	2,972,808
Panoro Energy ASA	107,643	352,323
SpareBank 1 Nord Norge	41,471	386,141
SpareBank 1 SMN	53,004	752,286
Sparebanken Vest	31,826	375,127
TGS ASA	98,894	1,190,722
Total Norway		11,282,091
Portugal - 2.0%
Altri SGPS SA	228,975	1,321,501
Corticeira Amorim SGPS SA	20,968	202,477
CTT-Correios de Portugal SA	74,288	333,600
Mota-Engil SGPS SA	225,823	833,053
Sonae SGPS SA	888,338	833,067
Total Portugal		3,523,698
Spain - 2.4%
Construcciones y Auxiliar de Ferrocarriles SA	16,351	615,099
Ercros SA	46,061	192,774
Faes Farma SA	130,000	502,276
Global Dominion Access SA(c)	38,049	131,308
Pharma Mar SA(a)	7,107	242,371
Sacyr SA	541,430	1,911,435
Talgo SA(c)	50,764	218,714
Tubacex SA*	79,591	276,377
Total Spain		4,090,354
Sweden - 14.1%
AcadeMedia AB(c)	51,779	252,779
Addnode Group AB(a)	37,844	435,609
AFRY AB	80,632	1,446,628
Alimak Group AB(c)	27,076	294,021
Alleima AB(a)	103,353	671,440
Alligo AB, Class B	24,225	328,484
Ambea AB(c)	54,338	402,268
Arjo AB, Class B	119,232	461,832
Beijer Alma AB	17,864	349,177
Bilia AB, Class A	41,699	557,158
BioGaia AB, Class B	28,059	327,746
Bravida Holding AB(c)	127,153	943,724
Bufab AB(a)	10,890	402,069
Catena AB	21,228	1,058,373
Clas Ohlson AB, Class B	23,442	389,586
Cloetta AB, Class B	269,270	524,291
Duni AB	29,547	283,467
Electrolux Professional AB, Class B	67,125	446,224
Fagerhult Group AB	47,502	308,600
Ferronordic AB*(a)	12,821	92,857
G5 Entertainment AB(a)	7,216	78,359
Granges AB	50,600	649,808
Hemnet Group AB	9,560	289,051
HMS Networks AB(a)	9,593	380,814
Instalco AB(a)(b)	85,744	328,396
Inwido AB	51,213	698,786
Lagercrantz Group AB, Class B	95,043	1,545,429
Lindab International AB	38,068	815,265
Medicover AB, Class B	16,010	287,842
MEKO AB	20,637	231,115
MIPS AB(a)(b)	10,303	403,746
Mycronic AB	28,159	1,086,454
NCAB Group AB(a)	76,807	601,970
NCC AB, Class B	70,571	916,273
New Wave Group AB, Class B(a)	79,913	826,280
Nordic Waterproofing Holding AB	10,423	158,852
Peab AB, Class B	283,597	1,784,833
Platzer Fastigheter Holding AB, Class B(a)	39,007	334,076
Prevas AB, Class B	15,819	204,642
Ratos AB, Class B	128,727	438,320
Rvrc Holding AB(a)	45,803	197,654
Scandi Standard AB	27,973	204,973
SkiStar AB(a)	27,468	384,908
Storskogen Group AB, Class B(a)	290,532	224,959
Troax Group AB	20,458	457,833
VBG Group AB, Class B	9,865	451,322
Vitec Software Group AB, Class B	3,814	198,079
Volati AB(a)(b)	17,050	162,286
Total Sweden		24,318,658
Switzerland - 4.6%
Ascom Holding AG, Registered Shares	22,191	188,917
Comet Holding AG, Registered Shares	3,165	1,275,017
Huber & Suhner AG, Registered Shares	10,258	873,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2024

Investments	Shares	Value
Implenia AG, Registered Shares	4,029	$144,149
Landis & Gyr Group AG	18,515	1,495,870
Medmix AG(c)	20,814	314,549
Mobilezone Holding AG, Registered Shares	37,426	568,096
OC Oerlikon Corp. AG, Registered Shares	429,954	2,319,627
u-blox Holding AG(a)	3,378	354,115
Zehnder Group AG	5,783	339,798
Total Switzerland		7,873,427
United Kingdom - 35.6%
4imprint Group PLC	34,986	2,591,631
AG Barr PLC	45,324	343,764
AJ Bell PLC	178,978	858,604
Alpha Financial Markets Consulting PLC(a)	50,704	317,270
Alpha Group International PLC(b)	5,908	168,784
Ashmore Group PLC	476,328	1,024,216
Assura PLC	3,129,412	1,595,805
Avon Protection PLC	14,703	241,247
Bloomsbury Publishing PLC	48,127	380,842
Bodycote PLC	115,264	993,709
Bridgepoint Group PLC(c)	487,889	1,359,295
Bytes Technology Group PLC	48,086	337,056
Chemring Group PLC	66,880	314,923
Chesnara PLC	75,867	236,881
Clarkson PLC	17,112	895,535
CMC Markets PLC(c)	286,899	1,185,927
Coats Group PLC	622,278	623,004
Concentric AB(a)	14,831	250,680
Craneware PLC	7,793	227,561
DiscoverIE Group PLC	18,762	159,141
Domino's Pizza Group PLC	244,780	949,320
Dowlais Group PLC	287,301	265,482
Dr. Martens PLC(a)	652,641	616,277
Empiric Student Property PLC(a)	334,971	386,174
FDM Group Holdings PLC	118,858	617,521
Fevertree Drinks PLC	26,674	365,510
Firstgroup PLC	197,942	396,096
FRP Advisory Group PLC	91,290	138,480
Fuller Smith & Turner PLC, Class A	21,309	187,479
Galliford Try Holdings PLC	65,580	198,130
Gamma Communications PLC	20,199	360,023
Genuit Group PLC	114,892	626,689
Genus PLC	13,424	279,993
H&T Group PLC	32,424	153,292
Halfords Group PLC	137,940	244,815
Hammerson PLC	2,087,380	730,908
Hargreaves Services PLC	24,058	162,399
Helical PLC(a)	66,175	207,038
Hill & Smith PLC	36,790	914,312
Hilton Food Group PLC	56,733	644,728
Hollywood Bowl Group PLC(a)	108,843	421,020
Hunting PLC	58,412	305,323
Ibstock PLC(c)	392,007	768,081
Impax Asset Management Group PLC	123,385	591,130
IntegraFin Holdings PLC(b)	206,030	903,735
James Halstead PLC(a)	92,960	214,457
Johnson Service Group PLC	92,550	184,614
Jupiter Fund Management PLC	643,968	625,996
Just Group PLC	334,973	446,305
Kainos Group PLC	35,515	474,984
Keller Group PLC	38,684	600,497
Kitwave Group PLC	61,170	261,358
Learning Technologies Group PLC(a)	212,663	227,159
Luceco PLC(c)	74,999	158,706
Marshalls PLC	197,317	729,578
Me Group International PLC(a)	234,685	507,891
Mears Group PLC	72,390	335,377
Mitie Group PLC	631,854	928,120
MJ Gleeson PLC	28,173	183,409
MONY Group PLC	332,808	934,801
Morgan Advanced Materials PLC	168,172	656,891
Morgan Sindall Group PLC	29,184	935,199
Mortgage Advice Bureau Holdings Ltd.	27,562	285,000
MP Evans Group PLC	25,243	274,423
Next 15 Group PLC(a)	30,263	305,278
Odfjell Technology Ltd.	42,669	243,651
Oxford Instruments PLC	13,684	427,259
PageGroup PLC	302,616	1,627,311
Pan African Resources PLC	1,263,125	415,944
PayPoint PLC	58,190	467,829
Pennon Group PLC(a)	195,380	1,416,429
Pets at Home Group PLC	284,918	1,063,926
Polar Capital Holdings PLC	84,759	602,148
Premier Foods PLC	224,913	451,488
Primary Health Properties PLC(a)	1,354,824	1,571,340
PZ Cussons PLC(a)	234,336	292,669
Reach PLC	408,174	507,201
Redrow PLC	261,619	2,205,852
Renew Holdings PLC	34,482	462,912
Restore PLC(a)	51,001	172,781
Robert Walters PLC	30,096	166,254
RWS Holdings PLC	233,123	553,429
Safestore Holdings PLC	128,444	1,249,406
Savills PLC	88,747	1,249,741
Secure Trust Bank PLC	19,594	196,169
Senior PLC	75,734	153,177
Serica Energy PLC	498,711	856,741
Severfield PLC	277,526	265,922
Spirent Communications PLC	487,383	1,127,464
SThree PLC	94,599	492,680
TBC Bank Group PLC	21,225	689,544
Telecom Plus PLC	53,907	1,202,057
Tyman PLC	118,120	541,268
Vertu Motors PLC	148,857	135,294
Vesuvius PLC	151,433	883,433
Victrex PLC	52,112	754,925
Volution Group PLC	46,357	264,285
Warpaint London PLC	40,894	319,469
Wickes Group PLC	197,381	332,346
Workspace Group PLC	138,123	1,037,131
XPS Pensions Group PLC(b)	144,902	547,680
YouGov PLC	12,663	64,990
Young & Co.'s Brewery PLC, Class A	10,466	129,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2024

Investments	Shares	Value
Zigup PLC	280,734	$1,495,801
Total United Kingdom		61,447,474
TOTAL COMMON STOCKS (Cost: $160,406,319)		170,425,307
EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree International MidCap Dividend Fund(d) (Cost: $4,783)	100	6,059
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.4%
United States - 7.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(e) (Cost: $12,832,021)	12,832,021	12,832,021
TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $173,243,123)		183,263,387
Other Assets less Liabilities - (6.2)%		(10,710,656)
NET ASSETS - 100.0%		$172,552,731

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $18,516,568 and the total market value of the collateral held by the Fund was $19,770,771. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,938,750.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree International MidCap Dividend Fund	$610,227	$978,580	$1,521,973	$(37,481)	$(23,294)	$6,059	$23,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$170,425,307	$—	$—	$170,425,307
Exchange-Traded Fund	6,059	—	—	6,059
Investment of Cash Collateral for Securities Loaned	—	12,832,021	—	12,832,021
Total Investments in Securities	$170,431,366	$12,832,021	$—	$183,263,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.6%
Australia - 3.0%
Altium Ltd.(a)	8,565	$389,141
Beach Energy Ltd.(a)	440,642	438,481
Breville Group Ltd.(a)	16,708	302,840
Brickworks Ltd.(a)	26,597	465,386
CAR Group Ltd.	55,014	1,295,124
Champion Iron Ltd.(a)	135,900	580,869
Cochlear Ltd.(a)	5,926	1,314,543
CSL Ltd.	48,428	9,547,872
IDP Education Ltd.(a)	33,937	343,372
Mineral Resources Ltd.	43,727	1,574,630
Netwealth Group Ltd.	29,290	433,675
Pro Medicus Ltd.(a)	2,295	219,577
REA Group Ltd.(a)	9,008	1,183,105
SEEK Ltd.(a)	54,372	775,632
Technology One Ltd.	12,964	161,039
Total Australia		19,025,286
Austria - 0.4%
Mondi PLC	140,486	2,696,678
Belgium - 0.1%
Tessenderlo Group SA(a)	13,903	352,398
Brazil - 0.5%
Cosan SA	200,550	488,878
Equatorial Energia SA	84,721	468,109
Raia Drogasil SA	68,568	317,012
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	112,197	152,910
Vibra Energia SA	403,263	1,517,377
Total Brazil		2,944,286
Canada - 12.1%
Alimentation Couche-Tard, Inc.(a)	55,613	3,120,115
Baytex Energy Corp.(a)	82,075	284,310
Canadian National Railway Co.	99,858	11,797,453
Canadian Natural Resources Ltd.(a)	665,087	23,685,234
Canadian Pacific Kansas City Ltd.(a)	49,105	3,866,389
Canadian Tire Corp. Ltd., Class A(a)	18,484	1,833,608
Constellation Software, Inc.(a)	220	633,766
Dollarama, Inc.(a)	4,960	452,774
Gildan Activewear, Inc.(a)	32,212	1,221,530
Methanex Corp.(a)	9,739	470,100
Paramount Resources Ltd., Class A(a)	52,343	1,188,892
Rogers Communications, Inc., Class B	110,782	4,096,590
TFI International, Inc.	6,719	975,381
Thomson Reuters Corp.(a)	49,586	8,356,800
Tourmaline Oil Corp.(a)	275,863	12,509,445
Veren, Inc.	132,108	1,041,726
Whitecap Resources, Inc.(a)	215,548	1,576,815
Total Canada		77,110,928
Chile - 0.1%
Cia Sud Americana de Vapores SA	14,732,410	932,711
China - 4.4%
ANTA Sports Products Ltd.	173,200	1,663,806
BYD Electronic International Co. Ltd.	15,000	74,929
China Resources Mixc Lifestyle Services Ltd.(b)	71,400	236,403
Li Ning Co. Ltd.	492,400	1,065,855
Nongfu Spring Co. Ltd., Class H(b)	236,700	1,123,259
Pop Mart International Group Ltd.(b)	26,200	128,359
Prosus NV	79,121	2,820,381
Tencent Holdings Ltd.	388,500	18,530,804
WuXi AppTec Co. Ltd., Class H(b)	21,440	80,187
Yadea Group Holdings Ltd.(a)(b)	270,000	341,330
Zijin Mining Group Co. Ltd., Class H(a)	866,000	1,827,968
Total China		27,893,281
Denmark - 7.7%
Coloplast AS, Class B	35,370	4,252,614
Novo Nordisk AS, Class B	266,995	38,586,153
Novonesis (Novozymes) B, Class B	53,563	3,280,043
Pandora AS	12,288	1,856,039
Royal Unibrew AS*	9,592	760,942
Total Denmark		48,735,791
Finland - 1.3%
Metsa Board OYJ, Class B(a)	166,240	1,305,970
Orion OYJ, Class B(a)	30,875	1,318,979
UPM-Kymmene OYJ	166,473	5,819,980
Total Finland		8,444,929
France - 6.0%
Airbus SE	80,043	11,002,929
Arkema SA	20,104	1,748,496
Eramet SA	10,633	1,072,926
Gaztransport & Technigaz SA	7,567	988,601
Hermes International SCA	5,447	12,492,945
Interparfums SA	12,279	502,713
Kering SA	28,326	10,276,320
Total France		38,084,930
Germany - 3.8%
AIXTRON SE	3,044	59,816
Aurubis AG	8,245	647,280
Carl Zeiss Meditec AG, Bearer Shares	9,055	637,114
Deutsche Post AG, Registered Shares	409,786	16,596,927
Fielmann Group AG	10,444	480,195
Hugo Boss AG	6,655	297,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2024

Investments	Shares	Value
Nemetschek SE	3,852	$379,192
Puma SE	15,911	731,046
Rheinmetall AG	5,263	2,683,244
Siltronic AG	4,308	334,278
Stroeer SE & Co. KGaA	17,986	1,153,699
Total Germany		24,000,716
Hong Kong - 0.6%
Techtronic Industries Co. Ltd.	304,500	3,478,930
Hungary - 0.2%
Richter Gedeon Nyrt	49,910	1,297,573
India - 3.1%
Aarti Industries Ltd.	10,576	87,037
Alkem Laboratories Ltd.	2,501	149,703
APL Apollo Tubes Ltd.	4,421	82,458
Astral Ltd.	2,089	59,643
Balkrishna Industries Ltd.	4,620	178,899
Blue Star Ltd.	6,408	125,609
Coforge Ltd.	4,783	313,110
CRISIL Ltd.	2,189	111,616
Crompton Greaves Consumer Electricals Ltd.	55,800	271,213
Deepak Nitrite Ltd.	594	17,822
Divi's Laboratories Ltd.	8,346	460,045
Dr. Lal PathLabs Ltd.(b)	576	19,208
GlaxoSmithKline Pharmaceuticals Ltd.	6,213	197,520
Gujarat Gas Ltd.	21,958	165,487
Havells India Ltd.	11,105	242,695
HDFC Asset Management Co. Ltd.(b)	14,626	700,417
IndiaMart InterMesh Ltd.(b)	717	23,051
Ipca Laboratories Ltd.	4,098	55,518
JB Chemicals & Pharmaceuticals Ltd.	3,538	74,447
Jindal Stainless Ltd.	5,740	56,617
Jindal Steel & Power Ltd.	8,134	101,876
JSW Steel Ltd.	41,275	461,072
Jubilant Foodworks Ltd.	11,743	79,319
Kajaria Ceramics Ltd.	5,131	86,646
KPIT Technologies Ltd.	3,566	69,909
L&T Technology Services Ltd.(b)	2,437	143,467
Laurus Labs Ltd.(b)	19,117	97,330
LTIMindtree Ltd.(b)	6,034	389,667
Marico Ltd.	42,449	312,052
Mazagon Dock Shipbuilders Ltd.	1,281	65,772
Mphasis Ltd.	10,277	302,755
Navin Fluorine International Ltd.	1,750	75,011
Nestle India Ltd.	28,111	860,194
Oberoi Realty Ltd.	4,457	94,378
Page Industries Ltd.	427	200,215
Patanjali Foods Ltd.	5,646	107,751
Persistent Systems Ltd.	4,641	236,061
PI Industries Ltd.	2,974	135,482
Polycab India Ltd.	1,808	146,125
Relaxo Footwears Ltd.	892	8,850
SBI Cards & Payment Services Ltd.	13,927	121,019
Schaeffler India Ltd.	1,661	94,426
SKF India Ltd.	538	41,727
Sundram Fasteners Ltd.	4,386	71,167
Supreme Industries Ltd.	3,743	267,341
Tata Communications Ltd.	10,347	230,106
Tata Consultancy Services Ltd.	80,551	3,771,347
Tata Elxsi Ltd.	1,436	120,570
Tata Steel Ltd.	1,886,232	3,936,120
Tech Mahindra Ltd.	150,797	2,586,629
Titan Co. Ltd.	10,632	434,039
Torrent Pharmaceuticals Ltd.	8,925	298,754
Tube Investments of India Ltd.	1,348	68,853
Varun Beverages Ltd.	4,122	80,549
Vinati Organics Ltd.	3,285	74,767
Total India		19,563,461
Indonesia - 0.1%
Indosat Tbk. PT	414,400	270,783
Mitra Keluarga Karyasehat Tbk. PT(c)	583,100	107,540
Sumber Alfaria Trijaya Tbk. PT	1,353,000	227,221
Total Indonesia		605,544
Israel - 0.1%
Newmed Energy LP	282,479	671,930
Italy - 1.1%
Brunello Cucinelli SpA(a)	4,491	450,037
Carel Industries SpA(a)(b)	7,011	129,993
DiaSorin SpA(a)	4,926	491,305
Ferrari NV	8,423	3,436,714
Moncler SpA	38,252	2,339,266
Reply SpA	1,765	260,668
Total Italy		7,107,983
Japan - 5.5%
Advantest Corp.	29,900	1,194,253
Asahi Intecc Co. Ltd.(a)	7,100	99,553
BayCurrent Consulting, Inc.	7,400	149,049
Dentsu Soken, Inc.	4,900	160,835
Disco Corp.	5,300	2,011,140
FANUC Corp.	156,300	4,284,015
Hoya Corp.	17,600	2,046,550
Ibiden Co. Ltd.	3,600	146,542
Internet Initiative Japan, Inc.	16,200	238,629
Kakaku.com, Inc.	41,700	546,590
Keyence Corp.	6,500	2,850,771
Kobe Bussan Co. Ltd.(a)	8,400	187,154
Kotobuki Spirits Co. Ltd.(a)	2,600	30,185
Lasertec Corp.(a)	3,500	785,248
M3, Inc.	30,000	285,994
Mitsui High-Tec, Inc.(a)	2,100	82,050
MonotaRO Co. Ltd.(a)	36,400	427,902
Murata Manufacturing Co. Ltd.	181,400	3,746,182
Obic Co. Ltd.	5,300	683,340
Persol Holdings Co. Ltd.	588,200	814,324
SG Holdings Co. Ltd.	113,000	1,041,418
Taiyo Yuden Co. Ltd.(a)	12,700	322,592
TechnoPro Holdings, Inc.(a)	14,000	229,330
Toei Animation Co. Ltd.(a)	17,300	268,007
Tokyo Electron Ltd.	47,600	10,327,241
Tokyo Ohka Kogyo Co. Ltd.	16,500	447,426
Tokyo Seimitsu Co. Ltd.	5,500	420,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2024

Investments	Shares	Value
Tosoh Corp.	99,300	$1,295,110
Total Japan		35,121,811
Malaysia - 0.3%
MR DIY Group M Bhd.(b)	811,700	333,799
Petronas Chemicals Group Bhd.	716,200	957,970
Press Metal Aluminium Holdings Bhd.	398,800	486,929
Total Malaysia		1,778,698
Mexico - 1.5%
Grupo Aeroportuario del Centro Norte SAB de CV	167,496	1,421,272
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	112,173	1,755,581
Grupo Mexico SAB de CV, Series B	1,215,863	6,543,604
Total Mexico		9,720,457
Netherlands - 5.5%
ASM International NV	1,515	1,155,751
ASML Holding NV	20,716	21,407,538
Universal Music Group NV(a)	251,893	7,499,668
Wolters Kluwer NV	28,776	4,774,139
Total Netherlands		34,837,096
Norway - 0.5%
Kongsberg Gruppen ASA	32,247	2,634,881
TOMRA Systems ASA	32,745	391,802
Total Norway		3,026,683
Poland - 0.1%
KGHM Polska Miedz SA	13,285	496,859
Russia - 0.0%
Evraz PLC*†	243,480	0
GMK Norilskiy Nickel PAO*†	1,620,900	0
LUKOIL PJSC*†	68,533	0
LUKOIL PJSC, ADR*†	2,107	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	54,588	0
MMC Norilsk Nickel PJSC, ADR*†	12	0
Novatek PJSC*†	97,470	0
PhosAgro PJSC*†	8,504	0
PhosAgro PJSC, GDR*†(c)	166	0
Total Russia		0
Saudi Arabia - 0.3%
Aldrees Petroleum & Transport Services Co.	5,699	182,898
Sahara International Petrochemical Co.	229,898	1,795,503
Total Saudi Arabia		1,978,401
South Africa - 1.3%
Capitec Bank Holdings Ltd.	19,177	2,761,026
Gold Fields Ltd.	258,665	3,873,175
Northam Platinum Holdings Ltd.	165,711	1,155,258
OUTsurance Group Ltd.	185,451	471,448
Total South Africa		8,260,907
South Korea - 4.7%
JYP Entertainment Corp.	18	749
Kumho Petrochemical Co. Ltd.	5,913	629,317
LG Innotek Co. Ltd.	1,182	233,566
NCSoft Corp.	4,004	523,298
Samsung Electro-Mechanics Co. Ltd.	4,997	573,575
Samsung Electronics Co. Ltd.	475,854	28,174,429
Total South Korea		30,134,934
Spain - 2.0%
Endesa SA(a)	607,509	11,417,005
Laboratorios Farmaceuticos Rovi SA	8,088	758,911
Viscofan SA(a)	10,289	678,175
Total Spain		12,854,091
Sweden - 1.7%
Evolution AB(b)	30,305	3,159,215
Fortnox AB(a)	9,484	57,297
Husqvarna AB, Class B(a)	123,895	993,715
Investment AB Latour, Class B(a)	78,700	2,126,867
Munters Group AB(b)	8,846	166,893
Nibe Industrier AB, Class B(a)	119,190	505,788
Paradox Interactive AB	2,418	32,422
Sectra AB, Class B*(a)	11,484	262,642
Securitas AB, Class B	139,193	1,382,703
Skanska AB, Class B(a)	116,356	2,096,346
Total Sweden		10,783,888
Switzerland - 10.2%
Clariant AG, Registered Shares(a)	64,816	1,019,918
Logitech International SA, Registered Shares	13,920	1,346,457
Partners Group Holding AG	6,607	8,484,841
Roche Holding AG	87,248	24,224,767
Roche Holding AG, Bearer Shares(a)	11,583	3,529,296
Sika AG, Registered Shares	14,681	4,202,040
Sonova Holding AG, Registered Shares	8,854	2,735,222
Straumann Holding AG, Registered Shares	6,334	784,525
Tecan Group AG, Registered Shares(a)	974	326,040
UBS Group AG, Registered Shares	537,867	15,831,941
VAT Group AG(b)	3,939	2,232,947
Total Switzerland		64,717,994
Taiwan - 11.0%
Accton Technology Corp.	46,000	786,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2024

Investments	Shares	Value
ASE Technology Holding Co. Ltd.	1,567,000	$8,138,942
Asia Vital Components Co. Ltd.	28,000	660,265
ASMedia Technology, Inc.	3,000	207,142
Eclat Textile Co. Ltd.	61,000	994,683
Elite Material Co. Ltd.	35,000	512,461
Faraday Technology Corp.	19,849	205,578
Fortune Electric Co. Ltd.	15,000	436,940
Gigabyte Technology Co. Ltd.(a)	64,000	602,685
Global Unichip Corp.	6,000	296,842
Hiwin Technologies Corp.	69,000	453,031
Jentech Precision Industrial Co. Ltd.	11,000	406,886
King Slide Works Co. Ltd.	9,000	344,004
Lotes Co. Ltd.	16,337	820,841
Micro-Star International Co. Ltd.	152,000	833,994
momo.com, Inc.	21,032	278,447
Nan Ya Printed Circuit Board Corp.	85,000	487,339
Nien Made Enterprise Co. Ltd.	58,000	697,255
Powertech Technology, Inc.	278,000	1,611,023
Qisda Corp.	399,000	472,284
Quanta Computer, Inc.	376,000	3,616,109
Sinbon Electronics Co. Ltd.	35,000	315,029
Taiwan Semiconductor Manufacturing Co. Ltd.	1,400,000	41,687,345
Tripod Technology Corp.	95,000	639,844
Unimicron Technology Corp.	346,000	1,919,763
Wiwynn Corp.	19,000	1,549,096
WT Microelectronics Co. Ltd.	91,315	349,030
Yageo Corp.	40,000	900,082
Total Taiwan		70,223,895
Thailand - 0.1%
Carabao Group PCL, NVDR	76,200	138,083
Delta Electronics Thailand PCL, NVDR	136,700	310,110
Total Thailand		448,193
Turkey - 0.9%
Aselsan Elektronik Sanayi ve Ticaret AS	35,262	63,030
BIM Birlesik Magazalar AS	58,143	966,582
Coca-Cola Icecek AS	3,328	83,851
Enerjisa Enerji AS(b)	90,041	186,352
Ford Otomotiv Sanayi AS	13,759	471,735
Haci Omer Sabanci Holding AS	333,448	981,522
Is Yatirim Menkul Degerler AS	49,010	58,483
Koza Altin Isletmeleri AS	42,901	27,900
Migros Ticaret AS	4,914	79,443
Tofas Turk Otomobil Fabrikasi AS	22,680	235,216
Turk Traktor ve Ziraat Makineleri AS	4,451	126,673
Turkcell Iletisim Hizmetleri AS	195,659	600,402
Turkiye Garanti Bankasi AS	183,671	629,726
Turkiye Is Bankasi AS, Class C	2,660,988	1,286,521
Turkiye Sise ve Cam Fabrikalari AS	144,871	221,835
Total Turkey		6,019,271
United Kingdom - 9.4%
Admiral Group PLC	91,298	3,017,965
Airtel Africa PLC(b)	937,500	1,423,297
Ashtead Group PLC	52,936	3,534,523
Auto Trader Group PLC(b)	82,091	831,415
Bellway PLC	54,792	1,756,498
Burberry Group PLC	71,792	796,623
Diageo PLC	446,491	14,050,963
Greggs PLC	16,358	573,198
Hays PLC	532,862	636,543
Howden Joinery Group PLC	117,394	1,303,674
Imperial Brands PLC	564,480	14,442,431
JD Sports Fashion PLC	227,449	343,584
Redrow PLC	152,078	1,282,252
RELX PLC	262,764	12,087,296
Rightmove PLC	86,054	584,153
RS Group PLC	90,534	802,252
Sage Group PLC	102,997	1,417,210
Spirax Group PLC	9,283	995,097
Total United Kingdom		59,878,974
TOTAL COMMON STOCKS (Cost: $533,466,105)		633,229,507
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc., expiring 3/31/40*†(a) (Cost: $0)	545	0
EXCHANGE-TRADED FUNDS - 0.0%
United States - 0.0%
WisdomTree Emerging Markets High Dividend Fund(d)	1,243	53,834
WisdomTree International Equity Fund(a)(d)	1,420	76,283
TOTAL EXCHANGE-TRADED FUNDS (Cost: $130,689)		130,117
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%
United States - 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(e) (Cost: $29,478,843)	29,478,843	29,478,843
TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $563,075,637)		662,838,467
Other Assets less Liabilities - (4.2)%		(26,912,826)
NET ASSETS - 100.0%		$635,925,641

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2024

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $57,395,359 and the total market value of the collateral held by the Fund was $61,094,747. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $31,615,904.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$418	$594,840	$538,909	$(3,387)	$872	$53,834	$8,748
WisdomTree International Equity Fund	548	903,018	801,123	(24,595)	(1,565)	76,283	16,689
Total	$966	$1,497,858	$1,340,032	$(27,982)	$(693)	$130,117	$25,437

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	633,229,507	—	—		633,229,507
Warrants	—	—	0	*	0
Exchange-Traded Funds	130,117	—	—		130,117
Investment of Cash Collateral for Securities Loaned	—	29,478,843	—		29,478,843
Total Investments in Securities	$633,359,624	$29,478,843	$0		$662,838,467

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.2%
Australia - 3.0%
Ampol Ltd.(a)	1,985	$42,873
ANZ Group Holdings Ltd.	9,999	188,582
APA Group(a)	1,616	8,623
Bendigo & Adelaide Bank Ltd.	6,897	52,925
Coles Group Ltd.	5,990	68,127
Commonwealth Bank of Australia(a)	4,541	386,306
Dexus(a)	1,455	6,297
Endeavour Group Ltd.(a)	6,785	22,883
GPT Group(a)	17,526	46,819
IGO Ltd.(a)	4,144	15,609
Incitec Pivot Ltd.	12,937	25,056
JB Hi-Fi Ltd.	1,217	49,750
Macquarie Group Ltd.	1,161	158,711
Medibank Pvt Ltd.(a)	18,242	45,442
Metcash Ltd.	11,043	26,108
Mirvac Group(a)	11,463	14,316
National Australia Bank Ltd.	6,339	153,380
New Hope Corp. Ltd.(a)	5,357	17,459
Origin Energy Ltd.	6,814	49,421
Rio Tinto Ltd.(a)	1,473	117,065
Rio Tinto PLC	5,544	364,495
Santos Ltd.(a)	11,492	58,790
Scentre Group	40,007	83,362
Stockland	17,573	48,940
Suncorp Group Ltd.	4,199	48,823
Telstra Group Ltd.	40,385	97,635
Transurban Group(a)	10,365	85,836
Vicinity Ltd.	37,270	46,048
Viva Energy Group Ltd.(b)	17,979	37,823
Wesfarmers Ltd.(a)	4,130	179,781
Westpac Banking Corp.(a)	9,516	173,054
Whitehaven Coal Ltd.	6,712	34,292
Woodside Energy Group Ltd.(a)	12,714	239,532
Yancoal Australia Ltd.(a)	12,377	54,721
Total Australia		3,048,884
Austria - 0.4%
BAWAG Group AG(b)	596	37,751
Erste Group Bank AG	2,483	117,729
Mondi PLC	2,761	52,998
OMV AG	1,860	81,054
Verbund AG	567	44,756
voestalpine AG	977	26,408
Total Austria		360,696
Belgium - 0.3%
Aedifica SA	168	10,200
Ageas SA	990	45,285
Cofinimmo SA	507	30,619
KBC Group NV	1,898	134,053
Solvay SA(a)	475	16,734
Warehouses De Pauw CVA	1,643	44,550
Total Belgium		281,441
Brazil - 1.3%
Ambev SA	29,913	61,448
Banco Bradesco SA	16,054	32,342
Banco do Brasil SA	36,988	177,866
BB Seguridade Participacoes SA	7,904	46,859
CPFL Energia SA	5,255	30,965
Engie Brasil Energia SA	5,453	43,481
Klabin SA	6,852	26,449
Lojas Renner SA	15,677	35,224
Neoenergia SA	5,891	19,695
Petroleo Brasileiro SA	71,506	519,838
Telefonica Brasil SA	2,838	23,166
TIM SA	4,133	11,816
Vale SA	24,184	270,905
Vibra Energia SA	10,063	37,865
Total Brazil		1,337,919
Canada - 3.7%
AltaGas Ltd.(a)	1,253	28,304
Atco Ltd., Class I(a)	1,496	42,605
Bank of Montreal	1,955	164,061
Bank of Nova Scotia(a)	4,266	195,101
BCE, Inc.(a)	5,324	172,402
Brookfield Infrastructure Corp., Class A(a)	1,205	40,553
Canadian Imperial Bank of Commerce(a)	2,604	123,792
Canadian Natural Resources Ltd.(a)	6,982	248,645
Canadian Tire Corp. Ltd., Class A(a)	178	17,658
Canadian Utilities Ltd., Class A(a)	60	1,296
Capital Power Corp.(a)	1,062	30,261
Choice Properties Real Estate Investment Trust	3,910	36,690
Emera, Inc.(a)	345	11,510
Enbridge, Inc.(a)	12,465	443,360
Fortis, Inc.(a)	1,108	43,054
Great-West Lifeco, Inc.(a)	3,042	88,724
IGM Financial, Inc.(a)	1,960	54,101
Keyera Corp.(a)	2,107	58,343
Manulife Financial Corp.	6,135	163,334
National Bank of Canada(a)	981	77,793
Northland Power, Inc.(a)	2,549	43,814
Paramount Resources Ltd., Class A(a)	752	17,080
Pembina Pipeline Corp.	2,052	76,120
Power Corp. of Canada(a)	2,232	62,017
RioCan Real Estate Investment Trust	3,240	39,803
Royal Bank of Canada(a)	5,473	582,557
Sun Life Financial, Inc.	2,762	135,400
Suncor Energy, Inc.	4,041	154,009
TELUS Corp.	7,860	118,961
Toronto-Dominion Bank	4,920	270,387
Tourmaline Oil Corp.(a)	3,174	143,930
Whitecap Resources, Inc.(a)	3,717	27,191
Total Canada		3,712,856
Chile - 0.3%
Banco de Chile	802,002	89,221
Banco Santander Chile	448,490	21,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2024

Investments	Shares	Value
Cencosud SA	14,677	$27,599
Empresas CMPC SA	22,759	42,677
Empresas Copec SA	4,767	36,614
Enel Chile SA	511,829	28,793
Total Chile		245,905
China - 2.8%
Agricultural Bank of China Ltd., Class H	248,074	106,126
Anhui Conch Cement Co. Ltd., Class H(a)	14,500	34,544
Bank of China Ltd., Class H	732,000	360,965
Bank of Communications Co. Ltd., Class H	197,000	154,675
BOC Hong Kong Holdings Ltd.	21,500	66,229
China CITIC Bank Corp. Ltd., Class H	133,000	85,346
China Construction Bank Corp., Class H	768,536	567,981
China Feihe Ltd.(b)	38,000	17,571
China Life Insurance Co. Ltd., Class H	42,000	59,390
China Medical System Holdings Ltd.	10,000	8,479
China Merchants Bank Co. Ltd., Class H	21,500	97,622
China Minsheng Banking Corp. Ltd., Class H(a)	130,500	45,130
China Pacific Insurance Group Co. Ltd., Class H	10,400	25,389
China Railway Group Ltd., Class H	32,000	17,665
China Shenhua Energy Co. Ltd., Class H	54,500	250,951
CSPC Pharmaceutical Group Ltd.	58,000	46,207
ENN Energy Holdings Ltd.	4,300	35,441
Industrial & Commercial Bank of China Ltd., Class H	482,000	286,457
PetroChina Co. Ltd., Class H	308,000	311,653
PICC Property & Casualty Co. Ltd., Class H	40,000	49,696
Ping An Insurance Group Co. of China Ltd., Class H	28,000	126,957
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	55,000	32,264
Sinopharm Group Co. Ltd., Class H	10,800	28,704
Tingyi Cayman Islands Holding Corp.(a)	10,000	12,053
Wilmar International Ltd.	8,300	18,985
Total China		2,846,480
Czech Republic - 0.1%
CEZ AS(a)	3,148	118,544
Denmark - 0.1%
Danske Bank AS	2,252	67,157
Tryg AS	2,575	56,324
Total Denmark		123,481
Finland - 0.6%
Elisa OYJ	1,002	46,006
Kesko OYJ, Class B(a)	1,824	32,040
Kone OYJ, Class B	1,675	82,740
Nordea Bank Abp	24,848	295,871
Sampo OYJ, Class A(a)	676	29,053
UPM-Kymmene OYJ	2,024	70,760
Valmet OYJ(a)	1,435	41,048
Total Finland		597,518
France - 2.7%
Amundi SA(b)	813	52,498
AXA SA	11,225	367,769
BNP Paribas SA	4,512	287,871
Bouygues SA	843	27,077
Cie Generale des Etablissements Michelin SCA	3,128	121,056
Credit Agricole SA	14,796	202,026
Danone SA	2,602	159,179
Eiffage SA	419	38,512
Gecina SA	441	40,624
Klepierre SA	1,557	41,685
La Francaise des Jeux SAEM(b)	1,215	41,409
Orange SA	10,823	108,502
Publicis Groupe SA(a)	1,064	113,327
Rexel SA	1,444	37,390
Rubis SCA	1,288	36,250
Societe Generale SA	3,843	90,283
TotalEnergies SE(a)	12,154	811,914
Veolia Environnement SA	3,654	109,340
Verallia SA(b)	961	34,895
Total France		2,721,607
Germany - 2.0%
Allianz SE, Registered Shares	1,655	460,287
Bayer AG, Registered Shares	3,326	94,035
Bayerische Motoren Werke AG	5,202	492,740
Deutsche Post AG, Registered Shares	3,852	156,012
DWS Group GmbH & Co. KGaA(b)	1,216	43,190
E.ON SE	12,865	168,973
Evonik Industries AG	2,513	51,308
HochTief AG	394	44,845
K & S AG, Registered Shares	2,263	30,499
Mercedes-Benz Group AG	6,018	416,463
Suedzucker AG	693	10,101
Total Germany		1,968,453
Hong Kong - 0.5%
Bank of East Asia Ltd.	22,400	28,461
CLP Holdings Ltd.	10,000	80,821
Hang Seng Bank Ltd.	7,300	93,875
Hong Kong & China Gas Co. Ltd.	72,000	54,779
Link REIT	9,966	38,741
MTR Corp. Ltd.	23,500	74,196
Power Assets Holdings Ltd.	7,000	37,881
Sun Hung Kai Properties Ltd.	8,000	69,216
Swire Pacific Ltd., Class B	25,000	33,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2024

Investments	Shares	Value
Swire Properties Ltd.	14,600	$23,263
Total Hong Kong		534,791
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC	3,532	27,586
India - 0.9%
Coal India Ltd.	35,171	199,564
HCL Technologies Ltd.	7,557	132,276
Indian Oil Corp. Ltd.	41,696	82,820
NMDC Ltd.	18,102	53,413
Oil & Natural Gas Corp. Ltd.	31,216	102,646
Petronet LNG Ltd.	10,283	40,725
Power Grid Corp. of India Ltd.	44,674	177,303
Tech Mahindra Ltd.	3,597	61,700
Vedanta Ltd.	16,593	90,340
Total India		940,787
Indonesia - 0.5%
Adaro Energy Indonesia Tbk. PT	201,300	34,298
Astra International Tbk. PT	307,700	83,807
Bank Mandiri Persero Tbk. PT	300,600	112,897
Bank Rakyat Indonesia Persero Tbk. PT	547,400	153,773
Bukit Asam Tbk. PT	97,300	14,558
Indo Tambangraya Megah Tbk. PT	7,500	10,947
Indofood Sukses Makmur Tbk. PT	24,200	8,978
Telkom Indonesia Persero Tbk. PT	208,600	39,873
United Tractors Tbk. PT	21,500	28,853
Total Indonesia		487,984
Ireland - 0.1%
Smurfit Kappa Group PLC	1,260	56,177
Israel - 0.2%
Amot Investments Ltd.	3,987	15,981
Bank Hapoalim BM	7,288	65,099
Delek Group Ltd.	330	34,601
First International Bank of Israel Ltd.	453	17,328
Israel Discount Bank Ltd., Class A	8,905	45,126
Mizrahi Tefahot Bank Ltd.	1,271	44,130
Total Israel		222,265
Italy - 1.9%
A2A SpA	28,186	56,173
Assicurazioni Generali SpA	7,739	193,174
Banca Mediolanum SpA	5,729	63,304
Banco BPM SpA(a)	7,399	47,690
Enel SpA	76,521	532,582
Eni SpA	14,003	215,421
FinecoBank Banca Fineco SpA(a)	3,444	51,380
Hera SpA(a)	11,384	38,969
Intesa Sanpaolo SpA	70,849	263,562
Italgas SpA	10,331	50,955
Mediobanca Banca di Credito Finanziario SpA(a)	3,956	58,044
Poste Italiane SpA(b)	5,549	70,741
Snam SpA(a)	7,694	34,064
Terna - Rete Elettrica Nazionale(a)	7,073	54,716
UniCredit SpA	4,655	172,644
Total Italy		1,903,419
Japan - 1.5%
AGC, Inc.(a)	800	25,891
ENEOS Holdings, Inc.	2,800	14,388
Haseko Corp.(a)	2,000	22,106
Isuzu Motors Ltd.	2,700	35,768
Japan Post Holdings Co. Ltd.	10,800	107,087
Japan Tobacco, Inc.(a)	12,000	324,357
MS&AD Insurance Group Holdings, Inc.	4,400	97,787
Nippon Steel Corp.	5,900	124,741
Niterra Co. Ltd.	2,000	58,063
SBI Holdings, Inc.	1,700	42,981
Sekisui House Ltd.	2,500	55,374
SoftBank Corp.(a)	14,300	174,638
Sojitz Corp.	2,000	48,601
Sompo Holdings, Inc.	3,200	68,333
Sumitomo Corp.	5,686	141,991
Sumitomo Mitsui Trust Holdings, Inc.	2,000	45,630
Takeda Pharmaceutical Co. Ltd.(a)	4,500	116,710
Tosoh Corp.	2,300	29,998
Total Japan		1,534,444
Malaysia - 0.5%
CIMB Group Holdings Bhd.	71,900	103,640
HAP Seng Consolidated Bhd.	13,000	12,042
Kuala Lumpur Kepong Bhd.	5,700	24,939
Malayan Banking Bhd.	75,093	158,543
Maxis Bhd.	30,600	22,897
MISC Bhd.	28,700	51,833
Petronas Gas Bhd.	4,800	18,132
Public Bank Bhd.	121,500	103,536
RHB Bank Bhd.	9,967	11,641
Sime Darby Bhd.	49,700	27,602
Total Malaysia		534,805
Mexico - 0.8%
Arca Continental SAB de CV(a)	3,430	33,654
Banco del Bajio SA(b)	10,407	31,593
Coca-Cola Femsa SAB de CV	5,345	45,854
Fibra Uno Administracion SA de CV	47,391	58,262
Grupo Aeroportuario del Centro Norte SAB de CV(a)	4,203	35,664
Grupo Financiero Banorte SAB de CV, Class O	33,560	261,645
Grupo Mexico SAB de CV, Series B	18,802	101,190
Kimberly-Clark de Mexico SAB de CV, Class A	13,557	23,466
Orbia Advance Corp. SAB de CV	2,039	2,847
Promotora y Operadora de Infraestructura SAB de CV	4,618	42,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2024

Investments	Shares	Value
Wal-Mart de Mexico SAB de CV	39,748	$135,337
Total Mexico		772,259
Netherlands - 0.6%
Aegon Ltd.	9,561	59,105
ING Groep NV(a)	19,403	331,933
Koninklijke KPN NV	25,076	96,213
Koninklijke Vopak NV	671	27,874
Randstad NV(a)	499	22,638
SBM Offshore NV(a)	688	10,544
Signify NV(a)(b)	515	12,861
Total Netherlands		561,168
Norway - 0.5%
Aker BP ASA	3,779	96,609
DNB Bank ASA	6,615	130,281
Gjensidige Forsikring ASA	2,896	51,895
Leroy Seafood Group ASA	2,260	9,182
SpareBank 1 SR-Bank ASA	3,507	43,016
Telenor ASA	4,520	51,663
Var Energi ASA	21,131	74,859
Wallenius Wilhelmsen ASA	5,008	51,221
Total Norway		508,726
Philippines - 0.1%
International Container Terminal Services, Inc.	11,170	66,667
PLDT, Inc.	770	18,879
Total Philippines		85,546
Poland - 0.3%
Bank Polska Kasa Opieki SA	1,555	64,984
ORLEN SA	8,639	145,465
Powszechny Zaklad Ubezpieczen SA	4,122	52,847
Total Poland		263,296
Portugal - 0.1%
EDP - Energias de Portugal SA	10,806	40,523
Galp Energia SGPS SA	2,492	52,668
Navigator Co. SA	10,379	43,227
Total Portugal		136,418
Russia - 0.0%
Evraz PLC*†	5,263	0
GMK Norilskiy Nickel PAO*†	32,100	0
Magnit PJSC*†	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	1,299	0
MMC Norilsk Nickel PJSC, ADR*†	5	0
Mobile TeleSystems PJSC, ADR*†	3,583	0
Novolipetsk Steel PJSC*†	11,640	0
PhosAgro PJSC*†	247	0
PhosAgro PJSC, GDR*†(c)	4	0
Polyus PJSC*†	83	0
Sberbank of Russia PJSC*†	14,088	0
Sberbank of Russia PJSC, ADR*†	6,465	0
Severstal PAO, GDR*†(c)	1,737	0
Tatneft PJSC*†	2,124	0
Tatneft PJSC, ADR*†	85	0
Total Russia		0
Saudi Arabia - 0.5%
Arabian Centres Co.(b)	2,692	14,624
Banque Saudi Fransi	4,344	40,990
Jarir Marketing Co.	7,242	24,361
Riyad Bank	6,873	47,083
SABIC Agri-Nutrients Co.	2,368	73,598
Sahara International Petrochemical Co.	920	7,185
Saudi Aramco Base Oil Co.	1,160	41,000
Saudi Awwal Bank	4,483	45,528
Saudi Basic Industries Corp.	4,042	79,513
Saudi Cement Co.	1,294	15,746
Saudi Telecom Co.	11,194	113,682
Total Saudi Arabia		503,310
Singapore - 1.2%
DBS Group Holdings Ltd.	12,805	338,160
Genting Singapore Ltd.	65,800	41,997
Keppel Ltd.	6,000	28,644
Netlink NBN Trust(c)	66,600	40,788
Oversea-Chinese Banking Corp. Ltd.	25,913	275,908
Singapore Airlines Ltd.(a)	18,400	93,680
Singapore Technologies Engineering Ltd.	12,759	40,765
Singapore Telecommunications Ltd.	76,100	154,418
United Overseas Bank Ltd.	6,313	145,941
Venture Corp. Ltd.	2,000	20,985
Total Singapore		1,181,286
South Africa - 0.6%
Absa Group Ltd.	1,175	10,196
Anglo American Platinum Ltd.	237	7,810
FirstRand Ltd.	26,606	112,048
Nedbank Group Ltd.	3,992	56,056
Old Mutual Ltd.	55,675	37,777
Sanlam Ltd.	11,218	49,713
Sasol Ltd.	5,869	44,387
Standard Bank Group Ltd.	15,756	181,902
Vodacom Group Ltd.(a)	8,253	44,072
Woolworths Holdings Ltd.	11,497	38,899
Total South Africa		582,860
South Korea - 0.7%
DB Insurance Co. Ltd.	612	50,907
GS Holdings Corp.	826	28,143
Hana Financial Group, Inc.	2,495	110,023
Industrial Bank of Korea	2,195	22,357
KB Financial Group, Inc.	1,715	97,804
KT&G Corp.	657	42,098
Samsung Fire & Marine Insurance Co. Ltd.	182	51,433
Samsung Life Insurance Co. Ltd.	462	29,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2024

Investments	Shares	Value
Shinhan Financial Group Co. Ltd.	1,767	$61,810
Woori Financial Group, Inc.	14,988	159,952
Total South Korea		654,231
Spain - 1.7%
Acerinox SA	2,757	28,632
ACS Actividades de Construccion y Servicios SA	1,434	61,906
Banco Bilbao Vizcaya Argentaria SA	30,837	309,080
Bankinter SA(a)	3,611	29,513
CaixaBank SA	29,741	157,558
Enagas SA(a)	2,351	34,998
Endesa SA(a)	8,947	168,142
Fluidra SA(a)	1,331	27,802
Fomento de Construcciones y Contratas SA(a)	1,533	22,838
Iberdrola SA(a)	33,102	429,805
Inmobiliaria Colonial Socimi SA(a)	1,656	9,637
Mapfre SA(a)	19,315	44,590
Merlin Properties Socimi SA	2,469	27,520
Naturgy Energy Group SA(a)	5,345	115,487
Redeia Corp. SA(a)	3,333	58,297
Repsol SA(a)	5,222	82,467
Telefonica SA	29,836	126,628
Total Spain		1,734,900
Sweden - 0.5%
H & M Hennes & Mauritz AB, Class B(a)	4,244	67,186
Skandinaviska Enskilda Banken AB, Class A	9,092	134,360
Skanska AB, Class B	2,177	39,222
SKF AB, Class B	1,446	29,056
Svenska Handelsbanken AB, Class A(a)	6,058	57,747
Swedbank AB, Class A	5,827	120,004
Total Sweden		447,575
Switzerland - 1.6%
Adecco Group AG, Registered Shares	1,205	39,988
Baloise Holding AG, Registered Shares(a)	140	24,647
Helvetia Holding AG, Registered Shares(a)	378	51,109
Holcim AG, Registered Shares	3,132	277,509
Julius Baer Group Ltd.	977	54,580
Kuehne & Nagel International AG, Registered Shares	688	197,840
SGS SA, Registered Shares	1,089	96,951
Swiss Life Holding AG, Registered Shares	100	73,514
Swiss Prime Site AG, Registered Shares	540	51,200
Swiss Re AG	1,743	216,275
Swisscom AG, Registered Shares	236	132,760
Zurich Insurance Group AG	738	393,474
Total Switzerland		1,609,847
Taiwan - 2.7%
ASE Technology Holding Co. Ltd.	49,000	254,504
Asia Cement Corp.	20,000	27,033
Asustek Computer, Inc.	4,000	61,403
Chunghwa Telecom Co. Ltd.	33,000	127,661
Compal Electronics, Inc.	31,000	33,158
CTBC Financial Holding Co. Ltd.	79,480	92,731
Far Eastern New Century Corp.	38,000	41,290
Far EasTone Telecommunications Co. Ltd.	2,000	5,185
Formosa Plastics Corp.	23,000	40,766
Giant Manufacturing Co. Ltd.	4,217	27,557
Hon Hai Precision Industry Co. Ltd.	60,000	395,789
Lite-On Technology Corp., ADR	17,000	55,546
MediaTek, Inc.	17,000	733,628
Micro-Star International Co. Ltd.	5,000	27,434
Nan Ya Plastics Corp.	25,000	37,991
Novatek Microelectronics Corp.	7,000	130,758
Pegatron Corp.	19,680	63,393
Pou Chen Corp.	31,000	33,445
Powertech Technology, Inc.	8,000	46,360
Realtek Semiconductor Corp.	5,000	84,152
Shanghai Commercial & Savings Bank Ltd.	36,000	51,101
Taiwan Mobile Co. Ltd.	20,000	65,965
Uni-President Enterprises Corp.	27,000	67,663
Unimicron Technology Corp.	9,000	49,936
United Microelectronics Corp.	96,000	164,826
Walsin Lihwa Corp.	31,000	33,923
Total Taiwan		2,753,198
Thailand - 0.2%
PTT Exploration & Production PCL, NVDR	12,400	51,360
PTT PCL, NVDR	69,700	61,728
SCB X PCL, NVDR	31,300	87,851
Tisco Financial Group PCL, NVDR	10,300	26,804
TMBThanachart Bank PCL, NVDR	374,300	17,441
Total Thailand		245,184
Turkey - 0.1%
Akbank TAS	20,407	39,870
Turkiye Petrol Rafinerileri AS	14,796	74,694
Total Turkey		114,564
United Kingdom - 3.5%
Admiral Group PLC	1,163	38,444
Barclays PLC	52,839	139,532
Bellway PLC	1,300	41,675
BP PLC	51,851	311,469
British American Tobacco PLC	15,404	473,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2024

Investments	Shares	Value
British Land Co. PLC	9,302	$48,399
BT Group PLC(a)	48,241	85,588
DS Smith PLC	11,567	61,558
Games Workshop Group PLC	267	36,013
Hargreaves Lansdown PLC	4,264	61,016
HSBC Holdings PLC	91,413	790,282
Imperial Brands PLC	5,443	139,261
ITV PLC	32,686	33,261
J Sainsbury PLC	8,163	26,313
Land Securities Group PLC	3,659	28,654
Lloyds Banking Group PLC	219,592	151,951
National Grid PLC	23,928	266,963
NatWest Group PLC	39,584	156,019
Schroders PLC	5,940	27,317
Severn Trent PLC	16	481
SSE PLC	7,008	158,528
St. James's Place PLC	1,581	10,922
Tesco PLC	32,862	127,115
TORM PLC, Class A	1,440	56,290
United Utilities Group PLC	1,881	23,364
Vodafone Group PLC	212,237	187,158
Total United Kingdom		3,480,747
United States - 60.1%
AbbVie, Inc.	23,235	3,985,267
AGCO Corp.	1,253	122,644
Agree Realty Corp.	1,345	83,309
Alexandria Real Estate Equities, Inc.	1,986	232,302
ALLETE, Inc.	1,170	72,949
Alliant Energy Corp.	1,294	65,865
Altria Group, Inc.	53,543	2,438,884
American Electric Power Co., Inc.	5,092	446,772
American Tower Corp.	4,088	794,625
Amgen, Inc.	3,635	1,135,756
Antero Midstream Corp.	5,510	81,217
Associated Banc-Corp.	1,136	24,026
Atlantic Union Bankshares Corp.(a)	844	27,725
AvalonBay Communities, Inc.	1,786	369,506
Avista Corp.	1,254	43,401
Bank of America Corp.	52,673	2,094,805
Bank of New York Mellon Corp.	5,333	319,393
Bank OZK	1,096	44,936
Best Buy Co., Inc.	2,549	214,855
Black Hills Corp.	675	36,707
Bloomin' Brands, Inc.(a)	1,420	27,307
Blue Owl Capital, Inc.	3,068	54,457
Bristol-Myers Squibb Co.	27,575	1,145,190
Brixmor Property Group, Inc.	4,267	98,525
Broadstone Net Lease, Inc.	5,247	83,270
Brookfield Renewable Corp., Class A(a)	721	20,423
Cadence Bank	1,056	29,864
Cal-Maine Foods, Inc.	804	49,132
Camden Property Trust	1,136	123,949
Campbell Soup Co.	2,432	109,902
CareTrust REIT, Inc.	1,882	47,238
Carter's, Inc.	611	37,864
Cathay General Bancorp	759	28,629
Chemours Co.	865	19,523
Chevron Corp.	15,294	2,392,287
Chord Energy Corp.	439	73,612
Citigroup, Inc.	17,874	1,134,284
Clorox Co.	893	121,868
CMS Energy Corp.	2,010	119,655
CNA Financial Corp.	2,511	115,682
Coca-Cola Co.	49,291	3,137,372
Cogent Communications Holdings, Inc.	993	56,045
Cohen & Steers, Inc.(a)	616	44,697
Columbia Banking System, Inc.	3,063	60,923
Comerica, Inc.	1,721	87,840
Community Financial System, Inc.	828	39,090
Conagra Brands, Inc.	5,428	154,264
ConocoPhillips	10,034	1,147,689
Consolidated Edison, Inc.	4,232	378,425
COPT Defense Properties	1,980	49,559
Corebridge Financial, Inc.	4,949	144,115
Corning, Inc.	6,350	246,697
Cousins Properties, Inc.	1,614	37,364
CubeSmart	4,038	182,396
Cullen/Frost Bankers, Inc.	528	53,661
CVB Financial Corp.	925	15,947
CVR Energy, Inc.(a)	1,555	41,627
Darden Restaurants, Inc.	1,375	208,065
Dick's Sporting Goods, Inc.	522	112,152
Digital Realty Trust, Inc.	2,671	406,126
Dominion Energy, Inc.	11,502	563,598
Douglas Emmett, Inc.(a)	1,463	19,473
Dow, Inc.	8,344	442,649
DT Midstream, Inc.	780	55,403
DTE Energy Co.	1,773	196,821
Duke Energy Corp.	7,862	788,008
East West Bancorp, Inc.	1,056	77,331
Eastman Chemical Co.	1,256	123,050
Edison International	4,053	291,046
Energizer Holdings, Inc.	891	26,320
Entergy Corp.	2,186	233,902
EPR Properties	1,553	65,195
Equitrans Midstream Corp.	5,159	66,964
Equity Residential	3,390	235,063
Essential Properties Realty Trust, Inc.	483	13,384
Essential Utilities, Inc.	2,329	86,942
Essex Property Trust, Inc.	626	170,397
Evergy, Inc.	2,620	138,781
Eversource Energy	3,225	182,890
Exelon Corp.	8,221	284,529
Federal Realty Investment Trust	1,424	143,781
Fidelity National Financial, Inc.	1,304	64,444
Fifth Third Bancorp	7,150	260,903
First American Financial Corp.	456	24,601
First Hawaiian, Inc.	1,464	30,393
First Interstate BancSystem, Inc., Class A	2,177	60,455
FirstEnergy Corp.	5,524	211,403
Flowers Foods, Inc.	3,268	72,550
FNB Corp.(a)	1,772	24,241
Franklin Resources, Inc.	3,685	82,360
Gaming & Leisure Properties, Inc.	5,400	244,134
Gap, Inc.	4,695	112,164
General Mills, Inc.	4,729	299,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2024

Investments	Shares	Value
Gilead Sciences, Inc.	16,106	$1,105,033
Glacier Bancorp, Inc.	1,151	42,955
Goldman Sachs Group, Inc.	2,089	944,896
GSK PLC	15,414	298,020
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	2,269	67,162
Hasbro, Inc.	754	44,109
Host Hotels & Resorts, Inc.	7,349	132,135
HP, Inc.	8,634	302,363
Huntsman Corp.	1,375	31,309
Independence Realty Trust, Inc.	2,989	56,014
Independent Bank Corp.	724	36,721
Ingredion, Inc.	748	85,796
Innovative Industrial Properties, Inc.	549	59,962
International Business Machines Corp.	9,344	1,616,045
International Paper Co.	3,767	162,546
Interpublic Group of Cos., Inc.	3,367	97,946
Invesco Ltd.	3,676	54,993
Iron Mountain, Inc.	2,769	248,158
Jackson Financial, Inc., Class A	977	72,552
Jefferies Financial Group, Inc.	1,204	59,911
Juniper Networks, Inc.	994	36,241
Kellanova	3,521	203,091
Kennedy-Wilson Holdings, Inc.(a)	2,415	23,474
Kenvue, Inc.	17,021	309,442
Kilroy Realty Corp.	2,145	66,860
Kimberly-Clark Corp.	4,215	582,513
Kimco Realty Corp.	7,893	153,598
Kohl's Corp.(a)	2,683	61,682
Kontoor Brands, Inc.	590	39,029
Kraft Heinz Co.	13,059	420,761
Lamar Advertising Co., Class A	1,842	220,174
LCI Industries(a)	181	18,712
Leggett & Platt, Inc.	2,656	30,438
Lincoln National Corp.	2,656	82,602
LXP Industrial Trust	4,667	42,563
M&T Bank Corp.	1,282	194,044
Macy's, Inc.	2,729	52,397
ManpowerGroup, Inc.	459	32,038
MetLife, Inc.	4,422	310,380
Mid-America Apartment Communities, Inc.	1,191	169,849
Moelis & Co., Class A	735	41,792
Morgan Stanley	12,678	1,232,175
MSC Industrial Direct Co., Inc., Class A	291	23,079
National Fuel Gas Co.	1,260	68,279
National Health Investors, Inc.	1,164	78,838
National Storage Affiliates Trust	1,664	68,590
Navient Corp.	1,806	26,295
New Jersey Resources Corp.	837	35,773
New York Community Bancorp, Inc.(a)	8,014	25,805
Nexstar Media Group, Inc.	319	52,957
NiSource, Inc.	2,078	59,867
NNN REIT, Inc.	4,010	170,826
Nordstrom, Inc.(a)	1,048	22,239
Northern Oil & Gas, Inc.(a)	1,515	56,313
Northwestern Energy Group, Inc.	952	47,676
NRG Energy, Inc.	2,079	161,871
OGE Energy Corp.	3,506	125,164
Old National Bancorp	1,558	26,782
Old Republic International Corp.	2,199	67,949
Omnicom Group, Inc.	1,420	127,374
ONE Gas, Inc.	817	52,165
OneMain Holdings, Inc.	3,446	167,097
ONEOK, Inc.	7,337	598,332
Organon & Co.	2,303	47,672
PACCAR, Inc.	5,621	578,626
Pacific Premier Bancorp, Inc.	855	19,639
Packaging Corp. of America	857	156,454
Park Hotels & Resorts, Inc.	3,326	49,823
Patterson Cos., Inc.	546	13,170
Pfizer, Inc.	58,780	1,644,664
Philip Morris International, Inc.	19,034	1,928,715
Phillips 66	3,812	538,140
Phillips Edison & Co., Inc.	911	29,799
Pinnacle West Capital Corp.	1,267	96,773
PNC Financial Services Group, Inc.	3,599	559,573
Portland General Electric Co.	857	37,057
PotlatchDeltic Corp.	824	32,457
PPL Corp.	7,128	197,089
Premier, Inc., Class A	1,923	35,902
Principal Financial Group, Inc.	1,072	84,098
Prosperity Bancshares, Inc.	1,026	62,730
Prudential Financial, Inc.	3,297	386,375
Public Service Enterprise Group, Inc.	6,346	467,700
Public Storage	1,760	506,264
Radian Group, Inc.	1,010	31,411
Rayonier, Inc.	1,295	37,672
Realty Income Corp.	12,197	644,246
Regency Centers Corp.	1,849	115,008
Regions Financial Corp.	10,106	202,524
Reynolds Consumer Products, Inc.	1,113	31,142
Ryman Hospitality Properties, Inc.	932	93,070
Sabra Health Care REIT, Inc.	3,079	47,417
Scotts Miracle-Gro Co.(a)	573	37,279
Sempra	4,779	363,491
Simmons First National Corp., Class A	594	10,443
Simon Property Group, Inc.	7,703	1,169,315
SITE Centers Corp.	3,313	48,039
SL Green Realty Corp.	1,408	79,749
Sonoco Products Co.	1,179	59,799
Southern Co.	10,049	779,501
Southwest Gas Holdings, Inc.	386	27,167
Spire, Inc.	832	50,527
STAG Industrial, Inc.	2,739	98,768
State Street Corp.	2,248	166,352
Stellantis NV	23,480	464,792
Synovus Financial Corp.	1,488	59,803
T Rowe Price Group, Inc.	1,966	226,699
Tanger, Inc.	1,744	47,280
Tapestry, Inc.	2,637	112,837
Target Corp.	4,110	608,444
TFS Financial Corp.	5,564	70,218
Travel & Leisure Co.	772	34,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2024

Investments	Shares	Value
Trinity Industries, Inc.	1,139	$34,079
Tronox Holdings PLC	1,442	22,625
U.S. Bancorp	16,590	658,623
UDR, Inc.	3,773	155,259
UGI Corp.	2,464	56,426
United Bankshares, Inc.	1,244	40,355
United Community Banks, Inc.	1,541	39,234
United Parcel Service, Inc., Class B	6,607	904,168
Vail Resorts, Inc.(a)	337	60,704
Valley National Bancorp(a)	3,777	26,363
Ventas, Inc.	3,881	198,940
Viatris, Inc.	13,640	144,993
VICI Properties, Inc.	19,501	558,509
Victory Capital Holdings, Inc., Class A	417	19,903
Webster Financial Corp.	682	29,728
WEC Energy Group, Inc.	2,394	187,833
Wendy's Co.	2,815	47,742
Western Union Co.	4,450	54,379
Williams Cos., Inc.	13,756	584,630
WP Carey, Inc.	3,974	218,769
Xcel Energy, Inc.	6,729	359,396
Xerox Holdings Corp.	2,686	31,211
Zions Bancorp NA	1,269	55,037
Total United States		60,349,087
TOTAL COMMON STOCKS (Cost: $90,117,112)		99,590,244
EXCHANGE-TRADED FUNDS - 0.2%
United States - 0.2%
WisdomTree International High Dividend Fund(d)	4,077	156,452
WisdomTree U.S. High Dividend Fund(d)	633	53,546
TOTAL EXCHANGE-TRADED FUNDS (Cost: $211,332)		209,998
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
United States - 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(e) (Cost: $5,054,262)	5,054,262	5,054,262
TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $95,382,706)		104,854,504
Other Assets less Liabilities - (4.5)%		(4,479,876)
NET ASSETS - 100.0%		$100,374,628

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $7,529,426 and the total market value of the collateral held by the Fund was $7,942,202. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,887,940.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree International High Dividend Fund	$—	$339,711	$174,805	$(6,115)	$(2,339)	$156,452	$7,306
WisdomTree U.S. High Dividend Fund	—	115,119	62,130	(448)	1,005	53,546	766
Total	$—	$454,830	$236,935	$(6,563)	$(1,334)	$209,998	$8,072

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/1/2024	34,281	USD	128,600	SAR	$3	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	99,590,244	—	—		99,590,244
Exchange-Traded Funds	209,998	—	—		209,998
Investment of Cash Collateral for Securities Loaned	—	5,054,262	—		5,054,262
Total Investments in Securities	$99,800,242	$5,054,262	$0		$104,854,504
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3	$—		$3
Total - Net	$99,800,242	$5,054,265	$0		$104,854,507

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 103.0%
India - 103.0%
Aerospace & Defense - 1.5%
Bharat Dynamics Ltd.(a)	175,507	$3,360,389
Bharat Electronics Ltd.	6,183,621	22,684,091
Hindustan Aeronautics Ltd.(a)	395,824	24,988,356
Mazagon Dock Shipbuilders Ltd.	59,815	3,071,143
Total Aerospace & Defense		54,103,979
Air Freight & Logistics - 0.1%
Allcargo Logistics Ltd.*	1,227,975	890,931
Blue Dart Express Ltd.	2,358	225,414
TCI Express Ltd.	37,141	544,081
Transport Corp. of India Ltd.	45,947	498,137
Total Air Freight & Logistics		2,158,563
Automobile Components - 1.4%
Apollo Tyres Ltd.	684,379	4,447,489
Asahi India Glass Ltd.	55,925	450,016
Automotive Axles Ltd.	2,334	55,991
Balkrishna Industries Ltd.	115,201	4,460,909
Bharat Forge Ltd.	259,570	5,199,493
Bosch Ltd.	9,854	4,027,794
Ceat Ltd.	20,541	695,112
Endurance Technologies Ltd.(b)	40,953	1,315,284
Exide Industries Ltd.	1,355,718	9,177,668
FIEM Industries Ltd.	18,115	277,599
Gabriel India Ltd.	12	70
JK Tyre & Industries Ltd.	556,249	2,866,713
Minda Corp. Ltd.	35,756	206,421
Motherson Sumi Wiring India Ltd.	801,355	723,730
Pricol Ltd.*	62,179	366,904
Samvardhana Motherson International Ltd.	2,742,937	6,260,031
Sansera Engineering Ltd.(b)	38,790	600,637
Sona Blw Precision Forgings Ltd.(b)	141,118	1,084,774
Sundram Fasteners Ltd.	120,548	1,956,018
Suprajit Engineering Ltd.	4,788	29,332
Tube Investments of India Ltd.	95,197	4,862,453
UNO Minda Ltd.	164,400	2,152,997
Total Automobile Components		51,217,435
Automobiles - 5.7%
Bajaj Auto Ltd.	198,741	22,645,690
Eicher Motors Ltd.	284,592	15,948,244
Hero MotoCorp Ltd.	344,729	23,066,406
Mahindra & Mahindra Ltd.	2,823,319	97,058,521
Maruti Suzuki India Ltd.	190,195	27,447,496
Tata Motors Ltd.	1,380,759	16,388,622
TVS Motor Co. Ltd.	269,214	7,634,846
Total Automobiles		210,189,825
Banks - 20.1%
AU Small Finance Bank Ltd.(b)	491,801	3,963,602
Axis Bank Ltd.	4,025,099	61,073,380
Bandhan Bank Ltd.(b)	241,457	590,066
Bank of Baroda	8,459,687	27,939,413
Bank of India	3,342,583	4,830,636
Bank of Maharashtra	5,006,451	3,891,088
Canara Bank	17,053,897	24,433,267
Central Bank of India Ltd.*	2,874,030	2,164,117
City Union Bank Ltd.	1,767,949	3,542,365
DCB Bank Ltd.	1,233,354	2,041,108
Equitas Small Finance Bank Ltd.(b)	1,009,362	1,176,071
Federal Bank Ltd.	8,370,635	17,792,775
HDFC Bank Ltd.	9,937,749	200,667,747
ICICI Bank Ltd.	13,088,517	188,289,432
IDBI Bank Ltd.	2,870,498	2,890,550
IDFC First Bank Ltd.*	2,591,366	2,553,220
Indian Bank	1,429,914	9,354,137
Indian Overseas Bank*	2,549,366	1,965,202
Jammu & Kashmir Bank Ltd.	1,459,209	2,001,551
Karnataka Bank Ltd.	862,711	2,317,461
Karur Vysya Bank Ltd.	2,157,649	5,349,132
Kotak Mahindra Bank Ltd.	2,394,906	51,768,168
Punjab National Bank	5,142,601	7,601,583
RBL Bank Ltd.(b)	632,073	1,993,375
South Indian Bank Ltd.	6,626,112	2,140,698
State Bank of India	9,580,530	97,537,292
UCO Bank	1,055,446	693,357
Ujjivan Small Finance Bank Ltd.(b)	1,904,573	1,028,943
Union Bank of India Ltd.	8,207,513	13,453,874
Total Banks		745,043,610
Beverages - 0.3%
Globus Spirits Ltd.	3,248	29,852
Radico Khaitan Ltd.	130,404	2,793,707
United Breweries Ltd.	40,855	973,048
United Spirits Ltd.	168,680	2,582,162
Varun Beverages Ltd.	325,040	6,351,703
Total Beverages		12,730,472
Biotechnology - 0.0%
Biocon Ltd.	336,809	1,418,122
Broadline Retail - 0.0%
Shoppers Stop Ltd.*	38,990	352,669
Building Products - 0.2%
Astral Ltd.	53,610	1,530,621
Blue Star Ltd.	149,471	2,929,910
Carysil Ltd.	7,505	75,700
Electrosteel Castings Ltd.	1,397,508	2,906,716
Kajaria Ceramics Ltd.	57,956	978,693
Prince Pipes & Fittings Ltd.*	47,613	385,015
Total Building Products		8,806,655
Capital Markets - 1.1%
360 ONE WAM Ltd.	181,507	2,133,462
Anand Rathi Wealth Ltd.	19,293	904,142
Angel One Ltd.	53,081	1,656,325
CRISIL Ltd.	21,195	1,080,726
HDFC Asset Management Co. Ltd.(b)	167,495	8,021,080
ICICI Securities Ltd.(b)	583,211	5,298,294
IDFC Ltd.*	9,486,782	13,897,830
Indian Energy Exchange Ltd.(b)	505,141	1,093,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2024

Investments	Shares	Value
Multi Commodity Exchange of India Ltd.	45,367	$2,134,799
Nippon Life India Asset Management Ltd.(b)	181,613	1,403,574
Share India Securities Ltd.(a)	33,275	119,572
UTI Asset Management Co. Ltd.	179,994	2,159,604
Total Capital Markets		39,903,075
Chemicals - 3.7%
Aarti Industries Ltd.	326,406	2,686,207
Alkyl Amines Chemicals	13,925	356,815
Asian Paints Ltd.	466,428	16,316,520
Atul Ltd.	9,660	750,616
Balaji Amines Ltd.	52,853	1,451,172
Berger Paints India Ltd.	96,120	581,188
Bhansali Engineering Polymers Ltd.	7,866	12,236
Camlin Fine Sciences Ltd.*	7,529	9,335
Carborundum Universal Ltd.	81,908	1,640,125
Castrol India Ltd.	598,166	1,439,042
Chambal Fertilisers & Chemicals Ltd.	449,679	2,732,991
Chemplast Sanmar Ltd.*	4,020	25,719
Coromandel International Ltd.	368,177	7,068,159
DCM Shriram Ltd.	246,603	2,972,988
Deepak Fertilisers & Petrochemicals Corp. Ltd.	599,515	4,868,734
Deepak Nitrite Ltd.	134,035	4,021,572
EID Parry India Ltd.	807,077	7,392,056
Finolex Industries Ltd.	774,451	3,022,576
Galaxy Surfactants Ltd.(a)	16,745	551,122
GHCL Ltd.	371,627	2,511,309
Gujarat Alkalies & Chemicals Ltd.	87,292	806,368
Gujarat Fluorochemicals Ltd.	4,173	159,756
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	395,453	3,369,442
Himadri Speciality Chemical Ltd.	487,078	2,302,577
India Glycols Ltd.	382	4,055
Jubilant Ingrevia Ltd.	186,157	1,158,298
Kansai Nerolac Paints Ltd.	1,397,993	4,528,232
Kiri Industries Ltd.*	436,140	1,701,410
Linde India Ltd.	15,684	1,560,961
Manali Petrochemicals Ltd.	183,734	203,724
Navin Fluorine International Ltd.	68,861	2,951,599
NOCIL Ltd.	15,552	51,456
PCBL Ltd.	189,055	580,876
PI Industries Ltd.	94,551	4,307,308
Pidilite Industries Ltd.	91,919	3,482,147
Polyplex Corp. Ltd.	4,266	51,299
Rain Industries Ltd.*	700,727	1,351,245
Rallis India Ltd.	515,503	1,927,862
Rashtriya Chemicals & Fertilizers Ltd.	798,362	1,849,624
Sharda Cropchem Ltd.	60,555	324,243
Solar Industries India Ltd.	19,587	2,353,799
SRF Ltd.	365,421	10,675,267
Styrenix Performance Materials Ltd.	6,786	175,042
Sudarshan Chemical Industries Ltd.	261,335	2,824,189
Sumitomo Chemical India Ltd.	54,954	316,329
Supreme Industries Ltd.	77,818	5,558,102
Tata Chemicals Ltd.	870,382	11,513,937
Thirumalai Chemicals Ltd.	470,749	1,695,571
UPL Ltd.	1,462,656	10,012,978
Valiant Organics Ltd.*(b)	1,495	7,223
Vinati Organics Ltd.	30,091	684,871
Total Chemicals		138,900,272
Commercial Services & Supplies - 0.1%
CMS Info Systems Ltd.	31,085	183,984
Indian Railway Catering & Tourism Corp. Ltd.	266,254	3,158,648
Total Commercial Services & Supplies		3,342,632
Communications Equipment - 0.0%
Sterlite Technologies Ltd.	344,904	566,240
Construction & Engineering - 2.3%
Ashoka Buildcon Ltd.*	1,868,059	5,030,626
Engineers India Ltd.	407,059	1,224,484
G R Infraprojects Ltd.*	90,422	1,886,839
HG Infra Engineering Ltd.(a)	37,899	801,429
IRB Infrastructure Developers Ltd.	2,214,260	1,722,549
J Kumar Infraprojects Ltd.	129,197	1,287,128
Kalpataru Projects International Ltd.	163,600	2,306,635
KEC International Ltd.	240,755	2,560,643
KNR Constructions Ltd.	482,270	2,016,700
Larsen & Toubro Ltd.	908,488	38,659,562
NBCC India Ltd.	1,870,457	3,520,755
NCC Ltd.	2,278,998	8,648,645
PNC Infratech Ltd.(a)	376,626	2,174,506
Power Mech Projects Ltd.	730	43,285
Praj Industries Ltd.	103,706	906,196
PSP Projects Ltd.(a)	23,804	195,742
Rail Vikas Nigam Ltd.(a)	1,518,695	7,587,328
Voltas Ltd.	188,979	3,336,410
Welspun Enterprises Ltd.	490,438	2,641,646
Total Construction & Engineering		86,551,108
Construction Materials - 2.2%
ACC Ltd.	87,803	2,757,733
Ambuja Cements Ltd.	918,146	7,379,851
Dalmia Bharat Ltd.	19,173	416,960
Grasim Industries Ltd.	1,274,462	40,814,116
JK Cement Ltd.	48,715	2,564,055
JK Lakshmi Cement Ltd.	134,890	1,429,903
Orient Cement Ltd.	603,455	1,991,917
Ramco Cements Ltd.	90,450	907,293
Shree Cement Ltd.	7,250	2,423,150
UltraTech Cement Ltd.	148,018	20,711,248
Total Construction Materials		81,396,226
Consumer Finance - 0.2%
Cholamandalam Financial Holdings Ltd.	303,490	5,290,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2024

Investments	Shares	Value
SBI Cards & Payment Services Ltd.	371,288	$3,226,326
Total Consumer Finance		8,516,360
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd.*(b)	80,401	4,547,821
Medplus Health Services Ltd.*	29,602	242,265
Total Consumer Staples Distribution & Retail		4,790,086
Containers & Packaging - 0.1%
AGI Greenpac Ltd.	66,760	563,822
EPL Ltd.	229,036	543,973
Time Technoplast Ltd.	306,862	1,186,417
Uflex Ltd.	260,645	1,624,431
Total Containers & Packaging		3,918,643
Diversified Telecommunication Services - 0.5%
HFCL Ltd.	1,341,302	1,820,359
Indus Towers Ltd.*	2,404,880	10,823,582
Railtel Corp. of India Ltd.	1,970	10,997
Tata Communications Ltd.	247,128	5,495,866
Total Diversified Telecommunication Services		18,150,804
Electric Utilities - 3.5%
Adani Energy Solutions Ltd.*	205,212	2,454,423
CESC Ltd.	4,097,556	7,989,958
Power Grid Corp. of India Ltd.	21,454,979	85,150,957
SJVN Ltd.	1,183,309	1,867,893
Tata Power Co. Ltd.	4,379,643	23,141,007
Torrent Power Ltd.	571,547	10,270,196
Total Electric Utilities		130,874,434
Electrical Equipment - 1.8%
ABB India Ltd.	31,341	3,191,285
Amara Raja Energy & Mobility Ltd.	302,209	6,027,509
Bharat Heavy Electricals Ltd.	673,811	2,431,012
CG Power & Industrial Solutions Ltd.	361,884	3,058,248
Finolex Cables Ltd.	130,987	2,449,541
Havells India Ltd.	250,006	5,463,780
HEG Ltd.	48,795	1,265,905
KEI Industries Ltd.	155,672	8,251,293
Polycab India Ltd.	50,610	4,090,374
Suzlon Energy Ltd.*	49,284,241	31,241,673
Total Electrical Equipment		67,470,620
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd.	4,508,858	11,583,122
Entertainment - 0.1%
Saregama India Ltd.	327,341	2,180,441
Financial Services - 0.6%
Aditya Birla Capital Ltd.*	2,110,153	6,040,649
Bajaj Finserv Ltd.	721,676	13,744,623
Infibeam Avenues Ltd.	1,641,886	607,825
Total Financial Services		20,393,097
Food Products - 1.3%
Adani Wilmar Ltd.*	168,071	669,361
Avanti Feeds Ltd.	113,657	814,460
Balrampur Chini Mills Ltd.	305,244	1,572,938
Britannia Industries Ltd.	138,919	9,121,966
CCL Products India Ltd.	80,671	571,795
Dalmia Bharat Sugar & Industries Ltd.	8	39
Dhampur Sugar Mills Ltd.*	139,843	374,027
Dwarikesh Sugar Industries Ltd.*	762,949	675,229
Godrej Agrovet Ltd.(b)	4,832	39,131
Gujarat Ambuja Exports Ltd.	517,274	845,194
Kaveri Seed Co. Ltd.	122,444	1,372,048
KRBL Ltd.	323,694	1,101,074
LT Foods Ltd.	630,549	1,937,603
Marico Ltd.	611,407	4,494,588
Mrs. Bectors Food Specialities Ltd.(a)	49,057	808,944
Nestle India Ltd.	356,670	10,914,070
Patanjali Foods Ltd.	96,992	1,851,034
Tata Consumer Products Ltd.	699,603	9,207,366
Triveni Engineering & Industries Ltd.	190,693	905,699
Vadilal Industries Ltd.	6,521	331,917
Venky's India Ltd.	15,557	358,835
Zydus Wellnes Ltd.	3,238	69,352
Total Food Products		48,036,670
Gas Utilities - 1.4%
Adani Total Gas Ltd.	120,924	1,299,330
GAIL India Ltd.	10,415,057	27,421,685
Gujarat Gas Ltd.	456,054	3,437,052
Gujarat State Petronet Ltd.	1,206,160	4,289,453
Indraprastha Gas Ltd.	1,540,745	9,306,830
Mahanagar Gas Ltd.(a)	244,222	4,676,937
Total Gas Utilities		50,431,287
Ground Transportation - 0.2%
Container Corp. of India Ltd.	306,655	3,833,395
VRL Logistics Ltd.	335,116	2,264,783
Total Ground Transportation		6,098,178
Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd.	27,637	639,839
Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	63,003	4,673,574
Aster DM Healthcare Ltd.(b)	259,445	1,078,538
Dr. Lal PathLabs Ltd.(b)	14,431	481,227
Fortis Healthcare Ltd.	467,872	2,667,102
Krsnaa Diagnostics Ltd.	55,361	402,855
Max Healthcare Institute Ltd.	650,583	7,338,880
Metropolis Healthcare Ltd.(b)	58,039	1,376,754
Narayana Hrudayalaya Ltd.(a)	223,416	3,227,827
Rainbow Children's Medicare Ltd.	2,134	31,883
Thyrocare Technologies Ltd.(b)	53,852	411,571
Vijaya Diagnostic Centre Pvt Ltd.	1,891	16,983
Total Health Care Providers & Services		21,707,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2024

Investments	Shares	Value
Hotels, Restaurants & Leisure - 0.4%
Delta Corp. Ltd.	715,158	$1,113,207
Devyani International Ltd.*	19,285	38,092
Easy Trip Planners Ltd.	820,073	405,181
EIH Ltd.	345,297	1,777,677
Indian Hotels Co. Ltd.	1,332,254	9,986,213
Jubilant Foodworks Ltd.	210,403	1,421,190
Lemon Tree Hotels Ltd.*(b)	172,799	298,734
Mahindra Holidays & Resorts India Ltd.*	3,654	19,934
Sapphire Foods India Ltd.*	63,683	1,196,946
Westlife Foodworld Ltd.	3,448	34,723
Total Hotels, Restaurants & Leisure		16,291,897
Household Durables - 0.3%
Amber Enterprises India Ltd.*	1,099	59,594
Bajaj Electricals Ltd.	4	51
Crompton Greaves Consumer Electricals Ltd.	791,310	3,846,115
Dixon Technologies India Ltd.(a)	27,907	4,006,393
LA Opala RG Ltd.	2,977	11,467
Orient Electric Ltd.	162,400	526,380
Symphony Ltd.	25,246	355,707
TTK Prestige Ltd.	56,129	529,603
Whirlpool of India Ltd.	23,460	562,210
Total Household Durables		9,897,520
Household Products - 0.0%
Jyothy Labs Ltd.	101,860	527,211
Independent Power & Renewable Electricity Producers - 3.6%
Adani Green Energy Ltd.*	109,201	2,342,542
Adani Power Ltd.*	2,895,864	24,955,393
JSW Energy Ltd.	672,714	5,925,450
KPI Green Energy Ltd.(b)	28,200	610,354
NHPC Ltd.	11,699,924	14,129,004
NLC India Ltd.	828,175	2,385,084
NTPC Ltd.	18,452,315	83,722,781
Total Independent Power & Renewable Electricity Producers		134,070,608
Industrial Conglomerates - 0.5%
Apar Industries Ltd.	29,408	2,988,304
Godrej Industries Ltd.*	121,270	1,244,731
Nava Ltd.	775,756	6,941,917
Siemens Ltd.	73,929	6,830,592
Total Industrial Conglomerates		18,005,544
Insurance - 1.1%
General Insurance Corp. of India(b)	1,732,600	7,869,552
HDFC Life Insurance Co. Ltd.(b)	103,780	740,570
ICICI Lombard General Insurance Co. Ltd.(b)	385,693	8,277,223
ICICI Prudential Life Insurance Co. Ltd.(b)	237,461	1,724,840
Life Insurance Corp. of India	706,706	8,379,620
Max Financial Services Ltd.*	126,428	1,473,244
New India Assurance Co. Ltd.(b)	802,299	2,279,679
SBI Life Insurance Co. Ltd.(b)	594,521	10,637,033
Star Health & Allied Insurance Co. Ltd.*	72,089	482,956
Total Insurance		41,864,717
Interactive Media & Services - 0.1%
Just Dial Ltd.*	179,303	2,210,122
IT Services - 9.7%
Cigniti Technologies Ltd.	51,257	836,125
Coforge Ltd.	33,110	2,167,482
Cyient Ltd.	121,472	2,675,989
Happiest Minds Technologies Ltd.	621,768	6,094,091
HCL Technologies Ltd.	2,299,973	40,258,319
Infosys Ltd.	7,862,329	147,723,627
LTIMindtree Ltd.(b)	59,890	3,867,614
Mphasis Ltd.	139,088	4,097,456
Persistent Systems Ltd.	123,836	6,298,836
Sonata Software Ltd.	406,293	2,886,623
Tata Consultancy Services Ltd.	2,078,188	97,299,447
Tech Mahindra Ltd.	1,243,350	21,327,245
Wipro Ltd.	3,095,338	19,111,195
Zensar Technologies Ltd.	380,918	3,413,930
Total IT Services		358,057,979
Life Sciences Tools & Services - 0.3%
Divi's Laboratories Ltd.	180,182	9,931,915
Syngene International Ltd.(b)	139,444	1,187,291
Tarsons Products Ltd.*	95,257	570,714
Total Life Sciences Tools & Services		11,689,920
Machinery - 1.2%
AIA Engineering Ltd.	83,306	4,174,466
Ashok Leyland Ltd.	1,277,766	3,706,537
Cochin Shipyard Ltd.(b)	258,913	6,877,903
Cummins India Ltd.	228,932	10,890,588
Elgi Equipments Ltd.	267,030	2,300,677
Escorts Kubota Ltd.	47,760	2,374,898
Grindwell Norton Ltd.	35,970	1,179,165
Hle Glascoat Ltd.	27,611	160,807
ISGEC Heavy Engineering Ltd.	11,415	170,429
Jamna Auto Industries Ltd.	576,425	853,085
Kirloskar Brothers Ltd.	21,676	551,560
Kirloskar Oil Engines Ltd.	110,257	1,842,189
LG Balakrishnan & Bros Ltd.	43,801	750,717
Schaeffler India Ltd.	28,291	1,608,317
SKF India Ltd.	39,713	3,080,124
Thermax Ltd.	58,989	3,785,341
Timken India Ltd.	23,688	1,215,129
Total Machinery		45,521,932
Marine Transportation - 0.1%
Shipping Corp. of India Ltd.	1,201,183	3,627,857
Media - 0.1%
Affle India Ltd.*	52,204	841,211
Brightcom Group Ltd.*†	2,626	295
Hathway Cable & Datacom Ltd.*	51,719	13,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2024

Investments	Shares	Value
Sun TV Network Ltd.	224,868	$2,028,430
TV18 Broadcast Ltd.*	1,011,723	499,628
Zee Entertainment Enterprises Ltd.*	92,382	168,163
Total Media		3,551,236
Metals & Mining - 7.6%
APL Apollo Tubes Ltd.	197,914	3,691,388
Godawari Power & Ispat Ltd.	231,470	2,953,767
Hindalco Industries Ltd.	8,130,234	67,620,732
Hindustan Zinc Ltd.	1,034,188	8,305,130
Jindal Saw Ltd.	444,691	2,900,257
Jindal Stainless Ltd.	1,286,579	12,690,286
Jindal Steel & Power Ltd.	1,171,711	14,675,281
JSW Steel Ltd.	1,202,158	13,428,993
Kirloskar Ferrous Industries Ltd.	202,155	1,667,423
Maharashtra Seamless Ltd.	135,372	1,064,631
Maithan Alloys Ltd.	21,498	306,856
Mishra Dhatu Nigam Ltd.(b)	7,289	40,187
National Aluminium Co. Ltd.	4,487,994	10,070,437
NMDC Ltd.	8,736,535	25,778,737
Ramkrishna Forgings Ltd.	134,178	1,432,090
Ratnamani Metals & Tubes Ltd.	33,092	1,432,078
Sandur Manganese & Iron Ores Ltd.	302,510	1,968,605
Sarda Energy & Minerals Ltd.	496,384	1,384,488
Shyam Metalics & Energy Ltd.*	4,082	32,769
Steel Authority of India Ltd.	5,052,327	9,006,487
Sunflag Iron & Steel Co. Ltd.*	615,692	1,572,465
Surya Roshni Ltd.	174,027	1,303,520
Tata Steel Ltd.	26,976,270	56,293,098
Usha Martin Ltd.	453,257	2,108,178
Vedanta Ltd.	7,179,521	39,088,623
Welspun Corp. Ltd.	277,070	1,824,318
Total Metals & Mining		282,640,824
Office REITs - 0.0%
Mindspace Business Parks REIT(b)	54,715	218,565
Oil, Gas & Consumable Fuels - 17.8%
Aegis Logistics Ltd.	568,914	5,955,048
Bharat Petroleum Corp. Ltd.	1,567,925	5,715,135
Bharat Petroleum Corp. Ltd.*	1,510,325	5,505,181
Coal India Ltd.	20,020,253	113,597,154
Great Eastern Shipping Co. Ltd.	1,345,126	19,760,508
Hindustan Oil Exploration Co. Ltd.*	403,437	948,122
Indian Oil Corp. Ltd.	14,372,268	28,547,189
Mangalore Refinery & Petrochemicals Ltd.	1,003,581	2,579,494
Oil & Natural Gas Corp. Ltd.	32,321,525	106,281,663
Oil India Ltd.	6,063,424	52,575,731
Petronet LNG Ltd.	4,182,859	16,565,902
Reliance Industries Ltd.	8,103,248	304,238,031
Total Oil, Gas & Consumable Fuels		662,269,158
Paper & Forest Products - 0.3%
Century Plyboards India Ltd.	111,320	1,019,318
Century Textiles & Industries Ltd.	27,754	770,655
JK Paper Ltd.	1,211,843	7,878,887
Tamil Nadu Newsprint & Papers Ltd.	421,795	1,373,670
West Coast Paper Mills Ltd.	25,351	203,659
Total Paper & Forest Products		11,246,189
Personal Care Products - 1.2%
Bajaj Consumer Care Ltd.	5,407	17,114
Colgate-Palmolive India Ltd.	164,947	5,623,973
Dabur India Ltd.	490,086	3,530,441
Emami Ltd.	521,409	4,310,085
Godrej Consumer Products Ltd.	418,568	6,906,153
Hindustan Unilever Ltd.	865,534	25,669,421
Total Personal Care Products		46,057,187
Pharmaceuticals - 3.6%
Aarti Drugs Ltd.	250,644	1,516,563
Aarti Pharmalabs Ltd.	97,959	717,886
Aether Industries Ltd.*	24,296	268,767
Ajanta Pharma Ltd.	22,013	603,785
Alembic Pharmaceuticals Ltd.	140,264	1,474,507
Alkem Laboratories Ltd.	44,835	2,683,702
AMI Organics Ltd.	4,590	71,142
Aurobindo Pharma Ltd.	726,532	10,521,482
Caplin Point Laboratories Ltd.	139,066	2,455,867
Cipla Ltd.	816,947	14,507,392
Dr. Reddy's Laboratories Ltd.	269,713	20,708,104
FDC Ltd.*	66,387	367,850
Gland Pharma Ltd.*(b)	105,505	2,308,869
GlaxoSmithKline Pharmaceuticals Ltd.	71,037	2,258,361
Glenmark Life Sciences Ltd.	44,071	459,300
Glenmark Pharmaceuticals Ltd.	275,979	4,072,459
Granules India Ltd.	463,447	2,738,860
Hikal Ltd.	83,047	332,487
Indoco Remedies Ltd.	822	3,202
IOL Chemicals & Pharmaceuticals Ltd.	181,873	880,384
Ipca Laboratories Ltd.	172,461	2,336,432
JB Chemicals & Pharmaceuticals Ltd.	145,017	3,051,465
Laurus Labs Ltd.(b)	804,397	4,095,419
Lupin Ltd.	241,581	4,697,195
Marksans Pharma Ltd.*	440,294	839,746
Natco Pharma Ltd.	196,743	2,753,045
Neuland Laboratories Ltd.	27,653	2,482,146
Sun Pharmaceutical Industries Ltd.	1,635,643	29,831,421
Supriya Lifescience Ltd.	7,869	36,576
Suven Pharmaceuticals Ltd.*	335,549	3,235,274
Torrent Pharmaceuticals Ltd.	93,062	3,115,143
Zydus Lifesciences Ltd.	646,189	8,322,287
Total Pharmaceuticals		133,747,118
Professional Services - 0.4%
Computer Age Management Services Ltd.	35,046	1,518,362
Datamatics Global Services Ltd.	222,379	1,651,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2024

Investments	Shares	Value
eClerx Services Ltd.	146,080	$4,237,831
Firstsource Solutions Ltd.	1,455,523	3,664,837
L&T Technology Services Ltd.(b)	46,322	2,726,992
Quess Corp. Ltd.(b)	163,253	1,178,476
RITES Ltd.	118,747	984,723
TeamLease Services Ltd.*	12,282	435,568
Total Professional Services		16,398,347
Real Estate Management & Development - 1.0%
Brigade Enterprises Ltd.	55,518	897,742
DLF Ltd.	561,135	5,549,946
Godrej Properties Ltd.*	56,713	2,181,737
Macrotech Developers Ltd.(b)	26,422	476,412
Mahindra Lifespace Developers Ltd.	2,717	19,441
NESCO Ltd.	71,279	789,401
Oberoi Realty Ltd.	275,766	5,839,410
Phoenix Mills Ltd.	255,130	10,978,660
Prestige Estates Projects Ltd.	330,541	7,502,106
Shipping Corp. of India Land & Assets Ltd.*	519,128	505,572
Sobha Ltd.	129,145	3,030,329
Total Real Estate Management & Development		37,770,756
Semiconductors & Semiconductor Equipment - 0.0%
Borosil Renewables Ltd.*	4,462	26,969
Software - 0.7%
Birlasoft Ltd.	287,152	2,377,107
Intellect Design Arena Ltd.	231,703	2,967,855
KPIT Technologies Ltd.	118,355	2,320,262
Newgen Software Technologies Ltd.	269,177	3,136,834
Oracle Financial Services Software Ltd.	75,775	8,980,093
Route Mobile Ltd.	121,629	2,659,611
Tanla Platforms Ltd.	143,336	1,618,530
Tata Elxsi Ltd.	12,382	1,039,620
Total Software		25,099,912
Specialty Retail - 0.1%
Go Fashion India Ltd.*	48,794	594,832
Metro Brands Ltd.	23,291	343,133
Trent Ltd.	37,640	2,473,531
Total Specialty Retail		3,411,496
Textiles, Apparel & Luxury Goods - 0.8%
Arvind Ltd.	528,886	2,347,046
Bata India Ltd.	15,107	274,240
Campus Activewear Ltd.*	522,326	1,826,849
Gokaldas Exports Ltd.	65,802	741,804
Indo Count Industries Ltd.	138,152	645,552
Kalyan Jewellers India Ltd.	56,816	341,458
KPR Mill Ltd.	150,923	1,596,603
LUX Industries Ltd.	39,480	670,314
Monte Carlo Fashions Ltd.	1,962	14,355
Page Industries Ltd.	4,233	1,984,800
Rajesh Exports Ltd.*	55,894	189,089
Raymond Ltd.	50,969	1,786,505
Relaxo Footwears Ltd.	157,930	1,566,847
Rupa & Co. Ltd.	86,049	288,514
Siyaram Silk Mills Ltd.	30,881	189,295
Titan Co. Ltd.	183,358	7,485,382
Trident Ltd.	1,339,197	611,562
Vaibhav Global Ltd.	10,132	37,496
Vardhman Textiles Ltd.	378,563	2,180,922
Vedant Fashions Ltd.	33,044	416,738
VIP Industries Ltd.	527,544	3,068,628
Welspun Living Ltd.	584,714	1,077,466
Total Textiles, Apparel & Luxury Goods		29,341,465
Tobacco - 0.7%
Godfrey Phillips India Ltd.	37,742	1,866,789
ITC Ltd.	4,926,499	25,102,916
Total Tobacco		26,969,705
Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	116,010	4,420,101
IndiaMart InterMesh Ltd.(b)	20,165	648,291
MMTC Ltd.	88,061	83,385
MSTC Ltd.	98,380	1,011,437
Total Trading Companies & Distributors		6,163,214
Transportation Infrastructure - 0.7%
Adani Ports & Special Economic Zone Ltd.	1,179,706	20,911,089
Dreamfolks Services Ltd.	38,793	222,186
Gujarat Pipavav Port Ltd.	1,389,962	3,487,261
Total Transportation Infrastructure		24,620,536
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd.	2,277,578	39,441,601
TOTAL COMMON STOCKS (Cost: $2,655,229,456)		3,822,211,243
RIGHTS - 0.0%
India - 0.0%
Sobha Ltd., expiring 7/4/24* (Cost: $0)	16,067	56,707
TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $2,655,229,456)		3,822,267,950
Other Assets less Liabilities - (3.0)%		(109,729,105)
NET ASSETS - 100.0%		$3,712,538,845

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $295, which represents less than 0.01% of net assets.
(a)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Media	$3,550,941	$—	$295	*	$3,551,236
Other	3,818,660,007	—	—		3,818,660,007
Rights	56,707	—	—		56,707
Total Investments in Securities	$3,822,267,655	$—	$295		$3,822,267,950

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Hedged Equity Fund (INDH)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 100.6%
India - 100.6%
Aerospace & Defense - 1.9%
Bharat Electronics Ltd.	144,238	$529,125
Hindustan Aeronautics Ltd.(a)	6,776	427,769
Total Aerospace & Defense		956,894
Automobile Components - 0.4%
Tube Investments of India Ltd.	3,792	193,687
Automobiles - 8.5%
Bajaj Auto Ltd.	2,912	331,810
Eicher Motors Ltd.	6,144	344,304
Hero MotoCorp Ltd.	5,545	371,025
Mahindra & Mahindra Ltd.	41,390	1,422,883
Maruti Suzuki India Ltd.	5,424	782,750
Tata Motors Ltd.	72,633	862,102
TVS Motor Co. Ltd.	9,320	264,313
Total Automobiles		4,379,187
Banks - 20.9%
Axis Bank Ltd.	98,320	1,491,823
HDFC Bank Ltd.	209,029	4,220,813
ICICI Bank Ltd.	218,687	3,145,998
IDFC First Bank Ltd.*	131,072	129,143
Kotak Mahindra Bank Ltd.	46,131	997,165
State Bank of India	73,872	752,075
Total Banks		10,737,017
Beverages - 1.1%
United Spirits Ltd.	12,248	187,493
Varun Beverages Ltd.	19,757	386,077
Total Beverages		573,570
Chemicals - 2.8%
Asian Paints Ltd.	19,579	684,910
PI Industries Ltd.	3,456	157,439
Pidilite Industries Ltd.	6,666	252,527
SRF Ltd.	6,012	175,632
UPL Ltd.	22,527	154,214
Total Chemicals		1,424,722
Construction & Engineering - 2.3%
Larsen & Toubro Ltd.	27,711	1,179,207
Construction Materials - 2.8%
Ambuja Cements Ltd.	31,489	253,102
Grasim Industries Ltd.	15,492	496,125
UltraTech Cement Ltd.	4,944	691,783
Total Construction Materials		1,441,010
Consumer Staples Distribution & Retail - 0.7%
Avenue Supermarts Ltd.*(b)	6,317	357,316
Electric Utilities - 2.1%
Power Grid Corp. of India Ltd.	185,836	737,549
Tata Power Co. Ltd.	66,452	351,117
Total Electric Utilities		1,088,666
Electrical Equipment - 0.4%
Havells India Ltd.	10,040	219,420
Financial Services - 0.6%
Bajaj Finserv Ltd.	15,874	302,327
Food Products - 2.2%
Britannia Industries Ltd.	5,111	335,608
Nestle India Ltd.	15,444	472,585
Tata Consumer Products Ltd.	25,634	337,365
Total Food Products		1,145,558
Gas Utilities - 0.5%
GAIL India Ltd.	102,255	269,226
Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	4,254	315,563
Max Healthcare Institute Ltd.	30,048	338,955
Total Health Care Providers & Services		654,518
Hotels, Restaurants & Leisure - 1.5%
Indian Hotels Co. Ltd.	36,599	274,336
Zomato Ltd.*	217,444	522,987
Total Hotels, Restaurants & Leisure		797,323
Independent Power & Renewable Electricity Producers - 2.2%
Adani Green Energy Ltd.*	14,456	310,105
NTPC Ltd.	186,789	847,509
Total Independent Power & Renewable Electricity Producers		1,157,614
Industrial Conglomerates - 0.7%
Siemens Ltd.	3,733	344,907
Insurance - 1.6%
HDFC Life Insurance Co. Ltd.(b)	39,103	279,037
ICICI Lombard General Insurance Co. Ltd.(b)	9,822	210,787
SBI Life Insurance Co. Ltd.(b)	18,574	332,322
Total Insurance		822,146
Interactive Media & Services - 0.5%
Info Edge India Ltd.	3,066	249,503
IT Services - 12.9%
HCL Technologies Ltd.	41,978	734,775
Infosys Ltd.	151,485	2,846,219
LTIMindtree Ltd.(b)	3,696	238,683
Tata Consultancy Services Ltd.	43,222	2,023,627
Tech Mahindra Ltd.	25,680	440,490
Wipro Ltd.	59,953	370,161
Total IT Services		6,653,955
Life Sciences Tools & Services - 0.6%
Divi's Laboratories Ltd.	5,424	298,979
Metals & Mining - 3.1%
Hindalco Industries Ltd.	59,905	498,241
JSW Steel Ltd.	38,788	433,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Hedged Equity Fund (INDH)

June 30, 2024

Investments	Shares	Value
Tata Steel Ltd.	324,697	$677,566
Total Metals & Mining		1,609,098
Oil, Gas & Consumable Fuels - 13.1%
Bharat Petroleum Corp. Ltd.	39,767	144,952
Bharat Petroleum Corp. Ltd.*	39,767	144,952
Coal India Ltd.	72,864	413,439
Indian Oil Corp. Ltd.	157,878	313,588
Oil & Natural Gas Corp. Ltd.	158,974	522,748
Reliance Industries Ltd.	138,460	5,198,508
Total Oil, Gas & Consumable Fuels		6,738,187
Personal Care Products - 3.1%
Dabur India Ltd.	24,352	175,425
Godrej Consumer Products Ltd.	16,128	266,103
Hindustan Unilever Ltd.	38,600	1,144,773
Total Personal Care Products		1,586,301
Pharmaceuticals - 3.2%
Cipla Ltd.	22,948	407,512
Dr. Reddy's Laboratories Ltd.	5,303	407,155
Sun Pharmaceutical Industries Ltd.	45,424	828,459
Total Pharmaceuticals		1,643,126
Real Estate Management & Development - 0.5%
DLF Ltd.	24,337	240,707
Specialty Retail - 1.0%
Trent Ltd.	7,736	508,375
Textiles, Apparel & Luxury Goods - 1.4%
Titan Co. Ltd.	17,280	705,436
Tobacco - 1.3%
ITC Ltd.	127,459	649,466
Trading Companies & Distributors - 0.9%
Adani Enterprises Ltd.	11,669	444,601
Transportation Infrastructure - 1.1%
Adani Ports & Special Economic Zone Ltd.	31,154	552,226
Wireless Telecommunication Services - 3.4%
Bharti Airtel Ltd.	102,303	1,771,616
TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $49,334,248)		51,695,891
Other Assets less Liabilities - (0.6)%		(326,895)
NET ASSETS - 100.0%		$51,368,996

*	Non-income producing security.
(a)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	4,023,229,378	INR	48,260,413	USD	$—	$(14,468)
Bank of America NA	8/5/2024	51,368,408	USD	4,286,539,547	INR	15,837	—
Citibank NA	7/3/2024	2,006,112	USD	167,572,572	INR	—	(3,392)
Citibank NA	7/3/2024	39,119,197	USD	3,267,665,609	INR	—	(66,145)
Citibank NA	7/3/2024	7,042,654	USD	587,991,197	INR	—	(8,446)
						$15,837	$(92,451)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Hedged Equity Fund (INDH)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$51,695,891	$—	$—	$51,695,891
Total Investments in Securities	$51,695,891	$—	$—	$51,695,891
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$15,837	$—	$15,837
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(92,451)	$—	$(92,451)
Total - Net	$51,695,891	$(76,614)	$—	$51,619,277

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 98.9%
Australia - 10.4%
Aurizon Holdings Ltd.	287,329	$700,408
Coles Group Ltd.	16,119	183,329
Dexus(a)	72,781	314,972
Lottery Corp. Ltd.	54,346	184,016
Santos Ltd.	99,210	507,532
Scentre Group	356,552	742,945
Sonic Healthcare Ltd.	37,720	662,531
Telstra Group Ltd.	158,761	383,823
Transurban Group	183,063	1,516,007
Vicinity Ltd.	515,397	636,785
Washington H Soul Pattinson & Co. Ltd.(a)	8,526	186,880
Woodside Energy Group Ltd.	10,440	196,690
Woolworths Group Ltd.	42,168	951,591
Total Australia		7,167,509
Belgium - 3.6%
Ageas SA	7,547	345,217
Groupe Bruxelles Lambert NV	27,075	1,934,026
Umicore SA(a)	12,216	183,688
Total Belgium		2,462,931
China - 0.2%
Wilmar International Ltd.	77,100	176,359
Denmark - 0.8%
Carlsberg AS, Class B	2,883	346,215
Tryg AS	8,321	182,009
Total Denmark		528,224
Finland - 1.3%
Fortum OYJ(a)	12,799	187,242
Sampo OYJ, Class A	16,046	689,612
Total Finland		876,854
France - 8.2%
Arkema SA	1,730	150,463
AXA SA	4,906	160,737
Danone SA	3,221	197,046
Eiffage SA	13,961	1,283,202
EssilorLuxottica SA	850	183,291
Klepierre SA	35,194	942,225
Orange SA	51,934	520,646
Vinci SA	18,699	1,971,600
Vivendi SE	20,216	211,379
Total France		5,620,589
Germany - 9.9%
Allianz SE, Registered Shares	5,093	1,416,461
BASF SE	17,354	840,403
Evonik Industries AG	40,750	831,987
Fresenius Medical Care AG	4,509	172,811
Fresenius SE & Co. KGaA*	69,984	2,091,150
Hannover Rueck SE	711	180,369
Henkel AG & Co. KGaA	2,203	173,420
Mercedes-Benz Group AG	4,659	322,416
Siemens Energy AG*	29,306	763,546
Total Germany		6,792,563
Hong Kong - 2.0%
CK Asset Holdings Ltd.	81,000	303,462
Henderson Land Development Co. Ltd.	57,000	152,951
Hongkong Land Holdings Ltd.	56,600	182,818
Link REIT	42,100	163,657
Sino Land Co. Ltd.	168,000	173,220
Sun Hung Kai Properties Ltd.	49,000	423,951
Total Hong Kong		1,400,059
Italy - 0.7%
Snam SpA(a)	67,008	296,671
Terna - Rete Elettrica Nazionale(a)	21,393	165,494
Total Italy		462,165
Japan - 17.5%
AGC, Inc.(a)	39,100	1,265,415
Asahi Group Holdings Ltd.	15,800	557,410
Asahi Kasei Corp.	27,000	172,967
Astellas Pharma, Inc.	18,100	178,907
Bridgestone Corp.(a)	4,100	161,135
Central Japan Railway Co.	7,900	170,563
FANUC Corp.	44,600	1,222,438
Hankyu Hanshin Holdings, Inc.	9,900	263,040
ITOCHU Corp.(a)	4,300	209,948
KDDI Corp.	6,300	166,606
Kirin Holdings Co. Ltd.(a)	23,200	298,978
Koito Manufacturing Co. Ltd.	33,100	456,601
Kyocera Corp.	55,100	634,201
MEIJI Holdings Co. Ltd.	8,000	172,523
Mitsubishi Chemical Group Corp.	253,800	1,409,106
Mitsubishi HC Capital, Inc.	26,600	175,614
Nippon Express Holdings, Inc.(a)	10,200	470,179
Nissan Chemical Corp.	6,300	199,621
Nissan Motor Co. Ltd.	80,800	274,206
Ono Pharmaceutical Co. Ltd.	20,900	285,384
Takeda Pharmaceutical Co. Ltd.	60,100	1,558,729
Toray Industries, Inc.	266,000	1,259,225
Unicharm Corp.	10,200	327,635
Yamato Holdings Co. Ltd.	15,400	169,308
Total Japan		12,059,739
Netherlands - 3.5%
Aegon Ltd.	178,013	1,100,451
JDE Peet's NV(a)	28,079	559,743
Koninklijke Philips NV*	6,517	164,767
OCI NV	15,255	372,606
Randstad NV	5,186	235,274
Total Netherlands		2,432,841
Norway - 2.0%
DNB Bank ASA	58,187	1,145,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2024

Investments	Shares	Value
Gjensidige Forsikring ASA	11,988	$214,822
Total Norway		1,360,801
Singapore - 2.7%
CapitaLand Ascendas REIT	91,000	171,895
CapitaLand Integrated Commercial Trust	143,100	209,067
DBS Group Holdings Ltd.	11,060	292,077
Oversea-Chinese Banking Corp. Ltd.	72,100	767,683
United Overseas Bank Ltd.	19,500	450,791
Total Singapore		1,891,513
Spain - 1.0%
Aena SME SA(b)	1,584	319,159
Amadeus IT Group SA(a)	2,652	176,619
Redeia Corp. SA(a)	11,919	208,475
Total Spain		704,253
Sweden - 0.8%
Essity AB, Class B	7,305	187,209
Skandinaviska Enskilda Banken AB, Class A	12,412	183,422
Swedbank AB, Class A	8,489	174,827
Total Sweden		545,458
Switzerland - 11.2%
Baloise Holding AG, Registered Shares	1,169	205,804
Clariant AG, Registered Shares	38,674	608,558
Holcim AG, Registered Shares	5,597	495,919
SGS SA, Registered Shares	1,918	170,755
Sonova Holding AG, Registered Shares	1,198	370,092
Swatch Group AG, Bearer Shares	823	168,566
Swiss Prime Site AG, Registered Shares	14,835	1,406,568
Swiss Re AG	17,044	2,114,852
Zurich Insurance Group AG	4,058	2,163,574
Total Switzerland		7,704,688
United Kingdom - 22.4%
Aviva PLC	111,860	673,923
BAE Systems PLC	20,816	347,338
British American Tobacco PLC	80,141	2,461,741
Bunzl PLC	4,709	179,175
Centrica PLC	251,219	428,396
CK Hutchison Holdings Ltd.	37,000	177,242
Coca-Cola Europacific Partners PLC	2,728	198,789
Haleon PLC	42,270	172,376
Imperial Brands PLC	58,316	1,492,037
J Sainsbury PLC	49,873	160,763
Legal & General Group PLC	159,010	456,280
M&G PLC	538,478	1,388,607
Phoenix Group Holdings PLC	182,526	1,203,262
Reckitt Benckiser Group PLC	6,744	365,044
RELX PLC	6,025	277,154
Schroders PLC	195,268	897,997
Shell PLC	66,178	2,370,799
Unilever PLC	3,520	193,337
United Utilities Group PLC	132,772	1,649,167
Vodafone Group PLC	208,861	184,181
WPP PLC	18,750	171,696
Total United Kingdom		15,449,304
United States - 0.7%
GSK PLC	25,999	502,675
TOTAL COMMON STOCKS (Cost: $69,899,347)		68,138,525
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
United States - 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $2,090,534)	2,090,534	2,090,534
TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $71,989,881)		70,229,059
Other Assets less Liabilities - (1.9)%		(1,323,341)
NET ASSETS - 100.0%		$68,905,718

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $4,108,368 and the total market value of the collateral held by the Fund was $4,359,539. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,269,005.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$68,138,525	$—	$—	$68,138,525
Investment of Cash Collateral for Securities Loaned	—	2,090,534	—	2,090,534
Total Investments in Securities	$68,138,525	$2,090,534	$—	$70,229,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.3%
Australia - 7.8%
AGL Energy Ltd.	25,559	$184,864
ALS Ltd.	15,378	143,885
Amotiv Ltd.(a)	7,915	55,503
Ampol Ltd.	14,275	308,315
ANZ Group Holdings Ltd.	123,543	2,330,032
APA Group(a)	44,004	234,811
Aristocrat Leisure Ltd.	7,918	263,133
AUB Group Ltd.	3,918	82,921
Aurizon Holdings Ltd.	49,862	121,546
Australian Clinical Labs Ltd.(a)(b)	33,387	55,967
Bank of Queensland Ltd.(a)	27,927	108,363
Bapcor Ltd.(a)	19,154	65,751
Bendigo & Adelaide Bank Ltd.	43,447	333,395
BlueScope Steel Ltd.	11,055	150,836
Brambles Ltd.	45,802	444,456
Brickworks Ltd.(a)	8,688	152,020
CAR Group Ltd.	11,607	273,249
Centuria Capital Group(a)	123,600	136,201
Challenger Ltd.	16,173	75,716
Champion Iron Ltd.(a)	20,008	85,519
Charter Hall Group(a)	18,260	136,339
Cleanaway Waste Management Ltd.(a)	78,853	145,874
Cochlear Ltd.	844	187,221
Coles Group Ltd.	59,039	671,479
Commonwealth Bank of Australia	50,257	4,275,400
Computershare Ltd.	8,806	154,908
CSL Ltd.	5,706	1,124,972
Dexus(a)	43,863	189,824
Eagers Automotive Ltd.	12,868	90,408
Endeavour Group Ltd.(a)	28,845	97,284
First Resources Ltd.	179,900	183,185
Goodman Group	20,173	468,171
GPT Group	79,513	212,411
Harvey Norman Holdings Ltd.(a)	90,895	253,137
Helia Group Ltd.	48,402	125,099
IDP Education Ltd.(a)	6,571	66,485
IGO Ltd.(a)	34,057	128,282
Iluka Resources Ltd.(a)	11,879	51,964
Incitec Pivot Ltd.	152,992	296,310
Insignia Financial Ltd.(a)	43,673	66,792
Insurance Australia Group Ltd.	44,856	213,894
IPH Ltd.	21,422	89,703
IVE Group Ltd.(a)	43,545	57,436
JB Hi-Fi Ltd.	9,619	393,216
Lottery Corp. Ltd.	86,061	291,403
Lovisa Holdings Ltd.(a)	4,925	108,115
Macquarie Group Ltd.	11,514	1,573,990
McMillan Shakespeare Ltd.	8,376	98,005
Medibank Pvt Ltd.	86,459	215,376
Metcash Ltd.	62,941	148,804
Mineral Resources Ltd.(a)	4,865	175,191
Mirvac Group(a)	147,488	184,195
Monadelphous Group Ltd.	7,947	68,147
MyState Ltd.	43,719	109,200
National Australia Bank Ltd.	118,824	2,875,090
New Hope Corp. Ltd.	69,838	227,610
Nine Entertainment Co. Holdings Ltd.(a)	135,114	126,330
Northern Star Resources Ltd.	15,810	137,263
NRW Holdings Ltd.	46,802	96,583
Orica Ltd.	10,966	130,873
Origin Energy Ltd.	46,921	340,311
Orora Ltd.(a)	60,972	80,219
Premier Investments Ltd.	6,211	129,211
QBE Insurance Group Ltd.	42,794	497,006
Qube Holdings Ltd.	76,853	187,341
Ramsay Health Care Ltd.(a)	3,189	101,079
REA Group Ltd.(a)	1,492	195,958
Reece Ltd.(a)	9,445	158,768
Reliance Worldwide Corp. Ltd.	39,460	119,117
Rio Tinto Ltd.	14,725	1,170,257
Rio Tinto PLC	51,928	3,414,049
Santos Ltd.	110,839	567,023
Scentre Group	288,954	602,091
SEEK Ltd.(a)	7,894	112,610
Seven Group Holdings Ltd.(a)	8,835	222,329
SmartGroup Corp. Ltd.	14,505	81,857
Sonic Healthcare Ltd.	13,780	242,038
Steadfast Group Ltd.	35,458	146,346
Stockland	111,072	309,328
Suncorp Group Ltd.	33,447	388,897
Super Retail Group Ltd.	18,125	168,862
Telstra Group Ltd.	519,831	1,256,752
TPG Telecom Ltd.(a)	46,930	143,547
Transurban Group	111,801	925,862
Treasury Wine Estates Ltd.(a)	12,653	105,122
Ventia Services Group Pty. Ltd.	70,339	179,918
Vicinity Ltd.	221,272	273,387
Viva Energy Group Ltd.(c)	94,811	199,457
Waypoint REIT Ltd.	35,190	50,999
Wesfarmers Ltd.	45,151	1,965,444
Westpac Banking Corp.	149,565	2,719,923
Whitehaven Coal Ltd.	61,812	315,801
Woodside Energy Group Ltd.	133,804	2,520,874
Woolworths Group Ltd.	23,076	520,748
Worley Ltd.	21,344	213,534
Yancoal Australia Ltd.(a)	120,353	532,101
Total Australia		43,010,618
Austria - 0.8%
ANDRITZ AG	4,520	280,243
BAWAG Group AG(c)	4,626	293,013
CA Immobilien Anlagen AG	2,919	96,856
Erste Group Bank AG	23,123	1,096,360
Mondi PLC	17,232	330,774
Oesterreichische Post AG	4,092	131,349
OMV AG	15,744	686,082
Telekom Austria AG	39,562	395,174
UNIQA Insurance Group AG	26,485	225,947
Verbund AG	5,039	397,751
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,473	178,904
voestalpine AG	8,268	223,480
Wienerberger AG	3,148	104,455
Total Austria		4,440,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
Belgium - 0.9%
Ackermans & van Haaren NV	562	$97,275
Aedifica SA	2,724	165,387
Ageas SA	10,058	460,076
Anheuser-Busch InBev SA	16,756	971,901
Bekaert SA	2,171	90,930
bpost SA	13,302	43,126
Cofinimmo SA	1,150	69,452
Colruyt Group NV	2,440	116,580
D'ieteren Group	853	181,104
KBC Group NV	20,751	1,465,609
Melexis NV	1,732	149,244
Solvay SA(a)	4,554	160,430
Tessenderlo Group SA(a)	3,553	90,058
UCB SA(a)	2,785	413,995
Warehouses De Pauw CVA	6,677	181,049
Xior Student Housing NV(b)	3,440	110,420
Total Belgium		4,766,636
China - 0.5%
BOC Aviation Ltd.(c)	24,800	177,882
BOC Hong Kong Holdings Ltd.	480,444	1,479,965
CITIC Telecom International Holdings Ltd.	512,000	171,816
Prosus NV	9,719	346,448
Qingdao Port International Co. Ltd., Class H(a)(c)	162,000	123,667
Wilmar International Ltd.	203,700	465,944
Total China		2,765,722
Denmark - 1.7%
Alm Brand AS	59,415	118,178
Carlsberg AS, Class B	3,632	436,162
Coloplast AS, Class B	3,376	405,904
D/S Norden AS	4,553	198,395
Danske Bank AS	23,839	710,901
Dfds AS	3,501	99,070
DSV AS	1,474	226,029
H Lundbeck AS	20,210	112,868
Novo Nordisk AS, Class B	37,285	5,388,433
Novonesis (Novozymes) B, Class B	4,789	293,264
Pandora AS	2,192	331,090
Royal Unibrew AS*	1,648	130,737
Scandinavian Tobacco Group AS(c)	7,185	101,504
Spar Nord Bank AS	7,561	145,609
Sydbank AS	3,351	177,707
Topdanmark AS	3,391	179,243
Tryg AS	20,905	457,265
Total Denmark		9,512,359
Egypt - 0.1%
Energean PLC(a)	17,381	216,637
Finland - 1.5%
Cargotec OYJ, Class B	2,145	172,303
Citycon OYJ(a)	23,625	100,014
Elisa OYJ	9,683	444,583
Huhtamaki OYJ	1,689	67,810
Kemira OYJ	6,510	158,799
Kesko OYJ, Class B	16,146	283,621
Kone OYJ, Class B	13,176	650,855
Konecranes OYJ	4,313	244,759
Metsa Board OYJ, Class B(a)	20,052	157,527
Metso OYJ(a)	18,031	191,006
Nokia OYJ	121,560	463,608
Nordea Bank Abp	270,484	3,220,717
Orion OYJ, Class B(a)	3,477	148,537
Outokumpu OYJ(a)	23,237	83,927
Sampo OYJ, Class A	14,228	611,480
TietoEVRY OYJ	5,875	113,589
UPM-Kymmene OYJ	17,153	599,677
Valmet OYJ(a)	9,588	274,265
Wartsila OYJ Abp	12,105	233,524
Total Finland		8,220,601
France - 11.6%
Accor SA	5,248	215,420
Aeroports de Paris SA(a)	2,410	293,420
Air Liquide SA	10,975	1,897,050
Airbus SE(a)	7,734	1,063,137
Alten SA(a)	707	77,667
Amundi SA(c)	11,098	716,631
Antin Infrastructure Partners SA(a)	7,299	88,397
Arkema SA	2,379	206,908
AXA SA	132,049	4,326,376
BioMerieux	1,102	104,820
BNP Paribas SA	58,154	3,710,301
Bollore SE	35,703	209,691
Bouygues SA	10,877	349,373
Bureau Veritas SA	17,023	471,800
Capgemini SE	2,302	458,153
Carrefour SA(a)	7,599	107,504
Cie de Saint-Gobain SA	14,090	1,096,632
Cie Generale des Etablissements Michelin SCA	32,130	1,243,460
Coface SA	18,862	263,002
Credit Agricole SA	179,920	2,456,646
Danone SA	24,294	1,486,198
Dassault Aviation SA	887	161,229
Dassault Systemes SE	6,026	227,980
Edenred SE	4,215	178,032
Eiffage SA	3,166	290,998
Eramet SA	1,239	125,022
EssilorLuxottica SA	6,057	1,306,108
Eurazeo SE	2,595	206,782
Gaztransport & Technigaz SA	1,445	188,784
Gecina SA	3,035	279,575
Getlink SE	19,854	328,753
Hermes International SCA	805	1,846,305
Imerys SA	4,354	156,698
Interparfums SA	3,194	130,765
Ipsen SA	945	115,966
IPSOS SA	2,742	173,092
Kering SA	3,124	1,133,348
Klepierre SA	15,875	425,011
L'Oreal SA	8,478	3,725,837
La Francaise des Jeux SAEM(c)	10,281	350,394
Legrand SA	6,399	635,337
LVMH Moet Hennessy Louis Vuitton SE	6,210	4,749,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
Metropole Television SA	8,234	$103,603
Nexans SA	1,341	147,890
Orange SA	105,682	1,059,478
Pernod Ricard SA	4,856	659,400
Publicis Groupe SA(a)	10,387	1,106,325
Remy Cointreau SA(a)	729	60,864
Rexel SA	20,896	541,070
Rubis SCA(a)	11,409	321,097
Safran SA	3,961	838,003
Sanofi SA	35,492	3,421,189
Schneider Electric SE	12,914	3,104,443
SCOR SE	6,152	156,000
SEB SA	1,096	112,295
Societe BIC SA	1,603	94,491
Societe Generale SA	37,984	892,349
Sodexo SA	2,351	211,654
Sopra Steria Group	652	126,549
SPIE SA	5,441	196,984
Teleperformance SE(a)	1,566	165,050
Television Francaise 1 SA	15,076	117,790
Thales SA	3,135	502,311
TotalEnergies SE	120,384	8,041,917
Valeo SE	5,972	63,608
Veolia Environnement SA	32,565	974,451
Verallia SA(c)	5,318	193,101
Vinci SA	23,427	2,470,115
Vivendi SE	29,598	309,477
Wendel SE	1,916	169,617
Total France		63,739,138
Georgia - 0.0%
Bank of Georgia Group PLC	4,070	207,596
Germany - 8.8%
Allianz SE, Registered Shares	20,072	5,582,410
Aurubis AG	1,310	102,843
Bayer AG, Registered Shares	34,854	985,419
Bayerische Motoren Werke AG	56,760	5,376,381
Beiersdorf AG	1,414	206,935
Bilfinger SE	2,701	142,135
Brenntag SE	3,571	240,962
Carl Zeiss Meditec AG, Bearer Shares	1,544	108,637
Commerzbank AG	16,599	252,351
Continental AG	3,747	212,438
CTS Eventim AG & Co. KGaA	2,192	183,009
Daimler Truck Holding AG	25,831	1,029,029
Dermapharm Holding SE	2,341	90,323
Deutsche Bank AG, Registered Shares	38,883	621,259
Deutsche Boerse AG	2,717	556,473
Deutsche Post AG, Registered Shares	42,805	1,733,665
Deutsche Telekom AG, Registered Shares	173,350	4,362,301
Deutz AG	23,199	149,927
DWS Group GmbH & Co. KGaA(c)	9,946	353,260
E.ON SE	120,163	1,578,257
Evonik Industries AG	17,976	367,013
Fielmann Group AG	1,918	88,186
Freenet AG	8,354	222,044
Fresenius Medical Care AG	7,608	291,583
GEA Group AG	2,612	108,897
Hamborner REIT AG	15,417	107,731
Hannover Rueck SE	3,627	920,109
Heidelberg Materials AG	7,613	789,977
Henkel AG & Co. KGaA	5,374	423,042
HochTief AG	3,463	394,158
Infineon Technologies AG	10,934	402,004
K & S AG, Registered Shares	8,721	117,535
Kloeckner & Co. SE	12,569	74,359
Knorr-Bremse AG	3,348	255,840
Lanxess AG	4,299	105,879
Mercedes-Benz Group AG	67,001	4,636,665
Merck KGaA	1,374	227,883
MTU Aero Engines AG	715	182,993
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,842	1,922,950
Mutares SE & Co. KGaA	2,673	92,819
Puma SE	2,627	120,700
Rheinmetall AG	601	306,409
RWE AG	11,479	393,069
SAP SE	13,544	2,751,032
Siemens AG, Registered Shares	28,657	5,335,489
Siemens Healthineers AG(c)	16,300	939,861
Siltronic AG	1,424	110,495
Sixt SE	1,438	102,103
Stroeer SE & Co. KGaA	3,353	215,076
Suedzucker AG	8,650	126,081
Symrise AG	1,480	181,302
Talanx AG	8,750	699,116
thyssenkrupp AG	17,787	76,977
Traton SE	12,602	412,614
United Internet AG, Registered Shares	3,513	75,753
Vonovia SE	22,520	640,806
Wacker Neuson SE	4,952	81,839
Total Germany		48,168,403
Hong Kong - 1.5%
AIA Group Ltd.	164,765	1,118,496
Bank of East Asia Ltd.	112,200	142,560
CLP Holdings Ltd.	88,500	715,264
Dah Sing Financial Holdings Ltd.	400	1,114
Hang Lung Group Ltd.	102,000	111,048
Hang Seng Bank Ltd.	67,600	869,309
Hong Kong & China Gas Co. Ltd.	689,570	524,636
Hong Kong Exchanges & Clearing Ltd.	22,829	731,590
Kowloon Development Co. Ltd.	102,000	67,936
Link REIT	92,873	361,029
MTR Corp. Ltd.	172,053	543,216
Power Assets Holdings Ltd.	92,000	497,861
Sun Hung Kai Properties Ltd.	110,500	956,051
Swire Pacific Ltd., Class A	44,500	393,281
Swire Pacific Ltd., Class B	207,500	278,531
Swire Properties Ltd.	220,600	351,495
Techtronic Industries Co. Ltd.	37,000	422,727
Total Hong Kong		8,086,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
Indonesia - 0.0%
Bumitama Agri Ltd.	241,900	$125,836
Ireland - 0.5%
AIB Group PLC	42,456	224,599
Bank of Ireland Group PLC	19,154	200,521
CRH PLC	18,005	1,341,936
Glanbia PLC	9,095	177,406
Kenmare Resources PLC	16,650	66,404
Kerry Group PLC, Class A	1,322	107,185
Kingspan Group PLC	1,362	116,048
Smurfit Kappa Group PLC	7,638	340,539
Total Ireland		2,574,638
Israel - 0.8%
Amot Investments Ltd.	40,114	160,788
Ashtrom Group Ltd.*	6,981	79,869
Azrieli Group Ltd.	4,256	248,545
Bank Hapoalim BM	60,717	542,346
Bank Leumi Le-Israel BM	49,631	409,727
Bezeq The Israeli Telecommunication Corp. Ltd.	109,565	123,200
Delek Group Ltd.	1,562	163,780
Elbit Systems Ltd.	663	116,877
FIBI Holdings Ltd.	3,589	144,810
First International Bank of Israel Ltd.	7,471	285,775
Gav-Yam Lands Corp. Ltd.	18,689	124,769
Harel Insurance Investments & Financial Services Ltd.	12,532	99,698
ICL Group Ltd.	73,593	314,907
Israel Discount Bank Ltd., Class A	63,851	323,560
Mivne Real Estate KD Ltd.	40,367	94,403
Mizrahi Tefahot Bank Ltd.	11,341	393,768
Newmed Energy LP	49,646	118,092
Oil Refineries Ltd.	371,974	85,509
Phoenix Holdings Ltd.	10,993	99,769
Plus500 Ltd.	7,413	212,342
Total Israel		4,142,534
Italy - 4.4%
A2A SpA	173,219	345,212
ACEA SpA	11,886	192,484
Amplifon SpA	2,112	75,240
Anima Holding SpA(c)	19,801	98,893
Assicurazioni Generali SpA	89,628	2,237,211
Azimut Holding SpA	7,345	173,342
Banca Generali SpA	4,394	176,409
Banca IFIS SpA	5,593	116,469
Banca Mediolanum SpA	49,452	546,432
Banca Popolare di Sondrio SpA	21,077	150,896
Banco BPM SpA(a)	72,922	470,019
BPER Banca SpA	45,473	230,081
Brembo NV(a)	11,247	123,602
Credito Emiliano SpA	30,560	304,600
De' Longhi SpA	3,129	97,922
DiaSorin SpA	126	12,567
Enav SpA(c)	37,282	148,880
Enel SpA	710,521	4,945,189
Eni SpA	129,688	1,995,108
ERG SpA(a)	7,634	191,780
Ferrari NV	1,323	539,804
FinecoBank Banca Fineco SpA(a)	19,706	293,989
Hera SpA(a)	57,776	197,777
Infrastrutture Wireless Italiane SpA(a)(c)	26,709	279,098
Intesa Sanpaolo SpA	816,990	3,039,240
Iren SpA	71,702	149,006
Italgas SpA	37,558	185,243
Mediobanca Banca di Credito Finanziario SpA(a)	47,613	698,591
Moncler SpA	4,597	281,125
Piaggio & C SpA	37,778	112,396
Poste Italiane SpA(c)	90,292	1,151,085
PRADA SpA	33,000	246,843
Prysmian SpA	4,994	309,471
Recordati Industria Chimica & Farmaceutica SpA(a)	5,630	293,854
Saras SpA	93,743	162,660
Snam SpA(a)	140,175	620,611
Technogym SpA(c)	12,655	130,476
Terna - Rete Elettrica Nazionale(a)	57,985	448,566
UniCredit SpA	52,495	1,946,931
Unieuro SpA(a)(c)	2,699	23,257
Unipol Gruppo SpA	35,732	355,385
Zignago Vetro SpA	8,088	102,286
Total Italy		24,200,030
Japan - 18.3%
77 Bank Ltd.	5,500	153,006
ABC-Mart, Inc.	8,600	151,032
ADEKA Corp.	7,600	152,983
Advantest Corp.	5,100	203,702
Aeon Co. Ltd.	10,300	220,202
Aeon Delight Co. Ltd.	1,400	34,682
AGC, Inc.(a)	6,300	203,890
Air Water, Inc.	10,200	137,947
Aisin Corp.	7,100	231,414
Ajinomoto Co., Inc.	7,600	266,515
Amada Co. Ltd.	15,500	171,227
Amano Corp.	4,800	123,954
ARE Holdings, Inc.	6,000	78,292
Asahi Group Holdings Ltd.	8,200	289,289
Asahi Kasei Corp.	34,631	221,853
Astellas Pharma, Inc.	45,400	448,750
Azbil Corp.	3,000	83,570
Bandai Namco Holdings, Inc.	13,800	269,377
Bridgestone Corp.(a)	24,400	958,951
Canon Marketing Japan, Inc.(a)	4,200	116,815
Canon, Inc.(a)	35,100	950,052
Capcom Co. Ltd.	3,700	69,763
Casio Computer Co. Ltd.	10,400	77,680
Central Japan Railway Co.	4,500	97,156
Chiba Bank Ltd.	19,900	177,153
Chubu Electric Power Co., Inc.	24,600	290,716
Chugai Pharmaceutical Co. Ltd.(a)	22,500	799,515
Citizen Watch Co. Ltd.	15,700	104,920
CKD Corp.	2,000	39,538
COMSYS Holdings Corp.	5,300	101,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
Concordia Financial Group Ltd.	31,600	$185,875
Cosmo Energy Holdings Co. Ltd.	3,500	176,240
Dai-ichi Life Holdings, Inc.	18,733	500,525
Daicel Corp.	10,200	97,809
Daido Steel Co. Ltd.	18,200	168,016
Daifuku Co. Ltd.	6,400	119,756
Daiichi Sankyo Co. Ltd.	11,300	388,047
Daiichikosho Co. Ltd.	3,100	31,923
Daikin Industries Ltd.(a)	3,200	445,008
Daishi Hokuetsu Financial Group, Inc.	6,400	204,103
Daito Trust Construction Co. Ltd.	2,100	216,514
Daiwa House Industry Co. Ltd.	19,400	491,693
Daiwa Securities Group, Inc.(a)	40,800	311,212
DCM Holdings Co. Ltd.	10,200	92,577
Denka Co. Ltd.	3,200	43,039
Denso Corp.	71,300	1,107,220
Dentsu Group, Inc.(a)	7,000	176,371
Dentsu Soken, Inc.	2,600	85,341
Disco Corp.	1,000	379,460
DMG Mori Co. Ltd.(a)	7,800	202,540
Doutor Nichires Holdings Co. Ltd.	9,900	137,859
Dowa Holdings Co. Ltd.	2,100	74,530
East Japan Railway Co.(a)	9,000	149,077
Ebara Corp.	16,000	252,990
EDION Corp.	10,300	104,050
Electric Power Development Co. Ltd.	8,500	132,657
ENEOS Holdings, Inc.	83,800	430,617
Exedy Corp.	2,800	51,314
FANUC Corp.	16,400	449,506
Fast Retailing Co. Ltd.	2,400	605,147
Fuji Electric Co. Ltd.	3,300	187,751
FUJIFILM Holdings Corp.	20,600	481,768
Fujikura Ltd.	12,700	250,747
Fujitec Co. Ltd.	5,300	141,544
Fujitsu Ltd.	25,600	400,567
Fukuoka Financial Group, Inc.	5,900	157,715
Furuya Metal Co. Ltd.(a)	900	24,450
G-Tekt Corp.	9,600	116,792
GS Yuasa Corp.	3,000	59,437
Gunze Ltd.	5,200	186,199
Hachijuni Bank Ltd.	24,800	161,803
Hakuhodo DY Holdings, Inc.(a)	9,400	68,662
Hamamatsu Photonics KK(a)	2,700	72,309
Hankyu Hanshin Holdings, Inc.	3,300	87,680
Haseko Corp.	22,500	248,695
Heiwa Corp.	8,600	110,775
Hioki EE Corp.(a)	2,000	84,421
Hirose Electric Co. Ltd.	700	77,328
Hitachi Construction Machinery Co. Ltd.	6,700	179,433
Hitachi Ltd.	81,500	1,824,453
Honda Motor Co. Ltd.	113,800	1,216,810
Horiba Ltd.	2,000	161,383
Hoya Corp.	3,100	360,472
HU Group Holdings, Inc.(a)	1,900	27,745
Hulic Co. Ltd.(a)	17,900	158,514
Ichibanya Co. Ltd.	17,800	122,385
Idemitsu Kosan Co. Ltd.	35,155	227,614
IHI Corp.(a)	5,100	152,341
Iida Group Holdings Co. Ltd.	5,000	65,818
Iino Kaiun Kaisha Ltd.	12,400	98,670
INFRONEER Holdings, Inc.	11,300	91,638
Inpex Corp.(a)	43,700	643,031
Isetan Mitsukoshi Holdings Ltd.(a)	5,200	97,625
Isuzu Motors Ltd.	26,700	353,709
ITOCHU Corp.(a)	35,500	1,733,290
IwaiCosmo Holdings, Inc.	17,300	243,056
Izumi Co. Ltd.	4,500	89,994
Japan Airlines Co. Ltd.	10,000	157,808
Japan Exchange Group, Inc.	10,400	242,576
Japan Post Holdings Co. Ltd.	133,400	1,322,722
Japan Post Insurance Co. Ltd.	9,000	174,618
Japan Tobacco, Inc.(a)	113,644	3,071,765
JFE Holdings, Inc.	16,800	241,828
Joshin Denki Co. Ltd.	10,100	166,324
JTEKT Corp.	14,300	99,520
K's Holdings Corp.	10,200	95,906
Kaga Electronics Co. Ltd.	2,100	75,326
Kajima Corp.	14,500	250,726
Kakaku.com, Inc.	9,000	117,969
Kamigumi Co. Ltd.	8,400	173,003
Kaneka Corp.	3,800	99,807
Kansai Electric Power Co., Inc.	18,247	306,499
Kao Corp.(a)	10,200	413,681
Kawasaki Heavy Industries Ltd.(a)	4,600	174,723
KDDI Corp.	50,300	1,330,201
Keyence Corp.	1,100	482,438
Kikkoman Corp.	8,000	92,677
Kintetsu Group Holdings Co. Ltd.(a)	3,400	74,020
Kirin Holdings Co. Ltd.(a)	17,500	225,522
Kobayashi Pharmaceutical Co. Ltd.(a)	2,200	71,432
Kobe Steel Ltd.	20,000	248,228
Koei Tecmo Holdings Co. Ltd.(a)	7,600	65,625
Komatsu Ltd.	43,800	1,271,850
Konami Group Corp.	800	57,590
Kose Corp.(a)	1,300	82,715
Kubota Corp.(a)	20,000	279,746
Kurabo Industries Ltd.	2,500	77,630
Kuraray Co. Ltd.(a)	13,000	149,468
KYB Corp.	3,600	121,298
Kyowa Kirin Co. Ltd.	9,600	163,969
Kyudenko Corp.	4,100	150,711
Kyushu Financial Group, Inc.(a)	15,600	91,470
Kyushu Railway Co.	8,000	173,318
Lintec Corp.	7,800	165,591
M3, Inc.	7,800	74,358
Macnica Holdings, Inc.	2,500	104,905
Marubeni Corp.	69,100	1,278,174
Marui Group Co. Ltd.	7,200	101,559
Mazda Motor Corp.	21,100	204,100
Medipal Holdings Corp.	6,700	101,962
MEIJI Holdings Co. Ltd.	6,400	138,018
MEITEC Group Holdings, Inc.	6,800	137,725
Minebea Mitsumi, Inc.	6,700	137,240
Mitsubishi Chemical Group Corp.	46,300	257,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
Mitsubishi Corp.	134,400	$2,630,183
Mitsubishi Electric Corp.	40,000	638,443
Mitsubishi Estate Co. Ltd.	19,700	308,616
Mitsubishi Gas Chemical Co., Inc.	10,100	192,632
Mitsubishi Heavy Industries Ltd.	58,800	629,817
Mitsubishi Logistics Corp.	3,700	121,447
Mitsubishi Materials Corp.	3,000	55,035
Mitsubishi Shokuhin Co. Ltd.	3,100	105,222
Mitsubishi UFJ Financial Group, Inc.	376,100	4,042,502
Mitsuboshi Belting Ltd.	3,700	104,081
Mitsui Chemicals, Inc.	5,900	162,850
Mitsui Fudosan Co. Ltd.	41,000	374,291
Mitsui High-Tec, Inc.(a)	500	19,536
Mitsui Mining & Smelting Co. Ltd.	2,000	63,894
Miura Co. Ltd.	4,500	91,113
Mizuho Financial Group, Inc.	91,330	1,906,541
Mizuho Medy Co. Ltd.(a)	6,000	60,500
Mizuno Corp.	2,400	118,165
MS&AD Insurance Group Holdings, Inc.	43,990	977,647
Murata Manufacturing Co. Ltd.	23,800	491,506
Musashi Seimitsu Industry Co. Ltd.	3,500	40,970
Nabtesco Corp.(a)	5,300	89,882
NEC Corp.(a)	4,300	354,056
NGK Insulators Ltd.	4,900	62,750
NHK Spring Co. Ltd.	15,100	150,521
Nichirei Corp.	5,500	121,037
Nikkon Holdings Co. Ltd.	6,300	142,520
Nikon Corp.(a)	9,000	90,974
Nintendo Co. Ltd.	25,500	1,356,322
Nippon Denko Co. Ltd.(a)	21,800	39,572
Nippon Electric Glass Co. Ltd.(a)	8,300	188,796
Nippon Express Holdings, Inc.(a)	3,900	179,774
Nippon Gas Co. Ltd.	7,900	118,726
Nippon Kayaku Co. Ltd.	16,000	122,094
Nippon Light Metal Holdings Co. Ltd.	7,900	88,449
Nippon Paint Holdings Co. Ltd.	22,800	148,542
Nippon Shinyaku Co. Ltd.	2,300	46,540
Nippon Steel Corp.	50,700	1,071,930
Nippon Telegraph & Telephone Corp.	1,770,400	1,670,687
Nishi-Nippon Financial Holdings, Inc.	5,500	69,271
Nishimatsu Construction Co. Ltd.	4,600	128,998
Nissan Chemical Corp.(a)	3,400	107,732
Nissan Motor Co. Ltd.	55,200	187,329
Nisshin Oillio Group Ltd.	3,300	99,291
Nisshin Seifun Group, Inc.	9,500	109,227
Nisshinbo Holdings, Inc.(a)	18,800	125,579
Nissin Foods Holdings Co. Ltd.	5,400	137,031
Niterra Co. Ltd.	12,400	359,990
Nitto Denko Corp.	5,000	395,064
Noevir Holdings Co. Ltd.	2,200	77,135
NOF Corp.	12,500	170,723
Nomura Holdings, Inc.	73,400	420,706
Nomura Real Estate Holdings, Inc.	10,300	258,108
Nomura Research Institute Ltd.	10,200	286,673
Noritake Co. Ltd.	6,800	168,457
NSK Ltd.	17,600	85,527
Obayashi Corp.	17,600	209,196
Obic Co. Ltd.	600	77,359
Oji Holdings Corp.	22,200	87,608
Okamura Corp.	9,800	137,380
Oki Electric Industry Co. Ltd.	16,800	106,110
OKUMA Corp.	2,200	99,127
Okuwa Co. Ltd.	16,800	95,875
Olympus Corp.	8,800	141,880
Omron Corp.(a)	3,600	123,737
Ono Pharmaceutical Co. Ltd.	1,100	15,020
Open House Group Co. Ltd.(a)	2,900	88,842
Oracle Corp.	3,400	234,614
Oriental Land Co. Ltd.	4,000	111,451
Osaka Gas Co. Ltd.	9,100	200,431
OSG Corp.	8,900	108,359
Otsuka Corp.	10,000	192,155
Otsuka Holdings Co. Ltd.	10,100	425,072
Panasonic Holdings Corp.	40,500	331,583
Penta-Ocean Construction Co. Ltd.	16,000	65,846
Persol Holdings Co. Ltd.	94,000	130,137
Pigeon Corp.(a)	9,900	89,516
Pola Orbis Holdings, Inc.(a)	6,300	51,208
Recruit Holdings Co. Ltd.	6,500	347,790
Resona Holdings, Inc.(a)	48,200	318,966
Resonac Holdings Corp.	5,300	116,043
Ricoh Co. Ltd.	13,600	116,292
Rohm Co. Ltd.(a)	4,800	64,155
San-In Godo Bank Ltd.	3,000	26,725
Sankyo Co. Ltd.	18,300	198,631
Santen Pharmaceutical Co. Ltd.	10,100	103,223
Sanwa Holdings Corp.	11,100	202,976
SBI Holdings, Inc.	12,600	318,564
SCREEN Holdings Co. Ltd.	2,900	261,407
SCSK Corp.	9,500	189,752
Secom Co. Ltd.	2,100	123,982
Sega Sammy Holdings, Inc.(a)	10,200	151,453
Seiko Epson Corp.	10,100	156,906
Sekisui Chemical Co. Ltd.	11,800	163,290
Sekisui House Ltd.	17,200	380,975
Senko Group Holdings Co. Ltd.	10,300	72,163
Seria Co. Ltd.	7,900	143,306
Seven & i Holdings Co. Ltd.	37,900	461,793
SG Holdings Co. Ltd.	10,300	94,926
Shibusawa Warehouse Co. Ltd.	10,200	207,348
Shiga Bank Ltd.	4,300	112,673
Shimadzu Corp.(a)	5,800	145,126
Shimano, Inc.	800	123,561
Shin-Etsu Chemical Co. Ltd.	49,100	1,904,052
Shionogi & Co. Ltd.	7,000	273,151
Shiseido Co. Ltd.	4,100	116,939
SMC Corp.	600	284,745
Sodick Co. Ltd.(a)	18,700	84,398
SoftBank Corp.	162,700	1,986,971
Sojitz Corp.	13,700	332,919
Sompo Holdings, Inc.	29,900	638,484
Sony Group Corp.	5,900	500,286

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
St. Marc Holdings Co. Ltd.	11,400	$157,188
Starts Corp., Inc.	6,000	126,632
Subaru Corp.	24,100	510,885
SUMCO Corp.(a)	10,000	143,945
Sumitomo Bakelite Co. Ltd.	5,600	163,690
Sumitomo Corp.	53,600	1,338,501
Sumitomo Electric Industries Ltd.	20,600	320,474
Sumitomo Forestry Co. Ltd.(a)	7,900	251,301
Sumitomo Heavy Industries Ltd.	3,600	93,570
Sumitomo Mitsui Financial Group, Inc.	30,900	2,060,192
Sumitomo Mitsui Trust Holdings, Inc.	23,214	529,624
Sumitomo Realty & Development Co. Ltd.	2,600	76,306
Sumitomo Rubber Industries Ltd.(a)	6,700	66,746
Sun Frontier Fudousan Co. Ltd.	16,100	201,575
Sundrug Co. Ltd.	4,800	120,970
Suzuki Motor Corp.	33,200	382,029
Sysmex Corp.	7,800	125,636
T&D Holdings, Inc.	11,100	193,798
Taiheiyo Cement Corp.	5,400	135,554
Taisei Corp.(a)	6,200	229,368
Taiyo Yuden Co. Ltd.	3,100	78,743
Takara Holdings, Inc.	16,300	110,551
Takara Standard Co. Ltd.	10,900	117,565
Takashimaya Co. Ltd.	4,900	82,474
Takeda Pharmaceutical Co. Ltd.	44,300	1,148,947
TDK Corp.	6,400	392,490
Teijin Ltd.	6,600	54,836
Terumo Corp.(a)	14,200	234,195
TIS, Inc.	5,400	104,670
Tobu Railway Co. Ltd.	3,800	63,983
Tocalo Co. Ltd.	12,400	158,642
Toda Corp.	15,400	100,714
Toho Co. Ltd.	1,900	55,561
Tokio Marine Holdings, Inc.	45,800	1,709,741
Tokuyama Corp.	2,400	44,021
Tokyo Electron Ltd.	6,500	1,410,233
Tokyo Gas Co. Ltd.	9,900	212,635
Tokyo Ohka Kogyo Co. Ltd.	3,600	97,620
Tokyo Seimitsu Co. Ltd.	2,300	175,796
Tokyo Steel Manufacturing Co. Ltd.	4,300	43,599
Tokyo Tatemono Co. Ltd.(a)	6,200	97,860
Tokyu Corp.(a)	8,400	92,533
Tokyu Fudosan Holdings Corp.	27,200	181,519
Toray Industries, Inc.	22,500	106,513
Tosoh Corp.	15,000	195,636
Toyo Seikan Group Holdings Ltd.	11,800	185,223
Toyo Suisan Kaisha Ltd.	1,400	82,985
Toyo Tire Corp.(a)	7,000	111,771
Toyoda Gosei Co. Ltd.	6,300	110,777
Toyota Boshoku Corp.	3,100	41,058
Toyota Motor Corp.	273,850	5,600,936
Toyota Tsusho Corp.	30,600	595,793
Transcosmos, Inc.	4,000	86,162
Trend Micro, Inc.	3,100	125,862
Tsumura & Co.	3,200	81,661
Tsuruha Holdings, Inc.	1,500	85,416
UBE Corp.	7,400	130,303
Ulvac, Inc.	900	58,803
Unicharm Corp.(a)	4,700	150,969
USS Co. Ltd.	23,000	193,525
Wacoal Holdings Corp.(a)	5,900	164,904
Welcia Holdings Co. Ltd.	5,300	66,094
West Japan Railway Co.	6,000	111,712
Yakult Honsha Co. Ltd.(a)	7,400	132,327
Yamada Holdings Co. Ltd.	23,100	62,037
Yamaguchi Financial Group, Inc.	14,100	160,012
Yamaha Motor Co. Ltd.(a)	33,000	305,464
Yamato Holdings Co. Ltd.	7,300	80,256
Yaskawa Electric Corp.	3,800	136,470
Yokogawa Electric Corp.	6,600	159,605
Yokohama Rubber Co. Ltd.	6,000	132,674
Yondoshi Holdings, Inc.(a)	10,200	123,648
ZOZO, Inc.(a)	5,500	137,722
Total Japan		100,823,537
Jersey - 0.0%
Ithaca Energy PLC	136,603	214,814
Jordan - 0.0%
Hikma Pharmaceuticals PLC	7,820	186,930
Netherlands - 2.8%
Aalberts NV	3,758	152,728
Aegon Ltd.	68,757	425,046
Akzo Nobel NV	3,956	240,738
ASM International NV	266	202,924
ASML Holding NV	2,944	3,042,276
BE Semiconductor Industries NV(a)	2,749	460,056
CTP NV(c)	10,879	185,620
Euronext NV(c)	2,540	235,474
Ferrovial SE(a)	15,089	586,384
Heineken Holding NV	5,867	463,108
Heineken NV(a)	7,661	741,424
IMCD NV(a)	1,174	162,690
ING Groep NV	215,920	3,693,804
JDE Peet's NV(a)	8,852	176,461
Koninklijke Ahold Delhaize NV	38,111	1,126,927
Koninklijke Heijmans NV	7,607	155,719
Koninklijke KPN NV	192,658	739,203
Koninklijke Vopak NV	5,879	244,220
Randstad NV(a)	6,161	279,507
RHI Magnesita NV	3,360	147,172
SBM Offshore NV(a)	11,659	178,686
Signify NV(a)(c)	1,401	34,986
Universal Music Group NV(a)	26,573	791,164
Wolters Kluwer NV	4,556	755,872
Total Netherlands		15,222,189
Norway - 1.9%
Aker ASA, Class A	3,591	207,416
Aker BP ASA	34,536	882,902
Atea ASA	6,557	94,221
Austevoll Seafood ASA	12,812	99,632
DNB Bank ASA	99,541	1,960,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
DNO ASA	106,971	$111,919
Equinor ASA	68,452	1,954,072
Gjensidige Forsikring ASA	14,802	265,247
Hoegh Autoliners ASA	22,632	267,397
Kongsberg Gruppen ASA	5,428	443,518
Leroy Seafood Group ASA	26,140	106,205
Mowi ASA	15,541	259,369
MPC Container Ships ASA	60,156	127,176
Orkla ASA	30,822	251,121
Protector Forsikring ASA	6,635	159,838
Rana Gruber ASA	13,386	96,678
SpareBank 1 Nord Norge	36,658	341,327
SpareBank 1 Oestlandet	7,997	101,950
SpareBank 1 SR-Bank ASA	19,801	242,875
Sparebanken Vest	11,690	137,788
Storebrand ASA	14,901	152,544
Telenor ASA	80,940	925,137
Var Energi ASA	178,795	633,402
Veidekke ASA	11,538	123,968
Wallenius Wilhelmsen ASA	45,262	462,929
Total Norway		10,409,068
Portugal - 0.4%
Altri SGPS SA(a)	18,020	104,000
EDP - Energias de Portugal SA	154,195	578,240
Galp Energia SGPS SA	21,801	460,762
Jeronimo Martins SGPS SA	11,167	218,420
Navigator Co. SA	85,828	357,458
NOS SGPS SA	37,890	134,212
REN - Redes Energeticas Nacionais SGPS SA(a)	61,290	150,425
Semapa-Sociedade de Investimento & Gestao	11,677	179,963
Sonae SGPS SA	133,914	125,582
Total Portugal		2,309,062
Singapore - 2.5%
CapitaLand Investment Ltd.(a)	146,200	286,952
City Developments Ltd.(a)	24,500	93,282
ComfortDelGro Corp. Ltd.	125,000	123,593
DBS Group Holdings Ltd.	141,783	3,744,264
Genting Singapore Ltd.	315,100	201,115
Keppel Infrastructure Trust	363,120	125,930
Keppel Ltd.	102,500	489,338
Netlink NBN Trust(b)	341,200	208,962
Oversea-Chinese Banking Corp. Ltd.	257,795	2,744,868
Raffles Medical Group Ltd.	117,100	85,973
Sembcorp Industries Ltd.	38,300	135,933
Sheng Siong Group Ltd.	162,700	178,877
Singapore Airlines Ltd.(a)	193,700	986,187
Singapore Exchange Ltd.	30,500	213,348
Singapore Technologies Engineering Ltd.	93,594	299,031
Singapore Telecommunications Ltd.	700,100	1,420,605
United Overseas Bank Ltd.	97,701	2,258,603
Venture Corp. Ltd.	21,500	225,589
Wing Tai Holdings Ltd.	103,200	105,085
Total Singapore		13,927,535
Spain - 5.1%
Acciona SA(a)	1,455	172,001
Acerinox SA	14,115	146,588
ACS Actividades de Construccion y Servicios SA	12,471	538,374
Aena SME SA(c)	5,349	1,077,765
Amadeus IT Group SA(a)	6,926	461,262
Atresmedia Corp. de Medios de Comunicacion SA	41,495	196,790
Banco Bilbao Vizcaya Argentaria SA	352,308	3,531,187
Banco de Sabadell SA	142,626	275,223
Banco Santander SA	329,103	1,527,438
Bankinter SA(a)	33,694	275,387
CaixaBank SA	291,946	1,546,631
Cia de Distribucion Integral Logista Holdings SA	8,480	240,117
CIE Automotive SA	4,843	134,693
Corp. ACCIONA Energias Renovables SA(a)	6,656	137,179
Enagas SA(a)	14,473	215,454
Endesa SA(a)	97,086	1,824,551
Faes Farma SA	40,181	155,246
Fluidra SA(a)	4,512	94,249
Fomento de Construcciones y Contratas SA(a)	14,155	210,872
Gestamp Automocion SA(c)	25,753	76,730
Grupo Catalana Occidente SA	6,929	280,709
Iberdrola SA	301,866	3,919,506
Industria de Diseno Textil SA	117,388	5,832,581
Inmobiliaria Colonial Socimi SA(a)	20,405	118,749
Mapfre SA(a)	160,826	371,275
Merlin Properties Socimi SA	46,327	516,370
Naturgy Energy Group SA(a)	50,364	1,088,189
Redeia Corp. SA(a)	20,865	364,949
Repsol SA(a)	45,857	724,185
Sacyr SA	39,934	140,981
Telefonica SA	328,707	1,395,076
Unicaja Banco SA(c)	103,411	141,198
Viscofan SA(a)	2,324	153,181
Total Spain		27,884,686
Sweden - 2.5%
AAK AB	5,015	147,085
AFRY AB	6,803	122,053
Alfa Laval AB	6,208	272,056
Assa Abloy AB, Class B	14,553	411,709
Atlas Copco AB, Class A	36,797	692,146
Atlas Copco AB, Class B	22,223	359,150
Avanza Bank Holding AB(a)	5,164	125,562
Axfood AB(a)	7,968	209,466
Billerud Aktiebolag	9,631	89,215
Dometic Group AB(c)	11,958	75,992
Epiroc AB, Class A(a)	17,479	349,078
Essity AB, Class B	13,843	354,761
Evolution AB(c)	2,376	247,692
H & M Hennes & Mauritz AB, Class B(a)	44,528	704,908
Hexpol AB	16,972	189,108
Hufvudstaden AB, Class A(a)	9,390	111,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
Husqvarna AB, Class B(a)	24,470	$196,265
Indutrade AB(a)	5,536	141,978
Investment AB Latour, Class B(a)	7,719	208,606
Lifco AB, Class B(a)	7,893	216,886
Lindab International AB	4,677	100,163
Loomis AB	4,257	110,945
NCC AB, Class B	9,407	122,138
Nibe Industrier AB, Class B(a)	21,029	89,237
Nordnet AB publ(a)	10,649	222,629
Peab AB, Class B	27,667	174,124
Saab AB, Class B(a)	8,458	203,659
Sagax AB, Class B	5,273	135,034
Sandvik AB	21,118	423,548
Securitas AB, Class B(a)	13,658	135,675
Skandinaviska Enskilda Banken AB, Class A	113,718	1,680,503
Skanska AB, Class B	13,038	234,901
SKF AB, Class B	12,198	245,107
Svenska Cellulosa AB SCA, Class B(a)	4,516	66,758
Svenska Handelsbanken AB, Class A(a)	75,911	723,614
Sweco AB, Class B	8,985	123,361
Swedbank AB, Class A	55,603	1,145,117
Thule Group AB(c)	5,998	157,452
Trelleborg AB, Class B	6,738	262,389
Volvo AB, Class A	14,997	391,416
Volvo AB, Class B	53,151	1,360,620
Wihlborgs Fastigheter AB	17,974	166,159
Total Sweden		13,499,542
Switzerland - 9.7%
ABB Ltd., Registered Shares	53,371	2,964,924
Accelleron Industries AG(a)	4,532	177,528
Adecco Group AG, Registered Shares	8,750	290,368
Allreal Holding AG, Registered Shares(a)	852	145,824
Baloise Holding AG, Registered Shares(a)	2,054	361,610
Banque Cantonale Vaudoise, Registered Shares(a)	3,351	355,573
BKW AG(a)	1,363	217,358
Cembra Money Bank AG(a)	1,129	96,366
Cie Financiere Richemont SA, Class A, Registered Shares	8,198	1,279,512
Clariant AG, Registered Shares(a)	3,981	62,643
Coca-Cola HBC AG	12,686	432,661
DKSH Holding AG	2,132	144,016
DSM-Firmenich AG	3,735	422,716
EFG International AG	16,095	236,786
Flughafen Zurich AG, Registered Shares	802	177,340
Galenica AG(a)(c)	1,944	159,116
Geberit AG, Registered Shares	792	467,832
Georg Fischer AG, Registered Shares(a)	2,989	200,409
Givaudan SA, Registered Shares	119	564,144
Helvetia Holding AG, Registered Shares(a)	2,992	404,549
Holcim AG, Registered Shares	26,660	2,362,196
Julius Baer Group Ltd.(a)	9,736	543,898
Kuehne & Nagel International AG, Registered Shares	7,086	2,037,639
Logitech International SA, Registered Shares	2,686	259,812
Nestle SA, Registered Shares	78,500	8,012,486
Novartis AG, Registered Shares	86,850	9,294,864
OC Oerlikon Corp. AG, Registered Shares(a)	13,442	72,520
Partners Group Holding AG	686	880,975
PSP Swiss Property AG, Registered Shares	1,607	206,195
Roche Holding AG	17,791	4,939,745
Roche Holding AG, Bearer Shares(a)	3,318	1,010,982
Schindler Holding AG, Participation Certificate	1,062	266,859
Schindler Holding AG, Registered Shares	658	164,024
SFS Group AG	1,616	214,723
SGS SA, Registered Shares	7,035	626,308
SIG Group AG(a)	6,060	110,936
Sika AG, Registered Shares	1,451	415,310
Sonova Holding AG, Registered Shares	756	233,547
Stadler Rail AG(a)	2,768	78,703
STMicroelectronics NV	6,054	239,194
Straumann Holding AG, Registered Shares(a)	960	118,905
Sulzer AG, Registered Shares	2,218	306,561
Swatch Group AG, Bearer Shares(a)	1,117	228,782
Swiss Life Holding AG, Registered Shares	1,432	1,052,726
Swiss Prime Site AG, Registered Shares(a)	3,350	317,627
Swiss Re AG	17,928	2,224,540
Swisscom AG, Registered Shares	2,179	1,225,778
UBS Group AG, Registered Shares	78,562	2,312,447
VAT Group AG(a)(c)	618	350,333
Vontobel Holding AG, Registered Shares	3,083	184,582
Zurich Insurance Group AG	7,659	4,083,493
Total Switzerland		53,537,965
United Kingdom - 13.7%
4imprint Group PLC	2,096	155,264
Admiral Group PLC	8,356	276,218
Airtel Africa PLC(c)	165,262	250,898
Antofagasta PLC	25,824	688,791
Ashmore Group PLC	50,124	107,778
Ashtead Group PLC	5,930	395,945
Associated British Foods PLC	11,961	374,066
Assura PLC	18,895	9,635
AstraZeneca PLC	37,163	5,804,568
Auto Trader Group PLC(c)	18,652	188,907
BAE Systems PLC	84,769	1,414,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
Balfour Beatty PLC	19,380	$89,468
Barclays PLC	601,758	1,589,065
Beazley PLC	16,809	150,438
Bellway PLC	6,479	207,701
Berkeley Group Holdings PLC	3,432	199,045
Big Yellow Group PLC	10,037	148,954
Bodycote PLC	13,622	117,437
BP PLC	530,130	3,184,491
British American Tobacco PLC	155,422	4,774,193
British Land Co. PLC	50,000	260,152
Britvic PLC	13,884	207,274
BT Group PLC(a)	475,201	843,084
Bunzl PLC	7,315	278,331
Burberry Group PLC	9,013	100,011
Centrica PLC	131,856	224,850
Clarkson PLC	2,017	105,557
Compass Group PLC	32,601	890,156
Computacenter PLC	3,554	129,028
ConvaTec Group PLC(c)	45,284	134,408
Cranswick PLC	2,523	141,765
DCC PLC	3,231	226,271
Derwent London PLC	2,936	83,878
Diageo PLC	44,549	1,401,946
Diploma PLC	3,905	204,758
Drax Group PLC	16,679	103,775
DS Smith PLC	101,867	542,122
Dunelm Group PLC	9,938	133,666
Games Workshop Group PLC	1,550	209,063
Genus PLC	761	15,873
Grainger PLC	37,516	115,477
Greggs PLC	5,447	190,867
Haleon PLC	63,851	260,383
Halma PLC	4,624	158,171
Harbour Energy PLC	49,506	195,063
Hargreaves Lansdown PLC	18,081	258,732
Hays PLC	130,012	155,309
Helical PLC(a)	40,131	125,556
Howden Joinery Group PLC	17,192	190,919
HSBC Holdings PLC	1,162,350	10,048,721
IMI PLC	8,237	183,675
Imperial Brands PLC	54,698	1,399,469
Inchcape PLC	11,320	106,463
Informa PLC	33,646	363,988
InterContinental Hotels Group PLC	3,327	350,163
Intertek Group PLC	3,086	187,014
Investec PLC	35,458	257,057
ITV PLC	280,986	285,931
J Sainsbury PLC	99,298	320,083
Johnson Matthey PLC	8,428	166,946
Land Securities Group PLC	29,578	231,628
Lloyds Banking Group PLC	2,771,890	1,918,059
London Stock Exchange Group PLC	4,452	529,010
LondonMetric Property PLC	32,515	79,492
Morgan Sindall Group PLC	4,327	138,658
National Grid PLC	240,563	2,683,947
NatWest Group PLC	523,094	2,061,755
Next PLC	4,182	477,685
PageGroup PLC	27,709	149,005
Pan African Resources PLC	105,149	34,625
Pearson PLC	14,631	183,249
Pennon Group PLC(a)	11,370	82,428
Primary Health Properties PLC(a)	149,090	172,916
Prudential PLC	36,046	327,344
PZ Cussons PLC(a)	64,810	80,943
QinetiQ Group PLC	2,253	12,622
Reckitt Benckiser Group PLC	25,125	1,359,985
Redrow PLC	17,563	148,083
RELX PLC	39,426	1,813,619
Renishaw PLC	2,517	117,724
Rentokil Initial PLC	30,755	179,302
Rightmove PLC	14,906	101,185
Rotork PLC	32,151	136,882
RS Group PLC	8,835	78,290
RWS Holdings PLC	36,791	87,341
Safestore Holdings PLC	6,977	67,867
Sage Group PLC	15,491	213,152
Savills PLC	7,859	110,671
Schroders PLC	54,344	249,917
Serco Group PLC	51,826	117,727
Serica Energy PLC	32,482	55,801
Severn Trent PLC	8,255	248,356
Shell PLC	167,019	5,983,385
Smith & Nephew PLC	18,845	233,598
Smiths Group PLC	12,998	280,145
Spectris PLC	3,414	119,975
Spirax Group PLC	1,219	130,672
Spirent Communications PLC	37,334	86,365
SSE PLC	66,890	1,513,123
St. James's Place PLC	30,789	212,700
Standard Chartered PLC	46,266	418,751
Tate & Lyle PLC	14,052	106,224
TBC Bank Group PLC	4,769	154,932
Telecom Plus PLC	2,914	64,978
Tesco PLC	297,767	1,151,806
TORM PLC, Class A	7,331	286,573
Travis Perkins PLC	7,662	74,482
Unilever PLC	97,396	5,349,487
Unite Group PLC	13,538	152,651
United Utilities Group PLC	23,455	291,336
Vesuvius PLC	18,327	106,916
Victrex PLC	3,343	48,429
Virgin Money U.K. PLC	84,595	228,416
Vodafone Group PLC	2,042,937	1,801,535
Weir Group PLC	4,779	119,856
WH Smith PLC	9,288	132,908
Whitbread PLC	4,494	169,006
Workspace Group PLC(a)	12,965	97,351
Zigup PLC	21,570	114,929
Total United Kingdom		75,363,079
United States - 1.5%
GSK PLC	172,124	3,327,915
Stellantis NV	256,888	5,085,157
Total United States		8,413,072
TOTAL COMMON STOCKS (Cost: $434,814,805)		545,968,759
RIGHTS - 0.0%
Italy - 0.0%
Amplifon SpA, expiring 7/9/24*† (Cost: $0)	2,112	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.9%
United States - 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $37,925,671)	37,925,671	$37,925,671
TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $472,740,476)		583,894,430
Other Assets less Liabilities - (6.2)%		(33,836,951)
NET ASSETS - 100.0%		$550,057,479

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $45,020,000 and the total market value of the collateral held by the Fund was $47,706,842. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,781,171.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/1/2024	199,346	USD	32,051,418	JPY	$95	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$545,968,759	$—	$—		$545,968,759
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	37,925,671	—		37,925,671
Total Investments in Securities	$545,968,759	$37,925,671	$0		$583,894,430
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$95	$—		$95
Total - Net	$545,968,759	$37,925,766	$0		$583,894,525

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.1%
Australia - 6.7%
Altium Ltd.	49,215	$2,236,026
ARB Corp. Ltd.(a)	36,003	904,798
Aristocrat Leisure Ltd.	222,015	7,378,051
Beach Energy Ltd.(a)	1,754,841	1,746,236
Brambles Ltd.	1,211,207	11,753,385
Breville Group Ltd.(a)	69,235	1,254,916
Brickworks Ltd.	112,819	1,974,070
CAR Group Ltd.	221,629	5,217,527
Champion Iron Ltd.(a)	441,218	1,885,872
Charter Hall Group(a)	656,129	4,899,029
Cochlear Ltd.	18,101	4,015,280
Coles Group Ltd.	1,599,831	18,195,657
CSL Ltd.	142,716	28,137,320
Dicker Data Ltd.(a)	198,242	1,278,945
Goodman Group	775,577	17,999,429
IDP Education Ltd.(a)	109,607	1,108,996
Mineral Resources Ltd.(a)	162,336	5,845,797
Netwealth Group Ltd.	147,750	2,187,621
Pinnacle Investment Management Group Ltd.(a)	282,390	2,674,266
Pro Medicus Ltd.(a)	9,115	872,089
REA Group Ltd.(a)	40,047	5,259,749
SEEK Ltd.(a)	224,624	3,204,324
Seven Group Holdings Ltd.(a)	181,199	4,559,799
Tabcorp Holdings Ltd.	1,869,758	874,103
Technology One Ltd.	126,292	1,568,801
Wesfarmers Ltd.	1,023,281	44,543,902
Total Australia		181,575,988
Austria - 0.7%
Kontron AG	92,582	1,907,101
Mondi PLC	598,752	11,493,254
Wienerberger AG	128,219	4,254,485
Total Austria		17,654,840
Belgium - 0.8%
Bekaert SA	77,830	3,259,832
D'ieteren Group(a)	28,982	6,153,278
Tessenderlo Group SA(a)	79,151	2,006,232
UCB SA(a)	70,441	10,471,181
Total Belgium		21,890,523
China - 0.4%
Prosus NV	311,068	11,088,461
Denmark - 4.9%
Coloplast AS, Class B	101,661	12,222,930
Dfds AS	67,707	1,915,942
Novo Nordisk AS, Class B	661,726	95,632,730
Novonesis (Novozymes) B, Class B	201,018	12,309,760
Pandora AS	43,916	6,633,284
Royal Unibrew AS*	40,019	3,174,742
Total Denmark		131,889,388
Finland - 1.2%
Metsa Board OYJ, Class B	693,924	5,451,419
Orion OYJ, Class B(a)	82,351	3,518,032
UPM-Kymmene OYJ	694,196	24,269,440
Total Finland		33,238,891
France - 10.5%
Airbus SE(a)	307,483	42,267,448
Alten SA(a)	13,324	1,463,700
Arkema SA	87,676	7,625,405
BioMerieux	21,322	2,028,103
Carrefour SA(a)	664,315	9,398,135
Eramet SA(a)	42,820	4,320,765
Gaztransport & Technigaz SA	31,952	4,174,413
Hermes International SCA	18,537	42,515,463
Interparfums SA	53,885	2,206,099
Ipsen SA	18,822	2,309,750
Kering SA	102,070	37,029,724
La Francaise des Jeux SAEM(b)	209,687	7,146,482
LVMH Moet Hennessy Louis Vuitton SE	152,085	116,314,782
SEB SA	34,834	3,569,069
Total France		282,369,338
Germany - 4.7%
AIXTRON SE	43,994	864,506
Aurubis AG	31,946	2,507,944
Bechtle AG	53,839	2,535,425
Bilfinger SE	43,396	2,283,626
Carl Zeiss Meditec AG, Bearer Shares	23,136	1,627,859
Deutsche Post AG, Registered Shares	1,695,240	68,659,679
Fielmann Group AG	39,697	1,825,192
Gerresheimer AG	10,192	1,095,605
Hugo Boss AG	33,676	1,507,574
Knorr-Bremse AG	117,916	9,010,647
Merck KGaA	38,507	6,386,516
Nemetschek SE	21,845	2,150,428
Puma SE	53,738	2,469,043
Rheinmetall AG	19,644	10,015,134
Siltronic AG	31,040	2,408,541
Stroeer SE & Co. KGaA	71,135	4,562,902
Symrise AG	42,185	5,167,708
Total Germany		125,078,329
Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	1,261,000	14,406,999
Ireland - 0.2%
Kerry Group PLC, Class A	75,896	6,153,490
Israel - 0.5%
Hilan Ltd.	28,983	1,507,928
Isramco Negev 2 LP	4,932,229	1,924,606
Matrix IT Ltd.	121,193	2,220,092
Maytronics Ltd.	10,516	39,304
Newmed Energy LP	1,315,354	3,128,819
Plus500 Ltd.	156,476	4,482,176
Total Israel		13,302,925
Italy - 1.4%
Amplifon SpA(a)	46,287	1,648,974
Brunello Cucinelli SpA(a)	14,420	1,445,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2024

Investments	Shares	Value
Carel Industries SpA(a)(b)	22,567	$418,421
Davide Campari-Milano NV(a)	213,393	2,018,085
De' Longhi SpA	84,995	2,659,928
DiaSorin SpA(a)	13,051	1,301,669
Ferrari NV	28,894	11,789,197
Moncler SpA	151,712	9,277,808
Piaggio & C SpA(a)	798,236	2,374,895
Reply SpA	11,769	1,738,131
Salcef Group SpA	49,283	1,349,528
Salvatore Ferragamo SpA(a)	120,451	1,020,483
Technogym SpA(b)	178,450	1,839,862
Total Italy		38,881,990
Japan - 14.5%
Advantest Corp.(a)	168,600	6,734,148
ARE Holdings, Inc.	123,100	1,606,284
AZ-COM MARUWA Holdings, Inc.	31,500	228,916
BayCurrent Consulting, Inc.	37,600	757,329
C Uyemura & Co. Ltd.	12,800	884,048
Capcom Co. Ltd.	182,700	3,444,791
Casio Computer Co. Ltd.	243,900	1,821,745
Daiwabo Holdings Co. Ltd.	83,800	1,501,117
Dentsu Soken, Inc.(a)	34,400	1,129,131
Dexerials Corp.	36,000	1,667,960
Dip Corp.	44,800	761,984
Disco Corp.	30,000	11,383,812
FANUC Corp.	671,900	18,416,058
Fast Retailing Co. Ltd.	67,100	16,918,911
Food & Life Cos. Ltd.	24,900	403,004
Fujimi, Inc.	54,700	1,032,043
Fujitsu Ltd.	771,400	12,070,209
Goldwin, Inc.(a)	16,600	909,564
Hoya Corp.	50,200	5,837,318
Ibiden Co. Ltd.(a)	24,500	997,302
Internet Initiative Japan, Inc.	79,100	1,165,159
Kadokawa Corp.(a)	43,200	692,741
Kakaku.com, Inc.	174,091	2,281,928
Katitas Co. Ltd.	70,700	766,070
Keyence Corp.	34,900	15,306,447
Kobe Bussan Co. Ltd.(a)	48,900	1,089,504
Koei Tecmo Holdings Co. Ltd.(a)	221,600	1,913,480
Lasertec Corp.(a)	18,800	4,217,904
M3, Inc.	74,700	712,125
MEITEC Group Holdings, Inc.	110,300	2,233,976
Minebea Mitsumi, Inc.	201,500	4,127,456
MISUMI Group, Inc.	92,000	1,573,082
Mitsui Chemicals, Inc.	208,500	5,754,942
MonotaRO Co. Ltd.(a)	188,600	2,217,099
Murata Manufacturing Co. Ltd.	1,101,100	22,739,365
NET One Systems Co. Ltd.	83,700	1,533,928
Nextage Co. Ltd.(a)	33,100	494,463
NGK Insulators Ltd.	298,800	3,826,483
NHK Spring Co. Ltd.	238,800	2,380,429
Nihon M&A Center Holdings, Inc.	336,600	1,739,707
Nippon Gas Co. Ltd.	114,100	1,714,763
Nippon Steel Corp.(a)	1,405,500	29,715,936
Nomura Research Institute Ltd.(a)	213,800	6,008,888
NSD Co. Ltd.	75,600	1,449,869
Obic Co. Ltd.	33,000	4,254,756
Oracle Corp.	54,700	3,774,524
Organo Corp.	19,100	980,766
Pan Pacific International Holdings Corp.	108,400	2,536,476
Persol Holdings Co. Ltd.	2,557,600	3,540,828
Pilot Corp.(a)	28,000	745,518
Relo Group, Inc.	88,800	945,080
Sanrio Co. Ltd.	47,000	864,267
SG Holdings Co. Ltd.	456,900	4,210,831
Shin-Etsu Chemical Co. Ltd.	1,291,500	50,083,159
SMC Corp.	23,900	11,342,323
Sysmex Corp.	141,800	2,283,997
Taiyo Yuden Co. Ltd.(a)	98,200	2,494,375
Takara Bio, Inc.	98,000	672,585
Takara Holdings, Inc.	239,800	1,626,394
TDK Corp.	211,300	12,958,315
TechnoPro Holdings, Inc.(a)	80,700	1,321,923
Toei Animation Co. Ltd.(a)	73,400	1,137,093
Tokyo Electron Ltd.	262,600	56,973,393
Tokyo Ohka Kogyo Co. Ltd.	71,500	1,938,847
Tokyo Seimitsu Co. Ltd.	38,200	2,919,738
Topcon Corp.	109,800	1,226,257
Tosoh Corp.	420,400	5,483,024
Ulvac, Inc.	33,100	2,162,632
Yaskawa Electric Corp.(a)	100,700	3,616,461
ZOZO, Inc.(a)	201,200	5,038,130
Total Japan		389,293,110
Netherlands - 9.0%
ASM International NV	9,517	7,260,253
ASML Holding NV	115,501	119,356,633
Corbion NV	50,879	1,021,339
Heineken Holding NV	213,358	16,841,290
Heineken NV(a)	361,717	35,006,634
SBM Offshore NV(a)	454,227	6,961,497
Signify NV(a)(b)	223,591	5,583,467
Universal Music Group NV(a)	1,077,245	32,073,062
Wolters Kluwer NV	106,318	17,638,898
Total Netherlands		241,743,073
Norway - 0.9%
Aker ASA, Class A	104,966	6,062,840
Atea ASA	193,302	2,777,667
DNO ASA	3,188,898	3,336,400
Kongsberg Gruppen ASA	132,931	10,861,702
TOMRA Systems ASA	191,224	2,288,043
Total Norway		25,326,652
Singapore - 0.5%
Singapore Technologies Engineering Ltd.	3,594,555	11,484,540
StarHub Ltd.	2,598,300	2,319,825
Total Singapore		13,804,365
Spain - 7.0%
CIE Automotive SA	97,442	2,710,050
Endesa SA(a)	2,548,790	47,899,779
Industria de Diseno Textil SA(a)	2,661,244	132,227,507
Laboratorios Farmaceuticos Rovi SA	28,586	2,682,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2024

Investments	Shares	Value
Viscofan SA(a)	53,803	$3,546,299
Total Spain		189,065,909
Sweden - 3.6%
Alfa Laval AB	193,974	8,500,626
Assa Abloy AB, Class B(a)	608,060	17,202,204
Billerud Aktiebolag	369,156	3,419,596
Evolution AB(b)	120,572	12,569,308
Husqvarna AB, Class B(a)	573,475	4,599,627
Investment AB Latour, Class B(a)	328,945	8,889,734
Lagercrantz Group AB, Class B	88,113	1,432,745
Lindab International AB	73,946	1,583,629
Mycronic AB	41,170	1,588,456
Nibe Industrier AB, Class B(a)	488,759	2,074,071
Paradox Interactive AB	14,675	196,772
Sandvik AB	939,480	18,842,473
Securitas AB, Class B(a)	608,555	6,045,210
Skanska AB, Class B(a)	541,829	9,761,947
Total Sweden		96,706,398
Switzerland - 13.9%
Clariant AG, Registered Shares(a)	299,650	4,715,169
Comet Holding AG, Registered Shares	5,213	2,100,051
Givaudan SA, Registered Shares	5,514	26,140,263
Huber & Suhner AG, Registered Shares	20,655	1,758,410
Logitech International SA, Registered Shares	72,321	6,995,483
Novartis AG, Registered Shares	901,112	96,438,840
Partners Group Holding AG	27,955	35,900,367
Roche Holding AG	266,920	74,111,440
Roche Holding AG, Bearer Shares	48,134	14,666,247
SFS Group AG	28,424	3,776,792
SGS SA, Registered Shares	250	22,257
Sika AG, Registered Shares	62,408	17,862,606
Sonova Holding AG, Registered Shares	24,531	7,578,239
Stadler Rail AG(a)	81,007	2,303,282
Straumann Holding AG, Registered Shares(a)	22,669	2,807,767
Swissquote Group Holding SA, Registered Shares	7,029	2,218,367
Tecan Group AG, Registered Shares(a)	3,123	1,045,402
UBS Group AG, Registered Shares	2,215,901	65,224,328
VAT Group AG(a)(b)	15,609	8,848,458
Total Switzerland		374,513,768
United Kingdom - 15.0%
Admiral Group PLC	358,401	11,847,375
Airtel Africa PLC(b)	4,210,554	6,392,393
AJ Bell PLC	419,131	2,010,679
Ashtead Group PLC(a)	222,855	14,879,969
AstraZeneca PLC	666,969	104,175,307
Auto Trader Group PLC(b)	355,636	3,601,869
Bellway PLC	208,000	6,667,973
Britvic PLC	277,888	4,148,594
Burberry Group PLC	278,052	3,085,339
Bytes Technology Group PLC	103,909	728,343
Coats Group PLC	1,194,692	1,196,086
Diageo PLC	1,718,156	54,069,950
Dr. Martens PLC(a)	1,122,452	1,059,912
Dunelm Group PLC	226,598	3,047,747
Greggs PLC	77,032	2,699,266
Hays PLC	2,659,433	3,176,890
Howden Joinery Group PLC	516,857	5,739,756
IMI PLC	149,684	3,337,761
Imperial Brands PLC	2,189,507	56,019,353
ITV PLC	9,035,313	9,194,336
JD Sports Fashion PLC(a)	986,214	1,489,774
Kainos Group PLC	73,257	979,752
MONY Group PLC	811,398	2,279,078
Next PLC	93,943	10,730,548
Redrow PLC	533,379	4,497,208
RELX PLC	1,030,215	47,390,486
Renishaw PLC	53,035	2,480,536
Rentokil Initial PLC	1,309,578	7,634,875
Rightmove PLC	430,717	2,923,799
RS Group PLC	450,732	3,994,088
Sage Group PLC	565,059	7,775,055
Savills PLC	206,789	2,912,017
Softcat PLC	108,998	2,503,541
Spirax Group PLC	39,203	4,202,390
Telecom Plus PLC	125,278	2,793,538
Victrex PLC(a)	120,875	1,751,065
Total United Kingdom		403,416,648
United States - 2.2%
GSK PLC	3,027,703	58,538,824
TOTAL COMMON STOCKS (Cost: $2,247,933,350)		2,669,939,909
RIGHTS - 0.0%
Italy - 0.0%
Amplifon SpA, expiring 7/9/24*† (Cost: $0)	41,481	0
EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $868,179)	30,222	1,120,934
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
United States - 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $135,650,578)	135,650,578	135,650,578
TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $2,384,452,107)		2,806,711,421
Other Assets less Liabilities - (4.2)%		(113,022,835)
NET ASSETS - 100.0%		$2,693,688,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2024

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $163,786,146 and the total market value of the collateral held by the Fund was $173,788,235. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,137,657.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,150,249	$—	$—	$—	$(29,315)	$1,120,934	$9,671

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	56,396,599	AUD	37,665,935	USD	$—	$(607)
Bank of America NA	7/3/2024	65,379,279	CHF	72,768,725	USD	—	(3,205)
Bank of America NA	7/3/2024	171,024,359	DKK	24,579,638	USD	569	—
Bank of America NA	7/3/2024	180,722,151	EUR	193,696,736	USD	1,168	—
Bank of America NA	7/3/2024	76,233,758	GBP	96,369,457	USD	—	(1,828)
Bank of America NA	7/3/2024	464,750	HKD	59,526	USD	1	—
Bank of America NA	7/3/2024	7,702,544	ILS	2,044,746	USD	—	(42)
Bank of America NA	7/3/2024	12,180,588,668	JPY	75,732,221	USD	948	—
Bank of America NA	7/3/2024	57,895,325	NOK	5,437,639	USD	—	(39)
Bank of America NA	7/3/2024	212,330,895	SEK	20,050,730	USD	—	(3)
Bank of America NA	7/3/2024	3,755,978	SGD	2,771,647	USD	—	(85)
Bank of America NA	7/3/2024	36,960,701	USD	55,530,233	AUD	—	(126,011)
Bank of America NA	7/3/2024	641,122	USD	965,118	AUD	—	(3,447)
Bank of America NA	7/3/2024	1,602,806	USD	2,409,532	AUD	—	(6,436)
Bank of America NA	7/3/2024	71,406,246	USD	64,209,139	CHF	—	(56,937)
Bank of America NA	7/3/2024	1,238,617	USD	1,105,649	CHF	8,057	—
Bank of America NA	7/3/2024	3,096,541	USD	2,776,414	CHF	6,460	—
Bank of America NA	7/3/2024	24,119,423	USD	165,452,320	DKK	340,048	—
Bank of America NA	7/3/2024	418,377	USD	2,894,775	DKK	2,330	—
Bank of America NA	7/3/2024	1,045,942	USD	7,301,636	DKK	—	(3,474)
Bank of America NA	7/3/2024	190,070,073	USD	174,858,438	EUR	2,656,893	—
Bank of America NA	7/3/2024	3,296,966	USD	3,058,580	EUR	18,781	—
Bank of America NA	7/3/2024	8,242,414	USD	7,714,871	EUR	—	(26,381)
Bank of America NA	7/3/2024	94,565,093	USD	74,263,758	GBP	687,755	—
Bank of America NA	7/3/2024	1,640,331	USD	1,284,793	GBP	16,215	—
Bank of America NA	7/3/2024	4,100,828	USD	3,248,520	GBP	—	(5,649)
Bank of America NA	7/3/2024	2,006,461	USD	7,456,697	ILS	27,019	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	34,804	USD	129,312	ILS	477	—
Bank of America NA	7/3/2024	87,010	USD	326,659	ILS	296	—
Bank of America NA	7/3/2024	74,314,256	USD	11,626,799,765	JPY	2,024,285	—
Bank of America NA	7/3/2024	1,289,059	USD	201,789,940	JPY	34,424	—
Bank of America NA	7/3/2024	3,222,648	USD	517,204,711	JPY	6,912	—
Bank of America NA	7/3/2024	5,335,827	USD	55,994,996	NOK	76,708	—
Bank of America NA	7/3/2024	92,556	USD	983,666	NOK	169	—
Bank of America NA	7/3/2024	231,389	USD	2,469,991	NOK	—	(596)
Bank of America NA	7/3/2024	19,675,312	USD	206,636,718	SEK	162,295	—
Bank of America NA	7/3/2024	341,289	USD	3,566,980	SEK	4,454	—
Bank of America NA	7/3/2024	853,223	USD	9,007,625	SEK	2,619	—
Bank of America NA	7/3/2024	2,719,752	USD	3,671,184	SGD	10,761	—
Bank of America NA	7/3/2024	47,177	USD	63,626	SGD	227	—
Bank of America NA	7/3/2024	117,942	USD	160,180	SGD	—	(256)
Bank of America NA	7/5/2024	23,915,434	HKD	3,063,440	USD	—	(78)
Bank of America NA	7/5/2024	3,006,082	USD	23,497,416	HKD	—	(3,736)
Bank of America NA	7/5/2024	52,144	USD	407,071	HKD	2	—
Bank of America NA	7/5/2024	130,359	USD	1,017,879	HKD	—	(23)
Bank of America NA	8/5/2024	26,337,337	USD	182,911,989	DKK	—	(1,212)
Bank of America NA	8/5/2024	193,039,349	USD	179,829,941	EUR	—	(2,149)
Bank of America NA	8/5/2024	4,086,354	USD	3,806,855	EUR	—	(179)
Bank of America NA	8/5/2024	95,998,408	USD	75,928,825	GBP	—	(3,166)
Bank of America NA	8/5/2024	2,032,142	USD	1,607,289	GBP	—	(54)
Bank of America NA	8/5/2024	3,028,288	USD	23,620,874	HKD	—	(77)
Bank of America NA	8/5/2024	64,104	USD	500,016	HKD	—	(2)
Bank of America NA	8/5/2024	1,859,009	USD	6,993,839	ILS	—	(113)
Bank of America NA	8/5/2024	39,352	USD	148,047	ILS	—	(2)
Bank of America NA	8/5/2024	78,063,467	USD	12,492,785,458	JPY	—	(1,293)
Bank of America NA	8/5/2024	5,356,563	USD	56,983,889	NOK	37	—
Bank of America NA	8/5/2024	19,564,070	USD	206,844,730	SEK	—	(478)
Bank of America NA	8/5/2024	414,142	USD	4,378,577	SEK	—	(9)
Bank of America NA	8/5/2024	2,874,440	USD	3,889,442	SGD	—	(115)
Bank of America NA	8/5/2024	60,848	USD	82,334	SGD	—	(2)
Bank of America NA	8/6/2024	36,212,588	USD	54,172,670	AUD	—	(497)
Bank of America NA	8/6/2024	75,326,043	USD	67,402,723	CHF	1,442	—
Bank of America NA	8/6/2024	1,594,539	USD	1,426,916	CHF	—	(84)
Barclays Bank PLC	7/3/2024	56,397,356	AUD	37,665,933	USD	—	(99)
Barclays Bank PLC	7/3/2024	65,381,314	CHF	72,768,722	USD	—	(937)
Barclays Bank PLC	7/3/2024	171,021,912	DKK	24,579,636	USD	219	—
Barclays Bank PLC	7/3/2024	180,719,450	EUR	193,696,733	USD	—	(1,723)
Barclays Bank PLC	7/3/2024	76,234,361	GBP	96,369,457	USD	—	(1,066)
Barclays Bank PLC	7/3/2024	7,702,598	ILS	2,044,742	USD	—	(23)
Barclays Bank PLC	7/3/2024	12,180,512,936	JPY	75,732,221	USD	478	—
Barclays Bank PLC	7/3/2024	57,895,011	NOK	5,437,635	USD	—	(65)
Barclays Bank PLC	7/3/2024	212,328,478	SEK	20,050,729	USD	—	(230)
Barclays Bank PLC	7/3/2024	3,756,101	SGD	2,771,644	USD	9	—
Barclays Bank PLC	7/3/2024	92,556	USD	980,010	NOK	512	—
Barclays Bank PLC	7/3/2024	341,289	USD	3,553,681	SEK	5,710	—
Barclays Bank PLC	7/3/2024	47,177	USD	63,489	SGD	328	—
Barclays Bank PLC	7/5/2024	23,915,952	HKD	3,063,437	USD	—	(9)
Barclays Bank PLC	8/5/2024	26,337,333	USD	182,909,090	DKK	—	(799)
Barclays Bank PLC	8/5/2024	193,039,346	USD	179,827,258	EUR	728	—
Barclays Bank PLC	8/5/2024	95,998,406	USD	75,926,121	GBP	251	—
Barclays Bank PLC	8/5/2024	3,028,284	USD	23,620,318	HKD	—	(9)
Barclays Bank PLC	8/5/2024	1,859,007	USD	6,993,700	ILS	—	(78)
Barclays Bank PLC	8/5/2024	78,063,465	USD	12,492,730,494	JPY	—	(951)
Barclays Bank PLC	8/5/2024	5,356,560	USD	56,984,124	NOK	11	—
Barclays Bank PLC	8/5/2024	19,564,070	USD	206,842,382	SEK	—	(255)
Barclays Bank PLC	8/5/2024	2,874,438	USD	3,889,399	SGD	—	(86)
Barclays Bank PLC	8/6/2024	36,212,586	USD	54,172,991	AUD	—	(714)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	8/6/2024	75,326,039	USD	67,404,828	CHF	—	(915)
Citibank NA	7/3/2024	641,122	USD	963,308	AUD	—	(2,238)
Citibank NA	7/3/2024	3,296,966	USD	3,027,486	EUR	52,108	—
Citibank NA	7/3/2024	1,640,331	USD	1,284,104	GBP	17,086	—
Goldman Sachs	7/3/2024	36,960,701	USD	55,530,650	AUD	—	(126,290)
Goldman Sachs	7/3/2024	71,406,246	USD	64,208,782	CHF	—	(56,540)
Goldman Sachs	7/3/2024	1,238,617	USD	1,102,082	CHF	12,027	—
Goldman Sachs	7/3/2024	24,119,423	USD	165,456,058	DKK	339,511	—
Goldman Sachs	7/3/2024	418,377	USD	2,865,221	DKK	6,578	—
Goldman Sachs	7/3/2024	190,070,073	USD	174,858,599	EUR	2,656,720	—
Goldman Sachs	7/3/2024	94,565,093	USD	74,263,758	GBP	687,755	—
Goldman Sachs	7/3/2024	2,006,461	USD	7,456,737	ILS	27,008	—
Goldman Sachs	7/3/2024	34,804	USD	129,753	ILS	360	—
Goldman Sachs	7/3/2024	74,314,256	USD	11,626,874,079	JPY	2,023,823	—
Goldman Sachs	7/3/2024	1,289,059	USD	200,400,334	JPY	43,064	—
Goldman Sachs	7/3/2024	5,335,827	USD	55,997,664	NOK	76,458	—
Goldman Sachs	7/3/2024	19,675,312	USD	206,640,063	SEK	161,979	—
Goldman Sachs	7/3/2024	2,719,752	USD	3,671,265	SGD	10,700	—
Goldman Sachs	7/5/2024	3,006,082	USD	23,497,557	HKD	—	(3,754)
Goldman Sachs	7/5/2024	52,144	USD	407,004	HKD	10	—
HSBC Holdings PLC	7/3/2024	56,396,937	AUD	37,665,935	USD	—	(381)
HSBC Holdings PLC	7/3/2024	65,381,026	CHF	72,768,725	USD	—	(1,261)
HSBC Holdings PLC	7/3/2024	171,022,172	DKK	24,579,638	USD	255	—
HSBC Holdings PLC	7/3/2024	180,719,116	EUR	193,696,736	USD	—	(2,085)
HSBC Holdings PLC	7/3/2024	76,234,422	GBP	96,369,457	USD	—	(990)
HSBC Holdings PLC	7/3/2024	7,702,622	ILS	2,044,746	USD	—	(21)
HSBC Holdings PLC	7/3/2024	12,180,512,936	JPY	75,732,221	USD	478	—
HSBC Holdings PLC	7/3/2024	57,895,141	NOK	5,437,639	USD	—	(56)
HSBC Holdings PLC	7/3/2024	212,329,010	SEK	20,050,730	USD	—	(181)
HSBC Holdings PLC	7/3/2024	3,756,106	SGD	2,771,647	USD	9	—
HSBC Holdings PLC	7/3/2024	36,960,697	USD	55,529,476	AUD	—	(125,510)
HSBC Holdings PLC	7/3/2024	71,406,246	USD	64,208,996	CHF	—	(56,778)
HSBC Holdings PLC	7/3/2024	24,119,423	USD	165,456,106	DKK	339,504	—
HSBC Holdings PLC	7/3/2024	190,070,073	USD	174,858,438	EUR	2,656,893	—
HSBC Holdings PLC	7/3/2024	94,565,092	USD	74,263,932	GBP	687,534	—
HSBC Holdings PLC	7/3/2024	2,006,460	USD	7,456,633	ILS	27,035	—
HSBC Holdings PLC	7/3/2024	74,314,256	USD	11,626,844,353	JPY	2,024,008	—
HSBC Holdings PLC	7/3/2024	5,335,826	USD	55,995,545	NOK	76,656	—
HSBC Holdings PLC	7/3/2024	19,675,311	USD	206,638,970	SEK	162,081	—
HSBC Holdings PLC	7/3/2024	2,719,751	USD	3,671,256	SGD	10,706	—
HSBC Holdings PLC	7/5/2024	23,915,991	HKD	3,063,440	USD	—	(7)
HSBC Holdings PLC	7/5/2024	3,006,078	USD	23,498,428	HKD	—	(3,869)
HSBC Holdings PLC	8/5/2024	26,337,337	USD	182,909,382	DKK	—	(837)
HSBC Holdings PLC	8/5/2024	193,039,349	USD	179,826,758	EUR	1,268	—
HSBC Holdings PLC	8/5/2024	95,998,408	USD	75,927,174	GBP	—	(1,077)
HSBC Holdings PLC	8/5/2024	3,028,288	USD	23,619,880	HKD	51	—
HSBC Holdings PLC	8/5/2024	1,859,009	USD	6,993,391	ILS	6	—
HSBC Holdings PLC	8/5/2024	78,063,467	USD	12,492,730,814	JPY	—	(951)
HSBC Holdings PLC	8/5/2024	5,356,563	USD	56,983,653	NOK	59	—
HSBC Holdings PLC	8/5/2024	19,564,070	USD	206,841,913	SEK	—	(211)
HSBC Holdings PLC	8/5/2024	2,874,440	USD	3,889,319	SGD	—	(24)
HSBC Holdings PLC	8/6/2024	36,212,588	USD	54,172,508	AUD	—	(389)
HSBC Holdings PLC	8/6/2024	75,326,043	USD	67,404,832	CHF	—	(915)
JPMorgan Chase Bank NA	7/3/2024	56,397,359	AUD	37,665,935	USD	—	(99)
JPMorgan Chase Bank NA	7/3/2024	65,381,229	CHF	72,768,725	USD	—	(1,034)
JPMorgan Chase Bank NA	7/3/2024	171,020,368	DKK	24,579,638	USD	—	(4)
JPMorgan Chase Bank NA	7/3/2024	180,719,284	EUR	193,696,736	USD	—	(1,904)
JPMorgan Chase Bank NA	7/3/2024	76,234,446	GBP	96,369,457	USD	—	(959)
JPMorgan Chase Bank NA	7/3/2024	7,702,600	ILS	2,044,746	USD	—	(27)
JPMorgan Chase Bank NA	7/3/2024	12,180,558,375	JPY	75,732,221	USD	760	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	7/3/2024	57,895,141	NOK	5,437,639	USD	—	(56)
JPMorgan Chase Bank NA	7/3/2024	212,328,669	SEK	20,050,730	USD	—	(213)
JPMorgan Chase Bank NA	7/3/2024	3,756,108	SGD	2,771,647	USD	11	—
JPMorgan Chase Bank NA	7/3/2024	36,960,701	USD	55,529,582	AUD	—	(125,577)
JPMorgan Chase Bank NA	7/3/2024	71,406,246	USD	64,207,754	CHF	—	(55,395)
JPMorgan Chase Bank NA	7/3/2024	24,119,423	USD	165,452,213	DKK	340,064	—
JPMorgan Chase Bank NA	7/3/2024	190,070,073	USD	174,858,438	EUR	2,656,893	—
JPMorgan Chase Bank NA	7/3/2024	94,565,093	USD	74,263,723	GBP	687,799	—
JPMorgan Chase Bank NA	7/3/2024	2,006,461	USD	7,456,758	ILS	27,002	—
JPMorgan Chase Bank NA	7/3/2024	74,314,256	USD	11,626,718,019	JPY	2,024,794	—
JPMorgan Chase Bank NA	7/3/2024	5,335,827	USD	55,995,308	NOK	76,679	—
JPMorgan Chase Bank NA	7/3/2024	19,675,312	USD	206,636,541	SEK	162,312	—
JPMorgan Chase Bank NA	7/3/2024	2,719,752	USD	3,671,208	SGD	10,742	—
JPMorgan Chase Bank NA	7/5/2024	23,915,799	HKD	3,063,440	USD	—	(31)
JPMorgan Chase Bank NA	7/5/2024	3,006,082	USD	23,497,728	HKD	—	(3,776)
JPMorgan Chase Bank NA	8/5/2024	26,337,337	USD	182,909,297	DKK	—	(824)
JPMorgan Chase Bank NA	8/5/2024	557,522	USD	3,871,915	DKK	—	(17)
JPMorgan Chase Bank NA	8/5/2024	193,039,349	USD	179,827,093	EUR	908	—
JPMorgan Chase Bank NA	8/5/2024	95,998,408	USD	75,925,720	GBP	760	—
JPMorgan Chase Bank NA	8/5/2024	3,028,288	USD	23,620,551	HKD	—	(35)
JPMorgan Chase Bank NA	8/5/2024	1,859,009	USD	6,993,716	ILS	—	(80)
JPMorgan Chase Bank NA	8/5/2024	78,063,467	USD	12,492,785,458	JPY	—	(1,293)
JPMorgan Chase Bank NA	8/5/2024	1,652,487	USD	264,455,757	JPY	—	(41)
JPMorgan Chase Bank NA	8/5/2024	5,356,563	USD	56,983,706	NOK	54	—
JPMorgan Chase Bank NA	8/5/2024	113,390	USD	1,206,347	NOK	—	(8)
JPMorgan Chase Bank NA	8/5/2024	19,564,070	USD	206,839,154	SEK	50	—
JPMorgan Chase Bank NA	8/5/2024	2,874,440	USD	3,889,334	SGD	—	(35)
JPMorgan Chase Bank NA	8/6/2024	36,212,588	USD	54,171,779	AUD	99	—
JPMorgan Chase Bank NA	8/6/2024	766,566	USD	1,146,742	AUD	—	(3)
JPMorgan Chase Bank NA	8/6/2024	75,326,043	USD	67,405,156	CHF	—	(1,277)
Morgan Stanley & Co. International	7/3/2024	641,122	USD	962,718	AUD	—	(1,844)
Morgan Stanley & Co. International	7/3/2024	1,238,617	USD	1,106,194	CHF	7,450	—
Morgan Stanley & Co. International	7/3/2024	418,377	USD	2,907,218	DKK	542	—
Morgan Stanley & Co. International	7/3/2024	3,296,966	USD	3,071,665	EUR	4,757	—
Morgan Stanley & Co. International	7/3/2024	1,640,331	USD	1,292,850	GBP	6,030	—
Morgan Stanley & Co. International	7/3/2024	34,804	USD	129,550	ILS	414	—
Morgan Stanley & Co. International	7/3/2024	1,289,059	USD	205,662,398	JPY	10,347	—
Morgan Stanley & Co. International	7/3/2024	92,556	USD	976,288	NOK	862	—
Morgan Stanley & Co. International	7/3/2024	341,289	USD	3,571,199	SEK	4,055	—
Morgan Stanley & Co. International	7/3/2024	47,177	USD	63,800	SGD	99	—
Morgan Stanley & Co. International	7/5/2024	52,144	USD	407,106	HKD	—	(3)
Royal Bank of Canada	7/3/2024	56,397,021	AUD	37,665,935	USD	—	(325)
Royal Bank of Canada	7/3/2024	65,381,317	CHF	72,768,725	USD	—	(937)
Royal Bank of Canada	7/3/2024	171,020,279	DKK	24,579,638	USD	—	(17)
Royal Bank of Canada	7/3/2024	180,719,116	EUR	193,696,736	USD	—	(2,085)
Royal Bank of Canada	7/3/2024	76,234,301	GBP	96,369,457	USD	—	(1,142)
Royal Bank of Canada	7/3/2024	7,702,595	ILS	2,044,746	USD	—	(28)
Royal Bank of Canada	7/3/2024	12,180,437,203	JPY	75,732,221	USD	7	—
Royal Bank of Canada	7/3/2024	57,894,847	NOK	5,437,639	USD	—	(84)
Royal Bank of Canada	7/3/2024	212,328,248	SEK	20,050,730	USD	—	(253)
Royal Bank of Canada	7/3/2024	3,756,081	SGD	2,771,647	USD	—	(10)
Royal Bank of Canada	7/3/2024	36,960,701	USD	55,529,399	AUD	—	(125,454)
Royal Bank of Canada	7/3/2024	71,406,246	USD	64,207,782	CHF	—	(55,427)
Royal Bank of Canada	7/3/2024	24,119,423	USD	165,454,225	DKK	339,775	—
Royal Bank of Canada	7/3/2024	190,070,073	USD	174,858,599	EUR	2,656,720	—
Royal Bank of Canada	7/3/2024	94,565,093	USD	74,263,700	GBP	687,829	—
Royal Bank of Canada	7/3/2024	2,006,461	USD	7,456,459	ILS	27,082	—
Royal Bank of Canada	7/3/2024	74,314,256	USD	11,626,879,355	JPY	2,023,791	—
Royal Bank of Canada	7/3/2024	5,335,827	USD	55,996,708	NOK	76,547	—
Royal Bank of Canada	7/3/2024	19,675,312	USD	206,636,659	SEK	162,301	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2024	2,719,752	USD	3,671,230	SGD	10,726	—
Royal Bank of Canada	7/5/2024	23,915,970	HKD	3,063,440	USD	—	(9)
Royal Bank of Canada	7/5/2024	3,006,082	USD	23,497,142	HKD	—	(3,700)
Royal Bank of Canada	8/5/2024	26,337,337	USD	182,907,617	DKK	—	(583)
Royal Bank of Canada	8/5/2024	193,039,349	USD	179,827,260	EUR	728	—
Royal Bank of Canada	8/5/2024	95,998,408	USD	75,925,822	GBP	631	—
Royal Bank of Canada	8/5/2024	3,028,288	USD	23,621,252	HKD	—	(125)
Royal Bank of Canada	8/5/2024	1,859,009	USD	6,993,625	ILS	—	(56)
Royal Bank of Canada	8/5/2024	78,063,467	USD	12,492,644,944	JPY	—	(415)
Royal Bank of Canada	8/5/2024	5,356,563	USD	56,984,237	NOK	4	—
Royal Bank of Canada	8/5/2024	19,564,070	USD	206,838,998	SEK	65	—
Royal Bank of Canada	8/5/2024	2,874,440	USD	3,889,347	SGD	—	(45)
Royal Bank of Canada	8/6/2024	36,212,588	USD	54,171,616	AUD	207	—
Royal Bank of Canada	8/6/2024	75,326,043	USD	67,404,304	CHF	—	(326)
						$30,211,224	$(1,026,145)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$2,669,939,909	$—	$—		$2,669,939,909
Rights	—	—	0	*	0
Exchange-Traded Fund	1,120,934	—	—		1,120,934
Investment of Cash Collateral for Securities Loaned	—	135,650,578	—		135,650,578
Total Investments in Securities	$2,671,060,843	$135,650,578	$0		$2,806,711,421
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$30,211,224	$—		$30,211,224
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,026,145)	$—		$(1,026,145)
Total - Net	$2,671,060,843	$164,835,657	$0		$2,835,896,500

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.1%
Australia - 11.8%
Accent Group Ltd.(a)	55,037	$71,124
AMP Ltd.	72,440	52,975
Ampol Ltd.	15,326	331,015
ANZ Group Holdings Ltd.	93,708	1,767,341
APA Group(a)	85,213	454,707
Aurizon Holdings Ltd.	81,201	197,940
Bank of Queensland Ltd.(a)	25,910	100,536
Bendigo & Adelaide Bank Ltd.	31,497	241,695
Centuria Capital Group(a)	91,542	100,875
Champion Iron Ltd.(a)	16,608	70,987
Charter Hall Group(a)	25,772	192,428
Coles Group Ltd.	88,136	1,002,414
Commonwealth Bank of Australia	38,884	3,307,891
Dalrymple Bay Infrastructure Ltd.	61,923	122,412
Dexus(a)	78,562	339,990
Dicker Data Ltd.(a)	6,225	40,160
Eagers Automotive Ltd.(a)	14,647	102,907
Endeavour Group Ltd.(a)	81,085	273,471
First Resources Ltd.	161,900	164,857
GPT Group(a)	134,108	358,256
GrainCorp Ltd., Class A(a)	10,179	60,299
GWA Group Ltd.	35,011	56,117
Harvey Norman Holdings Ltd.(a)	85,123	237,062
Helia Group Ltd.	15,419	39,852
IGO Ltd.(a)	44,328	166,969
Incitec Pivot Ltd.	183,684	355,753
Inghams Group Ltd.(a)	24,592	59,454
IPH Ltd.(a)	13,541	56,702
JB Hi-Fi Ltd.	11,875	485,439
Macquarie Group Ltd.	8,831	1,207,217
Magellan Financial Group Ltd.	12,611	70,915
McMillan Shakespeare Ltd.	8,229	96,285
Medibank Pvt Ltd.	59,539	148,316
Metcash Ltd.	78,581	185,780
Mirvac Group(a)	227,688	284,355
Myer Holdings Ltd.(a)	75,739	41,730
National Australia Bank Ltd.	89,509	2,165,778
New Hope Corp. Ltd.(a)	88,886	289,689
Nick Scali Ltd.	6,326	58,345
Nine Entertainment Co. Holdings Ltd.(a)	103,958	97,200
NRW Holdings Ltd.	30,261	62,448
Origin Energy Ltd.	70,155	508,824
Orora Ltd.(a)	76,159	100,200
Perenti Ltd.	51,797	34,593
Premier Investments Ltd.	7,824	162,767
Rio Tinto Ltd.(a)	20,057	1,594,013
Rio Tinto PLC	78,118	5,135,931
Santos Ltd.	158,872	812,747
Scentre Group	369,218	769,337
SG Fleet Group Ltd.	21,827	48,105
SmartGroup Corp. Ltd.	9,717	54,836
Stockland	184,458	513,704
Suncorp Group Ltd.	28,835	335,272
Super Retail Group Ltd.	21,500	200,305
Telstra Group Ltd.	774,514	1,872,478
Terracom Ltd.	178,404	26,212
Transurban Group	152,319	1,261,406
Ventia Services Group Pty. Ltd.	82,991	212,280
Vicinity Ltd.	326,112	402,919
Viva Energy Group Ltd.(b)	120,577	253,661
Waypoint REIT Ltd.(a)	59,532	86,276
Westpac Banking Corp.	113,732	2,068,280
Whitehaven Coal Ltd.	86,048	439,624
Woodside Energy Group Ltd.	192,246	3,621,924
Yancoal Australia Ltd.(a)	169,477	749,286
Total Australia		36,784,666
Austria - 1.5%
ANDRITZ AG	5,163	320,110
BAWAG Group AG(b)	3,633	230,116
Erste Group Bank AG	17,580	833,542
Kontron AG	3,539	72,900
Mondi PLC	21,263	408,151
Oesterreichische Post AG	3,926	126,020
OMV AG	22,267	970,337
Telekom Austria AG	47,938	478,839
UNIQA Insurance Group AG	18,794	160,334
Verbund AG	7,514	593,113
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,567	116,600
voestalpine AG	11,223	303,353
Total Austria		4,613,415
Belgium - 0.9%
Aedifica SA	2,808	170,487
Ageas SA	7,585	346,955
Bekaert SA	3,846	161,086
bpost SA(a)	13,893	45,042
Cofinimmo SA	2,481	149,835
Exmar NV	7,390	57,818
KBC Group NV	15,990	1,129,347
Melexis NV	2,340	201,635
Solvay SA(a)	6,446	227,083
Warehouses De Pauw CVA	9,143	247,915
Xior Student Housing NV(c)	3,246	104,193
Total Belgium		2,841,396
China - 0.7%
BOC Aviation Ltd.(b)	31,400	225,222
BOC Hong Kong Holdings Ltd.	351,547	1,082,909
CITIC Telecom International Holdings Ltd.	505,000	169,468
Qingdao Port International Co. Ltd., Class H(a)(b)	136,000	103,820
Wilmar International Ltd.	289,600	662,431
Total China		2,243,850
Denmark - 0.5%
D/S Norden AS	5,791	252,340
Danske Bank AS	18,386	548,288
Scandinavian Tobacco Group AS(b)	7,436	105,050
Spar Nord Bank AS	4,763	91,725
Sydbank AS	2,326	123,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2024

Investments	Shares	Value
Tryg AS	15,409	$337,048
Total Denmark		1,457,801
Egypt - 0.1%
Energean PLC(a)	21,650	269,846
Finland - 2.4%
Citycon OYJ(a)	15,958	67,557
Elisa OYJ	13,087	600,874
Kemira OYJ	9,790	238,808
Kesko OYJ, Class B(a)	18,631	327,272
Kone OYJ, Class B	19,335	955,091
Konecranes OYJ	5,029	285,392
Metsa Board OYJ, Class B(a)	25,170	197,734
Nordea Bank Abp	209,226	2,491,303
Orion OYJ, Class B(a)	4,527	193,393
Outokumpu OYJ	30,331	109,549
Puuilo OYJ	5,905	63,793
Sampo OYJ, Class A(a)	11,678	501,888
Sanoma OYJ	4,997	34,757
TietoEVRY OYJ(a)	7,588	146,709
UPM-Kymmene OYJ	24,485	856,008
Valmet OYJ(a)	11,720	335,251
Total Finland		7,405,379
France - 10.6%
Amundi SA(b)	8,516	549,903
Antin Infrastructure Partners SA	5,050	61,159
AXA SA	101,048	3,310,677
BNP Paribas SA	43,697	2,787,926
Bouygues SA	21,086	677,290
Cie des Alpes	3,469	50,415
Cie Generale des Etablissements Michelin SCA	47,252	1,828,695
Coface SA	14,790	206,224
Credit Agricole SA	138,490	1,890,956
Derichebourg SA	12,123	55,220
Eiffage SA	6,326	581,444
Eramet SA	1,547	156,100
Etablissements Maurel & Prom SA	8,821	57,054
Fnac Darty SA(a)	1,640	51,763
Gecina SA	4,386	404,025
Imerys SA	5,294	190,528
Klepierre SA	21,689	580,665
La Francaise des Jeux SAEM(b)	12,855	438,120
Metropole Television SA	10,418	131,083
Orange SA	164,137	1,645,499
Publicis Groupe SA(a)	15,265	1,625,884
Rexel SA	28,440	736,411
Rubis SCA	14,978	421,543
SCOR SE(a)	4,467	113,272
Societe BIC SA	1,996	117,657
Societe Generale SA	32,219	756,914
Television Francaise 1 SA	16,249	126,954
TotalEnergies SE	174,622	11,665,135
Veolia Environnement SA	46,321	1,386,076
Verallia SA(b)	8,413	305,484
Vicat SACA	2,504	90,037
Wendel SE	1,171	103,665
Total France		33,103,778
Georgia - 0.0%
Bank of Georgia Group PLC	2,804	143,022
Germany - 9.6%
Allianz SE, Registered Shares	15,341	4,266,627
Bayer AG, Registered Shares	56,110	1,586,386
Bayerische Motoren Werke AG	83,876	7,944,844
Bilfinger SE	1,594	83,881
Daimler Truck Holding AG	36,394	1,449,826
Deutsche Post AG, Registered Shares	61,587	2,494,363
DWS Group GmbH & Co. KGaA(b)	7,230	256,794
E.ON SE	178,289	2,341,702
Evonik Industries AG	29,652	605,400
Freenet AG	9,185	244,132
Hamborner REIT AG	8,451	59,054
Hamburger Hafen und Logistik AG	3,655	62,676
HochTief AG	4,886	556,124
Instone Real Estate Group SE(b)	5,014	44,065
K & S AG, Registered Shares	11,800	159,032
Kloeckner & Co. SE	7,104	42,028
Lanxess AG	4,455	109,721
Mercedes-Benz Group AG	98,929	6,846,176
SAF-Holland SE	3,442	68,246
Salzgitter AG	2,802	54,205
Siltronic AG	1,222	94,821
Sixt SE	1,480	105,085
Stroeer SE & Co. KGaA	3,889	249,457
Suedzucker AG	9,978	145,437
Wacker Neuson SE	6,495	107,339
Total Germany		29,977,421
Hong Kong - 2.4%
Bank of East Asia Ltd.	66,400	84,367
CLP Holdings Ltd.	135,500	1,095,121
Dah Sing Financial Holdings Ltd.	18,800	52,373
Hang Lung Group Ltd.	97,000	105,605
Hang Seng Bank Ltd.	50,600	650,696
Hong Kong & China Gas Co. Ltd.	1,121,000	852,875
Link REIT	173,050	672,704
MTR Corp. Ltd.	271,000	855,618
Power Assets Holdings Ltd.	157,018	849,708
Sun Hung Kai Properties Ltd.	165,500	1,431,914
Swire Pacific Ltd., Class B	322,500	432,897
Swire Properties Ltd.	362,400	577,434
Total Hong Kong		7,661,312
Indonesia - 0.0%
Bumitama Agri Ltd.	264,000	137,333
Ireland - 0.2%
Cairn Homes PLC	48,006	81,806
Kenmare Resources PLC	17,223	68,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2024

Investments	Shares	Value
Smurfit Kappa Group PLC	12,216	$544,648
Total Ireland		695,144
Israel - 1.0%
Amot Investments Ltd.	44,771	179,455
Ashtrom Group Ltd.*	5,675	64,927
Bank Hapoalim BM	46,295	413,524
Bank Leumi Le-Israel BM	39,797	328,543
Bezeq The Israeli Telecommunication Corp. Ltd.	178,410	200,612
Delek Group Ltd.	2,038	213,707
FIBI Holdings Ltd.	2,668	107,649
First International Bank of Israel Ltd.	5,487	209,884
Harel Insurance Investments & Financial Services Ltd.	9,113	72,499
ICL Group Ltd.	137,946	590,276
Israel Discount Bank Ltd., Class A	47,960	243,034
Isramco Negev 2 LP	136,069	53,095
Mega Or Holdings Ltd.	2,622	63,692
Mivne Real Estate KD Ltd.	40,944	95,752
Mizrahi Tefahot Bank Ltd.	6,545	227,247
Oil Refineries Ltd.	635,122	146,001
Plus500 Ltd.	2,825	80,921
Total Israel		3,290,818
Italy - 7.4%
A2A SpA	234,569	467,477
ACEA SpA	15,585	252,386
Anima Holding SpA(b)	8,853	44,215
Arnoldo Mondadori Editore SpA	25,828	67,542
Assicurazioni Generali SpA	70,269	1,753,989
Azimut Holding SpA	4,302	101,527
Banca Generali SpA(a)	4,805	192,910
Banca IFIS SpA	3,847	80,110
Banca Mediolanum SpA	35,343	390,531
Banca Popolare di Sondrio SpA	15,337	109,802
Banco BPM SpA	53,398	344,177
BPER Banca SpA	28,969	146,576
Credito Emiliano SpA	12,447	124,063
Enav SpA(b)	36,396	145,342
Enel SpA	1,035,420	7,206,469
Eni SpA	196,828	3,027,984
ERG SpA(a)	6,537	164,221
FinecoBank Banca Fineco SpA(a)	13,809	206,013
Hera SpA(a)	71,211	243,767
Intesa Sanpaolo SpA	612,911	2,280,057
Iren SpA	75,202	156,279
Italgas SpA	73,033	360,213
Mediobanca Banca di Credito Finanziario SpA	33,154	486,444
Piaggio & C SpA	45,056	134,050
Poste Italiane SpA(b)	66,545	848,347
RAI Way SpA(b)	24,372	128,253
Saras SpA	109,322	189,692
Snam SpA(a)	208,428	922,794
Terna - Rete Elettrica Nazionale(a)	81,699	632,015
UniCredit SpA	39,607	1,468,942
Unipol Gruppo SpA	26,602	264,579
Zignago Vetro SpA	6,014	76,057
Total Italy		23,016,823
Japan - 7.6%
AGC, Inc.(a)	9,100	294,508
ARE Holdings, Inc.	4,700	61,328
Artience Co. Ltd.(a)	3,800	79,373
Autobacs Seven Co. Ltd.	12,200	117,935
Citizen Watch Co. Ltd.	11,300	75,516
Cosmo Energy Holdings Co. Ltd.	4,000	201,417
Daido Steel Co. Ltd.	16,200	149,552
Eagle Industry Co. Ltd.	6,500	77,906
Elematec Corp.	7,400	92,650
ENEOS Holdings, Inc.	126,000	647,467
Exedy Corp.	3,600	65,975
Godo Steel Ltd.	2,400	76,539
Hakuto Co. Ltd.(a)	2,900	92,664
Haseko Corp.(a)	15,100	166,902
Hazama Ando Corp.	14,600	105,829
Iino Kaiun Kaisha Ltd.	9,700	77,185
Inaba Denki Sangyo Co. Ltd.	6,300	153,525
Inabata & Co. Ltd.	4,400	96,556
Isuzu Motors Ltd.	40,400	535,201
Japan Post Holdings Co. Ltd.	100,200	993,529
Japan Post Insurance Co. Ltd.	7,500	145,515
Japan Tobacco, Inc.(a)	163,500	4,419,358
Kanematsu Corp.	8,300	139,004
Ki-Star Real Estate Co. Ltd.	700	15,296
Kumagai Gumi Co. Ltd.	2,100	47,976
KYB Corp.	3,700	124,667
Kyoei Steel Ltd.	5,000	65,150
Matsui Securities Co. Ltd.	17,800	92,950
Mitsubishi Gas Chemical Co., Inc.	9,700	185,003
Mitsuboshi Belting Ltd.(a)	4,200	118,146
Mitsui DM Sugar Holdings Co. Ltd.	3,800	80,082
Mitsui Matsushima Holdings Co. Ltd.(a)	2,200	69,340
Mitsui Mining & Smelting Co. Ltd.	3,800	121,399
Mitsui-Soko Holdings Co. Ltd.	2,100	62,337
MS&AD Insurance Group Holdings, Inc.	33,000	733,402
Nippon Electric Glass Co. Ltd.(a)	5,200	118,282
Nippon Soda Co. Ltd.	2,600	85,018
Nippon Steel Corp.	74,500	1,575,124
Nippon Yakin Kogyo Co. Ltd.(a)	2,000	56,820
Nishimatsu Construction Co. Ltd.	2,900	81,325
Niterra Co. Ltd.	14,900	432,569
Nittoc Construction Co. Ltd.	11,100	77,147
Noevir Holdings Co. Ltd.	4,600	161,283
NS United Kaiun Kaisha Ltd.	2,300	72,349
Okumura Corp.	3,500	109,225
PHC Holdings Corp.(a)	6,900	50,358
Pigeon Corp.(a)	8,300	75,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2024

Investments	Shares	Value
Roland Corp.(a)	2,100	$52,807
San-Ai Obbli Co. Ltd.	6,600	84,644
Sangetsu Corp.	5,000	92,658
SBI Holdings, Inc.	8,200	207,319
Seino Holdings Co. Ltd.	8,300	111,993
Sekisui House Ltd.	27,300	604,687
SoftBank Corp.(a)	246,800	3,014,041
Sojitz Corp.	15,780	383,464
Sompo Holdings, Inc.	24,300	518,902
SUMCO Corp.(a)	19,200	276,374
Sumitomo Corp.	75,500	1,885,388
Sumitomo Mitsui Trust Holdings, Inc.	15,500	353,630
Takeda Pharmaceutical Co. Ltd.	72,200	1,872,550
Tama Home Co. Ltd.(a)	3,000	73,014
Tokyu Construction Co. Ltd.	17,400	83,290
Tosoh Corp.	14,000	182,594
Toyo Seikan Group Holdings Ltd.	8,300	130,284
UACJ Corp.	2,900	69,318
UBE Corp.	7,000	123,259
Yuasa Trading Co. Ltd.	2,500	88,120
Total Japan		23,684,067
Jersey - 0.1%
Ithaca Energy PLC	190,626	299,767
Netherlands - 1.9%
Aegon Ltd.	56,639	350,134
Brunel International NV(a)	4,107	44,017
ING Groep NV(a)	164,128	2,807,784
Koninklijke BAM Groep NV	22,881	96,178
Koninklijke Heijmans NV	4,024	82,373
Koninklijke KPN NV	277,065	1,063,062
Koninklijke Vopak NV	7,643	317,498
Randstad NV(a)	9,704	440,243
RHI Magnesita NV	2,839	124,351
SBM Offshore NV	15,773	241,738
Signify NV(a)(b)	6,650	166,062
Wereldhave NV	5,107	72,468
Total Netherlands		5,805,908
Norway - 2.6%
Aker ASA, Class A	3,452	199,388
Aker BP ASA	46,421	1,186,738
Atea ASA	6,555	94,193
Austevoll Seafood ASA	12,896	100,285
Belships ASA	34,143	79,365
DNB Bank ASA	73,149	1,440,652
DNO ASA	102,372	107,107
Europris ASA(b)	10,888	74,035
Gjensidige Forsikring ASA	13,095	234,659
Gram Car Carriers ASA	2,403	58,566
Grieg Seafood ASA	7,585	44,701
Hoegh Autoliners ASA	31,823	375,988
Klaveness Combination Carriers ASA(b)	10,582	109,125
Leroy Seafood Group ASA	35,757	145,278
MPC Container Ships ASA	92,423	195,393
Protector Forsikring ASA	3,207	77,257
Rana Gruber ASA	9,142	66,027
SpareBank 1 Nord Norge	10,059	93,660
SpareBank 1 SMN	4,034	57,255
SpareBank 1 SR-Bank ASA	12,140	148,907
Sparebanken Vest	5,665	66,772
Storebrand ASA	9,636	98,645
Telenor ASA	114,894	1,313,228
TGS ASA	5,158	62,104
Var Energi ASA	259,112	917,934
Veidekke ASA	16,217	174,240
Wallenius Wilhelmsen ASA	64,801	662,769
Total Norway		8,184,271
Portugal - 0.8%
Altri SGPS SA	17,110	98,748
EDP - Energias de Portugal SA	197,637	741,150
Galp Energia SGPS SA	27,878	589,199
Navigator Co. SA	114,772	478,005
NOS SGPS SA	62,622	221,816
REN - Redes Energeticas Nacionais SGPS SA	60,525	148,547
Semapa-Sociedade de Investimento & Gestao	10,314	158,957
Sonae SGPS SA	174,598	163,735
Total Portugal		2,600,157
Singapore - 4.0%
Aztech Global Ltd.(c)	77,200	54,970
DBS Group Holdings Ltd.	106,230	2,805,366
Delfi Ltd.	40,300	25,722
Digital Core REIT Management Pte. Ltd.	106,600	60,762
Genting Singapore Ltd.	493,700	315,108
Geo Energy Resources Ltd.	163,000	34,879
Keppel Infrastructure Trust	494,536	171,505
Keppel Ltd.	143,200	683,641
Netlink NBN Trust(c)	377,400	231,132
Oversea-Chinese Banking Corp. Ltd.	208,192	2,216,721
Propnex Ltd.(c)	100,700	62,044
Sheng Siong Group Ltd.	90,300	99,278
Singapore Airlines Ltd.(a)	280,500	1,428,113
Singapore Technologies Engineering Ltd.	131,608	420,485
Singapore Telecommunications Ltd.	1,041,300	2,112,950
StarHub Ltd.	84,400	75,354
United Overseas Bank Ltd.	72,000	1,664,460
Venture Corp. Ltd.	21,000	220,343
Total Singapore		12,682,833
Spain - 6.9%
Acerinox SA	15,602	162,031
ACS Actividades de Construccion y Servicios SA	15,975	689,642
Atresmedia Corp. de Medios de Comunicacion SA	43,183	204,795
Banco Bilbao Vizcaya Argentaria SA	271,619	2,722,440
Bankinter SA(a)	28,380	231,955
CaixaBank SA	215,889	1,143,707
Cia de Distribucion Integral Logista Holdings SA	12,401	351,142
Enagas SA(a)	25,362	377,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2024

Investments	Shares	Value
Endesa SA(a)	137,623	$2,586,369
Faes Farma SA	29,014	112,100
Fomento de Construcciones y Contratas SA(a)	18,757	279,429
Iberdrola SA	459,822	5,970,447
Inmobiliaria Colonial Socimi SA(a)	26,345	153,318
Mapfre SA(a)	112,121	258,837
Merlin Properties Socimi SA	58,143	648,074
Naturgy Energy Group SA(a)	74,492	1,609,511
Neinor Homes SA(a)(b)	8,164	109,372
Prosegur Cash SA(a)(b)	88,917	49,745
Redeia Corp. SA(a)	34,819	609,018
Repsol SA(a)	65,362	1,032,213
Sacyr SA	34,748	122,672
Telefonica SA	472,106	2,003,680
Unicaja Banco SA(b)	69,781	95,280
Total Spain		21,523,331
Sweden - 1.5%
AFRY AB	6,493	116,492
Avanza Bank Holding AB(a)	3,132	76,154
Bilia AB, Class A(a)	7,876	105,235
Billerud Aktiebolag	13,458	124,665
Bravida Holding AB(a)(b)	10,413	77,285
Cloetta AB, Class B	15,153	29,504
H & M Hennes & Mauritz AB, Class B(a)	63,534	1,005,786
Hexpol AB	12,360	137,720
Inwido AB	3,384	46,174
Loomis AB	3,254	84,805
NCC AB, Class B	4,209	54,648
New Wave Group AB, Class B	4,058	41,959
Peab AB, Class B	26,681	167,918
Sagax AB, Class D(a)	17,376	50,700
Securitas AB, Class B(a)	21,183	210,426
Skanska AB, Class B(a)	18,373	331,020
SKF AB, Class B	16,586	333,280
Svenska Handelsbanken AB, Class A(a)	56,267	536,359
Swedbank AB, Class A	46,672	961,187
Wihlborgs Fastigheter AB	15,369	142,077
Total Sweden		4,633,394
Switzerland - 5.6%
Adecco Group AG, Registered Shares	11,978	397,489
Allreal Holding AG, Registered Shares(a)	718	122,889
Baloise Holding AG, Registered Shares(a)	1,213	213,551
Cembra Money Bank AG(a)	1,194	101,914
EFG International AG	10,347	152,223
Helvetia Holding AG, Registered Shares(a)	1,967	265,959
Holcim AG, Registered Shares	37,696	3,340,035
Julius Baer Group Ltd.	7,250	405,019
Kuehne & Nagel International AG, Registered Shares	10,241	2,944,886
Mobilezone Holding AG, Registered Shares	3,352	50,881
OC Oerlikon Corp. AG, Registered Shares(a)	31,154	168,078
SGS SA, Registered Shares	12,011	1,069,308
Sulzer AG, Registered Shares	2,417	334,066
Swiss Life Holding AG, Registered Shares	1,088	799,836
Swiss Prime Site AG, Registered Shares	4,728	448,281
Swiss Re AG	13,838	1,717,045
Swisscom AG, Registered Shares	3,061	1,721,940
Vontobel Holding AG, Registered Shares	1,483	88,788
Zurich Insurance Group AG	5,942	3,168,053
Total Switzerland		17,510,241
United Kingdom - 15.1%
4imprint Group PLC	2,708	200,598
Admiral Group PLC	6,338	209,510
Ashmore Group PLC	34,507	74,198
Assura PLC	174,700	89,086
Barclays PLC	453,397	1,197,287
Bellway PLC	8,205	263,032
Big Yellow Group PLC	9,639	143,048
BP PLC	761,549	4,574,625
Bridgepoint Group PLC(b)	20,569	57,307
British American Tobacco PLC	229,476	7,048,956
British Land Co. PLC	72,924	379,426
BT Group PLC(a)	674,729	1,197,080
DCC PLC	4,405	308,487
Derwent London PLC	5,044	144,100
Dr. Martens PLC(a)	51,028	48,185
Drax Group PLC	21,966	136,670
DS Smith PLC	130,657	695,338
Dunelm Group PLC	13,643	183,499
FDM Group Holdings PLC	8,957	46,536
Games Workshop Group PLC	2,308	311,302
Halfords Group PLC	12,460	22,114
Harbour Energy PLC	64,582	254,466
Hargreaves Lansdown PLC	13,869	198,460
Hays PLC	104,247	124,531
Hilton Food Group PLC	4,443	50,491
Hollywood Bowl Group PLC	16,434	63,569
HSBC Holdings PLC	887,152	7,669,585
Ibstock PLC(b)	32,314	63,315
Imperial Brands PLC	79,206	2,026,515
Inchcape PLC	20,373	191,606
Investec PLC	25,749	186,670
ITV PLC	328,631	334,415
J Sainsbury PLC	118,851	383,111
Johnson Matthey PLC	10,163	201,313
Keller Group PLC	4,086	63,428
Land Securities Group PLC	51,284	401,610
Lloyds Banking Group PLC	2,090,803	1,446,769
LondonMetric Property PLC	64,384	157,404
Marshalls PLC	16,641	61,530
Me Group International PLC	23,953	51,838
MONY Group PLC	29,590	83,113
Morgan Advanced Materials PLC	20,491	80,039
Morgan Sindall Group PLC	3,613	115,778
National Grid PLC	354,529	3,955,459
NatWest Group PLC	393,248	1,549,972
PageGroup PLC	43,156	232,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2024

Investments	Shares	Value
Pennon Group PLC	15,731	$114,044
Pets at Home Group PLC	23,328	87,110
Primary Health Properties PLC	115,009	133,389
PZ Cussons PLC	31,725	39,622
Redrow PLC	21,857	184,288
RWS Holdings PLC	25,517	60,577
Safestore Holdings PLC	10,690	103,984
Savills PLC	7,552	106,348
Schroders PLC	49,226	226,380
Serica Energy PLC	39,030	67,050
Severn Trent PLC	10,105	304,015
Spirent Communications PLC	42,090	97,367
SSE PLC	97,862	2,213,742
St. James's Place PLC	20,982	144,950
SThree PLC	11,065	57,628
TBC Bank Group PLC	2,775	90,152
Telecom Plus PLC	4,308	96,063
Tesco PLC	432,107	1,671,452
TORM PLC, Class A	9,368	366,200
Travis Perkins PLC	12,453	121,055
Tyman PLC	12,331	56,505
United Utilities Group PLC	28,753	357,142
Vesuvius PLC	25,565	149,142
Victrex PLC	4,312	62,466
Virgin Money U.K. PLC	50,881	137,385
Vodafone Group PLC	2,947,481	2,599,194
Wickes Group PLC	40,935	68,926
Workspace Group PLC(a)	11,397	85,577
Zigup PLC	29,329	156,270
Total United Kingdom		47,235,464
United States - 3.9%
GSK PLC	246,796	4,771,653
Noram Drilling AS*	9,725	35,804
Stellantis NV	367,307	7,270,927
Total United States		12,078,384
TOTAL COMMON STOCKS (Cost: $288,255,223)		309,879,821
EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree International LargeCap Dividend Fund(a)(d) (Cost: $50,406)	1,000	50,720
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.7%
United States - 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(e) (Cost: $21,061,602)	21,061,602	21,061,602
TOTAL INVESTMENTS IN SECURITIES - 105.8% (Cost: $309,367,231)		330,992,143
Other Assets less Liabilities - (5.8)%		(18,122,637)
NET ASSETS - 100.0%		$312,869,506

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $28,617,150 and the total market value of the collateral held by the Fund was $30,327,370. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,265,768.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree International LargeCap Dividend Fund	$—	$2,026,770	$1,951,306	$(25,058)	$314	$50,720	$38,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$309,879,821	$—	$—	$309,879,821
Exchange-Traded Fund	50,720	—	—	50,720
Investment of Cash Collateral for Securities Loaned	—	21,061,602	—	21,061,602
Total Investments in Securities	$309,930,541	$21,061,602	$—	$330,992,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.2%
Australia - 6.6%
ANZ Group Holdings Ltd.	126,066	$2,377,616
Aristocrat Leisure Ltd.	14,294	475,021
Commonwealth Bank of Australia	58,363	4,964,984
CSL Ltd.	7,117	1,403,159
Goodman Group	22,169	514,494
Macquarie Group Ltd.	11,375	1,554,988
National Australia Bank Ltd.	127,922	3,095,227
QBE Insurance Group Ltd.	50,174	582,717
Rio Tinto Ltd.(a)	19,792	1,572,953
Rio Tinto PLC	66,087	4,344,944
Santos Ltd.	142,933	731,207
Telstra Group Ltd.	653,314	1,579,463
Transurban Group(a)	125,152	1,036,426
Wesfarmers Ltd.	58,153	2,531,427
Westpac Banking Corp.	171,275	3,114,731
Woodside Energy Group Ltd.(a)	163,314	3,076,844
Woolworths Group Ltd.	35,100	792,090
Total Australia		33,748,291
Austria - 0.5%
Erste Group Bank AG	26,306	1,247,279
OMV AG	15,495	675,231
Verbund AG	6,700	528,861
Total Austria		2,451,371
Belgium - 0.6%
Anheuser-Busch InBev SA	22,295	1,293,180
KBC Group NV	24,067	1,699,813
Total Belgium		2,992,993
China - 0.5%
BOC Hong Kong Holdings Ltd.	479,634	1,477,470
Prosus NV	11,250	401,022
Wilmar International Ltd.	230,300	526,788
Total China		2,405,280
Denmark - 1.8%
Carlsberg AS, Class B	4,318	518,542
Coloplast AS, Class B	5,255	631,820
Danske Bank AS	26,379	786,646
DSV AS	1,933	296,415
Novo Nordisk AS, Class B	46,874	6,774,237
Total Denmark		9,007,660
Finland - 1.3%
Kone OYJ, Class B	17,096	844,491
Nokia OYJ	175,119	667,873
Nordea Bank Abp	309,586	3,686,313
Sampo OYJ, Class A(a)	15,939	685,014
UPM-Kymmene OYJ	22,483	786,017
Total Finland		6,669,708
France - 13.5%
Air Liquide SA	14,085	2,434,619
Airbus SE(a)	9,754	1,340,811
AXA SA	148,516	4,865,891
BNP Paribas SA	63,495	4,051,064
Capgemini SE	3,277	652,202
Cie de Saint-Gobain SA	17,510	1,362,812
Cie Generale des Etablissements Michelin SCA	41,558	1,608,332
Credit Agricole SA	203,445	2,777,859
Danone SA	30,893	1,889,895
Dassault Aviation SA	1,128	205,035
Dassault Systemes SE	6,966	263,543
EssilorLuxottica SA	7,960	1,716,464
Hermes International SCA	1,011	2,318,775
Kering SA	3,682	1,335,784
L'Oreal SA	10,725	4,713,330
Legrand SA	8,499	843,840
LVMH Moet Hennessy Louis Vuitton SE	8,032	6,142,883
Orange SA	147,338	1,477,086
Pernod Ricard SA	6,339	860,778
Publicis Groupe SA(a)	13,778	1,467,503
Safran SA	5,161	1,091,880
Sanofi SA	46,139	4,447,488
Schneider Electric SE	16,624	3,996,304
Societe Generale SA	45,793	1,075,804
Sodexo SA	3,136	282,325
Thales SA	4,270	684,168
TotalEnergies SE(a)	153,154	10,231,025
Veolia Environnement SA	40,307	1,206,117
Vinci SA	30,241	3,188,575
Total France		68,532,192
Germany - 10.4%
Allianz SE, Registered Shares	22,368	6,220,971
Bayer AG, Registered Shares	40,842	1,154,717
Bayerische Motoren Werke AG	73,025	6,917,024
Beiersdorf AG	1,972	288,597
Commerzbank AG	14,982	227,768
Continental AG	4,542	257,511
Daimler Truck Holding AG	32,100	1,278,767
Deutsche Bank AG, Registered Shares	42,323	676,222
Deutsche Boerse AG	3,272	670,143
Deutsche Post AG, Registered Shares	54,097	2,191,007
Deutsche Telekom AG, Registered Shares	222,491	5,598,920
E.ON SE	155,295	2,039,692
Hannover Rueck SE	3,918	993,931
Heidelberg Materials AG	9,538	989,729
Henkel AG & Co. KGaA	7,023	552,851
Infineon Technologies AG	15,669	576,093
Mercedes-Benz Group AG	84,901	5,875,398
Merck KGaA	1,987	329,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,432	2,218,249
RWE AG	16,151	553,049
SAP SE	17,615	3,577,926
Siemens AG, Registered Shares	35,860	6,676,576
Siemens Healthineers AG(b)	20,939	1,207,346
Talanx AG	8,756	699,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2024

Investments	Shares	Value
Vonovia SE	28,077	$798,930
Total Germany		52,570,564
Hong Kong - 1.2%
AIA Group Ltd.	185,604	1,259,960
CLP Holdings Ltd.	118,000	953,685
Hang Seng Bank Ltd.	72,418	931,266
Hong Kong Exchanges & Clearing Ltd.	29,624	949,346
MTR Corp. Ltd.	202,938	640,728
Sun Hung Kai Properties Ltd.	134,942	1,167,525
Techtronic Industries Co. Ltd.	41,500	474,140
Total Hong Kong		6,376,650
Ireland - 0.4%
CRH PLC	21,910	1,632,981
Kerry Group PLC, Class A	3,230	261,882
Total Ireland		1,894,863
Italy - 4.1%
Assicurazioni Generali SpA	102,540	2,559,508
Enel SpA	898,305	6,252,156
Eni SpA	174,779	2,688,784
Ferrari NV	1,726	704,234
Intesa Sanpaolo SpA	899,516	3,346,241
Moncler SpA	5,788	353,960
Poste Italiane SpA(b)	99,106	1,263,450
PRADA SpA	44,300	331,368
Snam SpA(a)	162,960	721,489
Terna - Rete Elettrica Nazionale(a)	85,827	663,948
UniCredit SpA(a)	56,354	2,090,053
Total Italy		20,975,191
Japan - 15.5%
Aeon Co. Ltd.	11,045	236,129
Ajinomoto Co., Inc.	7,600	266,515
Asahi Group Holdings Ltd.	9,935	350,498
Astellas Pharma, Inc.	52,100	514,976
Bridgestone Corp.(a)	32,555	1,279,452
Canon, Inc.(a)	40,136	1,086,362
Central Japan Railway Co.	10,800	233,174
Chugai Pharmaceutical Co. Ltd.(a)	30,100	1,069,574
Dai-ichi Life Holdings, Inc.	20,800	555,753
Daiichi Sankyo Co. Ltd.	15,300	525,408
Daikin Industries Ltd.(a)	3,400	472,821
Daiwa House Industry Co. Ltd.	27,700	702,057
Denso Corp.(a)	88,500	1,374,319
Disco Corp.	1,500	569,191
East Japan Railway Co.(a)	15,000	248,461
FANUC Corp.	17,775	487,194
Fast Retailing Co. Ltd.	2,700	680,791
FUJIFILM Holdings Corp.	23,700	554,267
Fujitsu Ltd.	28,000	438,120
Hitachi Ltd.	107,000	2,395,294
Honda Motor Co. Ltd.	143,900	1,538,655
Hoya Corp.	2,600	302,331
Inpex Corp.(a)	40,700	598,887
ITOCHU Corp.(a)	42,300	2,065,300
Japan Post Holdings Co. Ltd.	143,400	1,421,876
Japan Tobacco, Inc.(a)	142,909	3,862,790
Kao Corp.(a)	9,700	393,403
KDDI Corp.	68,480	1,810,978
Keyence Corp.	1,300	570,154
Komatsu Ltd.	56,367	1,636,766
Kubota Corp.(a)	25,800	360,873
Marubeni Corp.	86,200	1,594,480
Mitsubishi Corp.	170,415	3,334,990
Mitsubishi Electric Corp.	46,281	738,695
Mitsubishi Estate Co. Ltd.	27,500	430,809
Mitsubishi Heavy Industries Ltd.	60,000	642,671
Mitsubishi UFJ Financial Group, Inc.	417,700	4,489,639
Mitsui Fudosan Co. Ltd.	49,200	449,150
Mizuho Financial Group, Inc.	102,714	2,144,185
MS&AD Insurance Group Holdings, Inc.	48,600	1,080,101
Murata Manufacturing Co. Ltd.	34,630	715,161
Nintendo Co. Ltd.	32,200	1,712,689
Nippon Steel Corp.	66,300	1,401,755
Nippon Telegraph & Telephone Corp.	2,358,000	2,225,192
Nissan Motor Co. Ltd.(a)	69,600	236,197
Otsuka Holdings Co. Ltd.	7,600	319,856
Panasonic Holdings Corp.	49,984	409,231
Recruit Holdings Co. Ltd.	8,000	428,049
Secom Co. Ltd.(a)	5,600	330,618
Seven & i Holdings Co. Ltd.	53,200	648,216
Shin-Etsu Chemical Co. Ltd.	62,900	2,439,203
Shionogi & Co. Ltd.	6,600	257,542
SMC Corp.	650	308,473
SoftBank Corp.	208,700	2,548,745
Sompo Holdings, Inc.	34,800	743,118
Sony Group Corp.	8,100	686,833
Subaru Corp.	31,800	674,114
Sumitomo Corp.	69,110	1,725,817
Sumitomo Mitsui Financial Group, Inc.(a)	34,694	2,313,149
Sumitomo Mitsui Trust Holdings, Inc.	22,800	520,179
Suzuki Motor Corp.	32,868	378,209
Takeda Pharmaceutical Co. Ltd.	55,100	1,429,051
TDK Corp.	7,000	429,286
Terumo Corp.(a)	19,800	326,553
Tokio Marine Holdings, Inc.	49,900	1,862,797
Tokyo Electron Ltd.	8,950	1,941,782
Toyota Motor Corp.	350,265	7,163,819
Toyota Tsusho Corp.	36,600	712,615
Total Japan		78,395,338
Netherlands - 2.7%
ASML Holding NV	3,747	3,872,082
Ferrovial SE(a)	16,678	648,135
Heineken Holding NV	7,081	558,935
Heineken NV(a)	10,985	1,063,118
ING Groep NV	240,910	4,121,315
JDE Peet's NV(a)	7,235	144,226
Koninklijke Ahold Delhaize NV	47,836	1,414,491
Universal Music Group NV(a)	34,541	1,028,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2024

Investments	Shares	Value
Wolters Kluwer NV	5,227	$867,196
Total Netherlands		13,717,895
Norway - 1.3%
Aker BP ASA	41,031	1,048,945
DNB Bank ASA	102,301	2,014,794
Equinor ASA	85,791	2,449,042
Telenor ASA	102,210	1,168,251
Total Norway		6,681,032
Portugal - 0.2%
EDP - Energias de Portugal SA	146,862	550,741
Jeronimo Martins SGPS SA	14,886	291,162
Total Portugal		841,903
Singapore - 2.5%
DBS Group Holdings Ltd.	156,787	4,140,496
Oversea-Chinese Banking Corp. Ltd.	313,312	3,335,984
Singapore Airlines Ltd.(a)	240,600	1,224,969
Singapore Telecommunications Ltd.	834,300	1,692,916
United Overseas Bank Ltd.	108,486	2,507,926
Total Singapore		12,902,291
Spain - 5.6%
Aena SME SA(b)	6,860	1,382,215
Amadeus IT Group SA(a)	9,784	651,600
Banco Bilbao Vizcaya Argentaria SA	402,133	4,030,583
Banco Santander SA	369,650	1,715,625
CaixaBank SA	322,152	1,706,653
Endesa SA(a)	121,077	2,275,418
Iberdrola SA	397,771	5,164,761
Industria de Diseno Textil SA	147,358	7,321,681
Naturgy Energy Group SA(a)	63,879	1,380,201
Repsol SA(a)	58,561	924,810
Telefonica SA	422,647	1,793,770
Total Spain		28,347,317
Sweden - 2.2%
Alfa Laval AB	6,339	277,797
Assa Abloy AB, Class B	19,152	541,816
Atlas Copco AB, Class A	43,112	810,930
Atlas Copco AB, Class B	30,407	491,413
Epiroc AB, Class A(a)	20,292	405,257
Essity AB, Class B	15,959	408,989
Evolution AB(b)	4,181	435,858
H & M Hennes & Mauritz AB, Class B(a)	55,178	873,505
Sandvik AB	25,674	514,925
Skandinaviska Enskilda Banken AB, Class A	124,610	1,841,463
Svenska Handelsbanken AB, Class A(a)	78,817	751,315
Swedbank AB, Class A	66,710	1,373,860
Volvo AB, Class A	11,738	306,357
Volvo AB, Class B	77,494	1,983,780
Total Sweden		11,017,265
Switzerland - 11.6%
ABB Ltd., Registered Shares	68,575	3,809,553
Cie Financiere Richemont SA, Class A, Registered Shares(a)	10,576	1,650,661
DSM-Firmenich AG	4,571	517,331
Geberit AG, Registered Shares	937	553,483
Givaudan SA, Registered Shares	177	839,105
Holcim AG, Registered Shares	32,847	2,910,392
Kuehne & Nagel International AG, Registered Shares(a)	9,032	2,597,228
Nestle SA, Registered Shares	101,650	10,375,404
Novartis AG, Registered Shares	111,809	11,966,027
Partners Group Holding AG(a)	743	954,175
Roche Holding AG	21,290	5,911,256
Roche Holding AG, Bearer Shares(a)	5,435	1,656,024
Schindler Holding AG, Participation Certificate	1,045	262,587
Schindler Holding AG, Registered Shares	1,073	267,474
SGS SA, Registered Shares	10,098	898,998
Sika AG, Registered Shares	2,088	597,634
Sonova Holding AG, Registered Shares	1,071	330,859
Swiss Life Holding AG, Registered Shares	1,613	1,185,787
Swiss Re AG	20,262	2,514,147
Swisscom AG, Registered Shares	2,883	1,621,808
UBS Group AG, Registered Shares	87,106	2,563,937
Zurich Insurance Group AG	8,737	4,658,242
Total Switzerland		58,642,112
United Kingdom - 14.6%
Antofagasta PLC	31,860	849,786
Ashtead Group PLC	7,234	483,012
Associated British Foods PLC	14,547	454,940
AstraZeneca PLC	47,567	7,429,591
BAE Systems PLC	108,352	1,807,974
Barclays PLC	665,359	1,757,016
BP PLC	668,491	4,015,626
British American Tobacco PLC	197,276	6,059,849
BT Group PLC(a)	604,126	1,071,818
Compass Group PLC	43,740	1,194,301
Diageo PLC	54,689	1,721,050
Haleon PLC	110,098	448,978
HSBC Holdings PLC	1,296,397	11,207,580
Imperial Brands PLC	69,971	1,790,234
Lloyds Banking Group PLC	3,093,548	2,140,636
London Stock Exchange Group PLC	5,031	597,810
National Grid PLC	310,302	3,462,021
NatWest Group PLC	582,224	2,294,814
Prudential PLC	38,341	348,186
Reckitt Benckiser Group PLC	29,822	1,614,227
RELX PLC	49,901	2,295,475
Rentokil Initial PLC	44,025	256,667
Shell PLC	211,637	7,581,806
SSE PLC	85,970	1,944,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2024

Investments	Shares	Value
Standard Chartered PLC	54,233	$490,860
Tesco PLC	359,036	1,388,803
Unilever PLC	126,705	6,959,288
Vodafone Group PLC	2,471,177	2,179,172
Total United Kingdom		73,846,253
United States - 2.1%
GSK PLC	217,621	4,207,572
Stellantis NV	320,267	6,339,759
Total United States		10,547,331
TOTAL COMMON STOCKS (Cost: $385,333,516)		502,563,500
EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree International MidCap Dividend Fund(c) (Cost: $101,364)	1,634	99,004
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.2%
United States - 9.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $46,497,813)	46,497,813	46,497,813
TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $431,932,693)		549,160,317
Other Assets less Liabilities - (8.4)%		(42,686,051)
NET ASSETS - 100.0%		$506,474,266

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $47,873,095 and the total market value of the collateral held by the Fund was $50,561,455. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,063,642.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree International MidCap Dividend Fund	$—	$2,214,133	$2,048,674	$(64,095)	$(2,360)	$99,004	$39,312

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$502,563,500	$—	$—	$502,563,500
Exchange-Traded Fund	99,004	—	—	99,004
Investment of Cash Collateral for Securities Loaned	—	46,497,813	—	46,497,813
Total Investments in Securities	$502,662,504	$46,497,813	$—	$549,160,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.4%
Australia - 11.7%
AGL Energy Ltd.	27,420	$198,324
ALS Ltd.	24,795	231,996
Altium Ltd.	1,659	75,375
Ampol Ltd.	14,045	303,348
APA Group(a)	80,841	431,377
Aurizon Holdings Ltd.	79,514	193,828
Bank of Queensland Ltd.(a)	44,596	173,042
Beach Energy Ltd.(a)	55,021	54,751
Bendigo & Adelaide Bank Ltd.	55,943	429,284
BlueScope Steel Ltd.	12,323	168,137
Brambles Ltd.	59,975	581,989
Brickworks Ltd.(a)	3,768	65,931
CAR Group Ltd.	8,266	194,596
Challenger Ltd.	26,717	125,079
Charter Hall Group(a)	21,934	163,772
Cleanaway Waste Management Ltd.(a)	47,043	87,027
Cochlear Ltd.	1,312	291,036
Coles Group Ltd.	81,219	923,743
Computershare Ltd.	15,880	279,348
Dexus(a)	79,536	344,205
Domino's Pizza Enterprises Ltd.(a)	1,800	43,144
Endeavour Group Ltd.(a)	74,149	250,078
GPT Group	121,667	325,021
Harvey Norman Holdings Ltd.(a)	77,618	216,161
IDP Education Ltd.(a)	5,663	57,298
IGO Ltd.(a)	41,884	157,763
Incitec Pivot Ltd.	178,599	345,904
Insurance Australia Group Ltd.	61,322	292,411
JB Hi-Fi Ltd.	11,027	450,774
Lottery Corp. Ltd.	106,775	361,540
Medibank Pvt Ltd.	110,998	276,505
Mineral Resources Ltd.(a)	5,815	209,401
Mirvac Group(a)	213,487	266,620
New Hope Corp. Ltd.(a)	85,936	280,075
Northern Star Resources Ltd.	25,512	221,496
Orica Ltd.(a)	11,662	139,180
Origin Energy Ltd.	64,444	467,403
Premier Investments Ltd.	7,023	146,103
Qube Holdings Ltd.	49,919	121,685
Ramsay Health Care Ltd.(a)	3,319	105,200
REA Group Ltd.(a)	1,493	196,090
Reece Ltd.(a)	12,677	213,098
Scentre Group	335,791	699,685
SEEK Ltd.(a)	7,507	107,089
Seven Group Holdings Ltd.(a)	8,244	207,457
Sonic Healthcare Ltd.	15,645	274,796
Steadfast Group Ltd.	39,179	161,704
Stockland	172,386	480,084
Suncorp Group Ltd.	53,025	616,536
Technology One Ltd.	3,700	45,961
TPG Telecom Ltd.(a)	64,772	198,122
Treasury Wine Estates Ltd.(a)	19,791	164,425
Vicinity Ltd.	302,756	374,062
Viva Energy Group Ltd.(b)	110,491	232,443
Whitehaven Coal Ltd.	80,892	413,282
Worley Ltd.	15,969	159,760
Yancoal Australia Ltd.(a)	155,829	$688,946
Total Australia		15,283,490
Austria - 1.8%
ANDRITZ AG	4,709	291,962
BAWAG Group AG(b)	6,741	426,978
CA Immobilien Anlagen AG	3,101	102,896
Mondi PLC	19,173	368,032
Telekom Austria AG	34,372	343,332
UNIQA Insurance Group AG	28,477	242,941
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,482	179,198
voestalpine AG	10,812	292,243
Wienerberger AG	3,994	132,526
Total Austria		2,380,108
Belgium - 1.7%
Ackermans & van Haaren NV	685	118,565
Aedifica SA	3,026	183,723
Ageas SA	14,275	652,972
Azelis Group NV(a)	3,784	67,970
Bekaert SA	3,266	136,793
Colruyt Group NV	2,389	114,143
D'ieteren Group	1,062	225,477
Melexis NV(a)	1,950	168,029
Solvay SA(a)	6,208	218,698
Tessenderlo Group SA(a)	3,290	83,392
Warehouses De Pauw CVA	8,155	221,125
Total Belgium		2,190,887
China - 0.2%
BOC Aviation Ltd.(b)	29,300	210,160
Qingdao Port International Co. Ltd., Class H(a)(b)	117,000	89,315
Total China		299,475
Denmark - 1.7%
H Lundbeck AS	17,342	96,851
ISS AS	3,622	62,152
Novonesis (Novozymes) B, Class B	6,655	407,533
Pandora AS	2,509	378,972
Rockwool AS, Class B	213	86,508
Royal Unibrew AS*	1,393	110,508
Sydbank AS	4,466	236,836
Topdanmark AS	4,309	227,767
Tryg AS	28,750	628,862
Total Denmark		2,235,989
Egypt - 0.2%
Energean PLC(a)	19,526	243,372
Finland - 2.3%
Cargotec OYJ, Class B	1,827	146,759
Elisa OYJ	12,678	582,095
Huhtamaki OYJ	3,009	120,805
Kemira OYJ	8,624	210,365
Kesko OYJ, Class A(a)	2,277	41,145
Kesko OYJ, Class B	16,750	294,230
Konecranes OYJ	4,483	254,407
Metsa Board OYJ, Class B(a)	23,352	183,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2024

Investments	Shares	Value
Metso OYJ(a)	27,173	$287,848
Orion OYJ, Class B(a)	4,114	175,750
TietoEVRY OYJ(a)	7,372	142,533
Valmet OYJ(a)	10,786	308,534
Wartsila OYJ Abp	14,151	272,994
Total Finland		3,020,917
France - 7.4%
Accor SA	5,958	244,564
Aeroports de Paris SA(a)	2,787	339,320
Alten SA	459	50,423
Amundi SA(b)	15,544	1,003,722
Arkema SA	2,755	239,609
BioMerieux	981	93,311
Bouygues SA	19,296	619,795
Bureau Veritas SA(a)	22,098	612,456
Carrefour SA	22,062	312,114
Eiffage SA	5,808	533,833
Elis SA	8,283	179,499
Eurazeo SE	3,024	240,966
Gaztransport & Technigaz SA	956	124,898
Gecina SA	4,025	370,771
Getlink SE	25,590	423,733
Imerys SA	4,864	175,052
Interparfums SA	2,821	115,494
Ipsen SA	865	106,149
Klepierre SA	20,220	541,337
La Francaise des Jeux SAEM(b)	11,853	403,970
Nexans SA	1,251	137,964
Remy Cointreau SA	857	71,550
Renault SA	2,062	105,724
Rexel SA	26,445	684,753
SCOR SE	8,211	208,211
SEB SA	1,443	147,849
Societe BIC SA	1,758	103,628
Sopra Steria Group	468	90,836
SPIE SA	6,981	252,738
Technip Energies NV	4,767	106,983
Teleperformance SE(a)	1,917	202,044
Valeo SE	5,786	61,627
Verallia SA(b)	7,864	285,549
Vivendi SE	27,728	289,924
Wendel SE	1,899	168,112
Total France		9,648,508
Germany - 4.7%
AIXTRON SE	973	19,120
Aurubis AG	1,087	85,336
Bechtle AG	1,840	86,651
Brenntag SE	4,243	286,307
Carl Zeiss Meditec AG, Bearer Shares	1,156	81,337
CTS Eventim AG & Co. KGaA	2,596	216,738
DWS Group GmbH & Co. KGaA(b)	13,649	484,783
Evonik Industries AG	28,560	583,105
Fielmann Group AG	1,452	66,760
Freenet AG	7,535	200,276
Fresenius Medical Care AG	9,884	378,812
GEA Group AG	4,894	204,036
Gerresheimer AG	440	47,298
Hensoldt AG	927	34,117
HochTief AG	4,456	507,181
Hugo Boss AG	1,835	82,147
K & S AG, Registered Shares	10,109	136,242
Knorr-Bremse AG	3,855	294,583
Krones AG	566	71,095
MTU Aero Engines AG	950	243,137
Nemetschek SE	641	63,100
Puma SE	2,174	99,886
Rheinmetall AG	668	340,568
Scout24 SE(b)	1,335	101,872
Siltronic AG	1,003	77,828
Sixt SE	1,403	99,618
Softwareone Holding AG	2,802	52,697
Stroeer SE & Co. KGaA	3,359	215,461
Suedzucker AG	9,018	131,445
Symrise AG	1,406	172,236
thyssenkrupp AG	13,087	56,637
Traton SE	16,782	549,476
United Internet AG, Registered Shares	3,868	83,408
Total Germany		6,153,293
Hong Kong - 2.9%
Bank of East Asia Ltd.	129,380	164,389
Hong Kong & China Gas Co. Ltd.	1,061,000	807,226
Link REIT	171,600	667,067
Power Assets Holdings Ltd.	146,500	792,789
Swire Pacific Ltd., Class A	48,500	428,632
Swire Pacific Ltd., Class B	265,000	355,714
Swire Properties Ltd.	350,200	557,995
Total Hong Kong		3,773,812
Ireland - 0.9%
AIB Group PLC	53,933	285,314
Bank of Ireland Group PLC	23,429	245,275
Glanbia PLC	8,119	158,368
Smurfit Kappa Group PLC	11,064	493,287
Total Ireland		1,182,244
Israel - 3.1%
Azrieli Group Ltd.	4,052	236,632
Bank Hapoalim BM	86,438	772,096
Bank Leumi Le-Israel BM	76,195	629,025
Bezeq The Israeli Telecommunication Corp. Ltd.	120,096	135,041
Delek Group Ltd.	1,852	194,187
Elbit Systems Ltd.	422	74,392
First International Bank of Israel Ltd.	9,824	375,780
ICL Group Ltd.	131,229	561,534
Israel Discount Bank Ltd., Class A	87,439	443,091
Mizrahi Tefahot Bank Ltd.	11,966	415,469
Newmed Energy LP	60,536	143,996
Phoenix Holdings Ltd.	8,773	79,621
Total Israel		4,060,864
Italy - 5.7%
A2A SpA	216,724	431,914
Amplifon SpA(a)	2,726	97,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2024

Investments	Shares	Value
Azimut Holding SpA	8,725	$205,909
Banca Generali SpA(a)	8,681	348,523
Banca Mediolanum SpA	67,493	745,781
Banco BPM SpA(a)	102,158	658,460
BPER Banca SpA	51,530	260,728
Brembo NV(a)	12,721	139,800
Brunello Cucinelli SpA(a)	852	85,378
Buzzi SpA	4,767	191,998
Credito Emiliano SpA	20,403	203,362
De' Longhi SpA	3,250	101,709
DiaSorin SpA(a)	489	48,771
ERG SpA(a)	5,716	143,596
FinecoBank Banca Fineco SpA(a)	24,795	369,911
Hera SpA(a)	65,511	224,255
Infrastrutture Wireless Italiane SpA(a)(b)	29,856	311,982
Interpump Group SpA(a)	1,136	50,502
Iren SpA	70,493	146,493
Italgas SpA	72,105	355,636
Leonardo SpA	9,058	210,468
Mediobanca Banca di Credito Finanziario SpA(a)	59,178	868,275
Prysmian SpA	6,481	401,619
Recordati Industria Chimica & Farmaceutica SpA(a)	5,352	279,344
Reply SpA(a)	450	66,459
SOL SpA(a)	1,435	50,907
Unipol Gruppo SpA	47,869	476,098
Total Italy		7,474,992
Japan - 22.7%
ABC-Mart, Inc.	8,534	149,873
Aeon Mall Co. Ltd.(a)	6,500	76,593
AGC, Inc.(a)	8,828	285,705
Air Water, Inc.	6,800	91,964
Aisin Corp.	9,300	303,120
Alfresa Holdings Corp.	6,400	87,649
Amada Co. Ltd.	17,500	193,320
Asahi Kasei Corp.	48,120	308,266
Asics Corp.	13,600	208,067
Azbil Corp.	2,200	61,284
Bandai Namco Holdings, Inc.	14,200	277,185
BIPROGY, Inc.	2,200	60,970
Canon Marketing Japan, Inc.(a)	5,300	147,409
Capcom Co. Ltd.	6,600	124,442
Chiba Bank Ltd.	21,200	188,726
Chubu Electric Power Co., Inc.	29,900	353,350
Coca-Cola Bottlers Japan Holdings, Inc.	5,600	70,218
COMSYS Holdings Corp.	6,300	121,057
Concordia Financial Group Ltd.	36,100	212,345
Cosmo Energy Holdings Co. Ltd.	3,000	151,063
Daicel Corp.	8,800	84,384
Daifuku Co. Ltd.	5,300	99,173
Daito Trust Construction Co. Ltd.	2,220	228,887
Daiwa Securities Group, Inc.(a)	46,500	354,690
Dentsu Group, Inc.(a)	9,200	231,802
Dentsu Soken, Inc.	1,700	55,800
Ebara Corp.	20,500	324,144
Electric Power Development Co. Ltd.	10,700	166,992
ENEOS Holdings, Inc.	113,400	582,721
Fuji Electric Co. Ltd.	2,775	157,881
Fukuoka Financial Group, Inc.	5,800	155,042
Hachijuni Bank Ltd.	13,700	89,383
Hakuhodo DY Holdings, Inc.(a)	9,200	67,201
Hamamatsu Photonics KK(a)	2,200	58,918
Hankyu Hanshin Holdings, Inc.	3,200	85,023
Haseko Corp.	13,600	150,322
Hirose Electric Co. Ltd.	1,075	118,754
Hitachi Construction Machinery Co. Ltd.	6,700	179,433
Hoshizaki Corp.	2,200	69,777
Hulic Co. Ltd.(a)	36,100	319,684
Idemitsu Kosan Co. Ltd.	50,530	327,160
IHI Corp.(a)	5,400	161,302
Iida Group Holdings Co. Ltd.(a)	10,400	136,902
INFRONEER Holdings, Inc.	13,400	108,668
Internet Initiative Japan, Inc.	3,100	45,664
Isetan Mitsukoshi Holdings Ltd.	2,500	46,935
Isuzu Motors Ltd.	36,400	482,211
J Front Retailing Co. Ltd.	7,200	75,084
Japan Airlines Co. Ltd.	10,200	160,964
Japan Exchange Group, Inc.	11,800	275,231
Japan Post Insurance Co. Ltd.	11,900	230,883
JFE Holdings, Inc.	22,400	322,437
JTEKT Corp.	15,300	106,480
Kajima Corp.	15,376	265,873
Kansai Electric Power Co., Inc.	23,288	391,174
Kansai Paint Co. Ltd.	5,100	82,115
Kawasaki Heavy Industries Ltd.(a)	4,900	186,118
Kikkoman Corp.	9,000	104,261
Kintetsu Group Holdings Co. Ltd.(a)	2,200	47,895
Kirin Holdings Co. Ltd.(a)	29,000	373,722
Kobe Steel Ltd.	22,600	280,498
Koei Tecmo Holdings Co. Ltd.(a)	7,320	63,207
Koito Manufacturing Co. Ltd.	3,800	52,419
Konami Group Corp.	2,200	158,374
Kose Corp.(a)	900	57,264
Kuraray Co. Ltd.(a)	14,200	163,266
Kurita Water Industries Ltd.	2,100	89,021
Kyowa Kirin Co. Ltd.	11,800	201,545
Kyushu Railway Co.	6,800	147,321
Lion Corp.(a)	5,100	39,758
M3, Inc.	6,100	58,152
Macnica Holdings, Inc.	1,900	79,728
Marui Group Co. Ltd.(a)	7,400	104,380
MatsukiyoCocokara & Co.	5,600	80,418
Mazda Motor Corp.	27,800	268,910
Mebuki Financial Group, Inc.	29,300	114,096
Medipal Holdings Corp.	4,500	68,482
MEIJI Holdings Co. Ltd.	6,900	148,801
Minebea Mitsumi, Inc.	6,300	129,047
MISUMI Group, Inc.	2,500	42,747
Mitsubishi Chemical Group Corp.	77,700	431,393
Mitsubishi Gas Chemical Co., Inc.	8,900	169,745
Mitsubishi Motors Corp.(a)	28,800	79,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2024

Investments	Shares	Value
Mitsui Chemicals, Inc.	6,300	$173,890
Miura Co. Ltd.	2,900	58,718
MonotaRO Co. Ltd.(a)	6,600	77,587
NGK Insulators Ltd.	10,100	129,342
NH Foods Ltd.	2,600	77,745
Nichirei Corp.	4,300	94,629
Nifco, Inc.	2,500	59,633
Nikon Corp.(a)	11,400	115,233
Nippon Express Holdings, Inc.(a)	5,000	230,480
Nippon Sanso Holdings Corp.	5,000	147,924
Nippon Shinyaku Co. Ltd.	1,100	22,258
Nissan Chemical Corp.(a)	3,600	114,069
Nisshin Seifun Group, Inc.	8,500	97,729
Nissin Foods Holdings Co. Ltd.	5,600	142,106
Niterra Co. Ltd.	14,100	409,344
Nitori Holdings Co. Ltd.	1,100	116,182
Nitto Denko Corp.	5,500	434,570
NOF Corp.	7,200	98,336
Nomura Holdings, Inc.	111,900	641,376
Nomura Real Estate Holdings, Inc.	9,768	244,777
NS Solutions Corp.	4,400	74,482
NSK Ltd.	20,500	99,620
Obayashi Corp.	23,200	275,758
Odakyu Electric Railway Co. Ltd.(a)	5,300	51,267
Oji Holdings Corp.	25,262	99,691
Omron Corp.(a)	3,500	120,300
Ono Pharmaceutical Co. Ltd.	14,600	199,359
Open House Group Co. Ltd.(a)	4,000	122,541
Oracle Corp.	2,900	200,112
Osaka Gas Co. Ltd.	9,500	209,241
Otsuka Corp.	7,700	147,959
Pan Pacific International Holdings Corp.	4,500	105,297
Persol Holdings Co. Ltd.	77,500	107,294
Pola Orbis Holdings, Inc.(a)	7,900	64,213
Resona Holdings, Inc.(a)	60,500	400,362
Resonac Holdings Corp.(a)	4,500	98,527
Ricoh Co. Ltd.	17,700	151,351
Rinnai Corp.(a)	2,900	65,983
Rohm Co. Ltd.(a)	7,500	100,242
Rohto Pharmaceutical Co. Ltd.	2,600	54,486
Ryohin Keikaku Co. Ltd.	4,900	81,453
Sankyo Co. Ltd.	18,000	195,375
Santen Pharmaceutical Co. Ltd.	9,400	96,069
Sanwa Holdings Corp.	10,100	184,689
SBI Holdings, Inc.	12,600	318,564
SCREEN Holdings Co. Ltd.	3,300	297,464
SCSK Corp.	9,100	181,762
Sega Sammy Holdings, Inc.(a)	10,000	148,483
Seibu Holdings, Inc.(a)	6,400	88,206
Seiko Epson Corp.	13,600	211,279
Seino Holdings Co. Ltd.	6,900	93,102
Sekisui Chemical Co. Ltd.	21,500	297,520
Sekisui House Ltd.	24,900	551,527
Seven Bank Ltd.	44,900	75,085
SG Holdings Co. Ltd.	15,400	141,928
Shimadzu Corp.(a)	4,300	107,594
Shimano, Inc.	1,200	185,341
Shimizu Corp.	14,600	82,004
Shizuoka Financial Group, Inc.	14,300	137,257
Socionext, Inc.(a)	5,100	120,763
Sohgo Security Services Co. Ltd.	13,600	79,439
Sojitz Corp.	14,380	349,443
SUMCO Corp.(a)	14,700	211,599
Sumitomo Electric Industries Ltd.	23,612	367,332
Sumitomo Forestry Co. Ltd.(a)	7,000	222,672
Sumitomo Heavy Industries Ltd.(a)	3,900	101,367
Sumitomo Realty & Development Co. Ltd.	7,000	205,439
Sumitomo Rubber Industries Ltd.(a)	6,400	63,757
Sundrug Co. Ltd.	2,900	73,086
Suzuken Co. Ltd.	2,100	63,825
Sysmex Corp.	6,900	111,139
T&D Holdings, Inc.	14,751	257,542
Taisei Corp.(a)	4,475	165,552
Taiyo Yuden Co. Ltd.(a)	2,800	71,123
TIS, Inc.	4,200	81,410
Tobu Railway Co. Ltd.	3,100	52,197
Toho Co. Ltd.	2,100	61,410
Tokyo Gas Co. Ltd.	11,900	255,592
Tokyo Ohka Kogyo Co. Ltd.	2,200	59,657
Tokyo Tatemono Co. Ltd.(a)	8,600	135,742
Tokyu Corp.	5,500	60,587
Tokyu Fudosan Holdings Corp.	33,300	222,228
Toray Industries, Inc.	35,700	169,001
Tosoh Corp.	12,900	168,247
Toyo Seikan Group Holdings Ltd.	6,600	103,599
Toyo Suisan Kaisha Ltd.	1,500	88,913
Toyoda Gosei Co. Ltd.	3,700	65,059
Toyota Boshoku Corp.	7,300	96,684
Trend Micro, Inc.	3,530	143,320
Tsuruha Holdings, Inc.	900	51,250
USS Co. Ltd.	19,800	166,600
Welcia Holdings Co. Ltd.	3,600	44,894
West Japan Railway Co.	10,200	189,910
Yakult Honsha Co. Ltd.(a)	4,600	82,257
Yamada Holdings Co. Ltd.	23,200	62,305
Yamaha Motor Co. Ltd.(a)	38,980	360,818
Yamato Holdings Co. Ltd.	5,600	61,567
Yamazaki Baking Co. Ltd.(a)	2,200	45,160
Yaskawa Electric Corp.	3,500	125,696
Yokogawa Electric Corp.	4,600	111,240
Yokohama Rubber Co. Ltd.	4,200	92,872
Zeon Corp.	6,200	51,455
ZOZO, Inc.(a)	8,200	205,331
Total Japan		29,599,411
Jordan - 0.2%
Hikma Pharmaceuticals PLC	8,462	202,277
Netherlands - 3.3%
Aalberts NV	3,730	151,590
Aegon Ltd.	105,113	649,794
Akzo Nobel NV	4,885	297,272
Arcadis NV	1,572	99,655
BE Semiconductor Industries NV(a)	3,268	546,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2024

Investments	Shares	Value
CTP NV(b)	14,753	$251,720
Euronext NV(b)	3,249	301,203
IMCD NV(a)	1,127	156,177
Koninklijke KPN NV	255,284	979,491
Koninklijke Vopak NV	7,109	295,315
Randstad NV	9,489	430,489
Signify NV(a)(b)	6,622	165,363
Total Netherlands		4,324,981
Norway - 2.9%
Aker ASA, Class A	3,174	183,330
Gjensidige Forsikring ASA	23,690	424,518
Kongsberg Gruppen ASA	6,502	531,274
Leroy Seafood Group ASA	32,480	131,964
Mowi ASA	19,994	333,687
Orkla ASA	37,802	307,990
Schibsted ASA, Class A	809	23,949
SpareBank 1 SR-Bank ASA	21,121	259,066
Storebrand ASA	18,013	184,402
TOMRA Systems ASA	6,309	75,489
Var Energi ASA	237,322	840,740
Wallenius Wilhelmsen ASA	42,304	432,675
Total Norway		3,729,084
Portugal - 0.8%
Galp Energia SGPS SA	26,089	551,389
Navigator Co. SA	105,685	440,159
Total Portugal		991,548
Singapore - 2.0%
CapitaLand Investment Ltd.(a)	196,400	385,482
City Developments Ltd.	27,200	103,562
Genting Singapore Ltd.	453,400	289,386
Keppel Ltd.	132,300	631,604
Sembcorp Industries Ltd.	53,300	189,170
Singapore Exchange Ltd.	53,300	372,834
Singapore Technologies Engineering Ltd.	120,704	385,647
UOL Group Ltd.	19,700	75,588
Venture Corp. Ltd.	18,100	189,915
Total Singapore		2,623,188
Spain - 4.5%
Acciona SA(a)	1,963	232,054
Acerinox SA	15,714	163,194
ACS Actividades de Construccion y Servicios SA	14,640	632,010
Banco de Sabadell SA	174,815	337,338
Bankinter SA(a)	53,802	439,733
Cia de Distribucion Integral Logista Holdings SA	11,244	318,381
CIE Automotive SA(a)	5,762	160,252
Corp. ACCIONA Energias Renovables SA(a)	8,291	170,876
Ebro Foods SA(a)	5,191	86,456
Enagas SA(a)	24,733	368,191
Fluidra SA(a)	7,054	147,347
Fomento de Construcciones y Contratas SA(a)	13,285	197,911
Gestamp Automocion SA(b)	31,259	93,135
Grupo Catalana Occidente SA	4,618	187,085
Indra Sistemas SA(a)	4,694	97,145
Inmobiliaria Colonial Socimi SA(a)	23,707	137,965
Laboratorios Farmaceuticos Rovi SA	1,352	126,861
Mapfre SA(a)	208,081	480,365
Merlin Properties Socimi SA	52,638	586,714
Redeia Corp. SA(a)	32,840	574,403
Unicaja Banco SA(b)	120,196	164,117
Vidrala SA(a)	739	83,321
Viscofan SA(a)	1,916	126,289
Total Spain		5,911,143
Sweden - 2.7%
AAK AB	4,659	136,644
AddTech AB, Class B(a)	3,693	91,852
Avanza Bank Holding AB(a)	6,207	150,923
Axfood AB(a)	7,278	191,327
Elekta AB, Class B(a)	10,867	67,930
Hexpol AB	11,700	130,366
Holmen AB, Class B(a)	2,417	95,217
Husqvarna AB, Class B(a)	19,154	153,627
Indutrade AB(a)	4,519	115,896
Investment AB Latour, Class B(a)	10,687	288,816
L E Lundbergforetagen AB, Class B(a)	1,279	63,285
Lifco AB, Class B(a)	4,446	122,168
Nibe Industrier AB, Class B(a)	16,904	71,733
Nordnet AB publ(a)	7,599	158,866
Saab AB, Class B(a)	4,936	118,853
Sagax AB, Class B	3,790	97,057
Securitas AB, Class B(a)	17,826	177,078
Skanska AB, Class B(a)	16,855	303,671
SKF AB, Class B	15,067	302,757
Svenska Cellulosa AB SCA, Class B(a)	9,590	141,765
Sweco AB, Class B	8,765	120,341
Thule Group AB(b)	3,915	102,771
Trelleborg AB, Class B	6,800	264,803
Total Sweden		3,467,746
Switzerland - 5.5%
Accelleron Industries AG	4,155	162,760
Adecco Group AG, Registered Shares	11,117	368,917
Allreal Holding AG, Registered Shares(a)	643	110,053
Baloise Holding AG, Registered Shares(a)	2,394	421,468
Banque Cantonale Vaudoise, Registered Shares(a)	4,418	468,792
BKW AG(a)	1,349	215,126
Clariant AG, Registered Shares(a)	9,826	154,618
Coca-Cola HBC AG	16,292	555,645
DKSH Holding AG	2,261	152,730
EFG International AG	17,828	262,282
Flughafen Zurich AG, Registered Shares	912	201,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2024

Investments	Shares	Value
Galenica AG(a)(b)	2,199	$179,987
Georg Fischer AG, Registered Shares	3,189	213,819
Helvetia Holding AG, Registered Shares(a)	3,519	475,805
Julius Baer Group Ltd.	13,702	765,458
Logitech International SA, Registered Shares	2,383	230,503
PSP Swiss Property AG, Registered Shares	1,400	179,635
SFS Group AG	1,419	188,547
SIG Group AG(a)	8,030	146,999
Stadler Rail AG(a)	2,698	76,713
Sulzer AG, Registered Shares	2,164	299,097
Swatch Group AG, Bearer Shares	750	153,614
Swatch Group AG, Registered Shares	2,834	115,744
Swiss Prime Site AG, Registered Shares	4,238	401,822
Swissquote Group Holding SA, Registered Shares	175	55,230
Tecan Group AG, Registered Shares(a)	119	39,834
VAT Group AG(b)	557	315,753
Vontobel Holding AG, Registered Shares	3,083	184,582
Total Switzerland		7,097,196
United Kingdom - 10.5%
Admiral Group PLC	11,710	387,088
Airtel Africa PLC(b)	134,294	203,883
Auto Trader Group PLC(b)	17,530	177,543
Beazley PLC	24,174	216,353
Bellway PLC	7,406	237,418
Berkeley Group Holdings PLC	3,360	194,870
British Land Co. PLC	63,802	331,964
Britvic PLC	13,111	195,734
Bunzl PLC	10,339	393,393
Burberry Group PLC	13,548	150,332
Centrica PLC	173,439	295,760
Computacenter PLC	3,214	116,684
ConvaTec Group PLC(b)	46,733	138,708
DCC PLC	3,870	271,020
Derwent London PLC	4,022	114,903
Diploma PLC	3,581	187,769
DS Smith PLC	119,951	638,362
Dunelm Group PLC	11,838	159,221
Games Workshop Group PLC	2,032	274,075
Greggs PLC	3,552	124,465
Halma PLC	3,872	132,448
Harbour Energy PLC	58,125	229,024
Hargreaves Lansdown PLC	26,179	374,611
Howden Joinery Group PLC	24,372	270,654
IMI PLC	6,822	152,122
Inchcape PLC	18,079	170,031
Informa PLC	33,657	364,107
InterContinental Hotels Group PLC	4,855	510,983
Intertek Group PLC	4,228	256,221
Investec PLC	43,570	315,865
ITV PLC	290,510	295,623
J Sainsbury PLC	109,614	353,336
JD Sports Fashion PLC	34,373	51,924
JET2 PLC	3,233	53,497
Johnson Matthey PLC	9,171	181,663
Land Securities Group PLC	46,804	366,527
Melrose Industries PLC	16,302	114,041
Next PLC	5,268	601,732
Pearson PLC	15,206	190,451
Renishaw PLC	1,691	79,091
Rightmove PLC	20,996	142,525
Rotork PLC	27,555	117,315
RS Group PLC	12,441	110,244
Sage Group PLC	19,820	272,718
Schroders PLC	84,648	389,279
Severn Trent PLC	9,141	275,012
Smith & Nephew PLC	27,204	337,214
Smiths Group PLC	13,566	292,387
Softcat PLC	4,026	92,472
Spectris PLC	3,741	131,466
Spirax Group PLC	1,296	138,926
St. James's Place PLC	39,905	275,676
Tate & Lyle PLC	11,077	83,735
Unite Group PLC	15,681	176,815
United Utilities Group PLC	26,981	335,132
Virgin Money U.K. PLC	90,433	244,180
Weir Group PLC	7,816	196,023
Whitbread PLC	4,820	181,266
Total United Kingdom		13,665,881
TOTAL COMMON STOCKS (Cost: $117,970,137)		129,560,406
RIGHTS - 0.0%
Italy - 0.0%
Amplifon SpA, expiring 7/9/24*† (Cost: $0)	2,726	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.2%
United States - 12.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $15,863,819)	15,863,819	15,863,819
TOTAL INVESTMENTS IN SECURITIES - 111.6% (Cost: $133,833,956)		145,424,225
Other Assets less Liabilities - (11.6)%		(15,090,075)
NET ASSETS - 100.0%		$130,334,150

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2024

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $24,513,062. The Fund also had securities on loan having a total market value of $17,047 that were sold and pending settlement. The total market value of the collateral held by the Fund was $25,937,207. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,073,388.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$129,560,406	$—	$—		$129,560,406
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	15,863,819	—		15,863,819
Total Investments in Securities	$129,560,406	$15,863,819	$0		$145,424,225

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 98.6%
Australia - 8.6%
Ampol Ltd.(a)	14,189	$306,458
Aristocrat Leisure Ltd.	5,067	168,388
BHP Group Ltd.	8,497	242,197
BlueScope Steel Ltd.	7,809	106,547
Brambles Ltd.	19,133	185,664
Cochlear Ltd.(a)	845	187,443
Coles Group Ltd.	10,875	123,687
Computershare Ltd.	9,836	173,027
EBOS Group Ltd.	6,186	121,451
Lottery Corp. Ltd.(a)	55,567	188,150
Medibank Pvt Ltd.(a)	69,113	172,166
Orica Ltd.	16,002	190,976
Origin Energy Ltd.	21,409	155,276
Pilbara Minerals Ltd.(a)	16,824	34,494
Qantas Airways Ltd.*	29,409	114,899
QBE Insurance Group Ltd.	16,165	187,739
Suncorp Group Ltd.	15,937	185,304
Telstra Group Ltd.	75,503	182,537
Woolworths Group Ltd.(a)	5,269	118,904
Total Australia		3,145,307
Austria - 0.7%
Erste Group Bank AG	4,194	198,855
Verbund AG	642	50,676
Total Austria		249,531
China - 0.8%
BOC Hong Kong Holdings Ltd.	50,500	155,561
Wilmar International Ltd.	66,400	151,883
Total China		307,444
Denmark - 2.8%
Danske Bank AS	9,073	270,565
Pandora AS	1,489	224,906
Rockwool AS, Class B	501	203,476
Tryg AS	14,694	321,409
Total Denmark		1,020,356
France - 10.1%
AXA SA	8,656	283,600
Bouygues SA	4,912	157,775
Carrefour SA	8,497	120,208
Cie de Saint-Gobain SA	1,887	146,866
Cie Generale des Etablissements Michelin SCA	6,269	242,616
Danone SA	4,036	246,904
Eiffage SA	2,025	186,125
Engie SA	14,847	212,190
Ipsen SA	2,208	270,956
La Francaise des Jeux SAEM(b)	6,912	235,572
Orange SA	22,457	225,135
Publicis Groupe SA	2,033	216,536
Sanofi SA(a)	3,469	334,388
Sodexo SA	2,680	241,273
Thales SA	1,308	209,577
TotalEnergies SE	5,401	360,799
Total France		3,690,520
Germany - 7.1%
Allianz SE, Registered Shares	828	230,283
Brenntag SE	2,261	152,566
Commerzbank AG	8,944	135,974
Deutsche Bank AG, Registered Shares	9,750	155,782
Deutsche Boerse AG	1,287	263,592
Deutsche Lufthansa AG, Registered Shares	17,879	109,414
Deutsche Telekom AG, Registered Shares	14,494	364,737
E.ON SE	13,659	179,402
GEA Group AG	4,388	182,941
Hannover Rueck SE	988	250,639
Heidelberg Materials AG	1,492	154,820
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	458	229,232
Talanx AG	2,587	206,699
Total Germany		2,616,081
Hong Kong - 0.5%
Jardine Matheson Holdings Ltd.	4,900	173,362
Ireland - 1.2%
AerCap Holdings NV	2,410	224,612
AIB Group PLC	24,969	132,090
Smurfit Kappa Group PLC	1,832	81,679
Total Ireland		438,381
Israel - 1.7%
Check Point Software Technologies Ltd.*	2,166	357,390
Teva Pharmaceutical Industries Ltd., ADR*	17,684	287,365
Total Israel		644,755
Italy - 2.4%
Assicurazioni Generali SpA	8,038	200,637
Banco BPM SpA(a)	21,256	137,006
Enel SpA	20,299	141,280
Leonardo SpA(a)	3,519	81,766
Poste Italiane SpA(b)	14,557	185,580
UniCredit SpA	3,679	136,446
Total Italy		882,715
Japan - 19.5%
AGC, Inc.(a)	3,600	116,509
ANA Holdings, Inc.	9,300	171,679
Asahi Group Holdings Ltd.	1,900	67,030
Asahi Kasei Corp.	21,600	138,374
Canon, Inc.(a)	8,400	227,363
Central Japan Railway Co.	7,100	153,290
Chubu Electric Power Co., Inc.	5,000	59,089
East Japan Railway Co.(a)	8,800	145,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2024

Investments	Shares	Value
Hankyu Hanshin Holdings, Inc.	4,800	$127,534
Hitachi Ltd.	3,000	67,158
Idemitsu Kosan Co. Ltd.	36,200	234,380
ITOCHU Corp.(a)	1,600	78,120
Japan Airlines Co. Ltd.	10,100	159,386
Japan Tobacco, Inc.(a)	4,500	121,634
Kansai Electric Power Co., Inc.	3,418	57,413
KDDI Corp.	5,600	148,094
Kintetsu Group Holdings Co. Ltd.(a)	6,100	132,800
Kirin Holdings Co. Ltd.(a)	10,300	132,736
Komatsu Ltd.	2,100	60,979
Kyowa Kirin Co. Ltd.	8,600	146,889
Mazda Motor Corp.	8,900	86,090
McDonald's Holdings Co. Japan Ltd.(a)	5,600	220,714
MEIJI Holdings Co. Ltd.	4,500	97,044
Mitsubishi Corp.	3,400	66,537
MS&AD Insurance Group Holdings, Inc.	7,000	155,570
Nippon Express Holdings, Inc.(a)	2,900	133,678
Nippon Steel Corp.	5,000	105,713
Nippon Telegraph & Telephone Corp.	166,700	157,311
Nissin Foods Holdings Co. Ltd.	2,900	73,591
Ono Pharmaceutical Co. Ltd.	12,700	173,415
Oracle Corp.	2,700	186,311
Osaka Gas Co. Ltd.	3,500	77,089
Otsuka Holdings Co. Ltd.	4,200	176,762
SCSK Corp.	12,300	245,679
Seiko Epson Corp.	13,700	212,833
Sekisui Chemical Co. Ltd.	13,100	181,279
Sekisui House Ltd.	7,600	168,338
Shionogi & Co. Ltd.	4,100	159,988
SoftBank Corp.(a)	14,000	170,975
Sompo Holdings, Inc.	6,400	136,665
Subaru Corp.	5,200	110,233
Sumitomo Corp.	3,800	94,894
Sumitomo Mitsui Financial Group, Inc.(a)	1,900	126,678
Suntory Beverage & Food Ltd.(a)	2,400	85,147
Takeda Pharmaceutical Co. Ltd.	7,800	202,298
TIS, Inc.	9,600	186,080
Toho Co. Ltd.	4,000	116,971
Tokio Marine Holdings, Inc.	2,900	108,259
Tokyo Gas Co. Ltd.	1,800	38,661
Toyota Tsusho Corp.	3,100	60,358
USS Co. Ltd.	15,600	131,261
West Japan Railway Co.	7,200	134,054
Yakult Honsha Co. Ltd.	8,400	150,209
Yokogawa Electric Corp.	3,200	77,384
Total Japan		7,154,290
Jordan - 0.7%
Hikma Pharmaceuticals PLC	10,221	244,324
Netherlands - 4.9%
ASR Nederland NV(a)	4,656	222,108
EXOR NV	2,761	289,104
Heineken Holding NV	2,317	182,891
JDE Peet's NV(a)	7,060	140,738
Koninklijke Ahold Delhaize NV	7,300	215,858
Koninklijke KPN NV	75,089	288,107
Universal Music Group NV(a)	6,340	188,762
Wolters Kluwer NV	1,570	260,474
Total Netherlands		1,788,042
New Zealand - 0.4%
Spark New Zealand Ltd.	63,317	160,502
Norway - 2.5%
DNB Bank ASA	10,871	214,102
Equinor ASA	10,373	296,114
Kongsberg Gruppen ASA	1,273	104,016
Mowi ASA	3,998	66,724
Orkla ASA	30,081	245,083
Total Norway		926,039
Portugal - 0.9%
EDP - Energias de Portugal SA	18,059	67,722
Jeronimo Martins SGPS SA	13,221	258,596
Total Portugal		326,318
Russia - 0.0%
Evraz PLC*†	17,300	0
Singapore - 4.0%
DBS Group Holdings Ltd.	7,710	203,609
Genting Singapore Ltd.	240,100	153,246
Keppel Ltd.	29,800	142,266
Oversea-Chinese Banking Corp. Ltd.	19,100	203,367
Singapore Airlines Ltd.(a)	32,500	165,467
Singapore Exchange Ltd.	29,600	207,052
Singapore Telecommunications Ltd.	84,700	171,869
United Overseas Bank Ltd.	8,900	205,746
Total Singapore		1,452,622
Spain - 3.9%
ACS Actividades de Construccion y Servicios SA(a)	3,636	156,967
Banco Bilbao Vizcaya Argentaria SA	16,120	161,571
CaixaBank SA(a)	31,946	169,239
Endesa SA(a)	6,621	124,429
Iberdrola SA(a)	11,618	150,851
Industria de Diseno Textil SA(a)	3,413	169,579
Repsol SA(a)	21,935	346,403
Telefonica SA	33,899	143,872
Total Spain		1,422,911
Sweden - 2.2%
Alfa Laval AB	2,760	120,953
Essity AB, Class B	5,149	131,956
Svenska Handelsbanken AB, Class A(a)	14,038	133,816
Swedbank AB, Class A	7,148	147,209
Tele2 AB, Class B	11,875	119,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2024

Investments	Shares	Value
Volvo AB, Class B	5,514	$141,154
Total Sweden		794,733
Switzerland - 9.0%
Banque Cantonale Vaudoise, Registered Shares	2,637	279,811
BKW AG	1,189	189,610
Chocoladefabriken Lindt & Spruengli AG(a)	15	175,106
Coca-Cola HBC AG	6,074	207,156
Givaudan SA, Registered Shares	41	194,369
Holcim AG, Registered Shares	2,439	216,106
Nestle SA, Registered Shares	1,694	172,906
Novartis AG, Registered Shares	4,212	450,777
Roche Holding AG	964	267,658
Schindler Holding AG, Participation Certificate	779	195,747
Swiss Re AG	1,963	243,573
Swisscom AG, Registered Shares	518	291,397
UBS Group AG, Registered Shares	6,126	180,317
Zurich Insurance Group AG	479	255,385
Total Switzerland		3,319,918
United Kingdom - 12.7%
Associated British Foods PLC	5,514	172,444
AstraZeneca PLC	1,585	247,564
BAE Systems PLC	13,152	219,456
BP PLC	71,244	427,963
British American Tobacco PLC	5,949	182,739
Centrica PLC	99,507	169,686
Coca-Cola Europacific Partners PLC	2,889	210,521
Compass Group PLC	10,560	288,336
Hargreaves Lansdown PLC	12,280	175,722
HSBC Holdings PLC	28,157	243,422
Imperial Brands PLC	8,769	224,358
JD Sports Fashion PLC	104,271	157,512
Pearson PLC	24,149	302,459
Reckitt Benckiser Group PLC	3,182	172,238
Rolls-Royce Holdings PLC*	22,735	131,281
Smith & Nephew PLC	21,654	268,418
SSE PLC	8,289	187,506
Tesco PLC	61,166	236,599
Unilever PLC	4,138	227,280
Vodafone Group PLC	180,795	159,431
Whitbread PLC	6,466	243,167
Total United Kingdom		4,648,102
United States - 2.0%
GSK PLC	15,250	294,850
Stellantis NV	6,947	137,517
Tenaris SA	19,337	297,396
Total United States		729,763
TOTAL COMMON STOCKS (Cost: $34,974,705)		36,136,016
PREFERRED STOCK - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA, 2.24% (Cost: $158,881)	1,959	174,725
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.1%
United States - 7.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $2,609,066)	2,609,066	2,609,066
TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $37,742,652)		38,919,807
Other Assets less Liabilities - (6.2)%		(2,262,972)
NET ASSETS - 100.0%		$36,656,835

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $4,146,749 and the total market value of the collateral held by the Fund was $4,371,733. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,762,667.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	37,739	CHF	42,244	USD	$—	$(241)
Bank of America NA	7/3/2024	95,590	DKK	13,719	USD	20	—
Bank of America NA	7/3/2024	64,668	GBP	81,987	USD	—	(239)
Bank of America NA	7/3/2024	18,259,109	JPY	114,459	USD	—	(932)
Bank of America NA	7/3/2024	153,352	NOK	14,452	USD	—	(49)
Bank of America NA	7/3/2024	8,393	NZD	5,132	USD	—	(18)
Bank of America NA	7/3/2024	130,714	SEK	12,436	USD	—	(93)
Bank of America NA	7/3/2024	8,152,048	USD	7,492,291	EUR	121,814	—
Bank of America NA	7/3/2024	5,099,191	USD	3,994,275	GBP	50,000	—
Barclays Bank PLC	7/3/2024	8,758,908	EUR	9,379,726	USD	8,067	—
Barclays Bank PLC	7/3/2024	2,311,947	USD	2,077,519	CHF	—	(280)
Barclays Bank PLC	7/3/2024	484,566	USD	653,236	SGD	2,539	—
Barclays Bank PLC	8/5/2024	1,541,768	USD	1,437,485	EUR	—	(1,325)
Citibank NA	7/2/2024	136,000	SEK	12,841	USD	0^	—
Citibank NA	7/3/2024	3,623,542	GBP	4,584,821	USD	—	(4,276)
Citibank NA	7/3/2024	19,248	SGD	14,213	USD	—	(10)
Citibank NA	7/3/2024	20,361	USD	19,000	EUR	—	(2)
Citibank NA	7/3/2024	18,666	USD	3,000,000	JPY	16	—
Citibank NA	8/5/2024	654,736	USD	517,357	GBP	609	—
Goldman Sachs	7/3/2024	603,770	AUD	404,306	USD	—	(1,069)
Goldman Sachs	7/3/2024	336,692	GBP	432,383	USD	—	(6,768)
Goldman Sachs	7/3/2024	195,900,809	JPY	1,261,118	USD	—	(43,099)
Goldman Sachs	7/3/2024	1,395,418	USD	1,285,270	EUR	17,866	—
Goldman Sachs	7/3/2024	323,819	USD	434,885	SGD	2,914	—
HSBC Holdings PLC	7/3/2024	13,400	AUD	62,223	DKK	7	—
HSBC Holdings PLC	7/3/2024	3,361,989	AUD	2,241,883	USD	3,473	—
HSBC Holdings PLC	7/3/2024	156,690	EUR	167,740	USD	201	—
HSBC Holdings PLC	7/3/2024	1,027,095,492	JPY	6,401,363	USD	—	(15,367)
HSBC Holdings PLC	7/3/2024	9,797,066	NOK	920,999	USD	—	(847)
HSBC Holdings PLC	7/3/2024	461,610	NZD	281,199	USD	83	—
HSBC Holdings PLC	7/3/2024	6,911,282	SEK	652,288	USD	355	—
HSBC Holdings PLC	7/3/2024	765,190	USD	5,241,638	DKK	11,844	—
HSBC Holdings PLC	7/3/2024	286,331	USD	464,763	NZD	3,127	—
HSBC Holdings PLC	7/3/2024	664,724	USD	6,979,286	SEK	5,659	—
HSBC Holdings PLC	8/5/2024	2,674,842	USD	427,027,103	JPY	6,440	—
HSBC Holdings PLC	8/5/2024	350,506	USD	3,725,328	NOK	322	—
HSBC Holdings PLC	8/5/2024	104,464	USD	171,487	NZD	—	(31)
HSBC Holdings PLC	8/5/2024	294,150	USD	3,111,578	SEK	—	(161)
HSBC Holdings PLC	8/6/2024	747,746	USD	1,120,286	AUD	—	(1,137)
JPMorgan Chase Bank NA	7/2/2024	55,300	AUD	36,932	USD	—	(0)^
JPMorgan Chase Bank NA	7/2/2024	20,000	SGD	14,757	USD	—	(0)^
JPMorgan Chase Bank NA	7/3/2024	72,500	HKD	1,493,768	JPY	—	(0)^
Morgan Stanley & Co. International	7/3/2024	60,308	AUD	40,072	USD	206	—
Morgan Stanley & Co. International	7/3/2024	2,040,810	CHF	2,269,703	USD	1,668	—
Morgan Stanley & Co. International	7/3/2024	5,233,689	DKK	751,471	USD	733	—
Morgan Stanley & Co. International	7/3/2024	4,600	GBP	5,427	EUR	—	(1)
Morgan Stanley & Co. International	7/3/2024	26,500	SGD	3,142,168	JPY	20	—
Morgan Stanley & Co. International	7/3/2024	1,076,240	SGD	794,172	USD	—	(7)
Morgan Stanley & Co. International	7/3/2024	2,686,261	USD	4,022,841	AUD	—	(454)
Morgan Stanley & Co. International	7/3/2024	7,776,940	USD	1,212,716,736	JPY	236,838	—
Morgan Stanley & Co. International	7/3/2024	935,451	USD	9,775,787	NOK	17,297	—
Morgan Stanley & Co. International	8/5/2024	128,290	USD	891,803	DKK	—	(126)
Morgan Stanley & Co. International	8/5/2024	795,396	USD	1,076,215	SGD	2	—
Morgan Stanley & Co. International	8/6/2024	394,949	USD	353,674	CHF	—	(292)
UBS AG	7/3/2024	16,393	USD	175,000	NOK	—	(42)
						$492,120	$(76,866)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	36,136,016	—	—		36,136,016
Preferred Stock	174,725	—	—		174,725
Investment of Cash Collateral for Securities Loaned	—	2,609,066	—		2,609,066
Total Investments in Securities	$36,310,741	$2,609,066	$0		$38,919,807
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$492,120	$—		$492,120
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(76,866)	$—		$(76,866)
Total - Net	$36,310,741	$3,024,320	$0		$39,335,061

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.6%
Australia - 6.7%
Altium Ltd.	21,285	$967,059
Aristocrat Leisure Ltd.	66,604	2,213,399
Beach Energy Ltd.(a)	458,353	456,106
Brambles Ltd.	411,877	3,996,797
Breville Group Ltd.(a)	40,231	729,205
Brickworks Ltd.	40,119	701,989
CAR Group Ltd.	86,683	2,040,667
Champion Iron Ltd.(a)	161,317	689,508
Charter Hall Group	260,416	1,944,413
Cochlear Ltd.	6,328	1,403,717
Coles Group Ltd.	552,024	6,278,438
CSL Ltd.	48,618	9,585,332
Dicker Data Ltd.(a)	54,386	350,868
Goodman Group	262,549	6,093,182
IDP Education Ltd.(a)	56,340	570,044
Mineral Resources Ltd.	57,850	2,083,206
Netwealth Group Ltd.	25,435	376,597
REA Group Ltd.(a)	14,203	1,865,413
SEEK Ltd.(a)	87,719	1,251,336
Seven Group Holdings Ltd.(a)	69,900	1,759,005
Tabcorp Holdings Ltd.	551,717	257,925
Technology One Ltd.	37,109	460,968
Wesfarmers Ltd.	336,226	14,636,076
Total Australia		60,711,250
Austria - 0.6%
Kontron AG	31,057	639,744
Mondi PLC	189,420	3,635,983
Wienerberger AG	40,429	1,341,491
Total Austria		5,617,218
Belgium - 0.9%
Bekaert SA	22,375	937,155
bpost SA	140,136	454,327
D'ieteren Group	10,071	2,138,212
Fagron	8,999	175,726
Tessenderlo Group SA(a)	19,691	499,106
UCB SA(a)	24,478	3,638,698
Total Belgium		7,843,224
China - 0.4%
Prosus NV	104,456	3,723,483
Denmark - 4.9%
Coloplast AS, Class B	29,731	3,574,625
Dfds AS	19,430	549,821
Novo Nordisk AS, Class B	226,643	32,754,477
Novonesis (Novozymes) B, Class B	71,352	4,369,390
Pandora AS	16,605	2,508,099
Royal Unibrew AS*	11,311	897,311
Total Denmark		44,653,723
Finland - 1.2%
Metsa Board OYJ, Class B(a)	236,986	1,861,745
Orion OYJ, Class B	31,205	1,333,077
UPM-Kymmene OYJ	228,719	7,996,131
Total Finland		11,190,953
France - 10.6%
Airbus SE	102,047	14,027,658
Alten SA	4,625	508,077
Arkema SA	29,342	2,551,949
BioMerieux	11,926	1,134,375
Carrefour SA	224,083	3,170,126
Eramet SA	14,500	1,463,127
Gaztransport & Technigaz SA(a)	9,978	1,303,590
Hermes International SCA	6,348	14,559,430
Interparfums SA	23,085	945,120
Ipsen SA	6,747	827,961
Kering SA	35,773	12,977,998
La Francaise des Jeux SAEM(b)	52,379	1,785,163
Lectra	7,034	207,691
LVMH Moet Hennessy Louis Vuitton SE	50,746	38,810,599
SEB SA	13,443	1,377,361
Total France		95,650,225
Germany - 4.6%
AIXTRON SE	13,834	271,846
Aurubis AG	8,723	684,805
Bechtle AG	19,592	922,640
Bilfinger SE	13,109	689,834
Carl Zeiss Meditec AG, Bearer Shares	11,578	814,633
Deutsche Post AG, Registered Shares	566,346	22,937,835
Fielmann Group AG	13,265	609,899
Gerresheimer AG	4,462	479,650
Hugo Boss AG	12,624	565,139
Knorr-Bremse AG	39,755	3,037,911
Merck KGaA	13,315	2,208,338
Nemetschek SE	7,134	702,273
Puma SE	20,144	925,535
Rheinmetall AG	6,593	3,361,320
Siltronic AG	10,034	778,586
Stroeer SE & Co. KGaA	19,326	1,239,652
Symrise AG	13,910	1,703,990
Total Germany		41,933,886
Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	412,500	4,712,837
Ireland - 0.2%
Kerry Group PLC, Class A	24,626	1,996,625
Israel - 0.5%
Hilan Ltd.	8,071	419,918
Isramco Negev 2 LP	1,850,323	722,015
Newmed Energy LP	454,619	1,081,398
Oil Refineries Ltd.	4,038,361	928,334
Plus500 Ltd.	51,286	1,469,061
Total Israel		4,620,726
Italy - 1.4%
Amplifon SpA(a)	10,809	385,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2024

Investments	Shares	Value
Brunello Cucinelli SpA	5,450	$546,137
Carel Industries SpA(a)(b)	13,560	251,420
Davide Campari-Milano NV(a)	46,530	440,040
De' Longhi SpA(a)	31,598	988,863
DiaSorin SpA	7,348	732,868
Ferrari NV	10,455	4,265,801
Moncler SpA	55,225	3,377,234
Piaggio & C SpA	271,288	807,130
Reply SpA	1,767	260,963
Salcef Group SpA	14,210	389,116
Salvatore Ferragamo SpA(a)	48,980	414,968
Total Italy		12,859,611
Japan - 14.6%
Advantest Corp.	60,700	2,424,453
ARE Holdings, Inc.	43,900	572,834
ASKUL Corp.(a)	11,500	156,207
BayCurrent Consulting, Inc.	10,700	215,517
Capcom Co. Ltd.	57,300	1,080,386
Casio Computer Co. Ltd.	47,100	351,801
Daiwabo Holdings Co. Ltd.	33,000	591,132
Dentsu Soken, Inc.	16,300	535,024
Dexerials Corp.	9,700	449,423
Dip Corp.	17,300	294,248
Disco Corp.	11,300	4,287,903
FANUC Corp.	224,800	6,161,527
Fast Retailing Co. Ltd.	23,200	5,849,758
Food & Life Cos. Ltd.	19,400	313,987
Fujimi, Inc.	20,100	379,234
Fujitsu Ltd.	253,500	3,966,552
Goldwin, Inc.(a)	4,800	263,006
Hoya Corp.	15,400	1,790,731
Ibiden Co. Ltd.	11,000	447,768
Internet Initiative Japan, Inc.	17,100	251,886
Japan Material Co. Ltd.	10,600	145,893
Kakaku.com, Inc.	72,500	950,306
Keyence Corp.	13,400	5,876,974
Koei Tecmo Holdings Co. Ltd.(a)	101,900	879,890
Lasertec Corp.(a)	6,800	1,525,625
M3, Inc.	44,200	421,365
MEITEC Group Holdings, Inc.	38,900	787,866
Minebea Mitsumi, Inc.	73,000	1,495,307
Mitsui Chemicals, Inc.	71,500	1,973,517
MonotaRO Co. Ltd.(a)	42,000	493,734
Murata Manufacturing Co. Ltd.	375,100	7,746,377
NET One Systems Co. Ltd.	23,200	425,175
Nextage Co. Ltd.(a)	13,500	201,669
NGK Insulators Ltd.	103,500	1,325,438
NHK Spring Co. Ltd.	80,400	801,451
Nihon M&A Center Holdings, Inc.	119,700	618,666
Nippon Gas Co. Ltd.	39,700	596,635
Nippon Steel Corp.	458,600	9,696,000
Nomura Research Institute Ltd.	75,700	2,127,563
NSD Co. Ltd.	24,700	473,701
Obic Co. Ltd.	13,700	1,766,368
Oracle Corp.	21,800	1,504,289
Pan Pacific International Holdings Corp.	43,600	1,020,206
Persol Holdings Co. Ltd.	945,100	1,308,428
Relo Group, Inc.	50,200	534,268
Sanrio Co. Ltd.	9,700	178,370
SG Holdings Co. Ltd.	150,800	1,389,786
Shin-Etsu Chemical Co. Ltd.	432,800	16,783,578
SMC Corp.	8,900	4,223,710
SMS Co. Ltd.	24,700	313,548
Sysmex Corp.(a)	66,400	1,069,516
Taiyo Yuden Co. Ltd.	36,900	937,296
Takara Bio, Inc.	35,500	243,640
Takara Holdings, Inc.	82,900	562,252
TDK Corp.	72,100	4,421,649
TechnoPro Holdings, Inc.(a)	30,900	506,164
Toei Animation Co. Ltd.(a)	31,100	481,793
Tokyo Electron Ltd.	87,900	19,070,683
Tokyo Ohka Kogyo Co. Ltd.	17,100	463,696
Tokyo Seimitsu Co. Ltd.	11,000	840,762
Topcon Corp.	23,900	266,918
Tosoh Corp.	142,100	1,853,325
Yaskawa Electric Corp.	35,100	1,260,554
ZOZO, Inc.(a)	72,500	1,815,430
Total Japan		131,762,758
Netherlands - 9.0%
ASM International NV	3,166	2,415,253
ASML Holding NV	39,230	40,539,568
Corbion NV	13,602	273,045
Heineken Holding NV(a)	71,638	5,654,704
Heineken NV	119,994	11,612,908
SBM Offshore NV	141,376	2,166,733
Signify NV(b)	73,376	1,832,330
Universal Music Group NV	365,241	10,874,404
Wolters Kluwer NV	36,848	6,113,340
Total Netherlands		81,482,285
Norway - 1.0%
Aker ASA, Class A	30,647	1,770,172
Atea ASA	90,515	1,300,662
DNO ASA	853,068	892,527
Kongsberg Gruppen ASA	44,504	3,636,391
Veidekke ASA	93,075	1,000,026
Total Norway		8,599,778
Portugal - 0.0%
Corticeira Amorim SGPS SA(a)	33,623	324,680
Singapore - 0.6%
Singapore Technologies Engineering Ltd.	1,317,888	4,210,629
StarHub Ltd.	898,100	801,846
Total Singapore		5,012,475
Spain - 7.0%
CIE Automotive SA	30,884	858,943
Endesa SA(a)	858,051	16,125,477
Industria de Diseno Textil SA	892,709	44,355,454
Laboratorios Farmaceuticos Rovi SA	10,789	1,012,351
Viscofan SA(a)	19,138	1,261,436
Total Spain		63,613,661
Sweden - 3.6%
Alfa Laval AB	59,660	2,614,512
Assa Abloy AB, Class B	219,495	6,209,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2024

Investments	Shares	Value
Billerud Aktiebolag	132,358	$1,226,069
Evolution AB(b)	41,638	4,340,650
Husqvarna AB, Class B	148,837	1,193,766
Investment AB Latour, Class B	128,744	3,479,305
Lindab International AB	18,747	401,486
Nibe Industrier AB, Class B	184,479	782,845
Paradox Interactive AB	14,199	190,389
Sandvik AB	324,735	6,512,976
Sectra AB, Class B*	18,981	434,099
Securitas AB, Class B	195,869	1,945,706
Skanska AB, Class B	174,054	3,135,871
Total Sweden		32,467,255
Switzerland - 14.0%
Clariant AG, Registered Shares	107,210	1,687,012
Comet Holding AG, Registered Shares	2,094	843,566
Givaudan SA, Registered Shares	1,930	9,149,566
Huber & Suhner AG, Registered Shares	6,936	590,479
Logitech International SA, Registered Shares	24,089	2,330,087
Novartis AG, Registered Shares	302,758	32,401,777
Partners Group Holding AG	9,471	12,162,847
Roche Holding AG	95,104	26,406,018
Roche Holding AG, Bearer Shares	10,545	3,213,021
SFS Group AG	10,730	1,425,731
Sika AG, Registered Shares	21,535	6,163,813
Sonova Holding AG, Registered Shares	7,489	2,313,539
Stadler Rail AG(a)	23,701	673,893
Straumann Holding AG, Registered Shares	3,818	472,895
Swissquote Group Holding SA, Registered Shares	2,629	829,718
Tecan Group AG, Registered Shares	18	6,025
UBS Group AG, Registered Shares	758,461	22,325,054
VAT Group AG(b)	5,531	3,135,423
Total Switzerland		126,130,464
United Kingdom - 15.1%
Admiral Group PLC	117,060	3,869,559
Airtel Africa PLC(b)	1,399,872	2,125,262
AJ Bell PLC	103,789	497,903
Ashtead Group PLC	74,735	4,990,036
AstraZeneca PLC	221,597	34,611,707
Auto Trader Group PLC(b)	92,772	939,591
Bellway PLC	71,667	2,297,469
Britvic PLC	100,157	1,495,245
Burberry Group PLC	103,837	1,152,203
Bytes Technology Group PLC	45,462	318,663
Coats Group PLC	364,277	364,702
Diageo PLC	591,166	18,603,850
Dr. Martens PLC(a)	423,071	399,498
Dunelm Group PLC	76,749	1,032,275
Greggs PLC	15,996	560,513
Hays PLC	881,880	1,053,471
Howden Joinery Group PLC	179,707	1,995,667
IMI PLC	50,419	1,124,279
Imperial Brands PLC	724,075	18,525,729
ITV PLC	3,141,866	3,197,163
JD Sports Fashion PLC	378,240	571,369
Kainos Group PLC	11,777	157,508
MONY Group PLC	283,912	797,460
Next PLC	31,062	3,548,027
Redrow PLC	189,618	1,598,772
RELX PLC	346,310	15,930,460
Renishaw PLC	21,051	984,591
Rentokil Initial PLC	445,345	2,596,373
Rightmove PLC	128,547	872,605
RS Group PLC	140,260	1,242,891
Sage Group PLC	202,512	2,786,509
Savills PLC	72,642	1,022,950
Softcat PLC	43,781	1,005,592
Spirax Group PLC	13,979	1,498,488
TBC Bank Group PLC	32,532	1,056,879
Telecom Plus PLC	38,332	854,754
Victrex PLC	36,117	523,212
Total United Kingdom		136,203,225
United States - 2.2%
GSK PLC	1,022,354	19,766,602
TOTAL COMMON STOCKS (Cost: $784,119,638)		900,876,944
RIGHTS - 0.0%
Italy - 0.0%
Amplifon SpA, expiring 7/9/24*† (Cost: $0)	10,765	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $14,404,355)	14,404,355	14,404,355
TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $798,523,993)		915,281,299
Other Assets less Liabilities - (1.2)%		(10,538,930)
NET ASSETS - 100.0%		$904,742,369

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $36,924,877 and the total market value of the collateral held by the Fund was $39,813,393. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,409,038.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2024

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$900,876,944	$—	$—		$900,876,944
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	14,404,355	—		14,404,355
Total Investments in Securities	$900,876,944	$14,404,355	$0		$915,281,299

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.3%
Australia - 11.5%
Accent Group Ltd.	1,471,318	$1,901,369
Acrow Ltd.	796,779	566,717
Amotiv Ltd.(a)	211,646	1,484,152
AMP Ltd.	3,651,747	2,670,508
Ansell Ltd.	98,362	1,744,098
ARB Corp. Ltd.(a)	43,091	1,082,929
AUB Group Ltd.	71,490	1,513,027
Australian Clinical Labs Ltd.(a)(b)	271,764	455,559
Baby Bunting Group Ltd.(a)(b)	224,139	232,021
Bapcor Ltd.(a)	378,956	1,300,861
Base Resources Ltd.	3,390,326	611,342
Breville Group Ltd.(a)	69,951	1,267,894
Capitol Health Ltd.	2,535,259	533,350
Cedar Woods Properties Ltd.(a)	244,989	773,903
Centuria Capital Group(a)	2,239,248	2,467,545
Champion Iron Ltd.(a)	437,219	1,868,779
Codan Ltd.	125,985	1,012,193
Collins Foods Ltd.	111,898	680,053
Corporate Travel Management Ltd.(a)	66,599	589,780
Dalrymple Bay Infrastructure Ltd.	686,645	1,357,385
Data#3 Ltd.	145,350	812,493
Dicker Data Ltd.(a)	166,904	1,076,770
Domain Holdings Australia Ltd.(a)	402,922	820,729
Eagers Automotive Ltd.	392,246	2,755,835
EVT Ltd.(a)	165,008	1,280,531
First Resources Ltd.	2,530,300	2,576,509
G8 Education Ltd.	1,192,693	943,900
GR Engineering Services Ltd.	361,808	519,512
GrainCorp Ltd., Class A	249,144	1,475,887
GWA Group Ltd.	727,142	1,165,492
Hansen Technologies Ltd.	213,478	647,274
Helia Group Ltd.	710,577	1,836,543
Helloworld Travel Ltd.	149,454	219,588
HMC Capital Ltd.	267,243	1,286,828
HUB24 Ltd.	22,644	703,966
Iluka Resources Ltd.	346,891	1,517,446
Imdex Ltd.(a)	307,229	455,506
Infomedia Ltd.	527,354	591,685
Ingenia Communities Group(a)	355,367	1,134,446
Inghams Group Ltd.	606,247	1,465,673
Insignia Financial Ltd.(a)	1,553,645	2,376,109
Integral Diagnostics Ltd.(a)	263,921	470,613
IPH Ltd.	290,382	1,215,951
IVE Group Ltd.	497,058	655,622
Johns Lyng Group Ltd.(a)	115,769	440,703
Jumbo Interactive Ltd.	64,163	740,898
Kelsian Group Ltd.(a)	192,672	662,682
Lindsay Australia Ltd.(a)	556,079	326,812
Lovisa Holdings Ltd.(a)	116,579	2,559,169
Lycopodium Ltd.	94,352	805,936
MA Financial Group Ltd.(a)	239,570	716,786
Macmahon Holdings Ltd.	2,991,621	579,407
Magellan Financial Group Ltd.	676,852	3,806,140
McMillan Shakespeare Ltd.	200,619	2,347,390
Metcash Ltd.	2,196,873	5,193,824
Monadelphous Group Ltd.	84,290	722,803
Monash IVF Group Ltd.	937,265	804,349
Myer Holdings Ltd.(a)	2,139,523	1,178,827
MyState Ltd.	355,993	889,185
Netwealth Group Ltd.	124,790	1,847,670
nib holdings Ltd.	490,095	2,405,729
Nick Scali Ltd.	179,291	1,653,603
Nine Entertainment Co. Holdings Ltd.(a)	2,938,567	2,747,531
NRW Holdings Ltd.	926,112	1,911,177
Nufarm Ltd.(a)	163,523	502,361
oOh!media Ltd.	549,968	495,850
Orora Ltd.(a)	2,528,654	3,326,861
PeopleIN Ltd.(a)	455,699	246,514
Perenti Ltd.	1,224,910	818,056
Perseus Mining Ltd.	926,437	1,453,994
Pinnacle Investment Management Group Ltd.(a)	255,041	2,415,267
PointsBet Holdings Ltd.	1,213,621	380,943
Propel Funeral Partners Ltd.	99,561	382,993
PSC Insurance Group Ltd.(a)	236,866	957,055
PWR Holdings Ltd.	64,168	470,544
Ramelius Resources Ltd.	249,358	319,745
Regis Healthcare Ltd.	293,249	853,890
Reliance Worldwide Corp. Ltd.	930,655	2,809,352
Ridley Corp. Ltd.	489,289	696,024
SG Fleet Group Ltd.	403,151	888,507
Sigma Healthcare Ltd.(a)	370,175	315,207
SmartGroup Corp. Ltd.	183,558	1,035,879
Southern Cross Electrical Engineering Ltd.	92,811	107,232
SRG Global Ltd.	1,291,758	720,355
Super Retail Group Ltd.	557,314	5,192,221
Tabcorp Holdings Ltd.	1,954,885	913,899
Terracom Ltd.(a)	3,107,609	456,592
Universal Store Holdings Ltd.	142,284	472,271
Ventia Services Group Pty. Ltd.	2,054,399	5,254,877
Waypoint REIT Ltd.	1,513,215	2,193,004
Total Australia		118,138,487
Austria - 0.4%
Kontron AG	89,583	1,845,324
Oesterreichische Post AG	39,755	1,276,093
Porr AG	42,805	642,268
Schoeller-Bleckmann Oilfield Equipment AG	18,982	769,002
Total Austria		4,532,687
Belgium - 1.3%
Barco NV(a)	85,237	946,415
bpost SA(a)	411,096	1,332,792
Cofinimmo SA(a)	96,787	5,845,271
Deceuninck NV	164,989	425,269
Econocom Group SA*	268,589	610,264
Exmar NV(a)	98,970	774,319
Fagron	31,794	620,851
Recticel SA(a)	52,954	704,878
Xior Student Housing NV(a)(b)	71,363	2,290,676
Total Belgium		13,550,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

Investments	Shares	Value
China - 0.2%
CITIC Telecom International Holdings Ltd.(a)	6,066,822	$2,035,898
Denmark - 1.7%
Alm Brand AS	1,230,057	2,446,608
Cementir Holding NV	120,541	1,204,049
Chemometec AS	13,084	572,761
D/S Norden AS	155,627	6,781,367
Dfds AS	36,790	1,041,067
Matas AS	22,200	370,096
Scandinavian Tobacco Group AS(c)	113,788	1,607,508
Spar Nord Bank AS	188,370	3,627,602
Total Denmark		17,651,058
Finland - 1.3%
Aktia Bank OYJ	55,133	547,162
Citycon OYJ(a)	439,256	1,859,553
F-Secure OYJ(a)	220,986	459,473
Harvia OYJ(b)	21,440	845,603
Marimekko OYJ	36,924	564,315
Musti Group OYJ(a)	24,809	693,974
Oriola OYJ, Class B	304,899	295,405
Outokumpu OYJ(a)	764,664	2,761,813
Puuilo OYJ	132,983	1,436,648
Revenio Group OYJ	11,615	342,330
Sanoma OYJ	124,594	866,634
Scanfil OYJ	53,447	417,585
Talenom OYJ(a)	69,439	358,338
Terveystalo OYJ(a)(c)	86,465	796,953
Tokmanni Group Corp.	47,071	660,874
Total Finland		12,906,660
France - 3.8%
Beneteau SACA(a)	80,688	844,884
Bonduelle SCA(a)	22,908	149,274
Chargeurs SA*(a)	68,904	689,739
Cie des Alpes	74,854	1,087,849
Coface SA	376,772	5,253,511
Derichebourg SA(a)	314,421	1,432,169
Eramet SA	41,880	4,225,914
Etablissements Maurel & Prom SA	226,137	1,462,657
Fnac Darty SA(a)	46,367	1,463,484
IPSOS SA	40,775	2,573,967
Lectra	21,034	621,065
Mersen SA	37,441	1,278,058
Metropole Television SA	152,596	1,920,016
Opmobility	140,357	1,365,131
Quadient SA	33,641	628,795
Rubis SCA(a)	346,060	9,739,571
Television Francaise 1 SA(a)	403,067	3,149,187
Vicat SACA	41,397	1,488,521
Total France		39,373,792
Georgia - 0.7%
Bank of Georgia Group PLC	145,668	7,430,002
Germany - 2.3%
7C Solarparken AG	89,483	257,021
Bilfinger SE	39,539	2,080,659
CompuGroup Medical SE & Co. KGaA	21,481	547,930
Dermapharm Holding SE	42,521	1,640,589
Deutz AG	180,339	1,165,469
Duerr AG	64,628	1,371,449
Eckert & Ziegler SE	7,252	356,439
Elmos Semiconductor SE	5,556	453,149
ElringKlinger AG	41,874	223,270
GFT Technologies SE	12,292	328,690
Hamborner REIT AG	126,244	882,170
Hamburger Hafen und Logistik AG	67,097	1,150,580
Instone Real Estate Group SE(c)	95,238	836,985
Jenoptik AG	20,497	593,566
Kloeckner & Co. SE	179,027	1,059,135
Lanxess AG(a)	112,758	2,777,097
MLP SE	119,033	730,997
Mutares SE & Co. KGaA	32,967	1,144,770
Norma Group SE	25,119	465,200
ProSiebenSat.1 Media SE	75,281	533,714
SAF-Holland SE	88,633	1,757,361
Salzgitter AG	68,584	1,326,764
Stabilus SE	25,243	1,156,567
Wacker Neuson SE	71,174	1,176,249
Total Germany		24,015,820
Hong Kong - 0.2%
Dah Sing Banking Group Ltd.	834,800	696,077
Dah Sing Financial Holdings Ltd.	278,629	776,210
Guotai Junan International Holdings Ltd.(a)	6,897,000	530,036
Nissin Foods Co. Ltd.(a)	961,000	596,978
Total Hong Kong		2,599,301
Indonesia - 0.1%
Bumitama Agri Ltd.	1,592,100	828,209
Ireland - 0.4%
C&C Group PLC	276,329	554,700
Cairn Homes PLC	1,118,612	1,906,208
Kenmare Resources PLC	198,855	793,080
Origin Enterprises PLC(a)	172,407	598,679
Total Ireland		3,852,667
Israel - 4.0%
Altshuler Shaham Finance Ltd.	894,314	1,145,193
Amot Investments Ltd.	1,053,981	4,224,653
Arad Ltd.	26,990	332,288
Ashdod Refinery Ltd.	1	9
Ashtrom Group Ltd.*	201,396	2,304,138
AudioCodes Ltd.	39,567	411,404
Electra Consumer Products 1970 Ltd.*	23,757	466,664
Electra Real Estate Ltd.	80,538	694,809
Energix-Renewable Energies Ltd.	291,883	1,080,847
FIBI Holdings Ltd.	76,158	3,072,844
Gav-Yam Lands Corp. Ltd.	109,026	727,863
Harel Insurance Investments & Financial Services Ltd.	424,273	3,375,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

Investments	Shares	Value
Hilan Ltd.	1,662	$86,471
Inrom Construction Industries Ltd.	165,591	437,362
Israel Canada TR Ltd.	210,610	674,229
Israel Land Development Co. Ltd.*	40,447	303,095
Isramco Negev 2 LP	3,799,813	1,482,726
Kardan Real Estate Enterprise & Development Ltd.	273,655	298,339
Kvutzat Acro Ltd.	47,441	440,635
Lapidoth Capital Ltd.	32,784	446,350
Matrix IT Ltd.	94,733	1,735,380
Max Stock Ltd.	407,090	941,974
Maytronics Ltd.	87,991	328,870
Mediterranean Towers Ltd.	247,505	479,150
Mega Or Holdings Ltd.	51,609	1,253,647
Menora Mivtachim Holdings Ltd.	60,971	1,450,149
Migdal Insurance & Financial Holdings Ltd.	348,561	390,456
Mivne Real Estate KD Ltd.	923,781	2,160,361
Next Vision Stabilized Systems Ltd.	22,455	320,088
Novolog Ltd.	1,069,379	431,476
Oil Refineries Ltd.	17,037,399	3,916,540
One Software Technologies Ltd.	70,661	853,439
Paz Oil Co. Ltd.	1	52
Plus500 Ltd.	138,304	3,961,648
Ratio Energies Finance LP	526,538	362,002
Retailors Ltd.	42,643	675,777
Sisram Medical Ltd.(c)	423,600	195,322
Total Israel		41,461,558
Italy - 5.7%
ACEA SpA(a)	428,000	6,931,096
Anima Holding SpA(c)	483,263	2,413,588
Aquafil SpA*(a)	199,761	629,436
Ariston Holding NV(a)	61,742	255,556
Arnoldo Mondadori Editore SpA(a)	573,947	1,500,912
Ascopiave SpA(a)	321,227	783,226
Banca IFIS SpA	185,754	3,868,162
Banca Popolare di Sondrio SpA	680,957	4,875,171
Biesse SpA(a)	33,784	384,891
Cairo Communication SpA	326,676	728,240
Danieli & C Officine Meccaniche SpA(a)	25,454	971,180
Danieli & C Officine Meccaniche SpA, RSP	9,403	268,570
Datalogic SpA	104,437	622,333
El.En. SpA(a)	47,521	480,785
Enav SpA(c)	862,795	3,445,436
Illimity Bank SpA*(a)	94,156	481,147
IMMSI SpA(a)	660,326	323,067
Intercos SpA(a)	49,020	795,413
Italian Sea Group SpA(a)	89,367	879,252
Maire SpA	331,098	2,746,573
MARR SpA(a)	76,612	998,445
Orsero SpA	17,178	231,605
OVS SpA(a)(c)	282,620	752,399
Piaggio & C SpA(a)	1,193,625	3,551,249
RAI Way SpA(c)	429,288	2,259,040
Salcef Group SpA	49,609	1,358,454
Salvatore Ferragamo SpA(a)	113,948	965,389
Sanlorenzo SpA	18,689	773,156
Saras SpA	3,003,897	5,212,254
Technogym SpA(c)	277,732	2,863,484
Tinexta SpA(a)	44,685	772,964
Unieuro SpA(a)(c)	37,076	319,479
Webuild SpA(a)	992,990	2,179,559
Wiit SpA(a)	26,306	648,450
Zignago Vetro SpA(a)	157,800	1,995,642
Total Italy		58,265,603
Japan - 27.6%
77 Bank Ltd.	44,100	1,226,828
Adastria Co. Ltd.	21,400	483,582
ADEKA Corp.	55,801	1,123,235
Aeon Delight Co. Ltd.	23,600	584,645
Ai Holdings Corp.(a)	41,000	605,595
Aica Kogyo Co. Ltd.	39,800	865,476
Aichi Financial Group, Inc.	8,300	138,591
Aisan Industry Co. Ltd.	72,500	630,983
AIT Corp.	23,600	271,710
Alinco, Inc.	60,400	411,904
Alleanza Holdings Co. Ltd.	26,500	189,615
Alps Alpine Co. Ltd.	95,900	916,016
Alps Logistics Co. Ltd.(a)	19,700	700,510
Amano Corp.	55,400	1,430,633
Anritsu Corp.	69,500	532,721
AOKI Holdings, Inc.	15,300	127,167
Arcs Co. Ltd.	49,000	885,509
ARE Holdings, Inc.	72,600	947,329
Ariake Japan Co. Ltd.	15,400	500,696
Artience Co. Ltd.(a)	28,800	601,567
As One Corp.	29,900	532,906
Asanuma Corp.	34,100	801,305
ASKUL Corp.(a)	36,800	499,863
Autobacs Seven Co. Ltd.	80,903	782,072
Bando Chemical Industries Ltd.	80,500	1,001,871
Bank of Nagoya Ltd.	10,200	491,421
Baroque Japan Ltd.(a)	76,300	380,883
Bell System24 Holdings, Inc.	73,400	729,163
Bunka Shutter Co. Ltd.	52,200	571,455
C Uyemura & Co. Ltd.	13,600	939,301
Canon Electronics, Inc.(a)	26,400	370,906
Casio Computer Co. Ltd.	142,400	1,063,618
Central Glass Co. Ltd.	20,400	474,935
Chori Co. Ltd.	33,800	752,232
Chugin Financial Group, Inc.	80,700	846,081
Chugoku Marine Paints Ltd.	25,500	322,436
Citizen Watch Co. Ltd.	164,300	1,097,989
CKD Corp.	52,300	1,033,905
Computer Engineering & Consulting Ltd.	17,900	238,244
Dai-Dan Co. Ltd.	31,800	606,900
Daido Steel Co. Ltd.	180,555	1,666,817
Daiei Kankyo Co. Ltd.	19,200	325,849
Daihen Corp.	16,100	830,722
Daiho Corp.	21,800	453,997
Daiichikosho Co. Ltd.	66,100	680,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

Investments	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,800	$272,137
Daio Paper Corp.	45,100	249,584
Daiseki Co. Ltd.	14,100	327,825
Daishi Hokuetsu Financial Group, Inc.	20,940	667,799
Daiwabo Holdings Co. Ltd.	57,600	1,031,794
DCM Holdings Co. Ltd.	69,300	628,982
Denka Co. Ltd.	53,200	715,518
Dexerials Corp.	27,100	1,255,603
DIC Corp.(a)	52,700	999,551
Dip Corp.	17,500	297,650
DMG Mori Co. Ltd.(a)	80,400	2,087,721
Dowa Holdings Co. Ltd.	17,600	624,633
DTS Corp.	33,400	875,177
Eagle Industry Co. Ltd.	59,500	713,142
Earth Corp.(a)	17,700	531,462
EDION Corp.	92,800	937,461
Eiken Chemical Co. Ltd.	47,000	654,482
Elecom Co. Ltd.	33,300	337,844
Elematec Corp.	66,700	835,098
en Japan, Inc.	20,600	335,137
ES-Con Japan Ltd.	116,100	763,607
Exedy Corp.	80,500	1,475,283
EXEO Group, Inc.	135,600	1,348,329
Ezaki Glico Co. Ltd.(a)	22,200	577,012
Fancl Corp.(a)	35,500	606,894
Feed One Co. Ltd.	35,900	212,909
Ferrotec Holdings Corp.(a)	32,300	556,405
Financial Partners Group Co. Ltd.	85,400	1,188,146
Food & Life Cos. Ltd.	20,700	335,027
FP Corp.	22,500	337,374
FP Partner, Inc.	11,100	201,837
France Bed Holdings Co. Ltd.	37,600	295,919
Fudo Tetra Corp.	32,200	485,022
Fuji Corp. Ltd.	116,900	591,549
Fuji Oil Holdings, Inc.	32,500	567,831
Fuji Pharma Co. Ltd.	55,600	517,081
Fuji Soft, Inc.(a)	16,100	726,632
Fujikura Ltd.	205,000	4,047,495
Fujimi, Inc.	35,423	668,338
Fujitec Co. Ltd.	37,900	1,012,175
Fukuyama Transporting Co. Ltd.	20,100	496,065
Funai Soken Holdings, Inc.(a)	37,200	530,272
Furukawa Electric Co. Ltd.	33,300	843,368
Furyu Corp.	29,200	191,327
Futaba Industrial Co. Ltd.	41,200	226,157
Future Corp.	46,400	440,751
Gecoss Corp.	99,000	626,520
Glory Ltd.	31,477	548,587
Godo Steel Ltd.	23,200	739,873
GS Yuasa Corp.	29,400	582,480
Gunma Bank Ltd.	301,900	1,927,461
H2O Retailing Corp.	44,300	655,990
Hakuto Co. Ltd.(a)	33,500	1,070,434
Hanwa Co. Ltd.	29,600	1,133,507
Hazama Ando Corp.	132,500	960,431
Heiwa Corp.	78,019	1,004,944
Heiwa Real Estate Co. Ltd.	22,000	536,118
Hirogin Holdings, Inc.	194,900	1,506,034
Hochiki Corp.	60,300	840,062
Hogy Medical Co. Ltd.(a)	16,200	397,296
Hokkaido Gas Co. Ltd.	48,600	1,040,824
Hokuetsu Corp.(a)	40,500	266,374
Hokuhoku Financial Group, Inc.	55,900	718,124
Horiba Ltd.	26,200	2,114,112
HU Group Holdings, Inc.(a)	53,500	781,248
Hyakugo Bank Ltd.	128,100	551,071
Hyakujushi Bank Ltd.	28,000	591,819
Ichibanya Co. Ltd.	92,400	635,300
Ichigo, Inc.	194,400	484,610
Idec Corp.	26,600	488,312
IDOM, Inc.	62,100	539,698
Iino Kaiun Kaisha Ltd.	135,200	1,075,817
Inaba Denki Sangyo Co. Ltd.	57,100	1,391,471
Inabata & Co. Ltd.	47,800	1,048,949
Infocom Corp.	13,900	523,648
Inui Global Logistics Co. Ltd.(a)	56,500	407,786
Itochu Enex Co. Ltd.	97,101	918,131
Itoham Yonekyu Holdings, Inc.	38,500	1,027,959
Iyogin Holdings, Inc.	96,100	889,848
Izumi Co. Ltd.	33,400	667,958
JAC Recruitment Co. Ltd.	193,000	789,469
Japan Aviation Electronics Industry Ltd.(a)	48,600	782,507
Japan Lifeline Co. Ltd.	62,400	439,508
Japan Securities Finance Co. Ltd.	48,600	482,495
Japan Steel Works Ltd.	24,300	647,003
Japan Transcity Corp.	48,600	326,900
Jeol Ltd.	12,200	551,222
Joyful Honda Co. Ltd.(a)	68,200	946,304
Juroku Financial Group, Inc.	34,400	1,018,998
JVCKenwood Corp.	73,500	425,849
K's Holdings Corp.	90,100	847,173
Kaga Electronics Co. Ltd.	25,900	929,025
Kagome Co. Ltd.	16,200	329,116
Kakaku.com, Inc.	109,000	1,428,736
Kamigumi Co. Ltd.	77,100	1,587,917
Kanamoto Co. Ltd.	43,700	805,758
Kandenko Co. Ltd.	96,300	1,030,888
Kaneka Corp.	29,800	782,699
Kanematsu Corp.	81,000	1,356,546
Katitas Co. Ltd.	25,100	271,971
Kato Sangyo Co. Ltd.	31,200	835,957
Kewpie Corp.	37,200	739,791
KH Neochem Co. Ltd.(a)	33,900	482,178
Ki-Star Real Estate Co. Ltd.(a)	15,200	332,140
Kitz Corp.(a)	110,400	780,336
Koatsu Gas Kogyo Co. Ltd.	17,100	104,071
Kojima Co. Ltd.	28,300	171,003
Kokuyo Co. Ltd.	78,400	1,314,465
KOMEDA Holdings Co. Ltd.	45,200	763,730
Komeri Co. Ltd.(a)	30,800	669,191
Konoike Transport Co. Ltd.	24,800	369,703
Krosaki Harima Corp.	34,500	598,806
Kumagai Gumi Co. Ltd.	28,000	639,687
Kumiai Chemical Industry Co. Ltd.	67,400	337,293
Kurabo Industries Ltd.	25,495	791,667
Kureha Corp.	31,700	550,602
KYB Corp.	30,800	1,037,772
Kyoei Steel Ltd.	48,600	633,256
Kyorin Pharmaceutical Co. Ltd.	25,990	274,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

Investments	Shares	Value
Kyudenko Corp.	30,300	$1,113,788
Kyushu Financial Group, Inc.(a)	173,800	1,019,073
LEC, Inc.	16,100	122,206
Life Corp.	28,000	685,814
Lintec Corp.	35,930	762,781
Mabuchi Motor Co. Ltd.(a)	56,000	831,158
Makino Milling Machine Co. Ltd.	12,400	520,328
Mani, Inc.	23,100	285,052
Marubun Corp.	65,100	505,875
Maruha Nichiro Corp.	45,000	883,159
Maruzen Showa Unyu Co. Ltd.	3,300	112,421
Matsui Securities Co. Ltd.	187,740	980,366
Max Co. Ltd.	44,100	1,054,112
MCJ Co. Ltd.	59,500	558,899
Megmilk Snow Brand Co. Ltd.	30,100	486,697
MEITEC Group Holdings, Inc.	63,900	1,294,207
Micronics Japan Co. Ltd.	19,400	806,826
Mirait One Corp.	63,400	825,114
Mitsubishi Logistics Corp.	33,900	1,112,719
Mitsubishi Materials Corp.	57,700	1,058,515
Mitsubishi Shokuhin Co. Ltd.	31,900	1,082,768
Mitsuboshi Belting Ltd.	48,600	1,367,120
Mitsui DM Sugar Holdings Co. Ltd.	46,800	986,274
Mitsui High-Tec, Inc.(a)	8,000	312,570
Mitsui Matsushima Holdings Co. Ltd.(a)	27,500	866,747
Mitsui Mining & Smelting Co. Ltd.	48,364	1,545,086
Mitsui-Soko Holdings Co. Ltd.	33,100	982,547
Mizuho Medy Co. Ltd.(a)	37,200	375,099
Mizuno Corp.	13,900	684,371
Mochida Pharmaceutical Co. Ltd.	18,500	358,246
Morinaga & Co. Ltd.	34,100	527,632
Morinaga Milk Industry Co. Ltd.	32,300	676,882
Musashi Seimitsu Industry Co. Ltd.	46,700	546,662
Musashino Bank Ltd.	35,100	714,612
Nabtesco Corp.	53,500	907,298
Nachi-Fujikoshi Corp.(a)	26,200	571,690
Nagase & Co. Ltd.	63,400	1,241,120
Nakanishi, Inc.	30,100	477,528
Nakayama Steel Works Ltd.	75,800	444,358
Nanto Bank Ltd.	12,200	270,378
NEC Networks & System Integration Corp.	61,000	926,414
NET One Systems Co. Ltd.	39,700	727,562
NHK Spring Co. Ltd.	111,400	1,110,468
Nichias Corp.	56,000	1,643,168
Nichicon Corp.	48,600	362,551
Nichiha Corp.	31,500	670,692
Nihon Kohden Corp.	42,800	618,346
Nihon M&A Center Holdings, Inc.	165,300	854,348
Nihon Nohyaku Co. Ltd.	30,400	143,061
Nikkon Holdings Co. Ltd.	48,600	1,099,437
Nippn Corp.(a)	75,600	1,097,389
Nippon Air Conditioning Services Co. Ltd.	72,800	495,109
Nippon Carbon Co. Ltd.	25,000	805,048
Nippon Denko Co. Ltd.(a)	200,700	364,319
Nippon Electric Glass Co. Ltd.(a)	72,300	1,644,571
Nippon Gas Co. Ltd.	73,200	1,100,093
Nippon Kanzai Holdings Co. Ltd.	38,700	652,217
Nippon Kayaku Co. Ltd.	115,599	882,120
Nippon Road Co. Ltd.	14,600	164,280
Nippon Shokubai Co. Ltd.	73,000	729,047
Nippon Soda Co. Ltd.	30,500	997,327
Nippon Yakin Kogyo Co. Ltd.(a)	20,200	573,878
Nipro Corp.	63,400	497,197
Nishi-Nippon Financial Holdings, Inc.	76,700	966,021
Nishi-Nippon Railroad Co. Ltd.(a)	23,600	378,149
Nishimatsu Construction Co. Ltd.	25,100	703,880
Nishio Holdings Co. Ltd.	32,800	842,124
Nisshin Oillio Group Ltd.	25,800	776,278
Nisshinbo Holdings, Inc.(a)	68,292	456,172
Nissin Corp.	10,100	299,810
Nissui Corp.	192,600	1,033,043
Nitto Kogyo Corp.	27,900	607,050
Noevir Holdings Co. Ltd.	33,300	1,167,549
Nomura Micro Science Co. Ltd.(a)	17,700	475,345
Noritake Co. Ltd.	36,900	914,127
North Pacific Bank Ltd.	193,700	640,609
NS United Kaiun Kaisha Ltd.(a)	27,600	868,184
NSD Co. Ltd.	63,000	1,208,225
NTN Corp.	234,500	466,930
Obara Group, Inc.	4,700	121,985
Ogaki Kyoritsu Bank Ltd.	57,100	812,165
Ohsho Food Service Corp.	16,100	864,752
Okamura Corp.	76,400	1,071,006
Okasan Securities Group, Inc.	143,800	713,368
Okinawa Cellular Telephone Co.	45,200	1,102,884
OKUMA Corp.	18,600	838,075
Okumura Corp.	29,500	920,614
Onward Holdings Co. Ltd.	105,300	407,165
Open Up Group, Inc.(a)	48,600	600,325
Organo Corp.	15,700	806,179
Osaka Soda Co. Ltd.(a)	4,500	304,084
OSG Corp.	57,900	704,943
PAL GROUP Holdings Co. Ltd.	50,100	564,661
PALTAC Corp.	16,800	457,546
Paramount Bed Holdings Co. Ltd.	36,700	620,336
Penta-Ocean Construction Co. Ltd.	144,800	595,907
PHC Holdings Corp.(a)	88,000	642,248
Pigeon Corp.(a)	76,100	688,098
PILLAR Corp.	30,700	1,024,860
Pilot Corp.	16,100	428,673
Press Kogyo Co. Ltd.	212,000	855,328
Prima Meat Packers Ltd.	50,200	743,357
Raito Kogyo Co. Ltd.	47,100	614,883
Raiznext Corp.	76,700	883,056
Relo Group, Inc.	73,800	785,438
Rengo Co. Ltd.	120,400	781,036
Resorttrust, Inc.	48,500	719,390
Riso Kagaku Corp.	29,500	622,607
Roland Corp.(a)	16,700	419,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

Investments	Shares	Value
Rorze Corp.	2,300	$453,966
Round One Corp.	82,900	425,683
Ryobi Ltd.(a)	18,200	259,321
S Foods, Inc.(a)	26,600	480,540
Sakai Chemical Industry Co. Ltd.	24,600	462,607
Sakai Moving Service Co. Ltd.	28,500	451,436
Sakata Seed Corp.	16,200	346,941
Samty Holdings Co. Ltd.	46,100	711,303
San-Ai Obbli Co. Ltd.	57,800	741,274
San-In Godo Bank Ltd.	124,600	1,109,983
Sangetsu Corp.	63,300	1,173,053
Sanki Engineering Co. Ltd.	84,400	1,117,043
Sankyu, Inc.	26,100	890,444
Sanshin Electronics Co. Ltd.	33,600	460,366
Santec Holdings Corp.	7,800	420,403
Sanyo Chemical Industries Ltd.	17,600	436,006
Sanyo Special Steel Co. Ltd.	33,600	444,491
Sawai Group Holdings Co. Ltd.	16,200	658,333
Scroll Corp.	85,800	579,254
Seika Corp.	19,700	541,303
Seiko Group Corp.	17,900	546,926
Seiren Co. Ltd.(a)	45,300	675,586
Senko Group Holdings Co. Ltd.	65,400	458,198
Senshu Electric Co. Ltd.	6,900	231,201
Senshu Ikeda Holdings, Inc.	178,300	443,367
Seria Co. Ltd.	45,900	832,626
Shibaura Machine Co. Ltd.(a)	16,200	388,232
Shibaura Mechatronics Corp.	8,200	432,277
Shiga Bank Ltd.	23,200	607,907
Shikoku Electric Power Co., Inc.	13,500	115,815
Shin Nippon Air Technologies Co. Ltd.	18,000	445,916
Shin-Etsu Polymer Co. Ltd.	64,600	605,600
Shinagawa Refractories Co. Ltd.	28,400	350,454
Shinsho Corp.	16,100	792,689
Ship Healthcare Holdings, Inc.	25,000	369,110
Shoei Co. Ltd.(a)	29,400	358,225
Sinfonia Technology Co. Ltd.	41,100	868,706
SKY Perfect JSAT Holdings, Inc.	177,000	955,091
Sotetsu Holdings, Inc.	44,100	668,244
ST Corp.	8,900	87,030
Star Micronics Co. Ltd.(a)	48,400	634,562
Starts Corp., Inc.(a)	46,900	989,839
Sumida Corp.(a)	41,500	296,687
Sumitomo Bakelite Co. Ltd.	44,300	1,294,906
Sumitomo Mitsui Construction Co. Ltd.	176,900	439,886
Sumitomo Osaka Cement Co. Ltd.	19,200	469,675
Sun Frontier Fudousan Co. Ltd.	82,500	1,032,917
Sun-Wa Technos Corp.	38,000	539,786
Suruga Bank Ltd.(a)	100,700	661,693
Suzuden Corp.	48,400	595,748
Systena Corp.	210,400	410,702
T Hasegawa Co. Ltd.	21,700	451,915
T-Gaia Corp.	49,400	936,653
Tachi-S Co. Ltd.	45,800	559,474
Tachibana Eletech Co. Ltd.	17,000	323,387
Taiheiyo Cement Corp.	57,800	1,450,929
Taikisha Ltd.	20,900	691,210
Taiyo Holdings Co. Ltd.	34,500	730,278
Takaoka Toko Co. Ltd.	16,100	201,976
Takara Bio, Inc.	51,600	354,137
Takara Holdings, Inc.	144,100	977,329
Takara Standard Co. Ltd.	77,200	832,662
Takasago Thermal Engineering Co. Ltd.(a)	42,700	1,518,364
Takeuchi Manufacturing Co. Ltd.	37,500	1,312,477
Takuma Co. Ltd.	53,600	550,794
Tama Home Co. Ltd.(a)	31,100	756,910
Tamron Co. Ltd.(a)	31,000	802,654
Tayca Corp.(a)	17,100	172,424
TechnoPro Holdings, Inc.(a)	44,400	727,303
Teijin Ltd.	41,100	341,478
Teikoku Electric Manufacturing Co. Ltd.	40,800	639,418
THK Co. Ltd.(a)	51,900	927,108
TKC Corp.(a)	31,200	672,063
Tocalo Co. Ltd.	80,500	1,029,896
Toda Corp.	176,800	1,156,245
Toho Bank Ltd.	234,200	480,455
Toho Gas Co. Ltd.	48,500	1,176,772
Tokai Carbon Co. Ltd.(a)	103,400	591,693
TOKAI Holdings Corp.	73,700	450,832
Tokai Rika Co. Ltd.	53,922	723,385
Tokai Tokyo Financial Holdings, Inc.	242,000	865,038
Tokuyama Corp.	39,900	731,847
Tokyo Electron Device Ltd.(a)	20,100	534,800
Tokyo Kiraboshi Financial Group, Inc.	26,200	778,540
Tokyo Seimitsu Co. Ltd.	28,400	2,170,695
Tokyo Steel Manufacturing Co. Ltd.	80,700	818,238
Tokyotokeiba Co. Ltd.(a)	16,300	410,895
Tokyu Construction Co. Ltd.	51,600	246,997
Tomoku Co. Ltd.	25,200	449,295
Tomy Co. Ltd.	48,600	957,135
Topcon Corp.	57,400	641,049
Topy Industries Ltd.	25,000	386,827
Tosei Corp.	26,600	401,828
Totetsu Kogyo Co. Ltd.	31,000	614,758
Towa Pharmaceutical Co. Ltd.	27,600	504,267
Toyo Tanso Co. Ltd.	17,000	711,240
Toyo Tire Corp.(a)	112,700	1,799,515
Toyobo Co. Ltd.	72,500	475,040
Transcosmos, Inc.	38,200	822,846
Trusco Nakayama Corp.	36,600	560,172
Tsubakimoto Chain Co.	39,900	1,545,300
Tsumura & Co.	39,101	997,822
UACJ Corp.	31,800	760,108
UBE Corp.	66,300	1,167,442
Ulvac, Inc.	19,400	1,267,525
Universal Entertainment Corp.*(a)	29,300	287,062
Valor Holdings Co. Ltd.	50,400	771,384
Valqua Ltd.(a)	37,100	845,278
VT Holdings Co. Ltd.	173,800	551,026
Wacoal Holdings Corp.	28,400	793,773
West Holdings Corp.	16,200	262,447
Xebio Holdings Co. Ltd.	74,600	552,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

Investments	Shares	Value
YAMABIKO Corp.	49,100	$696,545
Yamagata Bank Ltd.	48,600	366,781
Yamaguchi Financial Group, Inc.	110,600	1,255,131
Yamaichi Electronics Co. Ltd.	38,600	799,068
Yamazen Corp.	89,400	788,627
Yaoko Co. Ltd.	14,800	896,317
Yellow Hat Ltd.	62,700	896,494
Yokogawa Bridge Holdings Corp.	48,600	818,157
Yokorei Co. Ltd.(a)	35,400	230,850
Yuasa Trading Co. Ltd.	22,500	793,081
Yurtec Corp.	61,900	575,286
Total Japan		284,928,368
Malaysia - 0.1%
Frencken Group Ltd.(a)	541,200	650,918
Netherlands - 1.7%
AMG Critical Materials NV(a)	27,026	446,642
Brunel International NV(a)	54,532	584,447
Corbion NV	55,218	1,108,440
ForFarmers NV(a)	197,041	569,127
Koninklijke BAM Groep NV	575,187	2,417,744
Koninklijke Heijmans NV	92,514	1,893,802
RHI Magnesita NV	56,322	2,466,963
SBM Offshore NV(a)	436,820	6,694,717
Wereldhave NV	132,239	1,876,468
Total Netherlands		18,058,350
Norway - 4.5%
ABG Sundal Collier Holding ASA	1,195,775	690,680
Aker Solutions ASA	291,817	1,211,393
Atea ASA	96,340	1,384,364
Austevoll Seafood ASA	388,222	3,018,998
Awilco LNG AS	488,394	368,331
Belships ASA	778,579	1,809,799
Borregaard ASA	89,831	1,623,243
Bouvet ASA	94,249	557,660
DNO ASA	2,511,280	2,627,439
Elmera Group ASA(c)	201,434	611,065
Europris ASA(c)	275,306	1,872,003
Gram Car Carriers ASA	45,050	1,097,955
Grieg Seafood ASA	194,155	1,144,234
Hoegh Autoliners ASA	705,297	8,333,070
Kitron ASA	140,317	416,701
MPC Container Ships ASA	2,356,383	4,981,656
Panoro Energy ASA	179,008	585,906
Protector Forsikring ASA	161,182	3,882,901
Rana Gruber ASA	182,680	1,319,379
SpareBank 1 Nord Norge	148,119	1,379,152
SpareBank 1 Oestlandet	57,980	739,160
SpareBank 1 SMN	181,761	2,579,735
Sparebanken Vest	107,374	1,265,596
TGS ASA	135,549	1,632,062
Veidekke ASA	114,181	1,226,796
Total Norway		46,359,278
Portugal - 1.4%
Altri SGPS SA	454,897	2,625,382
Corticeira Amorim SGPS SA(a)	93,860	906,356
CTT-Correios de Portugal SA	132,984	597,183
Mota-Engil SGPS SA	370,675	1,367,407
NOS SGPS SA	884,625	3,133,461
REN - Redes Energeticas Nacionais SGPS SA(a)	1,061,289	2,604,731
Sonae SGPS SA	3,331,222	3,123,959
Total Portugal		14,358,479
Singapore - 2.7%
Aztech Global Ltd.(b)	1,044,200	743,518
China Aviation Oil Singapore Corp. Ltd.	520,300	330,166
ComfortDelGro Corp. Ltd.	1,977,500	1,955,248
CSE Global Ltd.	1,792,000	528,906
Delfi Ltd.	1,062,000	677,831
Digital Core REIT Management Pte. Ltd.	2,342,600	1,335,282
Food Empire Holdings Ltd.	947,100	698,838
Geo Energy Resources Ltd.(a)	3,072,100	657,376
Hong Fok Corp. Ltd.	670,200	412,925
Hour Glass Ltd.	549,200	632,173
iFAST Corp. Ltd.	72,400	384,638
Keppel Infrastructure Trust	13,218,641	4,584,218
Netlink NBN Trust(b)	8,970,800	5,494,015
Propnex Ltd.(b)	1,646,600	1,014,507
Raffles Medical Group Ltd.	2,381,900	1,748,748
Sheng Siong Group Ltd.	2,441,000	2,683,704
SIA Engineering Co. Ltd.	462,600	791,907
StarHub Ltd.	2,006,600	1,791,541
UMS Holdings Ltd.(a)	741,698	645,788
Wing Tai Holdings Ltd.	313,700	319,429
Total Singapore		27,430,758
Spain - 1.2%
Almirall SA	98,810	995,457
Atresmedia Corp. de Medios de Comunicacion SA	490,720	2,327,238
Construcciones y Auxiliar de Ferrocarriles SA	30,461	1,145,895
Ercros SA	138,713	580,540
Faes Farma SA	435,431	1,682,357
Global Dominion Access SA(a)(c)	165,069	569,659
Pharma Mar SA(a)	8,379	285,750
Prosegur Cash SA(a)(c)	1,363,751	762,956
Sacyr SA	850,916	3,004,028
Talgo SA(c)	65,730	283,193
Tubacex SA*	118,786	412,481
Total Spain		12,049,554
Sweden - 6.3%
AcadeMedia AB(c)	138,132	674,343
Addnode Group AB(a)	58,315	671,243
AFRY AB	127,867	2,294,077
Alimak Group AB(c)	85,499	928,442
Alleima AB	143,254	930,660
Alligo AB, Class B	50,631	686,541
Ambea AB(c)	53,890	398,951
Arjo AB, Class B	148,904	576,764
Atrium Ljungberg AB, Class B(a)	124,473	2,415,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

Investments	Shares	Value
Bahnhof AB, Class B	97,540	$468,809
Beijer Alma AB	43,712	854,411
Bilia AB, Class A(a)	161,128	2,152,897
Billerud Aktiebolag	361,135	3,345,295
BioGaia AB, Class B	37,474	437,719
Bravida Holding AB(c)	247,700	1,838,419
Bufab AB	15,681	578,957
Catena AB	29,407	1,466,157
Clas Ohlson AB, Class B(a)	32,982	548,132
Cloetta AB, Class B	428,366	834,064
Dometic Group AB(c)	159,432	1,013,180
Duni AB	51,461	493,705
Electrolux Professional AB, Class B	101,557	675,116
Fagerhult Group AB	120,862	785,189
Fasadgruppen Group AB	69,523	407,020
FastPartner AB, Class A	161,593	1,075,740
Granges AB	92,456	1,187,326
Hemnet Group AB	7,214	218,119
HMS Networks AB(a)	17,606	698,907
Hufvudstaden AB, Class A(a)	133,241	1,578,983
Instalco AB(a)(b)	141,355	541,383
Inwido AB	89,225	1,217,448
Lagercrantz Group AB, Class B	107,806	1,752,960
Lindab International AB	70,254	1,504,561
Loomis AB	77,680	2,024,483
Medicover AB, Class B	26,869	483,075
MEKO AB	51,721	579,225
MIPS AB(a)(b)	13,320	521,973
Munters Group AB(c)	59,109	1,115,180
Mycronic AB	49,062	1,892,951
NCAB Group AB(a)	105,192	824,435
NCC AB, Class B	93,786	1,217,689
New Wave Group AB, Class B(a)	109,928	1,136,628
Nordic Paper Holding AB	171,350	787,969
Nordic Waterproofing Holding AB	31,757	483,993
NP3 Fastigheter AB	49,058	1,190,526
OEM International AB, Class B	85,981	946,666
Paradox Interactive AB	32,643	437,698
Peab AB, Class B(a)	614,166	3,865,287
Platzer Fastigheter Holding AB, Class B(a)	107,105	917,303
Prevas AB, Class B	51,590	667,393
Ratos AB, Class B	223,573	761,274
Rvrc Holding AB(a)	48,076	207,463
Sectra AB, Class B*(a)	40,074	916,500
SkiStar AB(a)	53,725	752,846
Storskogen Group AB, Class B(a)	537,288	416,023
Synsam AB	104,603	520,536
Systemair AB	96,391	715,410
Troax Group AB	32,930	736,946
VBG Group AB, Class B	20,063	917,879
Volati AB(a)(b)	44,626	424,761
Wallenstam AB, Class B(a)	259,956	1,235,934
Wihlborgs Fastigheter AB(a)	342,763	3,168,637
Total Sweden		65,117,566
Switzerland - 1.7%
Ascom Holding AG, Registered Shares(a)	29,928	254,784
Cembra Money Bank AG	49,831	4,253,325
Comet Holding AG, Registered Shares	4,998	2,013,439
Huber & Suhner AG, Registered Shares	18,058	1,537,322
Landis & Gyr Group AG	27,303	2,205,873
Medmix AG(a)(c)	31,594	477,461
Mobilezone Holding AG, Registered Shares	78,685	1,194,373
OC Oerlikon Corp. AG, Registered Shares(a)	814,398	4,393,725
u-blox Holding AG(a)	3,825	400,974
Zehnder Group AG	8,510	500,031
Total Switzerland		17,231,307
United Kingdom - 18.4%
4imprint Group PLC	72,269	5,353,415
AG Barr PLC	90,331	685,124
AJ Bell PLC	397,476	1,906,795
Alfa Financial Software Holdings PLC(c)	424,679	996,369
Alpha Financial Markets Consulting PLC(a)	128,583	804,581
Ashmore Group PLC	1,780,187	3,827,817
Assura PLC	6,327,564	3,226,664
Avon Protection PLC	37,443	614,365
Balfour Beatty PLC	724,457	3,344,449
Big Yellow Group PLC	238,811	3,544,081
Bloomsbury Publishing PLC	102,221	808,902
Bodycote PLC	285,707	2,463,125
Brickability Group PLC(a)	527,460	453,398
Bridgepoint Group PLC(c)	997,058	2,777,879
Bytes Technology Group PLC	120,264	842,982
Chemring Group PLC	185,439	873,190
Chesnara PLC	254,823	795,640
Clarkson PLC	44,104	2,308,126
CMC Markets PLC(c)	598,271	2,473,016
Coats Group PLC	1,247,001	1,248,456
Concentric AB	25,424	429,727
Craneware PLC	18,823	549,645
Cranswick PLC	31,070	1,745,799
CVS Group PLC	8,848	112,742
DFS Furniture PLC	394,645	548,758
DiscoverIE Group PLC	44,758	379,642
Domino's Pizza Group PLC	496,305	1,924,798
Dowlais Group PLC	527,628	487,558
Dr. Martens PLC(a)	1,354,410	1,278,945
Drax Group PLC	578,922	3,601,993
Empiric Student Property PLC	1,025,451	1,182,200
Essentra PLC(a)	185,817	373,007
FDM Group Holdings PLC	250,345	1,300,655
Fevertree Drinks PLC	52,556	720,166
Firstgroup PLC	459,521	919,533
Fonix Mobile PLC	145,695	445,699
FRP Advisory Group PLC	282,456	428,463
Fuller Smith & Turner PLC, Class A	45,432	399,717
Galliford Try Holdings PLC	247,488	747,710
Gamma Communications PLC	41,498	739,652
Gateley Holdings PLC	219,150	367,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

Investments	Shares	Value
Genuit Group PLC	280,029	$1,527,443
Genus PLC	23,788	496,162
Grainger PLC	589,877	1,815,690
H&T Group PLC	74,763	353,459
Halfords Group PLC	290,850	516,199
Hammerson PLC	4,171,481	1,460,667
Hargreaves Services PLC	55,824	376,828
Hays PLC	2,282,567	2,726,695
Helical PLC(a)	215,714	674,893
Hill & Smith PLC	74,389	1,848,730
Hilton Food Group PLC	107,208	1,218,339
Hollywood Bowl Group PLC	400,192	1,548,000
Hunting PLC	150,609	787,241
Ibstock PLC(c)	854,985	1,675,218
Impax Asset Management Group PLC	266,165	1,275,180
IntegraFin Holdings PLC(b)	425,170	1,864,976
James Halstead PLC(a)	256,739	592,292
Johnson Service Group PLC	248,127	494,951
Jupiter Fund Management PLC	1,351,879	1,314,151
Just Group PLC	657,905	876,567
Kainos Group PLC	72,521	969,908
Keller Group PLC	101,490	1,575,444
Kitwave Group PLC(a)	138,637	592,348
Learning Technologies Group PLC(a)	546,679	583,943
LondonMetric Property PLC	1,789,878	4,375,837
Luceco PLC(c)	175,833	372,081
Macfarlane Group PLC(a)	191,957	288,757
Marshalls PLC	416,268	1,539,147
Mattioli Woods PLC	63,670	634,224
Me Group International PLC	843,275	1,824,964
Mears Group PLC	181,993	843,160
Midwich Group PLC(a)	97,536	474,687
Mitie Group PLC	1,565,488	2,299,520
MONY Group PLC	652,353	1,832,348
Morgan Advanced Materials PLC	368,542	1,439,550
Morgan Sindall Group PLC	70,372	2,255,065
Mortgage Advice Bureau Holdings Ltd.	77,692	803,361
MP Evans Group PLC	82,829	900,455
Next 15 Group PLC(a)	58,147	586,559
Nichols PLC(a)	41,652	537,053
Odfjell Technology Ltd.	65,507	374,062
Oxford Instruments PLC	25,887	808,276
PageGroup PLC	1,069,203	5,749,617
Pan African Resources PLC	3,463,820	1,140,629
PayPoint PLC	208,669	1,677,630
Pennon Group PLC	400,921	2,906,521
Pets at Home Group PLC	588,682	2,198,227
Polar Capital Holdings PLC	323,566	2,298,690
Premier Foods PLC	366,877	736,465
Primary Health Properties PLC(a)	2,740,172	3,178,082
PZ Cussons PLC(a)	649,915	811,699
QinetiQ Group PLC	343,511	1,924,517
Reach PLC	873,545	1,085,476
Redrow PLC	566,741	4,778,501
Renew Holdings PLC	75,620	1,015,179
Restore PLC(a)	125,103	423,822
Robert Walters PLC(a)	110,294	609,277
RWS Holdings PLC	602,807	1,431,051
Safestore Holdings PLC	260,836	2,537,216
Savills PLC	184,605	2,599,620
Secure Trust Bank PLC	37,686	377,300
Senior PLC	155,521	314,550
Serco Group PLC	678,213	1,540,620
Serica Energy PLC	1,045,936	1,796,825
Severfield PLC	646,662	619,623
Speedy Hire PLC	1,531,173	658,089
Spirent Communications PLC	1,074,930	2,486,638
SThree PLC	233,937	1,218,365
Tatton Asset Management PLC(a)	67,221	574,424
TBC Bank Group PLC	78,574	2,552,662
Telecom Plus PLC	111,972	2,496,832
TORM PLC, Class A	256,689	10,034,119
Travis Perkins PLC	270,668	2,631,143
TT Electronics PLC	249,521	460,512
Tyman PLC	332,431	1,523,319
Vertu Motors PLC	323,231	293,781
Vesuvius PLC	525,488	3,065,602
Victrex PLC	103,687	1,502,070
Volution Group PLC	114,415	652,290
Warpaint London PLC	92,961	726,224
WH Smith PLC	86,659	1,240,056
Wickes Group PLC	687,151	1,157,011
Workspace Group PLC(a)	273,063	2,050,362
XPS Pensions Group PLC(b)	341,371	1,290,265
YouGov PLC	29,519	151,499
Zigup PLC	685,153	3,650,618
Total United Kingdom		189,553,292
United States - 0.1%
Noram Drilling AS*	215,862	794,721
TOTAL COMMON STOCKS (Cost: $953,879,363)		1,023,175,068
EXCHANGE-TRADED FUNDS - 0.1%
United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(a)(d)	5,975	355,991
WisdomTree Japan SmallCap Dividend Fund(d)	3,954	297,024
TOTAL EXCHANGE-TRADED FUNDS (Cost: $549,363)		653,015
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%
United States - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(e) (Cost: $55,314,028)	55,314,028	55,314,028
TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $1,009,742,754)		1,079,142,111
Other Assets less Liabilities - (4.7)%		(48,681,784)
NET ASSETS - 100.0%		$1,030,460,327

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2024

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $103,659,452. The Fund also had securities on loan having a total market value of $72,713 that were sold and pending settlement. The total market value of the collateral held by the Fund was $110,215,399. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $54,901,371.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$234,751	$3,293,931	$3,104,302	$(69,475)	$1,086	$355,991	$76,237
WisdomTree Japan SmallCap Dividend Fund	189,540	2,712,653	2,565,880	(35,589)	(3,700)	297,024	9,325
Total	$424,291	$6,006,584	$5,670,182	$(105,064)	$(2,614)	$653,015	$85,562

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	7/2/2024	435,269	USD	70,000,000	JPY	$108	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,023,175,068	$—	$—	$1,023,175,068
Exchange-Traded Funds	653,015	—	—	653,015
Investment of Cash Collateral for Securities Loaned	—	55,314,028	—	55,314,028
Total Investments in Securities	$1,023,828,083	$55,314,028	$—	$1,079,142,111
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$108	$—	$108
Total - Net	$1,023,828,083	$55,314,136	$—	$1,079,142,219

1       Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.1%
Japan - 99.1%
Air Freight & Logistics - 0.3%
Mitsui-Soko Holdings Co. Ltd.	88,300	$2,621,114
Nippon Express Holdings, Inc.(a)	250,300	11,537,825
Total Air Freight & Logistics		14,158,939
Automobile Components - 5.1%
Aisan Industry Co. Ltd.	190,800	1,660,574
Aisin Corp.	479,008	15,612,576
Bridgestone Corp.(a)	1,739,185	68,352,155
Daikyonishikawa Corp.	19,500	85,220
Denso Corp.	4,970,616	77,188,852
Eagle Industry Co. Ltd.	113,500	1,360,363
Exedy Corp.	123,700	2,266,988
FuKoKu Co. Ltd.	78,000	1,113,801
Futaba Industrial Co. Ltd.	170,800	937,563
G-Tekt Corp.	79,200	963,536
JTEKT Corp.	689,978	4,801,880
Koito Manufacturing Co. Ltd.	183,900	2,536,828
KYB Corp.	110,100	3,709,698
Musashi Seimitsu Industry Co. Ltd.	66,900	783,120
NHK Spring Co. Ltd.	394,000	3,927,508
Nifco, Inc.	141,890	3,384,508
Niterra Co. Ltd.	716,364	20,797,090
Pacific Industrial Co. Ltd.	103,100	966,522
Press Kogyo Co. Ltd.	311,300	1,255,960
Sanoh Industrial Co. Ltd.	120,600	768,463
Seiren Co. Ltd.(a)	106,910	1,594,412
Shoei Co. Ltd.(a)	86,700	1,056,397
Sumitomo Electric Industries Ltd.	1,233,883	19,195,525
Sumitomo Riko Co. Ltd.	147,400	1,359,826
Sumitomo Rubber Industries Ltd.(a)	345,691	3,443,801
Tachi-S Co. Ltd.	171,400	2,093,752
Tokai Rika Co. Ltd.	189,914	2,547,771
Topre Corp.	75,200	987,801
Toyo Tire Corp.(a)	412,800	6,591,302
Toyoda Gosei Co. Ltd.	199,600	3,509,689
Toyota Boshoku Corp.	372,336	4,931,380
Yokohama Rubber Co. Ltd.	196,700	4,349,508
Total Automobile Components		264,134,369
Automobiles - 8.9%
Honda Motor Co. Ltd.	7,761,041	82,985,146
Isuzu Motors Ltd.	1,898,200	25,146,489
Mazda Motor Corp.	1,458,800	14,110,983
Mitsubishi Motors Corp.(a)	1,515,400	4,175,216
Nissan Motor Co. Ltd.	3,818,100	12,957,235
Subaru Corp.	1,641,567	34,798,853
Suzuki Motor Corp.	1,694,244	19,495,497
Toyota Motor Corp.	11,979,950	245,020,735
Yamaha Motor Co. Ltd.(a)	1,948,300	18,034,432
Total Automobiles		456,724,586
Banks - 11.3%
Mitsubishi UFJ Financial Group, Inc.	23,772,722	255,520,554
Mizuho Financial Group, Inc.	6,826,564	142,506,540
Sumitomo Mitsui Financial Group, Inc.	2,213,100	147,553,758
Sumitomo Mitsui Trust Holdings, Inc.	1,549,300	35,347,078
Total Banks		580,927,930
Beverages - 0.8%
Asahi Group Holdings Ltd.	502,600	17,731,288
Kirin Holdings Co. Ltd.(a)	1,467,545	18,912,227
Sapporo Holdings Ltd.	34,000	1,192,304
Takara Holdings, Inc.	464,200	3,148,341
Total Beverages		40,984,160
Biotechnology - 0.0%
Takara Bio, Inc.	142,500	977,993
Broadline Retail - 0.1%
Ryohin Keikaku Co. Ltd.	273,000	4,538,120
Building Products - 1.0%
AGC, Inc.(a)	436,047	14,112,027
Central Glass Co. Ltd.	70,700	1,645,975
Daikin Industries Ltd.(a)	166,149	23,105,515
Nihon Flush Co. Ltd.	17,600	101,315
Nitto Boseki Co. Ltd.	33,100	1,335,441
Noritz Corp.(a)	118,800	1,297,598
Okabe Co. Ltd.	1,000	4,824
Sanwa Holdings Corp.	521,631	9,538,590
Total Building Products		51,141,285
Capital Markets - 1.0%
Nomura Holdings, Inc.	5,781,400	33,137,205
SBI Holdings, Inc.	703,200	17,778,903
Sparx Group Co. Ltd.	116,900	1,241,236
Total Capital Markets		52,157,344
Chemicals - 6.8%
ADEKA Corp.	154,600	3,111,991
Aica Kogyo Co. Ltd.	184,900	4,020,765
Arakawa Chemical Industries Ltd.	89,800	674,924
Artience Co. Ltd.(a)	109,300	2,283,029
Asahi Kasei Corp.	2,568,860	16,456,610
Asahi Yukizai Corp.	34,500	1,123,834
C Uyemura & Co. Ltd.	20,300	1,402,045
Chugoku Marine Paints Ltd.	192,900	2,439,131
Daicel Corp.	460,242	4,413,299
Denka Co. Ltd.	118,515	1,593,977
DIC Corp.(a)	148,353	2,813,782
Fujimi, Inc.	93,600	1,765,983
Fuso Chemical Co. Ltd.	30,500	775,488
Ishihara Sangyo Kaisha Ltd.	92,500	933,855
JCU Corp.	13,700	340,243
JSP Corp.	69,700	1,001,780
Kaneka Corp.	100,600	2,642,267
Kansai Paint Co. Ltd.	272,700	4,390,731
Kanto Denka Kogyo Co. Ltd.	159,300	947,719
KH Neochem Co. Ltd.(a)	64,300	914,574
Kumiai Chemical Industry Co. Ltd.	265,800	1,330,157
Kuraray Co. Ltd.(a)	727,437	8,363,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2024

Investments	Shares	Value
Kureha Corp.	93,000	$1,615,330
Lintec Corp.	138,247	2,934,934
MEC Co. Ltd.(a)	24,600	703,469
Mitsubishi Chemical Group Corp.	3,711,763	20,607,830
Mitsubishi Gas Chemical Co., Inc.	441,982	8,429,695
Mitsui Chemicals, Inc.	327,715	9,045,472
Nihon Nohyaku Co. Ltd.	94,700	445,654
Nippon Kayaku Co. Ltd.	328,500	2,506,737
Nippon Paint Holdings Co. Ltd.	1,336,200	8,705,319
Nippon Sanso Holdings Corp.	227,253	6,723,219
Nippon Shokubai Co. Ltd.	255,600	2,552,663
Nippon Soda Co. Ltd.	83,100	2,717,307
Nissan Chemical Corp.(a)	180,953	5,733,666
Nitto Denko Corp.	271,174	21,426,219
NOF Corp.	344,300	4,702,394
Osaka Soda Co. Ltd.(a)	11,600	783,862
PILLAR Corp.	69,000	2,303,432
Resonac Holdings Corp.(a)	232,200	5,083,976
Riken Technos Corp.	161,000	1,063,925
Sakata INX Corp.	85,000	953,251
Sanyo Chemical Industries Ltd.	24,500	606,941
Shin-Etsu Chemical Co. Ltd.	3,302,395	128,063,782
Shin-Etsu Polymer Co. Ltd.	167,500	1,570,247
Sumitomo Bakelite Co. Ltd.	154,300	4,510,249
Sumitomo Seika Chemicals Co. Ltd.	25,000	826,806
T Hasegawa Co. Ltd.	32,000	666,418
Taiyo Holdings Co. Ltd.	111,252	2,354,924
Takasago International Corp.	29,000	709,406
Teijin Ltd.	208,000	1,728,161
Tokai Carbon Co. Ltd.(a)	250,700	1,434,597
Tokuyama Corp.	118,600	2,175,365
Tokyo Ohka Kogyo Co. Ltd.	118,700	3,218,758
Toray Industries, Inc.	1,893,018	8,961,415
Tosoh Corp.	689,907	8,998,041
Toyobo Co. Ltd.	218,151	1,429,387
UBE Corp.	216,700	3,815,757
Valqua Ltd.(a)	74,400	1,695,114
Zeon Corp.	316,000	2,622,529
Total Chemicals		348,166,197
Commercial Services & Supplies - 0.1%
Inui Global Logistics Co. Ltd.(a)	132,200	954,148
Pilot Corp.	55,500	1,477,723
Sato Holdings Corp.	66,800	894,902
Total Commercial Services & Supplies		3,326,773
Construction & Engineering - 0.8%
Kajima Corp.	797,400	13,788,189
Obayashi Corp.	1,143,400	13,590,581
Penta-Ocean Construction Co. Ltd.	393,500	1,619,402
Shimizu Corp.	825,900	4,638,820
Sumitomo Mitsui Construction Co. Ltd.	533,100	1,325,625
Taikisha Ltd.	77,300	2,556,484
Toda Corp.	519,300	3,396,143
Total Construction & Engineering		40,915,244
Construction Materials - 0.2%
Krosaki Harima Corp.	105,900	1,838,075
Shinagawa Refractories Co. Ltd.	156,800	1,934,900
Taiheiyo Cement Corp.	186,800	4,689,161
Total Construction Materials		8,462,136
Consumer Finance - 0.0%
J Trust Co. Ltd.(a)	255,100	645,441
Consumer Staples Distribution & Retail - 0.7%
Seven & i Holdings Co. Ltd.	2,845,372	34,669,459
Containers & Packaging - 0.2%
Fuji Seal International, Inc.	69,900	1,069,836
Rengo Co. Ltd.	364,100	2,361,919
Toyo Seikan Group Holdings Ltd.	343,200	5,387,169
Total Containers & Packaging		8,818,924
Diversified Consumer Services - 0.0%
Aucnet, Inc.(a)	12,200	208,718
Electrical Equipment - 1.6%
Daihen Corp.	50,800	2,621,161
Fuji Electric Co. Ltd.	141,473	8,048,992
Fujikura Ltd.	746,700	14,742,753
Furukawa Electric Co. Ltd.	123,281	3,122,260
GS Yuasa Corp.	84,784	1,679,763
Idec Corp.	92,900	1,705,419
Mabuchi Motor Co. Ltd.(a)	214,100	3,177,693
Mitsubishi Electric Corp.	2,753,314	43,945,877
Sanyo Denki Co. Ltd.	24,000	1,086,162
Sinfonia Technology Co. Ltd.	123,300	2,606,117
Toyo Tanso Co. Ltd.(a)	30,300	1,267,680
Total Electrical Equipment		84,003,877
Electronic Equipment, Instruments & Components - 3.8%
A&D HOLON Holdings Co. Ltd.(a)	69,000	1,266,673
Ai Holdings Corp.(a)	109,500	1,617,382
Alps Alpine Co. Ltd.	355,300	3,393,749
Amano Corp.	228,733	5,906,732
Anritsu Corp.	257,500	1,973,750
Azbil Corp.	105,200	2,930,506
Canon Electronics, Inc.(a)	116,800	1,640,980
Citizen Watch Co. Ltd.	534,900	3,574,646
Dexerials Corp.	66,600	3,085,725
Elematec Corp.	156,400	1,958,160
ESPEC Corp.	73,400	1,453,307
Hagiwara Electric Holdings Co. Ltd.	19,400	473,965
Hakuto Co. Ltd.(a)	108,519	3,467,535
Hamamatsu Photonics KK(a)	101,900	2,728,989
Hioki EE Corp.(a)	20,400	861,097
Hirose Electric Co. Ltd.	58,260	6,435,908
Horiba Ltd.	105,300	8,496,792
Ibiden Co. Ltd.	45,201	1,839,961
Innotech Corp.	76,000	836,255
Iriso Electronics Co. Ltd.	23,300	440,333
Japan Aviation Electronics Industry Ltd.(a)	79,500	1,280,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2024

Investments	Shares	Value
Jeol Ltd.	46,800	$2,114,524
Kaga Electronics Co. Ltd.	87,500	3,138,599
Keyence Corp.	60,140	26,376,209
Koa Corp.	84,300	810,194
Macnica Holdings, Inc.	94,100	3,948,620
Maxell Ltd.	83,000	920,502
Meiko Electronics Co. Ltd.(a)	32,400	1,444,163
Murata Manufacturing Co. Ltd.	1,872,204	38,663,818
Nichicon Corp.	113,300	845,207
Nippon Electric Glass Co. Ltd.(a)	229,860	5,228,508
Nissha Co. Ltd.	94,500	1,196,671
Omron Corp.(a)	172,900	5,942,833
Optex Group Co. Ltd.(a)	25,400	267,011
Osaki Electric Co. Ltd.	172,200	753,629
Restar Corp.	78,300	1,555,194
Riken Keiki Co. Ltd.	43,300	1,135,932
Sanshin Electronics Co. Ltd.(a)	69,654	954,354
Shibaura Electronics Co. Ltd.	33,400	668,581
Shimadzu Corp.(a)	215,700	5,397,193
Siix Corp.	57,700	460,567
Sumida Corp.	167,100	1,194,610
Taiyo Yuden Co. Ltd.(a)	167,000	4,241,962
TDK Corp.	355,804	21,820,257
Tokyo Electron Device Ltd.	53,700	1,428,795
Tomen Devices Corp.	11,400	535,062
Topcon Corp.	184,700	2,062,747
Yokogawa Electric Corp.	248,438	6,007,857
Total Electronic Equipment, Instruments & Components		194,776,070
Entertainment - 2.2%
Capcom Co. Ltd.	315,200	5,943,066
Koei Tecmo Holdings Co. Ltd.	362,144	3,127,055
Konami Group Corp.	109,500	7,882,693
Marvelous, Inc.	111,200	448,643
Nexon Co. Ltd.(a)	156,600	2,896,214
Nintendo Co. Ltd.	1,701,000	90,474,674
Toei Animation Co. Ltd.(a)	121,600	1,883,795
Total Entertainment		112,656,140
Food Products - 1.1%
Ajinomoto Co., Inc.	345,813	12,126,888
Calbee, Inc.(a)	119,200	2,289,002
Fuji Oil Holdings, Inc.	118,700	2,073,893
House Foods Group, Inc.	78,600	1,390,623
Kagome Co. Ltd.	96,000	1,950,317
Kikkoman Corp.	405,900	4,702,192
Maruha Nichiro Corp.	115,200	2,260,888
Nichirei Corp.	197,400	4,344,125
Nisshin Oillio Group Ltd.	96,000	2,888,474
Nisshin Seifun Group, Inc.	423,900	4,873,822
Nissin Foods Holdings Co. Ltd.	275,000	6,978,429
Nissui Corp.	474,700	2,546,134
Riken Vitamin Co. Ltd.	72,900	1,254,427
Toyo Suisan Kaisha Ltd.	74,700	4,427,853
Yakult Honsha Co. Ltd.(a)	236,174	4,223,266
Total Food Products		58,330,333
Ground Transportation - 0.1%
Alps Logistics Co. Ltd.(a)	67,100	2,386,000
Kintetsu Group Holdings Co. Ltd.(a)	117,100	2,549,324
Nishi-Nippon Railroad Co. Ltd.	98,300	1,575,085
Total Ground Transportation		6,510,409
Health Care Equipment & Supplies - 1.0%
Asahi Intecc Co. Ltd.(a)	79,300	1,111,906
Eiken Chemical Co. Ltd.	87,400	1,217,058
Hoya Corp.	127,157	14,785,973
Mani, Inc.	114,100	1,407,985
Menicon Co. Ltd.	15,700	128,930
Nakanishi, Inc.	59,600	945,538
Nihon Kohden Corp.	157,800	2,279,791
Nipro Corp.	151,900	1,191,234
Olympus Corp.	501,300	8,082,317
PHC Holdings Corp.(a)	306,800	2,239,110
Sysmex Corp.	345,300	5,561,807
Terumo Corp.(a)	751,224	12,389,639
Total Health Care Equipment & Supplies		51,341,288
Health Care Technology - 0.0%
M3, Inc.	267,800	2,552,973
Hotels, Restaurants & Leisure - 0.0%
Round One Corp.	187,400	962,280
Zensho Holdings Co. Ltd.(a)	21,100	806,695
Total Hotels, Restaurants & Leisure		1,768,975
Household Durables - 1.9%
Casio Computer Co. Ltd.	427,257	3,191,280
Fujitsu General Ltd.	65,100	844,608
JVCKenwood Corp.	195,300	1,131,540
Nikon Corp.(a)	586,700	5,930,463
Panasonic Holdings Corp.	2,651,770	21,710,687
Rinnai Corp.(a)	151,500	3,447,035
Sekisui Chemical Co. Ltd.	1,012,600	14,012,480
Sony Group Corp.	385,700	32,705,135
Sumitomo Forestry Co. Ltd.(a)	346,200	11,012,715
Tamron Co. Ltd.(a)	119,100	3,083,747
Zojirushi Corp.(a)	33,300	320,248
Total Household Durables		97,389,938
Household Products - 0.2%
Lion Corp.(a)	254,100	1,980,862
Pigeon Corp.(a)	298,100	2,695,427
Unicharm Corp.	233,700	7,506,701
Total Household Products		12,182,990
Independent Power & Renewable Electricity Producers - 0.2%
Electric Power Development Co. Ltd.	562,400	8,777,230
Industrial Conglomerates - 2.4%
Hitachi Ltd.	5,344,225	119,635,423
Nisshinbo Holdings, Inc.(a)	260,424	1,739,560
Total Industrial Conglomerates		121,374,983
Insurance - 5.3%
Dai-ichi Life Holdings, Inc.	1,274,600	34,055,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2024

Investments	Shares	Value
MS&AD Insurance Group Holdings, Inc.	3,235,100	$71,897,815
Sompo Holdings, Inc.	2,211,200	47,217,904
Tokio Marine Holdings, Inc.	3,173,500	118,468,653
Total Insurance		271,640,264
IT Services - 0.7%
Fujitsu Ltd.	1,318,420	20,629,511
NEC Corp.(a)	203,800	16,780,623
Total IT Services		37,410,134
Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	717,000	13,995,897
GLOBERIDE, Inc.	28,300	376,489
Mizuno Corp.	28,200	1,388,437
Roland Corp.(a)	58,700	1,476,075
Sega Sammy Holdings, Inc.(a)	459,100	6,816,862
Shimano, Inc.	57,500	8,880,937
Tomy Co. Ltd.	128,300	2,526,759
Universal Entertainment Corp.*(a)	77,400	758,314
Total Leisure Products		36,219,770
Life Sciences Tools & Services - 0.0%
Shin Nippon Biomedical Laboratories Ltd.(a)	69,300	613,473
Machinery - 7.2%
Aida Engineering Ltd.	159,000	900,466
Amada Co. Ltd.	954,193	10,540,849
Anest Iwata Corp.	80,300	820,671
Bando Chemical Industries Ltd.	98,200	1,222,158
CKD Corp.	125,000	2,471,093
Daifuku Co. Ltd.	271,500	5,080,287
DMG Mori Co. Ltd.(a)	306,400	7,956,190
Ebara Corp.	989,555	15,646,731
FANUC Corp.	1,130,245	30,978,803
Fujitec Co. Ltd.	102,300	2,732,070
Glory Ltd.	82,100	1,430,855
Harmonic Drive Systems, Inc.(a)	45,200	1,278,503
Hitachi Construction Machinery Co. Ltd.	314,200	8,414,607
Hitachi Zosen Corp.	238,100	1,557,138
Hokuetsu Industries Co. Ltd.(a)	71,600	1,062,917
Hoshizaki Corp.(a)	100,938	3,201,453
IHI Corp.(a)	269,000	8,035,217
Iwaki Co. Ltd.	69,800	1,239,703
Japan Steel Works Ltd.	88,700	2,361,694
Kawasaki Heavy Industries Ltd.(a)	257,300	9,773,113
Kitz Corp.(a)	252,600	1,785,442
Komatsu Ltd.	2,982,306	86,599,225
Kubota Corp.(a)	1,275,100	17,835,229
Kurita Water Industries Ltd.	104,600	4,434,088
Makino Milling Machine Co. Ltd.	32,800	1,376,352
Max Co. Ltd.	110,800	2,648,427
Meidensha Corp.	60,400	1,370,509
Minebea Mitsumi, Inc.	339,600	6,956,248
MISUMI Group, Inc.(a)	152,900	2,614,394
Mitsubishi Heavy Industries Ltd.	3,156,590	33,810,796
Mitsuboshi Belting Ltd.(a)	149,900	4,216,695
Miura Co. Ltd.	150,400	3,045,212
Nabtesco Corp.	183,700	3,115,340
Nachi-Fujikoshi Corp.	31,300	682,973
NGK Insulators Ltd.	471,775	6,041,629
Nippon Thompson Co. Ltd.	266,500	1,048,704
Nissei ASB Machine Co. Ltd.(a)	7,000	241,514
Nomura Micro Science Co. Ltd.(a)	64,000	1,718,762
Noritake Co. Ltd.	106,100	2,628,425
NSK Ltd.	980,900	4,766,689
NTN Corp.	619,500	1,233,531
Obara Group, Inc.	42,900	1,113,437
OKUMA Corp.	78,200	3,523,521
Organo Corp.	34,700	1,781,810
OSG Corp.	266,424	3,243,761
Ryobi Ltd.(a)	63,700	907,624
Shibaura Machine Co. Ltd.(a)	56,800	1,361,209
Shinmaywa Industries Ltd.	164,100	1,447,581
SMC Corp.	40,251	19,102,085
Sodick Co. Ltd.(a)	124,100	560,093
Star Micronics Co. Ltd.(a)	115,600	1,515,606
Sumitomo Heavy Industries Ltd.(a)	187,637	4,876,976
Takeuchi Manufacturing Co. Ltd.	81,300	2,845,449
Teikoku Electric Manufacturing Co. Ltd.	69,300	1,086,071
THK Co. Ltd.	179,500	3,206,473
Tocalo Co. Ltd.	215,100	2,751,932
Torishima Pump Manufacturing Co. Ltd.	69,800	1,377,689
Tsubakimoto Chain Co.	108,700	4,209,878
Tsugami Corp.	158,200	1,528,303
YAMABIKO Corp.	80,700	1,144,830
Yaskawa Electric Corp.(a)	161,300	5,792,802
Total Machinery		368,251,832
Marine Transportation - 0.1%
Iino Kaiun Kaisha Ltd.	455,900	3,627,701
NS United Kaiun Kaisha Ltd.	79,700	2,507,037
Total Marine Transportation		6,134,738
Media - 0.3%
Dentsu Group, Inc.(a)	496,900	12,519,804
Hakuhodo DY Holdings, Inc.(a)	487,700	3,562,399
Kadokawa Corp.	77,900	1,249,180
Total Media		17,331,383
Metals & Mining - 2.6%
ARE Holdings, Inc.	197,300	2,574,492
Daido Steel Co. Ltd.	636,600	5,876,856
Daiki Aluminium Industry Co. Ltd.(a)	94,300	745,677
Dowa Holdings Co. Ltd.	72,000	2,555,315
JFE Holdings, Inc.	1,150,800	16,565,196
Kobe Steel Ltd.	1,160,800	14,407,169
Kyoei Steel Ltd.	158,100	2,060,037
Mitsubishi Materials Corp.	183,800	3,371,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2024

Investments	Shares	Value
Mitsui Mining & Smelting Co. Ltd.	152,300	$4,865,533
Nippon Light Metal Holdings Co. Ltd.	100,100	1,120,727
Nippon Steel Corp.(a)	3,516,400	74,345,868
Nippon Yakin Kogyo Co. Ltd.	71,310	2,025,903
Sanyo Special Steel Co. Ltd.	81,200	1,074,186
Toho Titanium Co. Ltd.(a)	61,400	547,355
Topy Industries Ltd.	78,500	1,214,637
UACJ Corp.	96,200	2,299,447
Total Metals & Mining		135,650,236
Oil, Gas & Consumable Fuels - 1.5%
ENEOS Holdings, Inc.	5,897,600	30,305,584
Idemitsu Kosan Co. Ltd.	2,589,600	16,766,557
Inpex Corp.(a)	2,095,900	30,840,453
Total Oil, Gas & Consumable Fuels		77,912,594
Paper & Forest Products - 0.1%
Hokuetsu Corp.(a)	152,300	1,001,699
Oji Holdings Corp.	1,314,400	5,187,002
Total Paper & Forest Products		6,188,701
Passenger Airlines - 0.2%
Japan Airlines Co. Ltd.	519,100	8,191,815
Personal Care Products - 0.8%
Kao Corp.(a)	606,080	24,580,790
Kobayashi Pharmaceutical Co. Ltd.(a)	58,500	1,899,450
Kose Corp.(a)	41,600	2,646,873
Mandom Corp.	89,300	671,166
Rohto Pharmaceutical Co. Ltd.	125,700	2,634,183
Shiseido Co. Ltd.	233,022	6,646,183
Total Personal Care Products		39,078,645
Pharmaceuticals - 5.2%
Astellas Pharma, Inc.	2,891,604	28,581,688
Chugai Pharmaceutical Co. Ltd.	1,445,100	51,350,190
Daiichi Sankyo Co. Ltd.	769,200	26,414,651
Kyowa Kirin Co. Ltd.	601,770	10,278,274
Nippon Shinyaku Co. Ltd.	48,400	979,373
Ono Pharmaceutical Co. Ltd.	719,000	9,817,751
Otsuka Holdings Co. Ltd.	543,100	22,857,062
Santen Pharmaceutical Co. Ltd.	475,900	4,863,730
Shionogi & Co. Ltd.	469,577	18,323,603
Takeda Pharmaceutical Co. Ltd.	3,437,163	89,144,872
Towa Pharmaceutical Co. Ltd.	65,700	1,200,375
ZERIA Pharmaceutical Co. Ltd.	118,400	1,555,261
Total Pharmaceuticals		265,366,830
Professional Services - 0.6%
en Japan, Inc.	85,300	1,387,729
Open Up Group, Inc.(a)	110,400	1,363,700
Persol Holdings Co. Ltd.	3,841,000	5,317,610
Recruit Holdings Co. Ltd.	423,300	22,649,155
Transcosmos, Inc.	99,600	2,145,431
Total Professional Services		32,863,625
Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp.	297,800	11,894,598
Disco Corp.	76,100	28,876,936
Ferrotec Holdings Corp.(a)	101,100	1,741,565
Furuya Metal Co. Ltd.(a)	40,200	1,092,092
Lasertec Corp.	29,800	6,685,826
Micronics Japan Co. Ltd.	46,400	1,929,728
Mitsui High-Tec, Inc.(a)	23,800	929,896
Optorun Co. Ltd.	68,100	855,166
Rohm Co. Ltd.(a)	365,100	4,879,802
Rorze Corp.	10,500	2,072,454
SCREEN Holdings Co. Ltd.	168,020	15,145,406
Shibaura Mechatronics Corp.	30,200	1,592,043
Socionext, Inc.(a)	239,400	5,668,747
SUMCO Corp.(a)	776,800	11,181,651
Tokyo Electron Ltd.	449,659	97,557,498
Tokyo Seimitsu Co. Ltd.	86,900	6,642,021
Ulvac, Inc.	56,800	3,711,103
Yamaichi Electronics Co. Ltd.	63,500	1,314,528
Total Semiconductors & Semiconductor Equipment		203,771,060
Software - 0.1%
Trend Micro, Inc.(a)	174,608	7,089,176
Specialty Retail - 0.8%
ABC-Mart, Inc.	430,300	7,556,866
Fast Retailing Co. Ltd.	126,700	31,946,736
Sanrio Co. Ltd.	122,900	2,259,967
VT Holdings Co. Ltd.	251,400	797,053
Total Specialty Retail		42,560,622
Technology Hardware, Storage & Peripherals - 2.1%
Canon, Inc.(a)	2,369,697	64,140,624
FUJIFILM Holdings Corp.	1,022,085	23,903,293
MCJ Co. Ltd.	136,500	1,282,180
Ricoh Co. Ltd.	885,700	7,573,544
Riso Kagaku Corp.	69,700	1,471,040
Seiko Epson Corp.	694,700	10,792,337
Toshiba TEC Corp.	38,300	819,048
Total Technology Hardware, Storage & Peripherals		109,982,066
Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.	605,868	9,269,185
Descente Ltd.	39,900	837,141
Kurabo Industries Ltd.	35,747	1,110,010
Morito Co. Ltd.	89,200	828,452
Seiko Group Corp.	70,000	2,138,817
Wacoal Holdings Corp.	82,200	2,297,471
Total Textiles, Apparel & Luxury Goods		16,481,076
Tobacco - 4.1%
Japan Tobacco, Inc.(a)	7,707,031	208,318,854
Trading Companies & Distributors - 10.5%
Alconix Corp.	69,900	679,620
Chori Co. Ltd.	78,200	1,740,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2024

Investments	Shares	Value
Daiichi Jitsugyo Co. Ltd.	78,200	$1,181,799
Hanwa Co. Ltd.	118,900	4,553,177
Inabata & Co. Ltd.	170,986	3,752,210
ITOCHU Corp.(a)	2,182,494	106,560,412
Japan Pulp & Paper Co. Ltd.	19,800	748,377
Kanematsu Corp.	332,400	5,566,863
KPP Group Holdings Co. Ltd.	82,500	415,423
Marubeni Corp.	4,500,078	83,239,973
Mitsubishi Corp.	9,026,300	176,642,996
Mitsui Matsushima Holdings Co. Ltd.(a)	101,900	3,211,693
Nagase & Co. Ltd.	207,600	4,063,984
Sanyo Trading Co. Ltd.	122,100	1,224,340
Shinsho Corp.	27,100	1,334,278
Sojitz Corp.	715,104	17,377,481
Sumitomo Corp.	3,539,177	88,380,418
Toyota Tsusho Corp.	1,968,330	38,324,068
Total Trading Companies & Distributors		538,997,483
Transportation Infrastructure - 0.1%
Mitsubishi Logistics Corp.	113,900	3,738,605
Nissin Corp.	59,100	1,754,336
Total Transportation Infrastructure		5,492,941
TOTAL COMMON STOCKS (Cost: $4,594,770,373)		5,098,170,142
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.8%
United States - 9.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $503,273,378)	503,273,378	503,273,378
TOTAL INVESTMENTS IN SECURITIES - 108.9% (Cost: $5,098,043,751)		5,601,443,520
Other Assets less Liabilities - (8.9)%		(457,224,486)
NET ASSETS - 100.0%		$5,144,219,034

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $678,726,209 and the total market value of the collateral held by the Fund was $716,031,729. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $212,758,351.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	1,715,295,956	JPY	10,888,094	USD	$—	$(223,191)
Bank of America NA	7/3/2024	3,753,248,890	JPY	23,523,893	USD	—	(187,957)
Bank of America NA	7/3/2024	160,179,944,703	JPY	995,911,060	USD	12,473	—
Bank of America NA	7/3/2024	1,008,237,505	USD	157,743,294,726	JPY	27,463,915	—
Bank of America NA	8/5/2024	1,020,704,885	USD	163,347,179,354	JPY	—	(16,902)
Barclays Bank PLC	7/3/2024	160,178,948,792	JPY	995,911,060	USD	6,280	—
Barclays Bank PLC	8/5/2024	1,020,704,883	USD	163,346,464,541	JPY	—	(12,437)
Goldman Sachs	7/3/2024	5,078,070,940	JPY	32,664,282	USD	—	(1,091,226)
Goldman Sachs	7/3/2024	1,008,237,505	USD	157,744,302,963	JPY	27,457,647	—
HSBC Holdings PLC	7/3/2024	160,178,948,792	JPY	995,911,060	USD	6,280	—
HSBC Holdings PLC	7/3/2024	1,008,237,502	USD	157,743,899,199	JPY	27,460,154	—
HSBC Holdings PLC	8/5/2024	1,020,704,885	USD	163,346,464,861	JPY	—	(12,437)
JPMorgan Chase Bank NA	7/3/2024	2,588,807,996	JPY	16,332,141	USD	—	(236,151)
JPMorgan Chase Bank NA	7/3/2024	4,338,409,506	JPY	27,220,235	USD	—	(246,046)
JPMorgan Chase Bank NA	7/3/2024	160,179,546,339	JPY	995,911,060	USD	9,996	—
JPMorgan Chase Bank NA	7/3/2024	1,008,237,505	USD	157,742,185,664	JPY	27,470,811	—
JPMorgan Chase Bank NA	7/3/2024	48,996,423	USD	7,866,289,478	JPY	87,536	—
JPMorgan Chase Bank NA	8/5/2024	1,020,704,885	USD	163,347,179,354	JPY	—	(16,902)
Royal Bank of Canada	7/3/2024	160,177,952,881	JPY	995,911,060	USD	88	—
Royal Bank of Canada	7/3/2024	1,008,237,505	USD	157,744,374,548	JPY	27,457,202	—
Royal Bank of Canada	8/5/2024	1,020,704,885	USD	163,345,342,085	JPY	—	(5,421)
						$137,432,382	$(2,048,670)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,098,170,142	$—	$—	$5,098,170,142
Investment of Cash Collateral for Securities Loaned	—	503,273,378	—	503,273,378
Total Investments in Securities	$5,098,170,142	$503,273,378	$—	$5,601,443,520
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$137,432,382	$—	$137,432,382
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,048,670)	$—	$(2,048,670)
Total - Net	$5,098,170,142	$638,657,090	$—	$5,736,827,232
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.3%
Japan - 99.3%
Air Freight & Logistics - 1.1%
AIT Corp.	5,900	$67,927
AZ-COM MARUWA Holdings, Inc.	4,400	31,976
Hamakyorex Co. Ltd.	2,200	60,245
Konoike Transport Co. Ltd.	5,900	87,953
Mitsui-Soko Holdings Co. Ltd.	4,600	136,547
Sankyu, Inc.	5,400	184,230
SBS Holdings, Inc.	3,900	64,976
Senko Group Holdings Co. Ltd.	14,100	98,786
Shibusawa Warehouse Co. Ltd.	2,300	46,755
Trancom Co. Ltd.	500	20,359
Total Air Freight & Logistics		799,754
Automobile Components - 3.9%
Aisan Industry Co. Ltd.	13,600	118,364
Daikyonishikawa Corp.	17,200	75,168
Eagle Industry Co. Ltd.	10,000	119,856
Exedy Corp.	8,500	155,775
Fujikura Composites, Inc.	5,900	50,982
FuKoKu Co. Ltd.	4,300	61,402
Futaba Industrial Co. Ltd.	12,400	68,067
G-Tekt Corp.	5,998	72,971
Ichikoh Industries Ltd.	12,400	41,934
KYB Corp.	8,300	279,659
Musashi Seimitsu Industry Co. Ltd.	4,600	53,847
NHK Spring Co. Ltd.	31,900	317,988
Nichirin Co. Ltd.	3,200	71,317
Pacific Industrial Co. Ltd.	7,900	74,059
Press Kogyo Co. Ltd.	24,900	100,461
Seiren Co. Ltd.(a)	7,800	116,326
Shoei Co. Ltd.(a)	8,600	104,787
Sumitomo Riko Co. Ltd.	9,800	90,409
Tachi-S Co. Ltd.	11,400	139,258
Tokai Rika Co. Ltd.	16,025	214,982
Topre Corp.	5,600	73,560
Toyo Tire Corp.(a)	33,500	534,904
Unipres Corp.	7,200	59,933
Total Automobile Components		2,996,009
Banks - 7.3%
77 Bank Ltd.	10,200	283,756
Aichi Financial Group, Inc.	6,600	110,205
Akita Bank Ltd.	2,900	48,081
Awa Bank Ltd.	4,300	75,543
Bank of Iwate Ltd.	2,700	48,105
Bank of Nagoya Ltd.	1,600	77,086
Bank of Saga Ltd.	2,800	47,467
Bank of the Ryukyus Ltd.	8,100	64,806
Chugin Financial Group, Inc.	20,500	214,928
Daishi Hokuetsu Financial Group, Inc.	6,600	210,481
Ehime Bank Ltd.	5,300	43,293
FIDEA Holdings Co. Ltd.	5,600	57,685
First Bank of Toyama Ltd.	10,200	80,656
Gunma Bank Ltd.	75,100	479,471
Hirogin Holdings, Inc.	43,900	339,225
Hokuhoku Financial Group, Inc.	11,800	151,590
Hyakugo Bank Ltd.(a)	41,700	179,388
Hyakujushi Bank Ltd.	5,000	105,682
Iyogin Holdings, Inc.	23,500	217,601
Juroku Financial Group, Inc.	5,200	154,035
Keiyo Bank Ltd.	19,100	104,251
Kiyo Bank Ltd.(a)	7,298	85,021
Miyazaki Bank Ltd.	4,000	88,275
Musashino Bank Ltd.	7,800	158,803
Nanto Bank Ltd.	5,900	130,757
Nishi-Nippon Financial Holdings, Inc.	18,400	231,744
North Pacific Bank Ltd.	44,300	146,510
Ogaki Kyoritsu Bank Ltd.	6,100	86,764
Oita Bank Ltd.	3,600	79,672
Okinawa Financial Group, Inc.	3,140	51,552
Procrea Holdings, Inc.(a)	3,600	43,775
San ju San Financial Group, Inc.	6,600	88,008
San-In Godo Bank Ltd.	22,500	200,438
Senshu Ikeda Holdings, Inc.	33,100	82,308
Shiga Bank Ltd.	5,100	133,635
Shikoku Bank Ltd.	6,200	46,984
Suruga Bank Ltd.(a)	24,000	157,702
Toho Bank Ltd.	25,500	52,313
Tokyo Kiraboshi Financial Group, Inc.	5,700	169,377
TOMONY Holdings, Inc.	20,100	52,730
Yamagata Bank Ltd.	5,500	41,508
Yamaguchi Financial Group, Inc.	27,000	306,406
Yamanashi Chuo Bank Ltd.	5,700	74,483
Total Banks		5,602,100
Beverages - 0.3%
Takara Holdings, Inc.	38,600	261,797
Biotechnology - 0.1%
Takara Bio, Inc.	15,400	105,692
Broadline Retail - 0.7%
ASKUL Corp.(a)	6,500	88,291
Belluna Co. Ltd.	13,900	66,363
Izumi Co. Ltd.	10,300	205,987
Seria Co. Ltd.	10,600	192,284
Total Broadline Retail		552,925
Building Products - 1.5%
Bunka Shutter Co. Ltd.	10,100	110,569
Central Glass Co. Ltd.	3,500	81,484
Kondotec, Inc.	6,500	56,813
Nichias Corp.	9,100	267,015
Nichiha Corp.	3,600	76,651
Nippon Aqua Co. Ltd.	5,300	30,707
Nitto Boseki Co. Ltd.(a)	1,600	64,553
Noritz Corp.(a)	5,800	63,351
Shin Nippon Air Technologies Co. Ltd.	4,000	99,092
Takara Standard Co. Ltd.	5,717	61,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

Investments	Shares	Value
Takasago Thermal Engineering Co. Ltd.(a)	7,100	$252,468
Total Building Products		1,164,365
Capital Markets - 1.5%
GMO Financial Holdings, Inc.	14,300	69,695
Ichiyoshi Securities Co. Ltd.	12,500	67,139
IwaiCosmo Holdings, Inc.	5,000	70,248
M&A Capital Partners Co. Ltd.	2,200	30,020
Matsui Securities Co. Ltd.	56,800	296,606
Nihon M&A Center Holdings, Inc.	31,800	164,357
Okasan Securities Group, Inc.(a)	30,300	150,313
SBI Global Asset Management Co. Ltd.	13,799	57,217
Sparx Group Co. Ltd.	6,939	73,678
Strike Co. Ltd.	1,400	40,122
Tokai Tokyo Financial Holdings, Inc.	44,300	158,352
Total Capital Markets		1,177,747
Chemicals - 8.6%
ADEKA Corp.	12,800	257,655
Aica Kogyo Co. Ltd.	13,300	289,217
Arakawa Chemical Industries Ltd.	8,600	64,636
Artience Co. Ltd.(a)	8,500	177,546
Asahi Yukizai Corp.	2,600	84,695
C Uyemura & Co. Ltd.	2,600	179,572
Chugoku Marine Paints Ltd.	13,500	170,701
CI Takiron Corp.	10,500	47,976
Dai Nippon Toryo Co. Ltd.	6,500	53,460
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	63,782
Denka Co. Ltd.	12,000	161,395
DIC Corp.(a)	13,200	250,362
Fujimi, Inc.	8,000	150,939
Fujimori Kogyo Co. Ltd.	1,800	47,445
Fuso Chemical Co. Ltd.(a)	2,300	58,479
Harima Chemicals Group, Inc.	10,300	59,677
Ishihara Sangyo Kaisha Ltd.	4,800	48,460
JCU Corp.	2,300	57,121
JSP Corp.	5,117	73,545
Kaneka Corp.	8,348	219,261
Kanto Denka Kogyo Co. Ltd.	9,600	57,113
KeePer Technical Laboratory Co. Ltd.(a)	900	22,939
KH Neochem Co. Ltd.(a)	5,600	79,652
Konishi Co. Ltd.	11,200	90,583
Kumiai Chemical Industry Co. Ltd.	21,694	108,564
Kureha Corp.	7,300	126,795
Lintec Corp.	11,100	235,649
MEC Co. Ltd.	1,700	48,614
Moriroku Holdings Co. Ltd.	4,800	85,461
Nihon Nohyaku Co. Ltd.	9,400	44,236
Nippon Kayaku Co. Ltd.	26,100	199,165
Nippon Shokubai Co. Ltd.	21,500	214,719
Nippon Soda Co. Ltd.	6,000	196,195
Okura Industrial Co. Ltd.	2,500	44,029
Osaka Organic Chemical Industry Ltd.(a)	2,000	47,433
Osaka Soda Co. Ltd.(a)	1,177	79,535
PILLAR Corp.	5,500	183,607
Riken Technos Corp.	16,100	106,393
Sakai Chemical Industry Co. Ltd.	2,800	52,654
Sakata INX Corp.	6,000	67,288
Sanyo Chemical Industries Ltd.(a)	3,900	96,615
Shin-Etsu Polymer Co. Ltd.	10,000	93,746
Stella Chemifa Corp.	1,600	43,068
Sumitomo Bakelite Co. Ltd.	12,200	356,611
Sumitomo Seika Chemicals Co. Ltd.	2,500	82,681
T Hasegawa Co. Ltd.	3,600	74,972
Taiyo Holdings Co. Ltd.	8,900	188,391
Takasago International Corp.	1,900	46,478
Teijin Ltd.	16,200	134,597
Tokai Carbon Co. Ltd.(a)	25,600	146,493
Tokuyama Corp.	9,400	172,415
Toyobo Co. Ltd.	14,300	93,698
UBE Corp.	17,980	316,600
Valqua Ltd.(a)	4,800	109,362
Total Chemicals		6,562,275
Commercial Services & Supplies - 1.4%
Aeon Delight Co. Ltd.	3,800	94,138
CTS Co. Ltd.	8,400	42,298
Daiei Kankyo Co. Ltd.	4,700	79,765
Daiseki Co. Ltd.	2,140	49,755
Inui Global Logistics Co. Ltd.(a)	10,000	72,174
Itoki Corp.(a)	4,300	45,898
Japan Elevator Service Holdings Co. Ltd.	2,200	35,354
Kimura Unity Co. Ltd.	3,900	42,404
Kokuyo Co. Ltd.	14,500	243,109
Nippon Kanzai Holdings Co. Ltd.	2,500	42,133
Nippon Parking Development Co. Ltd.(a)	25,100	32,455
Okamura Corp.	13,100	183,641
Pilot Corp.	2,300	61,239
Prestige International, Inc.	7,100	30,985
Sato Holdings Corp.	3,500	46,888
Total Commercial Services & Supplies		1,102,236
Construction & Engineering - 5.0%
Asanuma Corp.	3,700	86,945
CTI Engineering Co. Ltd.	1,500	47,743
Dai-Dan Co. Ltd.	7,300	139,320
Daiho Corp.	3,000	62,477
EXEO Group, Inc.	21,600	214,778
Fudo Tetra Corp.	2,600	39,163
Hazama Ando Corp.	32,400	234,853
JDC Corp.	12,800	37,399
Kandenko Co. Ltd.	22,000	235,509
Kumagai Gumi Co. Ltd.	4,100	93,668
Kyudenko Corp.	5,000	183,793
Mirait One Corp.	8,544	111,195
Nippon Road Co. Ltd.	5,700	64,137
Nishimatsu Construction Co. Ltd.	6,800	190,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

Investments	Shares	Value
Nittoc Construction Co. Ltd.	8,800	$61,161
Okumura Corp.	5,600	174,761
Oriental Shiraishi Corp.	24,800	55,810
Penta-Ocean Construction Co. Ltd.	21,700	89,304
PS Construction Co. Ltd.	6,000	37,337
Raito Kogyo Co. Ltd.	6,800	88,773
Raiznext Corp.	4,500	51,809
Sanki Engineering Co. Ltd.	6,800	89,999
Seikitokyu Kogyo Co. Ltd.(a)	5,000	54,457
SHO-BOND Holdings Co. Ltd.(a)	3,500	125,348
Sumitomo Mitsui Construction Co. Ltd.(a)	17,740	44,113
Taihei Dengyo Kaisha Ltd.	1,700	56,434
Taikisha Ltd.	3,900	128,982
Takamatsu Construction Group Co. Ltd.	2,700	52,033
Tekken Corp.	2,900	47,125
Tess Holdings Co. Ltd.	10,300	27,917
Toa Corp.	6,700	42,443
Tobishima Corp.	4,800	44,849
Toda Corp.	29,700	194,234
Tokyu Construction Co. Ltd.	22,700	108,660
Totetsu Kogyo Co. Ltd.	3,300	65,442
Toyo Construction Co. Ltd.	5,600	50,026
Wakachiku Construction Co. Ltd.	1,900	40,100
West Holdings Corp.	3,200	51,841
Yahagi Construction Co. Ltd.	5,100	53,010
Yokogawa Bridge Holdings Corp.	6,300	106,057
Yondenko Corp.	2,400	56,248
Yurtec Corp.	9,000	83,644
Total Construction & Engineering		3,823,590
Construction Materials - 1.1%
Asia Pile Holdings Corp.	10,900	67,083
Krosaki Harima Corp.	7,900	137,118
Shinagawa Refractories Co. Ltd.	11,300	139,441
Sumitomo Osaka Cement Co. Ltd.	4,700	114,973
Taiheiyo Cement Corp.	13,600	341,395
Yotai Refractories Co. Ltd.	5,100	57,575
Total Construction Materials		857,585
Consumer Finance - 0.1%
J Trust Co. Ltd.(a)	18,800	47,567
Consumer Staples Distribution & Retail - 2.6%
Aeon Hokkaido Corp.	8,600	48,544
Ain Holdings, Inc.	2,000	74,450
Arcs Co. Ltd.	4,900	88,551
Axial Retailing, Inc.	8,700	55,436
Cawachi Ltd.	1,900	34,726
Create SD Holdings Co. Ltd.	4,500	101,128
Fuji Co. Ltd.	5,800	72,761
G-7 Holdings, Inc.	6,200	63,557
H2O Retailing Corp.	11,900	176,214
Heiwado Co. Ltd.	3,500	52,568
JM Holdings Co. Ltd.(a)	3,300	59,718
Kansai Food Market Ltd.(a)	4,900	75,453
Kato Sangyo Co. Ltd.	3,400	91,098
Life Corp.	4,400	107,771
Mitsubishi Shokuhin Co. Ltd.	8,800	298,695
Okuwa Co. Ltd.(a)	6,800	38,806
Qol Holdings Co. Ltd.	4,400	40,838
Retail Partners Co. Ltd.	2,800	30,252
San-A Co. Ltd.	3,200	100,460
United Super Markets Holdings, Inc.(a)	8,100	44,060
Valor Holdings Co. Ltd.	8,400	128,564
Yaoko Co. Ltd.(a)	2,800	169,574
Yokorei Co. Ltd.(a)	5,600	36,519
Total Consumer Staples Distribution & Retail		1,989,743
Containers & Packaging - 0.5%
FP Corp.	5,900	88,467
Fuji Seal International, Inc.	5,300	81,118
Rengo Co. Ltd.	26,281	170,485
Tomoku Co. Ltd.	2,400	42,790
Total Containers & Packaging		382,860
Distributors - 0.5%
Arata Corp.	4,300	94,361
Happinet Corp.	3,800	78,783
Optimus Group Co. Ltd.	9,000	35,528
PALTAC Corp.	4,900	133,451
Yamae Group Holdings Co. Ltd.	2,100	32,559
Total Distributors		374,682
Diversified Consumer Services - 0.3%
Aucnet, Inc.(a)	4,500	76,986
Gakkyusha Co. Ltd.	4,200	55,849
Step Co. Ltd.	5,600	66,980
Tokyo Individualized Educational Institute, Inc.(a)	22,600	59,008
Total Diversified Consumer Services		258,823
Diversified Telecommunication Services - 0.1%
U-Next Holdings Co. Ltd.	1,800	50,354
Electric Utilities - 0.2%
Hokkaido Electric Power Co., Inc.(a)	6,800	50,474
Shikoku Electric Power Co., Inc.	12,600	108,094
Total Electric Utilities		158,568
Electrical Equipment - 1.5%
Daihen Corp.	2,700	139,314
Furukawa Electric Co. Ltd.	7,126	180,476
GS Yuasa Corp.	4,600	91,136
Idec Corp.	4,500	82,609
Mabuchi Motor Co. Ltd.(a)	11,800	175,137
Nippon Carbon Co. Ltd.	2,300	74,064
Nitto Kogyo Corp.	4,300	93,560
Sanyo Denki Co. Ltd.	1,400	63,360
Sinfonia Technology Co. Ltd.	6,100	128,932
SWCC Corp.	2,600	79,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

Investments	Shares	Value
Toyo Tanso Co. Ltd.(a)	1,600	$66,940
Total Electrical Equipment		1,175,131
Electronic Equipment, Instruments & Components - 8.9%
A&D HOLON Holdings Co. Ltd.(a)	4,000	73,430
Ai Holdings Corp.(a)	7,800	115,211
Alps Alpine Co. Ltd.	29,800	284,643
Amano Corp.	17,500	451,915
Anritsu Corp.	22,700	173,997
Canon Electronics, Inc.(a)	8,400	118,016
Citizen Watch Co. Ltd.	44,800	299,391
Daishinku Corp.	6,700	29,489
Daitron Co. Ltd.	3,100	55,906
Daiwabo Holdings Co. Ltd.	8,700	155,844
Dexerials Corp.	5,000	231,661
Elematec Corp.	13,358	167,245
ESPEC Corp.	4,586	90,802
Hagiwara Electric Holdings Co. Ltd.	2,100	51,306
Hakuto Co. Ltd.(a)	8,600	274,798
Hioki EE Corp.(a)	1,700	71,758
Hochiki Corp.	3,700	51,546
Horiba Ltd.	8,800	710,083
Innotech Corp.	4,800	52,816
Iriso Electronics Co. Ltd.	2,200	41,577
Japan Aviation Electronics Industry Ltd.(a)	6,500	104,656
Jeol Ltd.	3,400	153,619
Kaga Electronics Co. Ltd.	6,600	236,740
Koa Corp.(a)	5,900	56,704
Kyosan Electric Manufacturing Co. Ltd.	11,000	49,372
Marubun Corp.	13,600	105,682
Maruwa Co. Ltd.	300	71,708
Maxell Ltd.	5,300	58,779
Meiko Electronics Co. Ltd.(a)	1,900	84,689
Nichicon Corp.	8,200	61,171
Nippon Electric Glass Co. Ltd.(a)	17,600	400,338
Nippon Signal Co. Ltd.	8,100	53,023
Nissha Co. Ltd.	6,700	84,843
Nohmi Bosai Ltd.	5,866	88,723
Oki Electric Industry Co. Ltd.	8,400	53,055
Optex Group Co. Ltd.(a)	3,700	38,895
Osaki Electric Co. Ltd.	7,100	31,073
Restar Corp.	6,600	131,089
Riken Keiki Co. Ltd.	2,500	65,585
RYODEN Corp.	5,000	85,944
Sanshin Electronics Co. Ltd.	5,400	73,987
Santec Holdings Corp.	2,600	140,134
Satori Electric Co. Ltd.(a)	3,000	37,598
Shibaura Electronics Co. Ltd.	3,400	68,059
Siix Corp.(a)	4,800	38,314
Sumida Corp.(a)	9,000	64,342
Sun-Wa Technos Corp.	4,900	69,604
Suzuden Corp.(a)	7,700	94,778
Tachibana Eletech Co. Ltd.	5,700	108,430
Takachiho Koheki Co. Ltd.	3,400	82,960
TAKEBISHI Corp.	3,600	50,959
Tokyo Electron Device Ltd.(a)	5,700	151,660
Tomen Devices Corp.	1,700	79,790
Topcon Corp.	14,600	163,054
Yokowo Co. Ltd.	3,800	49,538
Total Electronic Equipment, Instruments & Components		6,790,329
Energy Equipment & Services - 0.1%
Toyo Kanetsu KK	1,900	46,360
Entertainment - 0.3%
Daiichikosho Co. Ltd.	18,100	186,390
Marvelous, Inc.	15,300	61,729
Total Entertainment		248,119
Financial Services - 0.6%
eGuarantee, Inc.	4,300	38,760
Financial Partners Group Co. Ltd.	17,000	236,516
Japan Investment Adviser Co. Ltd.	4,200	42,272
Japan Securities Finance Co. Ltd.	12,900	128,070
Total Financial Services		445,618
Food Products - 4.0%
Ariake Japan Co. Ltd.(a)	2,900	94,287
Chubu Shiryo Co. Ltd.	4,600	46,355
DyDo Group Holdings, Inc.	1,600	26,637
Ezaki Glico Co. Ltd.(a)	5,300	137,755
Feed One Co. Ltd.	5,700	33,805
Fuji Oil Holdings, Inc.	7,851	137,170
Fujicco Co. Ltd.	3,100	35,806
Hokuto Corp.	2,900	34,253
House Foods Group, Inc.	5,800	102,616
Itoham Yonekyu Holdings, Inc.	6,980	186,368
Kagome Co. Ltd.	7,000	142,211
Kakiyasu Honten Co. Ltd.	3,000	48,172
Kameda Seika Co. Ltd.(a)	1,300	34,306
Kewpie Corp.	11,100	220,744
Kyokuyo Co. Ltd.(a)	1,900	48,250
Maruha Nichiro Corp.	8,200	160,931
Megmilk Snow Brand Co. Ltd.	7,500	121,270
Mitsui DM Sugar Holdings Co. Ltd.	7,700	162,272
Morinaga & Co. Ltd.	7,300	112,953
Morinaga Milk Industry Co. Ltd.	9,100	190,701
Nippn Corp.(a)	8,500	123,384
Nisshin Oillio Group Ltd.	7,000	210,618
Nissui Corp.	35,500	190,410
Prima Meat Packers Ltd.	6,300	93,290
Riken Vitamin Co. Ltd.	6,300	108,407
S Foods, Inc.	3,500	63,229
Sakata Seed Corp.	2,700	57,824
Showa Sangyo Co. Ltd.	3,000	58,653
Starzen Co. Ltd.	3,600	67,363
Warabeya Nichiyo Holdings Co. Ltd.(a)	2,100	29,882
Total Food Products		3,079,922
Gas Utilities - 1.0%
Hokkaido Gas Co. Ltd.	3,100	66,390
Nippon Gas Co. Ltd.	21,500	323,115
Saibu Gas Holdings Co. Ltd.	7,100	88,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

Investments	Shares	Value
Shizuoka Gas Co. Ltd.	5,600	$33,316
Toho Gas Co. Ltd.	9,900	240,207
Total Gas Utilities		751,833
Ground Transportation - 1.1%
Alps Logistics Co. Ltd.(a)	3,900	138,679
Fukuyama Transporting Co. Ltd.(a)	2,300	56,764
Ichinen Holdings Co. Ltd.	4,500	48,396
Keikyu Corp.	7,300	53,345
Maruzen Showa Unyu Co. Ltd.	2,700	91,981
Nankai Electric Railway Co. Ltd.	2,900	48,153
Nikkon Holdings Co. Ltd.	8,500	192,288
Nishi-Nippon Railroad Co. Ltd.(a)	3,700	59,286
Sakai Moving Service Co. Ltd.	2,500	39,600
Sotetsu Holdings, Inc.	4,800	72,734
Total Ground Transportation		801,226
Health Care Equipment & Supplies - 1.7%
Eiken Chemical Co. Ltd.(a)	6,400	89,121
Hogy Medical Co. Ltd.(a)	2,300	56,406
Japan Lifeline Co. Ltd.	16,800	118,329
Mani, Inc.	7,200	88,847
Menicon Co. Ltd.(a)	4,800	39,418
Mizuho Medy Co. Ltd.(a)	9,200	92,766
Nagaileben Co. Ltd.	4,300	70,651
Nakanishi, Inc.	5,600	88,843
Nihon Kohden Corp.	13,600	196,484
Nipro Corp.	11,023	86,445
Paramount Bed Holdings Co. Ltd.	6,606	111,661
PHC Holdings Corp.(a)	25,800	188,295
Shofu, Inc.	1,800	52,369
Total Health Care Equipment & Supplies		1,279,635
Health Care Providers & Services - 1.0%
As One Corp.	7,800	139,019
France Bed Holdings Co. Ltd.	6,500	51,156
HU Group Holdings, Inc.(a)	11,700	170,852
Ship Healthcare Holdings, Inc.	7,518	110,999
Solasto Corp.	16,100	46,641
Toho Holdings Co. Ltd.	3,300	86,244
Tokai Corp.	4,500	64,677
Vital KSK Holdings, Inc.	13,000	109,990
Total Health Care Providers & Services		779,578
Health Care Technology - 0.0%
EM Systems Co. Ltd.	7,000	26,501
Hotels, Restaurants & Leisure - 2.0%
Create Restaurants Holdings, Inc.	8,100	55,390
Curves Holdings Co. Ltd.	6,700	32,613
Doutor Nichires Holdings Co. Ltd.	4,700	65,448
Food & Life Cos. Ltd.	4,200	67,976
Heiwa Corp.	23,400	301,410
Hiday Hidaka Corp.	2,522	47,113
Ichibanya Co. Ltd.	14,900	102,446
KFC Holdings Japan Ltd.	2,300	92,795
KOMEDA Holdings Co. Ltd.	5,700	96,311
Koshidaka Holdings Co. Ltd.(a)	3,800	20,457
Kyoritsu Maintenance Co. Ltd.(a)	1,800	33,570
Monogatari Corp.(a)	1,600	33,768
Ohsho Food Service Corp.	2,900	155,763
Resorttrust, Inc.	10,300	152,778
Round One Corp.	14,600	74,969
Royal Holdings Co. Ltd.(a)	2,400	37,941
Saizeriya Co. Ltd.	1,100	37,474
St. Marc Holdings Co. Ltd.	4,200	57,911
Tokyotokeiba Co. Ltd.(a)	2,400	60,500
Total Hotels, Restaurants & Leisure		1,526,633
Household Durables - 2.4%
Casio Computer Co. Ltd.	37,900	283,084
ES-Con Japan Ltd.	18,000	118,389
Eslead Corp.	3,100	86,625
Fuji Corp. Ltd.	10,900	55,157
Fujitsu General Ltd.	5,600	72,654
Hoosiers Holdings Co. Ltd.	12,300	88,622
JVCKenwood Corp.	19,600	113,560
Ki-Star Real Estate Co. Ltd.	3,100	67,739
Meiwa Estate Co. Ltd.(a)	6,100	36,215
Pressance Corp.	7,117	86,629
Sangetsu Corp.	16,600	307,625
Tama Home Co. Ltd.(a)	9,600	233,644
Tamron Co. Ltd.(a)	8,600	222,672
Zojirushi Corp.(a)	6,300	60,587
Total Household Durables		1,833,202
Household Products - 0.5%
Earth Corp.(a)	2,200	66,057
Pigeon Corp.(a)	23,600	213,392
ST Corp.	6,800	66,495
Transaction Co. Ltd.	3,100	37,252
Total Household Products		383,196
Industrial Conglomerates - 0.4%
Gakken Holdings Co. Ltd.	6,700	44,067
Mie Kotsu Group Holdings, Inc.	8,600	32,345
Nisshinbo Holdings, Inc.(a)	15,000	100,196
TOKAI Holdings Corp.	14,600	89,310
Total Industrial Conglomerates		265,918
Insurance - 0.1%
FP Partner, Inc.	2,900	52,732
Interactive Media & Services - 0.7%
Infocom Corp.	4,700	177,061
Kakaku.com, Inc.	24,500	321,138
Total Interactive Media & Services		498,199
IT Services - 2.0%
Base Co. Ltd.	1,800	31,902
Business Brain Showa-Ota, Inc.	2,900	40,545
Business Engineering Corp.	1,700	39,948
Comture Corp.	2,900	32,901
DTS Corp.	7,600	199,142
Future Corp.(a)	9,400	89,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

Investments	Shares	Value
ID Holdings Corp.	4,600	$42,465
JBCC Holdings, Inc.	3,300	74,879
Mitsubishi Research Institute, Inc.	2,300	71,062
NEC Networks & System Integration Corp.	13,900	211,101
NET One Systems Co. Ltd.	11,800	216,253
NSD Co. Ltd.	13,600	260,823
Simplex Holdings, Inc.	2,400	42,298
TDC Soft, Inc.	8,800	67,398
TechMatrix Corp.	3,000	37,337
Uchida Yoko Co. Ltd.	1,900	98,862
Total IT Services		1,556,206
Leisure Products - 0.8%
Daikoku Denki Co. Ltd.(a)	1,700	43,013
Furyu Corp.	3,600	23,588
GLOBERIDE, Inc.	3,700	49,223
Mizuno Corp.	1,900	93,547
Roland Corp.(a)	4,400	110,643
Tomy Co. Ltd.	9,500	187,094
Universal Entertainment Corp.*(a)	6,200	60,744
Yonex Co. Ltd.	3,400	41,279
Total Leisure Products		609,131
Life Sciences Tools & Services - 0.1%
Shin Nippon Biomedical Laboratories Ltd.(a)	4,900	43,377
Machinery - 6.8%
Aida Engineering Ltd.	7,100	40,210
Alinco, Inc.	5,200	35,462
Anest Iwata Corp.	6,200	63,364
Bando Chemical Industries Ltd.	8,200	102,054
CKD Corp.	7,100	140,358
Daihatsu Diesel Manufacturing Co. Ltd.	4,900	50,353
DMG Mori Co. Ltd.(a)	17,100	444,030
Fujitec Co. Ltd.	5,100	136,203
Fukushima Galilei Co. Ltd.	1,500	62,010
Furukawa Co. Ltd.	2,800	32,724
Glory Ltd.	4,100	71,456
Harmonic Drive Systems, Inc.	2,100	59,400
Hitachi Zosen Corp.	11,335	74,129
Hokuetsu Industries Co. Ltd.(a)	3,400	50,474
Hosokawa Micron Corp.	1,300	34,145
Iwaki Co. Ltd.	2,800	49,730
Japan Steel Works Ltd.	4,803	127,883
Kitz Corp.(a)	13,600	96,128
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,700	57,779
Makino Milling Machine Co. Ltd.	1,700	71,335
Max Co. Ltd.	6,400	152,978
Meidensha Corp.	3,000	68,072
METAWATER Co. Ltd.	3,700	44,807
Mitsubishi Logisnext Co. Ltd.(a)	3,600	35,830
Mitsuboshi Belting Ltd.	8,200	230,666
Morita Holdings Corp.	3,900	45,362
Nabtesco Corp.(a)	10,100	171,284
Nachi-Fujikoshi Corp.	2,100	45,822
Nikkiso Co. Ltd.	5,900	42,253
Nippon Thompson Co. Ltd.	13,400	52,730
Nissei ASB Machine Co. Ltd.(a)	1,300	44,853
Nomura Micro Science Co. Ltd.(a)	3,600	96,680
Noritake Co. Ltd.	4,900	121,388
NTN Corp.	44,000	87,612
Obara Group, Inc.(a)	3,800	98,626
Oiles Corp.	4,800	69,676
OKUMA Corp.	4,400	198,254
Organo Corp.	1,800	92,428
OSG Corp.	15,900	193,585
Rheon Automatic Machinery Co. Ltd.	3,600	38,493
Ryobi Ltd.(a)	3,700	52,719
Shibaura Machine Co. Ltd.(a)	2,700	64,705
Shibuya Corp.	2,300	51,044
Shinmaywa Industries Ltd.	8,200	72,335
Shinwa Co. Ltd.	2,200	40,264
Sodick Co. Ltd.(a)	8,300	37,460
Star Micronics Co. Ltd.(a)	5,800	76,043
Tadano Ltd.(a)	3,800	26,753
Takeuchi Manufacturing Co. Ltd.	4,800	167,997
Takuma Co. Ltd.	11,600	119,202
Techno Smart Corp.	3,700	39,677
Teikoku Electric Manufacturing Co. Ltd.	3,500	54,852
Tocalo Co. Ltd.	10,400	133,055
Torishima Pump Manufacturing Co. Ltd.	3,900	76,977
Tsubakimoto Chain Co.	5,600	216,884
Tsugami Corp.	6,600	63,760
Union Tool Co.(a)	1,400	55,091
YAMABIKO Corp.	4,900	69,513
Total Machinery		5,148,957
Marine Transportation - 0.4%
Iino Kaiun Kaisha Ltd.	24,700	196,544
NS United Kaiun Kaisha Ltd.(a)	4,400	138,406
Total Marine Transportation		334,950
Media - 0.7%
Carta Holdings, Inc.(a)	6,000	60,015
Intage Holdings, Inc.(a)	6,500	60,572
Macromill, Inc.(a)	8,100	42,801
Proto Corp.	5,300	48,730
SKY Perfect JSAT Holdings, Inc.	37,400	201,810
ValueCommerce Co. Ltd.(a)	6,400	46,908
Zenrin Co. Ltd.	10,200	59,541
Total Media		520,377
Metals & Mining - 4.4%
Aichi Steel Corp.	2,100	46,149
ARE Holdings, Inc.	15,500	202,253
Daido Steel Co. Ltd.	53,900	497,585
Daiki Aluminium Industry Co. Ltd.(a)	10,200	80,656
Dowa Holdings Co. Ltd.	5,900	209,394
Godo Steel Ltd.	6,600	210,481
Kurimoto Ltd.	2,500	72,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

Investments	Shares	Value
Kyoei Steel Ltd.	12,400	$161,572
Mitsubishi Materials Corp.	16,200	297,191
Mitsubishi Steel Manufacturing Co. Ltd.	5,700	53,400
Mitsui Mining & Smelting Co. Ltd.	12,600	402,533
Nakayama Steel Works Ltd.	18,900	110,796
Nippon Denko Co. Ltd.(a)	15,000	27,229
Nippon Light Metal Holdings Co. Ltd.	2,900	32,469
Nippon Yakin Kogyo Co. Ltd.(a)	5,600	159,095
OSAKA Titanium Technologies Co. Ltd.(a)	2,000	34,415
Sanyo Special Steel Co. Ltd.	6,800	89,956
Toho Titanium Co. Ltd.(a)	3,800	33,875
Tokyo Steel Manufacturing Co. Ltd.	22,800	231,175
Tokyo Tekko Co. Ltd.	2,400	75,793
Topy Industries Ltd.	6,200	95,933
UACJ Corp.	8,300	198,393
Total Metals & Mining		3,323,155
Oil, Gas & Consumable Fuels - 0.7%
Itochu Enex Co. Ltd.	25,300	239,222
Sala Corp.	10,600	57,264
San-Ai Obbli Co. Ltd.	17,900	229,564
Total Oil, Gas & Consumable Fuels		526,050
Paper & Forest Products - 0.2%
Daio Paper Corp.(a)	9,600	53,126
Hokuetsu Corp.(a)	12,300	80,899
Tokushu Tokai Paper Co. Ltd.	1,600	36,902
Total Paper & Forest Products		170,927
Personal Care Products - 0.6%
Fancl Corp.(a)	8,000	136,765
Mandom Corp.	6,100	45,846
Noevir Holdings Co. Ltd.	7,100	248,937
Total Personal Care Products		431,548
Pharmaceuticals - 1.1%
Daito Pharmaceutical Co. Ltd.(a)	2,400	33,271
Fuji Pharma Co. Ltd.	3,400	31,620
Kyorin Pharmaceutical Co. Ltd.	7,800	82,529
Mochida Pharmaceutical Co. Ltd.	4,200	81,332
Sawai Group Holdings Co. Ltd.	4,800	195,061
Towa Pharmaceutical Co. Ltd.	4,700	85,872
Tsumura & Co.	7,600	193,945
ZERIA Pharmaceutical Co. Ltd.	7,600	99,831
Total Pharmaceuticals		803,461
Professional Services - 2.1%
Altech Corp.	3,750	58,793
Bell System24 Holdings, Inc.	12,100	120,203
Careerlink Co. Ltd.	2,600	39,971
Dip Corp.	4,100	69,735
en Japan, Inc.	4,700	76,463
Forum Engineering, Inc.	8,600	48,330
FULLCAST Holdings Co. Ltd.	4,200	37,885
Funai Soken Holdings, Inc.(a)	4,040	57,589
IR Japan Holdings Ltd.	3,400	25,617
JAC Recruitment Co. Ltd.	23,500	96,127
Matching Service Japan Co. Ltd.	5,100	33,797
MEITEC Group Holdings, Inc.	13,700	277,475
Nomura Co. Ltd.	10,900	59,088
Open Up Group, Inc.(a)	7,300	90,172
Pasona Group, Inc.(a)	2,900	38,003
Quick Co. Ltd.	3,600	49,638
TechnoPro Holdings, Inc.(a)	7,800	127,770
TKC Corp.	5,500	118,473
Transcosmos, Inc.	5,300	114,165
World Holdings Co. Ltd.	2,600	34,977
Total Professional Services		1,574,271
Real Estate Management & Development - 2.5%
Aoyama Zaisan Networks Co. Ltd.	6,000	57,292
Arealink Co. Ltd.	3,600	38,873
Dear Life Co. Ltd.(a)	14,500	86,535
Good Com Asset Co. Ltd.	5,700	28,985
Grandy House Corp.	12,000	45,058
Heiwa Real Estate Co. Ltd.	6,800	165,709
Ichigo, Inc.	52,300	130,376
Japan Property Management Center Co. Ltd.	6,100	45,619
JINUSHI Co. Ltd.	2,900	48,297
Katitas Co. Ltd.	7,800	84,517
Keihanshin Building Co. Ltd.	5,100	53,105
LA Holdings Co. Ltd.(a)	2,000	53,587
Loadstar Capital KK	3,400	59,182
Mirarth Holdings, Inc.	25,000	80,505
Raysum Co. Ltd.	3,100	66,294
Relo Group, Inc.	13,800	146,871
Samty Holdings Co. Ltd.	10,500	162,010
Starts Corp., Inc.	11,600	244,822
Sun Frontier Fudousan Co. Ltd.	10,300	128,958
Tosei Corp.	10,400	157,106
Total Real Estate Management & Development		1,883,701
Semiconductors & Semiconductor Equipment - 2.4%
Ferrotec Holdings Corp.(a)	7,300	125,751
Furuya Metal Co. Ltd.(a)	2,400	65,200
Japan Material Co. Ltd.	4,000	55,054
Micronics Japan Co. Ltd.	4,200	174,674
Mitsui High-Tec, Inc.(a)	1,800	70,328
Optorun Co. Ltd.	4,900	61,532
Rorze Corp.	800	157,901
Shibaura Mechatronics Corp.	2,300	121,248
Shindengen Electric Manufacturing Co. Ltd.	2,700	49,700
Tokyo Seimitsu Co. Ltd.	7,200	550,317
Towa Corp.(a)	800	56,098
Ulvac, Inc.	4,100	267,879
Yamaichi Electronics Co. Ltd.	4,600	95,226
Total Semiconductors & Semiconductor Equipment		1,850,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

Investments	Shares	Value
Software - 0.9%
Computer Engineering & Consulting Ltd.	4,600	$61,225
Cresco Ltd.	6,200	51,378
Digital Arts, Inc.	1,400	39,252
Fuji Soft, Inc.(a)	3,600	162,477
Fukui Computer Holdings, Inc.	2,400	37,672
I'll, Inc.(a)	1,290	19,840
Justsystems Corp.	2,000	37,424
Miroku Jyoho Service Co. Ltd.	6,200	76,507
Systena Corp.	68,100	132,932
UNITED, Inc.	11,500	57,693
WingArc1st, Inc.	2,400	40,462
Total Software		716,862
Specialty Retail - 4.3%
Adastria Co. Ltd.	6,022	136,081
Alleanza Holdings Co. Ltd.	5,600	40,070
Alpen Co. Ltd.(a)	4,200	53,290
AOKI Holdings, Inc.	14,100	117,193
Aoyama Trading Co. Ltd.	5,300	49,224
ARCLANDS Corp.	7,279	87,967
Asahi Co. Ltd.	8,400	80,783
Autobacs Seven Co. Ltd.	17,600	170,136
Bic Camera, Inc.(a)	10,100	96,253
DCM Holdings Co. Ltd.	21,000	190,601
EDION Corp.	13,000	131,325
Geo Holdings Corp.	2,000	20,801
Hard Off Corp. Co. Ltd.	4,200	54,334
Honeys Holdings Co. Ltd.(a)	5,700	56,057
IDOM, Inc.	19,300	167,732
Joshin Denki Co. Ltd.	3,400	55,990
Joyful Honda Co. Ltd.(a)	6,900	95,740
K's Holdings Corp.	25,600	240,706
Kohnan Shoji Co. Ltd.	3,400	88,245
Kojima Co. Ltd.(a)	6,800	41,089
Komehyo Holdings Co. Ltd.(a)	1,300	36,246
Komeri Co. Ltd.(a)	3,400	73,872
KU Holdings Co. Ltd.	5,600	45,988
Nafco Co. Ltd.(a)	2,500	47,635
New Art Holdings Co. Ltd.	6,300	67,715
Nextage Co. Ltd.(a)	5,000	74,692
Nishimatsuya Chain Co. Ltd.	3,900	51,908
Nissan Tokyo Sales Holdings Co. Ltd.	16,700	52,531
Nojima Corp.	9,300	93,254
PAL GROUP Holdings Co. Ltd.	8,500	95,801
Scroll Corp.	15,200	102,618
T-Gaia Corp.	9,700	183,918
United Arrows Ltd.	3,600	44,513
VT Holdings Co. Ltd.	20,454	64,849
World Co. Ltd.	8,300	108,768
Xebio Holdings Co. Ltd.	5,600	41,462
Yellow Hat Ltd.	10,400	148,701
Total Specialty Retail		3,308,088
Technology Hardware, Storage & Peripherals - 0.5%
Elecom Co. Ltd.	9,200	93,338
MCJ Co. Ltd.	12,600	118,355
Riso Kagaku Corp.	6,100	128,743
Toshiba TEC Corp.	3,000	64,155
Total Technology Hardware, Storage & Peripherals		404,591
Textiles, Apparel & Luxury Goods - 1.3%
Baroque Japan Ltd.(a)	14,100	70,386
Descente Ltd.	2,800	58,747
Fujibo Holdings, Inc.(a)	1,700	52,947
Gunze Ltd.	2,400	85,938
Japan Wool Textile Co. Ltd.	7,100	60,071
Kurabo Industries Ltd.	2,600	80,735
Morito Co. Ltd.	7,400	68,728
Onward Holdings Co. Ltd.	24,239	93,725
Seiko Group Corp.(a)	5,600	171,105
Wacoal Holdings Corp.(a)	6,300	176,084
Yondoshi Holdings, Inc.(a)	6,800	82,432
Total Textiles, Apparel & Luxury Goods		1,000,898
Trading Companies & Distributors - 3.7%
Advan Group Co. Ltd.	8,400	50,966
Alconix Corp.	4,400	42,780
Chori Co. Ltd.	4,200	93,473
Daiichi Jitsugyo Co. Ltd.	4,500	68,006
Hanwa Co. Ltd.	6,600	252,741
Inaba Denki Sangyo Co. Ltd.	9,800	238,816
Inabata & Co. Ltd.	9,000	197,501
Japan Pulp & Paper Co. Ltd.	1,300	49,136
Kamei Corp.	4,400	64,827
Kanaden Corp.	3,600	37,866
Kanamoto Co. Ltd.	3,600	66,378
Kanematsu Corp.	15,400	257,911
KPP Group Holdings Co. Ltd.	7,400	37,262
Kyokuto Boeki Kaisha Ltd.	3,900	43,640
MARUKA FURUSATO Corp.	1,900	25,407
Mitsui Matsushima Holdings Co. Ltd.(a)	5,600	176,501
Nagase & Co. Ltd.	11,500	225,124
Nichiden Corp.	3,500	78,220
Nishio Holdings Co. Ltd.	3,600	92,428
Onoken Co. Ltd.	3,900	41,022
Sanyo Trading Co. Ltd.	3,900	39,107
Sato Shoji Corp.	4,700	50,080
Seika Corp.	2,300	63,198
Senshu Electric Co. Ltd.	2,400	80,418
Shinsho Corp.	2,000	98,471
Trusco Nakayama Corp.(a)	5,700	87,240
Wakita & Co. Ltd.	3,900	41,895
Yamazen Corp.	13,200	116,442
Yuasa Trading Co. Ltd.	3,800	133,943
Total Trading Companies & Distributors		2,850,799
Transportation Infrastructure - 0.4%
Mitsubishi Logistics Corp.	5,800	190,377
Nissin Corp.	3,500	103,894
Total Transportation Infrastructure		294,271
Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	8,500	207,401
TOTAL COMMON STOCKS (Cost: $71,690,879)		75,812,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.7%
United States - 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $5,111,210)	5,111,210	$5,111,210
TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $76,802,089)		80,923,943
Other Assets less Liabilities - (6.0)%		(4,575,889)
NET ASSETS - 100.0%		$76,348,054

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $10,548,642 and the total market value of the collateral held by the Fund was $11,238,301. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,127,091.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	2,376,129,297	JPY	14,773,469	USD	$185	$—
Bank of America NA	7/3/2024	14,773,469	USD	2,311,375,705	JPY	402,423	—
Bank of America NA	8/5/2024	15,267,916	USD	2,443,381,088	JPY	—	(253)
Barclays Bank PLC	7/3/2024	2,376,114,202	JPY	14,773,467	USD	93	—
Barclays Bank PLC	8/5/2024	15,267,914	USD	2,443,370,081	JPY	—	(186)
Goldman Sachs	7/3/2024	14,773,469	USD	2,311,390,479	JPY	402,331	—
HSBC Holdings PLC	7/3/2024	2,376,114,524	JPY	14,773,469	USD	93	—
HSBC Holdings PLC	7/3/2024	14,773,467	USD	2,311,384,256	JPY	402,367	—
HSBC Holdings PLC	8/5/2024	15,267,916	USD	2,443,370,401	JPY	—	(186)
JPMorgan Chase Bank NA	7/3/2024	2,376,123,388	JPY	14,773,469	USD	148	—
JPMorgan Chase Bank NA	7/3/2024	14,773,469	USD	2,311,359,454	JPY	402,524	—
JPMorgan Chase Bank NA	8/5/2024	15,267,916	USD	2,443,381,088	JPY	—	(253)
Royal Bank of Canada	7/3/2024	2,376,099,750	JPY	14,773,469	USD	1	—
Royal Bank of Canada	7/3/2024	14,773,469	USD	2,311,391,528	JPY	402,324	—
Royal Bank of Canada	8/5/2024	15,267,916	USD	2,443,353,606	JPY	—	(81)
						$2,012,489	$(959)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$75,812,733	$—	$—	$75,812,733
Investment of Cash Collateral for Securities Loaned	—	5,111,210	—	5,111,210
Total Investments in Securities	$75,812,733	$5,111,210	$—	$80,923,943
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,012,489	$—	$2,012,489
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(959)	$—	$(959)
Total - Net	$75,812,733	$7,122,740	$—	$82,935,473

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.4%
Japan - 99.4%
Air Freight & Logistics - 1.1%
AIT Corp.	17,400	$200,328
AZ-COM MARUWA Holdings, Inc.	13,500	98,107
Hamakyorex Co. Ltd.	6,200	169,781
Konoike Transport Co. Ltd.	17,600	262,370
Mitsui-Soko Holdings Co. Ltd.	13,900	412,610
Sankyu, Inc.	16,400	559,513
SBS Holdings, Inc.	11,500	191,595
Senko Group Holdings Co. Ltd.	41,456	290,445
Shibusawa Warehouse Co. Ltd.	9,600	195,151
Trancom Co. Ltd.	2,100	85,509
Total Air Freight & Logistics		2,465,409
Automobile Components - 3.9%
Aisan Industry Co. Ltd.	42,400	369,017
Daikyonishikawa Corp.	50,900	222,446
Eagle Industry Co. Ltd.	28,200	337,993
Exedy Corp.	25,925	475,114
Fujikura Composites, Inc.	15,900	137,393
FuKoKu Co. Ltd.	14,700	209,909
Futaba Industrial Co. Ltd.	35,000	192,124
G-Tekt Corp.	19,000	231,151
Ichikoh Industries Ltd.	36,400	123,098
KYB Corp.	25,000	842,347
Musashi Seimitsu Industry Co. Ltd.	13,200	154,517
NHK Spring Co. Ltd.	96,500	961,941
Nichirin Co. Ltd.	9,600	213,950
Pacific Industrial Co. Ltd.	22,400	209,991
Press Kogyo Co. Ltd.	77,900	314,293
Seiren Co. Ltd.(a)	24,411	364,056
Shoei Co. Ltd.(a)	26,100	318,016
Sumitomo Riko Co. Ltd.	29,900	275,840
Tachi-S Co. Ltd.	33,500	409,222
Tokai Rika Co. Ltd.	48,158	646,058
Topre Corp.	17,400	228,560
Toyo Tire Corp.(a)	100,000	1,596,730
Unipres Corp.	22,300	185,625
Total Automobile Components		9,019,391
Banks - 7.3%
77 Bank Ltd.	29,900	831,795
Aichi Financial Group, Inc.	19,500	325,606
Akita Bank Ltd.	8,400	139,269
Awa Bank Ltd.	12,375	217,405
Bank of Iwate Ltd.	7,900	140,752
Bank of Nagoya Ltd.	6,769	326,120
Bank of Saga Ltd.	9,000	152,574
Bank of the Ryukyus Ltd.	25,708	205,683
Chugin Financial Group, Inc.	62,500	655,267
Daishi Hokuetsu Financial Group, Inc.	18,655	594,928
Ehime Bank Ltd.	15,699	128,239
FIDEA Holdings Co. Ltd.	11,380	117,224
First Bank of Toyama Ltd.	35,200	278,344
Fukui Bank Ltd.	11,048	158,721
Gunma Bank Ltd.	225,800	1,441,605
Hirogin Holdings, Inc.	128,400	992,175
Hokuhoku Financial Group, Inc.	33,700	432,930
Hyakugo Bank Ltd.	116,700	502,029
Hyakujushi Bank Ltd.	17,000	359,319
Iyogin Holdings, Inc.	72,000	666,691
Juroku Financial Group, Inc.	15,000	444,330
Keiyo Bank Ltd.	55,042	300,428
Kiyo Bank Ltd.(a)	21,990	256,181
Miyazaki Bank Ltd.	10,900	240,551
Musashino Bank Ltd.	22,600	460,121
Nanto Bank Ltd.	17,000	376,756
Nishi-Nippon Financial Holdings, Inc.	54,100	681,379
North Pacific Bank Ltd.	127,015	420,067
Ogaki Kyoritsu Bank Ltd.	17,642	250,932
Oita Bank Ltd.	10,400	230,163
Okinawa Financial Group, Inc.	8,780	144,150
Procrea Holdings, Inc.(a)	8,662	105,327
San ju San Financial Group, Inc.	18,000	240,022
San-In Godo Bank Ltd.	66,900	595,970
Senshu Ikeda Holdings, Inc.	133,640	332,314
Shiga Bank Ltd.	18,684	489,575
Shikoku Bank Ltd.	20,300	153,834
Suruga Bank Ltd.(a)	71,600	470,479
Toho Bank Ltd.	76,600	157,143
Tokyo Kiraboshi Financial Group, Inc.	17,800	528,932
TOMONY Holdings, Inc.	58,377	153,146
Yamagata Bank Ltd.	14,300	107,921
Yamaguchi Financial Group, Inc.	77,800	882,904
Yamanashi Chuo Bank Ltd.	18,800	245,664
Total Banks		16,934,965
Beverages - 0.3%
Takara Holdings, Inc.	116,411	789,534
Biotechnology - 0.1%
Takara Bio, Inc.	47,800	328,057
Broadline Retail - 0.8%
ASKUL Corp.	18,330	248,981
Belluna Co. Ltd.	36,184	172,755
Izumi Co. Ltd.	30,900	617,961
Mr. Max Holdings Ltd.	35,900	152,652
Seria Co. Ltd.	31,400	569,596
Total Broadline Retail		1,761,945
Building Products - 1.6%
Bunka Shutter Co. Ltd.	32,100	351,412
Central Glass Co. Ltd.	10,286	239,470
Kondotec, Inc.	19,500	170,440
Nichias Corp.	26,413	775,018
Nichiha Corp.	10,100	215,047
Nippon Aqua Co. Ltd.	14,900	86,328
Nitto Boseki Co. Ltd.(a)	5,700	229,970
Noritz Corp.(a)	17,900	195,514
Okabe Co. Ltd.	22,600	109,024
Shin Nippon Air Technologies Co. Ltd.	12,200	302,232
Takara Standard Co. Ltd.	16,131	173,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2024

Investments	Shares	Value
Takasago Thermal Engineering Co. Ltd.(a)	21,672	$770,632
Total Building Products		3,619,072
Capital Markets - 1.4%
GMO Financial Holdings, Inc.	42,500	207,137
Ichiyoshi Securities Co. Ltd.	24,988	134,214
IwaiCosmo Holdings, Inc.	16,600	233,221
M&A Capital Partners Co. Ltd.	6,300	85,966
Matsui Securities Co. Ltd.	171,300	894,517
Nihon M&A Center Holdings, Inc.	95,000	491,004
Okasan Securities Group, Inc.(a)	87,700	435,065
SBI Global Asset Management Co. Ltd.	38,144	158,163
Sparx Group Co. Ltd.	21,900	232,533
Tokai Tokyo Financial Holdings, Inc.	128,100	457,898
Total Capital Markets		3,329,718
Chemicals - 8.5%
ADEKA Corp.	38,625	777,494
Aica Kogyo Co. Ltd.	40,515	881,024
Artience Co. Ltd.(a)	24,302	507,614
Asahi Yukizai Corp.	7,900	257,342
C Uyemura & Co. Ltd.	8,100	559,437
Chugoku Marine Paints Ltd.	39,700	501,988
CI Takiron Corp.	33,600	153,525
Dai Nippon Toryo Co. Ltd.	23,600	194,099
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,342	262,400
Denka Co. Ltd.	36,000	484,185
DIC Corp.(a)	37,900	718,842
Fujimi, Inc.	26,900	507,531
Fujimori Kogyo Co. Ltd.	3,800	100,162
Fuso Chemical Co. Ltd.(a)	7,500	190,694
Harima Chemicals Group, Inc.	30,700	177,871
Ishihara Sangyo Kaisha Ltd.	14,900	150,426
JCU Corp.	6,800	168,880
JSP Corp.	15,923	228,857
Kaneka Corp.	25,500	669,759
Kanto Denka Kogyo Co. Ltd.	28,600	170,149
KeePer Technical Laboratory Co. Ltd.(a)	3,000	76,464
KH Neochem Co. Ltd.(a)	18,400	261,713
Konishi Co. Ltd.(a)	34,400	278,220
Kumiai Chemical Industry Co. Ltd.	64,424	322,400
Kureha Corp.	21,492	373,298
Lintec Corp.	33,765	716,819
MEC Co. Ltd.(a)	5,100	145,841
Moriroku Holdings Co. Ltd.	14,700	261,723
Nihon Nohyaku Co. Ltd.	29,900	140,708
Nippon Kayaku Co. Ltd.	74,500	568,499
Nippon Shokubai Co. Ltd.	61,700	616,195
Nippon Soda Co. Ltd.	18,018	589,175
Okura Industrial Co. Ltd.	7,500	132,087
Osaka Organic Chemical Industry Ltd.(a)	6,300	149,413
Osaka Soda Co. Ltd.(a)	3,600	243,267
PILLAR Corp.	16,400	547,482
Riken Technos Corp.	48,400	319,838
Sakai Chemical Industry Co. Ltd.	10,700	201,215
Sakata INX Corp.	13,700	153,642
Sanyo Chemical Industries Ltd.	12,735	315,485
Shin-Etsu Polymer Co. Ltd.	31,800	298,113
Stella Chemifa Corp.	5,300	142,664
Sumitomo Bakelite Co. Ltd.	36,036	1,053,346
Sumitomo Seika Chemicals Co. Ltd.	7,300	241,427
T Hasegawa Co. Ltd.	11,000	229,081
Taiyo Holdings Co. Ltd.	26,682	564,791
Takasago International Corp.	4,900	119,865
Tayca Corp.(a)	8,100	81,675
Teijin Ltd.	49,500	411,269
Tokai Carbon Co. Ltd.(a)	79,000	452,067
Tokuyama Corp.	28,800	528,251
Toyobo Co. Ltd.	38,953	255,231
UBE Corp.	55,093	970,104
Valqua Ltd.(a)	15,737	358,549
Total Chemicals		19,782,196
Commercial Services & Supplies - 1.4%
Aeon Delight Co. Ltd.	12,400	307,187
CTS Co. Ltd.	27,600	138,978
Daiei Kankyo Co. Ltd.	14,100	239,295
Daiseki Co. Ltd.	6,788	157,821
Inui Global Logistics Co. Ltd.(a)	29,100	210,028
Itoki Corp.(a)	12,900	137,693
Kimura Unity Co. Ltd.	12,200	132,648
Kokuyo Co. Ltd.	43,600	731,004
Nippon Kanzai Holdings Co. Ltd.	6,500	109,546
Nippon Parking Development Co. Ltd.(a)	76,500	98,918
Okamura Corp.	38,876	544,979
Pilot Corp.	7,100	189,042
Prestige International, Inc.	24,300	106,046
Sato Holdings Corp.	9,638	129,118
Total Commercial Services & Supplies		3,232,303
Construction & Engineering - 5.0%
Asanuma Corp.	11,900	279,635
CTI Engineering Co. Ltd.	4,200	133,682
Dai-Dan Co. Ltd.	21,000	400,783
Daiho Corp.	8,700	181,182
EXEO Group, Inc.	64,200	638,368
Fudo Tetra Corp.	8,700	131,046
Hazama Ando Corp.	98,000	710,357
JDC Corp.	36,500	106,646
Kandenko Co. Ltd.	64,538	690,877
Kumagai Gumi Co. Ltd.	11,400	260,444
Kyudenko Corp.	14,390	528,957
Mirait One Corp.	25,200	327,963
Nippon Road Co. Ltd.	16,300	183,408
Nishimatsu Construction Co. Ltd.	19,907	558,252
Nittoc Construction Co. Ltd.	25,900	180,009
Okumura Corp.	16,170	504,621
Oriental Shiraishi Corp.	73,500	165,405
Penta-Ocean Construction Co. Ltd.	65,093	267,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2024

Investments	Shares	Value
PS Construction Co. Ltd.	24,400	$151,836
Raito Kogyo Co. Ltd.	22,000	287,206
Raiznext Corp.	13,700	157,730
Sanki Engineering Co. Ltd.	22,900	303,084
Seikitokyu Kogyo Co. Ltd.(a)	14,800	161,194
SHO-BOND Holdings Co. Ltd.(a)	10,700	383,207
Sumitomo Mitsui Construction Co. Ltd.(a)	37,760	93,895
Taihei Dengyo Kaisha Ltd.	6,000	199,179
Taikisha Ltd.	11,865	392,402
Takamatsu Construction Group Co. Ltd.	9,200	177,297
Tekken Corp.	6,800	110,501
Tess Holdings Co. Ltd.	26,200	71,013
Toa Corp.(a)	24,000	152,033
Tobishima Corp.	19,200	179,396
Toda Corp.	83,949	549,014
Tokyu Construction Co. Ltd.	64,400	308,268
Totetsu Kogyo Co. Ltd.	8,179	162,197
Toyo Construction Co. Ltd.	23,800	212,611
Wakachiku Construction Co. Ltd.	5,900	124,521
West Holdings Corp.	9,747	157,906
Yahagi Construction Co. Ltd.	15,100	156,951
Yokogawa Bridge Holdings Corp.	19,200	323,223
Yondenko Corp.	7,900	185,149
Yurtec Corp.	25,700	238,851
Total Construction & Engineering		11,488,181
Construction Materials - 1.1%
Asia Pile Holdings Corp.	32,900	202,480
Krosaki Harima Corp.	23,600	409,618
Maeda Kosen Co. Ltd.	8,800	92,508
Shinagawa Refractories Co. Ltd.	32,400	399,814
Sumitomo Osaka Cement Co. Ltd.	14,340	350,789
Taiheiyo Cement Corp.	40,700	1,021,675
Yotai Refractories Co. Ltd.	15,800	178,371
Total Construction Materials		2,655,255
Consumer Finance - 0.1%
J Trust Co. Ltd.(a)	59,100	149,532
Consumer Staples Distribution & Retail - 2.7%
Aeon Hokkaido Corp.	25,700	145,068
Ain Holdings, Inc.	7,700	286,632
Arcs Co. Ltd.	13,394	242,051
Axial Retailing, Inc.	26,400	168,221
Cawachi Ltd.	6,000	109,661
Create SD Holdings Co. Ltd.	13,800	310,127
Fuji Co. Ltd.	17,800	223,302
G-7 Holdings, Inc.	20,300	208,098
H2O Retailing Corp.	35,800	530,123
Heiwado Co. Ltd.	11,563	173,668
JM Holdings Co. Ltd.(a)	10,500	190,013
Kansai Food Market Ltd.(a)	14,900	229,437
Kato Sangyo Co. Ltd.	10,016	268,364
Life Corp.	12,700	311,065
Mitsubishi Shokuhin Co. Ltd.	26,200	889,295
Okuwa Co. Ltd.(a)	24,100	137,534
Qol Holdings Co. Ltd.	14,000	129,939
Retail Partners Co. Ltd.	7,900	85,355
San-A Co. Ltd.	9,800	307,659
United Super Markets Holdings, Inc.(a)	28,900	157,202
Valor Holdings Co. Ltd.	25,391	388,615
Yaoko Co. Ltd.	9,100	551,114
Yokorei Co. Ltd.(a)	16,400	106,948
Total Consumer Staples Distribution & Retail		6,149,491
Containers & Packaging - 0.5%
FP Corp.	18,400	275,897
Fuji Seal International, Inc.	15,810	241,976
Rengo Co. Ltd.	78,900	511,825
Tomoku Co. Ltd.	10,700	190,772
Total Containers & Packaging		1,220,470
Distributors - 0.5%
Arata Corp.	12,800	280,890
Happinet Corp.	11,900	246,715
Optimus Group Co. Ltd.	23,600	93,162
PALTAC Corp.	15,300	416,693
Yamae Group Holdings Co. Ltd.	6,500	100,777
Total Distributors		1,138,237
Diversified Consumer Services - 0.3%
Aucnet, Inc.(a)	13,800	236,091
Gakkyusha Co. Ltd.	11,600	154,248
Step Co. Ltd.	16,900	202,136
Tokyo Individualized Educational Institute, Inc.(a)	62,900	164,230
Total Diversified Consumer Services		756,705
Diversified Telecommunication Services - 0.1%
U-Next Holdings Co. Ltd.	4,400	123,088
Electric Utilities - 0.2%
Hokkaido Electric Power Co., Inc.	23,200	172,205
Shikoku Electric Power Co., Inc.	38,500	330,287
Total Electric Utilities		502,492
Electrical Equipment - 1.5%
Daihen Corp.	8,400	433,421
Furukawa Electric Co. Ltd.	24,200	612,898
GS Yuasa Corp.	13,600	269,447
Idec Corp.	13,936	255,831
Mabuchi Motor Co. Ltd.(a)	33,300	494,242
Nippon Carbon Co. Ltd.	7,200	231,854
Nitto Kogyo Corp.	13,700	298,085
Sanyo Denki Co. Ltd.	3,900	176,501
Sinfonia Technology Co. Ltd.	19,100	403,705
SWCC Corp.	6,600	202,070
Toyo Tanso Co. Ltd.	5,100	213,372
Total Electrical Equipment		3,591,426
Electronic Equipment, Instruments & Components - 8.9%
A&D HOLON Holdings Co. Ltd.(a)	12,100	222,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2024

Investments	Shares	Value
Ai Holdings Corp.(a)	22,900	$338,247
Alps Alpine Co. Ltd.	89,000	850,109
Amano Corp.	51,235	1,323,077
Anritsu Corp.	67,900	520,457
Canon Electronics, Inc.(a)	24,500	344,212
Citizen Watch Co. Ltd.	137,200	916,884
Daitron Co. Ltd.	10,100	182,147
Daiwabo Holdings Co. Ltd.	28,395	508,642
Dexerials Corp.	16,000	741,315
Elematec Corp.	39,554	495,224
ESPEC Corp.	14,300	283,138
Hagiwara Electric Holdings Co. Ltd.	6,200	151,473
Hakuto Co. Ltd.(a)	25,634	819,090
Hioki EE Corp.(a)	4,800	202,611
Hochiki Corp.	12,500	174,142
Horiba Ltd.	26,300	2,122,181
Innotech Corp.	14,500	159,549
Iriso Electronics Co. Ltd.	6,500	122,840
Japan Aviation Electronics Industry Ltd.(a)	23,100	371,932
Jeol Ltd.	10,100	456,340
Kaga Electronics Co. Ltd.	19,900	713,807
Koa Corp.(a)	17,900	172,034
Kyosan Electric Manufacturing Co. Ltd.	35,900	161,133
Marubun Corp.	40,900	317,823
Maruwa Co. Ltd.	800	191,222
Maxell Ltd.	15,900	176,337
Meiko Electronics Co. Ltd.	5,200	231,779
Nichicon Corp.	23,500	175,308
Nippon Electric Glass Co. Ltd.(a)	51,800	1,178,268
Nippon Signal Co. Ltd.	27,200	178,053
Nissha Co. Ltd.	20,500	259,595
Nohmi Bosai Ltd.	17,591	266,063
Oki Electric Industry Co. Ltd.	31,300	197,692
Optex Group Co. Ltd.(a)	10,900	114,583
Osaki Electric Co. Ltd.	31,000	135,671
Restar Corp.	18,900	375,392
Riken Keiki Co. Ltd.	9,000	236,106
RYODEN Corp.	15,961	274,351
Sanshin Electronics Co. Ltd.(a)	16,000	219,222
Santec Holdings Corp.	8,100	436,572
Satori Electric Co. Ltd.	12,700	159,164
Shibaura Electronics Co. Ltd.	10,200	204,178
Siix Corp.	13,100	104,565
Sumida Corp.(a)	25,700	183,731
Sun-Wa Technos Corp.	14,300	203,130
Suzuden Corp.(a)	22,700	279,411
Tachibana Eletech Co. Ltd.	17,300	329,094
Takachiho Koheki Co. Ltd.	9,700	236,681
TAKEBISHI Corp.	13,000	184,017
Tokyo Electron Device Ltd.(a)	17,200	457,640
Tomen Devices Corp.	5,600	262,837
Topcon Corp.	44,700	499,214
Yokowo Co. Ltd.	11,000	143,398
Total Electronic Equipment, Instruments & Components		20,563,808
Energy Equipment & Services - 0.1%
Toyo Kanetsu KK	6,200	151,281
Entertainment - 0.3%
Daiichikosho Co. Ltd.	53,400	549,901
Marvelous, Inc.	39,200	158,155
Total Entertainment		708,056
Financial Services - 0.6%
eGuarantee, Inc.	12,400	111,774
Financial Partners Group Co. Ltd.	50,200	698,418
Japan Investment Adviser Co. Ltd.	11,200	112,724
Japan Securities Finance Co. Ltd.	37,600	373,289
Total Financial Services		1,296,205
Food Products - 4.1%
Ariake Japan Co. Ltd.	8,328	270,766
Chubu Shiryo Co. Ltd.	20,100	202,549
DyDo Group Holdings, Inc.	3,400	56,603
Ezaki Glico Co. Ltd.(a)	15,800	410,666
Fuji Oil Holdings, Inc.	24,000	419,321
Fujicco Co. Ltd.	12,000	138,605
Hokuto Corp.	11,891	140,451
House Foods Group, Inc.	18,500	327,310
Itoham Yonekyu Holdings, Inc.	21,000	560,705
Kagome Co. Ltd.	22,300	453,042
Kakiyasu Honten Co. Ltd.	10,200	163,786
Kameda Seika Co. Ltd.(a)	4,800	126,669
Kewpie Corp.	33,000	656,266
Kyokuyo Co. Ltd.(a)	5,700	144,750
Maruha Nichiro Corp.	25,532	501,085
Megmilk Snow Brand Co. Ltd.	22,300	360,576
Mitsui DM Sugar Holdings Co. Ltd.	22,898	482,558
Morinaga & Co. Ltd.	21,474	332,269
Morinaga Milk Industry Co. Ltd.	27,900	584,676
Nippn Corp.(a)	26,283	381,517
Nisshin Oillio Group Ltd.	21,400	643,889
Nissui Corp.	107,100	574,449
Prima Meat Packers Ltd.	18,600	275,427
Riken Vitamin Co. Ltd.	18,900	325,222
S Foods, Inc.(a)	10,300	186,074
Sakata Seed Corp.	8,400	179,896
Showa Sangyo Co. Ltd.	7,900	154,454
Starzen Co. Ltd.	11,700	218,930
Warabeya Nichiyo Holdings Co. Ltd.	7,200	102,454
Total Food Products		9,374,965
Gas Utilities - 1.0%
Hokkaido Gas Co. Ltd.	9,900	212,020
Nippon Gas Co. Ltd.	63,500	954,316
Saibu Gas Holdings Co. Ltd.	21,500	268,917
Shizuoka Gas Co. Ltd.	18,392	109,419
Toho Gas Co. Ltd.	29,700	720,621
Total Gas Utilities		2,265,293
Ground Transportation - 1.0%
Alps Logistics Co. Ltd.(a)	11,600	412,483
Fukuyama Transporting Co. Ltd.	6,611	163,158
Ichinen Holdings Co. Ltd.	13,400	144,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2024

Investments	Shares	Value
Keikyu Corp.	24,300	$177,575
Maruzen Showa Unyu Co. Ltd.	7,800	265,722
Nankai Electric Railway Co. Ltd.	8,700	144,459
Nikkon Holdings Co. Ltd.	25,160	569,173
Nishi-Nippon Railroad Co. Ltd.	10,400	166,642
Sakai Moving Service Co. Ltd.	7,000	110,879
Sotetsu Holdings, Inc.	15,400	233,355
Total Ground Transportation		2,387,559
Health Care Equipment & Supplies - 1.6%
Eiken Chemical Co. Ltd.(a)	19,570	272,515
Hogy Medical Co. Ltd.(a)	6,600	161,861
Japan Lifeline Co. Ltd.	48,500	341,605
Mani, Inc.	21,000	259,139
Menicon Co. Ltd.	14,600	119,897
Mizuho Medy Co. Ltd.(a)	27,600	278,299
Nagaileben Co. Ltd.	10,426	171,304
Nakanishi, Inc.	17,000	269,700
Nihon Kohden Corp.	42,000	606,789
Nipro Corp.	32,100	251,735
Paramount Bed Holdings Co. Ltd.	19,842	335,387
PHC Holdings Corp.(a)	77,000	561,967
Shofu, Inc.	5,800	168,743
Total Health Care Equipment & Supplies		3,798,941
Health Care Providers & Services - 1.0%
As One Corp.	23,800	424,186
France Bed Holdings Co. Ltd.	18,000	141,664
HU Group Holdings, Inc.(a)	34,600	505,256
Ship Healthcare Holdings, Inc.	23,814	351,599
Solasto Corp.	47,100	136,445
Toho Holdings Co. Ltd.(a)	11,400	297,934
Tokai Corp.	12,900	185,408
Vital KSK Holdings, Inc.	37,900	320,663
Total Health Care Providers & Services		2,363,155
Health Care Technology - 0.0%
EM Systems Co. Ltd.	20,200	76,475
Hotels, Restaurants & Leisure - 2.0%
Create Restaurants Holdings, Inc.	23,000	157,280
Curves Holdings Co. Ltd.	21,300	103,680
Doutor Nichires Holdings Co. Ltd.	14,000	194,952
Food & Life Cos. Ltd.	13,000	210,403
Heiwa Corp.	72,000	927,415
Hiday Hidaka Corp.	8,198	153,145
Ichibanya Co. Ltd.(a)	42,380	291,385
KFC Holdings Japan Ltd.	7,200	290,489
KOMEDA Holdings Co. Ltd.	17,100	288,933
Koshidaka Holdings Co. Ltd.(a)	12,300	66,218
Kura Sushi, Inc.	3,400	85,497
Kyoritsu Maintenance Co. Ltd.(a)	6,200	115,628
Monogatari Corp.(a)	4,700	99,195
Ohsho Food Service Corp.	9,100	488,773
Resorttrust, Inc.	31,308	464,384
Round One Corp.	44,000	225,936
Royal Holdings Co. Ltd.(a)	7,600	120,147
Saizeriya Co. Ltd.	4,000	136,268
St. Marc Holdings Co. Ltd.	12,300	169,597
Tokyotokeiba Co. Ltd.(a)	6,242	157,350
Total Hotels, Restaurants & Leisure		4,746,675
Household Durables - 2.4%
Casio Computer Co. Ltd.	113,400	847,011
ES-Con Japan Ltd.	54,200	356,481
Eslead Corp.	8,800	245,903
Fuji Corp. Ltd.	39,100	197,858
Fujitsu General Ltd.	18,500	240,019
Hoosiers Holdings Co. Ltd.	36,300	261,542
JVCKenwood Corp.	57,600	333,726
Ki-Star Real Estate Co. Ltd.	10,700	233,809
Meiwa Estate Co. Ltd.(a)	17,800	105,676
Pressance Corp.	20,888	254,250
Sangetsu Corp.	49,500	917,316
Tama Home Co. Ltd.(a)	28,700	698,499
Tamron Co. Ltd.(a)	26,332	681,790
Zojirushi Corp.(a)	19,900	191,380
Total Household Durables		5,565,260
Household Products - 0.5%
Earth Corp.(a)	6,800	204,178
Pigeon Corp.(a)	72,400	654,643
ST Corp.	17,400	170,149
Transaction Co. Ltd.	8,600	103,343
Total Household Products		1,132,313
Industrial Conglomerates - 0.3%
Gakken Holdings Co. Ltd.	20,600	135,489
Mie Kotsu Group Holdings, Inc.	26,500	99,667
Nisshinbo Holdings, Inc.(a)	44,700	298,584
TOKAI Holdings Corp.	41,700	255,084
Total Industrial Conglomerates		788,824
Insurance - 0.1%
FP Partner, Inc.	9,500	172,743
Interactive Media & Services - 0.6%
Infocom Corp.	14,200	534,950
Kakaku.com, Inc.	73,200	959,481
Total Interactive Media & Services		1,494,431
IT Services - 2.1%
Base Co. Ltd.	5,100	90,390
Business Brain Showa-Ota, Inc.	7,300	102,062
Business Engineering Corp.	5,000	117,493
Comture Corp.	8,500	96,435
DTS Corp.	22,482	589,094
Future Corp.(a)	26,900	255,522
I-NET Corp.	13,500	180,269
ID Holdings Corp.	13,400	123,704
Japan Business Systems, Inc.	8,600	55,975
JBCC Holdings, Inc.	10,300	233,713
Mitsubishi Research Institute, Inc.	6,500	200,827
NEC Networks & System Integration Corp.	40,837	620,196
NET One Systems Co. Ltd.	35,300	646,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2024

Investments	Shares	Value
NSD Co. Ltd.	39,800	$763,291
Simplex Holdings, Inc.	7,800	137,467
TDC Soft, Inc.	28,000	214,447
TechMatrix Corp.	9,800	121,967
Uchida Yoko Co. Ltd.	5,500	286,181
Total IT Services		4,835,958
Leisure Products - 0.8%
Daikoku Denki Co. Ltd.(a)	5,200	131,568
Furyu Corp.	8,600	56,350
GLOBERIDE, Inc.	9,900	131,705
Mizuno Corp.	6,523	321,162
Roland Corp.(a)	13,200	331,928
Tomy Co. Ltd.	27,200	535,681
Universal Entertainment Corp.*(a)	18,800	184,190
Yonex Co. Ltd.	10,500	127,480
Total Leisure Products		1,820,064
Life Sciences Tools & Services - 0.1%
Shin Nippon Biomedical Laboratories Ltd.(a)	15,900	140,753
Machinery - 6.7%
Aida Engineering Ltd.	17,100	96,843
Anest Iwata Corp.	20,100	205,423
Bando Chemical Industries Ltd.	25,100	312,385
CKD Corp.	20,141	398,162
Daihatsu Diesel Manufacturing Co. Ltd.	14,300	146,947
DMG Mori Co. Ltd.(a)	51,500	1,337,284
Fujitec Co. Ltd.	15,861	423,591
Fukushima Galilei Co. Ltd.	4,700	194,299
Furukawa Co. Ltd.	8,300	97,004
Glory Ltd.	12,200	212,624
Harmonic Drive Systems, Inc.	6,600	186,684
Hitachi Zosen Corp.	37,300	243,936
Hokuetsu Industries Co. Ltd.(a)	12,900	191,503
Hosokawa Micron Corp.	5,000	131,325
Iwaki Co. Ltd.	8,100	143,862
Japan Steel Works Ltd.	16,004	426,117
Kitz Corp.(a)	42,089	297,496
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,980	171,464
Makino Milling Machine Co. Ltd.	5,500	230,791
Max Co. Ltd.	19,900	475,665
Meidensha Corp.	8,500	192,870
METAWATER Co. Ltd.	8,500	102,934
Mitsubishi Logisnext Co. Ltd.(a)	11,500	114,457
Mitsuboshi Belting Ltd.	25,346	712,984
Morita Holdings Corp.	9,905	115,207
Nabtesco Corp.(a)	30,500	517,245
Nachi-Fujikoshi Corp.	7,100	154,924
Nikkiso Co. Ltd.	17,000	121,746
Nippon Thompson Co. Ltd.	38,900	153,075
Nissei ASB Machine Co. Ltd.(a)	3,600	124,207
Nomura Micro Science Co. Ltd.(a)	12,000	322,268
Noritake Co. Ltd.	14,200	351,778
NTN Corp.	131,500	261,839
Obara Group, Inc.	10,479	271,975
Oiles Corp.	12,800	185,801
OKUMA Corp.	12,970	584,400
Organo Corp.	6,600	338,903
OSG Corp.	48,900	595,367
Rheon Automatic Machinery Co. Ltd.	11,000	117,618
Ryobi Ltd.(a)	11,000	156,733
Shibaura Machine Co. Ltd.(a)	9,061	217,146
Shibuya Corp.	6,000	133,159
Shinmaywa Industries Ltd.	28,085	247,747
Shinwa Co. Ltd.	8,200	150,073
Star Micronics Co. Ltd.(a)	17,034	223,329
Tadano Ltd.(a)	14,200	99,972
Takeuchi Manufacturing Co. Ltd.	14,700	514,491
Takuma Co. Ltd.	36,800	378,158
Techno Smart Corp.	10,600	113,670
Teikoku Electric Manufacturing Co. Ltd.	11,000	172,392
Tocalo Co. Ltd.	29,400	376,136
Torishima Pump Manufacturing Co. Ltd.	14,400	284,222
Tsubakimoto Chain Co.	15,145	586,556
Tsugami Corp.	18,400	177,755
Union Tool Co.(a)	3,600	141,664
YAMABIKO Corp.	14,300	202,863
Total Machinery		15,439,069
Marine Transportation - 0.4%
Iino Kaiun Kaisha Ltd.	73,200	582,469
NS United Kaiun Kaisha Ltd.(a)	13,700	430,946
Total Marine Transportation		1,013,415
Media - 0.7%
Carta Holdings, Inc.(a)	14,600	146,036
Intage Holdings, Inc.(a)	18,700	174,259
Macromill, Inc.(a)	24,900	131,574
Proto Corp.	18,000	165,498
SKY Perfect JSAT Holdings, Inc.	111,400	601,114
ValueCommerce Co. Ltd.(a)	20,800	152,451
Zenrin Co. Ltd.	24,180	141,148
Total Media		1,512,080
Metals & Mining - 4.3%
Aichi Steel Corp.	6,200	136,249
ARE Holdings, Inc.	49,200	641,992
Daido Steel Co. Ltd.	161,900	1,494,601
Daiki Aluminium Industry Co. Ltd.(a)	30,800	243,551
Dowa Holdings Co. Ltd.	17,600	624,633
Godo Steel Ltd.	20,500	653,767
Kurimoto Ltd.	7,500	218,435
Kyoei Steel Ltd.	37,614	490,109
Mitsubishi Materials Corp.	48,200	884,236
Mitsubishi Steel Manufacturing Co. Ltd.	16,100	150,831
Mitsui Mining & Smelting Co. Ltd.	37,800	1,207,598
Nakayama Steel Works Ltd.	56,900	333,561
Nippon Denko Co. Ltd.(a)	55,900	101,472
Nippon Light Metal Holdings Co. Ltd.	9,000	100,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2024

Investments	Shares	Value
Nippon Yakin Kogyo Co. Ltd.(a)	16,900	$480,125
OSAKA Titanium Technologies Co. Ltd.(a)	6,400	110,128
Sanyo Special Steel Co. Ltd.	20,900	276,484
Toho Titanium Co. Ltd.(a)	11,600	103,409
Tokyo Steel Manufacturing Co. Ltd.	68,000	689,469
Tokyo Tekko Co. Ltd.	7,200	227,378
Topy Industries Ltd.	18,400	284,705
UACJ Corp.	24,400	583,228
Total Metals & Mining		10,036,726
Oil, Gas & Consumable Fuels - 0.7%
Fuji Oil Co. Ltd.	40,400	129,091
Itochu Enex Co. Ltd.	73,781	697,631
Sala Corp.	32,400	175,032
San-Ai Obbli Co. Ltd.	52,016	667,095
Total Oil, Gas & Consumable Fuels		1,668,849
Paper & Forest Products - 0.2%
Daio Paper Corp.(a)	29,000	160,486
Hokuetsu Corp.(a)	36,532	240,276
Tokushu Tokai Paper Co. Ltd.	6,200	142,994
Total Paper & Forest Products		543,756
Personal Care Products - 0.6%
Fancl Corp.(a)	25,400	434,229
Mandom Corp.	18,100	136,037
Noevir Holdings Co. Ltd.	22,300	781,872
Total Personal Care Products		1,352,138
Pharmaceuticals - 1.1%
Daito Pharmaceutical Co. Ltd.(a)	7,600	105,359
Fuji Pharma Co. Ltd.	15,100	140,430
Kyorin Pharmaceutical Co. Ltd.	24,785	262,241
Mochida Pharmaceutical Co. Ltd.	10,622	205,692
Sawai Group Holdings Co. Ltd.	15,324	622,734
Towa Pharmaceutical Co. Ltd.	14,800	270,404
Tsumura & Co.	23,900	609,906
ZERIA Pharmaceutical Co. Ltd.	24,500	321,823
Total Pharmaceuticals		2,538,589
Professional Services - 2.2%
Altech Corp.	10,660	167,130
Bell System24 Holdings, Inc.	35,800	355,641
Careerlink Co. Ltd.	7,300	112,227
Dip Corp.	12,600	214,308
en Japan, Inc.	13,800	224,510
Forum Engineering, Inc.	30,400	170,842
FULLCAST Holdings Co. Ltd.	12,500	112,753
Funai Soken Holdings, Inc.(a)	11,210	159,794
IR Japan Holdings Ltd.	9,700	73,085
JAC Recruitment Co. Ltd.	70,800	289,608
LIKE, Inc.	7,200	68,258
Link & Motivation, Inc.	30,300	87,965
Matching Service Japan Co. Ltd.	14,900	98,741
MEITEC Group Holdings, Inc.	41,100	832,425
Nomura Co. Ltd.	32,700	177,262
Open Up Group, Inc.(a)	22,000	271,752
Pasona Group, Inc.(a)	11,000	144,150
Quick Co. Ltd.	10,500	144,778
TechnoPro Holdings, Inc.(a)	23,700	388,223
TKC Corp.	18,400	396,345
Transcosmos, Inc.	16,200	348,956
Weathernews, Inc.(a)	3,000	87,467
World Holdings Co. Ltd.	8,700	117,038
Total Professional Services		5,043,258
Real Estate Management & Development - 2.5%
Aoyama Zaisan Networks Co. Ltd.	18,900	180,470
Arealink Co. Ltd.	14,400	155,494
Dear Life Co. Ltd.	45,900	273,928
Good Com Asset Co. Ltd.	17,600	89,499
Grandy House Corp.	35,600	133,672
Heiwa Real Estate Co. Ltd.	20,368	496,348
Ichigo, Inc.	154,700	385,644
Japan Property Management Center Co. Ltd.	24,800	185,468
JINUSHI Co. Ltd.	8,400	139,896
Katitas Co. Ltd.	23,600	255,718
Keihanshin Building Co. Ltd.	13,900	144,738
LA Holdings Co. Ltd.	5,500	147,364
Loadstar Capital KK	10,900	189,730
Mirarth Holdings, Inc.	78,100	251,497
Raysum Co. Ltd.	9,500	203,158
Relo Group, Inc.	42,000	446,997
Samty Holdings Co. Ltd.	31,900	492,203
Starts Corp., Inc.	34,700	732,354
Sun Frontier Fudousan Co. Ltd.	30,100	376,858
Tosei Corp.	30,400	459,232
Total Real Estate Management & Development		5,740,268
Semiconductors & Semiconductor Equipment - 2.5%
Ferrotec Holdings Corp.(a)	22,300	384,143
Furuya Metal Co. Ltd.(a)	6,700	182,015
Japan Material Co. Ltd.	11,500	158,280
Micronics Japan Co. Ltd.	12,800	532,339
Mitsui High-Tec, Inc.(a)	5,300	207,078
Optorun Co. Ltd.	15,800	198,409
Rorze Corp.	2,700	532,917
Shibaura Mechatronics Corp.	6,600	347,930
Shindengen Electric Manufacturing Co. Ltd.	7,600	139,896
Tokyo Seimitsu Co. Ltd.	22,000	1,681,524
Towa Corp.(a)	3,000	210,369
Tri Chemical Laboratories, Inc.(a)	3,100	83,831
Ulvac, Inc.	12,100	790,569
Yamaichi Electronics Co. Ltd.	14,300	296,028
Total Semiconductors & Semiconductor Equipment		5,745,328
Software - 1.0%
Computer Engineering & Consulting Ltd.	13,300	177,019
Cresco Ltd.	26,600	220,426
Digital Arts, Inc.	4,000	112,147
Fuji Soft, Inc.(a)	12,200	550,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2024

Investments	Shares	Value
Fukui Computer Holdings, Inc.	6,400	$100,460
I'll, Inc.(a)	3,160	48,600
Justsystems Corp.	6,100	114,143
Miroku Jyoho Service Co. Ltd.	18,200	224,587
Systena Corp.	199,100	388,645
UNITED, Inc.	32,000	160,537
WingArc1st, Inc.	7,200	121,388
Total Software		2,218,567
Specialty Retail - 4.3%
Adastria Co. Ltd.	18,100	409,011
Alleanza Holdings Co. Ltd.	20,600	147,399
Alpen Co. Ltd.(a)	12,600	159,869
AOKI Holdings, Inc.	42,100	349,917
Aoyama Trading Co. Ltd.	16,600	154,174
ARCLANDS Corp.	20,436	246,970
Asahi Co. Ltd.	28,800	276,971
Autobacs Seven Co. Ltd.	54,500	526,840
Bic Camera, Inc.(a)	31,400	299,243
DCM Holdings Co. Ltd.	63,045	572,210
EDION Corp.	38,539	389,319
Hard Off Corp. Co. Ltd.	13,500	174,646
Honeys Holdings Co. Ltd.(a)	17,500	172,106
IDOM, Inc.	56,800	493,637
Joshin Denki Co. Ltd.	11,000	181,145
Joyful Honda Co. Ltd.(a)	20,000	277,508
K's Holdings Corp.	75,600	710,835
Kohnan Shoji Co. Ltd.	10,200	264,733
Kojima Co. Ltd.	19,300	116,621
Komehyo Holdings Co. Ltd.(a)	3,600	100,373
Komeri Co. Ltd.(a)	9,637	209,383
KU Holdings Co. Ltd.	17,100	140,427
Nafco Co. Ltd.(a)	6,900	131,471
New Art Holdings Co. Ltd.	18,000	193,473
Nextage Co. Ltd.(a)	15,400	230,052
Nishimatsuya Chain Co. Ltd.	11,900	158,386
Nissan Tokyo Sales Holdings Co. Ltd.	53,100	167,031
Nojima Corp.	27,400	274,749
PAL GROUP Holdings Co. Ltd.	29,200	329,104
Scroll Corp.	43,500	293,678
T-Gaia Corp.	28,400	538,481
United Arrows Ltd.	10,300	127,357
VT Holdings Co. Ltd.	61,700	195,617
World Co. Ltd.	25,200	330,235
Xebio Holdings Co. Ltd.	16,900	125,127
Yellow Hat Ltd.	31,500	450,392
Total Specialty Retail		9,918,490
Technology Hardware, Storage & Peripherals - 0.5%
Elecom Co. Ltd.	26,100	264,797
MCJ Co. Ltd.	35,000	328,764
Riso Kagaku Corp.	17,400	367,232
Toshiba TEC Corp.	8,900	190,327
Total Technology Hardware, Storage & Peripherals		1,151,120
Textiles, Apparel & Luxury Goods - 1.3%
Baroque Japan Ltd.(a)	39,300	196,182
Descente Ltd.	9,300	195,123
Fujibo Holdings, Inc.(a)	4,500	140,153
Gunze Ltd.	6,083	217,817
Japan Wool Textile Co. Ltd.	21,125	178,734
Kurabo Industries Ltd.	6,876	213,513
Morito Co. Ltd.	22,900	212,686
Onward Holdings Co. Ltd.	79,433	307,145
Seiko Group Corp.	17,500	534,704
Wacoal Holdings Corp.	20,000	558,995
Yondoshi Holdings, Inc.(a)	20,200	244,871
Total Textiles, Apparel & Luxury Goods		2,999,923
Trading Companies & Distributors - 3.8%
Advan Group Co. Ltd.	26,300	159,572
Alconix Corp.	10,600	103,061
Chori Co. Ltd.	12,800	284,869
Daiichi Jitsugyo Co. Ltd.	13,800	208,553
Hanwa Co. Ltd.	19,922	762,896
Inaba Denki Sangyo Co. Ltd.	30,588	745,399
Inabata & Co. Ltd.	26,941	591,208
Japan Pulp & Paper Co. Ltd.	3,900	147,408
JK Holdings Co. Ltd.	16,000	101,952
Kamei Corp.	12,700	187,113
Kanaden Corp.	10,100	106,236
Kanamoto Co. Ltd.	9,128	168,306
Kanematsu Corp.	47,100	788,806
KPP Group Holdings Co. Ltd.	20,400	102,723
Kyokuto Boeki Kaisha Ltd.	10,400	116,374
MARUKA FURUSATO Corp.	5,200	69,534
Mitsui Matsushima Holdings Co. Ltd.(a)	17,000	535,808
Nagase & Co. Ltd.	35,904	702,858
Nichiden Corp.	10,600	236,895
Nishio Holdings Co. Ltd.	10,100	259,312
Onoken Co. Ltd.	9,900	104,133
Sanyo Trading Co. Ltd.	14,500	145,397
Sato Shoji Corp.	14,300	152,370
Seika Corp.	7,900	217,071
Senshu Electric Co. Ltd.	7,400	247,955
Shinsho Corp.	6,900	339,724
Trusco Nakayama Corp.(a)	17,400	266,311
Wakita & Co. Ltd.	11,800	126,759
Yamazen Corp.	40,606	358,199
Yuasa Trading Co. Ltd.	11,800	415,927
Total Trading Companies & Distributors		8,752,729
Transportation Infrastructure - 0.4%
Mitsubishi Logistics Corp.	17,300	567,848
Nissin Corp.	9,800	290,905
Total Transportation Infrastructure		858,753
Wireless Telecommunication Services - 0.3%
Okinawa Cellular Telephone Co.	25,000	610,003
TOTAL COMMON STOCKS (Cost: $232,945,797)		229,863,287
EXCHANGE-TRADED FUND - 0.3%
United States - 0.3%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $633,326)	5,862	661,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.0%
United States - 6.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $14,007,684)	14,007,684	$14,007,684
TOTAL INVESTMENTS IN SECURITIES - 105.7% (Cost: $247,586,807)		244,532,322
Other Assets less Liabilities - (5.7)%		(13,203,664)
NET ASSETS - 100.0%		$231,328,658

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $30,390,968 and the total market value of the collateral held by the Fund was $32,360,320. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,352,636.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree Japan Hedged Equity Fund	$36,022	$957,386	$359,569	$4,631	$22,881	$661,351	$4,715

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$229,863,287	$—	$—	$229,863,287
Exchange-Traded Fund	661,351	—	—	661,351
Investment of Cash Collateral for Securities Loaned	—	14,007,684	—	14,007,684
Total Investments in Securities	$230,524,638	$14,007,684	$—	$244,532,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.3%
Australia - 8.6%
Dexus(a)	47,661	$206,261
Goodman Group(a)	49,906	1,158,208
NEXTDC Ltd.*(a)	23,525	276,988
Total Australia		1,641,457
Belgium - 1.5%
Warehouses De Pauw CVA(a)	10,885	295,150
Canada - 2.2%
Allied Properties Real Estate Investment Trust	7,685	85,985
Dream Industrial Real Estate Investment Trust	17,764	164,482
Granite Real Estate Investment Trust	3,627	179,687
Total Canada		430,154
China - 0.8%
ESR Group Ltd.(b)	109,000	143,241
Italy - 1.1%
Infrastrutture Wireless Italiane SpA(a)(b)	19,861	207,539
Japan - 4.4%
Activia Properties, Inc.	32	72,610
GLP J-REIT	212	173,042
Japan Logistics Fund, Inc.	53	87,641
LaSalle Logiport REIT	118	108,273
Mitsubishi Estate Logistics REIT Investment Corp.	31	73,424
Mitsui Fudosan Logistics Park, Inc.	33	88,931
Nippon Prologis REIT, Inc.	150	234,055
Total Japan		837,976
Singapore - 5.6%
CapitaLand Ascendas REIT	227,736	430,182
Frasers Logistics & Commercial Trust(c)	173,000	121,269
Keppel DC REIT(a)	79,400	105,457
Keppel REIT	111,400	68,636
Mapletree Industrial Trust	94,309	146,831
Mapletree Logistics Trust	215,358	204,989
Total Singapore		1,077,364
Spain - 5.9%
Cellnex Telecom SA*(a)(b)	29,308	953,948
Merlin Properties Socimi SA	16,193	180,490
Total Spain		1,134,438
Sweden - 2.2%
Fabege AB(a)	9,087	72,635
Sagax AB, Class B	13,387	342,822
Total Sweden		415,457
United Kingdom - 8.1%
Derwent London PLC	6,156	175,869
LondonMetric Property PLC	90,993	222,457
Segro PLC	83,633	949,581
Tritax Big Box REIT PLC(a)	107,122	210,025
Total United Kingdom		1,557,932
United States - 58.9%
Airbnb, Inc., Class A*	4,589	695,830
Alexandria Real Estate Equities, Inc.	5,867	686,263
American Tower Corp.	3,649	709,292
Americold Realty Trust, Inc.	17,855	456,017
COPT Defense Properties	7,086	177,362
Cousins Properties, Inc.	9,430	218,304
Crown Castle, Inc.	6,681	652,734
Digital Realty Trust, Inc.	5,068	770,589
DigitalBridge Group, Inc.	10,131	138,795
Douglas Emmett, Inc.(a)	9,044	120,376
EastGroup Properties, Inc.	2,680	455,868
Equinix, Inc.	833	630,248
First Industrial Realty Trust, Inc.	6,008	285,440
Healthpeak Properties, Inc.	31,241	612,323
Iron Mountain, Inc.	9,793	877,649
JBG SMITH Properties	5,087	77,475
Kilroy Realty Corp.	7,152	222,928
LXP Industrial Trust	12,989	118,460
Prologis, Inc.	5,594	628,262
Rexford Industrial Realty, Inc.	13,427	598,710
SBA Communications Corp.	4,006	786,378
Terreno Realty Corp.	3,905	231,098
Ventas, Inc.	22,697	1,163,449
Total United States		11,313,850
TOTAL COMMON STOCKS (Cost: $22,732,946)		19,054,558
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.9%
United States - 10.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $2,099,619)	2,099,619	2,099,619
TOTAL INVESTMENTS IN SECURITIES - 110.2% (Cost: $24,832,565)		21,154,177
Other Assets less Liabilities - (10.2)%		(1,955,521)
NET ASSETS - 100.0%		$19,198,656

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $3,307,143 and the total market value of the collateral held by the Fund was $3,482,675. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,383,056.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

June 30, 2024

(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$19,054,558	$—	$—	$19,054,558
Investment of Cash Collateral for Securities Loaned	—	2,099,619	—	2,099,619
Total Investments in Securities	$19,054,558	$2,099,619	$—	$21,154,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.1%
United States - 98.0%
Aerospace & Defense - 7.1%
HEICO Corp.	17,651	$3,946,940
Hexcel Corp.	32,142	2,007,268
Howmet Aerospace, Inc.	27,986	2,172,553
L3Harris Technologies, Inc.	12,474	2,801,411
RTX Corp.	65,717	6,597,330
Textron, Inc.	102,561	8,805,887
Total Aerospace & Defense		26,331,389
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	12,776	1,125,821
United Parcel Service, Inc., Class B	6,710	918,264
Total Air Freight & Logistics		2,044,085
Automobile Components - 0.2%
Gentex Corp.	26,636	897,900
Banks - 6.0%
Bank of America Corp.	343,381	13,656,262
U.S. Bancorp	211,785	8,407,865
Total Banks		22,064,127
Beverages - 4.8%
Coca-Cola Co.	137,553	8,755,248
Keurig Dr. Pepper, Inc.	273,982	9,150,999
Total Beverages		17,906,247
Biotechnology - 0.7%
Exelixis, Inc.*	73,760	1,657,387
Incyte Corp.*	16,131	977,861
Total Biotechnology		2,635,248
Building Products - 0.2%
Johnson Controls International PLC	12,965	861,784
Capital Markets - 9.5%
CME Group, Inc.	44,334	8,716,064
FactSet Research Systems, Inc.	3,006	1,227,260
Franklin Resources, Inc.	39,503	882,892
Intercontinental Exchange, Inc.	93,359	12,779,914
Nasdaq, Inc.	191,673	11,550,215
Total Capital Markets		35,156,345
Chemicals - 3.2%
Ashland, Inc.	9,926	937,908
Element Solutions, Inc.	73,304	1,988,004
Huntsman Corp.	203,396	4,631,327
Mosaic Co.	30,141	871,075
PPG Industries, Inc.	27,107	3,412,500
Total Chemicals		11,840,814
Construction & Engineering - 0.6%
MDU Resources Group, Inc.	90,440	2,270,044
Containers & Packaging - 0.9%
Amcor PLC	329,899	3,226,412
Distributors - 1.1%
LKQ Corp.	98,538	4,098,195
Electric Utilities - 2.9%
Exelon Corp.	24,827	859,263
OGE Energy Corp.	27,406	978,394
PG&E Corp.	55,955	976,974
PPL Corp.	284,378	7,863,052
Total Electric Utilities		10,677,683
Electronic Equipment, Instruments & Components - 1.2%
Corning, Inc.	41,115	1,597,318
Teledyne Technologies, Inc.*	6,863	2,662,706
Total Electronic Equipment, Instruments & Components		4,260,024
Entertainment - 0.6%
Electronic Arts, Inc.	7,017	977,679
ROBLOX Corp., Class A*	34,717	1,291,819
Total Entertainment		2,269,498
Financial Services - 0.5%
Berkshire Hathaway, Inc., Class B*	4,753	1,933,520
Food Products - 1.7%
Conagra Brands, Inc.	31,200	886,704
Flowers Foods, Inc.	40,148	891,285
General Mills, Inc.	13,560	857,806
Hormel Foods Corp.	30,092	917,505
Kraft Heinz Co.	89,428	2,881,370
Total Food Products		6,434,670
Gas Utilities - 0.2%
National Fuel Gas Co.	16,310	883,839
Ground Transportation - 0.5%
CSX Corp.	54,221	1,813,692
Health Care Equipment & Supplies - 8.4%
Abbott Laboratories	105,620	10,974,974
Baxter International, Inc.	27,347	914,757
Dentsply Sirona, Inc.	33,283	829,080
Hologic, Inc.*	53,186	3,949,061
Medtronic PLC	154,221	12,138,735
Zimmer Biomet Holdings, Inc.	20,946	2,273,269
Total Health Care Equipment & Supplies		31,079,876
Health Care Providers & Services - 0.8%
Centene Corp.*	31,533	2,090,638
Premier, Inc., Class A	49,274	919,945
Total Health Care Providers & Services		3,010,583
Hotels, Restaurants & Leisure - 0.9%
Wendy's Co.(a)	104,515	1,772,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2024

Investments	Shares	Value
Wyndham Hotels & Resorts, Inc.	22,253	$1,646,722
Total Hotels, Restaurants & Leisure		3,419,296
Household Products - 0.6%
Kimberly-Clark Corp.	6,994	966,571
Reynolds Consumer Products, Inc.	41,089	1,149,670
Total Household Products		2,116,241
Industrial Conglomerates - 1.8%
3M Co.	20,863	2,131,990
Honeywell International, Inc.	20,296	4,334,008
Total Industrial Conglomerates		6,465,998
Industrial REITs - 1.1%
First Industrial Realty Trust, Inc.	82,776	3,932,688
Insurance - 2.4%
Axis Capital Holdings Ltd.	12,619	891,532
Lincoln National Corp.	28,259	878,855
Old Republic International Corp.	234,531	7,247,008
Total Insurance		9,017,395
IT Services - 0.6%
Amdocs Ltd.	11,801	931,335
DXC Technology Co.*	59,952	1,144,484
Total IT Services		2,075,819
Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	44,931	5,824,406
Bio-Techne Corp.	18,053	1,293,497
Qiagen NV*	120,089	4,934,457
Total Life Sciences Tools & Services		12,052,360
Machinery - 6.5%
Donaldson Co., Inc.	13,134	939,869
Fortive Corp.	146,413	10,849,203
Gates Industrial Corp. PLC*	53,517	846,104
Otis Worldwide Corp.	119,511	11,504,129
Total Machinery		24,139,305
Media - 3.3%
Comcast Corp., Class A	285,830	11,193,103
Sirius XM Holdings, Inc.(a)	330,584	935,552
Total Media		12,128,655
Multi-Utilities - 4.3%
Ameren Corp.	12,707	903,595
CenterPoint Energy, Inc.	120,486	3,732,656
Consolidated Edison, Inc.	9,860	881,681
NiSource, Inc.	295,727	8,519,895
Public Service Enterprise Group, Inc.	12,305	906,879
Sempra	13,058	993,191
Total Multi-Utilities		15,937,897
Oil, Gas & Consumable Fuels - 9.4%
Antero Midstream Corp.	132,175	1,948,260
Chevron Corp.	13,279	2,077,101
Exxon Mobil Corp.	119,254	13,728,520
Kinder Morgan, Inc.	264,142	5,248,502
Occidental Petroleum Corp.	35,949	2,265,865
Williams Cos., Inc.	223,593	9,502,703
Total Oil, Gas & Consumable Fuels		34,770,951
Pharmaceuticals - 1.1%
Pfizer, Inc.	144,160	4,033,597
Professional Services - 0.7%
Dun & Bradstreet Holdings, Inc.	97,210	900,165
Genpact Ltd.	47,591	1,531,954
Total Professional Services		2,432,119
Residential REITs - 0.3%
Equity Residential	14,337	994,128
Specialized REITs - 2.6%
SBA Communications Corp.	6,373	1,251,020
Weyerhaeuser Co.	292,184	8,295,104
Total Specialized REITs		9,546,124
Technology Hardware, Storage & Peripherals - 4.1%
Hewlett Packard Enterprise Co.	597,458	12,648,186
HP, Inc.	70,841	2,480,852
Total Technology Hardware, Storage & Peripherals		15,129,038
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	19,961	1,504,461
Tobacco - 2.9%
Altria Group, Inc.	148,501	6,764,221
Philip Morris International, Inc.	40,259	4,079,444
Total Tobacco		10,843,665
Total United States		362,235,712
Brazil - 0.6%
Capital Markets - 0.6%
XP, Inc., Class A	118,491	2,084,256
United Kingdom - 0.5%
Machinery - 0.5%
CNH Industrial NV	205,714	2,083,883
TOTAL COMMON STOCKS (Cost: $358,583,526)		366,403,851
EXCHANGE-TRADED FUND - 0.3%
United States - 0.3%
iShares Russell 1000 Value ETF (Cost: $953,318)	5,497	959,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $895,708)	895,708	$895,708
TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $360,432,552)		368,258,621
Other Assets less Liabilities - 0.4%		1,384,515
NET ASSETS - 100.0%		$369,643,136

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $1,509,050 and the total market value of the collateral held by the Fund was $1,581,328. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $685,620.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$366,403,851	$—	$—	$366,403,851
Exchange-Traded Fund	959,062	—	—	959,062
Investment of Cash Collateral for Securities Loaned	—	895,708	—	895,708
Total Investments in Securities	$367,362,913	$895,708	$—	$368,258,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.7%
United States - 99.5%
Aerospace & Defense - 0.0%
National Presto Industries, Inc.	4,587	$344,621
Air Freight & Logistics - 1.8%
United Parcel Service, Inc., Class B	139,849	19,138,336
Automobile Components - 0.2%
LCI Industries	11,134	1,151,033
Phinia, Inc.	31,037	1,221,616
Total Automobile Components		2,372,649
Banks - 13.5%
Arrow Financial Corp.	10,385	270,529
Associated Banc-Corp.	72,279	1,528,701
Atlantic Union Bankshares Corp.	37,296	1,225,174
Bank of Hawaii Corp.(a)	20,058	1,147,518
Bank of Marin Bancorp	11,018	178,381
BankUnited, Inc.	38,848	1,137,081
Banner Corp.	21,138	1,049,290
Bar Harbor Bankshares	10,476	281,595
Brookline Bancorp, Inc.	50,965	425,558
Burke & Herbert Financial Services Corp.	4,789	244,143
Cambridge Bancorp	5,053	348,657
Camden National Corp.	9,258	305,514
Capitol Federal Financial, Inc.	89,701	492,459
Central Pacific Financial Corp.	17,309	366,951
Citigroup, Inc.	399,582	25,357,474
Citizens & Northern Corp.	10,408	186,199
Civista Bancshares, Inc.	10,367	160,585
Columbia Banking System, Inc.	88,439	1,759,052
Comerica, Inc.	47,612	2,430,116
Community Financial System, Inc.	25,376	1,198,001
Community Trust Bancorp, Inc.	11,983	523,178
CVB Financial Corp.	67,321	1,160,614
Dime Community Bancshares, Inc.	24,896	507,878
Eagle Bancorp, Inc.	9,584	181,138
Farmers & Merchants Bancorp, Inc.	9,111	211,557
Farmers National Banc Corp.	24,967	311,838
Fifth Third Bancorp	162,537	5,930,975
Financial Institutions, Inc.	10,037	193,915
First Bancorp, Inc.	7,807	194,004
First Busey Corp.	35,559	860,883
First Commonwealth Financial Corp.	64,936	896,766
First Community Bankshares, Inc.	12,087	445,285
First Financial Bancorp	60,070	1,334,755
First Financial Corp.	7,884	290,762
First Hawaiian, Inc.	67,056	1,392,083
First Interstate BancSystem, Inc., Class A	56,837	1,578,364
First Merchants Corp.	34,869	1,160,789
First of Long Island Corp.	14,719	147,484
Flushing Financial Corp.	16,981	223,300
FNB Corp.	123,000	1,682,640
Fulton Financial Corp.	82,679	1,403,889
Glacier Bancorp, Inc.	39,593	1,477,611
Hanmi Financial Corp.	19,356	323,632
HBT Financial, Inc.	21,026	429,351
Heartland Financial USA, Inc.	26,944	1,197,661
Heritage Commerce Corp.	31,964	278,087
Heritage Financial Corp.	22,892	412,743
Hope Bancorp, Inc.	78,052	838,278
Horizon Bancorp, Inc.	29,956	370,556
Huntington Bancshares, Inc.	408,298	5,381,368
Independent Bank Corp.	33,342	1,378,145
Independent Bank Group, Inc.	25,083	1,141,778
Kearny Financial Corp.	43,347	266,584
M&T Bank Corp.	34,493	5,220,861
Mercantile Bank Corp.	10,439	423,510
Mid Penn Bancorp, Inc.	11,175	245,291
Midland States Bancorp, Inc.	13,710	310,532
MidWestOne Financial Group, Inc.	10,388	233,626
New York Community Bancorp, Inc.(a)	280,219	902,305
Northfield Bancorp, Inc.	27,863	264,141
Northrim BanCorp, Inc.	3,681	212,173
Northwest Bancshares, Inc.	83,106	959,874
Norwood Financial Corp.	4,872	123,651
OceanFirst Financial Corp.	38,543	612,448
Pacific Premier Bancorp, Inc.	53,059	1,218,765
Park National Corp.(a)	8,973	1,277,217
Parke Bancorp, Inc.	8,240	143,376
PCB Bancorp	8,916	145,152
Peoples Bancorp, Inc.	23,131	693,930
Peoples Financial Services Corp.	4,685	213,355
PNC Financial Services Group, Inc.	83,833	13,034,355
Premier Financial Corp.	22,608	462,560
Primis Financial Corp.	18,271	191,480
Provident Financial Services, Inc.	86,485	1,241,060
RBB Bancorp	12,462	234,410
Regions Financial Corp.	276,002	5,531,080
S&T Bancorp, Inc.	25,146	839,625
Sandy Spring Bancorp, Inc.	25,820	628,975
Shore Bancshares, Inc.	21,639	247,767
Sierra Bancorp	9,705	217,198
Simmons First National Corp., Class A	72,017	1,266,059
Southside Bancshares, Inc.	18,489	510,481
Synovus Financial Corp.	52,679	2,117,169
TFS Financial Corp.	167,268	2,110,922
Tompkins Financial Corp.	9,416	460,442
Towne Bank	39,335	1,072,665
TrustCo Bank Corp.	12,786	367,853
Trustmark Corp.	37,774	1,134,731
U.S. Bancorp	351,674	13,961,458
United Bankshares, Inc.	47,580	1,543,495
Univest Financial Corp.	19,590	447,240
Valley National Bancorp	174,903	1,220,823
Veritex Holdings, Inc.	34,406	725,623
Washington Trust Bancorp, Inc.	8,082	221,528
Webster Financial Corp.	42,296	1,843,683
WesBanco, Inc.	38,158	1,064,990
West BanCorp, Inc.	11,081	198,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2024

Investments	Shares	Value
Zions Bancorp NA	49,047	$2,127,168
Total Banks		142,444,266
Biotechnology - 6.9%
AbbVie, Inc.	340,043	58,324,175
Gilead Sciences, Inc.	214,024	14,684,187
Total Biotechnology		73,008,362
Broadline Retail - 0.5%
Kohl's Corp.(a)	74,250	1,707,007
Macy's, Inc.(a)	94,324	1,811,021
Nordstrom, Inc.	84,709	1,797,525
Total Broadline Retail		5,315,553
Capital Markets - 6.8%
Bank of New York Mellon Corp.	133,035	7,967,466
Blue Owl Capital, Inc.	142,024	2,520,926
Bridge Investment Group Holdings, Inc., Class A	20,635	153,112
Carlyle Group, Inc.	85,390	3,428,409
Cohen & Steers, Inc.(a)	24,679	1,790,708
Diamond Hill Investment Group, Inc.	1,959	275,729
Franklin Resources, Inc.	133,789	2,990,184
GCM Grosvenor, Inc., Class A(a)	28,209	275,320
Moelis & Co., Class A	29,328	1,667,590
Morgan Stanley	316,408	30,751,694
Northern Trust Corp.	43,006	3,611,644
State Street Corp.	62,593	4,631,882
T Rowe Price Group, Inc.	54,809	6,320,026
TPG, Inc.	37,887	1,570,416
Victory Capital Holdings, Inc., Class A	39,180	1,870,061
Virtu Financial, Inc., Class A	60,818	1,365,364
Virtus Investment Partners, Inc.	4,724	1,066,915
Total Capital Markets		72,257,446
Chemicals - 1.7%
Chemours Co.	48,884	1,103,312
Dow, Inc.	184,043	9,763,481
Eastman Chemical Co.	29,087	2,849,653
Huntsman Corp.	62,776	1,429,410
Kronos Worldwide, Inc.	80,135	1,005,694
Scotts Miracle-Gro Co.(a)	23,846	1,551,421
Total Chemicals		17,702,971
Commercial Services & Supplies - 0.2%
ACCO Brands Corp.	65,216	306,515
Aris Water Solutions, Inc., Class A	21,527	337,328
Deluxe Corp.	28,715	644,939
Ennis, Inc.	11,574	253,355
Pitney Bowes, Inc.	119,012	604,581
Total Commercial Services & Supplies		2,146,718
Consumer Finance - 0.8%
Ally Financial, Inc.	76,272	3,025,710
Navient Corp.	62,184	905,399
OneMain Holdings, Inc.	79,840	3,871,442
Regional Management Corp.	6,561	188,563
Total Consumer Finance		7,991,114
Consumer Staples Distribution & Retail - 0.1%
SpartanNash Co.	22,472	421,575
Village Super Market, Inc., Class A	7,277	192,185
Total Consumer Staples Distribution & Retail		613,760
Containers & Packaging - 0.8%
Greif, Inc., Class B	14,067	879,047
International Paper Co.	96,032	4,143,781
Pactiv Evergreen, Inc.	90,154	1,020,543
Sonoco Products Co.	39,012	1,978,689
Total Containers & Packaging		8,022,060
Diversified REITs - 0.2%
Alexander & Baldwin, Inc.	5,218	88,497
American Assets Trust, Inc.	2,989	66,894
Armada Hoffler Properties, Inc.	4,316	47,864
Broadstone Net Lease, Inc.	13,588	215,642
CTO Realty Growth, Inc.(a)	2,503	43,702
Essential Properties Realty Trust, Inc.	11,131	308,440
NexPoint Diversified Real Estate Trust(a)	50	276
One Liberty Properties, Inc.	2,372	55,695
WP Carey, Inc.	14,513	798,941
Total Diversified REITs		1,625,951
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings, Inc.(a)	24,273	1,369,968
Electric Utilities - 8.6%
ALLETE, Inc.	29,643	1,848,241
Alliant Energy Corp.	53,871	2,742,034
American Electric Power Co., Inc.	108,291	9,501,452
Duke Energy Corp.	156,749	15,710,952
Edison International	85,045	6,107,082
Entergy Corp.	70,579	7,551,953
Evergy, Inc.	64,009	3,390,557
Eversource Energy	77,765	4,410,053
Exelon Corp.	184,604	6,389,144
FirstEnergy Corp.	133,648	5,114,709
OGE Energy Corp.	84,304	3,009,653
Pinnacle West Capital Corp.	45,890	3,505,078
Portland General Electric Co.	38,985	1,685,711
PPL Corp.	152,224	4,208,994
Southern Co.	199,049	15,440,231
Total Electric Utilities		90,615,844
Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.	175,371	6,813,163
Energy Equipment & Services - 0.3%
Archrock, Inc.	95,581	1,932,648
Kodiak Gas Services, Inc.	49,608	1,352,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2024

Investments	Shares	Value
Solaris Oilfield Infrastructure, Inc., Class A	23,002	$197,357
Total Energy Equipment & Services		3,482,319
Financial Services - 1.2%
Alerus Financial Corp.	13,368	262,146
Corebridge Financial, Inc.	164,202	4,781,562
Jackson Financial, Inc., Class A	35,251	2,617,739
NewtekOne, Inc.	16,112	202,528
Radian Group, Inc.	67,262	2,091,848
UWM Holdings Corp.(a)	61,764	428,025
Waterstone Financial, Inc.	15,981	204,397
Western Union Co.	201,935	2,467,646
Total Financial Services		13,055,891
Food Products - 2.5%
B&G Foods, Inc.	48,569	392,437
Conagra Brands, Inc.	124,064	3,525,899
Flowers Foods, Inc.	97,973	2,175,001
JM Smucker Co.	23,983	2,615,106
John B Sanfilippo & Son, Inc.	6,052	588,073
Kellanova	74,470	4,295,429
Kraft Heinz Co.	262,563	8,459,780
Tyson Foods, Inc., Class A	65,951	3,768,440
WK Kellogg Co.	57,784	951,125
Total Food Products		26,771,290
Gas Utilities - 1.1%
National Fuel Gas Co.	39,173	2,122,785
New Jersey Resources Corp.	34,450	1,472,393
Northwest Natural Holding Co.	23,440	846,419
ONE Gas, Inc.	23,628	1,508,648
Southwest Gas Holdings, Inc.	25,672	1,806,795
Spire, Inc.	23,885	1,450,536
UGI Corp.	90,520	2,072,908
Total Gas Utilities		11,280,484
Health Care Providers & Services - 0.2%
Patterson Cos., Inc.	45,715	1,102,646
Premier, Inc., Class A	58,548	1,093,091
Total Health Care Providers & Services		2,195,737
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	12,018	1,405,745
CareTrust REIT, Inc.	8,476	212,748
Community Healthcare Trust, Inc.	1,931	45,166
Global Medical REIT, Inc.	6,311	57,304
LTC Properties, Inc.	2,642	91,149
National Health Investors, Inc.	3,414	231,230
Sabra Health Care REIT, Inc.	17,587	270,840
Ventas, Inc.	29,477	1,510,991
Total Health Care REITs		3,825,173
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts, Inc.	53,025	953,390
Park Hotels & Resorts, Inc.	16,110	241,328
Ryman Hospitality Properties, Inc.	4,426	441,980
Service Properties Trust(a)	12,121	62,302
Summit Hotel Properties, Inc.	9,298	55,695
Total Hotel & Resort REITs		1,754,695
Hotels, Restaurants & Leisure - 0.8%
Bloomin' Brands, Inc.(a)	47,583	915,021
Cracker Barrel Old Country Store, Inc.	11,421	481,509
Dine Brands Global, Inc.	10,139	367,032
Marriott Vacations Worldwide Corp.	16,973	1,482,082
Travel & Leisure Co.	37,529	1,688,055
Vail Resorts, Inc.	10,013	1,803,642
Wendy's Co.	111,153	1,885,155
Total Hotels, Restaurants & Leisure		8,622,496
Household Durables - 0.1%
Ethan Allen Interiors, Inc.	17,102	476,975
Leggett & Platt, Inc.	67,090	768,851
Total Household Durables		1,245,826
Household Products - 1.3%
Energizer Holdings, Inc.	39,227	1,158,766
Kimberly-Clark Corp.	91,520	12,648,064
Total Household Products		13,806,830
Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class A	23,866	540,804
Clearway Energy, Inc., Class C	52,996	1,308,471
Total Independent Power & Renewable Electricity Producers		1,849,275
Industrial REITs - 0.1%
Innovative Industrial Properties, Inc.	2,184	238,536
LXP Industrial Trust	21,103	192,459
Plymouth Industrial REIT, Inc.	3,394	72,564
STAG Industrial, Inc.	13,492	486,522
Total Industrial REITs		990,081
Insurance - 2.4%
AMERISAFE, Inc.	13,982	613,670
CNA Financial Corp.	63,067	2,905,497
Donegal Group, Inc., Class A	18,498	238,254
Fidelity National Financial, Inc.	66,626	3,292,657
First American Financial Corp.	28,028	1,512,110
Horace Mann Educators Corp.	26,921	878,163
Investors Title Co.	1,307	235,430
Lincoln National Corp.	89,765	2,791,691
Prudential Financial, Inc.	88,500	10,371,315
Safety Insurance Group, Inc.	8,992	674,670
Stewart Information Services Corp.	16,270	1,010,042
Universal Insurance Holdings, Inc.	20,334	381,466
Total Insurance		24,904,965
IT Services - 4.1%
Information Services Group, Inc.	32,346	95,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2024

Investments	Shares	Value
International Business Machines Corp.	248,443	$42,968,217
Total IT Services		43,063,314
Leisure Products - 0.1%
Marine Products Corp.	20,796	210,039
Smith & Wesson Brands, Inc.	30,396	435,879
Total Leisure Products		645,918
Machinery - 0.2%
Douglas Dynamics, Inc.	15,155	354,627
Trinity Industries, Inc.	44,601	1,334,462
Total Machinery		1,689,089
Media - 0.6%
Entravision Communications Corp., Class A	27,652	56,133
Gray Television, Inc.	57,565	299,338
Interpublic Group of Cos., Inc.	92,878	2,701,821
John Wiley & Sons, Inc., Class A	30,970	1,260,479
Nexstar Media Group, Inc.	11,366	1,886,870
Sinclair, Inc.	27,709	369,361
Total Media		6,574,002
Metals & Mining - 0.2%
Kaiser Aluminum Corp.	11,256	989,403
Mesabi Trust	9,104	156,862
SunCoke Energy, Inc.	55,139	540,362
Total Metals & Mining		1,686,627
Multi-Utilities - 4.3%
Avista Corp.	40,285	1,394,264
Black Hills Corp.	28,518	1,550,809
Consolidated Edison, Inc.	89,773	8,027,502
Dominion Energy, Inc.	229,043	11,223,107
DTE Energy Co.	39,837	4,422,305
NiSource, Inc.	101,579	2,926,491
Northwestern Energy Group, Inc.	28,206	1,412,556
Public Service Enterprise Group, Inc.	134,772	9,932,696
WEC Energy Group, Inc.	60,386	4,737,886
Total Multi-Utilities		45,627,616
Office REITs - 0.1%
COPT Defense Properties	8,242	206,297
Cousins Properties, Inc.	9,510	220,157
Douglas Emmett, Inc.	9,885	131,569
Easterly Government Properties, Inc.	9,024	111,627
JBG SMITH Properties	8,328	126,835
Kilroy Realty Corp.	7,628	237,765
Peakstone Realty Trust	2,607	27,634
Postal Realty Trust, Inc., Class A	2,538	33,832
SL Green Realty Corp.	4,064	230,185
Total Office REITs		1,325,901
Oil, Gas & Consumable Fuels - 18.3%
Antero Midstream Corp.	274,684	4,048,842
Berry Corp.	57,591	372,038
Chevron Corp.	344,524	53,890,444
Chord Energy Corp.	24,963	4,185,796
Civitas Resources, Inc.	59,356	4,095,564
Crescent Energy Co., Class A	58,756	696,259
CVR Energy, Inc.(a)	64,933	1,738,256
DT Midstream, Inc.	34,337	2,438,957
EOG Resources, Inc.	129,630	16,316,528
Equitrans Midstream Corp.	188,092	2,441,434
Exxon Mobil Corp.	631,814	72,734,428
FutureFuel Corp.	29,966	153,725
Granite Ridge Resources, Inc.(a)	98,511	623,575
Kinetik Holdings, Inc.	35,425	1,468,012
Northern Oil & Gas, Inc.	40,704	1,512,968
ONEOK, Inc.	149,565	12,197,026
Riley Exploration Permian, Inc.	13,816	391,131
Sitio Royalties Corp., Class A	56,829	1,341,733
VAALCO Energy, Inc.	72,086	451,979
Vitesse Energy, Inc.	20,840	493,908
Williams Cos., Inc.	281,472	11,962,560
Total Oil, Gas & Consumable Fuels		193,555,163
Passenger Airlines - 0.0%
Spirit Airlines, Inc.(a)	45,823	167,712
Personal Care Products - 0.7%
Kenvue, Inc.	369,672	6,720,637
Nu Skin Enterprises, Inc., Class A	26,163	275,758
Total Personal Care Products		6,996,395
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	428,460	17,793,944
Organon & Co.	175,637	3,635,686
Viatris, Inc.	347,643	3,695,445
Total Pharmaceuticals		25,125,075
Professional Services - 0.1%
ManpowerGroup, Inc.	19,353	1,350,840
Resources Connection, Inc.	22,526	248,687
Total Professional Services		1,599,527
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	12,086	117,476
RMR Group, Inc., Class A	1,640	37,064
Total Real Estate Management & Development		154,540
Residential REITs - 0.9%
AvalonBay Communities, Inc.	10,461	2,164,276
BRT Apartments Corp.	1,564	27,323
Camden Property Trust	8,517	929,290
Centerspace	625	42,269
Elme Communities	8,094	128,937
Equity Residential	29,005	2,011,207
Essex Property Trust, Inc.	4,656	1,267,363
Independence Realty Trust, Inc.	16,144	302,539
Mid-America Apartment Communities, Inc.	9,336	1,331,407
UDR, Inc.	24,358	1,002,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2024

Investments	Shares	Value
UMH Properties, Inc.	6,645	$106,253
Total Residential REITs		9,313,196
Retail REITs - 1.2%
Acadia Realty Trust	9,238	165,545
Agree Realty Corp.	5,945	368,233
Alexander's, Inc.	490	110,181
Brixmor Property Group, Inc.	19,954	460,738
CBL & Associates Properties, Inc.(a)	3,352	78,370
Federal Realty Investment Trust	5,982	604,003
Getty Realty Corp.	4,225	112,639
Kimco Realty Corp.	48,692	947,546
Macerich Co.	15,642	241,512
NETSTREIT Corp.(a)	2,592	41,731
NNN REIT, Inc.	13,571	578,125
Realty Income Corp.	60,182	3,178,813
Regency Centers Corp.	13,271	825,456
Retail Opportunity Investments Corp.	6,118	76,047
Saul Centers, Inc.	1,347	49,529
Simon Property Group, Inc.	24,530	3,723,654
SITE Centers Corp.	15,087	218,761
Tanger, Inc.	7,620	206,578
Urban Edge Properties	10,138	187,249
Whitestone REIT	4,876	64,900
Total Retail REITs		12,239,610
Semiconductors & Semiconductor Equipment - 0.0%
NVE Corp.	3,093	231,016
Software - 0.0%
American Software, Inc., Class A	21,804	199,071
Specialized REITs - 1.9%
Crown Castle, Inc.	31,590	3,086,343
CubeSmart	16,223	732,793
Digital Realty Trust, Inc.	22,758	3,460,354
EPR Properties	5,289	222,032
Extra Space Storage, Inc.	15,184	2,359,746
Four Corners Property Trust, Inc.	6,400	157,888
Gaming & Leisure Properties, Inc.	19,353	874,949
Gladstone Land Corp.	4,236	57,991
Iron Mountain, Inc.	19,670	1,762,826
Lamar Advertising Co., Class A	6,372	761,645
National Storage Affiliates Trust	6,746	278,070
PotlatchDeltic Corp.	6,126	241,303
Public Storage	12,755	3,668,976
Rayonier, Inc.	11,422	332,266
Safehold, Inc.	5,425	104,648
VICI Properties, Inc.	75,349	2,157,995
Total Specialized REITs		20,259,825
Specialty Retail - 0.8%
Aaron's Co., Inc.	17,762	177,265
Best Buy Co., Inc.	58,745	4,951,616
Buckle, Inc.	30,539	1,128,110
Guess?, Inc.	36,827	751,271
Haverty Furniture Cos., Inc.	7,489	189,397
Monro, Inc.	21,365	509,769
Upbound Group, Inc.	34,719	1,065,873
Total Specialty Retail		8,773,301
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	192,632	6,745,973
Xerox Holdings Corp.	99,120	1,151,774
Total Technology Hardware, Storage & Peripherals		7,897,747
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	21,217	1,314,817
Kontoor Brands, Inc.	23,451	1,551,284
Movado Group, Inc.	10,488	260,732
Tapestry, Inc.	67,779	2,900,263
Wolverine World Wide, Inc.	53,026	716,912
Total Textiles, Apparel & Luxury Goods		6,744,008
Tobacco - 8.6%
Altria Group, Inc.	1,087,762	49,547,559
Philip Morris International, Inc.	392,566	39,778,713
Universal Corp.	16,403	790,460
Vector Group Ltd.	104,017	1,099,460
Total Tobacco		91,216,192
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	15,396	228,015
Telephone & Data Systems, Inc.	58,457	1,211,812
Total Wireless Telecommunication Services		1,439,827
Total United States		1,052,092,516
Puerto Rico - 0.2%
Banks - 0.2%
First BanCorp	92,790	1,697,129
TOTAL COMMON STOCKS (Cost: $1,019,599,369)		1,053,789,645
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $336,129)	336,129	336,129
TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $1,019,935,498)		1,054,125,774
Other Assets less Liabilities - 0.3%		3,014,388
NET ASSETS - 100.0%		$1,057,140,162

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $12,070,959 and the total market value of the collateral held by the Fund was $12,262,019. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,925,890.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,053,789,645	$—	$—	$1,053,789,645
Investment of Cash Collateral for Securities Loaned	—	336,129	—	336,129
Total Investments in Securities	$1,053,789,645	$336,129	$—	$1,054,125,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.8%
United States - 99.8%
Aerospace & Defense - 1.8%
General Dynamics Corp.	31,350	$9,095,889
General Electric Co.	42,268	6,719,344
HEICO Corp.	2,338	522,800
HEICO Corp., Class A	3,239	574,987
Howmet Aerospace, Inc.	17,033	1,322,272
L3Harris Technologies, Inc.	23,992	5,388,123
Lockheed Martin Corp.	39,512	18,456,055
Northrop Grumman Corp.	13,111	5,715,741
RTX Corp.	225,795	22,667,560
Textron, Inc.	8,418	722,770
Total Aerospace & Defense		71,185,541
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	11,904	1,485,500
FedEx Corp.	26,170	7,846,813
United Parcel Service, Inc., Class B	165,920	22,706,152
Total Air Freight & Logistics		32,038,465
Automobiles - 0.1%
General Motors Co.	82,702	3,842,335
Banks - 7.7%
Bank of America Corp.	1,350,293	53,701,153
Citigroup, Inc.	468,138	29,708,038
Fifth Third Bancorp	163,990	5,983,995
First Citizens BancShares, Inc., Class A	540	909,149
Huntington Bancshares, Inc.	410,051	5,404,472
JPMorgan Chase & Co.	652,130	131,899,814
M&T Bank Corp.	36,017	5,451,533
PNC Financial Services Group, Inc.	97,745	15,197,393
Regions Financial Corp.	278,309	5,577,312
U.S. Bancorp	419,140	16,639,858
Wells Fargo & Co.	628,508	37,327,090
Total Banks		307,799,807
Beverages - 3.6%
Brown-Forman Corp., Class A(a)	12,472	550,389
Brown-Forman Corp., Class B	27,195	1,174,552
Coca-Cola Co.	1,126,360	71,692,814
Constellation Brands, Inc., Class A	22,313	5,740,689
Keurig Dr. Pepper, Inc.	209,790	7,006,986
PepsiCo, Inc.	351,537	57,978,998
Total Beverages		144,144,428
Biotechnology - 3.7%
AbbVie, Inc.	586,389	100,577,441
Amgen, Inc.	92,486	28,897,251
Gilead Sciences, Inc.	254,174	17,438,878
Total Biotechnology		146,913,570
Broadline Retail - 0.1%
eBay, Inc.	65,384	3,512,429
Building Products - 0.1%
Carrier Global Corp.	61,088	3,853,431
Capital Markets - 4.6%
Ameriprise Financial, Inc.	12,986	5,547,489
Ares Management Corp., Class A	27,415	3,653,871
Bank of New York Mellon Corp.	151,016	9,044,348
BlackRock, Inc.	21,003	16,536,082
Blackstone, Inc.	109,524	13,559,071
Cboe Global Markets, Inc.	9,909	1,685,125
Charles Schwab Corp.	146,988	10,831,546
CME Group, Inc.	41,575	8,173,645
FactSet Research Systems, Inc.	1,698	693,242
Goldman Sachs Group, Inc.	58,231	26,339,046
Intercontinental Exchange, Inc.	67,814	9,283,058
KKR & Co., Inc.	40,925	4,306,947
LPL Financial Holdings, Inc.	3,277	915,266
Moody's Corp.	11,344	4,775,030
Morgan Stanley	392,109	38,109,074
MSCI, Inc.	4,585	2,208,824
Nasdaq, Inc.	37,987	2,289,097
Northern Trust Corp.	41,948	3,522,793
Raymond James Financial, Inc.	16,677	2,061,444
S&P Global, Inc.	14,825	6,611,950
State Street Corp.	66,219	4,900,206
T Rowe Price Group, Inc.	58,700	6,768,697
Tradeweb Markets, Inc., Class A	4,888	518,128
Total Capital Markets		182,333,979
Chemicals - 1.0%
Air Products & Chemicals, Inc.	30,240	7,803,432
Dow, Inc.	214,827	11,396,572
DuPont de Nemours, Inc.	50,140	4,035,769
Ecolab, Inc.	24,778	5,897,164
PPG Industries, Inc.	35,123	4,421,635
Sherwin-Williams Co.	16,675	4,976,320
Westlake Corp.	10,154	1,470,502
Total Chemicals		40,001,394
Commercial Services & Supplies - 0.6%
Cintas Corp.	7,935	5,556,563
Republic Services, Inc.	22,672	4,406,076
Rollins, Inc.	36,077	1,760,197
Veralto Corp.	8,129	776,076
Waste Management, Inc.	54,874	11,706,819
Total Commercial Services & Supplies		24,205,731
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,103,000	52,403,530
Motorola Solutions, Inc.	15,826	6,109,627
Total Communications Equipment		58,513,157
Construction & Engineering - 0.0%
Quanta Services, Inc.	5,537	1,406,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2024

Investments	Shares	Value
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,724	$1,475,863
Vulcan Materials Co.	8,750	2,175,950
Total Construction Materials		3,651,813
Consumer Finance - 0.6%
American Express Co.	56,636	13,114,066
Capital One Financial Corp.	43,375	6,005,269
Discover Financial Services	37,283	4,876,989
Total Consumer Finance		23,996,324
Consumer Staples Distribution & Retail - 2.8%
Costco Wholesale Corp.	22,741	19,329,622
Kroger Co.	139,103	6,945,413
Sysco Corp.	115,395	8,238,049
Target Corp.	78,792	11,664,368
Walmart, Inc.	946,669	64,098,958
Total Consumer Staples Distribution & Retail		110,276,410
Containers & Packaging - 0.1%
Avery Dennison Corp.	7,126	1,558,100
Ball Corp.	23,617	1,417,492
Total Containers & Packaging		2,975,592
Distributors - 0.1%
Genuine Parts Co.	22,220	3,073,470
Electric Utilities - 2.4%
American Electric Power Co., Inc.	128,172	11,245,811
Constellation Energy Corp.	16,240	3,252,385
Duke Energy Corp.	181,874	18,229,231
Edison International	91,929	6,601,422
Entergy Corp.	77,405	8,282,335
Eversource Energy	85,293	4,836,966
Exelon Corp.	203,794	7,053,310
FirstEnergy Corp.	137,490	5,261,742
PG&E Corp.	89,960	1,570,702
PPL Corp.	148,814	4,114,707
Southern Co.	231,660	17,969,866
Xcel Energy, Inc.	161,995	8,652,153
Total Electric Utilities		97,070,630
Electrical Equipment - 0.4%
AMETEK, Inc.	11,937	1,990,017
Emerson Electric Co.	73,612	8,109,098
Hubbell, Inc.	4,381	1,601,168
Rockwell Automation, Inc.	11,037	3,038,266
Vertiv Holdings Co.	14,246	1,233,276
Total Electrical Equipment		15,971,825
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	94,258	6,350,161
CDW Corp.	8,631	1,931,963
Corning, Inc.	177,842	6,909,162
Total Electronic Equipment, Instruments & Components		15,191,286
Energy Equipment & Services - 0.2%
Baker Hughes Co.	130,164	4,577,868
Halliburton Co.	88,764	2,998,448
Total Energy Equipment & Services		7,576,316
Entertainment - 0.3%
Electronic Arts, Inc.	13,523	1,884,159
Walt Disney Co.	82,983	8,239,382
Warner Music Group Corp., Class A	12,844	393,669
Total Entertainment		10,517,210
Financial Services - 1.6%
Apollo Global Management, Inc.	60,620	7,157,403
Fidelity National Information Services, Inc.	112,311	8,463,757
Global Payments, Inc.	12,568	1,215,326
Mastercard, Inc., Class A	43,736	19,294,574
Visa, Inc., Class A	109,515	28,744,402
Total Financial Services		64,875,462
Food Products - 1.5%
Archer-Daniels-Midland Co.	72,675	4,393,204
General Mills, Inc.	117,863	7,456,013
Hershey Co.	19,656	3,613,363
Hormel Foods Corp.	112,868	3,441,345
Kellanova	77,813	4,488,254
Kraft Heinz Co.	317,774	10,238,678
McCormick & Co., Inc., Non-Voting Shares	34,416	2,441,471
Mondelez International, Inc., Class A	280,373	18,347,609
Tyson Foods, Inc., Class A	61,230	3,498,682
Total Food Products		57,918,619
Gas Utilities - 0.1%
Atmos Energy Corp.	32,791	3,825,070
Ground Transportation - 0.8%
CSX Corp.	144,086	4,819,677
JB Hunt Transport Services, Inc.	4,834	773,440
Norfolk Southern Corp.	30,154	6,473,762
Old Dominion Freight Line, Inc.	9,034	1,595,405
Union Pacific Corp.	77,863	17,617,282
Total Ground Transportation		31,279,566
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	181,916	18,902,891
Becton Dickinson & Co.	25,016	5,846,489
GE HealthCare Technologies, Inc.	18,400	1,433,728
ResMed, Inc.	8,435	1,614,628
Stryker Corp.	30,987	10,543,327
Zimmer Biomet Holdings, Inc.	9,520	1,033,206
Total Health Care Equipment & Supplies		39,374,269
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	25,198	2,477,467
Cencora, Inc.	15,303	3,447,766
Cigna Group	31,256	10,332,296
CVS Health Corp.	234,875	13,871,718
Elevance Health, Inc.	15,367	8,326,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2024

Investments	Shares	Value
HCA Healthcare, Inc.	13,673	$4,392,861
Humana, Inc.	5,108	1,908,604
Labcorp Holdings, Inc.	6,108	1,243,039
McKesson Corp.	5,310	3,101,252
Quest Diagnostics, Inc.	12,526	1,714,559
UnitedHealth Group, Inc.	104,162	53,045,540
Total Health Care Providers & Services		103,861,865
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	39,532	4,624,058
Ventas, Inc.	82,458	4,226,797
Welltower, Inc.	80,649	8,407,658
Total Health Care REITs		17,258,513
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.	2,965	11,745,847
Darden Restaurants, Inc.	32,587	4,931,065
Hilton Worldwide Holdings, Inc.	11,347	2,475,915
Las Vegas Sands Corp.	78,422	3,470,174
Marriott International, Inc., Class A	25,254	6,105,660
McDonald's Corp.	141,414	36,037,944
Starbucks Corp.	156,984	12,221,204
Yum! Brands, Inc.	42,920	5,685,183
Total Hotels, Restaurants & Leisure		82,672,992
Household Durables - 0.2%
DR Horton, Inc.	16,291	2,295,891
Lennar Corp., Class A	14,517	2,175,663
Lennar Corp., Class B	2,303	321,107
PulteGroup, Inc.	15,063	1,658,436
Total Household Durables		6,451,097
Household Products - 2.9%
Church & Dwight Co., Inc.	13,420	1,391,386
Clorox Co.	22,927	3,128,848
Colgate-Palmolive Co.	163,432	15,859,441
Kimberly-Clark Corp.	101,577	14,037,941
Procter & Gamble Co.	489,417	80,714,652
Total Household Products		115,132,268
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	114,195	24,385,200
Industrial REITs - 0.4%
Prologis, Inc.	152,443	17,120,873
Insurance - 2.2%
Aflac, Inc.	118,250	10,560,908
Allstate Corp.	38,292	6,113,701
American International Group, Inc.	85,158	6,322,130
Arthur J Gallagher & Co.	10,360	2,686,452
Brown & Brown, Inc.	15,407	1,377,540
Cincinnati Financial Corp.	24,284	2,867,940
Erie Indemnity Co., Class A	3,502	1,269,125
Hartford Financial Services Group, Inc.	60,417	6,074,325
Loews Corp.	9,915	741,047
Marsh & McLennan Cos., Inc.	57,571	12,131,361
MetLife, Inc.	133,947	9,401,740
Principal Financial Group, Inc.	47,735	3,744,811
Progressive Corp.	22,599	4,694,038
Prudential Financial, Inc.	101,878	11,939,083
Travelers Cos., Inc.	27,512	5,594,290
WR Berkley Corp.	39,499	3,103,831
Total Insurance		88,622,322
Interactive Media & Services - 2.9%
Alphabet, Inc., Class A	250,693	45,663,730
Alphabet, Inc., Class C	159,403	29,237,698
Meta Platforms, Inc., Class A	77,298	38,975,198
Total Interactive Media & Services		113,876,626
IT Services - 1.3%
Cognizant Technology Solutions Corp., Class A	45,308	3,080,944
International Business Machines Corp.	290,611	50,261,173
Total IT Services		53,342,117
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	12,026	1,558,930
Danaher Corp.	29,022	7,251,147
Thermo Fisher Scientific, Inc.	14,808	8,188,824
West Pharmaceutical Services, Inc.	3,228	1,063,271
Total Life Sciences Tools & Services		18,062,172
Machinery - 2.1%
Caterpillar, Inc.	57,665	19,208,212
Cummins, Inc.	23,377	6,473,793
Deere & Co.	24,036	8,980,571
Dover Corp.	10,856	1,958,965
Fortive Corp.	15,266	1,131,211
Illinois Tool Works, Inc.	57,638	13,657,900
Ingersoll Rand, Inc.	16,755	1,522,024
Otis Worldwide Corp.	50,360	4,847,654
PACCAR, Inc.	126,601	13,032,307
Parker-Hannifin Corp.	14,441	7,304,402
Westinghouse Air Brake Technologies Corp.	8,329	1,316,398
Xylem, Inc.	15,413	2,090,465
Total Machinery		81,523,902
Media - 1.1%
Comcast Corp., Class A	1,004,618	39,340,841
Omnicom Group, Inc.	35,261	3,162,911
Sirius XM Holdings, Inc.(a)	573,613	1,623,325
Total Media		44,127,077
Metals & Mining - 0.2%
Nucor Corp.	16,389	2,590,773
Reliance, Inc.	6,879	1,964,642
Steel Dynamics, Inc.	12,191	1,578,735
Total Metals & Mining		6,134,150
Multi-Utilities - 1.6%
Ameren Corp.	69,154	4,917,541
CenterPoint Energy, Inc.	94,149	2,916,736
CMS Energy Corp.	52,176	3,106,037
Consolidated Edison, Inc.	100,556	8,991,717
Dominion Energy, Inc.	282,358	13,835,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2024

Investments	Shares	Value
DTE Energy Co.	39,484	$4,383,119
Public Service Enterprise Group, Inc.	149,431	11,013,065
Sempra	117,012	8,899,933
WEC Energy Group, Inc.	62,845	4,930,819
Total Multi-Utilities		62,994,509
Oil, Gas & Consumable Fuels - 7.8%
Cheniere Energy, Inc.	20,297	3,548,525
Chevron Corp.	481,997	75,393,971
ConocoPhillips	139,771	15,987,007
Diamondback Energy, Inc.	22,171	4,438,412
EOG Resources, Inc.	157,792	19,861,279
Exxon Mobil Corp.	1,032,317	118,840,333
Hess Corp.	21,137	3,118,130
Marathon Oil Corp.	58,584	1,679,603
Marathon Petroleum Corp.	70,309	12,197,205
Occidental Petroleum Corp.	62,460	3,936,854
ONEOK, Inc.	172,843	14,095,347
Phillips 66	75,019	10,590,432
Targa Resources Corp.	24,554	3,162,064
Valero Energy Corp.	60,735	9,520,819
Williams Cos., Inc.	332,493	14,130,953
Total Oil, Gas & Consumable Fuels		310,500,934
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	36,001	1,707,887
Personal Care Products - 0.2%
Kenvue, Inc.	404,184	7,348,065
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	494,160	20,522,465
Eli Lilly & Co.	38,850	35,174,013
Johnson & Johnson	608,819	88,984,985
Merck & Co., Inc.	403,046	49,897,095
Zoetis, Inc.	32,910	5,705,277
Total Pharmaceuticals		200,283,835
Professional Services - 0.8%
Automatic Data Processing, Inc.	56,268	13,430,609
Booz Allen Hamilton Holding Corp.	9,685	1,490,521
Broadridge Financial Solutions, Inc.	15,595	3,072,215
Equifax, Inc.	5,371	1,302,253
Jacobs Solutions, Inc.	5,492	767,287
Paychex, Inc.	85,751	10,166,639
Verisk Analytics, Inc.	7,012	1,890,085
Total Professional Services		32,119,609
Residential REITs - 0.5%
AvalonBay Communities, Inc.	40,254	8,328,150
Equity Residential	88,414	6,130,627
Invitation Homes, Inc.	104,041	3,734,031
Sun Communities, Inc.	18,796	2,261,911
Total Residential REITs		20,454,719
Retail REITs - 0.7%
Realty Income Corp.	213,485	11,276,278
Simon Property Group, Inc.	111,235	16,885,473
Total Retail REITs		28,161,751
Semiconductors & Semiconductor Equipment - 8.2%
Analog Devices, Inc.	50,514	11,530,326
Applied Materials, Inc.	36,588	8,634,402
Broadcom, Inc.	69,673	111,862,092
Intel Corp.	258,973	8,020,394
KLA Corp.	7,297	6,016,449
Lam Research Corp.	7,516	8,003,413
Microchip Technology, Inc.	57,357	5,248,165
Micron Technology, Inc.	39,606	5,209,377
Monolithic Power Systems, Inc.	2,002	1,645,003
NVIDIA Corp.	796,397	98,386,885
QUALCOMM, Inc.	130,142	25,921,684
Skyworks Solutions, Inc.	23,217	2,474,468
Texas Instruments, Inc.	159,306	30,989,796
Total Semiconductors & Semiconductor Equipment		323,942,454
Software - 4.9%
Intuit, Inc.	12,065	7,929,239
Microsoft Corp.	331,323	148,084,815
Oracle Corp.	196,911	27,803,833
Roper Technologies, Inc.	4,437	2,500,959
Salesforce, Inc.	38,075	9,789,083
Total Software		196,107,929
Specialized REITs - 2.1%
American Tower Corp.	75,465	14,668,886
Crown Castle, Inc.	124,304	12,144,501
Digital Realty Trust, Inc.	55,656	8,462,495
Equinix, Inc.	10,438	7,897,391
Extra Space Storage, Inc.	51,470	7,998,953
Iron Mountain, Inc.	58,206	5,216,422
Public Storage	42,385	12,192,045
SBA Communications Corp.	8,046	1,579,430
VICI Properties, Inc.	384,521	11,012,681
Weyerhaeuser Co.	99,434	2,822,931
Total Specialized REITs		83,995,735
Specialty Retail - 3.2%
Best Buy Co., Inc.	56,770	4,785,143
Home Depot, Inc.	221,501	76,249,504
Lowe's Cos., Inc.	105,436	23,244,421
Ross Stores, Inc.	19,116	2,777,937
TJX Cos., Inc.	142,762	15,718,096
Tractor Supply Co.	12,155	3,281,850
Total Specialty Retail		126,056,951
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	681,589	143,556,275
Dell Technologies, Inc., Class C	22,692	3,129,454
Hewlett Packard Enterprise Co.	166,901	3,533,294
HP, Inc.	194,236	6,802,145
NetApp, Inc.	30,679	3,951,455
Total Technology Hardware, Storage & Peripherals		160,972,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2024

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	94,196	$7,099,553
Tobacco - 1.9%
Altria Group, Inc.	624,037	28,424,885
Philip Morris International, Inc.	468,259	47,448,685
Total Tobacco		75,873,570
Trading Companies & Distributors - 0.3%
Fastenal Co.	106,165	6,671,408
United Rentals, Inc.	4,845	3,133,407
WW Grainger, Inc.	3,829	3,454,677
Total Trading Companies & Distributors		13,259,492
Water Utilities - 0.1%
American Water Works Co., Inc.	23,177	2,993,541
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	158,966	28,006,630
TOTAL COMMON STOCKS (Cost: $2,952,287,848)		3,961,775,986
EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $1,917,735)	27,600	1,954,936
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $1,553,908)	1,553,908	1,553,908
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,955,759,491)		3,965,284,830
Other Assets less Liabilities - 0.1%		4,909,870
NET ASSETS - 100.0%		$3,970,194,700
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $1,956,305 and the total market value of the collateral held by the Fund was $2,057,537. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $503,629.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree U.S. Total Dividend Fund	$289,952	$6,325,740	$4,700,555	$26,536	$13,263	$1,954,936	$18,781

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,961,775,986	$—	$—	$3,961,775,986
Exchange-Traded Fund	1,954,936	—	—	1,954,936
Investment of Cash Collateral for Securities Loaned	—	1,553,908	—	1,553,908
Total Investments in Securities	$3,963,730,922	$1,553,908	$—	$3,965,284,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
United States - 99.9%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc.*	611	$179,780
General Dynamics Corp.	4,750	1,378,165
General Electric Co.	9,810	1,559,496
HEICO Corp.	1,015	226,964
Howmet Aerospace, Inc.	4,390	340,796
L3Harris Technologies, Inc.	4,071	914,265
Lockheed Martin Corp.	5,809	2,713,384
Northrop Grumman Corp.	2,804	1,222,404
RTX Corp.	33,379	3,350,918
Textron, Inc.	4,111	352,970
TransDigm Group, Inc.	551	703,963
Total Aerospace & Defense		12,943,105
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	1,419	125,042
Expeditors International of Washington, Inc.	2,533	316,093
FedEx Corp.	5,675	1,701,592
United Parcel Service, Inc., Class B	20,501	2,805,562
Total Air Freight & Logistics		4,948,289
Automobiles - 1.2%
Ford Motor Co.	237,200	2,974,488
General Motors Co.	77,807	3,614,913
Tesla, Inc.*	21,644	4,282,915
Total Automobiles		10,872,316
Banks - 7.0%
Bank of America Corp.	364,196	14,484,075
Citigroup, Inc.	100,558	6,381,411
Citizens Financial Group, Inc.	23,447	844,795
Fifth Third Bancorp	28,087	1,024,895
First Citizens BancShares, Inc., Class A	523	880,528
Huntington Bancshares, Inc.	66,450	875,811
JPMorgan Chase & Co.	120,917	24,456,672
KeyCorp	24,420	347,008
M&T Bank Corp.	7,810	1,182,122
PNC Financial Services Group, Inc.	15,482	2,407,141
Regions Financial Corp.	46,228	926,409
U.S. Bancorp	48,268	1,916,240
Wells Fargo & Co.	149,568	8,882,844
Total Banks		64,609,951
Beverages - 1.2%
Brown-Forman Corp., Class B	4,102	177,165
Celsius Holdings, Inc.*	1,504	85,863
Coca-Cola Co.	73,735	4,693,233
Constellation Brands, Inc., Class A	3,041	782,388
Keurig Dr. Pepper, Inc.	26,932	899,529
Molson Coors Beverage Co., Class B	5,610	285,156
Monster Beverage Corp.*	9,285	463,786
PepsiCo, Inc.	23,249	3,834,458
Total Beverages		11,221,578
Biotechnology - 2.4%
AbbVie, Inc.	56,102	9,622,615
Alnylam Pharmaceuticals, Inc.*	790	191,970
Amgen, Inc.	13,372	4,178,081
Biogen, Inc.*	3,453	800,475
BioMarin Pharmaceutical, Inc.*	1,198	98,631
Exact Sciences Corp.*	1,339	56,573
Gilead Sciences, Inc.	39,299	2,696,304
Incyte Corp.*	1,926	116,754
Neurocrine Biosciences, Inc.*	699	96,231
Regeneron Pharmaceuticals, Inc.*	2,323	2,441,543
United Therapeutics Corp.*	911	290,199
Vertex Pharmaceuticals, Inc.*	3,984	1,867,381
Total Biotechnology		22,456,757
Broadline Retail - 3.5%
Amazon.com, Inc.*	159,943	30,908,985
eBay, Inc.	19,039	1,022,775
Total Broadline Retail		31,931,760
Building Products - 0.3%
Advanced Drainage Systems, Inc.	734	117,726
Builders FirstSource, Inc.*	4,513	624,644
Carlisle Cos., Inc.	887	359,421
Carrier Global Corp.	14,834	935,729
Lennox International, Inc.	210	112,346
Masco Corp.	4,276	285,081
Owens Corning	2,826	490,933
Total Building Products		2,925,880
Capital Markets - 2.8%
Ameriprise Financial, Inc.	3,129	1,336,678
Bank of New York Mellon Corp.	24,118	1,444,427
BlackRock, Inc.	2,764	2,176,152
Cboe Global Markets, Inc.	1,598	271,756
Charles Schwab Corp.	38,857	2,863,372
CME Group, Inc.	5,203	1,022,910
FactSet Research Systems, Inc.	385	157,184
Franklin Resources, Inc.	15,690	350,671
Goldman Sachs Group, Inc.	8,300	3,754,256
Intercontinental Exchange, Inc.	9,493	1,299,497
LPL Financial Holdings, Inc.	1,748	488,216
Moody's Corp.	1,860	782,930
Morgan Stanley	44,564	4,331,175
Morningstar, Inc.	303	89,643
MSCI, Inc.	679	327,108
Nasdaq, Inc.	7,507	452,372
Northern Trust Corp.	4,873	409,235
Raymond James Financial, Inc.	5,436	671,944
S&P Global, Inc.	3,285	1,465,110
State Street Corp.	12,052	891,848
T Rowe Price Group, Inc.	5,843	673,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2024

Investments	Shares	Value
Tradeweb Markets, Inc., Class A	848	$89,888
Total Capital Markets		25,350,128
Chemicals - 0.8%
Air Products & Chemicals, Inc.	3,312	854,662
Albemarle Corp.	7,736	738,943
Celanese Corp.	2,238	301,884
CF Industries Holdings, Inc.	9,825	728,229
Dow, Inc.	11,369	603,125
DuPont de Nemours, Inc.	7,431	598,121
Eastman Chemical Co.	2,789	273,238
Ecolab, Inc.	2,584	614,992
Mosaic Co.	14,231	411,276
PPG Industries, Inc.	3,877	488,075
RPM International, Inc.	1,674	180,256
Sherwin-Williams Co.	3,369	1,005,411
Westlake Corp.	3,568	516,718
Total Chemicals		7,314,930
Commercial Services & Supplies - 0.3%
Cintas Corp.	909	636,536
Copart, Inc.*	10,552	571,496
Republic Services, Inc.	3,762	731,107
Rollins, Inc.	3,952	192,818
Waste Management, Inc.	4,657	993,525
Total Commercial Services & Supplies		3,125,482
Communications Equipment - 1.1%
Arista Networks, Inc.*	4,754	1,666,182
Cisco Systems, Inc.	142,789	6,783,905
F5, Inc.*	3,089	532,018
Motorola Solutions, Inc.	3,171	1,224,165
Total Communications Equipment		10,206,270
Construction & Engineering - 0.1%
AECOM	1,864	164,293
EMCOR Group, Inc.	299	109,159
Quanta Services, Inc.	1,731	439,830
Total Construction & Engineering		713,282
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	773	418,812
Vulcan Materials Co.	1,440	358,099
Total Construction Materials		776,911
Consumer Finance - 1.0%
American Express Co.	17,383	4,025,034
Capital One Financial Corp.	15,887	2,199,555
Discover Financial Services	12,599	1,648,075
Synchrony Financial	21,174	999,201
Total Consumer Finance		8,871,865
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos., Inc., Class A	26,419	521,775
Casey's General Stores, Inc.	277	105,692
Costco Wholesale Corp.	4,020	3,416,960
Kroger Co.	25,200	1,258,236
Performance Food Group Co.*	2,067	136,649
Sysco Corp.	10,042	716,898
Target Corp.	9,913	1,467,521
U.S. Foods Holding Corp.*	2,938	155,655
Walmart, Inc.	129,160	8,745,424
Total Consumer Staples Distribution & Retail		16,524,810
Containers & Packaging - 0.2%
Avery Dennison Corp.	1,081	236,361
Ball Corp.	3,733	224,055
Crown Holdings, Inc.	1,600	119,024
International Paper Co.	6,781	292,600
Packaging Corp. of America	1,601	292,278
Westrock Co.	4,374	219,837
Total Containers & Packaging		1,384,155
Distributors - 0.1%
Genuine Parts Co.	3,035	419,801
LKQ Corp.	6,659	276,948
Pool Corp.	532	163,500
Total Distributors		860,249
Diversified REITs - 0.0%
WP Carey, Inc.	3,008	165,590
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	398,466	7,614,685
Verizon Communications, Inc.	202,533	8,352,461
Total Diversified Telecommunication Services		15,967,146
Electric Utilities - 1.1%
Alliant Energy Corp.	4,432	225,589
American Electric Power Co., Inc.	11,238	986,022
Constellation Energy Corp.	4,429	886,996
Duke Energy Corp.	14,862	1,489,618
Edison International	9,306	668,264
Entergy Corp.	4,236	453,252
Evergy, Inc.	4,070	215,588
Eversource Energy	8,749	496,156
Exelon Corp.	19,774	684,378
FirstEnergy Corp.	11,834	452,887
PG&E Corp.	46,328	808,887
PPL Corp.	12,200	337,330
Southern Co.	20,358	1,579,170
Xcel Energy, Inc.	9,118	486,992
Total Electric Utilities		9,771,129
Electrical Equipment - 0.3%
AMETEK, Inc.	3,108	518,135
Emerson Electric Co.	10,299	1,134,538
GE Vernova, Inc.*	2,519	432,034
Hubbell, Inc.	668	244,140
Rockwell Automation, Inc.	1,528	420,628
Vertiv Holdings Co.	2,970	257,113
Total Electrical Equipment		3,006,588
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	21,744	1,464,893
CDW Corp.	3,638	814,330
Corning, Inc.	31,106	1,208,468
Jabil, Inc.	6,187	673,084
Keysight Technologies, Inc.*	6,187	846,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2024

Investments	Shares	Value
Teledyne Technologies, Inc.*	1,541	$597,877
Total Electronic Equipment, Instruments & Components		5,604,724
Energy Equipment & Services - 0.2%
Baker Hughes Co.	13,601	478,347
Halliburton Co.	26,019	878,922
Total Energy Equipment & Services		1,357,269
Entertainment - 0.8%
Electronic Arts, Inc.	4,698	654,572
Liberty Media Corp.-Liberty Formula One, Class C*	1,747	125,505
Live Nation Entertainment, Inc.*	2,077	194,698
Netflix, Inc.*	5,392	3,638,953
Take-Two Interactive Software, Inc.*	1,183	183,945
Walt Disney Co.	28,349	2,814,772
Total Entertainment		7,612,445
Financial Services - 3.9%
Berkshire Hathaway, Inc., Class B*	38,449	15,641,053
Corebridge Financial, Inc.	37,583	1,094,417
Corpay, Inc.*	1,660	442,241
Equitable Holdings, Inc.	17,607	719,422
Fidelity National Information Services, Inc.	19,982	1,505,844
Fiserv, Inc.*	13,035	1,942,736
Global Payments, Inc.	8,450	817,115
Jack Henry & Associates, Inc.	776	128,832
Mastercard, Inc., Class A	10,230	4,513,067
PayPal Holdings, Inc.*	35,279	2,047,240
Visa, Inc., Class A	27,496	7,216,875
Total Financial Services		36,068,842
Food Products - 0.8%
Archer-Daniels-Midland Co.	20,362	1,230,883
Campbell Soup Co.	6,407	289,532
Conagra Brands, Inc.	16,101	457,590
General Mills, Inc.	13,971	883,806
Hershey Co.	3,621	665,649
Hormel Foods Corp.	8,654	263,861
JM Smucker Co.	2,609	284,485
Kellanova	8,665	499,797
Kraft Heinz Co.	37,457	1,206,865
Lamb Weston Holdings, Inc.	1,935	162,695
McCormick & Co., Inc., Non-Voting Shares	2,944	208,847
Mondelez International, Inc., Class A	22,082	1,445,046
Tyson Foods, Inc., Class A	2,852	162,963
Total Food Products		7,762,019
Gas Utilities - 0.0%
Atmos Energy Corp.	2,322	270,861
Ground Transportation - 0.7%
CSX Corp.	41,592	1,391,253
JB Hunt Transport Services, Inc.	1,351	216,160
Norfolk Southern Corp.	4,475	960,738
Old Dominion Freight Line, Inc.	2,194	387,460
Saia, Inc.*(a)	101	47,903
Uber Technologies, Inc.*	12,884	936,409
Union Pacific Corp.	10,215	2,311,246
XPO, Inc.*	786	83,434
Total Ground Transportation		6,334,603
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	27,006	2,806,193
Align Technology, Inc.*	825	199,180
Becton Dickinson & Co.	5,372	1,255,490
Boston Scientific Corp.*	19,026	1,465,192
Cooper Cos., Inc.	2,155	188,131
Dexcom, Inc.*	2,586	293,201
Edwards Lifesciences Corp.*	6,326	584,333
GE HealthCare Technologies, Inc.	8,980	699,722
Hologic, Inc.*	4,657	345,782
IDEXX Laboratories, Inc.*	625	304,500
Insulet Corp.*	521	105,138
Intuitive Surgical, Inc.*	2,355	1,047,622
ResMed, Inc.	1,821	348,576
Solventum Corp.*	3,644	192,695
Stryker Corp.	4,809	1,636,262
Teleflex, Inc.	594	124,936
Zimmer Biomet Holdings, Inc.	4,163	451,810
Total Health Care Equipment & Supplies		12,048,763
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	5,314	522,472
Cencora, Inc.	4,368	984,110
Centene Corp.*	18,932	1,255,192
Cigna Group	10,114	3,343,385
CVS Health Corp.	59,286	3,501,431
Elevance Health, Inc.	6,066	3,286,923
HCA Healthcare, Inc.	7,314	2,349,842
Humana, Inc.	2,489	930,015
Labcorp Holdings, Inc.	1,907	388,094
McKesson Corp.	3,050	1,781,322
Molina Healthcare, Inc.*	948	281,840
Quest Diagnostics, Inc.	2,391	327,280
UnitedHealth Group, Inc.	15,976	8,135,938
Total Health Care Providers & Services		27,087,844
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,085	126,912
Ventas, Inc.	2,346	120,256
Welltower, Inc.	3,504	365,292
Total Health Care REITs		612,460
Health Care Technology - 0.0%
Veeva Systems, Inc., Class A*	1,177	215,403
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	12,878	231,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2024

Investments	Shares	Value
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc., Class A*	15,059	$2,283,396
Booking Holdings, Inc.	634	2,511,591
Chipotle Mexican Grill, Inc.*	10,700	670,355
Darden Restaurants, Inc.	2,280	345,010
Domino's Pizza, Inc.	411	212,212
Expedia Group, Inc.*	3,497	440,587
Hilton Worldwide Holdings, Inc.	3,231	705,004
Las Vegas Sands Corp.	6,220	275,235
Marriott International, Inc., Class A	4,315	1,043,237
McDonald's Corp.	10,942	2,788,459
MGM Resorts International*	2,305	102,434
Starbucks Corp.	15,536	1,209,478
Yum! Brands, Inc.	3,650	483,479
Total Hotels, Restaurants & Leisure		13,070,477
Household Durables - 0.6%
DR Horton, Inc.	13,501	1,902,696
Lennar Corp., Class A	10,886	1,631,485
NVR, Inc.*	78	591,908
PulteGroup, Inc.	10,656	1,173,225
TopBuild Corp.*	360	138,697
Total Household Durables		5,438,011
Household Products - 1.0%
Church & Dwight Co., Inc.	2,463	255,364
Clorox Co.	1,194	162,945
Colgate-Palmolive Co.	11,805	1,145,557
Kimberly-Clark Corp.	6,329	874,668
Procter & Gamble Co.	39,752	6,555,900
Total Household Products		8,994,434
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	12,203	1,049,214
Industrial Conglomerates - 0.5%
3M Co.	18,271	1,867,113
Honeywell International, Inc.	11,300	2,413,002
Total Industrial Conglomerates		4,280,115
Industrial REITs - 0.1%
Prologis, Inc.	9,973	1,120,068
Rexford Industrial Realty, Inc.	1,721	76,739
Total Industrial REITs		1,196,807
Insurance - 1.9%
Aflac, Inc.	18,391	1,642,500
American International Group, Inc.	25,439	1,888,591
Arthur J Gallagher & Co.	2,333	604,970
Brown & Brown, Inc.	3,489	311,952
Cincinnati Financial Corp.	2,403	283,794
CNA Financial Corp.	8,573	394,958
Erie Indemnity Co., Class A	358	129,739
Fidelity National Financial, Inc.	7,964	393,581
Globe Life, Inc.	1,932	158,965
Hartford Financial Services Group, Inc.	11,398	1,145,955
Loews Corp.	5,791	432,819
Markel Group, Inc.*	500	787,830
Marsh & McLennan Cos., Inc.	7,194	1,515,920
MetLife, Inc.	31,283	2,195,754
Principal Financial Group, Inc.	7,252	568,919
Progressive Corp.	5,847	1,214,480
Prudential Financial, Inc.	15,676	1,837,071
Reinsurance Group of America, Inc.	1,953	400,892
Travelers Cos., Inc.	5,052	1,027,274
WR Berkley Corp.	4,818	378,599
Total Insurance		17,314,563
Interactive Media & Services - 9.3%
Alphabet, Inc., Class A	282,743	51,501,637
Meta Platforms, Inc., Class A	66,757	33,660,215
Pinterest, Inc., Class A*	5,194	228,900
Total Interactive Media & Services		85,390,752
IT Services - 1.0%
Akamai Technologies, Inc.*	5,253	473,190
Cloudflare, Inc., Class A*	4,232	350,537
Cognizant Technology Solutions Corp., Class A	16,000	1,088,000
EPAM Systems, Inc.*	2,081	391,457
Gartner, Inc.*	1,423	639,012
GoDaddy, Inc., Class A*	3,812	532,574
International Business Machines Corp.	22,135	3,828,248
MongoDB, Inc.*	762	190,470
Okta, Inc.*	4,925	461,029
Snowflake, Inc., Class A*	2,309	311,923
Twilio, Inc., Class A*	6,046	343,473
VeriSign, Inc.*	2,467	438,633
Total IT Services		9,048,546
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	3,995	517,872
Avantor, Inc.*	9,453	200,404
Bio-Techne Corp.	1,310	93,862
Charles River Laboratories International, Inc.*	690	142,540
Danaher Corp.	10,611	2,651,158
IQVIA Holdings, Inc.*	2,910	615,290
Mettler-Toledo International, Inc.*	254	354,988
Thermo Fisher Scientific, Inc.	6,312	3,490,536
Waters Corp.*	659	191,189
West Pharmaceutical Services, Inc.	690	227,279
Total Life Sciences Tools & Services		8,485,118
Machinery - 2.0%
Caterpillar, Inc.	15,060	5,016,486
Cummins, Inc.	4,478	1,240,093
Deere & Co.	10,572	3,950,016
Dover Corp.	3,014	543,876
Fortive Corp.	5,518	408,884
Graco, Inc.	2,133	169,104
IDEX Corp.	823	165,588
Illinois Tool Works, Inc.	4,601	1,090,253
Ingersoll Rand, Inc.	6,045	549,128
Lincoln Electric Holdings, Inc.	74	13,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2024

Investments	Shares	Value
Nordson Corp.	702	$162,822
Otis Worldwide Corp.	5,881	566,105
PACCAR, Inc.	17,782	1,830,479
Parker-Hannifin Corp.	2,666	1,348,489
Snap-on, Inc.	1,104	288,575
Stanley Black & Decker, Inc.	913	72,940
Westinghouse Air Brake Technologies Corp.	3,259	515,085
Xylem, Inc.	1,824	247,389
Total Machinery		18,179,271
Media - 1.1%
Charter Communications, Inc., Class A*(a)	4,573	1,367,144
Comcast Corp., Class A	152,447	5,969,824
Fox Corp., Class A	18,968	651,930
Interpublic Group of Cos., Inc.	10,417	303,031
Liberty Broadband Corp., Class C*	2,371	129,978
News Corp., Class A	6,903	190,316
Omnicom Group, Inc.	6,058	543,403
Sirius XM Holdings, Inc.(a)	86,508	244,818
Trade Desk, Inc., Class A*	3,432	335,203
Total Media		9,735,647
Metals & Mining - 0.5%
Nucor Corp.	11,243	1,777,293
Reliance, Inc.	1,605	458,388
Southern Copper Corp.	14,473	1,559,321
Steel Dynamics, Inc.	8,963	1,160,709
Total Metals & Mining		4,955,711
Multi-Utilities - 0.6%
Ameren Corp.	3,850	273,774
CenterPoint Energy, Inc.	11,212	347,348
CMS Energy Corp.	4,580	272,647
Consolidated Edison, Inc.	6,223	556,461
Dominion Energy, Inc.	20,731	1,015,819
DTE Energy Co.	3,230	358,562
NiSource, Inc.	7,149	205,963
Public Service Enterprise Group, Inc.	8,857	652,761
Sempra	14,751	1,121,961
WEC Energy Group, Inc.	4,868	381,943
Total Multi-Utilities		5,187,239
Oil, Gas & Consumable Fuels - 7.0%
APA Corp.	13,222	389,256
Cheniere Energy, Inc.	15,186	2,654,968
Chesapeake Energy Corp.	4,103	337,226
Chevron Corp.	70,337	11,002,114
ConocoPhillips	37,346	4,271,635
Coterra Energy, Inc.	32,030	854,240
Devon Energy Corp.	31,664	1,500,874
Diamondback Energy, Inc.	8,509	1,703,417
EOG Resources, Inc.	21,459	2,701,044
EQT Corp.	6,889	254,755
Exxon Mobil Corp.	183,856	21,165,503
Hess Corp.	3,869	570,755
HF Sinclair Corp.	10,837	578,046
Kinder Morgan, Inc.	47,994	953,641
Marathon Oil Corp.	23,211	665,459
Marathon Petroleum Corp.	22,779	3,951,701
Occidental Petroleum Corp.	28,268	1,781,732
ONEOK, Inc.	12,014	979,742
Ovintiv, Inc.	10,181	477,183
Phillips 66	23,043	3,252,980
Targa Resources Corp.	2,053	264,385
Valero Energy Corp.	20,407	3,199,001
Williams Cos., Inc.	22,992	977,160
Total Oil, Gas & Consumable Fuels		64,486,817
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	36,419	1,727,717
Southwest Airlines Co.	6,588	188,483
United Airlines Holdings, Inc.*	19,804	963,663
Total Passenger Airlines		2,879,863
Personal Care Products - 0.1%
Coty, Inc., Class A*	7,654	76,693
Kenvue, Inc.	40,946	744,398
Total Personal Care Products		821,091
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	118,264	4,911,504
Eli Lilly & Co.	6,343	5,742,825
Johnson & Johnson	66,117	9,663,661
Merck & Co., Inc.	28,734	3,557,269
Zoetis, Inc.	4,565	791,389
Total Pharmaceuticals		24,666,648
Professional Services - 0.5%
Automatic Data Processing, Inc.	5,437	1,297,757
Booz Allen Hamilton Holding Corp.	1,659	255,320
Broadridge Financial Solutions, Inc.	1,535	302,395
Dayforce, Inc.*(a)	1,381	68,498
Equifax, Inc.	1,215	294,589
Jacobs Solutions, Inc.	2,168	302,891
Leidos Holdings, Inc.	2,915	425,240
Paychex, Inc.	4,146	491,550
Paycom Software, Inc.	645	92,261
SS&C Technologies Holdings, Inc.	6,238	390,935
Verisk Analytics, Inc.	1,314	354,189
Total Professional Services		4,275,625
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,029	448,134
CoStar Group, Inc.*	2,954	219,010
Total Real Estate Management & Development		667,144
Residential REITs - 0.2%
American Homes 4 Rent, Class A	2,515	93,457
AvalonBay Communities, Inc.	1,641	339,507
Camden Property Trust	820	89,470
Equity LifeStyle Properties, Inc.	1,945	126,678
Equity Residential	3,265	226,395
Essex Property Trust, Inc.	518	141,000
Invitation Homes, Inc.	4,592	164,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2024

Investments	Shares	Value
Mid-America Apartment Communities, Inc.	1,002	$142,895
Sun Communities, Inc.	787	94,708
UDR, Inc.	2,716	111,763
Total Residential REITs		1,530,680
Retail REITs - 0.1%
Kimco Realty Corp.	4,501	87,589
Realty Income Corp.	5,102	269,488
Regency Centers Corp.	2,023	125,831
Simon Property Group, Inc.	5,641	856,304
Total Retail REITs		1,339,212
Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices, Inc.	12,516	2,856,902
Applied Materials, Inc.	20,199	4,766,762
Broadcom, Inc.	7,913	12,704,559
Enphase Energy, Inc.*	5,290	527,466
Intel Corp.	31,192	966,016
KLA Corp.	2,992	2,466,934
Lam Research Corp.	2,777	2,957,089
Microchip Technology, Inc.	19,270	1,763,205
Monolithic Power Systems, Inc.	884	726,365
NVIDIA Corp.	251,530	31,074,016
ON Semiconductor Corp.*	16,351	1,120,861
QUALCOMM, Inc.	30,443	6,063,637
Skyworks Solutions, Inc.	7,823	833,775
Teradyne, Inc.	4,796	711,199
Texas Instruments, Inc.	18,995	3,695,097
Total Semiconductors & Semiconductor Equipment		73,233,883
Software - 9.5%
Adobe, Inc.*	5,103	2,834,921
ANSYS, Inc.*	1,970	633,355
AppLovin Corp., Class A*	8,595	715,276
Atlassian Corp., Class A*	2,232	394,796
Autodesk, Inc.*	4,101	1,014,793
Bentley Systems, Inc., Class B	7,221	356,429
Cadence Design Systems, Inc.*	2,977	916,172
Crowdstrike Holdings, Inc., Class A*	2,130	816,195
Datadog, Inc., Class A*	3,823	495,805
Dynatrace, Inc.*	7,226	323,291
Fair Isaac Corp.*	378	562,714
Fortinet, Inc.*	14,549	876,868
Gen Digital, Inc.	32,690	816,596
HubSpot, Inc.*	724	427,008
Intuit, Inc.	3,419	2,247,001
Manhattan Associates, Inc.*	1,355	334,251
Microsoft Corp.	121,538	54,321,409
Nutanix, Inc., Class A*	7,661	435,528
Oracle Corp.	52,569	7,422,743
Palantir Technologies, Inc., Class A*	25,258	639,785
Palo Alto Networks, Inc.*	3,177	1,077,035
PTC, Inc.*	2,811	510,674
Roper Technologies, Inc.	1,799	1,014,024
Salesforce, Inc.	12,828	3,298,079
ServiceNow, Inc.*	1,575	1,239,005
Synopsys, Inc.*	1,790	1,065,157
Tyler Technologies, Inc.*	967	486,188
Unity Software, Inc.*(a)	11,959	194,453
Workday, Inc., Class A*	2,966	663,079
Zoom Video Communications, Inc., Class A*	11,366	672,754
Zscaler, Inc.*	2,002	384,764
Total Software		87,190,148
Specialized REITs - 0.5%
American Tower Corp.	3,081	598,885
Crown Castle, Inc.	3,850	376,145
Digital Realty Trust, Inc.	2,616	397,763
Equinix, Inc.	633	478,928
Extra Space Storage, Inc.	1,823	283,312
Gaming & Leisure Properties, Inc.	3,598	162,666
Iron Mountain, Inc.	3,031	271,638
Public Storage	2,528	727,179
SBA Communications Corp.	690	135,447
VICI Properties, Inc.	27,430	785,595
Weyerhaeuser Co.	7,134	202,534
Total Specialized REITs		4,420,092
Specialty Retail - 1.8%
AutoZone, Inc.*	338	1,001,866
Best Buy Co., Inc.	5,819	490,484
Burlington Stores, Inc.*	508	121,920
Five Below, Inc.*	335	36,505
Floor & Decor Holdings, Inc., Class A*(a)	608	60,441
Home Depot, Inc.	18,527	6,377,734
Lowe's Cos., Inc.	14,499	3,196,450
O'Reilly Automotive, Inc.*	883	932,501
Penske Automotive Group, Inc.	2,173	323,820
Ross Stores, Inc.	4,392	638,245
TJX Cos., Inc.	16,320	1,796,832
Tractor Supply Co.	1,613	435,510
Ulta Beauty, Inc.*	840	324,131
Williams-Sonoma, Inc.	1,325	374,140
Total Specialty Retail		16,110,579
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	231,331	48,722,935
Hewlett Packard Enterprise Co.	77,395	1,638,452
HP, Inc.	53,669	1,879,488
NetApp, Inc.	7,964	1,025,763
Pure Storage, Inc., Class A*	14,014	899,839
Super Micro Computer, Inc.*	2,004	1,641,978
Total Technology Hardware, Storage & Peripherals		55,808,455
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.*	293	283,610
NIKE, Inc., Class B	15,798	1,190,695
Total Textiles, Apparel & Luxury Goods		1,474,305
Tobacco - 0.8%
Altria Group, Inc.	77,938	3,550,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2024

Investments	Shares	Value
Philip Morris International, Inc.	38,209	$3,871,718
Total Tobacco		7,421,794
Trading Companies & Distributors - 0.3%
Fastenal Co.	6,324	397,400
United Rentals, Inc.	2,075	1,341,965
Watsco, Inc.	429	198,730
WW Grainger, Inc.	764	689,311
Total Trading Companies & Distributors		2,627,406
Water Utilities - 0.0%
American Water Works Co., Inc.	2,068	267,103
Essential Utilities, Inc.	3,994	149,096
Total Water Utilities		416,199
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	18,716	3,297,385
Total United States		916,148,181
South Korea - 0.0%
Broadline Retail - 0.0%
Coupang, Inc.*	12,272	257,099
TOTAL COMMON STOCKS (Cost: $686,244,225)		916,405,280
EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree U.S. High Dividend Fund(b) (Cost: $321,370)	4,356	368,474
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $232,928)	232,928	232,928
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $686,798,523)		917,006,682
Other Assets less Liabilities - 0.1%		597,920
NET ASSETS - 100.0%		$917,604,602
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $1,615,190 and the total market value of the collateral held by the Fund was $1,643,841. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,410,913.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree U.S. High Dividend Fund	$691,373	$1,126,939	$1,424,717	$15,313	$(40,434)	$368,474	$12,815

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$916,405,280	$—	$—	$916,405,280
Exchange-Traded Fund	368,474	—	—	368,474
Investment of Cash Collateral for Securities Loaned	—	232,928	—	232,928
Total Investments in Securities	$916,773,754	$232,928	$—	$917,006,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.7%
United States - 99.4%
Aerospace & Defense - 1.1%
BWX Technologies, Inc.	87,568	$8,318,960
Curtiss-Wright Corp.	18,327	4,966,250
Hexcel Corp.	56,233	3,511,751
Huntington Ingalls Industries, Inc.	44,032	10,846,402
Moog, Inc., Class A	17,303	2,894,792
Woodward, Inc.	33,828	5,898,927
Total Aerospace & Defense		36,437,082
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	168,249	14,826,102
Automobile Components - 0.7%
BorgWarner, Inc.	178,845	5,765,963
Gentex Corp.	291,894	9,839,747
Lear Corp.	70,474	8,048,835
Total Automobile Components		23,654,545
Automobiles - 0.3%
Harley-Davidson, Inc.	176,936	5,934,433
Thor Industries, Inc.	57,691	5,391,224
Total Automobiles		11,325,657
Banks - 7.5%
Bank OZK	287,020	11,767,820
BOK Financial Corp.	104,401	9,567,308
Cadence Bank	337,683	9,549,675
Columbia Banking System, Inc.	623,475	12,400,918
Comerica, Inc.	379,328	19,360,901
Commerce Bancshares, Inc.	145,720	8,128,262
Cullen/Frost Bankers, Inc.(a)	119,685	12,163,587
East West Bancorp, Inc.	301,061	22,046,697
First Financial Bankshares, Inc.	214,886	6,345,584
FNB Corp.	748,355	10,237,496
Glacier Bancorp, Inc.	219,303	8,184,388
Home BancShares, Inc.	485,934	11,642,979
New York Community Bancorp, Inc.(a)	2,227,819	7,173,577
Old National Bancorp	541,699	9,311,806
Pinnacle Financial Partners, Inc.	53,842	4,309,514
Prosperity Bancshares, Inc.	171,892	10,509,477
SouthState Corp.(a)	107,682	8,229,058
Synovus Financial Corp.	344,497	13,845,334
United Bankshares, Inc.	300,045	9,733,460
Valley National Bancorp	1,172,076	8,181,090
Webster Financial Corp.	299,296	13,046,313
Western Alliance Bancorp	161,503	10,145,618
Wintrust Financial Corp.	86,992	8,573,931
Zions Bancorp NA	330,306	14,325,371
Total Banks		258,780,164
Beverages - 0.5%
Coca-Cola Consolidated, Inc.	4,124	4,474,540
Molson Coors Beverage Co., Class B	271,741	13,812,595
Total Beverages		18,287,135
Broadline Retail - 0.4%
Dillard's, Inc., Class A	6,137	2,702,673
Macy's, Inc.(a)	568,419	10,913,645
Total Broadline Retail		13,616,318
Building Products - 3.0%
AAON, Inc.	44,516	3,883,576
Advanced Drainage Systems, Inc.	39,473	6,331,074
AO Smith Corp.	112,167	9,173,017
Armstrong World Industries, Inc.	50,091	5,672,305
Carlisle Cos., Inc.	30,165	12,223,160
Fortune Brands Innovations, Inc.	89,495	5,811,805
Lennox International, Inc.	28,713	15,360,881
Masco Corp.	304,638	20,310,215
Owens Corning	70,622	12,268,454
Simpson Manufacturing Co., Inc.	24,381	4,108,930
UFP Industries, Inc.	56,273	6,302,576
Zurn Elkay Water Solutions Corp.	124,325	3,655,155
Total Building Products		105,101,148
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	17,721	2,768,552
Blue Owl Capital, Inc.	978,630	17,370,682
Carlyle Group, Inc.(a)	700,920	28,141,938
Evercore, Inc., Class A	44,303	9,234,074
Franklin Resources, Inc.	1,133,170	25,326,349
Hamilton Lane, Inc., Class A	58,755	7,260,943
Houlihan Lokey, Inc.	57,817	7,797,201
Interactive Brokers Group, Inc., Class A	53,078	6,507,363
Jefferies Financial Group, Inc.	364,671	18,146,029
MarketAxess Holdings, Inc.	22,833	4,578,701
Morningstar, Inc.	21,707	6,422,016
SEI Investments Co.	148,046	9,577,096
Stifel Financial Corp.	128,799	10,838,436
Total Capital Markets		153,969,380
Chemicals - 4.0%
Albemarle Corp.(a)	87,308	8,339,660
Ashland, Inc.	56,854	5,372,134
Balchem Corp.	17,190	2,646,401
Cabot Corp.	95,218	8,749,582
Celanese Corp.	108,994	14,702,201
CF Industries Holdings, Inc.	211,609	15,684,459
Chemours Co.	272,066	6,140,530
Eastman Chemical Co.	216,014	21,162,892
Element Solutions, Inc.	230,028	6,238,359
HB Fuller Co.(a)	39,195	3,016,447
Huntsman Corp.	366,086	8,335,778
Mosaic Co.	391,927	11,326,690
NewMarket Corp.	13,110	6,759,123
Olin Corp.	121,011	5,705,669
RPM International, Inc.	114,178	12,294,687
Total Chemicals		136,474,612
Commercial Services & Supplies - 0.3%
MSA Safety, Inc.	25,700	4,823,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2024

Investments	Shares	Value
Tetra Tech, Inc.	26,209	$5,359,216
Total Commercial Services & Supplies		10,182,849
Communications Equipment - 0.8%
Juniper Networks, Inc.	492,230	17,946,706
Ubiquiti, Inc.(a)	74,648	10,873,227
Total Communications Equipment		28,819,933
Construction & Engineering - 0.9%
AECOM	72,732	6,410,598
Comfort Systems USA, Inc.	19,017	5,783,450
EMCOR Group, Inc.	23,382	8,536,300
MDU Resources Group, Inc.	297,088	7,456,909
Valmont Industries, Inc.	15,108	4,146,391
Total Construction & Engineering		32,333,648
Construction Materials - 0.1%
Eagle Materials, Inc.	19,564	4,254,387
Consumer Finance - 2.1%
Ally Financial, Inc.	575,018	22,810,964
FirstCash Holdings, Inc.	47,468	4,978,444
OneMain Holdings, Inc.	376,744	18,268,317
Synchrony Financial	588,801	27,785,519
Total Consumer Finance		73,843,244
Consumer Staples Distribution & Retail - 0.7%
Albertsons Cos., Inc., Class A	914,399	18,059,380
Casey's General Stores, Inc.	20,031	7,643,029
Total Consumer Staples Distribution & Retail		25,702,409
Containers & Packaging - 4.3%
AptarGroup, Inc.	66,784	9,403,855
Berry Global Group, Inc.	106,675	6,277,824
Crown Holdings, Inc.	73,195	5,444,976
Graphic Packaging Holding Co.	425,693	11,157,413
International Paper Co.	827,162	35,692,040
Packaging Corp. of America	189,427	34,581,793
Sealed Air Corp.	200,652	6,980,683
Silgan Holdings, Inc.	113,651	4,810,847
Sonoco Products Co.	272,619	13,827,236
Westrock Co.	376,831	18,939,526
Total Containers & Packaging		147,116,193
Distributors - 0.7%
LKQ Corp.	354,301	14,735,379
Pool Corp.	25,631	7,877,175
Total Distributors		22,612,554
Diversified Consumer Services - 1.0%
ADT, Inc.	1,081,169	8,216,884
H&R Block, Inc.	322,134	17,469,327
Service Corp. International	142,284	10,120,661
Total Diversified Consumer Services		35,806,872
Diversified REITs - 0.8%
WP Carey, Inc.	498,862	27,462,353
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc.	100,633	2,678,850
Electric Utilities - 4.3%
Alliant Energy Corp.	432,541	22,016,337
Evergy, Inc.	548,101	29,032,910
IDACORP, Inc.	89,664	8,352,202
NRG Energy, Inc.	348,570	27,139,660
OGE Energy Corp.	632,787	22,590,496
Pinnacle West Capital Corp.	358,616	27,391,090
Portland General Electric Co.(a)	239,283	10,346,597
Total Electric Utilities		146,869,292
Electrical Equipment - 0.3%
Acuity Brands, Inc.	15,357	3,707,794
Regal Rexnord Corp.	42,494	5,746,039
Total Electrical Equipment		9,453,833
Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	137,948	7,102,942
Badger Meter, Inc.	21,420	3,991,617
Jabil, Inc.	67,464	7,339,409
Littelfuse, Inc.	17,084	4,366,500
TD SYNNEX Corp.	69,191	7,984,641
Vontier Corp.	77,274	2,951,867
Total Electronic Equipment, Instruments & Components		33,736,976
Energy Equipment & Services - 0.5%
ChampionX Corp.	204,453	6,789,884
NOV, Inc.	253,156	4,812,495
Patterson-UTI Energy, Inc.	599,194	6,207,650
Total Energy Equipment & Services		17,810,029
Entertainment - 0.3%
Endeavor Group Holdings, Inc., Class A	181,120	4,895,674
TKO Group Holdings, Inc.	43,463	4,693,569
Total Entertainment		9,589,243
Financial Services - 4.2%
Corebridge Financial, Inc.	1,386,584	40,377,326
Enact Holdings, Inc.	297,271	9,114,329
Equitable Holdings, Inc.	481,123	19,658,686
Jack Henry & Associates, Inc.	49,622	8,238,244
Jackson Financial, Inc., Class A	219,604	16,307,793
MGIC Investment Corp.	569,615	12,275,203
PennyMac Financial Services, Inc.	35,947	3,400,586
Radian Group, Inc.	424,723	13,208,885
Voya Financial, Inc.	123,370	8,777,776
Western Union Co.	1,216,121	14,860,999
Total Financial Services		146,219,827
Food Products - 3.6%
Campbell Soup Co.	534,208	24,140,860
Conagra Brands, Inc.	1,119,778	31,824,091
Flowers Foods, Inc.	643,912	14,294,846
Ingredion, Inc.	146,267	16,776,825
JM Smucker Co.	188,986	20,607,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2024

Investments	Shares	Value
Lamb Weston Holdings, Inc.(a)	83,667	$7,034,721
Lancaster Colony Corp.	46,911	8,864,772
Seaboard Corp.	588	1,858,515
Total Food Products		125,401,663
Gas Utilities - 1.4%
National Fuel Gas Co.	274,718	14,886,968
New Jersey Resources Corp.	201,854	8,627,240
Southwest Gas Holdings, Inc.(a)	154,577	10,879,129
UGI Corp.	636,772	14,582,079
Total Gas Utilities		48,975,416
Ground Transportation - 0.6%
Landstar System, Inc.	50,882	9,386,711
Ryder System, Inc.	66,754	8,269,486
Schneider National, Inc., Class B	110,840	2,677,894
Total Ground Transportation		20,334,091
Health Care Equipment & Supplies - 0.3%
Dentsply Sirona, Inc.	201,206	5,012,041
Teleflex, Inc.	21,742	4,572,995
Total Health Care Equipment & Supplies		9,585,036
Health Care Providers & Services - 0.6%
Chemed Corp.	7,550	4,096,479
Encompass Health Corp.	79,220	6,796,284
Ensign Group, Inc.	28,265	3,496,098
Universal Health Services, Inc., Class B	31,909	5,900,931
Total Health Care Providers & Services		20,289,792
Hotel & Resort REITs - 0.5%
Host Hotels & Resorts, Inc.	745,916	13,411,570
Ryman Hospitality Properties, Inc.	56,251	5,617,225
Total Hotel & Resort REITs		19,028,795
Hotels, Restaurants & Leisure - 2.9%
Aramark(a)	204,811	6,967,670
Boyd Gaming Corp.	92,680	5,106,668
Choice Hotels International, Inc.	46,573	5,542,187
Churchill Downs, Inc.	38,377	5,357,429
Domino's Pizza, Inc.	32,460	16,760,072
Hyatt Hotels Corp., Class A	22,597	3,432,936
Texas Roadhouse, Inc.	100,336	17,228,695
Vail Resorts, Inc.	72,471	13,054,201
Wendy's Co.	647,157	10,975,783
Wingstop, Inc.	15,047	6,359,765
Wyndham Hotels & Resorts, Inc.	120,903	8,946,822
Total Hotels, Restaurants & Leisure		99,732,228
Household Durables - 0.9%
Installed Building Products, Inc.	24,081	4,952,980
KB Home	109,364	7,675,166
Meritage Homes Corp.	18,420	2,981,277
Tempur Sealy International, Inc.	106,131	5,024,242
Toll Brothers, Inc.	89,408	10,298,013
Total Household Durables		30,931,678
Household Products - 0.3%
Reynolds Consumer Products, Inc.	381,504	10,674,482
Independent Power & Renewable Electricity Producers - 1.9%
Clearway Energy, Inc., Class A	110,425	2,502,231
Clearway Energy, Inc., Class C	270,373	6,675,509
Ormat Technologies, Inc.	35,321	2,532,516
Vistra Corp.	608,181	52,291,402
Total Independent Power & Renewable Electricity Producers		64,001,658
Industrial REITs - 0.7%
Americold Realty Trust, Inc.	135,971	3,472,699
EastGroup Properties, Inc.	24,267	4,127,817
First Industrial Realty Trust, Inc.	63,534	3,018,500
Rexford Industrial Realty, Inc.	98,876	4,408,881
STAG Industrial, Inc.	213,019	7,681,465
Terreno Realty Corp.	42,009	2,486,093
Total Industrial REITs		25,195,455
Insurance - 5.9%
American Financial Group, Inc.	102,749	12,640,182
Assurant, Inc.	66,967	11,133,264
CNA Financial Corp.	510,279	23,508,553
F&G Annuities & Life, Inc.	140,656	5,351,961
Fidelity National Financial, Inc.	553,366	27,347,348
First American Financial Corp.	182,313	9,835,786
Globe Life, Inc.	55,890	4,598,629
Hanover Insurance Group, Inc.	49,892	6,258,452
Kinsale Capital Group, Inc.	11,970	4,611,802
Lincoln National Corp.	549,519	17,090,041
Old Republic International Corp.	693,555	21,430,849
Primerica, Inc.	36,107	8,542,194
Reinsurance Group of America, Inc.	102,195	20,977,568
RLI Corp.	52,994	7,455,726
Selective Insurance Group, Inc.	64,912	6,090,693
Unum Group	335,282	17,136,263
Total Insurance		204,009,311
Leisure Products - 0.5%
Acushnet Holdings Corp.(a)	84,705	5,377,073
Brunswick Corp.	77,379	5,630,870
Polaris, Inc.	94,463	7,397,398
Total Leisure Products		18,405,341
Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	78,985	5,659,275
Bruker Corp.	74,621	4,761,566
Total Life Sciences Tools & Services		10,420,841
Machinery - 5.3%
AGCO Corp.	62,488	6,116,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2024

Investments	Shares	Value
Allison Transmission Holdings, Inc.	126,332	$9,588,599
Crane Co.	27,806	4,031,314
Donaldson Co., Inc.	154,437	11,051,512
Esab Corp.	29,466	2,782,474
Federal Signal Corp.	38,758	3,242,882
Flowserve Corp.	217,982	10,484,934
Franklin Electric Co., Inc.	43,349	4,175,376
Graco, Inc.	101,455	8,043,352
IDEX Corp.	49,264	9,911,917
ITT, Inc.	72,283	9,337,518
Lincoln Electric Holdings, Inc.	61,811	11,660,027
Mueller Industries, Inc.	134,386	7,651,939
Nordson Corp.	34,317	7,959,485
Oshkosh Corp.	60,900	6,589,380
Snap-on, Inc.	102,259	26,729,480
Stanley Black & Decker, Inc.	268,479	21,448,787
Timken Co.	105,073	8,419,500
Toro Co.	91,637	8,568,976
Watts Water Technologies, Inc., Class A	20,146	3,694,172
Total Machinery		181,487,949
Media - 1.9%
Fox Corp., Class A	250,283	8,602,227
Fox Corp., Class B	246,187	7,882,908
Interpublic Group of Cos., Inc.	756,867	22,017,261
New York Times Co., Class A	125,206	6,411,799
News Corp., Class A	221,039	6,094,045
News Corp., Class B(a)	120,306	3,415,487
Nexstar Media Group, Inc.	71,048	11,794,679
Total Media		66,218,406
Metals & Mining - 0.5%
Commercial Metals Co.	98,882	5,437,521
Royal Gold, Inc.	50,754	6,352,371
U.S. Steel Corp.	111,220	4,204,116
Total Metals & Mining		15,994,008
Multi-Utilities - 0.7%
NiSource, Inc.	787,985	22,701,848
Office REITs - 0.0%
Kilroy Realty Corp.	54,482	1,698,204
Oil, Gas & Consumable Fuels - 6.7%
Antero Midstream Corp.	1,535,674	22,635,835
APA Corp.	437,373	12,876,261
Chesapeake Energy Corp.	199,698	16,413,179
Chord Energy Corp.(a)	135,248	22,678,385
Civitas Resources, Inc.	303,247	20,924,043
DT Midstream, Inc.	236,479	16,797,103
EQT Corp.(a)	305,692	11,304,490
Equitrans Midstream Corp.	1,258,356	16,333,461
HF Sinclair Corp.	307,519	16,403,063
Magnolia Oil & Gas Corp., Class A(a)	244,410	6,193,349
Matador Resources Co.	98,352	5,861,779
Murphy Oil Corp.	215,037	8,868,126
New Fortress Energy, Inc.(a)	126,824	2,787,592
Ovintiv, Inc.	384,189	18,006,938
PBF Energy, Inc., Class A	159,125	7,322,933
Permian Resources Corp.	437,687	7,068,645
Range Resources Corp.	146,510	4,912,480
SM Energy Co.	120,172	5,195,036
Texas Pacific Land Corp.	13,085	9,607,923
Total Oil, Gas & Consumable Fuels		232,190,621
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	66,836	5,502,608
Passenger Airlines - 0.6%
Southwest Airlines Co.(a)	773,416	22,127,432
Personal Care Products - 0.2%
Inter Parfums, Inc.	49,966	5,797,555
Pharmaceuticals - 0.9%
Viatris, Inc.	2,910,387	30,937,414
Professional Services - 2.3%
Concentrix Corp.(a)	35,915	2,272,701
Dun & Bradstreet Holdings, Inc.	461,068	4,269,490
Exponent, Inc.	43,070	4,096,818
Insperity, Inc.	61,137	5,576,306
KBR, Inc.	84,845	5,441,958
Leidos Holdings, Inc.	97,344	14,200,543
ManpowerGroup, Inc.	105,950	7,395,310
Maximus, Inc.	52,080	4,463,256
Paycom Software, Inc.	29,875	4,273,320
Robert Half, Inc.	126,203	8,074,468
Science Applications International Corp.	50,430	5,928,047
SS&C Technologies Holdings, Inc.	217,621	13,638,308
Total Professional Services		79,630,525
Residential REITs - 2.4%
American Homes 4 Rent, Class A	186,624	6,934,948
Camden Property Trust	97,092	10,593,708
Equity LifeStyle Properties, Inc.	93,244	6,072,982
Essex Property Trust, Inc.	75,994	20,685,567
Mid-America Apartment Communities, Inc.	155,725	22,207,942
UDR, Inc.	435,581	17,924,158
Total Residential REITs		84,419,305
Retail REITs - 2.2%
Agree Realty Corp.	47,372	2,934,222
Brixmor Property Group, Inc.	529,311	12,221,791
Federal Realty Investment Trust	134,411	13,571,479
Kimco Realty Corp.	815,818	15,875,818
NNN REIT, Inc.	424,189	18,070,451
Phillips Edison & Co., Inc.	58,545	1,915,007
Regency Centers Corp.	177,749	11,055,988
Total Retail REITs		75,644,756
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc.	164,693	6,591,014
MKS Instruments, Inc.	46,410	6,060,218
Power Integrations, Inc.	41,473	2,910,990
Teradyne, Inc.	79,696	11,818,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2024

Investments	Shares	Value
Universal Display Corp.	24,421	$5,134,515
Total Semiconductors & Semiconductor Equipment		32,514,857
Software - 1.0%
Bentley Systems, Inc., Class B	146,337	7,223,194
Dolby Laboratories, Inc., Class A	69,550	5,510,446
Gen Digital, Inc.	709,072	17,712,619
Pegasystems, Inc.	43,155	2,612,172
Total Software		33,058,431
Specialized REITs - 2.0%
CubeSmart	481,023	21,727,809
Gaming & Leisure Properties, Inc.	516,301	23,341,968
Lamar Advertising Co., Class A	188,288	22,506,065
Rayonier, Inc.	74,803	2,176,019
Total Specialized REITs		69,751,861
Specialty Retail - 2.9%
Academy Sports & Outdoors, Inc.	41,620	2,216,265
American Eagle Outfitters, Inc.	341,861	6,823,545
Bath & Body Works, Inc.	270,175	10,550,334
Dick's Sporting Goods, Inc.	92,032	19,773,075
Gap, Inc.	549,035	13,116,446
Group 1 Automotive, Inc.	7,807	2,320,865
Lithia Motors, Inc.(a)	14,435	3,644,116
Murphy USA, Inc.	11,011	5,169,224
Penske Automotive Group, Inc.	72,432	10,793,817
Williams-Sonoma, Inc.	87,840	24,803,381
Total Specialty Retail		99,211,068
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co.	77,807	6,152,978
Levi Strauss & Co., Class A	215,088	4,146,897
PVH Corp.	27,902	2,953,985
Ralph Lauren Corp.	73,839	12,926,255
Tapestry, Inc.	503,226	21,533,040
Total Textiles, Apparel & Luxury Goods		47,713,155
Trading Companies & Distributors - 1.6%
Air Lease Corp.	137,050	6,513,986
Applied Industrial Technologies, Inc.	29,033	5,632,402
Boise Cascade Co.	29,294	3,492,431
GATX Corp.	42,338	5,603,858
MSC Industrial Direct Co., Inc., Class A	124,325	9,860,216
Watsco, Inc.(a)	41,626	19,282,828
WESCO International, Inc.	28,956	4,590,105
Total Trading Companies & Distributors		54,975,826
Water Utilities - 0.5%
Essential Utilities, Inc.	450,129	16,803,316
Total United States		3,432,329,567
Puerto Rico - 0.3%
Banks - 0.3%
Popular, Inc.	124,820	11,037,833
TOTAL COMMON STOCKS (Cost: $2,975,869,198)		3,443,367,400
EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $4,149,986)	56,790	4,131,473
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $2,234,775)	2,234,775	2,234,775
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,982,253,959)		3,449,733,648
Other Assets less Liabilities - 0.1%		4,202,935
NET ASSETS - 100.0%		$3,453,936,583

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $101,002,408 and the total market value of the collateral held by the Fund was $102,997,246. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $100,762,471.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$—	$12,323,098	$8,262,530	$89,419	$(18,514)	$4,131,473	$38,123

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,443,367,400	$—	$—	$3,443,367,400
Exchange-Traded Fund	4,131,473	—	—	4,131,473
Investment of Cash Collateral for Securities Loaned	—	2,234,775	—	2,234,775
Total Investments in Securities	$3,447,498,873	$2,234,775	$—	$3,449,733,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.7%
United States - 99.3%
Aerospace & Defense - 1.1%
AeroVironment, Inc.*(a)	2,242	$408,403
BWX Technologies, Inc.	12,876	1,223,220
Curtiss-Wright Corp.	5,837	1,581,710
Hexcel Corp.	8,015	500,537
Huntington Ingalls Industries, Inc.	7,786	1,917,925
Leonardo DRS, Inc.*	37,613	959,508
Moog, Inc., Class A	5,506	921,154
Woodward, Inc.	6,858	1,195,898
Total Aerospace & Defense		8,708,355
Air Freight & Logistics - 0.1%
GXO Logistics, Inc.*	20,290	1,024,645
Automobile Components - 1.2%
BorgWarner, Inc.	103,292	3,330,134
Fox Factory Holding Corp.*	12,048	580,593
Gentex Corp.	46,343	1,562,222
LCI Industries	2,362	244,184
Lear Corp.	18,176	2,075,881
Modine Manufacturing Co.*	10,837	1,085,759
Visteon Corp.*	5,390	575,113
Total Automobile Components		9,453,886
Automobiles - 0.5%
Harley-Davidson, Inc.	83,577	2,803,172
Thor Industries, Inc.	13,448	1,256,716
Total Automobiles		4,059,888
Banks - 8.7%
Ameris Bancorp	19,770	995,419
Associated Banc-Corp.	65,259	1,380,228
BancFirst Corp.	7,491	656,961
Bank OZK	50,334	2,063,694
BOK Financial Corp.	27,273	2,499,298
Cadence Bank	44,780	1,266,378
Cathay General Bancorp	31,264	1,179,278
Columbia Banking System, Inc.	67,336	1,339,313
Comerica, Inc.	84,429	4,309,256
Commerce Bancshares, Inc.	31,974	1,783,510
Cullen/Frost Bankers, Inc.	22,619	2,298,769
East West Bancorp, Inc.	65,391	4,788,583
First Financial Bankshares, Inc.	24,781	731,783
First Interstate BancSystem, Inc., Class A	34,729	964,424
FNB Corp.	160,610	2,197,145
Glacier Bancorp, Inc.	22,374	834,998
Hancock Whitney Corp.	37,559	1,796,447
Home BancShares, Inc.	59,515	1,425,979
International Bancshares Corp.	28,257	1,616,583
New York Community Bancorp, Inc.(a)	554,918	1,786,836
Old National Bancorp	133,815	2,300,280
Pinnacle Financial Partners, Inc.	22,886	1,831,795
Prosperity Bancshares, Inc.	24,928	1,524,098
ServisFirst Bancshares, Inc.	13,264	838,152
SouthState Corp.	22,750	1,738,555
Synovus Financial Corp.	70,293	2,825,076
Texas Capital Bancshares, Inc.*	21,157	1,293,539
TFS Financial Corp.	24,755	312,408
UMB Financial Corp.	16,628	1,387,108
United Bankshares, Inc.	36,612	1,187,693
United Community Banks, Inc.	33,342	848,887
Valley National Bancorp	213,558	1,490,635
Webster Financial Corp.	78,131	3,405,730
Western Alliance Bancorp	54,202	3,404,970
Wintrust Financial Corp.	23,205	2,287,085
Zions Bancorp NA	73,060	3,168,612
Total Banks		65,759,505
Beverages - 0.6%
Boston Beer Co., Inc., Class A*	981	299,254
Coca-Cola Consolidated, Inc.	3,157	3,425,345
National Beverage Corp.	11,523	590,439
Total Beverages		4,315,038
Biotechnology - 0.5%
ACADIA Pharmaceuticals, Inc.*	17,618	286,292
Exelixis, Inc.*	28,793	646,979
Halozyme Therapeutics, Inc.*	28,634	1,499,276
Ionis Pharmaceuticals, Inc.*	12,749	607,617
Krystal Biotech, Inc.*(a)	2,479	455,244
Total Biotechnology		3,495,408
Broadline Retail - 1.1%
Dillard's, Inc., Class A	7,286	3,208,682
Etsy, Inc.*	14,895	878,507
Macy's, Inc.(a)	174,522	3,350,822
Ollie's Bargain Outlet Holdings, Inc.*	7,032	690,332
Total Broadline Retail		8,128,343
Building Products - 1.5%
AAON, Inc.	9,694	845,705
AO Smith Corp.	26,069	2,131,923
Armstrong World Industries, Inc.	9,348	1,058,567
AZEK Co., Inc.*	13,499	568,713
CSW Industrials, Inc.	2,212	586,866
Fortune Brands Innovations, Inc.	26,110	1,695,583
Simpson Manufacturing Co., Inc.	7,537	1,270,211
Trex Co., Inc.*	10,978	813,689
UFP Industries, Inc.	16,600	1,859,200
Zurn Elkay Water Solutions Corp.	19,288	567,067
Total Building Products		11,397,524
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	21,769	3,400,971
Blue Owl Capital, Inc.	68,734	1,220,029
Cohen & Steers, Inc.	7,371	534,840
Evercore, Inc., Class A	7,289	1,519,246
Hamilton Lane, Inc., Class A	6,040	746,423
Houlihan Lokey, Inc.	8,929	1,204,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2024

Investments	Shares	Value
Interactive Brokers Group, Inc., Class A	25,014	$3,066,716
Jefferies Financial Group, Inc.	31,387	1,561,817
MarketAxess Holdings, Inc.	3,259	653,527
Moelis & Co., Class A	6,001	341,217
Piper Sandler Cos.	2,764	636,190
SEI Investments Co.	25,384	1,642,091
Stifel Financial Corp.	29,796	2,507,333
Total Capital Markets		19,034,565
Chemicals - 1.7%
Ashland, Inc.	10,381	980,901
Avient Corp.	21,438	935,769
Balchem Corp.	3,992	614,568
Cabot Corp.	14,562	1,338,102
Chemours Co.	50,069	1,130,057
Element Solutions, Inc.	53,132	1,440,940
HB Fuller Co.(a)	9,510	731,890
Huntsman Corp.	17,335	394,718
Innospec, Inc.	5,008	618,939
NewMarket Corp.	2,624	1,352,856
Olin Corp.	48,943	2,307,662
Quaker Chemical Corp.	2,647	449,196
Scotts Miracle-Gro Co.(a)	5,106	332,196
Total Chemicals		12,627,794
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	18,873	954,408
Brink's Co.	13,054	1,336,730
Casella Waste Systems, Inc., Class A*	4,509	447,383
Clean Harbors, Inc.*	8,055	1,821,638
MSA Safety, Inc.	5,555	1,042,618
Stericycle, Inc.*	13,378	777,663
Tetra Tech, Inc.	6,624	1,354,476
UniFirst Corp.	2,582	442,890
Total Commercial Services & Supplies		8,177,806
Communications Equipment - 0.9%
Calix, Inc.*	10,056	356,284
Ciena Corp.*	30,520	1,470,454
Juniper Networks, Inc.	93,273	3,400,734
Ubiquiti, Inc.	13,022	1,896,784
Total Communications Equipment		7,124,256
Construction & Engineering - 1.4%
API Group Corp.*	47,577	1,790,322
Arcosa, Inc.	6,312	526,484
Comfort Systems USA, Inc.	5,282	1,606,362
Dycom Industries, Inc.*	7,076	1,194,146
Fluor Corp.*	35,695	1,554,517
MDU Resources Group, Inc.	44,094	1,106,759
Valmont Industries, Inc.	5,457	1,497,674
WillScot Mobile Mini Holdings Corp.*	30,370	1,143,127
Total Construction & Engineering		10,419,391
Construction Materials - 0.5%
Eagle Materials, Inc.	9,617	2,091,313
Knife River Corp.*	15,460	1,084,364
Summit Materials, Inc., Class A*	19,511	714,298
Total Construction Materials		3,889,975
Consumer Finance - 1.4%
Ally Financial, Inc.	125,448	4,976,522
Credit Acceptance Corp.*	2,480	1,276,407
FirstCash Holdings, Inc.	7,447	781,041
OneMain Holdings, Inc.	53,024	2,571,134
SLM Corp.	65,939	1,370,872
Total Consumer Finance		10,975,976
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Holdings, Inc.*	28,408	2,495,359
Grocery Outlet Holding Corp.*	14,812	327,641
Sprouts Farmers Market, Inc.*	23,256	1,945,597
Total Consumer Staples Distribution & Retail		4,768,597
Containers & Packaging - 1.8%
AptarGroup, Inc.	8,386	1,180,833
Berry Global Group, Inc.	49,219	2,896,538
Graphic Packaging Holding Co.	132,094	3,462,184
Greif, Inc., Class A	18,986	1,091,126
Sealed Air Corp.	53,889	1,874,798
Silgan Holdings, Inc.	34,434	1,457,591
Sonoco Products Co.	35,353	1,793,104
Total Containers & Packaging		13,756,174
Diversified Consumer Services - 1.3%
ADT, Inc.	248,661	1,889,824
Bright Horizons Family Solutions, Inc.*	6,622	728,950
Coursera, Inc.*	13,531	96,882
Duolingo, Inc.*(a)	3,219	671,709
Frontdoor, Inc.*	18,333	619,472
Grand Canyon Education, Inc.*	5,519	772,163
H&R Block, Inc.	46,888	2,542,736
Service Corp. International	29,377	2,089,586
Stride, Inc.*	9,075	639,787
Total Diversified Consumer Services		10,051,109
Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	44,065	699,311
Essential Properties Realty Trust, Inc.	27,394	759,088
Total Diversified REITs		1,458,399
Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.(a)	36,415	2,055,263
Frontier Communications Parent, Inc.*(a)	24,047	629,550
Globalstar, Inc.*(a)	180,927	202,638
Total Diversified Telecommunication Services		2,887,451
Electric Utilities - 1.1%
ALLETE, Inc.	14,345	894,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2024

Investments	Shares	Value
IDACORP, Inc.	9,847	$917,248
MGE Energy, Inc.	5,939	443,762
OGE Energy Corp.	42,375	1,512,787
Otter Tail Corp.	13,227	1,158,553
Pinnacle West Capital Corp.	22,173	1,693,574
PNM Resources, Inc.	20,547	759,417
Portland General Electric Co.	18,746	810,577
Total Electric Utilities		8,190,329
Electrical Equipment - 1.5%
Acuity Brands, Inc.	8,834	2,132,881
Atkore, Inc.	20,741	2,798,583
Encore Wire Corp.	9,017	2,613,397
EnerSys	11,374	1,177,436
Regal Rexnord Corp.	18,049	2,440,586
Total Electrical Equipment		11,162,883
Electronic Equipment, Instruments & Components - 3.5%
Advanced Energy Industries, Inc.	7,746	842,455
Arrow Electronics, Inc.*	33,013	3,986,650
Avnet, Inc.	54,043	2,782,674
Badger Meter, Inc.	2,612	486,746
Belden, Inc.	15,835	1,485,323
Coherent Corp.*(a)	27,568	1,997,577
Crane NXT Co.	15,767	968,409
Insight Enterprises, Inc.*(a)	7,435	1,474,807
IPG Photonics Corp.*	4,189	353,510
Itron, Inc.*	6,741	667,089
Littelfuse, Inc.	4,891	1,250,091
Plexus Corp.*	5,728	591,015
Sanmina Corp.*	27,009	1,789,346
TD SYNNEX Corp.	39,646	4,575,149
Vishay Intertechnology, Inc.	62,241	1,387,974
Vontier Corp.	48,793	1,863,893
Total Electronic Equipment, Instruments & Components		26,502,708
Energy Equipment & Services - 1.3%
Cactus, Inc., Class A	18,812	992,145
ChampionX Corp.	42,115	1,398,639
Helmerich & Payne, Inc.(a)	45,791	1,654,887
Liberty Energy, Inc.	116,935	2,442,772
NOV, Inc.	74,950	1,424,800
Patterson-UTI Energy, Inc.	109,306	1,132,410
Tidewater, Inc.*	5,752	547,648
Total Energy Equipment & Services		9,593,301
Entertainment - 0.4%
Endeavor Group Holdings, Inc., Class A	28,306	765,111
Madison Square Garden Sports Corp.*	1,717	323,019
TKO Group Holdings, Inc.	7,568	817,268
Warner Music Group Corp., Class A	43,739	1,340,601
Total Entertainment		3,245,999
Financial Services - 3.4%
Enact Holdings, Inc.	80,371	2,464,175
Euronet Worldwide, Inc.*	13,870	1,435,545
Jackson Financial, Inc., Class A	60,861	4,519,538
MGIC Investment Corp.	143,048	3,082,684
Mr. Cooper Group, Inc.*	24,442	1,985,424
PennyMac Financial Services, Inc.	9,476	896,430
Radian Group, Inc.	86,258	2,682,624
Remitly Global, Inc.*	18,429	223,359
Shift4 Payments, Inc., Class A*(a)	8,129	596,262
Voya Financial, Inc.	39,680	2,823,232
Walker & Dunlop, Inc.	5,628	552,670
Western Union Co.	187,911	2,296,272
WEX, Inc.*	11,899	2,107,789
Total Financial Services		25,666,004
Food Products - 1.1%
Flowers Foods, Inc.	45,944	1,019,957
Ingredion, Inc.	20,401	2,339,995
J & J Snack Foods Corp.	2,022	328,312
Lancaster Colony Corp.	3,403	643,065
Pilgrim's Pride Corp.*	22,514	866,564
Post Holdings, Inc.*	14,647	1,525,631
Seaboard Corp.	420	1,327,511
Simply Good Foods Co.*	14,895	538,156
Total Food Products		8,589,191
Gas Utilities - 0.9%
National Fuel Gas Co.	34,205	1,853,569
New Jersey Resources Corp.	21,571	921,945
ONE Gas, Inc.	13,917	888,600
Spire, Inc.	12,439	755,420
UGI Corp.	96,792	2,216,537
Total Gas Utilities		6,636,071
Ground Transportation - 1.1%
ArcBest Corp.	6,483	694,199
Avis Budget Group, Inc.(a)	26,771	2,798,105
Hertz Global Holdings, Inc.*(a)	213,832	754,827
Landstar System, Inc.	6,331	1,167,943
Ryder System, Inc.	21,844	2,706,035
Total Ground Transportation		8,121,109
Health Care Equipment & Supplies - 1.4%
CONMED Corp.	3,312	229,588
Dentsply Sirona, Inc.	43,490	1,083,336
Enovis Corp.*	10,257	463,616
Envista Holdings Corp.*	49,455	822,437
Globus Medical, Inc., Class A*	19,969	1,367,677
Haemonetics Corp.*	8,265	683,764
Inari Medical, Inc.*	8,709	419,338
Integer Holdings Corp.*(a)	6,130	709,793
Integra LifeSciences Holdings Corp.*	22,701	661,507
Lantheus Holdings, Inc.*	20,060	1,610,617
Masimo Corp.*(a)	6,738	848,584
Merit Medical Systems, Inc.*	9,717	835,176
Penumbra, Inc.*	3,386	609,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2024

Investments	Shares	Value
QuidelOrtho Corp.*	15,769	$523,846
Total Health Care Equipment & Supplies		10,868,657
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc.*	14,575	984,396
Amedisys, Inc.*	5,854	537,397
AMN Healthcare Services, Inc.*(a)	19,288	988,124
Chemed Corp.	1,861	1,009,741
CorVel Corp.*	1,589	404,035
DaVita, Inc.*	24,122	3,342,586
Encompass Health Corp.	19,858	1,703,618
Ensign Group, Inc.	8,469	1,047,531
HealthEquity, Inc.*	8,175	704,685
Henry Schein, Inc.*	34,891	2,236,513
Option Care Health, Inc.*	31,066	860,528
Progyny, Inc.*	8,448	241,697
R1 RCM, Inc.*	40,706	511,267
Select Medical Holdings Corp.	35,965	1,260,933
Surgery Partners, Inc.*(a)	11,985	285,123
Tenet Healthcare Corp.*	33,744	4,488,964
Universal Health Services, Inc., Class B	19,175	3,546,033
Total Health Care Providers & Services		24,153,171
Health Care REITs - 0.0%
CareTrust REIT, Inc.	12,172	305,517
Health Care Technology - 0.2%
Doximity, Inc., Class A*	28,584	799,494
Evolent Health, Inc., Class A*	12,895	246,552
Teladoc Health, Inc.*	53,543	523,651
Total Health Care Technology		1,569,697
Hotel & Resort REITs - 0.1%
Ryman Hospitality Properties, Inc.	8,270	825,842
Hotels, Restaurants & Leisure - 3.2%
Aramark	58,426	1,987,653
Boyd Gaming Corp.	39,870	2,196,837
Cava Group, Inc.*	9,383	870,273
Choice Hotels International, Inc.	9,720	1,156,680
Churchill Downs, Inc.	11,371	1,587,392
Hilton Grand Vacations, Inc.*	40,183	1,624,599
Hyatt Hotels Corp., Class A	14,860	2,257,531
Life Time Group Holdings, Inc.*	20,498	385,977
Light & Wonder, Inc.*(a)	8,136	853,304
Marriott Vacations Worldwide Corp.	18,749	1,637,163
Planet Fitness, Inc., Class A*	9,780	719,710
Red Rock Resorts, Inc., Class A	17,475	959,902
Texas Roadhouse, Inc.	9,228	1,584,540
Travel & Leisure Co.	37,785	1,699,569
United Parks & Resorts, Inc.*(a)	17,882	971,171
Vail Resorts, Inc.	4,469	805,001
Wendy's Co.	40,359	684,489
Wingstop, Inc.	2,487	1,051,155
Wyndham Hotels & Resorts, Inc.	15,426	1,141,524
Total Hotels, Restaurants & Leisure		24,174,470
Household Durables - 3.5%
Installed Building Products, Inc.	6,615	1,360,573
KB Home	42,971	3,015,705
Leggett & Platt, Inc.	27,865	319,333
LGI Homes, Inc.*	5,520	493,985
M/I Homes, Inc.*	16,254	1,985,263
Meritage Homes Corp.	19,535	3,161,740
Skyline Champion Corp.*	13,689	927,430
Taylor Morrison Home Corp.*	67,250	3,728,340
Tempur Sealy International, Inc.	36,100	1,708,974
Toll Brothers, Inc.	63,314	7,292,506
Tri Pointe Homes, Inc.*	49,000	1,825,250
Worthington Enterprises, Inc.	21,333	1,009,691
Total Household Durables		26,828,790
Household Products - 0.2%
Reynolds Consumer Products, Inc.	37,494	1,049,082
WD-40 Co.	1,231	270,377
Total Household Products		1,319,459
Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C	17,976	443,827
Ormat Technologies, Inc.	6,527	467,986
Total Independent Power & Renewable Electricity Producers		911,813
Industrial REITs - 0.4%
EastGroup Properties, Inc.	4,215	716,971
First Industrial Realty Trust, Inc.	17,907	850,762
LXP Industrial Trust	19,247	175,533
STAG Industrial, Inc.	19,040	686,582
Terreno Realty Corp.	10,848	641,985
Total Industrial REITs		3,071,833
Insurance - 4.0%
American Financial Group, Inc.	26,905	3,309,853
Assurant, Inc.	15,073	2,505,886
Brighthouse Financial, Inc.*	48,962	2,122,013
CNO Financial Group, Inc.	37,230	1,032,016
F&G Annuities & Life, Inc.(a)	29,961	1,140,016
First American Financial Corp.	13,543	730,645
Genworth Financial, Inc., Class A*	203,339	1,228,168
Kinsale Capital Group, Inc.	2,456	946,248
Lincoln National Corp.	116,447	3,621,502
Old Republic International Corp.	93,866	2,900,459
Primerica, Inc.	8,878	2,100,357
RLI Corp.	5,369	755,365
Ryan Specialty Holdings, Inc.	16,855	976,073
Selective Insurance Group, Inc.	10,217	958,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2024

Investments	Shares	Value
Unum Group	118,159	$6,039,106
Total Insurance		30,366,368
Interactive Media & Services - 0.6%
Match Group, Inc.*(a)	56,712	1,722,910
Yelp, Inc.*	8,525	314,999
Ziff Davis, Inc.*	17,375	956,494
ZoomInfo Technologies, Inc.*	102,230	1,305,477
Total Interactive Media & Services		4,299,880
IT Services - 0.5%
ASGN, Inc.*	11,843	1,044,198
DigitalOcean Holdings, Inc.*(a)	16,807	584,043
DXC Technology Co.*	109,944	2,098,831
Total IT Services		3,727,072
Leisure Products - 0.9%
Acushnet Holdings Corp.	14,474	918,809
Brunswick Corp.	29,096	2,117,316
Mattel, Inc.*	75,281	1,224,069
Polaris, Inc.(a)	25,587	2,003,718
YETI Holdings, Inc.*(a)	15,379	586,709
Total Leisure Products		6,850,621
Life Sciences Tools & Services - 0.5%
Azenta, Inc.*	4,845	254,944
Bruker Corp.	20,587	1,313,656
Fortrea Holdings, Inc.*(a)	13,152	306,968
Medpace Holdings, Inc.*	3,575	1,472,364
Sotera Health Co.*(a)	60,166	714,170
Total Life Sciences Tools & Services		4,062,102
Machinery - 4.6%
AGCO Corp.	37,526	3,673,045
Albany International Corp., Class A	5,305	448,007
Allison Transmission Holdings, Inc.	41,901	3,180,286
Chart Industries, Inc.*(a)	6,589	951,056
Crane Co.	5,209	755,201
Donaldson Co., Inc.	21,885	1,566,091
Enpro, Inc.	3,857	561,463
Esab Corp.	12,234	1,155,257
ESCO Technologies, Inc.	3,356	352,514
Federal Signal Corp.	7,170	599,914
Flowserve Corp.	25,598	1,231,264
Franklin Electric Co., Inc.	7,476	720,088
Hillenbrand, Inc.	23,053	922,581
ITT, Inc.	13,839	1,787,722
John Bean Technologies Corp.	5,134	487,576
Kadant, Inc.	1,643	482,681
Middleby Corp.*	14,446	1,771,224
Mueller Industries, Inc.	52,508	2,989,806
Oshkosh Corp.	21,050	2,277,610
RBC Bearings, Inc.*(a)	3,182	858,440
SPX Technologies, Inc.*	8,003	1,137,546
Terex Corp.	33,817	1,854,524
Timken Co.	24,154	1,935,460
Toro Co.	21,292	1,991,015
Watts Water Technologies, Inc., Class A	4,872	893,379
Total Machinery		34,583,750
Marine Transportation - 0.4%
Kirby Corp.*	9,879	1,182,813
Matson, Inc.	11,593	1,518,335
Total Marine Transportation		2,701,148
Media - 0.9%
Cable One, Inc.	598	211,692
Liberty Media Corp.-Liberty SiriusXM, Class C*	79,800	1,768,368
New York Times Co., Class A	18,854	965,513
Nexstar Media Group, Inc.	11,195	1,858,482
TEGNA, Inc.	118,103	1,646,356
Total Media		6,450,411
Metals & Mining - 2.6%
Alpha Metallurgical Resources, Inc.	9,147	2,566,008
Arch Resources, Inc.	13,693	2,084,485
ATI, Inc.*	29,120	1,614,704
Carpenter Technology Corp.	6,127	671,397
Cleveland-Cliffs, Inc.*	68,747	1,058,016
Commercial Metals Co.	68,047	3,741,905
Hecla Mining Co.	55,985	271,527
MP Materials Corp.*(a)	39,033	496,890
Royal Gold, Inc.	7,180	898,649
U.S. Steel Corp.	122,435	4,628,043
Warrior Met Coal, Inc.	28,006	1,757,937
Total Metals & Mining		19,789,561
Multi-Utilities - 0.3%
Avista Corp.	18,101	626,476
Black Hills Corp.	18,272	993,631
Northwestern Energy Group, Inc.	13,047	653,394
Total Multi-Utilities		2,273,501
Office REITs - 0.2%
Cousins Properties, Inc.	16,209	375,238
Kilroy Realty Corp.	22,513	701,730
Vornado Realty Trust	15,972	419,904
Total Office REITs		1,496,872
Oil, Gas & Consumable Fuels - 6.6%
Antero Midstream Corp.	96,869	1,427,849
Antero Resources Corp.*	68,347	2,230,163
California Resources Corp.	28,797	1,532,576
Chord Energy Corp.	17,860	2,994,765
Civitas Resources, Inc.	43,711	3,016,059
CNX Resources Corp.*	101,044	2,455,369
Comstock Resources, Inc.(a)	146,265	1,518,231
CONSOL Energy, Inc.*(a)	21,847	2,229,049
CVR Energy, Inc.(a)	74,280	1,988,476
DT Midstream, Inc.	21,743	1,544,405
Equitrans Midstream Corp.	113,247	1,469,946
Magnolia Oil & Gas Corp., Class A(a)	78,858	1,998,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2024

Investments	Shares	Value
Matador Resources Co.	51,669	$3,079,472
Murphy Oil Corp.	62,889	2,593,542
New Fortress Energy, Inc.(a)	36,911	811,304
Northern Oil & Gas, Inc.	55,512	2,063,381
PBF Energy, Inc., Class A	98,689	4,541,668
Peabody Energy Corp.	99,787	2,207,288
Permian Resources Corp.	87,598	1,414,708
Range Resources Corp.	83,929	2,814,139
SM Energy Co.	66,802	2,887,851
Southwestern Energy Co.*	465,693	3,134,114
Total Oil, Gas & Consumable Fuels		49,952,617
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	13,258	1,091,531
Passenger Airlines - 1.1%
Alaska Air Group, Inc.*	66,163	2,672,985
American Airlines Group, Inc.*(a)	471,060	5,337,110
Total Passenger Airlines		8,010,095
Personal Care Products - 0.3%
BellRing Brands, Inc.*	12,897	736,935
elf Beauty, Inc.*	4,947	1,042,432
Inter Parfums, Inc.	4,309	499,973
Total Personal Care Products		2,279,340
Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals, Inc.*	10,101	404,040
Corcept Therapeutics, Inc.*	15,227	494,725
Elanco Animal Health, Inc.*	136,891	1,975,337
Organon & Co.	201,880	4,178,916
Prestige Consumer Healthcare, Inc.*	12,701	874,464
Total Pharmaceuticals		7,927,482
Professional Services - 2.9%
Alight, Inc., Class A*	140,145	1,034,270
CACI International, Inc., Class A*	4,774	2,053,441
CBIZ, Inc.*	7,711	571,385
Concentrix Corp.(a)	20,583	1,302,492
Dun & Bradstreet Holdings, Inc.	147,090	1,362,053
ExlService Holdings, Inc.*	29,417	922,517
Exponent, Inc.	5,015	477,027
FTI Consulting, Inc.*	4,078	878,931
ICF International, Inc.	3,216	477,447
Insperity, Inc.	6,912	630,444
KBR, Inc.	28,088	1,801,564
Korn Ferry	15,437	1,036,440
ManpowerGroup, Inc.	16,277	1,136,135
Maximus, Inc.	7,688	658,862
Parsons Corp.*	14,688	1,201,625
Paycor HCM, Inc.*(a)	16,275	206,692
Paylocity Holding Corp.*	7,382	973,317
Robert Half, Inc.	20,869	1,335,199
Science Applications International Corp.	11,939	1,403,429
TriNet Group, Inc.	13,663	1,366,300
Verra Mobility Corp.*	29,153	792,962
Total Professional Services		21,622,532
Real Estate Management & Development - 0.3%
DigitalBridge Group, Inc.	15,943	218,419
Jones Lang LaSalle, Inc.*	8,003	1,642,856
St. Joe Co.	6,765	370,045
Total Real Estate Management & Development		2,231,320
Retail REITs - 0.7%
Agree Realty Corp.	10,711	663,439
Brixmor Property Group, Inc.	56,126	1,295,949
Federal Realty Investment Trust	10,121	1,021,918
NNN REIT, Inc.	34,036	1,449,934
Phillips Edison & Co., Inc.	10,065	329,226
Tanger, Inc.	13,948	378,130
Total Retail REITs		5,138,596
Semiconductors & Semiconductor Equipment - 2.1%
Allegro MicroSystems, Inc.*	40,353	1,139,569
Amkor Technology, Inc.	53,279	2,132,225
Axcelis Technologies, Inc.*	6,789	965,328
Cirrus Logic, Inc.*	14,850	1,895,751
Diodes, Inc.*	14,991	1,078,303
FormFactor, Inc.*	7,544	456,638
Lattice Semiconductor Corp.*	16,642	965,070
MACOM Technology Solutions Holdings, Inc.*	8,906	992,752
MKS Instruments, Inc.	15,428	2,014,588
Onto Innovation, Inc.*	5,660	1,242,710
Power Integrations, Inc.	5,195	364,637
Rambus, Inc.*	9,590	563,508
Silicon Laboratories, Inc.*	4,558	504,251
Synaptics, Inc.*	7,648	674,554
Universal Display Corp.	4,624	972,196
Total Semiconductors & Semiconductor Equipment		15,962,080
Software - 2.9%
ACI Worldwide, Inc.*	12,565	497,448
Alarm.com Holdings, Inc.*	7,026	446,432
Altair Engineering, Inc., Class A*	5,089	499,129
Appfolio, Inc., Class A*	2,060	503,814
Bill Holdings, Inc.*	11,459	602,973
Blackbaud, Inc.*	7,865	599,077
BlackLine, Inc.*	7,383	357,706
Box, Inc., Class A*	27,378	723,874
Braze, Inc., Class A*	5,399	209,697
CCC Intelligent Solutions Holdings, Inc.*	59,301	658,834
CommVault Systems, Inc.*	5,752	699,271
DocuSign, Inc.*	41,306	2,209,871
Dolby Laboratories, Inc., Class A	7,952	630,037
DoubleVerify Holdings, Inc.*	14,635	284,943
Dropbox, Inc., Class A*	81,896	1,840,203
Five9, Inc.*	6,791	299,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2024

Investments	Shares	Value
Freshworks, Inc., Class A*	17,343	$220,083
Gitlab, Inc., Class A*	7,869	391,247
Guidewire Software, Inc.*	6,859	945,787
Informatica, Inc., Class A*	34,244	1,057,455
Instructure Holdings, Inc.*(a)	18,075	423,136
Intapp, Inc.*(a)	5,895	216,170
InterDigital, Inc.	7,382	860,446
MicroStrategy, Inc., Class A*(a)	956	1,316,871
nCino, Inc.*(a)	10,591	333,087
Pegasystems, Inc.	9,140	553,244
PowerSchool Holdings, Inc., Class A*	24,910	557,735
Procore Technologies, Inc.*	11,892	788,558
Qualys, Inc.*	3,542	505,089
Rapid7, Inc.*	5,730	247,708
Smartsheet, Inc., Class A*	10,747	473,728
Sprout Social, Inc., Class A*	4,540	161,987
SPS Commerce, Inc.*	2,850	536,256
Tenable Holdings, Inc.*	10,370	451,925
Teradata Corp.*	15,319	529,425
Varonis Systems, Inc.*	9,109	436,959
Workiva, Inc.*	4,137	301,960
Total Software		22,371,648
Specialized REITs - 0.6%
CubeSmart	33,039	1,492,372
EPR Properties	10,942	459,345
Lamar Advertising Co., Class A	14,054	1,679,875
National Storage Affiliates Trust	13,826	569,908
PotlatchDeltic Corp.	5,378	211,839
Rayonier, Inc.	13,782	400,918
Total Specialized REITs		4,814,257
Specialty Retail - 4.3%
Abercrombie & Fitch Co., Class A*	10,024	1,782,668
Academy Sports & Outdoors, Inc.	35,465	1,888,511
American Eagle Outfitters, Inc.	45,720	912,571
Asbury Automotive Group, Inc.*	12,054	2,746,745
AutoNation, Inc.*	29,589	4,715,895
Bath & Body Works, Inc.	70,232	2,742,560
Dick's Sporting Goods, Inc.	27,201	5,844,135
Gap, Inc.	30,729	734,116
Group 1 Automotive, Inc.	8,109	2,410,644
Lithia Motors, Inc.	13,778	3,478,256
Murphy USA, Inc.	5,215	2,448,234
RH*(a)	4,805	1,174,534
Urban Outfitters, Inc.*	28,144	1,155,311
Valvoline, Inc.*	20,600	889,920
Total Specialty Retail		32,924,100
Textiles, Apparel & Luxury Goods - 2.5%
Columbia Sportswear Co.	14,471	1,144,367
Crocs, Inc.*	26,031	3,798,964
Kontoor Brands, Inc.	15,392	1,018,181
PVH Corp.	20,617	2,182,722
Ralph Lauren Corp.	16,166	2,830,020
Skechers USA, Inc., Class A*	31,417	2,171,543
Steven Madden Ltd.	17,793	752,644
Tapestry, Inc.	104,542	4,473,352
Under Armour, Inc., Class A*	119,938	799,986
Total Textiles, Apparel & Luxury Goods		19,171,779
Trading Companies & Distributors - 2.6%
Air Lease Corp.	45,761	2,175,020
Applied Industrial Technologies, Inc.	7,824	1,517,856
Beacon Roofing Supply, Inc.*	19,914	1,802,217
Boise Cascade Co.	16,140	1,924,211
Core & Main, Inc., Class A*	50,004	2,447,196
GATX Corp.	8,033	1,063,248
GMS, Inc.*	19,029	1,533,928
Herc Holdings, Inc.	10,910	1,454,194
MSC Industrial Direct Co., Inc., Class A	13,061	1,035,868
Rush Enterprises, Inc., Class A	32,345	1,354,285
SiteOne Landscape Supply, Inc.*	5,260	638,616
WESCO International, Inc.	18,737	2,970,189
Total Trading Companies & Distributors		19,916,828
Water Utilities - 0.1%
American States Water Co.	5,653	410,238
California Water Service Group	5,014	243,129
Total Water Utilities		653,367
Total United States		753,919,787
Ghana - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd.*(a)	189,095	1,047,586
Puerto Rico - 0.2%
Banks - 0.2%
First BanCorp	60,658	1,109,435
Singapore - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries, Inc.	9,074	446,350
TOTAL COMMON STOCKS (Cost: $669,121,699)		756,523,158
EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $1,578,027)	36,243	1,695,085
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $2,352,112)	2,352,112	2,352,112

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2024

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $673,051,838)	$760,570,355
Other Assets less Liabilities - (0.2)%	(1,543,946)
NET ASSETS - 100.0%	$759,026,409

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $41,973,225 and the total market value of the collateral held by the Fund was $42,885,218. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $40,533,106.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$847,037	$2,764,333	$1,814,908	$(59,589)	$(41,788)	$1,695,085	$16,360

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$756,523,158	$—	$—	$756,523,158
Exchange-Traded Fund	1,695,085	—	—	1,695,085
Investment of Cash Collateral for Securities Loaned	—	2,352,112	—	2,352,112
Total Investments in Securities	$758,218,243	$2,352,112	$—	$760,570,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
United States - 99.9%
Aerospace & Defense - 0.6%
Leonardo DRS, Inc.*	333	$8,495
Automobiles - 0.5%
Thor Industries, Inc.	72	6,728
Beverages - 1.0%
Coca-Cola Consolidated, Inc.	12	13,020
Biotechnology - 2.7%
Exelixis, Inc.*	382	8,584
Halozyme Therapeutics, Inc.*	165	8,639
United Therapeutics Corp.*	58	18,476
Total Biotechnology		35,699
Broadline Retail - 1.4%
Dillard's, Inc., Class A(a)	21	9,248
Etsy, Inc.*	154	9,083
Total Broadline Retail		18,331
Building Products - 3.0%
AAON, Inc.	108	9,422
Simpson Manufacturing Co., Inc.	55	9,269
Trex Co., Inc.*	145	10,747
UFP Industries, Inc.	83	9,296
Total Building Products		38,734
Capital Markets - 3.0%
Evercore, Inc., Class A	51	10,630
Hamilton Lane, Inc., Class A	54	6,673
Houlihan Lokey, Inc.	91	12,272
MarketAxess Holdings, Inc.	50	10,027
Total Capital Markets		39,602
Chemicals - 0.6%
Olin Corp.	163	7,685
Commercial Services & Supplies - 2.3%
Clean Harbors, Inc.*	70	15,831
Tetra Tech, Inc.	71	14,518
Total Commercial Services & Supplies		30,349
Communications Equipment - 0.9%
Ubiquiti, Inc.	78	11,362
Construction & Engineering - 2.3%
Comfort Systems USA, Inc.	46	13,989
Dycom Industries, Inc.*	38	6,413
WillScot Mobile Mini Holdings Corp.*	251	9,448
Total Construction & Engineering		29,850
Construction Materials - 0.7%
Eagle Materials, Inc.	44	9,568
Consumer Finance - 0.6%
OneMain Holdings, Inc.	161	7,807
Consumer Staples Distribution & Retail - 3.7%
BJ's Wholesale Club Holdings, Inc.*	176	15,460
Casey's General Stores, Inc.	49	18,697
Performance Food Group Co.*	212	14,015
Total Consumer Staples Distribution & Retail		48,172
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	400	10,484
Electrical Equipment - 1.8%
Atkore, Inc.	48	6,477
Encore Wire Corp.	21	6,086
Generac Holdings, Inc.*	80	10,578
Total Electrical Equipment		23,141
Electronic Equipment, Instruments & Components - 2.3%
Badger Meter, Inc.	39	7,268
Coherent Corp.*	211	15,289
Vontier Corp.	201	7,678
Total Electronic Equipment, Instruments & Components		30,235
Entertainment - 0.9%
TKO Group Holdings, Inc.	107	11,555
Financial Services - 1.8%
Jack Henry & Associates, Inc.	96	15,938
Mr. Cooper Group, Inc.*	86	6,986
Total Financial Services		22,924
Food Products - 1.9%
Darling Ingredients, Inc.*	226	8,305
Lamb Weston Holdings, Inc.	194	16,312
Total Food Products		24,617
Ground Transportation - 1.8%
Landstar System, Inc.	48	8,855
Saia, Inc.*	31	14,703
Total Ground Transportation		23,558
Health Care Equipment & Supplies - 2.6%
Insulet Corp.*	89	17,960
Lantheus Holdings, Inc.*	92	7,387
Penumbra, Inc.*	49	8,818
Total Health Care Equipment & Supplies		34,165
Health Care Providers & Services - 2.0%
Chemed Corp.	20	10,852
Ensign Group, Inc.	74	9,153
Option Care Health, Inc.*	229	6,343
Total Health Care Providers & Services		26,348
Hotels, Restaurants & Leisure - 5.8%
Boyd Gaming Corp.	125	6,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

June 30, 2024

Investments	Shares	Value
Choice Hotels International, Inc.	64	$7,616
Churchill Downs, Inc.	97	13,541
MGM Resorts International*	414	18,398
Texas Roadhouse, Inc.	87	14,939
Wingstop, Inc.	36	15,216
Total Hotels, Restaurants & Leisure		76,597
Household Durables - 4.3%
Installed Building Products, Inc.	36	7,404
KB Home	101	7,088
Meritage Homes Corp.	48	7,769
Taylor Morrison Home Corp.*	140	7,762
Tempur Sealy International, Inc.	231	10,936
Toll Brothers, Inc.	135	15,549
Total Household Durables		56,508
Insurance - 1.6%
Kinsale Capital Group, Inc.	31	11,944
RLI Corp.	61	8,582
Total Insurance		20,526
Interactive Media & Services - 1.3%
Match Group, Inc.*	344	10,451
ZoomInfo Technologies, Inc.*	496	6,334
Total Interactive Media & Services		16,785
IT Services - 1.1%
EPAM Systems, Inc.*	77	14,484
Life Sciences Tools & Services - 4.3%
Bio-Techne Corp.	203	14,545
Bruker Corp.	194	12,379
Charles River Laboratories International, Inc.*	65	13,428
Medpace Holdings, Inc.*	39	16,062
Total Life Sciences Tools & Services		56,414
Machinery - 4.1%
AGCO Corp.	99	9,690
Allison Transmission Holdings, Inc.	114	8,652
Lincoln Electric Holdings, Inc.	75	14,148
Mueller Industries, Inc.	153	8,712
Toro Co.	139	12,998
Total Machinery		54,200
Media - 2.5%
Liberty Broadband Corp., Class C*	194	10,635
Nexstar Media Group, Inc.	44	7,305
Sirius XM Holdings, Inc.	5,457	15,443
Total Media		33,383
Metals & Mining - 1.4%
Cleveland-Cliffs, Inc.*	663	10,204
Commercial Metals Co.	158	8,688
Total Metals & Mining		18,892
Oil, Gas & Consumable Fuels - 9.2%
Antero Midstream Corp.	627	9,242
APA Corp.	494	14,543
Chesapeake Energy Corp.	176	14,465
Chord Energy Corp.	57	9,558
Civitas Resources, Inc.	135	9,315
HF Sinclair Corp.	252	13,442
Magnolia Oil & Gas Corp., Class A	275	6,969
Matador Resources Co.	167	9,953
New Fortress Energy, Inc.(a)	281	6,176
PBF Energy, Inc., Class A	154	7,087
Permian Resources Corp.	771	12,452
SM Energy Co.	157	6,787
Total Oil, Gas & Consumable Fuels		119,989
Personal Care Products - 2.0%
BellRing Brands, Inc.*	167	9,543
elf Beauty, Inc.*	78	16,436
Total Personal Care Products		25,979
Professional Services - 3.7%
ExlService Holdings, Inc.*	213	6,679
Exponent, Inc.	66	6,278
Paycom Software, Inc.	77	11,014
Paylocity Holding Corp.*	75	9,889
Science Applications International Corp.	67	7,876
TriNet Group, Inc.	66	6,600
Total Professional Services		48,336
Semiconductors & Semiconductor Equipment - 5.0%
Allegro MicroSystems, Inc.*	251	7,088
Amkor Technology, Inc.	315	12,607
Cirrus Logic, Inc.*	68	8,681
Lattice Semiconductor Corp.*	177	10,264
Onto Innovation, Inc.*	63	13,832
Universal Display Corp.	61	12,825
Total Semiconductors & Semiconductor Equipment		65,297
Software - 3.9%
Appfolio, Inc., Class A*	47	11,495
DocuSign, Inc.*	268	14,338
Dropbox, Inc., Class A*	439	9,864
Qualys, Inc.*	48	6,845
SPS Commerce, Inc.*	47	8,843
Total Software		51,385
Specialty Retail - 5.6%
Asbury Automotive Group, Inc.*	27	6,152
AutoNation, Inc.*	53	8,447
Chewy, Inc., Class A*	562	15,309
Five Below, Inc.*	76	8,282
Floor & Decor Holdings, Inc., Class A*	136	13,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

June 30, 2024

Investments	Shares	Value
Lithia Motors, Inc.	37	$9,341
Murphy USA, Inc.	27	12,675
Total Specialty Retail		73,726
Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc.*	83	12,113
Skechers USA, Inc., Class A*	200	13,824
Total Textiles, Apparel & Luxury Goods		25,937
Trading Companies & Distributors - 2.9%
Boise Cascade Co.	52	6,200
Core & Main, Inc., Class A*	285	13,948
SiteOne Landscape Supply, Inc.*	66	8,013
WESCO International, Inc.	66	10,462
Total Trading Companies & Distributors		38,623
TOTAL COMMON STOCKS (Cost: $1,366,696)		1,309,490
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $13,473)	13,473	13,473
TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $1,380,169)		1,322,963
Other Assets less Liabilities - (1.0)%		(12,499)
NET ASSETS - 100.0%		$1,310,464

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $13,466 and the total market value of the collateral held by the Fund was $13,473.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,309,490	$—	$—	$1,309,490
Investment of Cash Collateral for Securities Loaned	—	13,473	—	13,473
Total Investments in Securities	$1,309,490	$13,473	$—	$1,322,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.8%
United States - 99.8%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	4,076	$1,104,514
Huntington Ingalls Industries, Inc.	3,738	920,782
Lockheed Martin Corp.	2,679	1,251,361
Textron, Inc.	10,500	901,530
Woodward, Inc.	5,175	902,416
Total Aerospace & Defense		5,080,603
Automobile Components - 0.7%
Gentex Corp.	60,526	2,040,331
Automobiles - 0.5%
General Motors Co.	34,172	1,587,631
Banks - 1.2%
First Citizens BancShares, Inc., Class A	456	767,726
JPMorgan Chase & Co.	5,616	1,135,892
M&T Bank Corp.	4,585	693,986
Wells Fargo & Co.	16,263	965,859
Total Banks		3,563,463
Beverages - 0.3%
Molson Coors Beverage Co., Class B	17,436	886,272
Biotechnology - 3.2%
AbbVie, Inc.	7,786	1,335,455
Exelixis, Inc.*	43,951	987,579
Gilead Sciences, Inc.	17,843	1,224,208
Incyte Corp.*	17,649	1,069,882
Neurocrine Biosciences, Inc.*	7,832	1,078,231
Regeneron Pharmaceuticals, Inc.*	1,204	1,265,440
United Therapeutics Corp.*	3,999	1,273,882
Vertex Pharmaceuticals, Inc.*	2,090	979,625
Total Biotechnology		9,214,302
Building Products - 0.3%
Owens Corning	4,468	776,181
Capital Markets - 1.4%
Ameriprise Financial, Inc.	2,516	1,074,810
Cboe Global Markets, Inc.	6,424	1,092,465
Interactive Brokers Group, Inc., Class A	7,638	936,419
LPL Financial Holdings, Inc.	3,202	894,319
Total Capital Markets		3,998,013
Chemicals - 0.4%
Ecolab, Inc.	5,235	1,245,930
Commercial Services & Supplies - 1.2%
MSA Safety, Inc.	5,583	1,047,873
Republic Services, Inc.	6,231	1,210,933
Waste Management, Inc.	6,122	1,306,067
Total Commercial Services & Supplies		3,564,873
Communications Equipment - 5.8%
Ciena Corp.*	39,727	1,914,047
Cisco Systems, Inc.	84,314	4,005,758
F5, Inc.*	22,439	3,864,669
Juniper Networks, Inc.	76,771	2,799,071
Motorola Solutions, Inc.	11,120	4,292,876
Total Communications Equipment		16,876,421
Construction & Engineering - 0.3%
EMCOR Group, Inc.	2,519	919,637
Consumer Finance - 0.6%
American Express Co.	4,211	975,057
Synchrony Financial	17,825	841,162
Total Consumer Finance		1,816,219
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos., Inc., Class A	58,306	1,151,543
Kroger Co.	20,321	1,014,627
Sprouts Farmers Market, Inc.*	8,713	728,930
Sysco Corp.	14,486	1,034,156
Target Corp.	4,094	606,076
Walmart, Inc.	16,046	1,086,475
Total Consumer Staples Distribution & Retail		5,621,807
Containers & Packaging - 1.3%
AptarGroup, Inc.	8,559	1,205,193
Crown Holdings, Inc.	10,368	771,275
Graphic Packaging Holding Co.	34,966	916,459
Westrock Co.	16,418	825,169
Total Containers & Packaging		3,718,096
Diversified Consumer Services - 1.1%
ADT, Inc.	146,045	1,109,942
H&R Block, Inc.	37,060	2,009,764
Total Diversified Consumer Services		3,119,706
Diversified REITs - 0.7%
WP Carey, Inc.	38,843	2,138,307
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	151,861	2,902,064
Verizon Communications, Inc.	60,196	2,482,483
Total Diversified Telecommunication Services		5,384,547
Electric Utilities - 2.3%
American Electric Power Co., Inc.	11,347	995,586
Edison International	12,999	933,458
Entergy Corp.	10,230	1,094,610
NRG Energy, Inc.	10,146	789,967
OGE Energy Corp.	29,780	1,063,146
PG&E Corp.	53,863	940,448
Xcel Energy, Inc.	16,680	890,879
Total Electric Utilities		6,708,094
Electrical Equipment - 0.3%
Acuity Brands, Inc.	3,452	833,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2024

Investments	Shares	Value
Electronic Equipment, Instruments & Components - 5.3%
Insight Enterprises, Inc.*	16,965	$3,365,177
Jabil, Inc.	16,826	1,830,501
TD SYNNEX Corp.	30,889	3,564,591
Teledyne Technologies, Inc.*	8,273	3,209,758
Vontier Corp.	86,702	3,312,016
Total Electronic Equipment, Instruments & Components		15,282,043
Energy Equipment & Services - 0.3%
Halliburton Co.	27,524	929,761
Entertainment - 1.8%
Electronic Arts, Inc.	22,251	3,100,232
Walt Disney Co.	21,862	2,170,678
Total Entertainment		5,270,910
Financial Services - 1.6%
Apollo Global Management, Inc.	6,978	823,893
Berkshire Hathaway, Inc., Class B*	2,800	1,139,040
Corebridge Financial, Inc.	24,737	720,341
Equitable Holdings, Inc.	20,664	844,331
Voya Financial, Inc.	13,796	981,585
Total Financial Services		4,509,190
Food Products - 2.1%
Conagra Brands, Inc.	32,336	918,989
General Mills, Inc.	14,889	941,878
Ingredion, Inc.	9,999	1,146,885
Kraft Heinz Co.	29,652	955,388
Pilgrim's Pride Corp.*	26,768	1,030,300
Post Holdings, Inc.*	10,037	1,045,454
Total Food Products		6,038,894
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp.*	15,682	1,207,671
Hologic, Inc.*	16,864	1,252,152
Stryker Corp.	3,209	1,091,862
Zimmer Biomet Holdings, Inc.	9,712	1,054,043
Total Health Care Equipment & Supplies		4,605,728
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	11,530	1,133,630
Cencora, Inc.	5,858	1,319,807
Centene Corp.*	13,571	899,757
Chemed Corp.	1,956	1,061,286
Cigna Group	2,501	826,756
DaVita, Inc.*	5,172	716,684
Elevance Health, Inc.	2,021	1,095,099
Encompass Health Corp.	14,679	1,259,311
HCA Healthcare, Inc.	3,200	1,028,096
HealthEquity, Inc.*	8,146	702,185
McKesson Corp.	2,191	1,279,632
Molina Healthcare, Inc.*	3,205	952,847
Quest Diagnostics, Inc.	8,782	1,202,080
Tenet Healthcare Corp.*	5,435	723,018
Universal Health Services, Inc., Class B	5,474	1,012,307
Total Health Care Providers & Services		15,212,495
Hotel & Resort REITs - 1.4%
Host Hotels & Resorts, Inc.	116,609	2,096,630
Ryman Hospitality Properties, Inc.	20,709	2,068,001
Total Hotel & Resort REITs		4,164,631
Hotels, Restaurants & Leisure - 3.7%
Aramark	51,661	1,757,507
Chipotle Mexican Grill, Inc.*	30,710	1,923,981
Darden Restaurants, Inc.	14,866	2,249,523
Domino's Pizza, Inc.	3,178	1,640,897
Expedia Group, Inc.*	9,582	1,207,236
Texas Roadhouse, Inc.	11,577	1,987,887
Total Hotels, Restaurants & Leisure		10,767,031
Household Products - 1.2%
Colgate-Palmolive Co.	12,337	1,197,183
Kimberly-Clark Corp.	8,522	1,177,740
Procter & Gamble Co.	6,613	1,090,616
Total Household Products		3,465,539
Insurance - 8.0%
Aflac, Inc.	12,352	1,103,157
Allstate Corp.	5,617	896,810
American Financial Group, Inc.	7,832	963,493
American International Group, Inc.	13,800	1,024,512
Assurant, Inc.	5,703	948,124
Cincinnati Financial Corp.	8,522	1,006,448
CNA Financial Corp.	24,578	1,132,308
Globe Life, Inc.	5,129	422,014
Hartford Financial Services Group, Inc.	12,355	1,242,172
Loews Corp.	16,176	1,208,994
Markel Group, Inc.*	644	1,014,725
Marsh & McLennan Cos., Inc.	5,347	1,126,720
MetLife, Inc.	13,649	958,023
Old Republic International Corp.	34,084	1,053,196
Primerica, Inc.	4,060	960,515
Progressive Corp.	4,221	876,744
Prudential Financial, Inc.	8,629	1,011,233
Reinsurance Group of America, Inc.	5,627	1,155,054
RLI Corp.	6,848	963,445
Ryan Specialty Holdings, Inc.	16,603	961,480
Travelers Cos., Inc.	5,325	1,082,786
Unum Group	20,237	1,034,313
WR Berkley Corp.	13,787	1,083,382
Total Insurance		23,229,648
IT Services - 7.2%
Akamai Technologies, Inc.*	37,334	3,363,047
Cognizant Technology Solutions Corp., Class A	55,646	3,783,928
EPAM Systems, Inc.*	9,357	1,760,145
GoDaddy, Inc., Class A*	24,874	3,475,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2024

Investments	Shares	Value
International Business Machines Corp.	23,764	$4,109,984
VeriSign, Inc.*	24,187	4,300,449
Total IT Services		20,792,699
Machinery - 2.5%
Allison Transmission Holdings, Inc.	10,886	826,247
Cummins, Inc.	3,536	979,224
Deere & Co.	2,469	922,492
Donaldson Co., Inc.	14,614	1,045,778
Flowserve Corp.	19,340	930,254
Mueller Industries, Inc.	12,773	727,295
PACCAR, Inc.	9,538	981,842
Westinghouse Air Brake Technologies Corp.	6,199	979,752
Total Machinery		7,392,884
Marine Transportation - 0.3%
Kirby Corp.*	8,232	985,617
Media - 4.5%
Comcast Corp., Class A	72,358	2,833,539
Fox Corp., Class A	83,480	2,869,207
Interpublic Group of Cos., Inc.	71,252	2,072,721
New York Times Co., Class A	52,201	2,673,213
Omnicom Group, Inc.	28,131	2,523,351
Total Media		12,972,031
Metals & Mining - 0.6%
Commercial Metals Co.	15,172	834,308
Steel Dynamics, Inc.	6,269	811,836
Total Metals & Mining		1,646,144
Oil, Gas & Consumable Fuels - 3.6%
APA Corp.	27,879	820,758
Chord Energy Corp.	6,624	1,110,712
Devon Energy Corp.	21,124	1,001,278
Diamondback Energy, Inc.	6,051	1,211,350
DT Midstream, Inc.	19,862	1,410,798
Exxon Mobil Corp.	10,872	1,251,585
HF Sinclair Corp.	16,570	883,844
Marathon Petroleum Corp.	5,847	1,014,337
Ovintiv, Inc.	18,101	848,394
Valero Energy Corp.	6,344	994,485
Total Oil, Gas & Consumable Fuels		10,547,541
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	14,990	711,126
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	26,303	1,092,364
Eli Lilly & Co.	901	815,747
Johnson & Johnson	9,582	1,400,505
Merck & Co., Inc.	9,818	1,215,469
Viatris, Inc.	88,470	940,436
Total Pharmaceuticals		5,464,521
Professional Services - 1.5%
CACI International, Inc., Class A*	2,811	1,209,095
Leidos Holdings, Inc.	8,628	1,258,653
Parsons Corp.*	12,784	1,045,859
Science Applications International Corp.	7,930	932,172
Total Professional Services		4,445,779
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc.*	19,125	2,441,497
First Solar, Inc.*	6,145	1,385,452
QUALCOMM, Inc.	11,309	2,252,527
Total Semiconductors & Semiconductor Equipment		6,079,476
Software - 7.5%
Appfolio, Inc., Class A*	6,891	1,685,332
AppLovin Corp., Class A*	21,324	1,774,583
CCC Intelligent Solutions Holdings, Inc.*	251,314	2,792,099
DocuSign, Inc.*	39,697	2,123,790
Dropbox, Inc., Class A*	112,588	2,529,852
Fortinet, Inc.*	31,534	1,900,554
Gen Digital, Inc.	93,282	2,330,184
Roper Technologies, Inc.	7,653	4,313,690
Workday, Inc., Class A*	11,180	2,499,401
Total Software		21,949,485
Specialty Retail - 3.6%
Abercrombie & Fitch Co., Class A*	6,614	1,176,234
Dick's Sporting Goods, Inc.	4,894	1,051,476
Gap, Inc.	39,591	945,829
Murphy USA, Inc.	4,761	2,235,099
TJX Cos., Inc.	21,767	2,396,546
Ulta Beauty, Inc.*	3,916	1,511,067
Williams-Sonoma, Inc.	3,638	1,027,262
Total Specialty Retail		10,343,513
Technology Hardware, Storage & Peripherals - 2.7%
Hewlett Packard Enterprise Co.	121,503	2,572,219
HP, Inc.	74,643	2,613,998
NetApp, Inc.	20,708	2,667,190
Total Technology Hardware, Storage & Peripherals		7,853,407
Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.	7,549	1,321,528
Tobacco - 0.4%
Altria Group, Inc.	23,130	1,053,571
Trading Companies & Distributors - 0.3%
Core & Main, Inc., Class A*	16,164	791,066
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	18,715	3,297,209
TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $268,314,096)		290,217,351
Other Assets less Liabilities - 0.2%		647,699
NET ASSETS - 100.0%		$290,865,050

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$290,217,351	$—	$—	$290,217,351
Total Investments in Securities	$290,217,351	$—	$—	$290,217,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
United States - 99.9%
Aerospace & Defense - 2.2%
BWX Technologies, Inc.	35,358	$3,359,010
Curtiss-Wright Corp.	9,669	2,620,106
General Dynamics Corp.	221,020	64,126,743
General Electric Co.	188,972	30,040,879
HEICO Corp.	13,612	3,043,779
HEICO Corp., Class A	11,436	2,030,119
Hexcel Corp.	13,170	822,466
Howmet Aerospace, Inc.	74,020	5,746,173
Huntington Ingalls Industries, Inc.	28,445	7,006,857
Lockheed Martin Corp.	275,315	128,599,636
Moog, Inc., Class A	4,467	747,329
Northrop Grumman Corp.	93,138	40,603,511
Woodward, Inc.	13,530	2,359,361
Total Aerospace & Defense		291,105,969
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.	129,984	11,454,190
Expeditors International of Washington, Inc.	58,010	7,239,068
FedEx Corp.	184,939	55,452,110
United Parcel Service, Inc., Class B	1,146,439	156,890,177
Total Air Freight & Logistics		231,035,545
Automobile Components - 0.1%
BorgWarner, Inc.	123,032	3,966,551
Gentex Corp.	128,545	4,333,252
Lear Corp.	52,904	6,042,166
Total Automobile Components		14,341,969
Automobiles - 0.0%
Thor Industries, Inc.	34,629	3,236,080
Banks - 0.1%
Western Alliance Bancorp	98,137	6,164,966
Beverages - 4.8%
Brown-Forman Corp., Class A	124,995	5,516,029
Brown-Forman Corp., Class B	169,991	7,341,911
Coca-Cola Co.	5,288,359	336,604,050
Coca-Cola Consolidated, Inc.	1,151	1,248,835
Constellation Brands, Inc., Class A	100,291	25,802,869
PepsiCo, Inc.	1,623,335	267,736,642
Total Beverages		644,250,336
Biotechnology - 5.9%
AbbVie, Inc.	2,645,831	453,812,933
Amgen, Inc.	645,912	201,815,204
Gilead Sciences, Inc.	1,788,975	122,741,575
Total Biotechnology		778,369,712
Broadline Retail - 0.2%
eBay, Inc.	471,016	25,302,980
Building Products - 0.5%
AAON, Inc.	17,321	1,511,084
Advanced Drainage Systems, Inc.	17,077	2,738,980
AO Smith Corp.	78,861	6,449,253
Armstrong World Industries, Inc.	15,522	1,757,711
Carlisle Cos., Inc.	21,284	8,624,490
Carrier Global Corp.	441,849	27,871,835
Fortune Brands Innovations, Inc.	61,070	3,965,886
Lennox International, Inc.	14,348	7,675,893
Masco Corp.	136,502	9,100,588
UFP Industries, Inc.	9,672	1,083,264
Zurn Elkay Water Solutions Corp.	54,288	1,596,067
Total Building Products		72,375,051
Capital Markets - 5.5%
Affiliated Managers Group, Inc.	8,303	1,297,178
Ameriprise Financial, Inc.	58,637	25,049,140
Charles Schwab Corp.	1,020,300	75,185,907
Evercore, Inc., Class A	28,265	5,891,274
FactSet Research Systems, Inc.	11,160	4,556,293
Franklin Resources, Inc.	792,232	17,706,385
Goldman Sachs Group, Inc.	412,289	186,486,561
Hamilton Lane, Inc., Class A	16,020	1,979,752
Houlihan Lokey, Inc.	36,904	4,976,873
Jefferies Financial Group, Inc.	251,386	12,508,967
KKR & Co., Inc.	280,079	29,475,514
LPL Financial Holdings, Inc.	15,855	4,428,302
MarketAxess Holdings, Inc.	18,174	3,644,432
Moody's Corp.	54,500	22,940,685
Morgan Stanley	2,684,949	260,950,193
Morningstar, Inc.	9,181	2,716,199
MSCI, Inc.	29,540	14,230,895
S&P Global, Inc.	103,731	46,264,026
SEI Investments Co.	56,655	3,665,012
Stifel Financial Corp.	91,445	7,695,097
Total Capital Markets		731,648,685
Chemicals - 1.6%
Air Products & Chemicals, Inc.	210,904	54,423,777
Ashland, Inc.	35,759	3,378,868
Cabot Corp.	39,598	3,638,660
Celanese Corp.	79,345	10,702,847
DuPont de Nemours, Inc.	344,515	27,730,012
Eastman Chemical Co.	171,877	16,838,790
Ecolab, Inc.	119,110	28,348,180
HB Fuller Co.(a)	2,504	192,708
NewMarket Corp.	2,635	1,358,527
Olin Corp.	73,991	3,488,676
PPG Industries, Inc.	153,175	19,283,201
RPM International, Inc.	80,212	8,637,228
Sherwin-Williams Co.	77,748	23,202,335
Westlake Corp.	72,539	10,505,098
Total Chemicals		211,728,907
Commercial Services & Supplies - 0.9%
Cintas Corp.	36,844	25,800,380
Republic Services, Inc.	156,594	30,432,478
Rollins, Inc.	265,528	12,955,111
Tetra Tech, Inc.	11,490	2,349,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2024

Investments	Shares	Value
Waste Management, Inc.	251,665	$53,690,211
Total Commercial Services & Supplies		125,227,655
Communications Equipment - 2.1%
Cisco Systems, Inc.	5,130,347	243,742,786
Motorola Solutions, Inc.	77,538	29,933,545
Total Communications Equipment		273,676,331
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	7,757	2,359,059
Quanta Services, Inc.	23,914	6,076,308
Total Construction & Engineering		8,435,367
Construction Materials - 0.2%
Eagle Materials, Inc.	9,815	2,134,370
Martin Marietta Materials, Inc.	15,053	8,155,715
Vulcan Materials Co.	38,169	9,491,867
Total Construction Materials		19,781,952
Consumer Finance - 1.6%
Ally Financial, Inc.	431,303	17,109,790
American Express Co.	391,700	90,698,135
Capital One Financial Corp.	303,032	41,954,780
Discover Financial Services	262,712	34,365,357
FirstCash Holdings, Inc.	18,551	1,945,629
OneMain Holdings, Inc.	194,308	9,421,995
Synchrony Financial	456,205	21,528,314
Total Consumer Finance		217,024,000
Consumer Staples Distribution & Retail - 1.6%
Casey's General Stores, Inc.	8,047	3,070,413
Costco Wholesale Corp.	107,526	91,396,025
Sysco Corp.	539,052	38,482,922
Target Corp.	550,345	81,473,074
Total Consumer Staples Distribution & Retail		214,422,434
Containers & Packaging - 0.2%
Avery Dennison Corp.	47,281	10,337,991
Ball Corp.	164,237	9,857,505
Berry Global Group, Inc.	66,084	3,889,043
Sealed Air Corp.	106,097	3,691,114
Total Containers & Packaging		27,775,653
Distributors - 0.3%
Genuine Parts Co.	155,626	21,526,188
LKQ Corp.	302,384	12,576,151
Pool Corp.	13,024	4,002,666
Total Distributors		38,105,005
Electric Utilities - 0.1%
NRG Energy, Inc.	247,583	19,276,812
Electrical Equipment - 0.3%
Hubbell, Inc.	32,143	11,747,624
Rockwell Automation, Inc.	74,949	20,631,961
Vertiv Holdings Co.	67,159	5,813,954
Total Electrical Equipment		38,193,539
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	444,588	29,951,893
Avnet, Inc.	83,629	4,306,057
Badger Meter, Inc.	2,505	466,807
CDW Corp.	53,839	12,051,322
Jabil, Inc.	19,534	2,125,104
Littelfuse, Inc.	5,470	1,398,077
Vontier Corp.	43,173	1,649,209
Total Electronic Equipment, Instruments & Components		51,948,469
Energy Equipment & Services - 0.4%
Baker Hughes Co.	946,054	33,272,719
ChampionX Corp.	65,694	2,181,698
Halliburton Co.	673,973	22,766,808
Total Energy Equipment & Services		58,221,225
Entertainment - 0.0%
TKO Group Holdings, Inc.	21,918	2,366,925
Financial Services - 1.9%
Equitable Holdings, Inc.	353,373	14,438,821
Jack Henry & Associates, Inc.	26,669	4,427,587
Mastercard, Inc., Class A	201,723	88,992,119
PennyMac Financial Services, Inc.	14,631	1,384,092
Visa, Inc., Class A	507,627	133,236,859
Voya Financial, Inc.	84,295	5,997,589
Total Financial Services		248,477,067
Food Products - 0.2%
Hershey Co.	143,170	26,318,941
Lamb Weston Holdings, Inc.(a)	60,251	5,065,904
Total Food Products		31,384,845
Gas Utilities - 0.0%
National Fuel Gas Co.	100,485	5,445,282
Ground Transportation - 1.6%
CSX Corp.	1,006,130	33,655,048
JB Hunt Transport Services, Inc.	37,330	5,972,800
Landstar System, Inc.	21,808	4,023,140
Norfolk Southern Corp.	203,952	43,786,455
Old Dominion Freight Line, Inc.	33,338	5,887,491
Schneider National, Inc., Class B	69,285	1,673,926
Union Pacific Corp.	541,643	122,552,145
Total Ground Transportation		217,551,005
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	1,268,944	131,855,971
ResMed, Inc.	53,813	10,300,884
Stryker Corp.	148,866	50,651,657
Total Health Care Equipment & Supplies		192,808,512
Health Care Providers & Services - 3.4%
Chemed Corp.	2,948	1,599,526
Cigna Group	221,058	73,075,143
Elevance Health, Inc.	108,767	58,936,487
Encompass Health Corp.	34,765	2,982,489
HCA Healthcare, Inc.	97,283	31,255,082
Humana, Inc.	33,176	12,396,212
Labcorp Holdings, Inc.	34,699	7,061,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2024

Investments	Shares	Value
McKesson Corp.	26,966	$15,749,223
UnitedHealth Group, Inc.	487,271	248,147,629
Universal Health Services, Inc., Class B	13,684	2,530,582
Total Health Care Providers & Services		453,733,967
Hotels, Restaurants & Leisure - 3.0%
Aramark	105,742	3,597,343
Boyd Gaming Corp.	53,285	2,936,004
Churchill Downs, Inc.	15,858	2,213,777
Darden Restaurants, Inc.	139,412	21,095,824
Domino's Pizza, Inc.	15,477	7,991,239
Hilton Worldwide Holdings, Inc.	50,415	11,000,553
Hyatt Hotels Corp., Class A	10,410	1,581,487
Las Vegas Sands Corp.	583,637	25,825,937
Marriott International, Inc., Class A	114,557	27,696,446
McDonald's Corp.	657,247	167,492,825
Starbucks Corp.	1,091,175	84,947,974
Texas Roadhouse, Inc.	48,284	8,290,846
Wendy's Co.	417,679	7,083,836
Wyndham Hotels & Resorts, Inc.	60,526	4,478,924
Yum! Brands, Inc.	207,138	27,437,499
Total Hotels, Restaurants & Leisure		403,670,514
Household Durables - 0.3%
DR Horton, Inc.	114,634	16,155,370
Installed Building Products, Inc.	7,020	1,443,874
Lennar Corp., Class A	108,880	16,317,845
Lennar Corp., Class B	9,461	1,319,147
PulteGroup, Inc.	69,090	7,606,809
Total Household Durables		42,843,045
Household Products - 4.0%
Colgate-Palmolive Co.	778,966	75,590,861
Kimberly-Clark Corp.	468,562	64,755,268
Procter & Gamble Co.	2,295,635	378,596,124
Reynolds Consumer Products, Inc.	258,394	7,229,864
Total Household Products		526,172,117
Independent Power & Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	25,621	1,837,026
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	540,652	115,450,828
Insurance - 2.3%
American International Group, Inc.	582,604	43,252,521
Arthur J Gallagher & Co.	74,107	19,216,686
Erie Indemnity Co., Class A	26,414	9,572,434
Fidelity National Financial, Inc.	413,108	20,415,797
First American Financial Corp.	138,845	7,490,688
Hartford Financial Services Group, Inc.	270,013	27,147,107
Kinsale Capital Group, Inc.	3,356	1,293,000
Marsh & McLennan Cos., Inc.	275,866	58,130,484
Primerica, Inc.	16,053	3,797,819
Principal Financial Group, Inc.	343,503	26,947,810
Progressive Corp.	104,651	21,737,059
RLI Corp.	32,516	4,574,676
Selective Insurance Group, Inc.	35,110	3,294,371
Travelers Cos., Inc.	191,127	38,863,764
WR Berkley Corp.	171,159	13,449,674
Total Insurance		299,183,890
Interactive Media & Services - 4.3%
Alphabet, Inc., Class A	1,115,809	203,244,609
Alphabet, Inc., Class C	1,063,369	195,043,142
Meta Platforms, Inc., Class A	346,911	174,919,465
Total Interactive Media & Services		573,207,216
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	70,211	9,101,452
Bio-Techne Corp.	29,204	2,092,467
Bruker Corp.	27,448	1,751,457
West Pharmaceutical Services, Inc.	14,006	4,613,436
Total Life Sciences Tools & Services		17,558,812
Machinery - 1.3%
Allison Transmission Holdings, Inc.	46,170	3,504,303
Donaldson Co., Inc.	64,830	4,639,235
Dover Corp.	76,308	13,769,779
Federal Signal Corp.	7,807	653,212
Flowserve Corp.	99,991	4,809,567
Graco, Inc.	63,247	5,014,222
Illinois Tool Works, Inc.	264,437	62,660,992
ITT, Inc.	29,896	3,861,965
Lincoln Electric Holdings, Inc.	28,371	5,351,905
Nordson Corp.	26,311	6,102,573
Otis Worldwide Corp.	245,783	23,659,072
Parker-Hannifin Corp.	65,342	33,050,637
Toro Co.	72,904	6,817,253
Total Machinery		173,894,715
Media - 0.1%
Nexstar Media Group, Inc.	53,876	8,943,955
Metals & Mining - 0.0%
Royal Gold, Inc.	24,290	3,040,136
Oil, Gas & Consumable Fuels - 3.2%
Civitas Resources, Inc.	172,719	11,917,611
ConocoPhillips	979,061	111,984,997
Diamondback Energy, Inc.	154,495	30,928,354
EOG Resources, Inc.	974,530	122,664,091
EQT Corp.(a)	199,688	7,384,462
Equitrans Midstream Corp.	651,337	8,454,354
Hess Corp.	148,355	21,885,330
Magnolia Oil & Gas Corp., Class A	154,984	3,927,295
Marathon Oil Corp.	419,753	12,034,318
Matador Resources Co.	62,185	3,706,226
Murphy Oil Corp.	175,575	7,240,713
New Fortress Energy, Inc.(a)	84,419	1,855,530
Occidental Petroleum Corp.	471,678	29,729,864
Ovintiv, Inc.	284,116	13,316,517
Permian Resources Corp.	254,500	4,110,175
Range Resources Corp.	80,871	2,711,605
SM Energy Co.	68,595	2,965,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2024

Investments	Shares	Value
Targa Resources Corp.	185,123	$23,840,140
Texas Pacific Land Corp.	6,559	4,816,077
Total Oil, Gas & Consumable Fuels		425,473,021
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	29,234	2,406,835
Personal Care Products - 0.0%
Inter Parfums, Inc.	12,683	1,471,609
Pharmaceuticals - 5.2%
Eli Lilly & Co.	273,874	247,960,042
Johnson & Johnson	2,847,042	416,123,659
Zoetis, Inc.	147,254	25,527,953
Total Pharmaceuticals		689,611,654
Professional Services - 1.6%
Automatic Data Processing, Inc.	391,580	93,466,230
Booz Allen Hamilton Holding Corp.	72,442	11,148,824
Broadridge Financial Solutions, Inc.	69,268	13,645,796
Concentrix Corp.(a)	21,219	1,342,738
Equifax, Inc.	29,750	7,213,185
Exponent, Inc.	17,475	1,662,222
Insperity, Inc.	24,258	2,212,572
ManpowerGroup, Inc.	78,005	5,444,749
Maximus, Inc.	27,648	2,369,434
Paychex, Inc.	390,995	46,356,367
Paycom Software, Inc.	18,054	2,582,444
Robert Half, Inc.	108,146	6,919,181
SS&C Technologies Holdings, Inc.	155,577	9,750,011
Verisk Analytics, Inc.	31,665	8,535,301
Total Professional Services		212,649,054
Semiconductors & Semiconductor Equipment - 12.4%
Amkor Technology, Inc.	85,636	3,427,153
Analog Devices, Inc.	361,832	82,591,772
Applied Materials, Inc.	264,675	62,460,653
Broadcom, Inc.	326,818	524,716,104
KLA Corp.	53,464	44,081,603
Lam Research Corp.	54,684	58,230,257
Monolithic Power Systems, Inc.	11,862	9,746,768
NVIDIA Corp.	3,571,858	441,267,337
Power Integrations, Inc.	311	21,829
QUALCOMM, Inc.	921,534	183,551,142
Skyworks Solutions, Inc.	146,030	15,563,877
Teradyne, Inc.	24,233	3,593,512
Texas Instruments, Inc.	1,126,221	219,083,771
Universal Display Corp.	13,835	2,908,809
Total Semiconductors & Semiconductor Equipment		1,651,244,587
Software - 9.8%
Bentley Systems, Inc., Class B	43,790	2,161,475
Dolby Laboratories, Inc., Class A	23,897	1,893,359
Gen Digital, Inc.	498,297	12,447,459
Intuit, Inc.	68,171	44,802,663
Microsoft Corp.	2,327,853	1,040,433,898
Oracle Corp.	1,393,319	196,736,643
Total Software		1,298,475,497
Specialized REITs - 0.2%
SBA Communications Corp.	49,728	9,761,607
Weyerhaeuser Co.	713,231	20,248,628
Total Specialized REITs		30,010,235
Specialty Retail - 4.0%
Academy Sports & Outdoors, Inc.	14,839	790,177
American Eagle Outfitters, Inc.	70,836	1,413,887
Best Buy Co., Inc.	335,629	28,290,168
Dick's Sporting Goods, Inc.	66,270	14,238,109
Home Depot, Inc.	1,031,887	355,216,781
Murphy USA, Inc.	3,748	1,759,536
Ross Stores, Inc.	130,443	18,955,977
TJX Cos., Inc.	680,409	74,913,031
Tractor Supply Co.	83,614	22,575,780
Williams-Sonoma, Inc.	43,985	12,420,044
Total Specialty Retail		530,573,490
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	3,180,475	669,871,645
HP, Inc.	1,341,968	46,995,719
NetApp, Inc.	151,769	19,547,847
Total Technology Hardware, Storage & Peripherals		736,415,211
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.	26,433	2,090,322
NIKE, Inc., Class B	642,705	48,440,676
PVH Corp.	12,054	1,276,157
Ralph Lauren Corp.	37,001	6,477,395
Tapestry, Inc.	372,421	15,935,894
Total Textiles, Apparel & Luxury Goods		74,220,444
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	10,433	2,024,002
Boise Cascade Co.	8,122	968,305
Fastenal Co.	469,454	29,500,490
MSC Industrial Direct Co., Inc., Class A	60,820	4,823,634
United Rentals, Inc.	32,159	20,798,190
Watsco, Inc.(a)	29,080	13,471,019
WESCO International, Inc.	10,485	1,662,082
WW Grainger, Inc.	17,074	15,404,846
Total Trading Companies & Distributors		88,652,568
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	751,014	132,313,647
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $10,639,771,164)		13,292,736,351
Other Assets less Liabilities - 0.1%		15,427,834
NET ASSETS - 100.0%		$13,308,164,185

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30,2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $23,945,411 and the total market value of the collateral held by the Fund was $24,604,815, which was entirely composed of non-cash U.S. Government securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$13,292,736,351	$—	$—	$13,292,736,351
Total Investments in Securities	$13,292,736,351	$—	$—	$13,292,736,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Growth Fund (QGRW)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
United States - 99.5%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc.*	1,454	$427,825
Air Freight & Logistics - 0.7%
United Parcel Service, Inc., Class B	23,425	3,205,711
Automobiles - 2.8%
Tesla, Inc.*	60,653	12,002,016
Beverages - 0.5%
Celsius Holdings, Inc.*	4,106	234,412
Monster Beverage Corp.*	41,338	2,064,833
Total Beverages		2,299,245
Biotechnology - 1.2%
Incyte Corp.*	3,812	231,084
Moderna, Inc.*	14,088	1,672,950
Neurocrine Biosciences, Inc.*	1,836	252,762
Vertex Pharmaceuticals, Inc.*	6,731	3,154,954
Total Biotechnology		5,311,750
Broadline Retail - 5.5%
Amazon.com, Inc.*	124,281	24,017,303
Building Products - 0.2%
Advanced Drainage Systems, Inc.	1,330	213,319
Builders FirstSource, Inc.*	2,122	293,706
Lennox International, Inc.	707	378,231
Total Building Products		885,256
Capital Markets - 2.4%
Ares Management Corp., Class A	11,902	1,586,299
Blackstone, Inc.	29,704	3,677,355
FactSet Research Systems, Inc.	696	284,156
LPL Financial Holdings, Inc.	1,345	375,658
Moody's Corp.	5,967	2,511,689
MSCI, Inc.	3,764	1,813,307
Total Capital Markets		10,248,464
Chemicals - 0.1%
Albemarle Corp.	2,240	213,965
Celanese Corp.	1,841	248,332
Total Chemicals		462,297
Commercial Services & Supplies - 0.6%
Copart, Inc.*	38,219	2,069,941
Rollins, Inc.	9,132	445,550
Total Commercial Services & Supplies		2,515,491
Communications Equipment - 0.7%
Arista Networks, Inc.*	9,322	3,267,174
Consumer Finance - 0.4%
Discover Financial Services	14,139	1,849,523
Distributors - 0.0%
Pool Corp.	654	200,994
Electrical Equipment - 0.4%
Vertiv Holdings Co.	18,660	1,615,396
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	37,452	2,523,141
Entertainment - 1.4%
Netflix, Inc.*	8,921	6,020,604
Financial Services - 4.5%
Block, Inc.*	28,987	1,869,372
Mastercard, Inc., Class A	18,136	8,000,878
Visa, Inc., Class A	37,471	9,835,013
Total Financial Services		19,705,263
Ground Transportation - 0.5%
JB Hunt Transport Services, Inc.	1,854	296,640
Old Dominion Freight Line, Inc.	10,395	1,835,757
Total Ground Transportation		2,132,397
Health Care Equipment & Supplies - 1.7%
Dexcom, Inc.*	16,744	1,898,435
IDEXX Laboratories, Inc.*	3,826	1,864,027
Intuitive Surgical, Inc.*	8,661	3,852,846
Total Health Care Equipment & Supplies		7,615,308
Health Care Providers & Services - 0.1%
Molina Healthcare, Inc.*	1,090	324,057
Health Care Technology - 0.4%
Veeva Systems, Inc., Class A*	9,289	1,699,980
Hotels, Restaurants & Leisure - 3.1%
Airbnb, Inc., Class A*	18,967	2,875,966
Booking Holdings, Inc.	869	3,442,544
Chipotle Mexican Grill, Inc.*	41,900	2,625,035
Domino's Pizza, Inc.	707	365,045
Starbucks Corp.	33,994	2,646,433
Yum! Brands, Inc.	13,256	1,755,890
Total Hotels, Restaurants & Leisure		13,710,913
Household Durables - 0.5%
DR Horton, Inc.	13,821	1,947,793
TopBuild Corp.*	529	203,808
Total Household Durables		2,151,601
Insurance - 0.1%
Erie Indemnity Co., Class A	794	287,746
Interactive Media & Services - 10.6%
Alphabet, Inc., Class A	155,824	28,383,341
Meta Platforms, Inc., Class A	31,958	16,113,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Growth Fund (QGRW)

June 30, 2024

Investments	Shares	Value
Pinterest, Inc., Class A*	40,785	$1,797,395
Total Interactive Media & Services		46,294,599
IT Services - 0.5%
Gartner, Inc.*	4,065	1,825,429
GoDaddy, Inc., Class A*	2,682	374,702
Total IT Services		2,200,131
Life Sciences Tools & Services - 0.8%
Mettler-Toledo International, Inc.*	1,181	1,650,554
West Pharmaceutical Services, Inc.	5,108	1,682,524
Total Life Sciences Tools & Services		3,333,078
Media - 0.5%
Trade Desk, Inc., Class A*	20,382	1,990,710
Oil, Gas & Consumable Fuels - 1.5%
Coterra Energy, Inc.	14,297	381,301
Devon Energy Corp.	36,646	1,737,020
Occidental Petroleum Corp.	35,157	2,215,946
Targa Resources Corp.	13,897	1,789,656
Texas Pacific Land Corp.	404	296,645
Total Oil, Gas & Consumable Fuels		6,420,568
Pharmaceuticals - 3.6%
Eli Lilly & Co.	17,357	15,714,681
Semiconductors & Semiconductor Equipment - 21.4%
Advanced Micro Devices, Inc.*	33,961	5,508,814
Applied Materials, Inc.	18,805	4,437,792
Broadcom, Inc.	8,149	13,083,464
Enphase Energy, Inc.*	2,337	233,022
Entegris, Inc.	2,558	346,353
KLA Corp.	3,731	3,076,247
Lam Research Corp.	3,363	3,581,091
Microchip Technology, Inc.	21,874	2,001,471
Monolithic Power Systems, Inc.	2,400	1,972,032
NVIDIA Corp.	394,247	48,705,274
ON Semiconductor Corp.*	23,348	1,600,505
QUALCOMM, Inc.	24,000	4,780,320
Texas Instruments, Inc.	21,197	4,123,453
Total Semiconductors & Semiconductor Equipment		93,449,838
Software - 19.4%
Adobe, Inc.*	9,800	5,444,292
AppLovin Corp., Class A*	19,976	1,662,403
Atlassian Corp., Class A*	12,155	2,149,976
Bentley Systems, Inc., Class B	5,836	288,065
Cadence Design Systems, Inc.*	8,453	2,601,411
Crowdstrike Holdings, Inc., Class A*	7,253	2,779,277
Datadog, Inc., Class A*	16,512	2,141,441
Dynatrace, Inc.*	5,133	229,651
Fair Isaac Corp.*	1,282	1,908,462
Fortinet, Inc.*	32,928	1,984,571
HubSpot, Inc.*	2,860	1,686,799
Intuit, Inc.	6,676	4,387,534
Manhattan Associates, Inc.*	1,047	258,274
Microsoft Corp.	105,198	47,018,246
Palo Alto Networks, Inc.*	9,497	3,219,578
ServiceNow, Inc.*	4,939	3,885,363
Synopsys, Inc.*	4,550	2,707,523
Total Software		84,352,866
Specialty Retail - 1.5%
AutoZone, Inc.*	727	2,154,901
O'Reilly Automotive, Inc.*	2,208	2,331,780
Tractor Supply Co.	6,291	1,698,570
Ulta Beauty, Inc.*	857	330,691
Total Specialty Retail		6,515,942
Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	215,406	45,368,812
Super Micro Computer, Inc.*	2,452	2,009,046
Total Technology Hardware, Storage & Peripherals		47,377,858
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	1,540	1,490,643
Total United States		433,620,369
South Korea - 0.4%
Broadline Retail - 0.4%
Coupang, Inc.*	86,935	1,821,288
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $370,332,816)		435,441,657
Other Assets less Liabilities - 0.1%		333,840
NET ASSETS - 100.0%		$435,775,497

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Growth Fund (QGRW)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$435,441,657	$—	$—	$435,441,657
Total Investments in Securities	$435,441,657	$—	$—	$435,441,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.8%
United States - 98.8%
Aerospace & Defense - 0.3%
Cadre Holdings, Inc.	67,460	$2,263,957
National Presto Industries, Inc.	34,321	2,578,537
Park Aerospace Corp.	104,394	1,428,110
Total Aerospace & Defense		6,270,604
Automobile Components - 1.4%
Dana, Inc.	339,111	4,110,025
LCI Industries(a)	64,529	6,671,008
Patrick Industries, Inc.(a)	62,158	6,747,251
Phinia, Inc.	143,563	5,650,640
Standard Motor Products, Inc.	67,764	1,879,096
Total Automobile Components		25,058,020
Automobiles - 0.1%
Winnebago Industries, Inc.(a)	50,342	2,728,536
Banks - 18.1%
1st Source Corp.	47,590	2,551,776
Amalgamated Financial Corp.	34,236	938,066
Amerant Bancorp, Inc.	34,012	772,072
Ameris Bancorp	58,511	2,946,029
Arrow Financial Corp.	16,742	436,129
Associated Banc-Corp.	393,466	8,321,806
Atlantic Union Bankshares Corp.	167,667	5,507,861
Banc of California, Inc.	203,486	2,600,551
BancFirst Corp.	47,335	4,151,280
Bank First Corp.	9,167	757,103
Bank of Hawaii Corp.(a)	93,794	5,365,955
Bank of Marin Bancorp	23,696	383,638
Bank7 Corp.	19,158	599,645
BankUnited, Inc.	146,570	4,290,104
Banner Corp.	65,429	3,247,896
Bar Harbor Bankshares	18,025	484,512
Berkshire Hills Bancorp, Inc.	73,947	1,685,992
Brookline Bancorp, Inc.	163,683	1,366,753
Burke & Herbert Financial Services Corp.	29,025	1,479,695
Byline Bancorp, Inc.	49,689	1,179,617
Cambridge Bancorp	8,029	554,001
Camden National Corp.	16,635	548,955
Capital Bancorp, Inc.	14,976	307,008
Capitol Federal Financial, Inc.	370,377	2,033,370
Cathay General Bancorp	210,903	7,955,261
Central Pacific Financial Corp.	45,318	960,742
Citizens & Northern Corp.	28,598	511,618
City Holding Co.	32,783	3,483,194
Civista Bancshares, Inc.	33,365	516,824
CNB Financial Corp.	42,927	876,140
Community Financial System, Inc.	109,062	5,148,817
Community Trust Bancorp, Inc.	57,631	2,516,169
ConnectOne Bancorp, Inc.	53,369	1,008,140
CVB Financial Corp.	318,669	5,493,854
Dime Community Bancshares, Inc.	72,247	1,473,839
Eagle Bancorp, Inc.	98,655	1,864,580
Eastern Bankshares, Inc.	322,993	4,515,442
Enterprise Financial Services Corp.	42,736	1,748,330
Equity Bancshares, Inc., Class A	19,982	703,366
Farmers National Banc Corp.	47,263	590,315
FB Financial Corp.	43,464	1,696,400
Fidelity D&D Bancorp, Inc.	4,460	195,348
Financial Institutions, Inc.	69,338	1,339,610
First Bancorp/Southern Pines NC	53,662	1,712,891
First Bancshares, Inc.	52,090	1,353,298
First Bank	32,909	419,261
First Busey Corp.	116,488	2,820,174
First Business Financial Services, Inc.	9,109	336,942
First Commonwealth Financial Corp.	188,832	2,607,770
First Community Bankshares, Inc.	40,024	1,474,484
First Financial Bancorp	340,022	7,555,289
First Financial Corp.	37,432	1,380,492
First Hawaiian, Inc.	360,503	7,484,042
First Internet Bancorp	7,055	190,626
First Interstate BancSystem, Inc., Class A	414,780	11,518,441
First Merchants Corp.	137,082	4,563,460
First Mid Bancshares, Inc.	26,586	874,148
First Northwest Bancorp	8,234	79,787
First of Long Island Corp.	69,933	700,729
Five Star Bancorp	27,526	650,990
Flushing Financial Corp.	68,032	894,621
FS Bancorp, Inc.	12,113	441,519
Fulton Financial Corp.	379,887	6,450,481
German American Bancorp, Inc.(a)	73,518	2,598,861
Great Southern Bancorp, Inc.	12,647	703,300
Guaranty Bancshares, Inc.	18,051	569,329
Hancock Whitney Corp.	125,327	5,994,390
Hanmi Financial Corp.	48,953	818,494
HarborOne Bancorp, Inc.	51,545	573,696
HBT Financial, Inc.	74,358	1,518,390
Heartland Financial USA, Inc.	73,592	3,271,164
Heritage Commerce Corp.	191,360	1,664,832
Heritage Financial Corp.	84,536	1,524,184
Hilltop Holdings, Inc.	63,630	1,990,346
Hope Bancorp, Inc.	352,459	3,785,410
Horizon Bancorp, Inc.	107,840	1,333,981
Independent Bank Corp.	124,682	5,412,549
Independent Bank Group, Inc.	78,517	3,574,094
International Bancshares Corp.	128,260	7,337,755
Investar Holding Corp.	21,240	327,096
Kearny Financial Corp.	139,822	859,905
Lakeland Financial Corp.	36,160	2,224,563
Live Oak Bancshares, Inc.	36,823	1,291,014
Macatawa Bank Corp.	54,690	798,474
Mercantile Bank Corp.	38,046	1,543,526
Metrocity Bankshares, Inc.	51,286	1,353,950
Middlefield Banc Corp.(a)	9,985	240,139
Midland States Bancorp, Inc.	40,899	926,362
National Bank Holdings Corp., Class A	58,982	2,303,247
NBT Bancorp, Inc.	82,223	3,173,808
Nicolet Bankshares, Inc.	12,335	1,024,298
Northeast Bank	4,723	287,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2024

Investments	Shares	Value
Northeast Community Bancorp, Inc.	18,407	$328,013
Northfield Bancorp, Inc.	109,358	1,036,714
Northrim BanCorp, Inc.	14,673	845,752
Northwest Bancshares, Inc.	484,885	5,600,422
OceanFirst Financial Corp.	164,927	2,620,690
Old Second Bancorp, Inc.	47,444	702,646
Orange County Bancorp, Inc.	3,912	206,867
Origin Bancorp, Inc.	16,808	533,150
Orrstown Financial Services, Inc.(a)	21,303	582,850
Pacific Premier Bancorp, Inc.	266,156	6,113,603
Park National Corp.(a)	29,749	4,234,473
Pathward Financial, Inc.	23,072	1,305,183
Peapack-Gladstone Financial Corp.	28,166	637,960
Peoples Bancorp, Inc.	137,123	4,113,690
Plumas Bancorp	6,890	247,902
Preferred Bank	34,817	2,628,335
Premier Financial Corp.	100,003	2,046,061
Primis Financial Corp.	61,307	642,497
Princeton Bancorp, Inc.	7,871	260,530
Provident Financial Services, Inc.	380,333	5,457,779
QCR Holdings, Inc.	13,189	791,340
Red River Bancshares, Inc.	6,294	302,049
Renasant Corp.	86,246	2,633,953
Republic Bancorp, Inc., Class A	34,872	1,869,488
S&T Bancorp, Inc.	78,812	2,631,533
Sandy Spring Bancorp, Inc.	139,245	3,392,008
Seacoast Banking Corp. of Florida	126,058	2,980,011
ServisFirst Bancshares, Inc.	54,580	3,448,910
Shore Bancshares, Inc.	50,809	581,763
Sierra Bancorp	32,667	731,087
Simmons First National Corp., Class A	322,858	5,675,844
SmartFinancial, Inc.	27,142	642,451
South Plains Financial, Inc.	13,769	371,763
Southern Missouri Bancorp, Inc.	12,375	556,999
Southern States Bancshares, Inc.	10,288	279,216
Southside Bancshares, Inc.	60,447	1,668,942
Stellar Bancorp, Inc.	32,749	751,917
Stock Yards Bancorp, Inc.	35,305	1,753,599
TFS Financial Corp.	1,248,770	15,759,477
Towne Bank	141,345	3,854,478
TriCo Bancshares	40,921	1,619,244
TrustCo Bank Corp.	47,336	1,361,857
Trustmark Corp.	116,853	3,510,264
UMB Financial Corp.	50,355	4,200,614
United Community Banks, Inc.	228,616	5,820,563
Unity Bancorp, Inc.	5,862	173,339
Veritex Holdings, Inc.	111,103	2,343,162
WaFd, Inc.	111,084	3,174,781
Washington Trust Bancorp, Inc.	62,128	1,702,928
WesBanco, Inc.	166,239	4,639,731
West BanCorp, Inc.(a)	30,947	553,951
Westamerica BanCorp	66,138	3,209,677
WSFS Financial Corp.	51,617	2,425,999
Total Banks		333,199,902
Beverages - 0.1%
MGP Ingredients, Inc.(a)	19,127	1,423,049
Broadline Retail - 1.3%
Kohl's Corp.(a)	595,350	13,687,096
Nordstrom, Inc.	522,122	11,079,429
Total Broadline Retail		24,766,525
Building Products - 1.0%
Apogee Enterprises, Inc.	63,046	3,961,495
AZZ, Inc.	39,185	3,027,041
CSW Industrials, Inc.	12,963	3,439,214
Griffon Corp.	79,296	5,063,843
Insteel Industries, Inc.	33,581	1,039,668
Quanex Building Products Corp.	53,256	1,472,528
Total Building Products		18,003,789
Capital Markets - 3.5%
BGC Group, Inc., Class A	338,727	2,811,434
Brightsphere Investment Group, Inc.	34,018	754,179
Cohen & Steers, Inc.(a)	147,870	10,729,447
Diamond Hill Investment Group, Inc.	6,341	892,496
GCM Grosvenor, Inc., Class A(a)	136,468	1,331,928
Moelis & Co., Class A	168,885	9,602,801
Oppenheimer Holdings, Inc., Class A	13,152	630,112
Piper Sandler Cos.	15,296	3,520,681
PJT Partners, Inc., Class A(a)	17,982	1,940,438
StepStone Group, Inc., Class A(a)	98,157	4,504,425
TPG, Inc.	203,791	8,447,137
Victory Capital Holdings, Inc., Class A	198,329	9,466,243
Virtu Financial, Inc., Class A	257,745	5,786,375
Virtus Investment Partners, Inc.	20,905	4,721,394
Total Capital Markets		65,139,090
Chemicals - 2.9%
AdvanSix, Inc.	82,962	1,901,489
Avient Corp.	185,359	8,090,921
Hawkins, Inc.	35,961	3,272,451
Innospec, Inc.	37,485	4,632,771
Koppers Holdings, Inc.	34,205	1,265,243
Kronos Worldwide, Inc.	629,438	7,899,447
Minerals Technologies, Inc.	29,670	2,467,357
Quaker Chemical Corp.	17,029	2,889,821
Scotts Miracle-Gro Co.(a)	161,772	10,524,886
Sensient Technologies Corp.	84,642	6,279,590
Stepan Co.	35,517	2,982,007
Valhi, Inc.(a)	109,130	1,945,788
Total Chemicals		54,151,771
Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	103,494	5,233,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2024

Investments	Shares	Value
ACCO Brands Corp.	446,869	$2,100,284
Acme United Corp.	14,884	521,982
ARC Document Solutions, Inc.	238,744	630,284
Aris Water Solutions, Inc., Class A	165,951	2,600,452
Brady Corp., Class A	81,878	5,405,586
Brink's Co.	54,481	5,578,854
Deluxe Corp.	204,448	4,591,902
Ennis, Inc.	146,534	3,207,629
HNI Corp.	111,703	5,028,869
Interface, Inc.	119,317	1,751,574
Matthews International Corp., Class A	81,532	2,042,377
MillerKnoll, Inc.	158,289	4,193,076
Pitney Bowes, Inc.	767,818	3,900,515
Steelcase, Inc., Class A	343,276	4,448,857
UniFirst Corp.	12,904	2,213,423
Vestis Corp.	121,544	1,486,483
VSE Corp.	24,411	2,155,003
Total Commercial Services & Supplies		57,090,842
Construction & Engineering - 0.7%
Arcosa, Inc.	39,320	3,279,681
Argan, Inc.	41,384	3,027,654
Granite Construction, Inc.	49,071	3,040,930
Primoris Services Corp.	60,562	3,021,438
Total Construction & Engineering		12,369,703
Construction Materials - 0.1%
U.S. Lime & Minerals, Inc.	6,512	2,371,540
Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	65,312	2,910,302
Navient Corp.	224,164	3,263,828
Nelnet, Inc., Class A	23,352	2,355,283
Regional Management Corp.	27,327	785,378
SLM Corp.	308,934	6,422,738
Total Consumer Finance		15,737,529
Consumer Staples Distribution & Retail - 0.9%
Andersons, Inc.	46,770	2,319,792
Ingles Markets, Inc., Class A	18,952	1,300,297
Natural Grocers by Vitamin Cottage, Inc.	110,917	2,351,440
PriceSmart, Inc.	37,386	3,035,743
SpartanNash Co.	120,513	2,260,824
Village Super Market, Inc., Class A	51,511	1,360,406
Weis Markets, Inc.	52,339	3,285,319
Total Consumer Staples Distribution & Retail		15,913,821
Containers & Packaging - 0.7%
Greif, Inc., Class A	79,203	4,551,797
Myers Industries, Inc.	143,805	1,924,111
Pactiv Evergreen, Inc.	422,638	4,784,262
TriMas Corp.	53,118	1,357,696
Total Containers & Packaging		12,617,866
Distributors - 0.1%
A-Mark Precious Metals, Inc.(a)	22,495	728,163
Weyco Group, Inc.	49,289	1,494,443
Total Distributors		2,222,606
Diversified Consumer Services - 0.8%
Carriage Services, Inc.	62,556	1,679,003
Graham Holdings Co., Class B	3,942	2,757,626
Perdoceo Education Corp.	199,162	4,266,050
Strategic Education, Inc.	49,567	5,485,084
Total Diversified Consumer Services		14,187,763
Diversified REITs - 1.5%
Alexander & Baldwin, Inc.	84,384	1,431,153
Alpine Income Property Trust, Inc.	17,859	277,886
American Assets Trust, Inc.	56,278	1,259,502
Armada Hoffler Properties, Inc.	59,795	663,126
Broadstone Net Lease, Inc.	761,678	12,087,830
CTO Realty Growth, Inc.(a)	49,291	860,621
Empire State Realty Trust, Inc., Class A	136,520	1,280,558
Essential Properties Realty Trust, Inc.	366,436	10,153,941
One Liberty Properties, Inc.	23,505	551,897
Total Diversified REITs		28,566,514
Diversified Telecommunication Services - 0.7%
ATN International, Inc.	52,472	1,196,362
Cogent Communications Holdings, Inc.(a)	178,640	10,082,442
Shenandoah Telecommunications Co.	68,592	1,120,107
Total Diversified Telecommunication Services		12,398,911
Electric Utilities - 2.1%
ALLETE, Inc.	236,433	14,741,598
Genie Energy Ltd., Class B	70,401	1,029,263
MGE Energy, Inc.(a)	86,053	6,429,880
Otter Tail Corp.(a)	93,955	8,229,518
PNM Resources, Inc.	207,054	7,652,716
Total Electric Utilities		38,082,975
Electrical Equipment - 0.9%
Allient, Inc.	31,252	789,738
Encore Wire Corp.	14,002	4,058,200
EnerSys	47,362	4,902,914
LSI Industries, Inc.	112,198	1,623,505
Powell Industries, Inc.	23,296	3,340,646
Preformed Line Products Co.	10,251	1,276,660
Total Electrical Equipment		15,991,663
Electronic Equipment, Instruments & Components - 1.6%
Advanced Energy Industries, Inc.(a)	32,561	3,541,334
Bel Fuse, Inc., Class B	22,523	1,469,401
Belden, Inc.	34,646	3,249,795
Benchmark Electronics, Inc.	97,144	3,833,302
Climb Global Solutions, Inc.	20,927	1,314,425
Crane NXT Co.	72,027	4,423,898
CTS Corp.	35,262	1,785,315
Methode Electronics, Inc.	81,128	839,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2024

Investments	Shares	Value
Napco Security Technologies, Inc.	54,653	$2,839,223
PC Connection, Inc.	26,637	1,710,096
Richardson Electronics Ltd.	61,300	728,857
Vishay Intertechnology, Inc.	178,284	3,975,733
Total Electronic Equipment, Instruments & Components		29,711,054
Energy Equipment & Services - 3.0%
Archrock, Inc.	641,831	12,977,823
Atlas Energy Solutions, Inc.(a)	226,511	4,514,364
Cactus, Inc., Class A	90,216	4,757,992
Core Laboratories, Inc.(a)	70,250	1,425,373
Helmerich & Payne, Inc.(a)	193,580	6,995,981
Kodiak Gas Services, Inc.(a)	391,819	10,680,986
Liberty Energy, Inc.(a)	269,726	5,634,576
Ranger Energy Services, Inc.	120,542	1,268,102
RPC, Inc.(a)	428,784	2,679,900
Select Water Solutions, Inc.	344,719	3,688,493
Solaris Oilfield Infrastructure, Inc., Class A	157,150	1,348,347
Total Energy Equipment & Services		55,971,937
Entertainment - 0.1%
Marcus Corp.	126,008	1,432,711
Financial Services - 0.8%
Alerus Financial Corp.	45,067	883,764
Cass Information Systems, Inc.	17,066	683,834
Federal Agricultural Mortgage Corp., Class C	17,950	3,245,719
Merchants Bancorp	37,974	1,539,466
NewtekOne, Inc.	86,658	1,089,291
UWM Holdings Corp.(a)	289,019	2,002,902
Walker & Dunlop, Inc.	47,524	4,666,857
Total Financial Services		14,111,833
Food Products - 1.6%
Alico, Inc.	37,446	970,226
B&G Foods, Inc.	397,389	3,210,903
Cal-Maine Foods, Inc.	35,479	2,168,122
Calavo Growers, Inc.	56,050	1,272,335
J & J Snack Foods Corp.	35,113	5,701,298
John B Sanfilippo & Son, Inc.	37,751	3,668,265
Limoneira Co.	73,171	1,522,688
Tootsie Roll Industries, Inc.	68,535	2,095,115
Utz Brands, Inc.	165,009	2,745,750
WK Kellogg Co.	374,292	6,160,846
Total Food Products		29,515,548
Gas Utilities - 1.6%
Chesapeake Utilities Corp.	39,138	4,156,456
Northwest Natural Holding Co.	132,252	4,775,620
ONE Gas, Inc.	158,528	10,122,013
RGC Resources, Inc.	51,836	1,060,046
Spire, Inc.	164,669	10,000,348
Total Gas Utilities		30,114,483
Ground Transportation - 0.9%
ArcBest Corp.	20,835	2,231,012
Covenant Logistics Group, Inc.	31,865	1,570,626
FTAI Infrastructure, Inc.(a)	458,801	3,959,452
Heartland Express, Inc.	105,049	1,295,254
Marten Transport Ltd.	115,802	2,136,547
Universal Logistics Holdings, Inc.	71,966	2,921,100
Werner Enterprises, Inc.	76,749	2,749,917
Total Ground Transportation		16,863,908
Health Care Equipment & Supplies - 0.6%
Atrion Corp.(a)	6,385	2,888,766
CONMED Corp.	25,664	1,779,028
Embecta Corp.	165,762	2,072,025
LeMaitre Vascular, Inc.	33,374	2,746,013
Utah Medical Products, Inc.	16,578	1,107,576
Total Health Care Equipment & Supplies		10,593,408
Health Care Providers & Services - 1.6%
National HealthCare Corp.	48,224	5,227,481
National Research Corp.	50,023	1,148,028
Patterson Cos., Inc.	256,658	6,190,591
Premier, Inc., Class A(a)	331,895	6,196,480
Select Medical Holdings Corp.	205,028	7,188,282
U.S. Physical Therapy, Inc.	28,777	2,659,570
Total Health Care Providers & Services		28,610,432
Health Care REITs - 1.5%
CareTrust REIT, Inc.	160,419	4,026,517
Community Healthcare Trust, Inc.	28,889	675,714
Diversified Healthcare Trust	173,456	529,041
Global Medical REIT, Inc.	76,296	692,768
LTC Properties, Inc.	63,698	2,197,581
National Health Investors, Inc.	137,657	9,323,508
Sabra Health Care REIT, Inc.	693,239	10,675,880
Total Health Care REITs		28,121,009
Health Care Technology - 0.2%
HealthStream, Inc.	50,520	1,409,508
Simulations Plus, Inc.(a)	34,858	1,694,796
Total Health Care Technology		3,104,304
Hotel & Resort REITs - 0.6%
Chatham Lodging Trust	60,519	515,622
DiamondRock Hospitality Co.	169,726	1,434,185
Park Hotels & Resorts, Inc.	180,952	2,710,661
Pebblebrook Hotel Trust	99,284	1,365,155
RLJ Lodging Trust	132,383	1,274,848
Service Properties Trust(a)	282,359	1,451,325
Sunstone Hotel Investors, Inc.	173,666	1,816,547
Xenia Hotels & Resorts, Inc.	89,640	1,284,541
Total Hotel & Resort REITs		11,852,884
Hotels, Restaurants & Leisure - 2.9%
Bloomin' Brands, Inc.(a)	243,535	4,683,178
Cheesecake Factory, Inc.	132,655	5,212,015
Cracker Barrel Old Country Store, Inc.	105,236	4,436,750
Dine Brands Global, Inc.	65,779	2,381,200
Jack in the Box, Inc.	40,067	2,041,013
Krispy Kreme, Inc.	186,701	2,008,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2024

Investments	Shares	Value
Marriott Vacations Worldwide Corp.	98,315	$8,584,866
Monarch Casino & Resort, Inc.	49,899	3,399,619
Nathan's Famous, Inc.	20,698	1,402,910
Papa John's International, Inc.(a)	65,045	3,055,814
RCI Hospitality Holdings, Inc.(a)	21,152	921,381
Red Rock Resorts, Inc., Class A	100,351	5,512,280
Travel & Leisure Co.	240,116	10,800,418
Total Hotels, Restaurants & Leisure		54,440,347
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	40,272	572,265
Century Communities, Inc.	39,184	3,199,766
Ethan Allen Interiors, Inc.	120,009	3,347,051
Hamilton Beach Brands Holding Co., Class A	54,487	936,632
Hooker Furnishings Corp.	44,298	641,435
La-Z-Boy, Inc.	81,833	3,050,734
Leggett & Platt, Inc.	633,247	7,257,011
Lifetime Brands, Inc.	118,075	1,014,264
Worthington Enterprises, Inc.	126,274	5,976,548
Total Household Durables		25,995,706
Household Products - 0.9%
Energizer Holdings, Inc.	196,066	5,791,789
Oil-Dri Corp. of America	24,720	1,584,305
Spectrum Brands Holdings, Inc.	61,560	5,289,851
WD-40 Co.	20,383	4,476,922
Total Household Products		17,142,867
Industrial REITs - 0.6%
Innovative Industrial Properties, Inc.	67,402	7,361,646
LXP Industrial Trust	343,024	3,128,379
Plymouth Industrial REIT, Inc.	33,095	707,571
Total Industrial REITs		11,197,596
Insurance - 1.8%
AMERISAFE, Inc.	105,497	4,630,263
CNO Financial Group, Inc.	126,153	3,496,961
Donegal Group, Inc., Class A	51,302	660,770
Employers Holdings, Inc.	46,792	1,994,743
HCI Group, Inc.	7,944	732,199
Horace Mann Educators Corp.	73,444	2,395,743
Investors Title Co.	5,311	956,671
Kemper Corp.	85,298	5,060,730
Mercury General Corp.	86,423	4,592,518
National Western Life Group, Inc., Class A	2,960	1,470,942
Safety Insurance Group, Inc.	31,364	2,353,241
Stewart Information Services Corp.	46,790	2,904,723
Tiptree, Inc.	35,102	578,832
United Fire Group, Inc.	22,891	491,928
Universal Insurance Holdings, Inc.	62,638	1,175,089
Total Insurance		33,495,353
Interactive Media & Services - 0.2%
Shutterstock, Inc.(a)	73,912	2,860,394
IT Services - 0.2%
CSP, Inc.	45,553	678,740
Hackett Group, Inc.	97,139	2,109,859
Information Services Group, Inc.	126,648	372,345
Total IT Services		3,160,944
Leisure Products - 0.5%
Clarus Corp.(a)	179,424	1,207,524
Escalade, Inc.	68,512	944,780
Johnson Outdoors, Inc., Class A	26,002	909,550
Marine Products Corp.	172,926	1,746,553
Smith & Wesson Brands, Inc.	165,010	2,366,243
Sturm Ruger & Co., Inc.(a)	40,978	1,706,734
Total Leisure Products		8,881,384
Life Sciences Tools & Services - 0.1%
Mesa Laboratories, Inc.(a)	11,946	1,036,554
Machinery - 4.4%
Alamo Group, Inc.	10,833	1,874,109
Albany International Corp., Class A	33,170	2,801,206
Astec Industries, Inc.(a)	52,560	1,558,930
Columbus McKinnon Corp.	48,771	1,684,550
Douglas Dynamics, Inc.	94,741	2,216,939
Eastern Co.	36,146	920,639
Enerpac Tool Group Corp.	49,054	1,872,882
Enpro, Inc.	24,253	3,530,509
ESCO Technologies, Inc.	21,620	2,270,965
Gorman-Rupp Co.	68,698	2,521,904
Greenbrier Cos., Inc.	81,989	4,062,555
Helios Technologies, Inc.	44,768	2,137,672
Hillenbrand, Inc.	115,158	4,608,623
Hurco Cos., Inc.	39,688	605,639
Hyster-Yale, Inc.	51,292	3,576,591
John Bean Technologies Corp.	28,673	2,723,075
Kadant, Inc.	9,412	2,765,057
Kennametal, Inc.	196,017	4,614,240
Lindsay Corp.	16,310	2,004,173
Miller Industries, Inc.	45,468	2,501,649
Mueller Water Products, Inc., Class A	250,928	4,496,630
Omega Flex, Inc.	22,254	1,141,185
Park-Ohio Holdings Corp.	54,968	1,423,121
REV Group, Inc.	109,527	2,726,127
Shyft Group, Inc.	137,500	1,630,750
Standex International Corp.	16,853	2,715,861
Tennant Co.	32,647	3,213,771
Terex Corp.	71,514	3,921,828
Trinity Industries, Inc.	233,383	6,982,819
Twin Disc, Inc.	67,664	797,082
Wabash National Corp.	84,033	1,835,281
Total Machinery		81,736,362
Marine Transportation - 0.3%
Matson, Inc.	37,483	4,909,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2024

Investments	Shares	Value
Media - 1.3%
Cable One, Inc.	9,685	$3,428,490
Entravision Communications Corp., Class A	427,572	867,971
Gray Television, Inc.	267,338	1,390,158
John Wiley & Sons, Inc., Class A	157,936	6,427,995
Saga Communications, Inc., Class A	33,116	521,577
Scholastic Corp.	62,962	2,233,262
Sinclair, Inc.	218,307	2,910,032
TEGNA, Inc.(a)	420,458	5,861,185
Townsquare Media, Inc., Class A	68,508	750,848
Total Media		24,391,518
Metals & Mining - 1.9%
Arch Resources, Inc.	15,463	2,353,932
Carpenter Technology Corp.	59,639	6,535,242
Compass Minerals International, Inc.(a)	89,506	924,597
Haynes International, Inc.	37,177	2,182,290
Hecla Mining Co.	540,398	2,620,930
Kaiser Aluminum Corp.	66,072	5,807,729
Materion Corp.	18,560	2,006,893
Mesabi Trust(a)	68,037	1,172,277
Olympic Steel, Inc.	26,950	1,208,168
Radius Recycling, Inc.(a)	91,258	1,393,510
Ramaco Resources, Inc., Class A	130,709	1,627,327
Ryerson Holding Corp.	83,320	1,624,740
SunCoke Energy, Inc.	310,516	3,043,057
Warrior Met Coal, Inc.	41,600	2,611,232
Total Metals & Mining		35,111,924
Multi-Utilities - 1.8%
Avista Corp.	260,815	9,026,807
Black Hills Corp.	197,935	10,763,705
Northwestern Energy Group, Inc.	189,143	9,472,282
Unitil Corp.	68,920	3,569,367
Total Multi-Utilities		32,832,161
Office REITs - 1.4%
COPT Defense Properties	212,305	5,313,994
Cousins Properties, Inc.	249,840	5,783,796
Douglas Emmett, Inc.	132,998	1,770,203
Easterly Government Properties, Inc.(a)	105,791	1,308,635
JBG SMITH Properties	91,552	1,394,337
Paramount Group, Inc.	189,141	875,723
Peakstone Realty Trust	28,205	298,973
Postal Realty Trust, Inc., Class A	39,812	530,694
SL Green Realty Corp.	158,116	8,955,690
Total Office REITs		26,232,045
Oil, Gas & Consumable Fuels - 5.9%
Berry Corp.	421,051	2,719,990
California Resources Corp.	162,798	8,664,110
Crescent Energy Co., Class A	309,199	3,664,008
CVR Energy, Inc.(a)	542,890	14,533,165
Delek U.S. Holdings, Inc.	172,377	4,268,055
Evolution Petroleum Corp.(a)	155,946	821,836
Excelerate Energy, Inc., Class A	75,143	1,385,637
FutureFuel Corp.	231,714	1,188,693
Granite Ridge Resources, Inc.	761,619	4,821,048
HighPeak Energy, Inc.(a)	123,199	1,732,178
Kinetik Holdings, Inc.	271,973	11,270,561
NACCO Industries, Inc., Class A	31,572	873,597
Northern Oil & Gas, Inc.	277,643	10,319,990
Peabody Energy Corp.	139,951	3,095,716
PHX Minerals, Inc.	200,701	654,285
Riley Exploration Permian, Inc.	105,569	2,988,658
SandRidge Energy, Inc.	144,273	1,865,450
Sitio Royalties Corp., Class A	470,943	11,118,964
VAALCO Energy, Inc.	538,807	3,378,320
Viper Energy, Inc.	301,942	11,331,883
Vitesse Energy, Inc.	158,718	3,761,617
Voc Energy Trust	88,328	424,858
W&T Offshore, Inc.	554,188	1,185,962
World Kinect Corp.	139,584	3,601,267
Total Oil, Gas & Consumable Fuels		109,669,848
Paper & Forest Products - 0.4%
Sylvamo Corp.	103,164	7,077,050
Passenger Airlines - 0.3%
Allegiant Travel Co.(a)	52,775	2,650,888
Spirit Airlines, Inc.(a)	614,714	2,249,853
Total Passenger Airlines		4,900,741
Personal Care Products - 0.3%
Edgewell Personal Care Co.	81,195	3,263,227
Nu Skin Enterprises, Inc., Class A	238,672	2,515,603
Total Personal Care Products		5,778,830
Pharmaceuticals - 1.6%
Organon & Co.	1,406,749	29,119,704
Phibro Animal Health Corp., Class A	42,830	718,259
Total Pharmaceuticals		29,837,963
Professional Services - 1.3%
Barrett Business Services, Inc.	65,641	2,151,056
CRA International, Inc.	19,118	3,292,502
CSG Systems International, Inc.	79,829	3,286,560
Heidrick & Struggles International, Inc.	66,476	2,099,312
HireQuest, Inc.	63,672	786,349
ICF International, Inc.	15,348	2,278,564
Kelly Services, Inc., Class A	80,165	1,716,333
Kforce, Inc.	50,880	3,161,174
Korn Ferry	60,660	4,072,712
Resources Connection, Inc.	126,136	1,392,542
Total Professional Services		24,237,104
Real Estate Management & Development - 0.6%
DigitalBridge Group, Inc.	147,884	2,026,011
eXp World Holdings, Inc.(a)	126,112	1,423,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2024

Investments	Shares	Value
Kennedy-Wilson Holdings, Inc.	183,203	$1,780,733
Marcus & Millichap, Inc.	32,533	1,025,440
Newmark Group, Inc., Class A	129,081	1,320,499
RMR Group, Inc., Class A	18,765	424,089
St. Joe Co.	47,806	2,614,988
Total Real Estate Management & Development		10,614,934
Residential REITs - 0.4%
BRT Apartments Corp.	35,991	628,763
Centerspace	14,656	991,185
Independence Realty Trust, Inc.	194,636	3,647,478
UMH Properties, Inc.	77,230	1,234,908
Veris Residential, Inc.	76,160	1,142,400
Total Residential REITs		7,644,734
Retail REITs - 1.4%
Acadia Realty Trust	88,622	1,588,106
Alexander's, Inc.	12,019	2,702,592
CBL & Associates Properties, Inc.(a)	33,008	771,727
Getty Realty Corp.	70,431	1,877,690
InvenTrust Properties Corp.	51,214	1,268,059
Macerich Co.	221,664	3,422,492
NETSTREIT Corp.(a)	71,135	1,145,274
Retail Opportunity Investments Corp.	103,454	1,285,933
Saul Centers, Inc.	25,663	943,629
SITE Centers Corp.	256,176	3,714,552
Tanger, Inc.	136,527	3,701,247
Urban Edge Properties	96,028	1,773,637
Whitestone REIT	68,981	918,137
Total Retail REITs		25,113,075
Semiconductors & Semiconductor Equipment - 0.1%
NVE Corp.	24,666	1,842,304
Software - 1.0%
A10 Networks, Inc.	161,329	2,234,407
Adeia, Inc.	248,297	2,777,202
American Software, Inc., Class A	158,773	1,449,597
Clear Secure, Inc., Class A	138,690	2,594,890
InterDigital, Inc.	44,429	5,178,644
Progress Software Corp.	52,486	2,847,890
ReposiTrak, Inc.	78,875	1,205,999
Total Software		18,288,629
Specialized REITs - 1.8%
EPR Properties	340,332	14,287,137
Farmland Partners, Inc.	43,614	502,869
Four Corners Property Trust, Inc.	78,786	1,943,651
Gladstone Land Corp.	36,495	499,617
National Storage Affiliates Trust	314,619	12,968,595
PotlatchDeltic Corp.	67,057	2,641,375
Safehold, Inc.	65,912	1,271,443
Total Specialized REITs		34,114,687
Specialty Retail - 2.3%
Aaron's Co., Inc.	105,720	1,055,086
Arko Corp.	230,325	1,444,138
Buckle, Inc.	178,628	6,598,518
Caleres, Inc.	66,685	2,240,616
Camping World Holdings, Inc., Class A(a)	109,658	1,958,492
Cato Corp., Class A	90,991	504,090
Designer Brands, Inc., Class A(a)	198,234	1,353,938
Guess?, Inc.	219,112	4,469,885
Haverty Furniture Cos., Inc.	77,281	1,954,436
Hibbett, Inc.	29,009	2,529,875
Monro, Inc.	101,740	2,427,516
Shoe Carnival, Inc.	76,903	2,836,952
Sonic Automotive, Inc., Class A	53,874	2,934,517
Upbound Group, Inc.	180,063	5,527,934
Winmark Corp.	11,143	3,929,356
Total Specialty Retail		41,765,349
Technology Hardware, Storage & Peripherals - 0.5%
Immersion Corp.	184,994	1,740,794
Xerox Holdings Corp.	714,776	8,305,697
Total Technology Hardware, Storage & Peripherals		10,046,491
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.	151,395	9,381,948
Kontoor Brands, Inc.	137,807	9,115,933
Lakeland Industries, Inc.	38,369	880,185
Movado Group, Inc.	64,692	1,608,243
Oxford Industries, Inc.	38,847	3,890,527
Rocky Brands, Inc.(a)	35,971	1,329,488
Steven Madden Ltd.	166,185	7,029,626
Superior Group of Cos., Inc.	73,007	1,380,562
Wolverine World Wide, Inc.	324,809	4,391,418
Total Textiles, Apparel & Luxury Goods		39,007,930
Tobacco - 0.9%
Turning Point Brands, Inc.	64,307	2,063,611
Universal Corp.	120,584	5,810,943
Vector Group Ltd.	816,947	8,635,130
Total Tobacco		16,509,684
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc.(a)	138,253	1,111,554
Global Industrial Co.	99,276	3,113,295
H&E Equipment Services, Inc.	71,463	3,156,521
Herc Holdings, Inc.	42,888	5,716,541
Karat Packaging, Inc.	95,728	2,831,634
McGrath RentCorp	36,900	3,931,695
Rush Enterprises, Inc., Class A	131,879	5,521,774
Rush Enterprises, Inc., Class B	29,070	1,140,707
Total Trading Companies & Distributors		26,523,721
Water Utilities - 1.1%
American States Water Co.	79,138	5,743,045
Artesian Resources Corp., Class A	37,073	1,303,487
California Water Service Group	85,985	4,169,412
Global Water Resources, Inc.	119,038	1,440,360
Middlesex Water Co.	37,657	1,967,955
SJW Group	74,391	4,033,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2024

Investments	Shares	Value
York Water Co.	50,506	$1,873,267
Total Water Utilities		20,531,006
Wireless Telecommunication Services - 0.4%
Spok Holdings, Inc.	116,989	1,732,607
Telephone & Data Systems, Inc.	289,863	6,008,860
Total Wireless Telecommunication Services		7,741,467
Total United States		1,822,966,381
Puerto Rico - 0.8%
Banks - 0.7%
First BanCorp	509,650	9,321,499
OFG Bancorp	89,629	3,356,606
Total Banks		12,678,105
Financial Services - 0.1%
EVERTEC, Inc.	50,948	1,694,021
Total Puerto Rico		14,372,126
Singapore - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries, Inc.	73,653	3,622,991
TOTAL COMMON STOCKS (Cost: $1,747,591,933)		1,840,961,498
EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $312,068)	6,594	308,401
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $5,367,801)	5,367,801	5,367,801
TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $1,753,271,802)		1,846,637,700
Other Assets less Liabilities - (0.1)%		(1,598,117)
NET ASSETS - 100.0%		$1,845,039,583

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $120,507,606 and the total market value of the collateral held by the Fund was $122,521,300. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $117,153,499.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,004,154	$—	$1,607,929	$(24,818)	$(63,006)	$308,401	$3,810

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,840,961,498	$—	$—	$1,840,961,498
Exchange-Traded Fund	308,401	—	—	308,401
Investment of Cash Collateral for Securities Loaned	—	5,367,801	—	5,367,801
Total Investments in Securities	$1,841,269,899	$5,367,801	$—	$1,846,637,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.7%
United States - 98.9%
Aerospace & Defense - 0.7%
AAR Corp.*	12,306	$894,646
AerSale Corp.*(a)	12,092	83,677
Cadre Holdings, Inc.	9,778	328,150
Ducommun, Inc.*	3,719	215,925
Kratos Defense & Security Solutions, Inc.*	24,964	499,530
Mercury Systems, Inc.*	11,521	310,952
National Presto Industries, Inc.	3,302	248,079
Park Aerospace Corp.	8,510	116,417
Triumph Group, Inc.*	22,182	341,824
V2X, Inc.*	19,565	938,337
Total Aerospace & Defense		3,977,537
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	71,733	994,936
Forward Air Corp.	15,374	292,721
Hub Group, Inc., Class A	42,018	1,808,875
Radiant Logistics, Inc.*	28,120	160,003
Total Air Freight & Logistics		3,256,535
Automobile Components - 0.9%
Dana, Inc.	68,137	825,820
Dorman Products, Inc.*	13,117	1,199,943
Gentherm, Inc.*	12,755	629,077
Holley, Inc.*	28,175	100,867
Motorcar Parts of America, Inc.*	13,865	85,547
Patrick Industries, Inc.	14,261	1,548,032
Standard Motor Products, Inc.(a)	15,788	437,801
XPEL, Inc.*(a)	8,890	316,128
Total Automobile Components		5,143,215
Automobiles - 0.3%
Winnebago Industries, Inc.	30,437	1,649,685
Banks - 17.1%
1st Source Corp.	16,006	858,242
ACNB Corp.	4,470	162,127
Amalgamated Financial Corp.	25,939	710,729
Amerant Bancorp, Inc.(a)	18,223	413,662
Ames National Corp.	1,752	35,898
Arrow Financial Corp.	4,832	125,874
Atlantic Union Bankshares Corp.	52,877	1,737,009
Axos Financial, Inc.*	54,060	3,089,529
Banc of California, Inc.	51,149	653,684
Bancorp, Inc.*	32,007	1,208,584
Bank First Corp.	3,412	281,797
Bank of Hawaii Corp.(a)	21,194	1,212,509
Bank of Marin Bancorp	5,808	94,032
BankUnited, Inc.	55,211	1,616,026
Banner Corp.	27,330	1,356,661
Bar Harbor Bankshares	8,634	232,082
BayCom Corp.	5,091	103,602
BCB Bancorp, Inc.	12,299	130,738
Berkshire Hills Bancorp, Inc.	28,229	643,621
Bridgewater Bancshares, Inc.*	16,259	188,767
Brookline Bancorp, Inc.	48,540	405,309
Burke & Herbert Financial Services Corp.	7,313	372,817
Business First Bancshares, Inc.	16,543	359,976
Byline Bancorp, Inc.	32,586	773,592
C&F Financial Corp.	1,589	76,590
Cambridge Bancorp	3,628	250,332
Camden National Corp.	7,464	246,312
Capital Bancorp, Inc.	6,026	123,533
Capital City Bank Group, Inc.	10,098	287,187
Capitol Federal Financial, Inc.	36,351	199,567
Carter Bankshares, Inc.*	13,783	208,399
Central Pacific Financial Corp.	18,962	401,994
Citizens & Northern Corp.	4,308	77,070
Citizens Financial Services, Inc.	1,633	73,395
City Holding Co.	7,372	783,275
Civista Bancshares, Inc.	13,643	211,330
CNB Financial Corp.	14,092	287,618
Coastal Financial Corp.*	6,064	279,793
Colony Bankcorp, Inc.	5,966	73,084
Columbia Financial, Inc.*	20,963	313,816
Community Financial System, Inc.	28,093	1,326,271
Community Trust Bancorp, Inc.	11,630	507,766
Community West Bancshares	4,616	85,396
ConnectOne Bancorp, Inc.	27,807	525,274
CrossFirst Bankshares, Inc.*	34,261	480,339
Customers Bancorp, Inc.*	28,720	1,377,986
CVB Financial Corp.	87,572	1,509,741
Dime Community Bancshares, Inc.	34,986	713,714
Eagle Bancorp, Inc.	30,891	583,840
Eastern Bankshares, Inc.	117,862	1,647,711
Enterprise Bancorp, Inc.	6,881	171,199
Enterprise Financial Services Corp.	34,154	1,397,240
Equity Bancshares, Inc., Class A	8,686	305,747
Esquire Financial Holdings, Inc.	3,076	146,418
Farmers & Merchants Bancorp, Inc.	3,295	76,510
Farmers National Banc Corp.	19,691	245,941
FB Financial Corp.	26,354	1,028,597
Fidelity D&D Bancorp, Inc.	1,407	61,627
Financial Institutions, Inc.	14,161	273,591
First Bancorp, Inc.	3,783	94,008
First Bancorp/Southern Pines NC	21,660	691,387
First Bancshares, Inc.	21,645	562,337
First Bank	6,918	88,135
First Busey Corp.	36,422	881,777
First Business Financial Services, Inc.	4,309	159,390
First Commonwealth Financial Corp.	68,344	943,831
First Community Bankshares, Inc.	7,774	286,394
First Financial Bancorp	86,633	1,924,985
First Financial Corp.	9,345	344,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
First Hawaiian, Inc.	91,695	$1,903,588
First Internet Bancorp	2,162	58,417
First Merchants Corp.	53,741	1,789,038
First Mid Bancshares, Inc.	12,704	417,708
First of Long Island Corp.	10,780	108,016
Five Star Bancorp	11,194	264,738
Flushing Financial Corp.	9,706	127,634
FS Bancorp, Inc.	4,346	158,412
Fulton Financial Corp.	136,782	2,322,558
German American Bancorp, Inc.(a)	18,448	652,137
Great Southern Bancorp, Inc.	9,331	518,897
Guaranty Bancshares, Inc.	3,977	125,435
Hanmi Financial Corp.	32,164	537,782
HarborOne Bancorp, Inc.	12,445	138,513
HBT Financial, Inc.	22,238	454,100
Heartland Financial USA, Inc.	41,360	1,838,452
Heritage Commerce Corp.	48,672	423,446
Heritage Financial Corp.	24,911	449,145
Hilltop Holdings, Inc.	21,247	664,606
Home Bancorp, Inc.	4,997	199,930
HomeTrust Bancshares, Inc.	11,375	341,591
Hope Bancorp, Inc.	102,947	1,105,651
Horizon Bancorp, Inc.	36,611	452,878
Independent Bank Corp.	44,627	1,931,662
Independent Bank Group, Inc.	25,886	1,178,331
Kearny Financial Corp.	18,170	111,746
Lakeland Financial Corp.	9,114	560,693
LCNB Corp.	4,290	59,674
Live Oak Bancshares, Inc.	10,290	360,767
Macatawa Bank Corp.	20,768	303,213
Mercantile Bank Corp.	13,493	547,411
Metrocity Bankshares, Inc.	13,373	353,047
Metropolitan Bank Holding Corp.*	11,816	497,335
Mid Penn Bancorp, Inc.	11,209	246,038
Middlefield Banc Corp.	1,804	43,386
Midland States Bancorp, Inc.	20,350	460,927
MidWestOne Financial Group, Inc.	5,681	127,766
MVB Financial Corp.	2,790	52,006
National Bank Holdings Corp., Class A	26,746	1,044,431
National Bankshares, Inc.	1,861	52,629
NBT Bancorp, Inc.	24,561	948,055
Nicolet Bankshares, Inc.	7,587	630,024
Northeast Bank	5,283	321,523
Northeast Community Bancorp, Inc.	10,509	187,270
Northfield Bancorp, Inc.	18,823	178,442
Northrim BanCorp, Inc.	1,878	108,248
Northwest Bancshares, Inc.	84,160	972,048
Norwood Financial Corp.	2,361	59,922
Oak Valley Bancorp	5,341	133,365
OceanFirst Financial Corp.	51,770	822,625
Old Second Bancorp, Inc.	38,999	577,575
Orange County Bancorp, Inc.	2,613	138,175
Origin Bancorp, Inc.	18,690	592,847
Orrstown Financial Services, Inc.	6,165	168,674
Pacific Premier Bancorp, Inc.	64,492	1,481,381
Park National Corp.	7,285	1,036,947
Parke Bancorp, Inc.	5,428	94,447
Pathward Financial, Inc.	21,161	1,197,078
PCB Bancorp	6,830	111,192
Peapack-Gladstone Financial Corp.	13,199	298,957
Peoples Bancorp, Inc.	28,121	843,630
Peoples Financial Services Corp.	2,690	122,503
Preferred Bank	16,239	1,225,882
Premier Financial Corp.	34,838	712,785
Primis Financial Corp.	8,307	87,057
Princeton Bancorp, Inc.	2,541	84,107
Provident Bancorp, Inc.*	4,055	41,320
Provident Financial Services, Inc.	101,666	1,458,907
QCR Holdings, Inc.	13,526	811,560
RBB Bancorp	13,525	254,405
Red River Bancshares, Inc.	2,845	136,532
Renasant Corp.	37,100	1,133,034
Republic Bancorp, Inc., Class A	11,167	598,663
S&T Bancorp, Inc.	33,030	1,102,872
Sandy Spring Bancorp, Inc.	36,252	883,099
Seacoast Banking Corp. of Florida	41,943	991,533
Shore Bancshares, Inc.	6,472	74,104
Sierra Bancorp	6,911	154,668
Simmons First National Corp., Class A	97,133	1,707,598
SmartFinancial, Inc.	7,920	187,466
South Plains Financial, Inc.	13,147	354,969
Southern First Bancshares, Inc.*	1,666	48,714
Southern Missouri Bancorp, Inc.	4,307	193,858
Southside Bancshares, Inc.	20,645	570,008
Stellar Bancorp, Inc.	36,058	827,892
Stock Yards Bancorp, Inc.	15,171	753,544
Third Coast Bancshares, Inc.*	5,135	109,221
Timberland Bancorp, Inc.	2,997	81,189
Tompkins Financial Corp.	3,215	157,214
Towne Bank	42,032	1,146,213
TriCo Bancshares	21,993	870,263
Triumph Financial, Inc.*(a)	4,760	389,130
TrustCo Bank Corp.	14,494	416,992
Trustmark Corp.	45,644	1,371,146
Univest Financial Corp.	24,057	549,221
Veritex Holdings, Inc.	46,302	976,509
WaFd, Inc.	57,838	1,653,010
Washington Trust Bancorp, Inc.	9,040	247,786
WesBanco, Inc.	40,710	1,136,216
West BanCorp, Inc.	15,591	279,079
Westamerica BanCorp	19,989	970,066
WSFS Financial Corp.	51,258	2,409,126
Total Banks		100,267,578
Beverages - 0.3%
Duckhorn Portfolio, Inc.*(a)	60,895	432,354
MGP Ingredients, Inc.(a)	10,077	749,729
Vita Coco Co., Inc.*	12,553	349,601
Total Beverages		1,531,684
Biotechnology - 0.9%
Arcturus Therapeutics Holdings, Inc.*(a)	34,472	839,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
Avid Bioservices, Inc.*	15,129	$108,021
Cartesian Therapeutics, Inc.*†(a)	242,132	43,584
Catalyst Pharmaceuticals, Inc.*	35,546	550,608
Dynavax Technologies Corp.*	37,887	425,471
Entrada Therapeutics, Inc.*(a)	34,896	497,268
iTeos Therapeutics, Inc.*	31,843	472,550
MacroGenics, Inc.*(a)	50,904	216,342
Organogenesis Holdings, Inc.*	71,951	201,463
Puma Biotechnology, Inc.*	22,854	74,504
Vanda Pharmaceuticals, Inc.*	37,256	210,496
Voyager Therapeutics, Inc.*	59,402	469,870
Xencor, Inc.*	15,813	299,340
Zymeworks, Inc.*	128,623	1,094,582
Total Biotechnology		5,503,492
Broadline Retail - 0.5%
Nordstrom, Inc.	152,211	3,229,917
Building Products - 2.3%
American Woodmark Corp.*	13,500	1,061,100
Apogee Enterprises, Inc.	16,118	1,012,775
AZZ, Inc.	15,374	1,187,641
Gibraltar Industries, Inc.*	13,782	944,756
Griffon Corp.	37,980	2,425,403
Hayward Holdings, Inc.*(a)	64,135	788,861
Insteel Industries, Inc.	8,253	255,513
Janus International Group, Inc.*	95,984	1,212,278
JELD-WEN Holding, Inc.*	70,875	954,686
Masterbrand, Inc.*	89,858	1,319,115
Quanex Building Products Corp.	20,974	579,931
Resideo Technologies, Inc.*	76,142	1,489,338
Total Building Products		13,231,397
Capital Markets - 3.6%
AssetMark Financial Holdings, Inc.*	41,191	1,423,149
BGC Group, Inc., Class A	399,375	3,314,812
Bridge Investment Group Holdings, Inc., Class A	15,350	113,897
Brightsphere Investment Group, Inc.	22,709	503,459
Diamond Hill Investment Group, Inc.	1,168	164,396
Donnelley Financial Solutions, Inc.*	8,748	521,556
GCM Grosvenor, Inc., Class A	66,375	647,820
Heritage Global, Inc.*	12,037	29,611
Open Lending Corp., Class A*(a)	23,727	132,397
Oppenheimer Holdings, Inc., Class A	5,170	247,695
P10, Inc., Class A(a)	65,172	552,659
Perella Weinberg Partners	13,277	215,751
PJT Partners, Inc., Class A(a)	5,933	640,230
Silvercrest Asset Management Group, Inc., Class A	2,039	31,788
StepStone Group, Inc., Class A	15,143	694,912
StoneX Group, Inc.*	23,304	1,755,024
TPG, Inc.	100,944	4,184,129
Victory Capital Holdings, Inc., Class A	64,650	3,085,744
Virtu Financial, Inc., Class A	68,660	1,541,417
Virtus Investment Partners, Inc.	5,030	1,136,025
Total Capital Markets		20,936,471
Chemicals - 1.6%
AdvanSix, Inc.	29,889	685,056
Core Molding Technologies, Inc.*	12,636	201,418
Ecovyst, Inc.*	77,993	699,597
Hawkins, Inc.	8,893	809,263
Ingevity Corp.*	31,678	1,384,645
Intrepid Potash, Inc.*(a)	7,411	173,640
Koppers Holdings, Inc.	18,546	686,016
LSB Industries, Inc.*	89,304	730,507
Mativ Holdings, Inc.	50,377	854,394
Minerals Technologies, Inc.	18,524	1,540,456
Sensient Technologies Corp.	16,269	1,206,997
Stepan Co.	5,474	459,597
Total Chemicals		9,431,586
Commercial Services & Supplies - 2.4%
ACCO Brands Corp.	150,156	705,733
ARC Document Solutions, Inc.	48,158	127,137
Aris Water Solutions, Inc., Class A	28,548	447,347
Brady Corp., Class A	25,488	1,682,718
BrightView Holdings, Inc.*	56,278	748,497
CECO Environmental Corp.*	12,104	349,200
CoreCivic, Inc.*	38,664	501,859
Deluxe Corp.	63,711	1,430,949
Ennis, Inc.	18,365	402,010
GEO Group, Inc.*	95,691	1,374,123
Healthcare Services Group, Inc.*	43,719	462,547
HNI Corp.	19,678	885,904
Interface, Inc.	40,794	598,856
Liquidity Services, Inc.*	12,631	252,367
Matthews International Corp., Class A	21,481	538,099
MillerKnoll, Inc.	38,946	1,031,680
OPENLANE, Inc.*	58,034	962,784
Pitney Bowes, Inc.	37,034	188,133
Quad/Graphics, Inc.	32,900	179,305
Steelcase, Inc., Class A	59,738	774,204
VSE Corp.	6,295	555,723
Total Commercial Services & Supplies		14,199,175
Communications Equipment - 1.1%
Aviat Networks, Inc.*(a)	11,311	324,513
Clearfield, Inc.*(a)	11,485	442,862
CommScope Holding Co., Inc.*(a)	386,605	475,524
Digi International, Inc.*	26,351	604,228
Extreme Networks, Inc.*	79,966	1,075,543
Harmonic, Inc.*	39,423	464,009
Infinera Corp.*(a)	110,079	670,381
Lantronix, Inc.*	20,175	71,621
NetScout Systems, Inc.*	63,038	1,152,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
Ribbon Communications, Inc.*(a)	117,646	$387,055
Viavi Solutions, Inc.*	87,272	599,559
Total Communications Equipment		6,268,260
Construction & Engineering - 1.4%
Argan, Inc.	6,585	481,759
Bowman Consulting Group Ltd.*	3,574	113,617
Concrete Pumping Holdings, Inc.*	33,600	201,936
Construction Partners, Inc., Class A*	10,149	560,326
Granite Construction, Inc.	8,977	556,305
IES Holdings, Inc.*	8,358	1,164,520
Limbach Holdings, Inc.*(a)	4,671	265,920
MYR Group, Inc.*	5,709	774,768
Northwest Pipe Co.*	8,562	290,851
Primoris Services Corp.	39,564	1,973,848
Sterling Infrastructure, Inc.*	14,467	1,712,025
Total Construction & Engineering		8,095,875
Construction Materials - 0.2%
U.S. Lime & Minerals, Inc.	2,520	917,734
Consumer Finance - 2.3%
Atlanticus Holdings Corp.*	14,520	409,174
Bread Financial Holdings, Inc.	87,256	3,888,127
Enova International, Inc.*	34,782	2,165,179
EZCORP, Inc., Class A*	48,642	509,282
Green Dot Corp., Class A*	64,166	606,369
LendingClub Corp.*	39,854	337,165
Navient Corp.	157,129	2,287,798
Nelnet, Inc., Class A	12,544	1,265,188
PROG Holdings, Inc.	43,197	1,498,072
Regional Management Corp.	2,928	84,151
World Acceptance Corp.*	1,797	222,073
Total Consumer Finance		13,272,578
Consumer Staples Distribution & Retail - 0.9%
Andersons, Inc.	9,287	460,635
Chefs' Warehouse, Inc.*	16,643	650,908
Ingles Markets, Inc., Class A	19,404	1,331,308
Natural Grocers by Vitamin Cottage, Inc.	13,735	291,182
PriceSmart, Inc.	12,249	994,619
SpartanNash Co.	25,593	480,125
Village Super Market, Inc., Class A	15,241	402,515
Weis Markets, Inc.	14,409	904,453
Total Consumer Staples Distribution & Retail		5,515,745
Containers & Packaging - 0.8%
Myers Industries, Inc.	24,474	327,462
O-I Glass, Inc.*	261,349	2,908,814
Pactiv Evergreen, Inc.	91,995	1,041,384
TriMas Corp.	26,791	684,778
Total Containers & Packaging		4,962,438
Distributors - 0.3%
A-Mark Precious Metals, Inc.	40,970	1,326,199
Weyco Group, Inc.	9,743	295,408
Total Distributors		1,621,607
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc.*	24,522	1,672,646
Carriage Services, Inc.	12,188	327,126
Chegg, Inc.*	109,500	346,020
European Wax Center, Inc., Class A*(a)	27,039	268,497
Graham Holdings Co., Class B	1,927	1,348,033
Laureate Education, Inc.	62,610	935,394
Lincoln Educational Services Corp.*	16,512	195,832
Mister Car Wash, Inc.*(a)	111,684	795,190
Perdoceo Education Corp.	64,238	1,375,978
Strategic Education, Inc.	6,202	686,313
Universal Technical Institute, Inc.*	8,185	128,750
Total Diversified Consumer Services		8,079,779
Diversified REITs - 0.4%
Alexander & Baldwin, Inc.	23,348	395,982
Alpine Income Property Trust, Inc.	6,828	106,243
American Assets Trust, Inc.	24,450	547,191
Armada Hoffler Properties, Inc.	24,519	271,916
Empire State Realty Trust, Inc., Class A	75,389	707,149
One Liberty Properties, Inc.	9,885	232,100
Total Diversified REITs		2,260,581
Diversified Telecommunication Services - 0.5%
Anterix, Inc.*	3,850	152,422
Bandwidth, Inc., Class A*	15,093	254,770
IDT Corp., Class B	13,407	481,579
Lumen Technologies, Inc.*(a)	1,648,895	1,813,784
Shenandoah Telecommunications Co.	10,699	174,715
Total Diversified Telecommunication Services		2,877,270
Electric Utilities - 0.3%
Genie Energy Ltd., Class B	21,840	319,301
Hawaiian Electric Industries, Inc.	132,122	1,191,740
Total Electric Utilities		1,511,041
Electrical Equipment - 1.0%
Allient, Inc.	11,082	280,042
Array Technologies, Inc.*(a)	75,607	775,728
LSI Industries, Inc.	20,271	293,321
NEXTracker, Inc., Class A*	42,273	1,981,758
Powell Industries, Inc.	3,654	523,984
Preformed Line Products Co.	4,824	600,781
Shoals Technologies Group, Inc., Class A*	57,255	357,271
Thermon Group Holdings, Inc.*	16,928	520,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
Vicor Corp.*	11,686	$387,508
Total Electrical Equipment		5,721,098
Electronic Equipment, Instruments & Components - 2.1%
Arlo Technologies, Inc.*	20,723	270,228
Bel Fuse, Inc., Class B	11,882	775,182
Benchmark Electronics, Inc.	23,451	925,376
Climb Global Solutions, Inc.	3,229	202,814
CTS Corp.	15,256	772,411
Daktronics, Inc.*	32,512	453,542
ePlus, Inc.*	17,427	1,284,021
Iteris, Inc.*	13,876	60,083
Kimball Electronics, Inc.*	18,999	417,598
Knowles Corp.*	41,590	717,843
Luna Innovations, Inc.*(a)	17,218	55,098
Methode Electronics, Inc.	19,092	197,602
Mirion Technologies, Inc.*(a)	55,192	592,762
Napco Security Technologies, Inc.	11,057	574,411
OSI Systems, Inc.*	6,830	939,262
PC Connection, Inc.	10,309	661,838
Richardson Electronics Ltd.	11,926	141,800
Rogers Corp.*	5,100	615,111
ScanSource, Inc.*	20,307	899,803
TTM Technologies, Inc.*	75,043	1,458,086
Vishay Precision Group, Inc.*	9,583	291,707
Total Electronic Equipment, Instruments & Components		12,306,578
Energy Equipment & Services - 1.9%
Archrock, Inc.	45,017	910,244
Atlas Energy Solutions, Inc.(a)	44,455	885,988
Core Laboratories, Inc.	18,555	376,481
Diamond Offshore Drilling, Inc.*	36,206	560,831
DMC Global, Inc.*	18,857	271,918
Helix Energy Solutions Group, Inc.*	33,914	404,933
KLX Energy Services Holdings, Inc.*	29,350	145,282
Kodiak Gas Services, Inc.	17,119	466,664
Mammoth Energy Services, Inc.*	27,838	91,309
Natural Gas Services Group, Inc.*	6,696	134,724
Newpark Resources, Inc.*	35,492	294,939
Oceaneering International, Inc.*	27,886	659,783
Oil States International, Inc.*	19,979	88,707
ProFrac Holding Corp., Class A*(a)	38,645	286,359
ProPetro Holding Corp.*	103,409	896,556
Ranger Energy Services, Inc.	25,933	272,815
RPC, Inc.(a)	267,385	1,671,156
Select Water Solutions, Inc.	74,919	801,633
Solaris Oilfield Infrastructure, Inc., Class A	29,418	252,406
TETRA Technologies, Inc.*	64,272	222,381
U.S. Silica Holdings, Inc.*	112,260	1,734,417
Total Energy Equipment & Services		11,429,526
Entertainment - 0.8%
Cinemark Holdings, Inc.*	63,691	1,377,000
Marcus Corp.	9,170	104,263
Playstudios, Inc.*	208,858	432,336
Sphere Entertainment Co.*(a)	62,532	2,192,372
Vivid Seats, Inc., Class A*(a)	102,939	591,899
Total Entertainment		4,697,870
Financial Services - 1.4%
Alerus Financial Corp.	8,022	157,311
Cantaloupe, Inc.*	16,306	107,620
Cass Information Systems, Inc.	3,104	124,377
Federal Agricultural Mortgage Corp., Class C	6,257	1,131,391
I3 Verticals, Inc., Class A*(a)	10,051	221,926
International Money Express, Inc.*	18,243	380,184
Merchants Bancorp	43,956	1,781,976
NewtekOne, Inc.	7,163	90,039
NMI Holdings, Inc., Class A*	80,375	2,735,965
Paymentus Holdings, Inc., Class A*	5,206	98,914
Payoneer Global, Inc.*	76,271	422,541
Repay Holdings Corp.*	58,218	614,782
UWM Holdings Corp.(a)	52,915	366,701
Waterstone Financial, Inc.	4,335	55,445
Total Financial Services		8,289,172
Food Products - 1.6%
B&G Foods, Inc.	66,556	537,772
Cal-Maine Foods, Inc.	78,833	4,817,485
Calavo Growers, Inc.	3,728	84,626
Hain Celestial Group, Inc.*	26,118	180,475
John B Sanfilippo & Son, Inc.	5,622	546,290
Mama's Creations, Inc.*	24,778	167,004
Seneca Foods Corp., Class A*(a)	6,794	389,976
Tootsie Roll Industries, Inc.	20,455	625,309
TreeHouse Foods, Inc.*(a)	28,148	1,031,343
Utz Brands, Inc.	29,708	494,341
Vital Farms, Inc.*	14,034	656,370
Total Food Products		9,530,991
Gas Utilities - 0.3%
Chesapeake Utilities Corp.	7,279	773,030
Northwest Natural Holding Co.	20,858	753,182
RGC Resources, Inc.	7,134	145,890
Total Gas Utilities		1,672,102
Ground Transportation - 1.2%
Covenant Logistics Group, Inc.	12,075	595,177
Heartland Express, Inc.	18,009	222,051
Marten Transport Ltd.	35,334	651,912
RXO, Inc.*(a)	25,945	678,462
Schneider National, Inc., Class B	104,906	2,534,529
Universal Logistics Holdings, Inc.	33,071	1,342,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
Werner Enterprises, Inc.	30,887	$1,106,681
Total Ground Transportation		7,131,164
Health Care Equipment & Supplies - 1.4%
Atrion Corp.	724	327,559
Avanos Medical, Inc.*	25,258	503,139
Axogen, Inc.*	17,759	128,575
Embecta Corp.	73,705	921,313
ICU Medical, Inc.*	14,267	1,694,206
iRadimed Corp.	4,565	200,586
LeMaitre Vascular, Inc.	4,963	408,356
Omnicell, Inc.*	20,856	564,572
OraSure Technologies, Inc.*	55,283	235,506
Orthofix Medical, Inc.*	9,681	128,370
OrthoPediatrics Corp.*	5,396	155,189
Sanara Medtech, Inc.*(a)	3,489	98,460
Semler Scientific, Inc.*	4,621	158,962
STAAR Surgical Co.*	13,692	651,876
Surmodics, Inc.*	3,067	128,937
Tactile Systems Technology, Inc.*	18,802	224,496
UFP Technologies, Inc.*	2,160	569,959
Utah Medical Products, Inc.	2,222	148,452
Varex Imaging Corp.*(a)	26,219	386,206
Zimvie, Inc.*	17,056	311,272
Zynex, Inc.*(a)	20,539	191,423
Total Health Care Equipment & Supplies		8,137,414
Health Care Providers & Services - 2.0%
AdaptHealth Corp.*(a)	94,779	947,790
Addus HomeCare Corp.*	6,249	725,571
AirSculpt Technologies, Inc.*(a)	34,475	137,900
Astrana Health, Inc.*	11,944	484,449
Community Health Systems, Inc.*	219,111	736,213
Cross Country Healthcare, Inc.*	42,223	584,366
DocGo, Inc.*(a)	26,085	80,603
Enhabit, Inc.*	20,917	186,580
InfuSystem Holdings, Inc.*	6,506	44,436
Joint Corp.*	8,254	116,051
National HealthCare Corp.	3,320	359,888
National Research Corp.	6,365	146,077
Owens & Minor, Inc.*	26,881	362,893
Patterson Cos., Inc.	66,432	1,602,340
Pediatrix Medical Group, Inc.*	99,611	752,063
Pennant Group, Inc.*	15,107	350,331
PetIQ, Inc.*	19,429	428,604
Premier, Inc., Class A	110,680	2,066,395
Privia Health Group, Inc.*	24,570	427,027
RadNet, Inc.*	12,980	764,782
U.S. Physical Therapy, Inc.	3,559	328,923
Total Health Care Providers & Services		11,633,282
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	5,506	128,785
LTC Properties, Inc.	19,432	670,404
National Health Investors, Inc.	15,014	1,016,898
Universal Health Realty Income Trust	4,261	166,776
Total Health Care REITs		1,982,863
Health Care Technology - 0.5%
Certara, Inc.*(a)	44,799	620,466
Definitive Healthcare Corp.*(a)	37,651	205,574
GoodRx Holdings, Inc., Class A*(a)	145,359	1,133,800
Health Catalyst, Inc.*	13,821	88,316
HealthStream, Inc.	6,363	177,528
OptimizeRx Corp.*(a)	8,716	87,160
Schrodinger, Inc.*	13,005	251,517
Simulations Plus, Inc.(a)	4,346	211,303
Total Health Care Technology		2,775,664
Hotel & Resort REITs - 0.4%
Chatham Lodging Trust	10,656	90,789
DiamondRock Hospitality Co.	79,435	671,226
RLJ Lodging Trust	39,286	378,324
Sunstone Hotel Investors, Inc.	67,284	703,791
Xenia Hotels & Resorts, Inc.	32,224	461,770
Total Hotel & Resort REITs		2,305,900
Hotels, Restaurants & Leisure - 3.4%
Accel Entertainment, Inc.*	64,430	661,052
Biglari Holdings, Inc., Class B*(a)	1,552	300,126
BJ's Restaurants, Inc.*	5,400	187,380
Bloomin' Brands, Inc.	88,493	1,701,720
Bowlero Corp., Class A	74,191	1,075,027
Brinker International, Inc.*	33,832	2,449,098
Cheesecake Factory, Inc.	29,709	1,167,267
Chuy's Holdings, Inc.*	7,744	200,724
Cracker Barrel Old Country Store, Inc.	12,294	518,315
Dave & Buster's Entertainment, Inc.*	25,496	1,014,996
Denny's Corp.*	32,840	233,164
Dine Brands Global, Inc.	17,529	634,550
El Pollo Loco Holdings, Inc.*	28,175	318,659
Everi Holdings, Inc.*	85,404	717,394
First Watch Restaurant Group, Inc.*	12,816	225,049
Golden Entertainment, Inc.	41,801	1,300,429
Jack in the Box, Inc.	14,756	751,671
Krispy Kreme, Inc.	35,001	376,611
Kura Sushi USA, Inc., Class A*	2,136	134,760
Monarch Casino & Resort, Inc.	10,932	744,797
Nathan's Famous, Inc.	2,951	200,019
ONE Group Hospitality, Inc.*	24,873	105,710
Papa John's International, Inc.(a)	9,911	465,619
PlayAGS, Inc.*	10,629	122,233
Portillo's, Inc., Class A*	12,567	122,151
Potbelly Corp.*	12,191	97,894
RCI Hospitality Holdings, Inc.	6,811	296,687
Sabre Corp.*(a)	476,570	1,272,442
Shake Shack, Inc., Class A*	8,070	726,300
Six Flags Entertainment Corp.	24,376	807,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
Target Hospitality Corp.*	122,972	$1,071,086
Xponential Fitness, Inc., Class A*	9,123	142,319
Total Hotels, Restaurants & Leisure		20,143,070
Household Durables - 2.6%
Beazer Homes USA, Inc.*	44,220	1,215,166
Cavco Industries, Inc.*	5,087	1,760,967
Century Communities, Inc.	25,939	2,118,179
Cricut, Inc., Class A	62,336	373,393
Dream Finders Homes, Inc., Class A*	57,726	1,490,485
Ethan Allen Interiors, Inc.	26,159	729,574
Green Brick Partners, Inc.*	40,344	2,309,291
Hovnanian Enterprises, Inc., Class A*	8,373	1,188,296
La-Z-Boy, Inc.	30,403	1,133,424
Landsea Homes Corp.*(a)	32,415	297,894
Legacy Housing Corp.*(a)	25,101	575,817
Lovesac Co.*(a)	7,569	170,908
Sonos, Inc.*	93,469	1,379,602
Universal Electronics, Inc.*	9,186	106,741
Vizio Holding Corp., Class A*	30,404	328,363
Total Household Durables		15,178,100
Household Products - 0.6%
Central Garden & Pet Co., Class A*	35,020	1,156,711
Energizer Holdings, Inc.	55,961	1,653,088
Oil-Dri Corp. of America	4,994	320,065
Spectrum Brands Holdings, Inc.	7,402	636,054
Total Household Products		3,765,918
Independent Power & Renewable Electricity Producers - 0.0%
Montauk Renewables, Inc.*	31,508	179,596
Industrial REITs - 0.3%
Innovative Industrial Properties, Inc.	14,897	1,627,050
Insurance - 1.1%
Ambac Financial Group, Inc.*	84,296	1,080,675
AMERISAFE, Inc.	6,671	292,790
Crawford & Co., Class A	24,588	212,440
Donegal Group, Inc., Class A	6,227	80,204
Employers Holdings, Inc.	15,442	658,292
Goosehead Insurance, Inc., Class A*(a)	5,209	299,205
HCI Group, Inc.	2,475	228,121
Heritage Insurance Holdings, Inc.*	10,078	71,352
Horace Mann Educators Corp.	7,735	252,316
Investors Title Co.	461	83,040
National Western Life Group, Inc., Class A	1,573	781,687
Palomar Holdings, Inc.*	8,250	669,487
ProAssurance Corp.*	9,312	113,793
Safety Insurance Group, Inc.	2,925	219,463
Skyward Specialty Insurance Group, Inc.*	11,836	428,226
Stewart Information Services Corp.	5,115	317,539
Universal Insurance Holdings, Inc.	23,472	440,335
Total Insurance		6,228,965
Interactive Media & Services - 1.1%
Cargurus, Inc.*	46,855	1,227,601
Cars.com, Inc.*	90,413	1,781,136
DHI Group, Inc.*	33,288	69,572
QuinStreet, Inc.*	11,389	188,944
Shutterstock, Inc.(a)	29,529	1,142,772
Travelzoo*	15,150	114,989
TripAdvisor, Inc.*	67,819	1,207,856
Vimeo, Inc.*	35,928	134,011
ZipRecruiter, Inc., Class A*	39,700	360,873
Total Interactive Media & Services		6,227,754
IT Services - 0.7%
Grid Dynamics Holdings, Inc.*	22,224	233,574
Hackett Group, Inc.	17,370	377,277
Information Services Group, Inc.	34,146	100,389
Perficient, Inc.*	18,287	1,367,685
Squarespace, Inc., Class A*	24,435	1,066,099
Thoughtworks Holding, Inc.*(a)	126,792	360,089
Unisys Corp.*	130,752	540,006
Total IT Services		4,045,119
Leisure Products - 1.3%
American Outdoor Brands, Inc.*	14,648	131,832
AMMO, Inc.*	52,816	88,731
Escalade, Inc.	7,141	98,474
JAKKS Pacific, Inc.*	12,215	218,771
Johnson Outdoors, Inc., Class A	7,194	251,646
Latham Group, Inc.*	45,535	137,971
Malibu Boats, Inc., Class A*	29,428	1,031,157
Marine Products Corp.	38,794	391,819
MasterCraft Boat Holdings, Inc.*	30,340	572,819
Smith & Wesson Brands, Inc.	28,059	402,366
Solo Brands, Inc., Class A*(a)	97,873	223,150
Sturm Ruger & Co., Inc.(a)	10,518	438,075
Topgolf Callaway Brands Corp.*	65,856	1,007,597
Vista Outdoor, Inc.*	71,633	2,696,983
Total Leisure Products		7,691,391
Life Sciences Tools & Services - 0.2%
Cytek Biosciences, Inc.*(a)	25,349	141,447
Harvard Bioscience, Inc.*	21,217	60,469
Maravai LifeSciences Holdings, Inc., Class A*	81,859	586,110
Mesa Laboratories, Inc.	3,659	317,491
OmniAb, Inc.*	62,542	234,533
Total Life Sciences Tools & Services		1,340,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
Machinery - 3.4%
Alamo Group, Inc.	5,660	$979,180
Astec Industries, Inc.	12,760	378,462
Atmus Filtration Technologies, Inc.*	66,958	1,927,051
Columbus McKinnon Corp.	18,872	651,839
Commercial Vehicle Group, Inc.*	38,815	190,194
Douglas Dynamics, Inc.	10,140	237,276
Energy Recovery, Inc.*	12,349	164,118
Enerpac Tool Group Corp.	23,341	891,159
Gorman-Rupp Co.	8,070	296,250
Greenbrier Cos., Inc.	20,354	1,008,541
Helios Technologies, Inc.	18,049	861,840
Hillman Solutions Corp.*	71,094	629,182
Hyster-Yale, Inc.	17,110	1,193,080
Kennametal, Inc.	41,833	984,749
Lindsay Corp.	4,844	595,231
Manitowoc Co., Inc.*	41,478	478,241
Mayville Engineering Co., Inc.*	11,498	191,557
Miller Industries, Inc.	11,158	613,913
Mueller Water Products, Inc., Class A	51,533	923,471
Omega Flex, Inc.	2,798	143,481
Park-Ohio Holdings Corp.	12,727	329,502
Proto Labs, Inc.*	8,965	276,929
REV Group, Inc.	32,934	819,727
Shyft Group, Inc.	31,497	373,554
Standex International Corp.	4,805	774,326
Tennant Co.	10,541	1,037,656
Titan International, Inc.*(a)	61,447	455,322
Trinity Industries, Inc.	26,001	777,950
Wabash National Corp.	71,401	1,559,398
Total Machinery		19,743,179
Media - 1.5%
Advantage Solutions, Inc.*	195,779	630,408
AMC Networks, Inc., Class A*	56,953	550,166
EchoStar Corp., Class A*(a)	64,514	1,148,994
Emerald Holding, Inc.*(a)	25,589	145,601
Entravision Communications Corp., Class A	21,131	42,896
Gannett Co., Inc.*	185,166	853,615
Gray Television, Inc.	68,114	354,193
John Wiley & Sons, Inc., Class A	27,003	1,099,022
Magnite, Inc.*	65,474	870,150
PubMatic, Inc., Class A*	8,374	170,076
Scholastic Corp.	12,076	428,336
Sinclair, Inc.	63,329	844,176
Stagwell, Inc.*(a)	161,498	1,101,416
TechTarget, Inc.*	16,211	505,297
Total Media		8,744,346
Metals & Mining - 0.7%
Compass Minerals International, Inc.(a)	9,096	93,962
Haynes International, Inc.	7,818	458,917
Kaiser Aluminum Corp.	4,358	383,068
Materion Corp.	8,297	897,155
Metallus, Inc.*	28,227	572,161
Olympic Steel, Inc.	6,631	297,268
Radius Recycling, Inc.	9,279	141,690
Ramaco Resources, Inc., Class A	29,474	366,951
Ryerson Holding Corp.	25,003	487,559
SunCoke Energy, Inc.	49,013	480,327
Total Metals & Mining		4,179,058
Multi-Utilities - 0.1%
Unitil Corp.	7,728	400,233
Office REITs - 0.8%
Brandywine Realty Trust	308,577	1,382,425
Douglas Emmett, Inc.	31,665	421,461
Easterly Government Properties, Inc.	22,585	279,377
Equity Commonwealth*	32,248	625,611
Highwoods Properties, Inc.	51,694	1,358,001
Piedmont Office Realty Trust, Inc., Class A	71,251	516,570
Postal Realty Trust, Inc., Class A	6,197	82,606
Total Office REITs		4,666,051
Oil, Gas & Consumable Fuels - 4.2%
Amplify Energy Corp.*(a)	74,532	505,327
Berry Corp.	121,397	784,225
Centrus Energy Corp., Class A*	8,096	346,104
Crescent Energy Co., Class A	44,521	527,574
Delek U.S. Holdings, Inc.	99,123	2,454,286
Evolution Petroleum Corp.	40,280	212,276
Excelerate Energy, Inc., Class A	18,493	341,011
FutureFuel Corp.	44,908	230,378
Granite Ridge Resources, Inc.	182,622	1,155,997
Gulfport Energy Corp.*	16,889	2,550,239
Hallador Energy Co.*(a)	55,880	434,188
HighPeak Energy, Inc.(a)	89,866	1,263,516
Kinetik Holdings, Inc.	11,678	483,936
NACCO Industries, Inc., Class A	5,404	149,529
OPAL Fuels, Inc., Class A*	19,345	79,121
Overseas Shipholding Group, Inc., Class A	90,685	769,009
Par Pacific Holdings, Inc.*	115,425	2,914,481
REX American Resources Corp.*	9,543	435,065
Riley Exploration Permian, Inc.	33,765	955,887
Ring Energy, Inc.*(a)	396,226	669,622
SandRidge Energy, Inc.	71,136	919,788
SilverBow Resources, Inc.*	45,577	1,724,178
Sitio Royalties Corp., Class A	18,374	433,810
Talos Energy, Inc.*(a)	30,846	374,779
VAALCO Energy, Inc.	87,585	549,158
Vital Energy, Inc.*	52,170	2,338,259
W&T Offshore, Inc.	27,728	59,338
World Kinect Corp.	44,709	1,153,492
Total Oil, Gas & Consumable Fuels		24,814,573
Paper & Forest Products - 0.7%
Clearwater Paper Corp.*	19,353	938,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
Sylvamo Corp.	47,008	$3,224,749
Total Paper & Forest Products		4,162,789
Passenger Airlines - 0.3%
Allegiant Travel Co.(a)	20,554	1,032,427
Sun Country Airlines Holdings, Inc.*	39,285	493,420
Total Passenger Airlines		1,525,847
Personal Care Products - 0.5%
Edgewell Personal Care Co.	30,008	1,206,022
Medifast, Inc.	13,851	302,229
Nature's Sunshine Products, Inc.*	7,803	117,591
Nu Skin Enterprises, Inc., Class A	28,895	304,553
Olaplex Holdings, Inc.*(a)	430,172	662,465
USANA Health Sciences, Inc.*	10,380	469,591
Total Personal Care Products		3,062,451
Pharmaceuticals - 1.6%
Amneal Pharmaceuticals, Inc.*	194,810	1,237,043
Amylyx Pharmaceuticals, Inc.*	5,715	10,859
ANI Pharmaceuticals, Inc.*	12,826	816,760
Arvinas, Inc.*	12,412	330,407
Assertio Holdings, Inc.*	168,815	209,331
Biote Corp., Class A*	17,413	130,075
Collegium Pharmaceutical, Inc.*	56,315	1,813,343
Harmony Biosciences Holdings, Inc.*	36,189	1,091,822
Innoviva, Inc.*	31,177	511,303
Ligand Pharmaceuticals, Inc.*	12,918	1,088,471
Pacira BioSciences, Inc.*(a)	37,494	1,072,703
Phibro Animal Health Corp., Class A	31,774	532,850
SIGA Technologies, Inc.	17,563	133,303
Supernus Pharmaceuticals, Inc.*	11,764	314,687
Total Pharmaceuticals		9,292,957
Professional Services - 1.5%
Asure Software, Inc.*(a)	21,311	179,012
Barrett Business Services, Inc.	14,828	485,914
CRA International, Inc.	3,333	574,009
CSG Systems International, Inc.	16,956	698,079
First Advantage Corp.	73,612	1,182,945
Forrester Research, Inc.*	13,681	233,671
Franklin Covey Co.*	4,722	179,436
Heidrick & Struggles International, Inc.	17,941	566,577
Huron Consulting Group, Inc.*	7,010	690,485
Kelly Services, Inc., Class A	21,237	454,684
Kforce, Inc.	8,516	529,099
Legalzoom.com, Inc.*	53,321	447,363
Mistras Group, Inc.*	14,757	122,336
NV5 Global, Inc.*	5,911	549,546
RCM Technologies, Inc.*	6,042	113,106
Resources Connection, Inc.	33,769	372,810
Sterling Check Corp.*	59,238	876,722
TrueBlue, Inc.*	14,741	151,832
Upwork, Inc.*	29,970	322,177
Willdan Group, Inc.*	8,716	251,457
Total Professional Services		8,981,260
Real Estate Management & Development - 0.7%
eXp World Holdings, Inc.(a)	30,585	345,152
Forestar Group, Inc.*	42,258	1,351,833
FRP Holdings, Inc.*	4,034	115,050
Newmark Group, Inc., Class A	177,565	1,816,490
RMR Group, Inc., Class A	25,030	565,678
Tejon Ranch Co.*(a)	7,484	127,677
Total Real Estate Management & Development		4,321,880
Residential REITs - 0.1%
NexPoint Residential Trust, Inc.	22,689	896,442
Retail REITs - 0.6%
Acadia Realty Trust	35,752	640,676
Alexander's, Inc.	3,338	750,583
Getty Realty Corp.	18,181	484,705
NETSTREIT Corp.	13,426	216,159
Retail Opportunity Investments Corp.	25,935	322,372
Saul Centers, Inc.	9,085	334,055
Urban Edge Properties	24,131	445,700
Whitestone REIT	29,953	398,674
Total Retail REITs		3,592,924
Semiconductors & Semiconductor Equipment - 1.5%
ACM Research, Inc., Class A*	44,863	1,034,541
Aehr Test Systems*(a)	8,394	93,761
CEVA, Inc.*(a)	5,277	101,793
Cohu, Inc.*	24,683	817,007
Everspin Technologies, Inc.*	13,943	83,519
Impinj, Inc.*(a)	5,768	904,249
inTEST Corp.*	11,141	110,073
MaxLinear, Inc.*	72,734	1,464,863
NVE Corp.	2,824	210,924
PDF Solutions, Inc.*	9,155	333,059
Photronics, Inc.*	47,925	1,182,310
SiTime Corp.*	5,337	663,816
Ultra Clean Holdings, Inc.*	17,494	857,206
Veeco Instruments, Inc.*(a)	26,876	1,255,378
Total Semiconductors & Semiconductor Equipment		9,112,499
Software - 4.1%
8x8, Inc.*	135,970	301,853
A10 Networks, Inc.	35,134	486,606
Adeia, Inc.	136,783	1,529,918
Agilysys, Inc.*	5,405	562,877
American Software, Inc., Class A	16,142	147,376
Amplitude, Inc., Class A*	15,930	141,777
AvePoint, Inc.*	39,250	408,985
Cerence, Inc.*	4,864	13,765
Clear Secure, Inc., Class A	19,878	371,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
Clearwater Analytics Holdings, Inc., Class A*	25,499	$472,242
Consensus Cloud Solutions, Inc.*	30,682	527,117
CoreCard Corp.*	5,832	85,089
Daily Journal Corp.*(a)	412	162,526
E2open Parent Holdings, Inc.*(a)	148,423	666,419
eGain Corp.*	17,236	108,759
Enfusion, Inc., Class A*(a)	21,254	181,084
Envestnet, Inc.*(a)	21,400	1,339,426
Everbridge, Inc.*	23,776	831,922
EverCommerce, Inc.*(a)	89,978	987,958
Jamf Holding Corp.*	26,347	434,726
LivePerson, Inc.*	55,091	31,980
LiveRamp Holdings, Inc.*	20,593	637,147
MeridianLink, Inc.*	15,183	324,309
Mitek Systems, Inc.*(a)	34,507	385,788
N-able, Inc.*	44,255	674,004
NCR Voyix Corp.*(a)	162,779	2,010,321
Olo, Inc., Class A*	39,604	175,050
Ooma, Inc.*	14,567	144,650
PagerDuty, Inc.*	20,244	464,195
Progress Software Corp.	27,901	1,513,908
PROS Holdings, Inc.*(a)	9,131	261,603
Q2 Holdings, Inc.*	11,911	718,591
Rimini Street, Inc.*(a)	130,442	400,457
RingCentral, Inc., Class A*	69,265	1,953,273
SolarWinds Corp.	90,289	1,087,982
SoundThinking, Inc.*	5,113	62,276
Sprinklr, Inc., Class A*(a)	31,472	302,761
Upland Software, Inc.*	57,989	144,393
Verint Systems, Inc.*	51,120	1,646,064
Vertex, Inc., Class A*	14,650	528,133
Xperi, Inc.*	80,954	664,632
Yext, Inc.*	34,376	183,912
Zuora, Inc., Class A*	26,878	266,899
Total Software		24,344,670
Specialized REITs - 0.2%
Farmland Partners, Inc.	16,283	187,743
Four Corners Property Trust, Inc.	30,651	756,160
Total Specialized REITs		943,903
Specialty Retail - 4.5%
1-800-Flowers.com, Inc., Class A*(a)	18,937	180,280
Aaron's Co., Inc.	32,069	320,049
America's Car-Mart, Inc.*	1,910	115,001
Arhaus, Inc.(a)	97,063	1,644,247
Arko Corp.	44,672	280,093
Big 5 Sporting Goods Corp.	11,735	34,736
Boot Barn Holdings, Inc.*	16,366	2,110,068
Buckle, Inc.	43,024	1,589,307
Build-A-Bear Workshop, Inc.	18,813	475,405
Caleres, Inc.	36,355	1,221,528
Camping World Holdings, Inc., Class A	26,133	466,735
Chewy, Inc., Class A*(a)	23,950	652,398
Designer Brands, Inc., Class A(a)	97,234	664,108
Destination XL Group, Inc.*(a)	89,746	326,675
Genesco, Inc.*	8,922	230,723
Guess?, Inc.	70,648	1,441,219
Haverty Furniture Cos., Inc.	16,613	420,143
Hibbett, Inc.	13,775	1,201,318
J Jill, Inc.	13,990	489,230
MarineMax, Inc.*	28,949	937,079
Monro, Inc.	12,081	288,253
National Vision Holdings, Inc.*	21,549	282,076
ODP Corp.*	36,998	1,452,911
OneWater Marine, Inc., Class A*(a)	20,048	552,723
Revolve Group, Inc.*(a)	20,984	333,855
Sally Beauty Holdings, Inc.*	154,694	1,659,867
Shoe Carnival, Inc.	26,023	959,989
Sonic Automotive, Inc., Class A	42,036	2,289,701
Sportsman's Warehouse Holdings, Inc.*	22,316	53,782
Torrid Holdings, Inc.*(a)	49,254	368,912
Upbound Group, Inc.	50,761	1,558,363
Victoria's Secret & Co.*	53,630	947,642
Warby Parker, Inc., Class A*	19,992	321,072
Winmark Corp.	873	307,846
Total Specialty Retail		26,177,334
Technology Hardware, Storage & Peripherals - 0.8%
Corsair Gaming, Inc.*	35,267	389,348
CPI Card Group, Inc.*	19,575	533,419
Eastman Kodak Co.*(a)	155,376	835,923
Immersion Corp.	52,422	493,291
Xerox Holdings Corp.	191,130	2,220,930
Total Technology Hardware, Storage & Peripherals		4,472,911
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	22,892	1,418,617
Figs, Inc., Class A*	38,126	203,212
G-III Apparel Group Ltd.*	28,304	766,189
Levi Strauss & Co., Class A	190,192	3,666,902
Movado Group, Inc.	18,003	447,555
Oxford Industries, Inc.	15,434	1,545,715
Rocky Brands, Inc.	5,519	203,982
Vera Bradley, Inc.*	28,835	180,507
Wolverine World Wide, Inc.	20,934	283,028
Total Textiles, Apparel & Luxury Goods		8,715,707
Tobacco - 0.4%
Turning Point Brands, Inc.	6,593	211,569
Universal Corp.	16,149	778,220
Vector Group Ltd.	124,687	1,317,942
Total Tobacco		2,307,731
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc.(a)	19,490	156,700
BlueLinx Holdings, Inc.*	9,395	874,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

Investments	Shares	Value
Custom Truck One Source, Inc.*	93,609	$407,199
Distribution Solutions Group, Inc.*(a)	9,350	280,500
DNOW, Inc.*	82,536	1,133,219
DXP Enterprises, Inc.*	20,550	942,012
EVI Industries, Inc.	4,412	83,475
Global Industrial Co.	15,202	476,735
H&E Equipment Services, Inc.	27,942	1,234,198
Hudson Technologies, Inc.*	35,982	316,282
Karat Packaging, Inc.	14,634	432,874
McGrath RentCorp	13,707	1,460,481
MRC Global, Inc.*	84,285	1,088,119
Titan Machinery, Inc.*(a)	33,628	534,685
Transcat, Inc.*	2,178	260,663
Willis Lease Finance Corp.	8,403	582,328
Total Trading Companies & Distributors		10,264,050
Water Utilities - 0.2%
Artesian Resources Corp., Class A	3,820	134,311
Middlesex Water Co.	4,453	232,714
Pure Cycle Corp.*	9,033	86,265
SJW Group	11,886	644,459
York Water Co.	6,069	225,099
Total Water Utilities		1,322,848
Wireless Telecommunication Services - 0.4%
Gogo, Inc.*	119,756	1,152,053
Spok Holdings, Inc.	21,105	312,565
U.S. Cellular Corp.*(a)	11,461	639,753
Total Wireless Telecommunication Services		2,104,371
Total United States		579,931,831
Canada - 0.0%
Insurance - 0.0%
Kingsway Financial Services, Inc.*(a)	4,017	33,100
China - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor, Inc., Class A*(a)	41,169	254,013
Jersey - 0.3%
Chemicals - 0.3%
Arcadium Lithium PLC*(a)	573,557	1,927,152
Philippines - 0.1%
Professional Services - 0.1%
TaskUS, Inc., Class A*(a)	34,720	462,123
Puerto Rico - 0.4%
Banks - 0.2%
OFG Bancorp	34,985	1,310,188
Financial Services - 0.2%
EVERTEC, Inc.	33,136	1,101,772
Total Puerto Rico		2,411,960
TOTAL COMMON STOCKS (Cost: $583,558,364)		585,020,179
WARRANTS - 0.0%
United States - 0.0%
OmniAb, Inc., exercise price $12.50, expiring 11/1/27*†	2,562	0
OmniAb, Inc., exercise price $15.00, expiring 11/1/27*†	2,562	0
TOTAL WARRANTS (Cost: $0)		0
EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree U.S. MidCap Fund(b) (Cost: $17,169)	329	19,013
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $3,400,469)	3,400,469	3,400,469
TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $586,976,002)		588,439,661
Other Assets less Liabilities - (0.3)%		(1,747,267)
NET ASSETS - 100.0%		$586,692,394

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $43,584, which represents 0.01% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $33,326,747 and the total market value of the collateral held by the Fund was $34,189,056. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $30,788,587.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2024	Dividend Income
WisdomTree U.S. MidCap Fund	$206,248	$479,913	$644,268	$2,334	$(25,214)	$19,013	$2,200

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$5,459,908	$—	$43,584	*	$5,503,492
Other	579,516,687	—	—		579,516,687
Warrants	—	—	0	*	0
Exchange-Traded Fund	19,013	—	—		19,013
Investment of Cash Collateral for Securities Loaned	—	3,400,469	—		3,400,469
Total Investments in Securities	$584,995,608	$3,400,469	$43,584		$588,439,661

*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
United States - 99.1%
Automobile Components - 1.1%
Patrick Industries, Inc.	29,141	$3,163,255
Standard Motor Products, Inc.	33,931	940,907
Total Automobile Components		4,104,162
Automobiles - 0.4%
Winnebago Industries, Inc.	28,468	1,542,966
Banks - 4.4%
Arrow Financial Corp.	33,129	863,010
Banc of California, Inc.	258,046	3,297,828
Bank7 Corp.	8,254	258,350
Brookline Bancorp, Inc.	220,253	1,839,113
Capital Bancorp, Inc.	9,641	197,641
Citizens Financial Services, Inc.	7,748	348,214
Community West Bancshares	10,230	189,255
Esquire Financial Holdings, Inc.	4,273	203,395
First Bank	19,387	246,990
First Internet Bancorp	4,447	120,158
International Bancshares Corp.	82,331	4,710,157
Live Oak Bancshares, Inc.	17,144	601,069
MidWestOne Financial Group, Inc.	16,414	369,151
MVB Financial Corp.	15,875	295,910
Northeast Bank	3,227	196,395
Parke Bancorp, Inc.	11,715	203,841
Pathward Financial, Inc.	10,534	595,908
Peoples Financial Services Corp.	10,210	464,963
Plumas Bancorp	5,607	201,740
Shore Bancshares, Inc.	48,433	554,558
Unity Bancorp, Inc.	7,385	218,374
Total Banks		15,976,020
Beverages - 0.2%
MGP Ingredients, Inc.	8,879	660,598
Building Products - 1.6%
Apogee Enterprises, Inc.	21,731	1,365,467
CSW Industrials, Inc.	6,369	1,689,759
Griffon Corp.	33,268	2,124,495
Insteel Industries, Inc.	7,461	230,993
Quanex Building Products Corp.	16,053	443,865
Total Building Products		5,854,579
Capital Markets - 9.2%
BGC Group, Inc., Class A	165,004	1,369,533
Cohen & Steers, Inc.(a)	93,337	6,772,533
Diamond Hill Investment Group, Inc.	5,375	756,531
Oppenheimer Holdings, Inc., Class A	7,372	353,193
Piper Sandler Cos.	13,481	3,102,922
PJT Partners, Inc., Class A(a)	12,378	1,335,710
Silvercrest Asset Management Group, Inc., Class A	18,200	283,738
StepStone Group, Inc., Class A	106,314	4,878,749
Victory Capital Holdings, Inc., Class A	127,105	6,066,722
Virtu Financial, Inc., Class A	242,125	5,435,706
Virtus Investment Partners, Inc.	13,800	3,116,730
Total Capital Markets		33,472,067
Chemicals - 3.5%
AdvanSix, Inc.	33,376	764,978
Hawkins, Inc.	10,460	951,860
Innospec, Inc.	16,687	2,062,346
Koppers Holdings, Inc.	8,648	319,890
Minerals Technologies, Inc.	13,325	1,108,107
Quaker Chemical Corp.	8,735	1,482,329
Sensient Technologies Corp.	59,141	4,387,671
Stepan Co.	19,710	1,654,852
Total Chemicals		12,732,033
Commercial Services & Supplies - 4.4%
ACCO Brands Corp.	248,898	1,169,821
Acme United Corp.	2,259	79,223
ARC Document Solutions, Inc.	65,402	172,661
Brady Corp., Class A	37,596	2,482,088
Brink's Co.	24,671	2,526,311
Deluxe Corp.	109,637	2,462,447
Ennis, Inc.	55,206	1,208,459
Interface, Inc.	22,905	336,245
MillerKnoll, Inc.	106,766	2,828,231
Steelcase, Inc., Class A	150,369	1,948,782
VSE Corp.	6,391	564,198
Total Commercial Services & Supplies		15,778,466
Construction & Engineering - 1.0%
Argan, Inc.	16,555	1,211,164
Granite Construction, Inc.	24,114	1,494,345
Primoris Services Corp.	21,287	1,062,008
Total Construction & Engineering		3,767,517
Construction Materials - 0.2%
U.S. Lime & Minerals, Inc.	2,367	862,014
Consumer Finance - 2.4%
Nelnet, Inc., Class A	17,675	1,782,700
Regional Management Corp.	22,505	646,794
SLM Corp.	305,242	6,345,981
Total Consumer Finance		8,775,475
Consumer Staples Distribution & Retail - 1.0%
Andersons, Inc.	23,473	1,164,261
Ingles Markets, Inc., Class A	6,151	422,020
Natural Grocers by Vitamin Cottage, Inc.	20,329	430,975
PriceSmart, Inc.	20,670	1,678,404
Total Consumer Staples Distribution & Retail		3,695,660
Containers & Packaging - 0.9%
Greif, Inc., Class A	37,594	2,160,527
Myers Industries, Inc.	54,125	724,193
TriMas Corp.	16,931	432,756
Total Containers & Packaging		3,317,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2024

Investments	Shares	Value
Distributors - 0.4%
A-Mark Precious Metals, Inc.	31,419	$1,017,033
Weyco Group, Inc.	11,330	343,526
Total Distributors		1,360,559
Diversified Consumer Services - 1.1%
Carriage Services, Inc.	13,748	368,996
Strategic Education, Inc.	33,180	3,671,699
Total Diversified Consumer Services		4,040,695
Diversified Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	21,655	353,626
Electric Utilities - 0.9%
MGE Energy, Inc.	42,347	3,164,168
Electrical Equipment - 1.3%
Allient, Inc.	6,306	159,353
Encore Wire Corp.	6,974	2,021,275
EnerSys	20,770	2,150,110
LSI Industries, Inc.	19,649	284,321
Preformed Line Products Co.	2,056	256,054
Total Electrical Equipment		4,871,113
Electronic Equipment, Instruments & Components - 2.7%
Advanced Energy Industries, Inc.	16,210	1,763,000
Bel Fuse, Inc., Class B	4,533	295,733
Belden, Inc.	16,946	1,589,535
Benchmark Electronics, Inc.	48,099	1,897,987
Climb Global Solutions, Inc.	3,009	188,995
Crane NXT Co.	30,789	1,891,060
Methode Electronics, Inc.	41,601	430,570
Napco Security Technologies, Inc.	18,269	949,075
PC Connection, Inc.	10,445	670,569
Richardson Electronics Ltd.	9,779	116,272
Total Electronic Equipment, Instruments & Components		9,792,796
Energy Equipment & Services - 2.6%
Cactus, Inc., Class A	37,234	1,963,721
Core Laboratories, Inc.	19,072	386,971
Liberty Energy, Inc.	125,711	2,626,103
Ranger Energy Services, Inc.	23,325	245,379
RPC, Inc.	238,486	1,490,538
Select Water Solutions, Inc.	170,619	1,825,623
Solaris Oilfield Infrastructure, Inc., Class A	81,437	698,729
Total Energy Equipment & Services		9,237,064
Financial Services - 1.9%
Cass Information Systems, Inc.	19,307	773,631
UWM Holdings Corp.(a)	237,720	1,647,400
Walker & Dunlop, Inc.	46,875	4,603,125
Total Financial Services		7,024,156
Food Products - 1.5%
Cal-Maine Foods, Inc.	17,604	1,075,781
J & J Snack Foods Corp.	16,641	2,701,999
John B Sanfilippo & Son, Inc.	16,359	1,589,604
Total Food Products		5,367,384
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	25,293	2,686,117
Ground Transportation - 1.4%
ArcBest Corp.	10,451	1,119,093
Covenant Logistics Group, Inc.	5,377	265,032
Heartland Express, Inc.	32,001	394,572
Marten Transport Ltd.	50,109	924,511
Universal Logistics Holdings, Inc.	19,626	796,619
Werner Enterprises, Inc.	43,933	1,574,120
Total Ground Transportation		5,073,947
Health Care Equipment & Supplies - 0.9%
Atrion Corp.	2,409	1,089,904
CONMED Corp.	12,579	871,976
LeMaitre Vascular, Inc.	11,392	937,334
Utah Medical Products, Inc.	2,574	171,969
Total Health Care Equipment & Supplies		3,071,183
Health Care Providers & Services - 3.1%
National Research Corp.	14,060	322,677
Patterson Cos., Inc.	194,849	4,699,758
Select Medical Holdings Corp.	140,087	4,911,450
U.S. Physical Therapy, Inc.	14,764	1,364,489
Total Health Care Providers & Services		11,298,374
Health Care Technology - 0.1%
Simulations Plus, Inc.(a)	8,507	413,610
Hotels, Restaurants & Leisure - 5.1%
Bloomin' Brands, Inc.	178,156	3,425,940
Cheesecake Factory, Inc.	88,545	3,478,933
Marriott Vacations Worldwide Corp.	74,069	6,467,705
Monarch Casino & Resort, Inc.	18,405	1,253,933
RCI Hospitality Holdings, Inc.	3,815	166,181
Red Rock Resorts, Inc., Class A	67,471	3,706,182
Total Hotels, Restaurants & Leisure		18,498,874
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	12,138	172,481
Century Communities, Inc.	20,064	1,638,426
Ethan Allen Interiors, Inc.	65,265	1,820,241
Hamilton Beach Brands Holding Co., Class A	12,035	206,882
La-Z-Boy, Inc.	43,658	1,627,570
Total Household Durables		5,465,600
Household Products - 2.7%
Energizer Holdings, Inc.	142,399	4,206,466
Spectrum Brands Holdings, Inc.	42,056	3,613,872
WD-40 Co.	9,520	2,090,973
Total Household Products		9,911,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2024

Investments	Shares	Value
Insurance - 1.1%
CNO Financial Group, Inc.	126,971	$3,519,636
Crawford & Co., Class A	33,458	289,077
Total Insurance		3,808,713
Interactive Media & Services - 0.5%
Shutterstock, Inc.(a)	44,543	1,723,814
IT Services - 0.2%
Hackett Group, Inc.	26,375	572,865
Information Services Group, Inc.	55,949	164,490
Total IT Services		737,355
Leisure Products - 0.8%
Escalade, Inc.	13,276	183,076
Johnson Outdoors, Inc., Class A	10,899	381,247
Marine Products Corp.	47,692	481,689
Smith & Wesson Brands, Inc.	78,903	1,131,469
Sturm Ruger & Co., Inc.	13,312	554,445
Total Leisure Products		2,731,926
Machinery - 7.6%
Alamo Group, Inc.	4,906	848,738
Albany International Corp., Class A	17,838	1,506,419
Columbus McKinnon Corp.	12,108	418,210
Douglas Dynamics, Inc.	48,466	1,134,104
Enerpac Tool Group Corp.	22,236	848,970
Enpro, Inc.	9,251	1,346,668
ESCO Technologies, Inc.	10,537	1,106,807
Gorman-Rupp Co.	28,641	1,051,411
Helios Technologies, Inc.	14,837	708,467
Hillenbrand, Inc.	78,853	3,155,697
John Bean Technologies Corp.	13,296	1,262,721
Kadant, Inc.	4,778	1,403,681
Kennametal, Inc.	135,553	3,190,918
Lindsay Corp.	6,391	785,326
Mueller Water Products, Inc., Class A	150,250	2,692,480
Omega Flex, Inc.	8,518	436,803
REV Group, Inc.	35,900	893,551
Shyft Group, Inc.	30,284	359,168
Standex International Corp.	5,204	838,625
Tennant Co.	12,145	1,195,554
Terex Corp.	45,737	2,508,217
Total Machinery		27,692,535
Marine Transportation - 0.9%
Matson, Inc.	23,382	3,062,341
Media - 3.4%
Cable One, Inc.	6,524	2,309,496
Gray Television, Inc.	175,514	912,673
John Wiley & Sons, Inc., Class A	107,722	4,384,285
Saga Communications, Inc., Class A	7,905	124,504
TEGNA, Inc.	309,537	4,314,946
Townsquare Media, Inc., Class A	18,720	205,171
Total Media		12,251,075
Metals & Mining - 1.6%
Arch Resources, Inc.	7,393	1,125,436
Haynes International, Inc.	11,601	680,979
Materion Corp.	8,526	921,916
Olympic Steel, Inc.	5,160	231,323
Ramaco Resources, Inc., Class A	61,953	771,315
Ryerson Holding Corp.	41,841	815,900
Warrior Met Coal, Inc.	20,664	1,297,079
Total Metals & Mining		5,843,948
Oil, Gas & Consumable Fuels - 4.5%
Berry Corp.	205,398	1,326,871
Evolution Petroleum Corp.	85,779	452,055
HighPeak Energy, Inc.(a)	56,525	794,741
Peabody Energy Corp.	84,049	1,859,164
PHX Minerals, Inc.	49,349	160,878
Riley Exploration Permian, Inc.	47,710	1,350,670
SandRidge Energy, Inc.	54,435	703,845
VAALCO Energy, Inc.	275,145	1,725,159
Viper Energy, Inc.	157,100	5,895,963
Voc Energy Trust	23,727	114,127
World Kinect Corp.	80,951	2,088,536
Total Oil, Gas & Consumable Fuels		16,472,009
Paper & Forest Products - 0.9%
Sylvamo Corp.	48,675	3,339,105
Personal Care Products - 0.5%
Edgewell Personal Care Co.	44,380	1,783,632
Professional Services - 2.6%
Barrett Business Services, Inc.	13,986	458,321
CRA International, Inc.	5,966	1,027,465
CSG Systems International, Inc.	33,768	1,390,229
Heidrick & Struggles International, Inc.	21,050	664,759
HireQuest, Inc.	9,780	120,783
ICF International, Inc.	7,546	1,120,279
Kforce, Inc.	20,896	1,298,268
Korn Ferry	36,199	2,430,401
Resources Connection, Inc.	67,557	745,829
Total Professional Services		9,256,334
Real Estate Management & Development - 1.0%
Newmark Group, Inc., Class A	109,898	1,124,256
RMR Group, Inc., Class A	38,468	869,377
St. Joe Co.	27,244	1,490,247
Total Real Estate Management & Development		3,483,880
Retail REITs - 0.3%
Alexander's, Inc.	4,629	1,040,877
Semiconductors & Semiconductor Equipment - 0.3%
NVE Corp.	12,033	898,745
Software - 0.7%
A10 Networks, Inc.	68,966	955,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2024

Investments	Shares	Value
Progress Software Corp.	28,337	$1,537,566
ReposiTrak, Inc.	9,288	142,013
Total Software		2,634,758
Specialty Retail - 4.6%
Aaron's Co., Inc.	71,714	715,706
Arko Corp.	91,411	573,147
Buckle, Inc.	89,620	3,310,563
Caleres, Inc.	17,642	592,771
Camping World Holdings, Inc., Class A	52,427	936,346
Designer Brands, Inc., Class A(a)	65,412	446,764
Guess?, Inc.	141,713	2,890,945
Hibbett, Inc.	9,949	867,652
Shoe Carnival, Inc.	26,264	968,879
Sonic Automotive, Inc., Class A	28,461	1,550,271
Upbound Group, Inc.	127,535	3,915,324
Total Specialty Retail		16,768,368
Textiles, Apparel & Luxury Goods - 5.3%
Carter's, Inc.	79,949	4,954,440
Kontoor Brands, Inc.	104,466	6,910,426
Lakeland Industries, Inc.	3,581	82,148
Movado Group, Inc.	38,563	958,676
Oxford Industries, Inc.	23,902	2,393,785
Rocky Brands, Inc.	6,999	258,683
Steven Madden Ltd.	82,660	3,496,518
Total Textiles, Apparel & Luxury Goods		19,054,676
Tobacco - 0.1%
Turning Point Brands, Inc.	9,454	303,379
Trading Companies & Distributors - 2.9%
Global Industrial Co.	36,892	1,156,933
H&E Equipment Services, Inc.	43,685	1,929,566
Herc Holdings, Inc.	30,164	4,020,560
Karat Packaging, Inc.	36,225	1,071,535
McGrath RentCorp	22,256	2,371,377
Total Trading Companies & Distributors		10,549,971
Water Utilities - 1.0%
American States Water Co.	39,151	2,841,188
Artesian Resources Corp., Class A	12,185	428,425
Global Water Resources, Inc.	13,873	167,863
Total Water Utilities		3,437,476
Total United States		359,044,527
Puerto Rico - 0.2%
Financial Services - 0.2%
EVERTEC, Inc.	25,158	836,504
Singapore - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Kulicke & Soffa Industries, Inc.	45,160	2,221,420
TOTAL COMMON STOCKS (Cost: $341,888,260)		362,102,451
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $743,606)	743,606	743,606
TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $342,631,866)		362,846,057
Other Assets less Liabilities - (0.1)%		(365,105)
NET ASSETS - 100.0%		$362,480,952

(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $8,737,784 and the total market value of the collateral held by the Fund was $8,886,483. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,142,877.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$362,102,451	$—	$—	$362,102,451
Investment of Cash Collateral for Securities Loaned	—	743,606	—	743,606
Total Investments in Securities	$362,102,451	$743,606	$—	$362,846,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
United States - 98.7%
Aerospace & Defense - 0.2%
V2X, Inc.*	182	$8,729
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	420	5,826
Forward Air Corp.	132	2,513
Hub Group, Inc., Class A	361	15,541
Total Air Freight & Logistics		23,880
Automobile Components - 2.2%
Dorman Products, Inc.*	184	16,832
Fox Factory Holding Corp.*	252	12,144
LCI Industries	154	15,920
Patrick Industries, Inc.	136	14,763
Visteon Corp.*	170	18,139
XPEL, Inc.*	157	5,583
Total Automobile Components		83,381
Automobiles - 0.3%
Winnebago Industries, Inc.	178	9,648
Beverages - 1.6%
Boston Beer Co., Inc., Class A*	71	21,659
MGP Ingredients, Inc.	133	9,895
National Beverage Corp.	551	28,233
Total Beverages		59,787
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc.*	978	15,892
Avid Bioservices, Inc.*	366	2,613
Catalyst Pharmaceuticals, Inc.*	685	10,611
Dynavax Technologies Corp.*	779	8,748
Humacyte, Inc.*	682	3,274
Organogenesis Holdings, Inc.*	726	2,033
Protagonist Therapeutics, Inc.*	307	10,638
Vericel Corp.*	282	12,938
Vir Biotechnology, Inc.*	673	5,990
Voyager Therapeutics, Inc.*	318	2,515
Total Biotechnology		75,252
Building Products - 2.3%
AZZ, Inc.	182	14,060
CSW Industrials, Inc.	91	24,143
Gibraltar Industries, Inc.*	188	12,888
Hayward Holdings, Inc.*	1,307	16,076
Insteel Industries, Inc.	118	3,653
Janus International Group, Inc.*	864	10,912
Quanex Building Products Corp.	199	5,502
Total Building Products		87,234
Capital Markets - 4.9%
Cohen & Steers, Inc.	299	21,695
Diamond Hill Investment Group, Inc.	17	2,393
Donnelley Financial Solutions, Inc.*	169	10,076
Federated Hermes, Inc.	508	16,703
GCM Grosvenor, Inc., Class A	274	2,674
Moelis & Co., Class A	425	24,165
Open Lending Corp., Class A*	677	3,778
Perella Weinberg Partners	312	5,070
Piper Sandler Cos.	104	23,938
PJT Partners, Inc., Class A	143	15,431
StepStone Group, Inc., Class A	395	18,127
StoneX Group, Inc.*	188	14,158
Victory Capital Holdings, Inc., Class A	385	18,376
Virtus Investment Partners, Inc.	43	9,712
Total Capital Markets		186,296
Chemicals - 1.6%
Arq, Inc.*	220	1,335
Hawkins, Inc.	124	11,284
Innospec, Inc.	144	17,797
Intrepid Potash, Inc.*	77	1,804
Koppers Holdings, Inc.	121	4,476
LSB Industries, Inc.*	448	3,665
Quaker Chemical Corp.	106	17,988
Total Chemicals		58,349
Commercial Services & Supplies - 0.4%
Driven Brands Holdings, Inc.*	956	12,170
Liquidity Services, Inc.*	191	3,816
Total Commercial Services & Supplies		15,986
Communications Equipment - 0.4%
Calix, Inc.*	385	13,641
Clearfield, Inc.*	84	3,239
Total Communications Equipment		16,880
Construction & Engineering - 3.3%
Ameresco, Inc., Class A*	316	9,104
Arcosa, Inc.	287	23,939
Construction Partners, Inc., Class A*	313	17,281
IES Holdings, Inc.*	126	17,555
Limbach Holdings, Inc.*	68	3,871
MYR Group, Inc.*	98	13,300
Primoris Services Corp.	317	15,815
Sterling Infrastructure, Inc.*	182	21,538
Total Construction & Engineering		122,403
Construction Materials - 0.3%
U.S. Lime & Minerals, Inc.	34	12,382
Consumer Finance - 0.7%
Enova International, Inc.*	164	10,209
Upstart Holdings, Inc.*	478	11,276
World Acceptance Corp.*	35	4,325
Total Consumer Finance		25,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2024

Investments	Shares	Value
Consumer Staples Distribution & Retail - 1.6%
Andersons, Inc.	205	$10,168
Chefs' Warehouse, Inc.*	232	9,074
Grocery Outlet Holding Corp.*	611	13,515
Ingles Markets, Inc., Class A	112	7,684
PriceSmart, Inc.	187	15,185
United Natural Foods, Inc.*	322	4,218
Total Consumer Staples Distribution & Retail		59,844
Containers & Packaging - 0.6%
Greif, Inc., Class A	349	20,057
Myers Industries, Inc.	212	2,837
Total Containers & Packaging		22,894
Distributors - 0.1%
A-Mark Precious Metals, Inc.	139	4,499
Diversified Consumer Services - 2.8%
Carriage Services, Inc.	82	2,201
Coursera, Inc.*	968	6,931
European Wax Center, Inc., Class A*(a)	282	2,800
Frontdoor, Inc.*	433	14,631
Grand Canyon Education, Inc.*	178	24,904
Mister Car Wash, Inc.*	1,896	13,500
Nerdy, Inc.*	648	1,082
Strategic Education, Inc.	143	15,824
Stride, Inc.*	251	17,695
Universal Technical Institute, Inc.*	316	4,971
Total Diversified Consumer Services		104,539
Diversified Telecommunication Services - 0.7%
Bandwidth, Inc., Class A*	158	2,667
Cogent Communications Holdings, Inc.	292	16,481
IDT Corp., Class B	160	5,747
Total Diversified Telecommunication Services		24,895
Electrical Equipment - 1.7%
Allient, Inc.	104	2,628
Array Technologies, Inc.*	886	9,090
EnerSys	238	24,638
Powell Industries, Inc.	74	10,612
Preformed Line Products Co.	29	3,612
Shoals Technologies Group, Inc., Class A*	995	6,209
Vicor Corp.*	266	8,820
Total Electrical Equipment		65,609
Electronic Equipment, Instruments & Components - 1.9%
Advanced Energy Industries, Inc.	217	23,601
Bel Fuse, Inc., Class B	77	5,024
ePlus, Inc.*	158	11,641
Kimball Electronics, Inc.*	148	3,253
Luna Innovations, Inc.*	197	630
Napco Security Technologies, Inc.	206	10,702
Vishay Intertechnology, Inc.	828	18,464
Total Electronic Equipment, Instruments & Components		73,315
Energy Equipment & Services - 1.5%
Bristow Group, Inc.*	164	5,499
Cactus, Inc., Class A	392	20,674
Liberty Energy, Inc.	1,004	20,974
Ranger Energy Services, Inc.	131	1,378
RPC, Inc.	1,338	8,362
Total Energy Equipment & Services		56,887
Financial Services - 2.2%
Cantaloupe, Inc.*	444	2,930
Flywire Corp.*	736	12,063
I3 Verticals, Inc., Class A*	143	3,157
International Money Express, Inc.*	190	3,960
Merchants Bancorp	275	11,149
NewtekOne, Inc.	156	1,961
NMI Holdings, Inc., Class A*	480	16,339
Shift4 Payments, Inc., Class A*(a)	370	27,140
UWM Holdings Corp.(a)	553	3,832
Total Financial Services		82,531
Food Products - 2.1%
Cal-Maine Foods, Inc.	302	18,455
John B Sanfilippo & Son, Inc.	70	6,802
Simply Good Foods Co.*	593	21,425
Tootsie Roll Industries, Inc.	430	13,145
Utz Brands, Inc.	468	7,788
Vital Farms, Inc.*	239	11,178
Total Food Products		78,793
Ground Transportation - 2.3%
ArcBest Corp.	134	14,349
Avis Budget Group, Inc.	215	22,472
Covenant Logistics Group, Inc.	84	4,140
Heartland Express, Inc.	464	5,721
Marten Transport Ltd.	478	8,819
Schneider National, Inc., Class B	1,041	25,151
Universal Logistics Holdings, Inc.	163	6,616
Total Ground Transportation		87,268
Health Care Equipment & Supplies - 3.6%
AtriCure, Inc.*	296	6,740
Inari Medical, Inc.*	340	16,371
Inspire Medical Systems, Inc.*	173	23,153
iRadimed Corp.	77	3,383
LeMaitre Vascular, Inc.	128	10,532
OraSure Technologies, Inc.*	426	1,815
QuidelOrtho Corp.*	412	13,687
Semler Scientific, Inc.*	37	1,273
STAAR Surgical Co.*	294	13,997
Tactile Systems Technology, Inc.*	151	1,803
TransMedics Group, Inc.*	193	29,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2024

Investments	Shares	Value
UFP Technologies, Inc.*	44	$11,610
Utah Medical Products, Inc.	24	1,603
Zynex, Inc.*(a)	188	1,752
Total Health Care Equipment & Supplies		136,789
Health Care Providers & Services - 3.6%
Addus HomeCare Corp.*	95	11,030
AMN Healthcare Services, Inc.*	230	11,783
Astrana Health, Inc.*	290	11,762
CorVel Corp.*	101	25,681
Cross Country Healthcare, Inc.*	203	2,810
Fulgent Genetics, Inc.*	170	3,335
Hims & Hers Health, Inc.*	1,187	23,966
National Research Corp.	140	3,213
Progyny, Inc.*	565	16,165
Select Medical Holdings Corp.	773	27,101
Total Health Care Providers & Services		136,846
Health Care Technology - 0.6%
GoodRx Holdings, Inc., Class A*	2,100	16,380
Simulations Plus, Inc.	115	5,591
Total Health Care Technology		21,971
Hotels, Restaurants & Leisure - 3.7%
Accel Entertainment, Inc.*	490	5,027
Bloomin' Brands, Inc.	545	10,480
Cheesecake Factory, Inc.	304	11,944
Dave & Buster's Entertainment, Inc.*	242	9,634
Everi Holdings, Inc.*	475	3,990
Hilton Grand Vacations, Inc.*	606	24,501
Kura Sushi USA, Inc., Class A*	66	4,164
Monarch Casino & Resort, Inc.	112	7,631
Papa John's International, Inc.	196	9,208
RCI Hospitality Holdings, Inc.	54	2,352
Red Rock Resorts, Inc., Class A	356	19,555
Rush Street Interactive, Inc.*	446	4,277
Target Hospitality Corp.*	576	5,017
United Parks & Resorts, Inc.*	374	20,312
Total Hotels, Restaurants & Leisure		138,092
Household Durables - 5.2%
Cavco Industries, Inc.*	48	16,616
Century Communities, Inc.	190	15,515
Cricut, Inc., Class A	1,173	7,026
Dream Finders Homes, Inc., Class A*	558	14,408
Green Brick Partners, Inc.*	263	15,054
Hovnanian Enterprises, Inc., Class A*	36	5,109
Landsea Homes Corp.*	200	1,838
Legacy Housing Corp.*	155	3,556
LGI Homes, Inc.*	139	12,439
Lovesac Co.*	90	2,032
M/I Homes, Inc.*	163	19,909
Skyline Champion Corp.*	342	23,171
Sonos, Inc.*	709	10,465
Tri Pointe Homes, Inc.*	564	21,009
Vizio Holding Corp., Class A*	1,143	12,344
Worthington Enterprises, Inc.	306	14,483
Total Household Durables		194,974
Household Products - 0.5%
Oil-Dri Corp. of America	43	2,756
WD-40 Co.	78	17,132
Total Household Products		19,888
Insurance - 0.7%
Goosehead Insurance, Inc., Class A*	151	8,673
HCI Group, Inc.	64	5,899
Palomar Holdings, Inc.*	150	12,173
Total Insurance		26,745
Interactive Media & Services - 1.4%
Cargurus, Inc.*	589	15,432
Cars.com, Inc.*	389	7,663
EverQuote, Inc., Class A*	193	4,026
Shutterstock, Inc.	212	8,204
Vimeo, Inc.*	997	3,719
Yelp, Inc.*	401	14,817
Total Interactive Media & Services		53,861
IT Services - 1.9%
ASGN, Inc.*	275	24,247
Couchbase, Inc.*	293	5,350
DigitalOcean Holdings, Inc.*	522	18,140
Grid Dynamics Holdings, Inc.*	438	4,603
Hackett Group, Inc.	168	3,649
Perficient, Inc.*	205	15,332
Total IT Services		71,321
Leisure Products - 2.3%
Acushnet Holdings Corp.	370	23,488
Malibu Boats, Inc., Class A*	120	4,205
MasterCraft Boat Holdings, Inc.*	104	1,963
Smith & Wesson Brands, Inc.	271	3,886
Sturm Ruger & Co., Inc.	103	4,290
Topgolf Callaway Brands Corp.*	1,083	16,570
Vista Outdoor, Inc.*	344	12,952
YETI Holdings, Inc.*	476	18,159
Total Leisure Products		85,513
Life Sciences Tools & Services - 0.3%
Cytek Biosciences, Inc.*	745	4,157
Maravai LifeSciences Holdings, Inc., Class A*	793	5,678
Total Life Sciences Tools & Services		9,835
Machinery - 3.3%
Alamo Group, Inc.	71	12,283
Franklin Electric Co., Inc.	276	26,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2024

Investments	Shares	Value
Kadant, Inc.	68	$19,977
Lindsay Corp.	67	8,233
Miller Industries, Inc.	71	3,906
Mueller Water Products, Inc., Class A	937	16,791
REV Group, Inc.	283	7,044
Terex Corp.	401	21,991
Wabash National Corp.	276	6,028
Total Machinery		122,837
Marine Transportation - 0.7%
Matson, Inc.	202	26,456
Media - 0.7%
Cable One, Inc.(a)	34	12,036
Entravision Communications Corp., Class A	546	1,108
National CineMedia, Inc.*	617	2,709
PubMatic, Inc., Class A*	287	5,829
Thryv Holdings, Inc.*	214	3,813
Total Media		25,495
Metals & Mining - 2.4%
Alpha Metallurgical Resources, Inc.	80	22,443
Arch Resources, Inc.	114	17,354
Haynes International, Inc.	79	4,637
Materion Corp.	124	13,408
Olympic Steel, Inc.	64	2,869
Ramaco Resources, Inc., Class A	336	4,183
Ryerson Holding Corp.	209	4,076
Warrior Met Coal, Inc.	326	20,463
Total Metals & Mining		89,433
Oil, Gas & Consumable Fuels - 4.2%
Amplify Energy Corp.*	258	1,749
Berry Corp.	467	3,017
Comstock Resources, Inc.	1,722	17,874
CONSOL Energy, Inc.*	186	18,978
CVR Energy, Inc.	598	16,008
Evolution Petroleum Corp.	220	1,159
Hallador Energy Co.*	224	1,740
Kinetik Holdings, Inc.	350	14,504
Northern Oil & Gas, Inc.	608	22,599
Par Pacific Holdings, Inc.*	348	8,787
Peabody Energy Corp.	793	17,541
REX American Resources Corp.*	106	4,833
Riley Exploration Permian, Inc.	131	3,709
Ring Energy, Inc.*	1,152	1,947
SandRidge Energy, Inc.	220	2,845
SilverBow Resources, Inc.*	150	5,675
VAALCO Energy, Inc.	642	4,025
Vital Energy, Inc.*	235	10,533
Total Oil, Gas & Consumable Fuels		157,523
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	104	5,041
Passenger Airlines - 0.1%
Sun Country Airlines Holdings, Inc.*	311	3,906
Personal Care Products - 0.6%
Inter Parfums, Inc.	188	21,814
Medifast, Inc.	65	1,418
Total Personal Care Products		23,232
Pharmaceuticals - 1.7%
Amphastar Pharmaceuticals, Inc.*	287	11,480
Collegium Pharmaceutical, Inc.*	193	6,215
Corcept Therapeutics, Inc.*	556	18,064
Harmony Biosciences Holdings, Inc.*	335	10,107
Pacira BioSciences, Inc.*	280	8,011
Supernus Pharmaceuticals, Inc.*	324	8,667
Total Pharmaceuticals		62,544
Professional Services - 3.8%
Barrett Business Services, Inc.	164	5,374
CBIZ, Inc.*	294	21,785
CRA International, Inc.	40	6,889
Huron Consulting Group, Inc.*	101	9,949
Insperity, Inc.	227	20,705
Korn Ferry	312	20,948
Legalzoom.com, Inc.*	1,116	9,363
NV5 Global, Inc.*	95	8,832
RCM Technologies, Inc.*	46	861
TTEC Holdings, Inc.	214	1,258
Upwork, Inc.*	762	8,192
Verra Mobility Corp.*	992	26,982
Total Professional Services		141,138
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research, Inc., Class A*	336	7,748
Aehr Test Systems*	148	1,653
Axcelis Technologies, Inc.*	167	23,746
Cohu, Inc.*	275	9,102
Diodes, Inc.*	272	19,565
inTEST Corp.*	78	771
PDF Solutions, Inc.*	233	8,477
Photronics, Inc.*	376	9,276
Power Integrations, Inc.	338	23,724
Ultra Clean Holdings, Inc.*	266	13,034
Total Semiconductors & Semiconductor Equipment		117,096
Software - 6.0%
Agilysys, Inc.*	156	16,246
Alarm.com Holdings, Inc.*	300	19,062
Alkami Technology, Inc.*	614	17,487
AvePoint, Inc.*	1,091	11,368
BlackLine, Inc.*	355	17,200
Box, Inc., Class A*	875	23,135
CS Disco, Inc.*	348	2,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2024

Investments	Shares	Value
DoubleVerify Holdings, Inc.*	1,002	$19,509
EverCommerce, Inc.*	1,093	12,001
Intapp, Inc.*	425	15,585
InterDigital, Inc.(a)	145	16,901
Mitek Systems, Inc.*	263	2,940
N-able, Inc.*	1,035	15,763
Progress Software Corp.	251	13,619
SEMrush Holdings, Inc., Class A*	826	11,060
Sprout Social, Inc., Class A*	313	11,168
Viant Technology, Inc., Class A*	108	1,066
Total Software		226,184
Specialty Retail - 4.3%
Aaron's Co., Inc.	169	1,687
Academy Sports & Outdoors, Inc.	443	23,590
America's Car-Mart, Inc.*	37	2,228
Arko Corp.	684	4,289
Boot Barn Holdings, Inc.*	170	21,918
Buckle, Inc.	301	11,119
Build-A-Bear Workshop, Inc.	83	2,097
Camping World Holdings, Inc., Class A	272	4,858
Group 1 Automotive, Inc.	82	24,377
Haverty Furniture Cos., Inc.	95	2,402
Hibbett, Inc.	71	6,192
Leslie's, Inc.*	1,128	4,726
MarineMax, Inc.*	131	4,240
National Vision Holdings, Inc.*	492	6,440
OneWater Marine, Inc., Class A*(a)	84	2,316
Revolve Group, Inc.*	437	6,953
Shoe Carnival, Inc.	174	6,419
Sonic Automotive, Inc., Class A	202	11,003
Victoria's Secret & Co.*	474	8,375
Winmark Corp.	22	7,758
Total Specialty Retail		162,987
Technology Hardware, Storage & Peripherals - 0.2%
Corsair Gaming, Inc.*	612	6,756
Textiles, Apparel & Luxury Goods - 1.9%
Figs, Inc., Class A*	977	5,207
Kontoor Brands, Inc.	325	21,499
Oxford Industries, Inc.	94	9,414
Steven Madden Ltd.	437	18,485
Under Armour, Inc., Class A*	2,634	17,569
Total Textiles, Apparel & Luxury Goods		72,174
Tobacco - 0.4%
Turning Point Brands, Inc.	102	3,273
Vector Group Ltd.	964	10,190
Total Tobacco		13,463
Trading Companies & Distributors - 3.1%
BlueLinx Holdings, Inc.*	50	4,655
Distribution Solutions Group, Inc.*	286	8,580
Global Industrial Co.	233	7,307
GMS, Inc.*	235	18,943
H&E Equipment Services, Inc.	215	9,497
Herc Holdings, Inc.	166	22,126
Hudson Technologies, Inc.*	266	2,338
McGrath RentCorp	144	15,343
Rush Enterprises, Inc., Class A	462	19,344
Titan Machinery, Inc.*	133	2,115
Transcat, Inc.*	52	6,223
Total Trading Companies & Distributors		116,471
Total United States		3,715,662
Ghana - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd.*	2,825	15,651
Puerto Rico - 0.4%
Financial Services - 0.4%
EVERTEC, Inc.	384	12,768
Singapore - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Kulicke & Soffa Industries, Inc.	314	15,446
TOTAL COMMON STOCKS (Cost: $3,736,232)		3,759,527
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $57,731)	57,731	57,731
TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $3,793,963)		3,817,258
Other Assets less Liabilities - (1.4)%		(53,383)
NET ASSETS - 100.0%		$3,763,875
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $56,611 and the total market value of the collateral held by the Fund was $57,731.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,759,527	$—	$—	$3,759,527
Investment of Cash Collateral for Securities Loaned	—	57,731	—	57,731
Total Investments in Securities	$3,759,527	$57,731	$—	$3,817,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.8%
United States - 99.7%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	3,130	$297,350
General Dynamics Corp.	8,750	2,538,725
General Electric Co.	11,987	1,905,573
HEICO Corp., Class A	2,176	386,283
Hexcel Corp.	2,033	126,961
Howmet Aerospace, Inc.	4,874	378,369
Huntington Ingalls Industries, Inc.	1,558	383,782
L3Harris Technologies, Inc.	6,383	1,433,494
Lockheed Martin Corp.	11,006	5,140,903
Northrop Grumman Corp.	3,555	1,549,802
RTX Corp.	61,525	6,176,495
Textron, Inc.	2,845	244,272
Woodward, Inc.	1,401	244,306
Total Aerospace & Defense		20,806,315
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	4,806	423,505
Expeditors International of Washington, Inc.	3,958	493,919
FedEx Corp.	7,364	2,208,022
United Parcel Service, Inc., Class B	44,364	6,071,213
Total Air Freight & Logistics		9,196,659
Automobile Components - 0.1%
BorgWarner, Inc.	6,978	224,971
Dana, Inc.	10,030	121,563
Gentex Corp.	7,841	264,320
LCI Industries	2,292	236,947
Lear Corp.	1,950	222,709
Patrick Industries, Inc.	3,185	345,732
Phinia, Inc.	3,713	146,144
Total Automobile Components		1,562,386
Automobiles - 0.1%
General Motors Co.	25,209	1,171,210
Harley-Davidson, Inc.	4,276	143,417
Thor Industries, Inc.	2,571	240,260
Winnebago Industries, Inc.	3,148	170,622
Total Automobiles		1,725,509
Banks - 8.3%
1st Source Corp.	2,770	148,527
Associated Banc-Corp.	17,636	373,001
Atlantic Union Bankshares Corp.	9,019	296,274
Banc of California, Inc.	13,213	168,862
BancFirst Corp.	3,034	266,082
Bank of America Corp.	362,561	14,419,051
Bank of Hawaii Corp.(a)	2,237	127,979
Bank OZK	8,661	355,101
BankUnited, Inc.	4,937	144,506
Banner Corp.	6,501	322,710
BOK Financial Corp.	3,119	285,825
Brookline Bancorp, Inc.	21,499	179,517
Cadence Bank	8,339	235,827
Capitol Federal Financial, Inc.	26,876	147,549
Cathay General Bancorp	7,430	280,260
Citigroup, Inc.	125,034	7,934,658
City Holding Co.	609	64,706
Columbia Banking System, Inc.	13,986	278,182
Comerica, Inc.	11,808	602,680
Commerce Bancshares, Inc.	4,279	238,683
Community Financial System, Inc.	4,437	209,471
Cullen/Frost Bankers, Inc.	3,707	376,742
CVB Financial Corp.	13,384	230,740
Eagle Bancorp, Inc.	7,045	133,150
East West Bancorp, Inc.	8,536	625,091
Eastern Bankshares, Inc.	10,213	142,778
Fifth Third Bancorp	45,170	1,648,253
First Bancshares, Inc.	9,091	236,184
First Busey Corp.	11,049	267,496
First Citizens BancShares, Inc., Class A	177	297,999
First Commonwealth Financial Corp.	13,885	191,752
First Financial Bancorp	9,407	209,024
First Financial Bankshares, Inc.	4,680	138,200
First Hawaiian, Inc.	20,976	435,462
First Interstate BancSystem, Inc., Class A	13,521	375,478
First Merchants Corp.	4,938	164,386
FNB Corp.	35,211	481,686
Fulton Financial Corp.	13,884	235,750
Glacier Bancorp, Inc.	5,748	214,515
Hancock Whitney Corp.	3,791	181,324
Hanmi Financial Corp.	11,175	186,846
Heartland Financial USA, Inc.	3,171	140,951
Hilltop Holdings, Inc.	6,356	198,816
Home BancShares, Inc.	14,797	354,536
Huntington Bancshares, Inc.	102,794	1,354,825
Independent Bank Group, Inc.	1,884	85,760
International Bancshares Corp.	4,253	243,314
JPMorgan Chase & Co.	175,274	35,450,919
M&T Bank Corp.	10,097	1,528,282
Midland States Bancorp, Inc.	7,492	169,694
National Bank Holdings Corp., Class A	5,337	208,410
New York Community Bancorp, Inc.(a)	82,395	265,312
OceanFirst Financial Corp.	13,274	210,924
Old National Bancorp	14,449	248,378
Park National Corp.	1,022	145,471
Peoples Bancorp, Inc.	7,692	230,760
Pinnacle Financial Partners, Inc.	1,643	131,506
PNC Financial Services Group, Inc.	25,761	4,005,320
Preferred Bank	1,990	150,225
Prosperity Bancshares, Inc.	5,507	336,698
Provident Financial Services, Inc.	22,014	315,901
QCR Holdings, Inc.	3,780	226,800
Regions Financial Corp.	78,594	1,575,024
Renasant Corp.	6,034	184,278
S&T Bancorp, Inc.	7,105	237,236
Sandy Spring Bancorp, Inc.	9,267	225,744
ServisFirst Bancshares, Inc.	1,590	100,472
Simmons First National Corp., Class A	17,945	315,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
Southern States Bancshares, Inc.	4,890	$132,715
SouthState Corp.	2,804	214,282
Stellar Bancorp, Inc.	10,088	231,620
Stock Yards Bancorp, Inc.	3,020	150,003
Synovus Financial Corp.	10,599	425,974
TFS Financial Corp.	32,139	405,594
Tompkins Financial Corp.	4,944	241,762
TrustCo Bank Corp.	8,413	242,042
Trustmark Corp.	7,140	214,486
U.S. Bancorp	113,531	4,507,181
UMB Financial Corp.	1,724	143,816
United Bankshares, Inc.	6,016	195,159
United Community Banks, Inc.	5,028	128,013
Univest Financial Corp.	6,971	159,148
Valley National Bancorp	47,786	333,546
WaFd, Inc.	5,968	170,565
Webster Financial Corp.	10,757	468,898
Wells Fargo & Co.	168,878	10,029,664
WesBanco, Inc.	11,386	317,783
Western Alliance Bancorp	4,902	307,944
Wintrust Financial Corp.	1,526	150,403
WSFS Financial Corp.	4,090	192,230
Zions Bancorp NA	9,102	394,754
Total Banks		102,250,918
Beverages - 3.2%
Brown-Forman Corp., Class B	14,552	628,501
Coca-Cola Co.	303,839	19,339,352
Coca-Cola Consolidated, Inc.	86	93,310
Constellation Brands, Inc., Class A	6,266	1,612,117
Keurig Dr. Pepper, Inc.	57,480	1,919,832
Molson Coors Beverage Co., Class B	8,686	441,509
PepsiCo, Inc.	93,132	15,360,261
Total Beverages		39,394,882
Biotechnology - 3.2%
AbbVie, Inc.	158,345	27,159,334
Amgen, Inc.	25,173	7,865,304
Gilead Sciences, Inc.	69,127	4,742,804
Total Biotechnology		39,767,442
Broadline Retail - 0.2%
eBay, Inc.	20,062	1,077,731
Kohl's Corp.(a)	9,562	219,830
Macy's, Inc.(a)	13,877	266,438
Nordstrom, Inc.	17,043	361,653
Total Broadline Retail		1,925,652
Building Products - 0.4%
AAON, Inc.	1,260	109,922
Advanced Drainage Systems, Inc.	1,465	234,971
AO Smith Corp.	4,514	369,155
Apogee Enterprises, Inc.	2,894	181,844
Armstrong World Industries, Inc.	2,190	247,996
AZZ, Inc.	1,982	153,110
Carlisle Cos., Inc.	1,174	475,717
Carrier Global Corp.	17,310	1,091,915
Fortune Brands Innovations, Inc.	3,692	239,758
Lennox International, Inc.	1,038	555,309
Masco Corp.	9,154	610,297
Owens Corning	2,699	468,870
Simpson Manufacturing Co., Inc.	1,132	190,776
UFP Industries, Inc.	2,262	253,344
Zurn Elkay Water Solutions Corp.	5,279	155,203
Total Building Products		5,338,187
Capital Markets - 4.6%
Ameriprise Financial, Inc.	3,520	1,503,709
Ares Management Corp., Class A	8,373	1,115,953
Bank of New York Mellon Corp.	40,363	2,417,340
BlackRock, Inc.	5,699	4,486,937
Blackstone, Inc.	29,699	3,676,736
Blue Owl Capital, Inc.	32,835	582,821
Carlyle Group, Inc.	20,613	827,612
Cboe Global Markets, Inc.	3,361	571,572
Charles Schwab Corp.	40,010	2,948,337
CME Group, Inc.	11,156	2,193,270
Cohen & Steers, Inc.	3,554	257,878
Evercore, Inc., Class A	2,240	466,883
FactSet Research Systems, Inc.	627	255,985
Franklin Resources, Inc.	37,298	833,610
Goldman Sachs Group, Inc.	15,806	7,149,370
Hamilton Lane, Inc., Class A	2,051	253,463
Houlihan Lokey, Inc.	2,888	389,476
Interactive Brokers Group, Inc., Class A	1,418	173,847
Intercontinental Exchange, Inc.	18,728	2,563,676
Jefferies Financial Group, Inc.	12,282	611,152
KKR & Co., Inc.	10,779	1,134,382
LPL Financial Holdings, Inc.	1,089	304,158
MarketAxess Holdings, Inc.	601	120,519
Moelis & Co., Class A	5,956	338,658
Moody's Corp.	3,026	1,273,734
Morgan Stanley	106,175	10,319,148
Morningstar, Inc.	487	144,079
MSCI, Inc.	1,230	592,552
Nasdaq, Inc.	11,798	710,947
Northern Trust Corp.	11,818	992,476
Raymond James Financial, Inc.	5,091	629,299
S&P Global, Inc.	4,395	1,960,170
SEI Investments Co.	2,963	191,676
State Street Corp.	16,811	1,244,014
StepStone Group, Inc., Class A	3,385	155,338
Stifel Financial Corp.	3,894	327,680
T Rowe Price Group, Inc.	14,750	1,700,822
TPG, Inc.	4,696	194,649
Tradeweb Markets, Inc., Class A	2,290	242,740
Victory Capital Holdings, Inc., Class A	6,538	312,059
Virtu Financial, Inc., Class A	7,404	166,220
Virtus Investment Partners, Inc.	1,126	254,307
Total Capital Markets		56,589,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
Chemicals - 1.4%
Air Products & Chemicals, Inc.	8,333	$2,150,331
Albemarle Corp.	2,966	283,312
Ashland, Inc.	1,682	158,932
Avient Corp.	6,072	265,043
Cabot Corp.	3,378	310,404
Celanese Corp.	3,807	513,526
CF Industries Holdings, Inc.	6,271	464,807
Chemours Co.	8,339	188,211
Dow, Inc.	58,882	3,123,690
DuPont de Nemours, Inc.	14,022	1,128,631
Eastman Chemical Co.	7,113	696,861
Ecolab, Inc.	6,899	1,641,962
Element Solutions, Inc.	10,516	285,194
Huntsman Corp.	11,277	256,777
Innospec, Inc.	1,774	219,249
Kronos Worldwide, Inc.	12,650	158,757
Mosaic Co.	9,327	269,550
NewMarket Corp.	443	228,397
Olin Corp.	4,200	198,030
PPG Industries, Inc.	9,084	1,143,585
Quaker Chemical Corp.	1,022	173,433
RPM International, Inc.	3,735	402,185
Scotts Miracle-Gro Co.(a)	4,835	314,565
Sensient Technologies Corp.	2,493	184,956
Sherwin-Williams Co.	4,434	1,323,239
Stepan Co.	1,501	126,024
Westlake Corp.	2,695	390,290
Total Chemicals		16,599,941
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	3,250	164,352
Brady Corp., Class A	3,130	206,643
Brink's Co.	1,880	192,512
Cintas Corp.	2,288	1,602,195
Deluxe Corp.	5,816	130,627
HNI Corp.	4,695	211,369
MillerKnoll, Inc.	4,545	120,397
MSA Safety, Inc.	1,006	188,816
Pitney Bowes, Inc.	16,914	85,923
Republic Services, Inc.	6,502	1,263,599
Rollins, Inc.	11,374	554,937
Steelcase, Inc., Class A	9,110	118,066
Tetra Tech, Inc.	875	178,920
Veralto Corp.	1,904	181,775
Waste Management, Inc.	14,511	3,095,777
Total Commercial Services & Supplies		8,295,908
Communications Equipment - 1.4%
Cisco Systems, Inc.	296,346	14,079,398
Juniper Networks, Inc.	16,867	614,971
Motorola Solutions, Inc.	4,238	1,636,080
Ubiquiti, Inc.(a)	2,209	321,763
Total Communications Equipment		16,652,212
Construction & Engineering - 0.1%
AECOM	2,093	184,477
Comfort Systems USA, Inc.	389	118,303
EMCOR Group, Inc.	360	131,429
MDU Resources Group, Inc.	12,146	304,864
Quanta Services, Inc.	1,804	458,378
Valmont Industries, Inc.	549	150,673
Total Construction & Engineering		1,348,124
Construction Materials - 0.1%
Eagle Materials, Inc.	861	187,233
Martin Marietta Materials, Inc.	991	536,924
Vulcan Materials Co.	2,281	567,239
Total Construction Materials		1,291,396
Consumer Finance - 0.8%
Ally Financial, Inc.	17,924	711,045
American Express Co.	15,403	3,566,565
Bread Financial Holdings, Inc.	3,879	172,848
Capital One Financial Corp.	12,017	1,663,754
Discover Financial Services	10,277	1,344,334
FirstCash Holdings, Inc.	2,067	216,787
Navient Corp.	10,146	147,726
OneMain Holdings, Inc.	12,578	609,907
SLM Corp.	12,188	253,389
Synchrony Financial	18,865	890,239
Total Consumer Finance		9,576,594
Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos., Inc., Class A	26,566	524,678
Casey's General Stores, Inc.	729	278,157
Costco Wholesale Corp.	6,394	5,434,836
Kroger Co.	37,370	1,865,884
Sysco Corp.	31,130	2,222,371
Target Corp.	21,660	3,206,546
Walmart, Inc.	256,811	17,388,673
Weis Markets, Inc.	2,376	149,142
Total Consumer Staples Distribution & Retail		31,070,287
Containers & Packaging - 0.5%
AptarGroup, Inc.	1,997	281,198
Avery Dennison Corp.	1,907	416,966
Ball Corp.	7,176	430,703
Berry Global Group, Inc.	3,230	190,085
Crown Holdings, Inc.	2,204	163,956
Graphic Packaging Holding Co.	13,280	348,069
Greif, Inc., Class A	4,733	272,005
International Paper Co.	24,666	1,064,338
Packaging Corp. of America	6,187	1,129,499
Pactiv Evergreen, Inc.	12,900	146,028
Sealed Air Corp.	5,709	198,616
Silgan Holdings, Inc.	2,716	114,968
Sonoco Products Co.	7,526	381,719
Westrock Co.	11,584	582,212
Total Containers & Packaging		5,720,362
Distributors - 0.1%
Genuine Parts Co.	6,179	854,679
LKQ Corp.	11,283	469,260
Pool Corp.	947	291,042
Total Distributors		1,614,981
Diversified Consumer Services - 0.1%
ADT, Inc.	33,063	251,279
H&R Block, Inc.	10,790	585,142
Perdoceo Education Corp.	4,551	97,482
Service Corp. International	4,785	340,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
Strategic Education, Inc.	1,871	$207,045
Total Diversified Consumer Services		1,481,305
Diversified REITs - 0.1%
Broadstone Net Lease, Inc.	13,111	208,072
WP Carey, Inc.	14,262	785,123
Total Diversified REITs		993,195
Diversified Telecommunication Services - 0.0%
Cogent Communications Holdings, Inc.(a)	5,529	312,057
Iridium Communications, Inc.	3,531	93,995
Total Diversified Telecommunication Services		406,052
Electric Utilities - 2.6%
ALLETE, Inc.	6,028	375,846
Alliant Energy Corp.	13,885	706,747
American Electric Power Co., Inc.	34,525	3,029,224
Constellation Energy Corp.	4,816	964,500
Duke Energy Corp.	48,432	4,854,339
Edison International	24,757	1,777,800
Entergy Corp.	20,362	2,178,734
Evergy, Inc.	18,320	970,410
Eversource Energy	24,581	1,393,989
Exelon Corp.	53,127	1,838,725
FirstEnergy Corp.	37,529	1,436,235
IDACORP, Inc.	2,278	212,196
MGE Energy, Inc.	2,017	150,710
NRG Energy, Inc.	10,682	831,701
OGE Energy Corp.	18,242	651,239
Otter Tail Corp.	2,848	249,456
PG&E Corp.	23,337	407,464
Pinnacle West Capital Corp.	11,268	860,650
PNM Resources, Inc.	7,776	287,401
Portland General Electric Co.	8,552	369,788
PPL Corp.	39,530	1,093,005
Southern Co.	64,709	5,019,477
Xcel Energy, Inc.	43,515	2,324,136
Total Electric Utilities		31,983,772
Electrical Equipment - 0.4%
AMETEK, Inc.	3,262	543,808
Emerson Electric Co.	20,432	2,250,789
EnerSys	1,185	122,671
Hubbell, Inc.	1,490	544,565
Powell Industries, Inc.	640	91,776
Regal Rexnord Corp.	1,567	211,890
Rockwell Automation, Inc.	3,048	839,054
Vertiv Holdings Co.	3,695	319,876
Total Electrical Equipment		4,924,429
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	28,209	1,900,440
Avnet, Inc.	6,326	325,726
Badger Meter, Inc.	474	88,330
Benchmark Electronics, Inc.	3,467	136,808
CDW Corp.	2,567	574,597
Climb Global Solutions, Inc.	908	57,031
Corning, Inc.	48,483	1,883,565
Crane NXT Co.	2,646	162,517
Jabil, Inc.	1,761	191,579
Littelfuse, Inc.	747	190,926
Richardson Electronics Ltd.	1,879	22,341
TD SYNNEX Corp.	1,712	197,565
Vishay Intertechnology, Inc.	6,502	144,995
Total Electronic Equipment, Instruments & Components		5,876,420
Energy Equipment & Services - 0.3%
Archrock, Inc.	19,570	395,705
Atlas Energy Solutions, Inc.(a)	4,814	95,943
Baker Hughes Co.	38,469	1,352,955
Cactus, Inc., Class A(a)	3,379	178,209
ChampionX Corp.	5,724	190,094
Halliburton Co.	23,154	782,142
Helmerich & Payne, Inc.	4,607	166,497
Kodiak Gas Services, Inc.	11,091	302,341
Liberty Energy, Inc.	7,161	149,593
NOV, Inc.	11,921	226,618
Patterson-UTI Energy, Inc.	24,155	250,246
Total Energy Equipment & Services		4,090,343
Entertainment - 0.3%
Electronic Arts, Inc.	3,297	459,371
Endeavor Group Holdings, Inc., Class A	5,993	161,991
TKO Group Holdings, Inc.	1,905	205,721
Walt Disney Co.	22,441	2,228,167
Warner Music Group Corp., Class A	3,207	98,294
Total Entertainment		3,153,544
Financial Services - 1.9%
Apollo Global Management, Inc.	16,814	1,985,229
Corebridge Financial, Inc.	43,525	1,267,448
Enact Holdings, Inc.	10,605	325,149
Equitable Holdings, Inc.	15,429	630,429
Federal Agricultural Mortgage Corp., Class C	653	118,076
Fidelity National Information Services, Inc.	31,588	2,380,472
Global Payments, Inc.	3,990	385,833
Jack Henry & Associates, Inc.	1,655	274,763
Jackson Financial, Inc., Class A	7,032	522,196
Mastercard, Inc., Class A	11,715	5,168,189
MGIC Investment Corp.	21,267	458,304
PennyMac Financial Services, Inc.	1,894	179,172
Radian Group, Inc.	15,212	473,093
UWM Holdings Corp.(a)	10,626	73,638
Visa, Inc., Class A	29,583	7,764,650
Voya Financial, Inc.	3,592	255,571
Walker & Dunlop, Inc.	1,809	177,644
Western Union Co.	39,104	477,851
Total Financial Services		22,917,707
Food Products - 1.7%
Archer-Daniels-Midland Co.	19,939	1,205,313
B&G Foods, Inc.	10,227	82,634
Campbell Soup Co.	15,954	720,961
Conagra Brands, Inc.	32,870	934,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
Flowers Foods, Inc.	18,343	$407,215
General Mills, Inc.	32,976	2,086,062
Hershey Co.	5,656	1,039,742
Hormel Foods Corp.	29,748	907,017
Ingredion, Inc.	4,360	500,092
J & J Snack Foods Corp.	887	144,022
JM Smucker Co.	5,735	625,344
Kellanova	21,801	1,257,482
Kraft Heinz Co.	87,768	2,827,885
Lamb Weston Holdings, Inc.	3,175	266,954
Lancaster Colony Corp.	1,507	284,778
McCormick & Co., Inc., Non-Voting Shares	10,218	724,865
Mondelez International, Inc., Class A	75,317	4,928,744
Seaboard Corp.	56	177,001
Tyson Foods, Inc., Class A	16,776	958,581
Utz Brands, Inc.	9,717	161,691
WK Kellogg Co.	9,620	158,345
Total Food Products		20,398,893
Gas Utilities - 0.3%
Atmos Energy Corp.	9,373	1,093,360
Chesapeake Utilities Corp.	1,428	151,654
National Fuel Gas Co.	7,475	405,070
New Jersey Resources Corp.	6,751	288,538
ONE Gas, Inc.	5,489	350,473
Southwest Gas Holdings, Inc.	3,980	280,112
Spire, Inc.	5,760	349,805
UGI Corp.	20,028	458,641
Total Gas Utilities		3,377,653
Ground Transportation - 0.8%
CSX Corp.	39,412	1,318,331
JB Hunt Transport Services, Inc.	1,553	248,480
Landstar System, Inc.	1,491	275,060
Marten Transport Ltd.	12,924	238,448
Norfolk Southern Corp.	7,962	1,709,362
Old Dominion Freight Line, Inc.	2,588	457,041
Ryder System, Inc.	2,497	309,328
Schneider National, Inc., Class B	6,079	146,868
Union Pacific Corp.	20,895	4,727,703
Werner Enterprises, Inc.	4,222	151,274
Total Ground Transportation		9,581,895
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	49,410	5,134,193
Becton Dickinson & Co.	6,902	1,613,066
Dentsply Sirona, Inc.	9,075	226,058
GE HealthCare Technologies, Inc.	5,304	413,288
ResMed, Inc.	2,563	490,609
Stryker Corp.	8,615	2,931,254
Zimmer Biomet Holdings, Inc.	2,777	301,388
Total Health Care Equipment & Supplies		11,109,856
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	7,369	724,520
Cencora, Inc.	3,936	886,781
Chemed Corp.	233	126,421
Cigna Group	8,706	2,877,942
CVS Health Corp.	62,745	3,705,720
Elevance Health, Inc.	4,434	2,402,607
Encompass Health Corp.	3,652	313,305
HCA Healthcare, Inc.	4,114	1,321,746
Humana, Inc.	1,482	553,749
Labcorp Holdings, Inc.	1,901	386,873
McKesson Corp.	1,667	973,595
Patterson Cos., Inc.	7,727	186,375
Premier, Inc., Class A	11,249	210,019
Quest Diagnostics, Inc.	3,643	498,654
Select Medical Holdings Corp.	5,932	207,976
UnitedHealth Group, Inc.	27,969	14,243,493
Universal Health Services, Inc., Class B	1,271	235,046
Total Health Care Providers & Services		29,854,822
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	9,088	1,063,023
Sabra Health Care REIT, Inc.	14,039	216,201
Ventas, Inc.	17,166	879,929
Welltower, Inc.	19,203	2,001,913
Total Health Care REITs		4,161,066
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.	26,902	483,698
Ryman Hospitality Properties, Inc.	2,296	229,278
Total Hotel & Resort REITs		712,976
Hotels, Restaurants & Leisure - 2.2%
Aramark	5,766	196,159
Bloomin' Brands, Inc.	8,828	169,762
Booking Holdings, Inc.	785	3,109,777
Boyd Gaming Corp.	3,322	183,042
Cheesecake Factory, Inc.	5,527	217,156
Choice Hotels International, Inc.	985	117,215
Churchill Downs, Inc.	1,129	157,608
Darden Restaurants, Inc.	9,190	1,390,631
Dine Brands Global, Inc.	3,973	143,823
Domino's Pizza, Inc.	911	470,377
Hilton Worldwide Holdings, Inc.	3,073	670,529
Las Vegas Sands Corp.	22,392	990,846
Marriott International, Inc., Class A	7,046	1,703,511
Marriott Vacations Worldwide Corp.	2,358	205,901
McDonald's Corp.	38,203	9,735,653
Monarch Casino & Resort, Inc.	1,652	112,551
Papa John's International, Inc.(a)	3,344	157,101
Red Rock Resorts, Inc., Class A	2,946	161,824
Starbucks Corp.	42,411	3,301,696
Texas Roadhouse, Inc.	4,046	694,739
Travel & Leisure Co.	6,539	294,124
Vail Resorts, Inc.	2,443	440,058
Wendy's Co.	21,415	363,198
Wyndham Hotels & Resorts, Inc.	3,590	265,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
Yum! Brands, Inc.	11,216	$1,485,671
Total Hotels, Restaurants & Leisure		26,738,612
Household Durables - 0.3%
Century Communities, Inc.	2,767	225,953
DR Horton, Inc.	5,364	755,948
Installed Building Products, Inc.	492	101,194
KB Home	4,454	312,582
La-Z-Boy, Inc.	2,395	89,286
Leggett & Platt, Inc.	1,821	20,869
Lennar Corp., Class A	5,186	777,226
PulteGroup, Inc.	5,309	584,521
Tempur Sealy International, Inc.	3,745	177,288
Toll Brothers, Inc.	737	84,888
Worthington Enterprises, Inc.	2,668	126,276
Total Household Durables		3,256,031
Household Products - 2.6%
Church & Dwight Co., Inc.	5,405	560,390
Clorox Co.	5,839	796,848
Colgate-Palmolive Co.	44,666	4,334,389
Energizer Holdings, Inc.	4,646	137,243
Kimberly-Clark Corp.	26,982	3,728,913
Procter & Gamble Co.	132,091	21,784,448
Reynolds Consumer Products, Inc.	9,932	277,897
Spectrum Brands Holdings, Inc.	2,378	204,342
WD-40 Co.	649	142,546
Total Household Products		31,967,016
Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class A	5,085	115,226
Clearway Energy, Inc., Class C	8,028	198,212
Ormat Technologies, Inc.	1,773	127,124
Vistra Corp.	17,339	1,490,807
Total Independent Power & Renewable Electricity Producers		1,931,369
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	30,930	6,604,792
Industrial REITs - 0.4%
Americold Realty Trust, Inc.	4,667	119,195
EastGroup Properties, Inc.	865	147,137
First Industrial Realty Trust, Inc.	3,874	184,054
Innovative Industrial Properties, Inc.	691	75,471
LXP Industrial Trust	11,391	103,886
Prologis, Inc.	38,932	4,372,453
STAG Industrial, Inc.	7,656	276,075
Total Industrial REITs		5,278,271
Insurance - 2.6%
Aflac, Inc.	32,279	2,882,838
Allstate Corp.	10,572	1,687,926
American Financial Group, Inc.	3,086	379,640
American International Group, Inc.	23,951	1,778,122
AMERISAFE, Inc.	2,938	128,949
Arthur J Gallagher & Co.	3,212	832,904
Assurant, Inc.	1,904	316,540
Brown & Brown, Inc.	4,740	423,803
Cincinnati Financial Corp.	7,032	830,479
CNA Financial Corp.	15,088	695,104
CNO Financial Group, Inc.	9,278	257,186
Erie Indemnity Co., Class A	1,203	435,967
F&G Annuities & Life, Inc.(a)	3,899	148,357
Fidelity National Financial, Inc.	16,758	828,180
First American Financial Corp.	6,582	355,099
Globe Life, Inc.	1,292	106,306
Hanover Insurance Group, Inc.	1,278	160,312
Hartford Financial Services Group, Inc.	15,479	1,556,259
Horace Mann Educators Corp.	4,171	136,058
Kemper Corp.	2,956	175,380
Kinsale Capital Group, Inc.	259	99,788
Lincoln National Corp.	18,143	564,247
Loews Corp.	2,193	163,905
Marsh & McLennan Cos., Inc.	15,420	3,249,302
Mercury General Corp.	3,338	177,381
MetLife, Inc.	36,995	2,596,679
Old Republic International Corp.	24,477	756,339
Primerica, Inc.	1,592	376,635
Principal Financial Group, Inc.	14,017	1,099,634
Progressive Corp.	6,669	1,385,218
Prudential Financial, Inc.	26,907	3,153,231
Reinsurance Group of America, Inc.	3,626	744,309
RLI Corp.	938	131,967
Safety Insurance Group, Inc.	1,869	140,231
Selective Insurance Group, Inc.	1,711	160,543
Stewart Information Services Corp.	3,344	207,596
Travelers Cos., Inc.	7,857	1,597,642
Unum Group	11,352	580,201
WR Berkley Corp.	10,442	820,532
Total Insurance		32,120,789
Interactive Media & Services - 2.5%
Alphabet, Inc., Class A	66,244	12,066,345
Alphabet, Inc., Class C	43,058	7,897,698
Meta Platforms, Inc., Class A	21,653	10,917,876
Total Interactive Media & Services		30,881,919
IT Services - 1.2%
Cognizant Technology Solutions Corp., Class A	13,530	920,040
International Business Machines Corp.	78,342	13,549,249
Total IT Services		14,469,289
Leisure Products - 0.1%
Acushnet Holdings Corp.	2,700	171,396
Brunswick Corp.	2,707	196,988
Polaris, Inc.	4,061	318,017
Total Leisure Products		686,401
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	3,432	444,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
Bio-Techne Corp.	2,296	$164,508
Bruker Corp.	2,098	133,873
Danaher Corp.	8,176	2,042,774
Thermo Fisher Scientific, Inc.	4,165	2,303,245
West Pharmaceutical Services, Inc.	1,138	374,846
Total Life Sciences Tools & Services		5,464,136
Machinery - 2.4%
AGCO Corp.	2,089	204,471
Allison Transmission Holdings, Inc.	3,971	301,399
Caterpillar, Inc.	15,940	5,309,614
Cummins, Inc.	6,281	1,739,397
Deere & Co.	6,353	2,373,671
Donaldson Co., Inc.	5,073	363,024
Dover Corp.	3,786	683,184
Flowserve Corp.	7,379	354,930
Fortive Corp.	4,608	341,453
Graco, Inc.	3,745	296,904
Greenbrier Cos., Inc.	2,045	101,330
Hillenbrand, Inc.	3,330	133,267
IDEX Corp.	1,447	291,136
Illinois Tool Works, Inc.	15,288	3,622,645
Ingersoll Rand, Inc.	6,422	583,374
ITT, Inc.	3,533	456,393
John Bean Technologies Corp.	1,659	157,555
Kennametal, Inc.	9,430	221,982
Lincoln Electric Holdings, Inc.	2,186	412,367
Mueller Industries, Inc.	5,547	315,846
Mueller Water Products, Inc., Class A	10,895	195,238
Nordson Corp.	959	222,430
Oshkosh Corp.	2,294	248,211
Otis Worldwide Corp.	14,051	1,352,549
PACCAR, Inc.	34,075	3,507,681
Parker-Hannifin Corp.	3,834	1,939,276
Snap-on, Inc.	3,113	813,707
Stanley Black & Decker, Inc.	8,305	663,486
Terex Corp.	1,954	107,157
Timken Co.	4,174	334,463
Toro Co.	3,387	316,718
Trinity Industries, Inc.	8,600	257,312
Westinghouse Air Brake Technologies Corp.	2,495	394,335
Xylem, Inc.	4,520	613,048
Total Machinery		29,229,553
Marine Transportation - 0.0%
Matson, Inc.	1,581	207,064
Media - 1.2%
Cable One, Inc.	269	95,226
Comcast Corp., Class A	273,321	10,703,250
Fox Corp., Class B	16,387	524,712
Gray Television, Inc.	4,568	23,754
Interpublic Group of Cos., Inc.	26,169	761,256
John Wiley & Sons, Inc., Class A	3,742	152,299
New York Times Co., Class A	4,311	220,766
News Corp., Class A	12,541	345,755
News Corp., Class B(a)	37	1,051
Nexstar Media Group, Inc.	2,121	352,107
Omnicom Group, Inc.	10,858	973,963
Sirius XM Holdings, Inc.(a)	175,168	495,726
Total Media		14,649,865
Metals & Mining - 0.2%
Carpenter Technology Corp.	1,159	127,003
Commercial Metals Co.	4,311	237,062
Kaiser Aluminum Corp.	1,901	167,098
Nucor Corp.	4,897	774,118
Reliance, Inc.	2,197	627,463
Royal Gold, Inc.	1,983	248,192
Steel Dynamics, Inc.	4,285	554,908
U.S. Steel Corp.	4,005	151,389
Total Metals & Mining		2,887,233
Multi-Utilities - 1.5%
Ameren Corp.	17,890	1,272,158
Avista Corp.	12,489	432,244
Black Hills Corp.	8,203	446,079
CenterPoint Energy, Inc.	24,672	764,339
CMS Energy Corp.	13,547	806,453
Consolidated Edison, Inc.	27,188	2,431,151
Dominion Energy, Inc.	77,081	3,776,969
DTE Energy Co.	10,417	1,156,391
NiSource, Inc.	23,410	674,442
Northwestern Energy Group, Inc.	10,044	503,004
Public Service Enterprise Group, Inc.	40,491	2,984,187
Sempra	30,229	2,299,218
Unitil Corp.	3,203	165,883
WEC Energy Group, Inc.	14,207	1,114,681
Total Multi-Utilities		18,827,199
Office REITs - 0.0%
Kilroy Realty Corp.	4,021	125,334
SL Green Realty Corp.	2,590	146,698
Total Office REITs		272,032
Oil, Gas & Consumable Fuels - 7.7%
Antero Midstream Corp.	58,482	862,025
APA Corp.	14,275	420,256
California Resources Corp.	4,579	243,694
Cheniere Energy, Inc.	5,355	936,215
Chesapeake Energy Corp.	6,040	496,428
Chevron Corp.	130,312	20,383,403
Chord Energy Corp.	4,486	752,212
Civitas Resources, Inc.	10,212	704,628
ConocoPhillips	39,224	4,486,441
Crescent Energy Co., Class A	12,468	147,746
CVR Energy, Inc.(a)	10,881	291,284
Delek U.S. Holdings, Inc.	5,044	124,889
Diamondback Energy, Inc.	6,826	1,366,497
DT Midstream, Inc.	7,503	532,938
EOG Resources, Inc.	42,200	5,311,714
EQT Corp.(a)	9,670	357,597
Equitrans Midstream Corp.	37,942	492,487
Exxon Mobil Corp.	278,906	32,107,659
Granite Ridge Resources, Inc.	22,105	139,925
Hess Corp.	6,075	896,184
HF Sinclair Corp.	9,936	529,986
Kinetik Holdings, Inc.	5,168	214,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
Magnolia Oil & Gas Corp., Class A	9,187	$232,799
Marathon Oil Corp.	16,885	484,093
Marathon Petroleum Corp.	19,249	3,339,316
Matador Resources Co.	2,802	166,999
Murphy Oil Corp.	8,213	338,704
New Fortress Energy, Inc.(a)	4,002	87,964
Northern Oil & Gas, Inc.	8,073	300,073
Occidental Petroleum Corp.	18,749	1,181,749
ONEOK, Inc.	47,645	3,885,450
Ovintiv, Inc.	13,115	614,700
PBF Energy, Inc., Class A	5,110	235,162
Peabody Energy Corp.	5,739	126,947
Permian Resources Corp.	14,078	227,360
Phillips 66	21,093	2,977,699
Range Resources Corp.	6,241	209,261
Sitio Royalties Corp., Class A	7,992	188,691
SM Energy Co.	4,196	181,393
Targa Resources Corp.	7,554	972,804
Texas Pacific Land Corp.	400	293,708
Valero Energy Corp.	16,301	2,555,345
Viper Energy, Inc.	7,613	285,716
Williams Cos., Inc.	86,646	3,682,455
World Kinect Corp.	5,149	132,844
Total Oil, Gas & Consumable Fuels		94,499,602
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,467	203,108
Sylvamo Corp.	2,448	167,933
Total Paper & Forest Products		371,041
Passenger Airlines - 0.1%
Allegiant Travel Co.	1,979	99,405
Delta Air Lines, Inc.	10,874	515,863
Southwest Airlines Co.	22,375	640,149
Spirit Airlines, Inc.(a)	12,596	46,101
Total Passenger Airlines		1,301,518
Personal Care Products - 0.2%
Edgewell Personal Care Co.	5,062	203,442
Inter Parfums, Inc.	1,960	227,419
Kenvue, Inc.	114,631	2,083,991
Nu Skin Enterprises, Inc., Class A	9,018	95,050
Total Personal Care Products		2,609,902
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	130,391	5,415,138
Eli Lilly & Co.	10,579	9,578,015
Johnson & Johnson	162,920	23,812,387
Merck & Co., Inc.	111,076	13,751,209
Organon & Co.	25,709	532,176
Viatris, Inc.	93,418	993,034
Zoetis, Inc.	9,178	1,591,098
Total Pharmaceuticals		55,673,057
Professional Services - 1.0%
Automatic Data Processing, Inc.	15,199	3,627,849
Booz Allen Hamilton Holding Corp.	3,195	491,710
Broadridge Financial Solutions, Inc.	4,259	839,023
Concentrix Corp.(a)	2,223	140,671
Dun & Bradstreet Holdings, Inc.	15,008	138,974
Equifax, Inc.	1,547	375,086
Exponent, Inc.	1,724	163,987
Insperity, Inc.	2,293	209,145
Jacobs Solutions, Inc.	2,080	290,597
KBR, Inc.	2,602	166,892
Korn Ferry	2,927	196,519
Leidos Holdings, Inc.	3,083	449,748
ManpowerGroup, Inc.	2,537	177,083
Maximus, Inc.	1,977	169,429
Paychex, Inc.	23,356	2,769,087
Paycom Software, Inc.	895	128,021
Resources Connection, Inc.	16,809	185,571
Robert Half, Inc.	3,396	217,276
Science Applications International Corp.	2,441	286,940
SS&C Technologies Holdings, Inc.	6,381	399,897
Verisk Analytics, Inc.	1,315	354,458
Total Professional Services		11,777,963
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	54	525
Residential REITs - 0.6%
American Homes 4 Rent, Class A	6,703	249,083
AvalonBay Communities, Inc.	9,394	1,943,525
Camden Property Trust	2,910	317,510
Equity LifeStyle Properties, Inc.	3,865	251,727
Equity Residential	19,140	1,327,168
Essex Property Trust, Inc.	2,490	677,778
Invitation Homes, Inc.	18,230	654,275
Mid-America Apartment Communities, Inc.	5,213	743,426
Sun Communities, Inc.	3,455	415,775
UDR, Inc.	14,201	584,371
Total Residential REITs		7,164,638
Retail REITs - 0.9%
Agree Realty Corp.	2,442	151,257
Brixmor Property Group, Inc.	19,953	460,715
Federal Realty Investment Trust	4,787	483,343
Getty Realty Corp.	9,036	240,900
Kimco Realty Corp.	26,519	516,060
Macerich Co.	18	278
NNN REIT, Inc.	13,384	570,158
Realty Income Corp.	60,229	3,181,296
Regency Centers Corp.	4,567	284,067
Simon Property Group, Inc.	30,212	4,586,182
Tanger, Inc.	5,616	152,250
Total Retail REITs		10,626,506
Semiconductors & Semiconductor Equipment - 7.3%
Amkor Technology, Inc.	5,355	214,307
Analog Devices, Inc.	13,801	3,150,216
Applied Materials, Inc.	10,502	2,478,367
Broadcom, Inc.	18,796	30,177,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
Intel Corp.	69,868	$2,163,812
KLA Corp.	2,103	1,733,944
Lam Research Corp.	2,199	2,341,605
Microchip Technology, Inc.	15,013	1,373,689
Micron Technology, Inc.	11,180	1,470,505
MKS Instruments, Inc.	1,641	214,282
Monolithic Power Systems, Inc.	597	490,543
NVIDIA Corp.	222,237	27,455,159
Power Integrations, Inc.	9	632
QUALCOMM, Inc.	35,421	7,055,155
Skyworks Solutions, Inc.	6,308	672,307
Teradyne, Inc.	1,895	281,010
Texas Instruments, Inc.	43,137	8,391,441
Universal Display Corp.	773	162,523
Total Semiconductors & Semiconductor Equipment		89,827,039
Software - 4.4%
Bentley Systems, Inc., Class B	3,811	188,111
Dolby Laboratories, Inc., Class A	1,445	114,487
Gen Digital, Inc.	21,465	536,196
InterDigital, Inc.	1,598	186,263
Intuit, Inc.	3,308	2,174,051
Microsoft Corp.	89,377	39,947,050
Oracle Corp.	53,742	7,588,370
Progress Software Corp.	4,516	245,038
Roper Technologies, Inc.	1,271	716,412
Salesforce, Inc.	10,157	2,611,365
Total Software		54,307,343
Specialized REITs - 1.9%
American Tower Corp.	18,861	3,666,201
Crown Castle, Inc.	31,644	3,091,619
CubeSmart	15,754	711,608
Digital Realty Trust, Inc.	13,436	2,042,944
EPR Properties	5,573	233,955
Equinix, Inc.	2,477	1,874,098
Extra Space Storage, Inc.	12,134	1,885,745
Four Corners Property Trust, Inc.	8,861	218,601
Gaming & Leisure Properties, Inc.	17,189	777,115
Iron Mountain, Inc.	13,464	1,206,644
Lamar Advertising Co., Class A	6,226	744,194
National Storage Affiliates Trust	5,337	219,991
PotlatchDeltic Corp.	2,642	104,068
Public Storage	10,267	2,953,303
SBA Communications Corp.	1,398	274,427
VICI Properties, Inc.	110,661	3,169,331
Weyerhaeuser Co.	19,432	551,674
Total Specialized REITs		23,725,518
Specialty Retail - 3.1%
American Eagle Outfitters, Inc.	10,439	208,362
Bath & Body Works, Inc.	8,771	342,508
Best Buy Co., Inc.	15,885	1,338,947
Buckle, Inc.	4,957	183,112
Camping World Holdings, Inc., Class A	2,649	47,311
Dick's Sporting Goods, Inc.	2,830	608,025
Gap, Inc.	17,519	418,529
Guess?, Inc.	6,292	128,357
Home Depot, Inc.	59,498	20,481,592
Lithia Motors, Inc.	651	164,345
Lowe's Cos., Inc.	28,716	6,330,729
Murphy USA, Inc.	224	105,159
Penske Automotive Group, Inc.	2,920	435,138
Ross Stores, Inc.	5,884	855,063
TJX Cos., Inc.	39,683	4,369,098
Tractor Supply Co.	3,749	1,012,230
Upbound Group, Inc.	6,954	213,488
Williams-Sonoma, Inc.	2,840	801,931
Winmark Corp.	294	103,673
Total Specialty Retail		38,147,597
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	184,126	38,780,618
Dell Technologies, Inc., Class C	6,596	909,655
Hewlett Packard Enterprise Co.	49,555	1,049,079
HP, Inc.	54,540	1,909,991
NetApp, Inc.	9,469	1,219,607
Xerox Holdings Corp.	16,132	187,454
Total Technology Hardware, Storage & Peripherals		44,056,404
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc.	2,748	170,293
Columbia Sportswear Co.	1,752	138,548
Kontoor Brands, Inc.	3,811	252,098
Levi Strauss & Co., Class A	7,352	141,746
NIKE, Inc., Class B	25,338	1,909,725
Oxford Industries, Inc.	1,451	145,318
Ralph Lauren Corp.	2,263	396,161
Steven Madden Ltd.	4,496	190,181
Tapestry, Inc.	14,932	638,940
Wolverine World Wide, Inc.	8,663	117,124
Total Textiles, Apparel & Luxury Goods		4,100,134
Tobacco - 1.7%
Altria Group, Inc.	173,731	7,913,447
Philip Morris International, Inc.	126,914	12,860,196
Universal Corp.	3,046	146,787
Vector Group Ltd.	23,199	245,213
Total Tobacco		21,165,643
Trading Companies & Distributors - 0.5%
Air Lease Corp.	4,845	230,283
Applied Industrial Technologies, Inc.	1,774	344,156
Fastenal Co.	30,425	1,911,907
GATX Corp.	1,262	167,038
H&E Equipment Services, Inc.	2,567	113,384
Herc Holdings, Inc.	1,321	176,076
MSC Industrial Direct Co., Inc., Class A	4,309	341,747
Rush Enterprises, Inc., Class A	5,523	231,248
United Rentals, Inc.	1,231	796,125
Watsco, Inc.	1,440	667,066
WESCO International, Inc.	792	125,548
WW Grainger, Inc.	1,152	1,039,380
Total Trading Companies & Distributors		6,143,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2024

Investments	Shares	Value
Water Utilities - 0.1%
American States Water Co.	5,309	$385,274
American Water Works Co., Inc.	5,902	762,303
Essential Utilities, Inc.	11,616	433,625
Total Water Utilities		1,581,202
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	43,362	7,639,517
Telephone & Data Systems, Inc.	7,340	152,158
Total Wireless Telecommunication Services		7,791,675
Total United States		1,226,093,773
Puerto Rico - 0.1%
Banks - 0.1%
First BanCorp	19,679	359,929
OFG Bancorp	8,363	313,195
Popular, Inc.	4,789	423,491
Total Puerto Rico		1,096,615
TOTAL COMMON STOCKS (Cost: $908,873,221)		1,227,190,388
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $706,220)	706,220	706,220
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $909,579,441)		1,227,896,608
Other Assets less Liabilities - 0.1%		1,241,569
NET ASSETS - 100.0%		$1,229,138,177
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $3,315,226 and the total market value of the collateral held by the Fund was $3,417,811. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,711,591.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2024.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,227,190,388	$—	$—	$1,227,190,388
Investment of Cash Collateral for Securities Loaned	—	706,220	—	706,220
Total Investments in Securities	$1,227,190,388	$706,220	$—	$1,227,896,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Value Fund (WTV)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.8%
United States - 99.8%
Aerospace & Defense - 2.8%
Lockheed Martin Corp.	5,406	$2,525,143
Northrop Grumman Corp.	3,216	1,402,015
RTX Corp.	27,693	2,780,100
Textron, Inc.	24,210	2,078,671
Total Aerospace & Defense		8,785,929
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	22,282	2,780,571
United Parcel Service, Inc., Class B	11,383	1,557,763
Total Air Freight & Logistics		4,338,334
Automobile Components - 0.9%
BorgWarner, Inc.	35,563	1,146,551
Lear Corp.	14,249	1,627,378
Total Automobile Components		2,773,929
Automobiles - 0.8%
General Motors Co.	50,831	2,361,608
Banks - 1.7%
Citigroup, Inc.	37,632	2,388,127
Wells Fargo & Co.	47,623	2,828,330
Total Banks		5,216,457
Beverages - 1.1%
Keurig Dr. Pepper, Inc.	49,879	1,665,959
Molson Coors Beverage Co., Class B	33,810	1,718,562
Total Beverages		3,384,521
Biotechnology - 1.5%
Exelixis, Inc.*	56,002	1,258,365
Gilead Sciences, Inc.	16,538	1,134,672
United Therapeutics Corp.*	7,471	2,379,887
Total Biotechnology		4,772,924
Broadline Retail - 0.9%
eBay, Inc.	34,340	1,844,745
Etsy, Inc.*	14,332	845,301
Total Broadline Retail		2,690,046
Building Products - 2.3%
Builders FirstSource, Inc.*	18,153	2,512,557
Carlisle Cos., Inc.	6,016	2,437,743
Owens Corning	13,390	2,326,111
Total Building Products		7,276,411
Capital Markets - 6.8%
Ameriprise Financial, Inc.	5,644	2,411,060
Bank of New York Mellon Corp.	49,887	2,987,732
Goldman Sachs Group, Inc.	6,278	2,839,665
Jefferies Financial Group, Inc.	47,230	2,350,165
LPL Financial Holdings, Inc.	8,010	2,237,193
Morgan Stanley	21,450	2,084,726
Raymond James Financial, Inc.	13,907	1,719,044
Stifel Financial Corp.	34,621	2,913,357
T Rowe Price Group, Inc.	16,203	1,868,368
Total Capital Markets		21,411,310
Chemicals - 2.9%
CF Industries Holdings, Inc.	21,955	1,627,305
Dow, Inc.	35,507	1,883,646
Eastman Chemical Co.	17,110	1,676,267
FMC Corp.	24,601	1,415,787
Olin Corp.	54,172	2,554,210
Total Chemicals		9,157,215
Communications Equipment - 1.4%
Ciena Corp.*	28,265	1,361,808
Cisco Systems, Inc.	31,738	1,507,872
F5, Inc.*	8,705	1,499,262
Total Communications Equipment		4,368,942
Construction & Engineering - 0.8%
WillScot Mobile Mini Holdings Corp.*	66,639	2,508,292
Construction Materials - 0.5%
Eagle Materials, Inc.	7,777	1,691,186
Consumer Finance - 2.3%
Discover Financial Services	26,206	3,428,007
Synchrony Financial	79,348	3,744,432
Total Consumer Finance		7,172,439
Consumer Staples Distribution & Retail - 0.4%
Sysco Corp.	19,373	1,383,038
Containers & Packaging - 0.7%
Berry Global Group, Inc.	36,176	2,128,958
Diversified Consumer Services - 1.0%
H&R Block, Inc.	37,404	2,028,419
Service Corp. International	15,254	1,085,017
Total Diversified Consumer Services		3,113,436
Electric Utilities - 0.8%
NRG Energy, Inc.	33,006	2,569,847
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics, Inc.*	18,904	2,282,847
Corning, Inc.	34,036	1,322,299
Jabil, Inc.	24,162	2,628,584
TD SYNNEX Corp.	13,670	1,577,518
Total Electronic Equipment, Instruments & Components		7,811,248
Energy Equipment & Services - 0.9%
Baker Hughes Co.	42,638	1,499,578
Halliburton Co.	38,351	1,295,497
Total Energy Equipment & Services		2,795,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

June 30, 2024

Investments	Shares	Value
Financial Services - 4.3%
Corebridge Financial, Inc.	74,684	$2,174,798
Corpay, Inc.*	4,872	1,297,950
Equitable Holdings, Inc.	86,048	3,515,921
Fidelity National Information Services, Inc.	25,857	1,948,584
Fiserv, Inc.*	11,128	1,658,517
Global Payments, Inc.	10,317	997,654
PayPal Holdings, Inc.*	35,574	2,064,359
Total Financial Services		13,657,783
Food Products - 2.9%
General Mills, Inc.	26,683	1,687,967
Kellanova	22,134	1,276,689
Kraft Heinz Co.	59,228	1,908,326
Mondelez International, Inc., Class A	19,147	1,252,980
Post Holdings, Inc.*	28,576	2,976,476
Total Food Products		9,102,438
Ground Transportation - 0.6%
CSX Corp.	58,388	1,953,079
Health Care Equipment & Supplies - 0.5%
Hologic, Inc.*	22,604	1,678,347
Health Care Providers & Services - 3.8%
Cigna Group	6,228	2,058,790
DaVita, Inc.*	8,241	1,141,955
HCA Healthcare, Inc.	7,846	2,520,763
Labcorp Holdings, Inc.	9,517	1,936,805
McKesson Corp.	3,618	2,113,057
Universal Health Services, Inc., Class B	11,008	2,035,709
Total Health Care Providers & Services		11,807,079
Hotel & Resort REITs - 0.4%
Host Hotels & Resorts, Inc.	71,138	1,279,061
Hotels, Restaurants & Leisure - 4.5%
Booking Holdings, Inc.	482	1,909,443
Darden Restaurants, Inc.	5,079	768,554
Expedia Group, Inc.*	19,078	2,403,637
Hilton Worldwide Holdings, Inc.	5,132	1,119,802
Hyatt Hotels Corp., Class A	8,517	1,293,903
Las Vegas Sands Corp.	25,416	1,124,658
Marriott International, Inc., Class A	6,349	1,534,998
McDonald's Corp.	3,889	991,073
MGM Resorts International*	42,939	1,908,209
Starbucks Corp.	13,832	1,076,821
Total Hotels, Restaurants & Leisure		14,131,098
Household Durables - 1.1%
NVR, Inc.*	160	1,214,170
PulteGroup, Inc.	8,785	967,228
Toll Brothers, Inc.	11,520	1,326,874
Total Household Durables		3,508,272
Independent Power & Renewable Electricity Producers - 2.0%
Vistra Corp.	73,485	6,318,240
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	6,138	1,310,709
Insurance - 7.6%
Aflac, Inc.	24,784	2,213,459
American International Group, Inc.	32,676	2,425,866
Assurant, Inc.	7,504	1,247,540
Globe Life, Inc.	16,147	1,328,575
Hartford Financial Services Group, Inc.	27,592	2,774,100
MetLife, Inc.	38,676	2,714,668
Old Republic International Corp.	92,041	2,844,067
Primerica, Inc.	7,381	1,746,197
Principal Financial Group, Inc.	25,097	1,968,860
Prudential Financial, Inc.	21,337	2,500,483
Unum Group	38,462	1,965,793
Total Insurance		23,729,608
Interactive Media & Services - 0.7%
Match Group, Inc.*(a)	75,047	2,279,928
IT Services - 2.0%
Cognizant Technology Solutions Corp., Class A	17,340	1,179,120
GoDaddy, Inc., Class A*	22,977	3,210,117
Twilio, Inc., Class A*	16,807	954,806
VeriSign, Inc.*	4,897	870,686
Total IT Services		6,214,729
Machinery - 2.2%
Allison Transmission Holdings, Inc.	19,074	1,447,717
Caterpillar, Inc.	6,271	2,088,870
Deere & Co.	5,818	2,173,779
Illinois Tool Works, Inc.	5,246	1,243,092
Total Machinery		6,953,458
Media - 3.0%
Comcast Corp., Class A	59,324	2,323,128
Fox Corp., Class A	90,867	3,123,099
Interpublic Group of Cos., Inc.	58,246	1,694,376
Omnicom Group, Inc.	23,807	2,135,488
Total Media		9,276,091
Metals & Mining - 1.7%
Nucor Corp.	8,897	1,406,438
Reliance, Inc.	4,201	1,199,806
Steel Dynamics, Inc.	20,911	2,707,974
Total Metals & Mining		5,314,218
Oil, Gas & Consumable Fuels - 13.1%
APA Corp.	79,296	2,334,474
Cheniere Energy, Inc.	13,262	2,318,595
Chevron Corp.	18,056	2,824,320
ConocoPhillips	21,262	2,431,948
Coterra Energy, Inc.	45,938	1,225,166
Devon Energy Corp.	46,173	2,188,600
Diamondback Energy, Inc.	10,033	2,008,506
EOG Resources, Inc.	13,352	1,680,616
Exxon Mobil Corp.	45,083	5,189,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

June 30, 2024

Investments	Shares	Value
Kinder Morgan, Inc.	97,913	$1,945,531
Marathon Oil Corp.	114,805	3,291,459
Marathon Petroleum Corp.	18,543	3,216,840
Murphy Oil Corp.	44,655	1,841,572
Occidental Petroleum Corp.	40,183	2,532,735
Phillips 66	19,962	2,818,036
Valero Energy Corp.	21,214	3,325,507
Total Oil, Gas & Consumable Fuels		41,173,860
Pharmaceuticals - 0.6%
Viatris, Inc.	183,198	1,947,395
Professional Services - 1.2%
Paycom Software, Inc.	8,938	1,278,491
Robert Half, Inc.	15,952	1,020,609
Science Applications International Corp.	13,489	1,585,632
Total Professional Services		3,884,732
Software - 3.0%
AppLovin Corp., Class A*	61,657	5,131,095
CCC Intelligent Solutions Holdings, Inc.*	105,707	1,174,405
Dropbox, Inc., Class A*	59,204	1,330,314
Gen Digital, Inc.	71,864	1,795,163
Total Software		9,430,977
Specialty Retail - 3.8%
AutoNation, Inc.*	12,799	2,039,905
AutoZone, Inc.*	364	1,078,933
Best Buy Co., Inc.	22,324	1,881,690
Dick's Sporting Goods, Inc.	6,031	1,295,760
Home Depot, Inc.	2,555	879,533
Lowe's Cos., Inc.	7,094	1,563,943
Murphy USA, Inc.	2,680	1,258,153
Penske Automotive Group, Inc.	9,093	1,355,039
Ulta Beauty, Inc.*	1,698	655,207
Total Specialty Retail		12,008,163
Technology Hardware, Storage & Peripherals - 1.7%
Dell Technologies, Inc., Class C	9,168	1,264,359
HP, Inc.	37,564	1,315,491
NetApp, Inc.	21,181	2,728,113
Total Technology Hardware, Storage & Peripherals		5,307,963
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc., Class B	10,674	804,499
PVH Corp.	8,034	850,560
Ralph Lauren Corp.	7,635	1,336,583
Tapestry, Inc.	52,133	2,230,771
Total Textiles, Apparel & Luxury Goods		5,222,413
Tobacco - 1.0%
Altria Group, Inc.	66,279	3,019,008
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc.*	29,941	2,709,661
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	13,217	2,328,571
TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $289,603,866)		313,258,026
Other Assets less Liabilities - 0.2%		749,901
NET ASSETS - 100.0%		$314,007,927
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2024. At June 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $2,037,556 and the total market value of the collateral held by the Fund was $2,091,007, which was entirely composed of non-cash U.S. Government securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Value Fund (WTV)

June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$313,258,026	$—	$—	$313,258,026
Total Investments in Securities	$313,258,026	$—	$—	$313,258,026

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CLP	Chilean peso
CNY	Chinese yuan
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
PLN	Polish zloty
SAR	Saudi riyal
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended June 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.